Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 50.7% ) Value
Communications Services (3.3%)
25,464 Activision Blizzard, Inc. $ 2,368,152
7,125 Alphabet, Inc., Class A
a
14,695,455
1,529 Alphabet, Inc., Class C
a
3,162,935
8,958 AMC Networks, Inc.
a
476,207
2,880 ANGI Homeservices, Inc.
a
37,440
22,512 AT&T, Inc. 681,438
437 Cardlytics, Inc.
a
47,939
1,816 Cars.com Inc.
a
23,535
1,080 Charter Communications, Inc.
a
666,382
67,552 Comcast Corporation 3,655,239
879 Consolidated Communications
Holdings, Inc.
a
6,329
14,541 Discovery, Inc., Class A
a,b
631,952
15,267 DISH Network Corporation
a
552,665
1,698 EchoStar Corporation
a
40,752
5,801 Entercom Communications
Corporation
a
30,455
31,287 Facebook, Inc.
a
9,214,960
5,450 Gannett Company, Inc.
a
29,321
3,964 Gray Television, Inc. 72,938
770 Hemisphere Media Group, Inc.
a
8,970
5,412 Interpublic Group of Companies,
Inc. 158,030
33,846 Live Nation Entertainment, Inc.
a
2,865,064
13,888 Lumen Technologies, Inc. 185,405
17,026 Match Group, Inc.
a
2,339,032
2,179 Omnicom Group, Inc. 161,573
98,296 QuinStreet, Inc.
a
1,995,409
7,774 RingCentral, Inc.
a
2,315,719
54 Roku, Inc.
a
17,591
663 Scholastic Corporation 19,963
5,530 Take-Two Interactive Software,
Inc.
a
977,151
6,756 Telephone & Data Systems, Inc. 155,118
56,451 Twitter, Inc.
a
3,591,977
75,815 Uber Technologies, Inc.
a
4,132,676
1,098 United States Cellular Corporation
a
40,055
61,544 Verizon Communications, Inc. 3,578,784
6,361 Walt Disney Company
a
1,173,732
2,998 WideOpenWest, Inc.
a
40,743
5,100 Zillow Group, Inc.
a
670,038
Total 60,821,124
Consumer Discretionary (7.0%)
1,308 Aaron's Company, Inc. 33,589
4,065 Adient plc
a
179,673
7,440 Amazon.com, Inc.
a
23,019,955
6,589 American Axle & Manufacturing
Holdings, Inc.
a
63,650
6,277 American Eagle Outfitters, Inc.
b
183,539
47,182 Aptiv plc
a
6,506,398
10,405 At Home Group, Inc.
a
298,623
2,673 AutoNation, Inc.
a
249,177
1,160 AutoZone, Inc.
a
1,628,988
11,761 Bally's Corporation
a
764,230
2,141 Beazer Homes USA, Inc.
a
44,790
1,398 Bed Bath & Beyond, Inc.
a
40,752
1,688 Big 5 Sporting Goods Corporation 26,502
2,444 Big Lots, Inc. 166,925
1,866 BJ's Restaurants, Inc.
a
108,377
1,339 Booking Holdings, Inc.
a
3,119,656
4,028 Bright Horizons Family Solutions,
Inc.
a
690,601
841 Brinker International, Inc.
a
59,761
1,217 Brunswick Corporation 116,065
Shares Common Stock (50.7%) Value
Consumer Discretionary (7.0%) - continued
6,207 Burlington Stores, Inc.
a
$ 1,854,652
22,673 Caesars Entertainment, Inc.
a
1,982,754
454 Camping World Holdings, Inc. 16,517
5,821 Carnival Corporation
a
154,489
5,294 Carvana Company
a
1,389,146
53 Cavco Industries, Inc.
a
11,957
32,930 Cedar Fair, LP
a
1,635,962
479 Century Casinos, Inc.
a
4,919
13,670 Chegg, Inc.
a
1,170,972
19,486 Chewy, Inc.
a,b
1,650,659
28,137 Chico's FAS, Inc.
a
93,133
1,885 Children's Place, Inc.
a
131,385
3,251 Chipotle Mexican Grill, Inc.
a
4,619,086
10,956 Choice Hotels International, Inc. 1,175,469
490 Churchill Downs, Inc. 111,436
90,517 Cooper-Standard Holdings, Inc.
a
3,287,577
1,864 Cracker Barrel Old Country Store,
Inc. 322,248
17,961 Crocs, Inc.
a
1,444,962
3,948 Culp, Inc. 60,760
13,649 D.R. Horton, Inc. 1,216,399
6,482 Dana, Inc. 157,707
2,012 Darden Restaurants, Inc. 285,704
592 Deckers Outdoor Corporation
a
195,609
3,111 Designer Brands, Inc.
a
54,131
9,049 Dick's Sporting Goods, Inc. 689,081
2,678 Dillard's, Inc. 258,614
5,557 Domino's Pizza, Inc. 2,043,809
1,014 Dorman Products, Inc.
a
104,077
108,152 Duluth Holdings, Inc.
a,b
1,832,095
8,455 Emerald Holding, Inc.
a
46,672
834 Ethan Allen Interiors, Inc. 23,027
2,231 Etsy, Inc.
a
449,926
4,128 Expedia Group, Inc.
a
710,511
15,889 Farfetch, Ltd.
a,b
842,435
12,389 Five Below, Inc.
a
2,363,697
3,550 Foot Locker, Inc. 199,688
262 Fox Factory Holding Corporation
a
33,290
12,354 Gap, Inc.
a
367,902
1,458 Garmin, Ltd. 192,237
16,779 Gentex Corporation 598,507
3,532 Genuine Parts Company 408,264
4,423 G-III Apparel Group, Ltd.
a
133,309
6,481 Goodyear Tire & Rubber
Company
a
113,871
125 Graham Holdings Company 70,305
2,200 Grand Canyon Education, Inc.
a
235,620
1,728 Group 1 Automotive, Inc. 272,661
7,385 Guess ?, Inc. 173,548
17,805 Hanesbrands, Inc. 350,224
19,823 Harley-Davidson, Inc. 794,902
1,070 Helen of Troy, Ltd.
a
225,406
5,942 Home Depot, Inc. 1,813,796
6,538 IAA, Inc.
a
360,505
2,884 KB Home 134,193
5,765 Knoll, Inc. 95,180
25,034 Kohl's Corporation 1,492,277
5,047 L Brands, Inc.
a
312,207
5,565 Lear Corporation 1,008,656
43,754 Leggett & Platt, Inc. 1,997,370
6,571 Lithia Motors, Inc. 2,563,281
18,691 Lowe's Companies, Inc. 3,554,654
3,271 Lululemon Athletica, Inc.
a
1,003,248
1,965 M.D.C. Holdings, Inc. 116,721
1,441 M/I Homes, Inc.
a
85,120

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Consumer Discretionary (7.0%) - continued
46,572 Macy's, Inc.
a
$ 754,001
4,356 Magnite, Inc.
a
181,253
382 Marriott Vacations Worldwide
Corporation
a
66,537
22,992 Mattel, Inc.
a
458,001
3,897 McDonald's Corporation 873,474
318 Mercadolibre, Inc.
a
468,141
1,424 Meritage Homes Corporation
a
130,894
30,324 Miller Industries, Inc. 1,400,666
4,313 Mohawk Industries, Inc.
a
829,433
2,382 Nautilus, Inc.
a
37,254
6,844 NIKE, Inc. 909,499
600 Noodles & Company
a
6,210
20,451 Nordstrom, Inc.
a
774,479
12,428 Norwegian Cruise Line Holdings,
Ltd.
a
342,889
827 NVR, Inc.
a
3,895,939
10,642 Ollie's Bargain Outlet Holdings,
Inc.
a
925,854
4,702 Overstock.com, Inc.
a
311,555
20,067 Park Hotels & Resorts, Inc.
a
433,046
6,383 Penn National Gaming, Inc.
a
669,194
33,892 Planet Fitness, Inc.
a
2,619,852
3,147 Playa Hotels and Resorts NV
a
22,973
723 Pool Corporation 249,609
5,800 PulteGroup, Inc. 304,152
973 Purple Innovation, Inc.
a
30,795
535 PVH Corporation
a
56,550
35,602 Qurate Retail, Inc. 418,680
169 Revolve Group, Inc.
a
7,593
1,033 RH
a
616,288
4,413 Ross Stores, Inc. 529,163
1,976 Royal Caribbean Cruises, Ltd.
a
169,165
5,128 Ruth's Hospitality Group, Inc.
a
127,328
29,166 Skyline Corporation
a
1,320,053
11,233 Sleep Number Corporation
a
1,611,823
18,268 Sony Corporation ADR 1,936,591
3,880 Standard Motor Products, Inc. 161,330
976 Stitch Fix, Inc.
a
48,351
42,595 Stoneridge, Inc.
a
1,354,947
1,005 Strategic Education, Inc. 92,370
25,465 Taylor Morrison Home Corporation
a
784,577
9,289 Tenneco, Inc.
a
99,578
9,158 Tesla, Inc.
a
6,116,903
15,508 Texas Roadhouse, Inc.
a
1,487,838
1,475 Thor Industries, Inc. 198,742
9,296 Toll Brothers, Inc. 527,362
376 TopBuild Corporation
a
78,746
12,201 Tri Pointe Homes, Inc.
a
248,412
3,179 TripAdvisor, Inc.
a
170,998
10,954 Tupperware Brands Corporation
a
289,295
4,807 Ulta Beauty, Inc.
a
1,486,180
844 Vail Resorts, Inc.
a
246,161
627 Whirlpool Corporation 138,159
327 Williams-Sonoma, Inc. 58,598
11,542 Wingstop, Inc. 1,467,796
42 Winmark Corporation 7,830
3,418 Workhorse Group, Inc.
a,b
47,066
15,342 Wyndham Hotels & Resorts, Inc. 1,070,565
601 YETI Holdings, Inc.
a
43,398
32,143 Zumiez, Inc.
a
1,378,935
Total 129,492,841
Consumer Staples (1.5%)
2,363 Altria Group, Inc. 120,891
Shares Common Stock (50.7%) Value
Consumer Staples (1.5%) - continued
19,440 BJ's Wholesale Club Holdings,
Inc.
a
$ 872,078
136 Boston Beer Company, Inc.
a
164,054
906 Casey's General Stores, Inc. 195,868
79 Church & Dwight Company, Inc. 6,901
6,926 Colgate-Palmolive Company 545,977
3,270 Costco Wholesale Corporation 1,152,610
26,314 Coty, Inc.
a
237,089
6,856 Darling Ingredients, Inc.
a
504,464
76,006 e.l.f. Beauty, Inc.
a
2,039,241
614 Edgewell Personal Care Company 24,314
2,545 Flowers Foods, Inc. 60,571
26,473 Hain Celestial Group, Inc.
a
1,154,223
1,533 Hershey Company 242,459
1,533 Ingredion, Inc. 137,847
9,959 John B. Sanfilippo & Son, Inc. 899,995
5,967 Kimberly-Clark Corporation 829,711
34,538 Lamb Weston Holdings, Inc. 2,676,004
314 Medifast, Inc. 66,511
9,073 Monster Beverage Corporation
a
826,460
9,660 NewAge, Inc.
a,b
27,628
695 PepsiCo, Inc. 98,308
2,601 Performance Food Group
Company
a
149,844
33,131 Philip Morris International, Inc. 2,940,045
127,654 Primo Water Corporation 2,075,654
5,420 Procter & Gamble Company 734,031
925 Seneca Foods Corporation
a
43,558
888 Spectrum Brands Holdings, Inc. 75,480
304 Tootsie Roll Industries, Inc. 10,072
77,947 Turning Point Brands, Inc. 4,066,495
386 United Natural Foods, Inc.
a
12,715
3,333 US Foods Holding Corporation
a
127,054
783 Utz Brands, Inc. 19,411
991 Vector Group, Ltd. 13,824
26,937 Wal-Mart Stores, Inc. 3,658,853
23 WD-40 Company 7,042
Total 26,817,282
Energy (1.1%)
16,071 Antero Midstream Corporation 145,121
33,100 Antero Resources Corporation
a
337,620
86 APA Corporation 1,539
16,424 Archrock, Inc. 155,864
371 Bonanza Creek Energy, Inc.
a
13,256
45,960 BP plc ADR 1,119,126
25,807 Centennial Resource
Development, Inc.
a,b
108,389
2,501 Chevron Corporation 262,080
11,875 Cimarex Energy Company 705,256
768 Clean Energy Fuels Corporation
a
10,552
4,489 CNX Resources Corporation
a
65,988
23,127 ConocoPhillips 1,225,037
1,471 CONSOL Energy, Inc.
a
14,298
5,817 Continental Resources, Inc.
a
150,486
7,229 Core Laboratories NV 208,123
48 Delek US Holdings, Inc. 1,045
143,652 Devon Energy Corporation 3,138,796
6,698 Diamondback Energy, Inc. 492,236
3,645 Dorian LPG, Ltd.
a
47,859
14,913 EnLink Midstream, LLC 63,977
38,207 Enterprise Products Partners, LP 841,318
6,745 EOG Resources, Inc. 489,215
685 Evolution Petroleum Corporation 2,315
6,246 Exterran Corporation
a
20,987

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Energy (1.1%) - continued
12,745 Exxon Mobil Corporation $ 711,553
18,793 Gevo, Inc.
a,b
184,359
20,227 Gran Tierra Energy, Inc.
a,b
14,155
38,074 Halliburton Company 817,068
18,378 Helix Energy Solutions Group, Inc.
a
92,809
77,274 Helmerich & Payne, Inc. 2,083,307
9,074 HollyFrontier Corporation 324,668
50,106 Kinder Morgan, Inc. 834,265
3,293 Liberty Oilfield Services, Inc.
a
37,178
23,302 Marathon Oil Corporation 248,865
22,516 Marathon Petroleum Corporation 1,204,381
956 Nabors Industries, Ltd.
a
89,338
83,092 Nine Energy Service, Inc.
a
191,112
13,071 Occidental Petroleum Corporation 347,950
4,013 Oceaneering International, Inc.
a
45,829
14,463 Patterson-UTI Energy, Inc. 103,121
9,806 Pioneer Natural Resources
Company 1,557,389
3,047 Plains GP Holdings, LP
a
28,642
4,442 ProPetro Holding Corporation
a
47,352
1,397 Renewable Energy Group, Inc.
a
92,258
3,800 Ring Energy, Inc.
a,b
8,778
19,528 Talos Energy, Inc.
a
235,117
2,234 Targa Resources Corporation 70,930
30,639 Transocean, Ltd.
a
108,768
241 TravelCenters of America, Inc.
a
6,538
6,991 Valero Energy Corporation 500,556
Total 19,606,769
Financials (7.4%)
137 1st Source Corporation 6,518
1,654 AG Mortgage Investment Trust,
Inc. 6,666
47,162 Air Lease Corporation 2,310,938
1,336 Alleghany Corporation
a
836,723
23,470 Ally Financial, Inc. 1,061,079
15,276 American Equity Investment Life
Holding Company 481,652
18,234 American Express Company 2,579,017
9,484 American Financial Group, Inc. 1,082,124
169 American National Group, Inc. 18,230
1,262 Ameriprise Financial, Inc. 293,352
16,120 Ameris Bancorp 846,461
32,323 Annaly Capital Management, Inc. 277,978
9,539 Apollo Commercial Real Estate
Finance, Inc. 133,260
34,340 Arch Capital Group, Ltd.
a
1,317,626
1,069 Argo Group International Holdings,
Ltd. 53,792
13,118 Arthur J. Gallagher & Company 1,636,733
3,062 Artisan Partners Asset
Management, Inc. 159,745
26,060 Associated Banc-Corp 556,120
58,297 Assured Guaranty, Ltd. 2,464,797
1,606 Bancorp, Inc.
a
33,276
111,099 Bank of America Corporation 4,298,420
1,690 Bank of Marin Bancorp 66,180
34,458 Bank of N.T. Butterfield & Son, Ltd. 1,316,985
3,849 BankFinancial Corporation 39,722
9,226 Banner Corporation 492,023
3,456 Berkshire Hathaway, Inc.
a
882,904
19,414 Berkshire Hills Bancorp, Inc. 433,321
1,418 BlackRock, Inc. 1,069,115
1,752 Blackstone Mortgage Trust, Inc. 54,312
89 BM Technologies, Inc.
a,c
985
Shares Common Stock (50.7%) Value
Financials (7.4%) - continued
518 BOK Financial Corporation $ 46,268
76,909 Bridgewater Bancshares, Inc.
a
1,242,080
7,581 Brighthouse Financial, Inc.
a
335,459
14,726 BrightSphere Investment Group 300,116
1,317 Broadmark Realty Capital, Inc. 13,776
9,054 Brookline Bancorp, Inc. 135,810
1,441 Brown & Brown, Inc. 65,868
2,423 Byline Bancorp, Inc. 51,246
21,741 Capital One Financial Corporation 2,766,107
10,066 Central Pacific Financial
Corporation 268,561
66,779 Charles Schwab Corporation 4,352,655
21,466 Chimera Investment Corporation 272,618
9,961 Chubb, Ltd. 1,573,539
7,099 Cincinnati Financial Corporation 731,836
35,117 Citigroup, Inc. 2,554,762
6,133 Citizens Financial Group, Inc. 270,772
3,534 CME Group, Inc. 721,749
6,878 CNO Financial Group, Inc. 167,067
53,047 Columbia Banking System, Inc. 2,285,795
16,585 Comerica, Inc. 1,189,808
598 Commerce Bancshares, Inc. 45,813
10,573 Community Trust Bancorp, Inc. 465,529
747 Cowen, Inc. 26,257
900 Cullen/Frost Bankers, Inc. 97,884
2,691 Customers Bancorp, Inc.
a
85,628
234 Diamond Hill Investment Group,
Inc. 36,506
1,347 Dime Community Bancshares, Inc. 40,599
13,373 Discover Financial Services 1,270,301
4,687 East West Bancorp, Inc. 345,901
3,993 Ellington Residential Mortgage
REIT 49,154
428 Employers Holdings, Inc. 18,430
808 Encore Capital Group, Inc.
a
32,506
2,834 Enova International, Inc.
a
100,550
191 Enstar Group, Ltd.
a
47,125
1,195 Enterprise Financial Services
Corporation 59,081
74,787 Equitable Holdings, Inc. 2,439,552
3,449 Essent Group, Ltd. 163,793
15,737 Evercore, Inc. 2,073,192
223,721 Everi Holdings, Inc.
a
3,156,703
30,844 F.N.B. Corporation 391,719
1,877 FactSet Research Systems, Inc. 579,223
361 Federal Agricultural Mortgage
Corporation 36,360
6,281 Financial Institutions, Inc. 190,252
946 First American Financial
Corporation 53,591
12,456 First Bancorp/Puerto Rico 140,255
11,717 First Busey Corporation 300,541
15,933 First Financial Bancorp 382,392
3,660 First Financial Corporation 164,737
3,735 First Horizon Corporation 63,159
503 First Mid-Illinois Bancshares, Inc. 22,097
11,586 First Midwest Bancorp, Inc. 253,849
486 First of Long Island Corporation 10,328
9,955 First Republic Bank 1,659,996
20,132 Flagstar Bancorp, Inc. 907,953
1,255 Flushing Financial Corporation 26,644
45,768 Fulton Financial Corporation 779,429
19,608 Glacier Bancorp, Inc. 1,119,225
2,448 Goldman Sachs Group, Inc. 800,496
11,239 Granite Point Mortgage Trust, Inc. 134,531
9,594 Great Southern Bancorp, Inc. 543,692

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Financials (7.4%) - continued
8,085 Great Western Bancorp, Inc. $ 244,895
11,075 Hamilton Lane, Inc. 980,802
29,109 Hancock Whitney Corporation 1,222,869
6,573 Hanmi Financial Corporation 129,685
5,390 Hanover Insurance Group, Inc. 697,789
56,456 Heartland Financial USA, Inc. 2,837,479
12,649 Heritage Commerce Corporation 154,571
795 Hilltop Holdings, Inc. 27,133
227 HomeStreet, Inc. 10,004
6,969 Hometrust Bancshares, Inc. 169,695
54,251 Hope Bancorp, Inc. 817,020
7,310 Horizon Bancorp, Inc. 135,820
8,319 Independent Bank Corporation 196,661
11,823 Invesco Mortgage Capital. Inc. 47,410
20,693 Invesco, Ltd. 521,877
33,852 J.P. Morgan Chase & Company 5,153,290
29,449 James River Group Holdings, Ltd. 1,343,463
8,764 Jefferies Financial Group, Inc. 263,796
45,577 KeyCorp 910,628
16,054 Kinsale Capital Group, Inc. 2,645,699
459 KKR Real Estate Finance Trust,
Inc. 8,441
8,137 Ladder Capital Corporation 96,017
2,976 Lakeland Bancorp, Inc. 51,872
10,216 Lincoln National Corporation 636,150
3,327 Loews Corporation 170,609
110 Markel Corporation
a
125,358
156 MarketAxess Holdings, Inc. 77,676
8,103 Marsh & McLennan Companies,
Inc. 986,945
2,936 Mercantile Bank Corporation 95,332
14,391 Meridian Bancorp, Inc. 265,082
8,175 MetLife, Inc. 496,958
68,619 MFA Financial, Inc. 279,279
4,593 Midland States Bancorp, Inc. 127,410
11,264 MidWestOne Financial Group, Inc. 348,846
1,238 Moody's Corporation 369,679
35,221 Morgan Stanley 2,735,263
4,967 Mr. Cooper Group, Inc.
a
172,653
3,735 MSCI, Inc. 1,566,011
171 National Western Life Group, Inc. 42,579
14,985 Navient Corporation 214,435
354 NBT Bancorp, Inc. 14,125
43,585 New York Community Bancorp,
Inc. 550,043
7,867 New York Mortgage Trust, Inc. 35,166
3,930 NMI Holdings, Inc.
a
92,905
5,157 Northern Trust Corporation 542,052
3,998 OFG Bancorp 90,435
10,800 Old National Bancorp 208,872
4,590 Old Republic International
Corporation 100,246
3,248 Old Second Bancorp, Inc. 42,906
1,030 OneMain Holdings, Inc. 55,332
559 Oppenheimer Holdings, Inc. 22,388
14,295 PacWest Bancorp 545,354
278 Peapack-Gladstone Financial
Corporation 8,585
1,935 PennyMac Mortgage Investment
Trust 37,926
1,361 Peoples Bancorp, Inc. 45,144
20,696 Popular, Inc. 1,455,343
12,040 Premier Financial Corporation 400,450
12,915 Primerica, Inc. 1,909,095
2,829 PROG Holdings, Inc. 122,467
1,875 Prosperity Bancshares, Inc. 140,419
Shares Common Stock (50.7%) Value
Financials (7.4%) - continued
7,684 QCR Holdings, Inc. $ 362,838
43,775 Radian Group, Inc. 1,017,769
17,272 Raymond James Financial, Inc. 2,116,856
14,968 Redwood Trust, Inc. 155,817
5,379 Reinsurance Group of America,
Inc. 678,023
1,529 RenaissanceRe Holdings, Ltd. 245,022
378 RLI Corporation 42,173
9,577 S&P Global, Inc. 3,379,436
1,331 Safety Insurance Group, Inc. 112,137
64,232 Seacoast Banking Corporation of
Florida
a
2,327,768
8,673 SEI Investments Company 528,446
9,460 Selective Insurance Group, Inc. 686,228
6,230 Signature Bank 1,408,603
3,447 Simmons First National
Corporation 102,273
969 Southside Bancshares, Inc. 37,316
6,454 Starwood Property Trust, Inc. 159,672
3,451 Sterling Bancorp 79,442
1,112 Stifel Financial Corporation 71,235
38,266 Synovus Financial Corporation 1,750,670
3,937 T. Rowe Price Group, Inc. 675,589
1,384 Territorial Bancorp, Inc. 36,621
8,478 TMX Group, Ltd. 880,992
65 Tompkins Financial Corporation 5,376
6,415 Torchmark Corporation 619,881
2,308 Towne Bank 70,163
10,456 TPG RE Finance Trust, Inc. 117,107
2,774 TriCo Bancshares 131,404
25,119 Triumph Bancorp, Inc.
a
1,943,959
28,175 Truist Financial Corporation 1,643,166
10,038 TrustCo Bank Corporation 73,980
2,951 Trustmark Corporation 99,331
17,966 Two Harbors Investment
Corporation 131,691
55,287 Umpqua Holdings Corporation 970,287
8,077 United Bankshares, Inc. 311,611
550 Universal Insurance Holdings, Inc. 7,887
887 Univest Financial Corporation 25,359
28,988 Unum Group 806,736
18,147 Valley National Bancorp 249,340
4,361 Voya Financial, Inc. 277,534
203 Walker & Dunlop, Inc. 20,856
1,644 Washington Trust Bancorp, Inc. 84,880
1,022 Webster Financial Corporation 56,322
89,004 Wells Fargo & Company 3,477,386
4,234 WesBanco, Inc. 152,678
163 Westamerica Bancorporation 10,233
76,641 Western Alliance Bancorp 7,237,976
13,531 Western Asset Mortgage Capital
Corporation 43,164
170 Westwood Holdings Group, Inc. 2,458
8,479 Wintrust Financial Corporation 642,708
43,311 Zions Bancorporations NA 2,380,373
3,726 Zurich Insurance Group AG 1,585,978
Total 137,102,103
Health Care (6.9%)
5,093 Abbott Laboratories 610,345
8,951 AbbVie, Inc. 968,677
65,096 ACADIA Pharmaceuticals, Inc.
a
1,679,477
401 Acceleron Pharma, Inc.
a
54,380
32,724 Adaptive Biotechnologies
Corporation
a
1,317,468

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Health Care (6.9%) - continued
1,328 ADMA Biologics, Inc.
a
$ 2,337
2,317 Adverum Biotechnologies, Inc.
a
22,846
1,078 Align Technology, Inc.
a
583,769
204 Allakos, Inc.
a
23,415
1,421 Altimmune, Inc.
a
20,079
2,684 Amedisys, Inc.
a
710,696
12,985 Amgen, Inc. 3,230,798
22,466 AMN Healthcare Services, Inc.
a
1,655,744
656 AnaptysBio, Inc.
a
14,137
6,110 Anthem, Inc. 2,193,185
152,905 Ardelyx, Inc.
a
1,012,231
5,124 Arena Pharmaceuticals, Inc.
a
355,554
6,720 Argenx SE ADR
a
1,850,621
2,347 Arrowhead Research Corporation
a
155,630
12,651 Ascendis Pharma AS ADR
a
1,630,461
1,579 Atara Biotherapeutics, Inc.
a
22,674
72 Atrion Corporation 46,174
24,669 Axonics Modulation Technologies,
Inc.
a
1,477,426
3,609 Becton, Dickinson and Company 877,528
3,928 Biogen, Inc.
a
1,098,858
28,466 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,945,651
173 Bio-Rad Laboratories, Inc.
a
98,812
7,325 Bio-Techne Corporation 2,797,637
731 BioXcel Therapeutics, Inc.
a,b
31,550
641 Bruker Corporation 41,203
14,885 Catalent, Inc.
a
1,567,539
16,284 Centene Corporation
a
1,040,710
26,059 Cerner Corporation 1,873,121
2,770 Charles River Laboratories
International, Inc.
a
802,829
551 Chemed Corporation 253,361
8,817 Cigna Holding Company 2,131,422
232 Co-Diagnostics, Inc.
a,b
2,213
173 Cooper Companies, Inc. 66,448
2,933 CryoLife, Inc.
a
66,227
15,649 CVS Health Corporation 1,177,274
1,227 CytomX Therapeutics, Inc.
a
9,485
550 Danaher Corporation 123,794
10,417 Dexcom, Inc.
a
3,743,766
1,203 Editas Medicine, Inc.
a,b
50,526
29,261 Edwards Lifesciences Corporation
a
2,447,390
4,057 Envista Holdings Corporation
a
165,526
48 Fate Therapeutics, Inc.
a
3,958
22,709 GlaxoSmithKline plc ADR
b
810,484
3,792 Global Blood Therapeutics, Inc.
a
154,524
32,282 GoodRx Holdings, Inc.
a,b
1,259,644
25,009 Guardant Health, Inc.
a
3,817,624
3,295 Haemonetics Corporation
a
365,778
30,046 Halozyme Therapeutics, Inc.
a
1,252,618
8,506 HCA Healthcare, Inc. 1,602,020
2,543 HealthEquity, Inc.
a
172,924
4,259 Hill-Rom Holdings, Inc. 470,534
5,118 Humana, Inc. 2,145,722
20 ICU Medical, Inc.
a
4,109
1,939 Illumina, Inc.
a
744,692
24,319 Immunocore Holdings plc ADR
a
1,035,260
2,038 ImmunoGen, Inc.
a
16,508
18,921 InMode, Ltd.
a
1,369,313
9,314 Inspire Medical Systems, Inc.
a
1,927,905
8,578 Insulet Corporation
a
2,238,172
1,451 Integra LifeSciences Holdings
Corporation
a
100,250
3,398 Intuitive Surgical, Inc.
a
2,510,918
Shares Common Stock (50.7%) Value
Health Care (6.9%) - continued
2,497 Invitae Corporation
a,b
$ 95,410
9,442 Ionis Pharmaceuticals, Inc.
a
424,512
4,029 IQVIA Holding, Inc.
a
778,161
3,474 iRhythm Technologies, Inc.
a
482,400
27,485 Johnson & Johnson 4,517,160
1,582 Kura Oncology, Inc.
a
44,723
1,298 Laboratory Corporation of America
Holdings
a
331,029
1,120 Lannett Company, Inc.
a
5,914
45,546 Lantheus Holdings, Inc.
a
973,318
30,335 LHC Group, Inc.
a
5,800,355
34,372 Medtronic plc 4,060,364
40,080 Merck & Company, Inc. 3,089,767
281 Mettler-Toledo International, Inc.
a
324,749
164 Mirati Therapeutics, Inc.
a
28,093
2,346 Moderna, Inc.
a
307,209
3,766 Molina Healthcare, Inc.
a
880,340
19,215 Natera, Inc.
a
1,951,091
3,525 National Healthcare Corporation 274,633
1,208 Neogen Corporation
a
107,379
19,495 Nevro Corporation
a
2,719,553
1,879 Novavax, Inc.
a
340,682
20,454 Novo Nordisk AS ADR 1,379,009
13,624 NuVasive, Inc.
a
893,189
2,710 Olink Holding AB ADR
a
97,560
1,795 Omnicell, Inc.
a
233,117
10,378 OPKO Health, Inc.
a
44,522
571 Orthifix Medical, Inc.
a
24,753
510 Owens & Minor, Inc. 19,171
885 Precigen, Inc.
a,b
6,098
3,272 Premier, Inc. 110,757
17,231 Pulmonx Corporation
a
788,146
2,998 Quidel Corporation
a
383,534
1,958 Reata Pharmaceuticals, Inc.
a
195,213
7,118 Repligen Corporation
a
1,383,810
271 Replimune Group, Inc.
a
8,268
704 Sage Therapeutics, Inc.
a
52,694
3,580 Sarepta Therapeutics, Inc.
a
266,817
141 Seres Therapeutics, Inc.
a
2,903
27,530 Silk Road Medical, Inc.
a
1,394,395
10,719 Stryker Corporation 2,610,934
278 Surmodics, Inc.
a
15,587
35,991 Syneos Health, Inc.
a
2,729,917
49,304 Tactile Systems Technology, Inc.
a
2,686,575
8,028 Teladoc Health, Inc.
a
1,459,089
6,162 Teleflex, Inc. 2,560,065
2,126 Tenet Healthcare Corporation
a
110,552
8,943 Thermo Fisher Scientific, Inc. 4,081,406
17,864 Travere Therapeutics, Inc.
a
446,064
698 U.S. Physical Therapy, Inc. 72,662
28 Ultragenyx Pharmaceutical, Inc.
a
3,188
984 United Therapeutics Corporation
a
164,594
3,611 UnitedHealth Group, Inc. 1,343,545
27,196 Vaxart, Inc.
a,b
164,536
11,206 VBI Vaccines, Inc.
a,b
34,851
13,782 Veeva Systems, Inc.
a
3,600,410
32,984 Viatris, Inc.
a
460,786
77,524 Viemed Healthcare, Inc.
a
784,543
1,276 ViewRay, Inc.
a
5,551
478 Vocera Communications, Inc.
a
18,384
22,583 Vor BioPharma, Inc.
a
973,327
543 Waters Corporation
a
154,304
3,805 Zimmer Biomet Holdings, Inc. 609,104
25,038 Zoetis, Inc. 3,942,984

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Health Care (6.9%) - continued
23,111 Zymeworks, Inc.
a
$ 729,845
Total 128,637,552
Industrials (7.4%)
8,731 Advanced Drainage Systems, Inc. 902,698
6,210 AECOM
a
398,123
2,114 Allegion plc 265,561
68,562 Altra Industrial Motion Corporation 3,792,850
8,811 AMETEK, Inc. 1,125,429
1,406 Apogee Enterprises, Inc. 57,477
1,441 Armstrong World Industries, Inc. 129,820
46,855 ASGN, Inc.
a
4,471,841
2,062 Axon Enterprise, Inc.
a
293,670
10,136 AZZ, Inc. 510,348
61,929 Badger Daylighting, Ltd. 2,112,593
6,448 Blink Charging Company
a,b
265,013
3,915 Bloom Energy Corporation
a
105,901
2,570 Boeing Company
a
654,630
9,237 Carlisle Companies, Inc. 1,520,225
12,754 CBIZ, Inc.
a
416,546
23,732 Chart Industries, Inc.
a
3,378,250
77 Copart, Inc.
a
8,363
1,603 CRA International, Inc. 119,648
26,536 Crane Company 2,491,996
6,054 CSW Industrials, Inc. 817,290
10,661 CSX Corporation 1,027,934
54 Cummins, Inc. 13,992
26,313 Curtiss-Wright Corporation 3,120,722
36,723 Delta Air Lines, Inc.
a
1,772,986
476 Diamond S Shipping, Inc.
a
4,774
930 Douglas Dynamics, Inc. 42,919
721 Dycom Industries, Inc.
a
66,945
4,730 Eaton Corporation plc 654,064
5,739 EMCOR Group, Inc. 643,686
6,961 Emerson Electric Company 628,021
9,391 Encore Wire Corporation 630,418
1,581 Expeditors International of
Washington, Inc. 170,258
9,343 Forrester Research, Inc.
a
396,891
31,633 Forward Air Corporation 2,809,327
17,125 FuelCell Energy, Inc.
a
246,771
3,188 GATX Corporation 295,655
6,320 Generac Holdings, Inc.
a
2,069,484
13,342 General Dynamics Corporation 2,422,374
4,888 Gorman-Rupp Company 161,842
1,955 Greenbrier Companies, Inc. 92,315
5,014 Heico Corporation 630,761
24,581 Helios Technologies, Inc. 1,791,217
15,248 Honeywell International, Inc. 3,309,883
105,490 Howmet Aerospace, Inc.
a
3,389,394
6,148 Hubbell, Inc. 1,149,000
718 ICF International, Inc. 62,753
10,683 IDEX Corporation 2,236,166
545 Illinois Tool Works, Inc. 120,728
149 Insperity, Inc. 12,477
967 International Seaways, Inc. 18,740
283 JB Hunt Transport Services, Inc. 47,564
7,249 JetBlue Airways Corporation
a
147,445
260 John Bean Technologies
Corporation 34,668
43,765 Johnson Controls International plc 2,611,458
6,202 Kansas City Southern 1,636,832
628 Kimball International, Inc. 8,792
11,223 L3Harris Technologies, Inc. 2,274,678
6,323 Landstar System, Inc. 1,043,674
Shares Common Stock (50.7%) Value
Industrials (7.4%) - continued
972 Lennox International, Inc. $ 302,865
33,322 Lincoln Electric Holdings, Inc. 4,096,607
7,122 Lockheed Martin Corporation 2,631,579
28,023 Manpower, Inc. 2,771,475
1,193 Masonite International
Corporation
a
137,481
29,624 Mercury Systems, Inc.
a
2,092,936
130,034 Meritor, Inc.
a
3,825,600
3,529 Mesa Air Group, Inc.
a
47,465
30,934 Middleby Corporation
a
5,127,310
7,636 MSC Industrial Direct Company,
Inc. 688,691
39,399 NAPCO Security Technologies,
Inc.
a
1,372,267
944 Nordson Corporation 187,554
8,153 Norfolk Southern Corporation 2,189,244
2,412 Northrop Grumman Corporation 780,620
13,154 Nutrien, Ltd. 708,869
9,308 Old Dominion Freight Line, Inc. 2,237,736
9,419 Otis Worldwide Corporation 644,731
6,614 Parker-Hannifin Corporation 2,086,254
24,334 Pitney Bowes, Inc. 200,512
1,884 Primoris Services Corporation 62,417
2,541 Quad/Graphics, Inc.
a
8,970
24,049 Ranpak Holdings Corporation
a
482,423
56,410 Raven Industries, Inc. 2,162,195
17,333 Raytheon Technologies
Corporation 1,339,321
5,786 RBC Bearings, Inc.
a
1,138,511
36,070 Regal-Beloit Corporation 5,146,468
44,794 Ritchie Brothers Auctioneers, Inc. 2,622,689
31,117 Rush Enterprises, Inc. 1,550,560
2,326 Ryder System, Inc. 175,962
5,162 Saia, Inc.
a
1,190,254
10,151 Simpson Manufacturing Company,
Inc. 1,052,963
2,602 SkyWest, Inc.
a
141,757
15,730 Smith & Wesson Brands, Inc. 274,488
1,291 Snap-On, Inc. 297,885
15,986 Southwest Airlines Company
a
976,105
9,456 Spirit Airlines, Inc.
a,b
348,926
10,680 Standex International Corporation 1,020,688
1,185 Sterling Construction Company,
Inc.
a
27,492
64,950 Summit Materials, Inc.
a
1,819,899
25,199 Sun Country Airlines Holdings,
Inc.
a
863,822
448 Sunrun, Inc.
a
27,095
2,248 Technip Energies N.V. ADR
a
33,653
679 Teledyne Technologies, Inc.
a
280,868
1,306 Tetra Tech, Inc. 177,250
1,004 Thermon Group Holdings, Inc.
a
19,568
11,600 Timken Company 941,572
34 Toro Company 3,507
411 Trane Technologies plc 68,045
24,584 TransUnion 2,212,560
11,727 Trex Company, Inc.
a
1,073,490
10,210 TriMas Corporation
a
309,567
7,102 Tutor Perini Corporation
a
134,583
642 UniFirst Corporation 143,622
4,027 Union Pacific Corporation 887,591
9,807 United Parcel Service, Inc. 1,667,092
18,813 United Rentals, Inc.
a
6,195,309
3,530 Valmont Industries, Inc. 838,975
2,127 Verisk Analytics, Inc. 375,820
2,224 Waste Connections, Inc. 240,148

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Industrials (7.4%) - continued
2,179 Watsco, Inc. $ 568,174
250 Watts Water Technologies, Inc. 29,703
1,040 Welbilt, Inc.
a
16,900
4,731 Werner Enterprises, Inc. 223,161
23,560 WESCO International, Inc.
a
2,038,647
18,182 Willdan Group, Inc.
a
746,371
2,343 Woodward, Inc. 282,636
4,834 XPO Logistics, Inc.
a
596,032
2,228 Xylem, Inc. 234,341
Total 136,835,751
Information Technology (11.2%)
1,471 3D Systems Corporation
a
40,364
3,823 Accenture plc 1,056,104
11,947 Adobe, Inc.
a
5,679,245
74 ADTRAN, Inc. 1,234
11,151 Advanced Energy Industries, Inc. 1,217,355
33,034 Agilysys, Inc.
a
1,584,311
8,796 Alliance Data Systems Corporation 985,944
857 Ambarella, Inc.
a
86,034
26,137 Amphenol Corporation 1,724,258
814 Analog Devices, Inc. 126,235
58,118 Anaplan, Inc.
a
3,129,654
2,535 ANSYS, Inc.
a
860,785
158,436 Apple, Inc. 19,352,957
1,349 Aspen Technology, Inc.
a
194,701
5,629 Atlassian Corporation plc
a
1,186,368
13,232 Avalara, Inc.
a
1,765,546
22,710 Axcelis Technologies, Inc.
a
933,154
26,876 Bandwidth, Inc.
a,b
3,406,264
3,092 Belden, Inc. 137,192
5,065 Benchmark Electronics, Inc. 156,610
65,196 BigCommerce Holdings, Inc.
a
3,768,329
941 Bill.com Holdings, Inc.
a
136,915
6,945 Blackline, Inc.
a
752,838
107 Broadcom, Ltd. 49,612
623 Broadridge Financial Solutions,
Inc. 95,381
170 CACI International, Inc.
a
41,932
31,136 Calix, Inc.
a
1,079,174
5,647 CDK Global, Inc. 305,277
2,863 CDW Corporation 474,542
1,132 Ceridian HCM Holding, Inc.
a
95,394
32,086 Ciena Corporation
a
1,755,746
81,658 Cisco Systems, Inc. 4,222,535
9,794 Cognex Corporation 812,804
22,720 Computer Services, Inc. 1,340,480
427 Concentrix Corporation
a
63,930
6,173 Coupa Software, Inc.
a
1,570,905
4,062 Cree, Inc.
a
439,224
1,472 CTS Corporation 45,720
15,450 Descartes Systems Group, Inc.
a
941,059
2,511 Diebold Nixdorf, Inc.
a
35,480
8,219 DocuSign, Inc.
a
1,663,937
38,247 Dolby Laboratories, Inc. 3,775,744
18 Domo, Inc.
a
1,013
22,817 Dropbox, Inc.
a
608,301
977 DSP Group, Inc.
a
13,922
29,185 Elastic NV
a
3,245,372
18,058 Endava plc ADR
a
1,529,332
5,000 Enphase Energy, Inc.
a
810,800
3,090 EPAM Systems, Inc.
a
1,225,772
3,015 ePlus, Inc.
a
300,415
18,636 Euronet Worldwide, Inc.
a
2,577,359
912 ExlService Holdings, Inc.
a
82,226
Shares Common Stock (50.7%) Value
Information Technology (11.2%) - continued
2,874 eXp World Holdings, Inc.
a,b
$ 130,911
2,350 F5 Networks, Inc.
a
490,257
6,159 Fastly, Inc.
a,b
414,378
3,862 First Solar, Inc.
a
337,153
13,211 Five9, Inc.
a
2,065,276
2,051 FleetCor Technologies, Inc.
a
550,960
11,371 Global Payments, Inc. 2,292,166
16,346 Health Catalyst, Inc.
a,b
764,502
2,240 Intuit, Inc. 858,054
66 IPG Photonics Corporation
a
13,922
5,562 Jack Henry & Associates, Inc. 843,867
1,059 KLA-Tencor Corporation 349,894
2,369 Lam Research Corporation 1,410,124
27,120 Lattice Semiconductor
Corporation
a
1,220,942
5,160 Littelfuse, Inc. 1,364,510
20,887 LivePerson, Inc.
a
1,101,580
26,434 Lumentum Holdings, Inc.
a
2,414,746
1,217 Manhattan Associates, Inc.
a
142,851
19,753 Mastercard, Inc. 7,033,056
1,876 MAXIMUS, Inc. 167,039
274 MaxLinear, Inc.
a
9,338
92,293 Medallia, Inc.
a
2,574,052
96,889 Microsoft Corporation 22,843,520
31 MicroStrategy, Inc.
a
21,043
19,266 MKS Instruments, Inc. 3,572,302
12,678 Monolithic Power Systems, Inc. 4,477,996
2,974 Motorola Solutions, Inc. 559,261
36,176 National Instruments Corporation 1,562,261
270 NetApp, Inc. 19,621
6,852 Nice, Ltd. ADR
a
1,493,530
6,451 Nova Measuring Instruments, Ltd.
a
587,106
5,333 Novanta, Inc.
a
703,369
72,260 Nuance Communications, Inc.
a
3,153,426
10,565 NVIDIA Corporation 5,640,970
5,759 Okta, Inc.
a
1,269,456
25,866 Oracle Corporation 1,815,017
5,847 Palo Alto Networks, Inc.
a
1,883,085
4,086 Paychex, Inc. 400,510
1,707 Paylocity Holding Corporation
a
306,970
36,556 PayPal Holdings, Inc.
a
8,877,259
4,053 Plantronics, Inc.
a
157,702
13,052 Plexus Corporation
a
1,198,696
3,187 Plug Power, Inc.
a
114,222
465 Progress Software Corporation 20,488
10,386 Q2 Holdings, Inc.
a
1,040,677
3,666 QAD, Inc. 244,082
5,880 Qorvo, Inc.
a
1,074,276
35,721 QUALCOMM, Inc. 4,736,247
6,853 Rogers Corporation
a
1,289,803
20,027 SailPoint Technologies Holdings,
Inc.
a
1,014,167
21,917 Salesforce.com, Inc.
a
4,643,555
1,520 Samsung Electronics Company,
Ltd. GDR 2,771,237
2,366 ScanSource, Inc.
a
70,862
5,803 Semtech Corporation
a
400,407
8,847 ServiceNow, Inc.
a
4,424,473
47,551 Sierra Wireless, Inc.
a
702,328
1,141 Silicon Laboratories, Inc.
a
160,961
4,075 SiTime Corporation
a
401,795
395 Solaredge Technology, Ltd.
a
113,539
18,145 Sprout Social, Inc.
a
1,048,055
24,287 Square, Inc.
a
5,514,363
43,310 STMicroelectronics NV ADR
b
1,660,072

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Information Technology (11.2%) - continued
639 SunPower Corporation
a,b
$ 21,375
2,050 SYNNEX Corporation 235,422
1,654 TE Connectivity, Ltd. 213,548
19,515 Texas Instruments, Inc. 3,688,140
964 Trade Desk, Inc.
a
628,200
111,524 TTM Technologies, Inc.
a
1,617,098
543 Tyler Technologies, Inc.
a
230,520
1,335 Unisys Corporation
a
33,936
1,224 ViaSat, Inc.
a,b
58,838
3,859 Visa, Inc. 817,066
3,858 VMware, Inc.
a,b
580,436
372 Western Union Company 9,174
30,984 Workiva, Inc.
a
2,734,648
6,654 Xerox Holdings Corporation 161,493
6,639 Zscaler, Inc.
a
1,139,717
Total 208,193,683
Materials (1.7%)
1,389 AdvanSix, Inc.
a
37,253
4,416 Allegheny Technologies, Inc.
a
93,001
3,259 AptarGroup, Inc. 461,702
1,182 Avery Dennison Corporation 217,074
40,472 Axalta Coating Systems, Ltd.
a
1,197,162
146 Balchem Corporation 18,310
9,400 Ball Corporation 796,556
2,775 Cabot Corporation 145,521
49,601 Carpenter Technology Corporation 2,041,081
1,648 Celanese Corporation 246,887
38,711 CF Industries Holdings, Inc. 1,756,705
10,511 Chemours Company 293,362
5,752 Cleveland-Cliffs, Inc.
b
115,673
13,006 Coeur Mining, Inc.
a
117,444
2,097 Eagle Materials, Inc. 281,858
18,919 Eastman Chemical Company 2,083,360
3,197 Ecolab, Inc. 684,382
96,901 Element Solutions, Inc. 1,772,319
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
2,176 FMC Corporation 240,687
2,562 Ingevity Corporation
a
193,508
16,070 Innospec, Inc. 1,650,228
198,692 Ivanhoe Mines, Ltd.
a
1,022,947
7,408 Kaiser Aluminum Corporation 818,584
1,037 Koppers Holdings, Inc.
a
36,046
7,015 LyondellBasell Industries NV 729,911
9,090 Martin Marietta Materials, Inc. 3,052,604
2,214 Materion Corporation 146,655
3,818 Minerals Technologies, Inc. 287,572
6,341 Myers Industries, Inc. 125,298
5,491 Neenah, Inc. 282,128
123 NewMarket Corporation 46,760
22,659 Nucor Corporation 1,818,838
1,521 O-I Glass, Inc.
a
22,419
9,113 Olin Corporation 346,021
737 Olympic Steel, Inc. 21,705
103 PPG Industries, Inc. 15,477
9,207 Quaker Chemical Corporation 2,244,390
189 Reliance Steel & Aluminum
Company 28,783
852 RPM International, Inc. 78,256
3,883 Ryerson Holding Corporation
a
66,166
370 Scotts Miracle-Gro Company 90,639
5,677 Sensient Technologies Corporation 442,806
19,992 Steel Dynamics, Inc. 1,014,794
8,556 SunCoke Energy, Inc. 59,977
Shares Common Stock (50.7%) Value
Materials (1.7%) - continued
26,066 UFP Technologies, Inc.
a
$ 1,298,608
12,770 United States Lime & Minerals, Inc. 1,707,477
1,821 United States Steel Corporation 47,656
25,945 W. R. Grace & Company 1,553,068
Total 31,849,659
Real Estate (2.4%)
28,138 Agree Realty Corporation 1,893,969
4,056 Alexandria Real Estate Equities,
Inc. 666,401
61,328 American Campus Communities,
Inc. 2,647,530
759 Apartment Income REIT
Corporation 32,455
21,559 Apartment Investment &
Management Company 132,372
2,711 Armada Hoffler Properties, Inc. 33,996
4,484 AvalonBay Communities, Inc. 827,343
347 Bluegreen Vacations Holding
Corporations
a
6,433
19,858 Camden Property Trust 2,182,593
14,771 CareTrust REIT, Inc. 343,943
34,424 CBRE Group, Inc.
a
2,723,283
3,066 Cedar Realty Trust, Inc. 45,683
736 Centerspace 50,048
16,586 Colliers International Group, Inc. 1,629,409
3,131 Colony Credit Real Estate, Inc. 26,676
1,605 Community Healthcare Trust, Inc. 74,023
1,442 Corepoint Lodging, Inc.
a
13,021
2,262 CoStar Group, Inc.
a
1,859,115
1,636 CubeSmart 61,890
70,267 Cushman and Wakefield plc
a
1,146,757
3,971 Digital Realty Trust, Inc. 559,276
2,163 Diversified Healthcare Trust 10,339
13,722 Douglas Emmett, Inc. 430,871
13,021 Duke Realty Corporation 545,971
3,673 EastGroup Properties, Inc. 526,267
7,661 EPR Properties 356,926
36,335 Essential Properties Realty Trust,
Inc. 829,528
957 Essex Property Trust, Inc. 260,151
2,166 Extra Space Storage, Inc. 287,103
2,323 Farmland Partners, Inc. 26,041
25,255 First Industrial Realty Trust, Inc. 1,156,426
7,626 FirstService Corporation 1,130,097
27,168 Four Corners Property Trust, Inc. 744,403
795 Gaming and Leisure Properties,
Inc. 33,732
3,374 Getty Realty Corporation 95,552
1,795 Gladstone Commercial
Corporation 35,110
5,523 Gladstone Land Corporation 101,071
1,623 Global Medical REIT, Inc. 21,278
20,434 Healthcare Realty Trust, Inc. 619,559
21,494 Healthcare Trust of America, Inc. 592,804
770 Highwoods Properties, Inc. 33,064
77,250 Host Hotels & Resorts, Inc.
a
1,301,662
66,788 Independence Realty Trust, Inc. 1,015,178
8,254 Industrial Logistics Properties Trust 190,915
3,557 Innovative Industrial Properties,
Inc. 640,829
741 Iron Mountain, Inc. 27,424
3,087 Jones Lang LaSalle, Inc.
a
552,696
19,432 Kilroy Realty Corporation 1,275,322
3,356 Lexington Realty Trust 37,285

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (50.7%) Value
Real Estate (2.4%) - continued
5,772 Life Storage, Inc. $ 496,103
24,434 Medical Properties Trust, Inc. 519,956
38,659 MGIC Investment Corporation 535,427
466 National Health Investors, Inc. 33,682
13,299 National Retail Properties, Inc. 586,087
52,916 National Storage Affiliates Trust 2,112,936
32,212 New Residential Investment
Corporation 362,385
3,598 New Senior Investment Group, Inc. 22,416
11,476 NexPoint Residential Trust, Inc. 528,929
6,801 Omega Healthcare Investors, Inc. 249,121
2,287 One Liberty Properties, Inc. 50,931
508 Plymouth Industrial REIT, Inc. 8,560
3,368 Preferred Apartment Communities,
Inc. 33,175
3,540 Public Storage, Inc. 873,530
19,080 Rayonier, Inc. REIT 615,330
9,821 Realty Income Corporation 623,633
1,558 Redfin Corporation
a
103,747
36,870 Rexford Industrial Realty, Inc. 1,858,248
246 RMR Group, Inc. 10,039
18,502 Sabra Health Care REIT, Inc. 321,195
4,252 SBA Communications Corporation 1,180,143
60,600 Service Properties Trust 718,716
3,422 SL Green Realty Corporation 239,506
6,062 Spirit Realty Capital, Inc. 257,635
8,559 STAG Industrial, Inc. 287,668
5,862 Store Capital Corporation 196,377
128,535 Sunstone Hotel Investors, Inc.
a
1,601,546
10,903 UDR, Inc. 478,206
1,485 UMH Properties, Inc. 28,467
23 Universal Health Realty Income
Trust 1,559
2,142 WP Carey, Inc. 151,568
Total 44,920,641
Utilities (0.8%)
9,229 AES Corporation 247,429
2,489 ALLETE, Inc. 167,236
18,829 Alliant Energy Corporation 1,019,779
7,601 American Electric Power
Company, Inc. 643,805
1,316 American States Water Company 99,516
2,346 Artesian Resources Corporation 92,385
3,694 Black Hills Corporation 246,648
31,898 CenterPoint Energy, Inc. 722,490
289 Chesapeake Utilities Corporation 33,547
1,994 Consolidated Water Company,
Ltd. 26,819
1,827 DTE Energy Company 243,247
16,380 Duke Energy Corporation 1,581,161
21,250 Entergy Corporation 2,113,737
1,199 Essential Utilities, Inc. 53,655
3,999 Evergy, Inc. 238,060
23,498 Exelon Corporation 1,027,803
36,245 FirstEnergy Corporation 1,257,339
2,156 Hawaiian Electric Industries, Inc. 95,791
711 IDACORP, Inc. 71,079
2,732 MDU Resources Group, Inc. 86,359
1,395 National Fuel Gas Company 69,736
2,343 New Jersey Resources
Corporation 93,415
174 NiSource, Inc. 4,195
1,248 Northwest Natural Holding
Company 67,330
Shares Common Stock (50.7%) Value
Utilities (0.8%) - continued
12,263 NorthWestern Corporation $ 799,548
18,236 OGE Energy Corporation 590,117
1,250 Otter Tail Corporation 57,713
376 Pinnacle West Capital Corporation 30,588
21,715 Portland General Electric
Company 1,030,811
737 PPL Corporation 21,255
3,204 Sempra Energy 424,786
2,226 Southwest Gas Holdings, Inc. 152,948
16,402 Spire, Inc. 1,211,944
11,236 UGI Corporation 460,788
1,172 Unitil Corporation 53,549
3,040 WEC Energy Group, Inc. 284,514
Total 15,421,122
Total Common Stock
(cost $631,969,473) 939,698,527
Shares
Registered Investment
Companies ( 38.0% ) Value
Unaffiliated  (0.5%)
3,661 ProShares Ultra S&P 500
b
374,557
257 ProShares UltraPro QQQ 23,453
21,130 SPDR S&P 500 ETF Trust 8,374,453
5,726 SPDR S&P Oil & Gas Exploration
ETF
b
465,753
Total 9,238,216
Affiliated  (37.5%)
4,821,872 Thrivent Core Emerging Markets
Equity Fund 59,164,369
5,201,410 Thrivent Core International Equity
Fund 52,846,326
5,326,790 Thrivent Core Low Volatility Equity
Fund 69,248,275
4,700,959 Thrivent Global Stock Portfolio 70,064,976
2,232,622 Thrivent High Yield Portfolio 10,335,030
546,539 Thrivent Income Portfolio 5,972,741
13,123,673 Thrivent International Allocation
Portfolio 138,603,050
842,958 Thrivent International Index
Portfolio 11,023,871
3,884,006 Thrivent Large Cap Value Portfolio 84,645,689
1,033,388 Thrivent Limited Maturity Bond
Portfolio 10,394,853
4,586,424 Thrivent Mid Cap Stock Portfolio 114,001,995
2,946,745 Thrivent Small Cap Stock Portfolio 70,418,957
Total 696,720,132
Total Registered Investment
Companies (cost $548,411,659) 705,958,348
Principal
Amount Long-Term Fixed Income ( 3.3% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
25,004
MRA Issuance Trust
125,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
d,e
125,023
Total 150,027

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.3%) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 16,997
0.559%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
$ 2,502
Sequoia Mortgage Trust
42,867
3.114%,  9/20/2046, Ser.
2007-1, Class 4A1
e
33,363
WaMu Mortgage Pass Through
Certificates
20,821
3.017%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
20,281
31,210
3.035%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
31,286
Total 87,432
Mortgage-Backed Securities (1.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
947,769 3.000%,  3/25/2050 989,164
347,779 3.000%,  4/1/2050 363,198
293,906 3.500%,  7/1/2047 312,011
Federal National Mortgage
Association
313,125 4.500%,  5/1/2048 341,778
454,592 3.500%,  10/1/2048 480,153
183,923 3.500%,  6/1/2049 194,676
518,703 3.500%,  8/1/2049 548,928
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,748,000 1.500%,  4/1/2036
f
1,755,892
2,000,000 2.000%,  4/1/2036
f
2,052,545
1,500,000 2.500%,  4/1/2036
f
1,560,644
4,242,000 2.000%,  5/1/2036
f
4,348,102
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,050,000 2.000%,  4/1/2051
f,g
2,046,156
4,400,000 2.500%,  4/1/2051
f
4,515,156
3,225,000 2.000%,  5/1/2051
f,g
3,213,032
2,100,000 2.500%,  5/1/2051
f
2,150,449
880,055 4.000%,  7/1/2048 944,582
Total 25,816,466
U.S. Government & Agencies (1.9%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,566,569
920,000 2.250%,  11/15/2027 973,870
5,000,000 2.875%,  5/15/2028 5,496,289
170,000 5.250%,  11/15/2028 216,445
125,000 0.875%,  11/15/2030 115,605
90,000 1.125%,  2/15/2031 85,036
3,030,000 1.375%,  11/15/2040 2,577,394
120,000 3.000%,  5/15/2042 134,011
2,413,000 2.500%,  5/15/2046 2,458,998
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,296,434
100,000 0.125%,  10/15/2023 99,672
500,000 2.125%,  7/31/2024 527,754
2,330,000 2.250%,  11/15/2024 2,472,621
2,040,000 2.125%,  11/30/2024 2,156,423
640,000 2.625%,  1/31/2026 692,850
6,630,000 2.500%,  2/28/2026 7,138,904
Principal
Amount Long-Term Fixed Income (3.3%) Value
U.S. Government & Agencies (1.9%) -
continued
$ 300,000 0.750%,  1/31/2028 $ 287,625
Total 35,296,500
Total Long-Term Fixed Income
(cost $60,435,916) 61,350,425
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
12,337,300 Thrivent Cash Management Trust 12,337,300
Total Collateral Held for
Securities Loaned
(cost $12,337,300) 12,337,300
Shares or
Principal
Amount Short-Term Investments ( 9.2% ) Value
Federal Home Loan Bank Discount
Notes
4,000,000 0.085%, 4/7/2021
h,i
4,000,000
4,000,000 0.085%, 4/8/2021
h,i
4,000,000
2,100,000 0.061%, 4/14/2021
h,i
2,100,000
1,900,000 0.002%, 4/28/2021
h,i
1,900,000
5,900,000 0.040%, 5/4/2021
h,i
5,899,946
200,000 0.030%, 5/18/2021
h,i
199,998
800,000 0.020%, 6/16/2021
h,i
799,966
5,800,000 3.000%, 7/7/2021
h,i
5,799,531
Thrivent Core Short-Term Reserve
Fund
14,551,607 0.180% 145,516,073
Total Short-Term Investments
(cost $170,134,033) 170,215,514
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Note
Futures
17 $132.50, expires 5/21/2021 32,937
Put on 30-Yr. U.S. Treasury Bond
Futures
17 $160.00, expires 5/21/2021 99,875
Total Options Purchased
(cost $65,969) 132,812
Total Investments (cost
$1,423,354,350) 101.9% $1,889,692,926
Other Assets and Liabilities, Net
(1.9%) (35,409,037)
Total Net Assets 100.0% $1,854,283,889

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $150,027 or 0.0% of total net assets.
e Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 12,257,305
Total lending $12,257,305
Gross amount payable upon return of
collateral for securities loaned $12,337,300
Net amounts due to counterparty
$79,995
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 60,821,124 60,821,124 – –
Consumer Discretionary 129,492,841 129,492,841 – –
Consumer Staples 26,817,282 26,817,282 – –
Energy 19,606,769 19,606,769 – –
Financials 137,102,103 134,634,148 2,466,970 985
Health Care 128,637,552 128,637,552 – –
Industrials 136,835,751 134,723,158 2,112,593 –
Information Technology 208,193,683 205,422,446 2,771,237 –
Materials 31,849,659 30,826,711 1,022,947 1
Real Estate 44,920,641 44,920,641 – –
Utilities 15,421,122 15,421,122 – –
Registered Investment Companies
Unaffiliated 9,238,216 9,238,216 – –
Affiliated 515,461,162 515,461,162 – –
Long-Term Fixed Income
Asset-Backed Securities 150,027 – 150,027 –
Collateralized Mortgage Obligations 87,432 – 87,432 –
Mortgage-Backed Securities 25,816,466 – 25,816,466 –
U.S. Government & Agencies 35,296,500 – 35,296,500 –
Short-Term Investments 24,699,441 – 24,699,441 –
Options Purchased 132,812 132,812 – –
Subtotal Investments in Securities $1,550,580,583 $1,456,155,984 $94,423,613 $986
Other Investments  * Total
Affiliated Short-Term Investments 145,516,073
Affiliated Registered Investment Companies 181,258,970
Collateral Held for Securities Loaned 12,337,300
Subtotal Other Investments $339,112,343
Total Investments at Value $1,889,692,926
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 13,329,324 13,329,324 – –
Total Asset Derivatives $13,329,324 $13,329,324 $– $–
Liability Derivatives
Futures Contracts 994,995 994,995 – –
Call Options Written 45,142 43,031 – 2,111
Total Liability Derivatives $1,040,137 $1,038,026 $– $2,111

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$24,847,941 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 61 June 2021 $ 8,220,423 ( $ 233,235)
CME E-mini S&P 500 Index 1,536 June 2021 299,938,990 4,757,330
CME Euro Foreign Exchange Currency 228 June 2021 33,879,050 (414,351)
CME Ultra Long Term U.S. Treasury Bond 12 June 2021 2,284,431 (109,806)
Eurex Euro STOXX 50 Index 742 June 2021 32,865,318 826,754
ICE mini MSCI EAFE Index 686 June 2021 75,282,816 (97,216)
ICE US mini MSCI Emerging Markets Index 269 June 2021 17,928,012 (140,387)
Total Futures Long Contracts $ 470,399,040 $ 4,589,089
CBOT 2-Yr. U.S. Treasury Note (13) June 2021 ( $ 2,872,161) $ 2,716
CBOT 5-Yr. U.S. Treasury Note (41) June 2021 (5,120,708) 61,372
CBOT U.S. Long Bond (3) June 2021 (488,850) 25,068
CME E-mini Russell 2000 Index (789) June 2021 (92,439,431) 4,761,806
CME E-mini S&P Mid-Cap 400 Index (735) June 2021 (194,357,009) 2,867,458
Ultra 10-Yr. U.S. Treasury Note (5) June 2021 (745,257) 26,820
Total Futures Short Contracts ( $ 296,023,416) $7,745,240
Total Futures Contracts $ 174,375,624 $12,334,329
The following table presents Aggressive Allocation Portfolio's options contracts held as of March 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Note
Futures MSC 17.00 $ 132.50 May 2021 2,225,937 $ 32,937 $ 14,832
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 17.00 160.00 May 2021 2,628,094 99,875 52,011
Total Options Purchased Contracts $132,812 $66,843
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) $ 102.72 April 2021 (998,125) ( $ 1) $ 5,468
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) 100.83 May 2021 (996,289) (2,110) 3,788
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Put on 10-Yr. U.S. Treasury Note
Futures MSC (17.00) 130.50 May 2021 (2,225,937) (14,609) (5,621)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM (17.00) 153.00 May 2021 (2,628,094) (28,422) (12,536)
Total Options Written Contracts ($45,142) ($8,900)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $56,850 $– $– $59,164 4,822 3.2%
Core International Equity 56,481 – 5,600 52,846 5,201 2.8
Core Low Volatility Equity 101,212 – 34,000 69,248 5,327 3.7
Global Stock 66,525 – – 70,065 4,701 3.8
High Yield 10,300 118 – 10,335 2,233 0.5
Income 6,210 43 – 5,973 547 0.3
International Allocation 132,993 – – 138,603 13,124 7.5
International Index 10,668 – – 11,024 843 0.6
Large Cap Value 74,500 – – 84,646 3,884 4.6
Limited Maturity Bond 10,400 42 – 10,395 1,033 0.6
Mid Cap Stock 104,051 – – 114,002 4,586 6.1
Small Cap Stock 61,665 – – 70,419 2,947 3.8
Total Affiliated Registered Investment
Companies 691,855 696,720 37.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 102,777 187,020 144,281 145,516 14,552 7.9
Total Affiliated Short-Term Investments 102,777 145,516 7.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,861 63,583 70,107 12,337 12,337 0.7
Total Collateral Held for Securities Loaned 18,861 12,337 0.7
Total Value $813,493 $854,573
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $2,314 – $–
Core International Equity 11 1,954 – –
Core Low Volatility Equity 1,208 828 – –
Global Stock – 3,540 – –
High Yield – (83) – 119
Income – (280) – 43
International Allocation – 5,610 – –
International Index – 356 – –
Large Cap Value – 10,146 – –
Limited Maturity Bond – (47) – 42
Mid Cap Stock – 9,951 – –
Small Cap Stock – 8,754 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% – – – 53
Total Income/Non Income Cash from Affiliated
Investments $256
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total Value $1,219 $43,043 $–

All Cap Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.1% ) Value
Communications Services (4.4%)
28,700 Comcast Corporation $ 1,552,957
12,490 Facebook, Inc.
a
3,678,680
21,250 QuinStreet , Inc.
a
431,375
16,840 Verizon Communications, Inc. 979,246
Total 6,642,258
Consumer Discretionary (14.0%)
1,555 Amazon.com, Inc.
a
4,811,294
10,700 Aptiv plc
a
1,475,530
1,140 AutoZone, Inc.
a
1,600,902
630 Booking Holdings, Inc.
a
1,467,799
3,800 Burlington Stores, Inc.
a
1,135,440
8,500 Canada Goose Holdings, Inc.
a,b
333,625
800 Chipotle Mexican Grill, Inc.
a
1,136,656
10,660 Dollar Tree, Inc.
a
1,220,144
2,210 Domino's Pizza, Inc. 812,816
6,930 Home Depot, Inc. 2,115,383
2,940 Lear Corporation 532,875
2,470 Netflix, Inc.
a
1,288,500
220 NVR, Inc.
a
1,036,405
15,830 Sony Corporation ADR 1,678,138
3,753 Wingstop , Inc. 477,269
Total 21,122,776
Consumer Staples (4.0%)
4,110 Casey's General Stores, Inc. 888,541
3,150 Costco Wholesale Corporation 1,110,312
18,420 Philip Morris International, Inc. 1,634,591
18,610 Sysco Corporation 1,465,352
16,220 Turning Point Brands, Inc. 846,197
Total 5,944,993
Energy (2.5%)
21,680 BP plc ADR 527,908
37,368 Devon Energy Corporation 816,491
17,610 Helmerich & Payne, Inc. 474,765
7,400 Pioneer Natural Resources
Company 1,175,268
10,480 Valero Energy Corporation 750,368
Total 3,744,800
Financials (14.3%)
19,900 Ally Financial, Inc. 899,679
5,940 American Express Company 840,154
4,300 Ameriprise Financial, Inc. 999,535
26,130 Arch Capital Group, Ltd.
a
1,002,608
54,820 Bank of America Corporation 2,120,986
8,360 Chubb, Ltd. 1,320,629
27,570 Equitable Holdings, Inc. 899,333
15,450 Essent Group, Ltd. 733,721
62,221 Everi Holdings, Inc.
a
877,938
6,270 First Republic Bank 1,045,522
14,850 J.P. Morgan Chase & Company 2,260,615
6,460 James River Group Holdings, Ltd. 294,705
3,990 Kinsale Capital Group, Inc. 657,552
19,770 Morgan Stanley 1,535,338
2,950 S&P Global, Inc. 1,040,967
2,130 SVB Financial Group
a
1,051,496
9,800 Torchmark Corporation 946,974
13,650 Western Alliance Bancorp 1,289,106
17,730 Zions Bancorporations NA 974,441
1,660 Zurich Insurance Group AG 706,582
Total 21,497,881
Shares Common Stock (96.1%) Value
Health Care (11.9%)
9,020 Abbott Laboratories $ 1,080,957
9,430 AbbVie, Inc. 1,020,515
14,580 ACADIA Pharmaceuticals, Inc.
a
376,164
3,360 Anthem, Inc. 1,206,072
5,370 Catalent , Inc.
a
565,515
10,560 Cigna Holding Company 2,552,774
2,240 Dexcom , Inc.
a
805,034
14,620 Edwards Lifesciences Corporation
a
1,222,817
3,470 Guardant Health, Inc.
a
529,695
12,770 Johnson & Johnson 2,098,749
3,550 LHC Group, Inc.
a
678,795
19,760 Medtronic plc 2,334,249
25,160 Merck & Company, Inc. 1,939,584
8,620 Silk Road Medical, Inc.
a
436,603
11,750 Syneos Health, Inc.
a
891,238
4,530 Zymeworks , Inc.
a
143,057
Total 17,881,818
Industrials (11.0%)
14,280 Altra Industrial Motion Corporation 789,970
4,010 Carlisle Companies, Inc. 659,966
7,340 Crane Company 689,299
11,040 Delta Air Lines, Inc.
a
533,011
4,940 Honeywell International, Inc. 1,072,326
25,500 Howmet Aerospace, Inc.
a
819,315
10,370 Kansas City Southern 2,736,850
20,770 Meritor, Inc.
a
611,053
5,910 Parker-Hannifin Corporation 1,864,191
14,090 Raven Industries, Inc. 540,070
5,740 Regal-Beloit Corporation 818,983
15,770 Ritchie Brothers Auctioneers, Inc. 923,334
23,900 Summit Materials, Inc.
a
669,678
8,340 Timken Company 676,958
8,660 United Parcel Service, Inc. 1,472,113
2,470 Valmont Industries, Inc. 587,045
6,230 Waste Connections, Inc. 672,715
12,050 Willdan Group, Inc.
a
494,653
Total 16,631,530
Information Technology (23.1%)
4,010 Adobe, Inc.
a
1,906,234
6,110 Advanced Energy Industries, Inc. 667,029
4,890 Akamai Technologies, Inc.
a
498,291
1,320 ANSYS, Inc.
a
448,219
36,390 Apple, Inc. 4,445,038
3,620 ASML Holding NV GDR 2,234,843
6,160 Atlassian Corporation plc
a
1,298,282
4,810 Blackline, Inc.
a,b
521,404
10,290 Ciena Corporation
a
563,069
22,330 Cisco Systems, Inc. 1,154,684
9,400 Dolby Laboratories, Inc. 927,968
3,240 Euronet Worldwide, Inc.
a
448,092
5,050 F5 Networks, Inc.
a
1,053,531
5,780 Five9, Inc.
a
903,587
25,920 Juniper Networks, Inc. 656,554
16,000 Lattice Semiconductor
Corporation
a
720,320
5,070 Mastercard , Inc. 1,805,174
4,030 Microsoft Corporation 950,153
16,560 National Instruments Corporation 715,144
21,860 Nuance Communications, Inc.
a
953,970
3,560 NVIDIA Corporation 1,900,791
9,790 PayPal Holdings, Inc.
a
2,377,404
5,640 ServiceNow , Inc.
a
2,820,620
1,260 Shopify Inc.
a
1,394,190

All Cap Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.1%) Value
Information Technology (23.1%) - continued
24,180 Snap, Inc.
a
$ 1,264,372
4,715 Snowflake, Inc.
a
1,081,055
4,760 Square, Inc.
a
1,080,758
Total 34,790,776
Materials (4.4%)
53,420 Axalta Coating Systems, Ltd.
a
1,580,164
5,210 Ball Corporation 441,496
14,910 Berry Plastics Group, Inc.
a
915,474
20,290 CF Industries Holdings, Inc. 920,760
18,460 Element Solutions, Inc. 337,633
17,760 LyondellBasell Industries NV 1,847,928
12,240 Steel Dynamics, Inc. 621,302
Total 6,664,757
Real Estate (3.6%)
7,550 Agree Realty Corporation 508,190
4,480 Alexandria Real Estate Equities,
Inc. 736,064
3,360 American Tower Corporation 803,242
7,520 Camden Property Trust 826,523
19,510 Duke Realty Corporation 818,054
840 Equinix , Inc. 570,856
5,180 Prologis, Inc. 549,080
8,550 QTS Realty Trust, Inc. 530,442
Total 5,342,451
Utilities (2.9%)
28,260 CenterPoint Energy, Inc. 640,089
10,600 Duke Energy Corporation 1,023,218
5,000 Entergy Corporation 497,350
9,340 Evergy , Inc. 556,010
15,844 NextEra Energy, Inc. 1,197,965
7,830 NorthWestern Corporation 510,516
Total 4,425,148
Total Common Stock
(cost $106,169,761) 144,689,188
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
798,225 Thrivent Cash Management Trust 798,225
Total Collateral Held for
Securities Loaned
(cost $798,225) 798,225
Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
7,740 SPDR S&P Homebuilders ETF 544,664
Total 544,664
Total Registered Investment
Companies (cost $314,103) 544,664
Shares Short-Term Investments ( 3.5% ) Value
Thrivent Core Short-Term Reserve
Fund
520,355 0.180% $ 5,203,550
Total Short-Term Investments
(cost $5,202,819) 5,203,550
Total Investments (cost
$112,484,908) 100.5% $151,235,627
Other Assets and Liabilities, Net
(0.5%) (698,649)
Total Net Assets 100.0% $150,536,978
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
March 31, 2021:
Securities Lending Transactions
Common Stock $ 793,950
Total lending $793,950
Gross amount payable upon return of
collateral for securities loaned $798,225
Net amounts due to counterparty
$4,275
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,642,258 6,642,258 – –
Consumer Discretionary 21,122,776 21,122,776 – –
Consumer Staples 5,944,993 5,944,993 – –
Energy 3,744,800 3,744,800 – –
Financials 21,497,881 20,791,299 706,582 –
Health Care 17,881,818 17,881,818 – –
Industrials 16,631,530 16,631,530 – –
Information Technology 34,790,776 34,790,776 – –
Materials 6,664,757 6,664,757 – –
Real Estate 5,342,451 5,342,451 – –
Utilities 4,425,148 4,425,148 – –
Registered Investment Companies
Unaffiliated 544,664 544,664 – –
Subtotal Investments in Securities $145,233,852 $144,527,270 $706,582 $–
Other Investments  * Total
Affiliated Short-Term Investments 5,203,550
Collateral Held for Securities Loaned 798,225
Subtotal Other Investments $6,001,775
Total Investments at Value $151,235,627
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $2,660 $4,836 $2,292 $5,204 520 3.5%
Total Affiliated Short-Term Investments 2,660 5,204 3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 105 3,234 2,541 798 798 0.5
Total Collateral Held for Securities Loaned 105 798 0.5
Total Value $2,765 $6,002
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $0 $0 – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $0 $0 $–

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 10.7% )
a
Value
Basic Materials (0.8%)
Ball Metalpack Finco, LLC, Term
Loan
$ 204,225
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 202,914
Hexion, Inc., Term Loan
344,914
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
344,700
INEOS US Petrochem, LLC, Term
Loan
530,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
528,012
Innophos Holdings, Inc., Term
Loan
346,500
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
345,201
Momentive Performance Materials
USA, LLC, Term Loan
331,102
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
325,308
Nouryon USA, LLC, Term Loan
860,916
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
847,107
Pixelle Specialty Solutions, LLC,
Term Loan
604,398
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
603,770
Venator Finance SARL, Term Loan
413,928
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
407,893
Total 3,604,905
Capital Goods (1.2%)
Flex Acquisition Company, Inc.,
Term Loan
694,895
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
682,735
Gemini HDPE, LLC, Term Loan
520,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
517,078
GFL Environmental, Inc., Term
Loan
533,663
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
533,663
Mauser Packaging Solutions
Holding Company, Term Loan
496,158
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
484,994
Natgasoline, LLC, Term Loan
425,212
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
420,960
Navistar, Inc., Term Loan
751,750
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
751,562
Pactiv Evergreen Group Holdings,
Inc., Term Loan
122,630
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
122,036
448,875
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
443,489
TransDigm, Inc., Term Loan
1,214,625
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,188,304
Principal
Amount Bank Loans (10.7%)
a
Value
Capital Goods (1.2%) - continued
TricorBraun Holdings, Inc.,
Delayed Draw
$ 113,849
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,d,e
$ 112,662
TricorBraun Holdings, Inc., Term
Loan
506,152
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
500,878
Total 5,758,361
Communications Services (2.6%)
Altice France SA, Term Loan
336,875
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
329,956
Cablevision Lightpath, LLC, Term
Loan
518,700
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
517,403
CCI Buyer, Inc., Term Loan
135,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
135,127
CommScope, Inc., Term Loan
901,275
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
894,560
CSC Holdings, LLC, Term Loan
370,812
2.356%,  (LIBOR 1M +
2.250%), 7/17/2025
b,d,e
365,328
Diamond Sports Group, LLC, Term
Loan
515,349
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
351,726
E.W. Scripps Company, Term Loan
244,387
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
243,280
Eagle Broadband Investments,
LLC, Term Loan
862,837
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
859,964
Entercom Media Corporation, Term
Loan
465,954
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
455,120
GCI, LLC, Term Loan
661,276
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,d,e
657,421
HCP Acquisition, LLC, Term Loan
684,443
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
682,937
iHeartCommunications, Inc., Term
Loan
400,940
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
395,740
Intermediate Dutch Holdings, Term
Loan
305,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,d,e
303,627
Lumen Technologies, Inc., Term
Loan
424,008
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
419,051
Meredith Corporation, Term Loan
447,744
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
453,995

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.7%)
a
Value
Communications Services (2.6%) - continued
NEP Group, Inc., Term Loan
$ 703,800
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
$ 681,412
Nexstar Broadcasting, Inc., Term
Loan
772,374
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
765,909
Nielsen Finance, LLC, Term Loan
219,110
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
219,487
Radiate Holdco, LLC, Term Loan
1,231,912
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,230,656
Terrier Media Buyer, Inc., Term
Loan
304,238
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
301,238
TNS, Inc., Term Loan
274,037
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
272,552
WideOpenWest Finance, LLC,
Term Loan
651,197
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
648,878
Xplornet Communications, Inc.,
Term Loan
536,783
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
536,365
Ziggo Financing Partnership, Term
Loan
320,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,d,e
316,509
Total 12,038,241
Consumer Cyclical (1.8%)
1011778 B.C., LLC, Term Loan
815,862
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,d,e
800,312
Caesars Resort Collection, LLC,
Term Loan
691,525
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
692,389
Carnival Corporation, Term Loan
348,246
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
358,693
Cengage Learning, Inc., Term
Loan
340,592
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
336,549
City Brewing Company, LLC, Term
Loan
75,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,d,e
74,625
CP Atlas Buyer, Inc., Term Loan
410,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
406,990
Golden Entertainment, Inc., Term
Loan
1,037,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,021,987
Golden Nugget, LLC, Term Loan
514,108
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
505,497
Principal
Amount Bank Loans (10.7%)
a
Value
Consumer Cyclical (1.8%) - continued
Harbor Freight Tools USA, Inc.,
Term Loan
$ 673,312
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
$ 672,087
LCPR Loan Financing, LLC, Term
Loan
315,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,d,e
315,394
Michaels Stores, Inc., Term Loan
492,525
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
491,786
Scientific Games International,
Inc., Term Loan
1,796,333
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,760,280
Staples, Inc., Term Loan
191,091
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
187,667
322,693
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
314,358
Tenneco, Inc., Term Loan
258,677
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
251,628
Truck Hero, Inc., Term Loan
115,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
114,633
Total 8,304,875
Consumer Non-Cyclical (1.7%)
Adient US, LLC, Term Loan
208,937
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
208,676
Bausch Health Americas, Inc.,
Term Loan
1,007,084
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,003,267
Chobani, LLC, Term Loan
268,650
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
268,247
CNT Holdings I Corporation, Term
Loan
350,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
349,016
95,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
95,950
Dole Food Company, Inc., Term
Loan
403,859
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
403,467
Endo Luxembourg Finance
Company, Term Loan
235,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,d,e
232,356
Global Medical Response, Inc.,
Term Loan
1,750,613
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,743,610
MPH Acquisition Holdings, LLC,
Term Loan
1,243,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,236,438

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (10.7%)
a
Value
Consumer Non-Cyclical (1.7%) - continued
Ortho-Clinical Diagnostics SA,
Term Loan
$ 765,948
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
$ 764,225
PetSmart, Inc., Term Loan
785,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
783,195
Plantronics, Inc., Term Loan
195,648
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
192,854
Precision Medicine Group, LLC,
Delayed Draw
64,038
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
63,518
Precision Medicine Group, LLC,
Term Loan
489,734
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
485,757
Sotera Health Holdings, LLC, Term
Loan
318,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
316,808
Total 8,147,384
Financials (0.7%)
Asurion, LLC, Term Loan
214,463
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
212,970
700,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,d,e
694,603
440,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
447,700
Avolon TLB Borrower 1 US, LLC,
Term Loan
318,618
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
317,283
MoneyGram International, Inc.,
Term Loan
398,207
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
398,008
NCR Corporation, Term Loan
601,163
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
593,648
Newco Financing Partnership,
Term Loan
100,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
99,679
Northriver Midstream Finance, LP,
Term Loan
582,550
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
573,906
UPC Financing Partnership, Term
Loan
100,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
99,679
Total 3,437,476
Technology (0.9%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
550,879
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
528,386
Principal
Amount Bank Loans (10.7%)
a
Value
Technology (0.9%) - continued
Lummus Technology Holdings V,
LLC, Term Loan
$ 340,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
$ 338,157
Prime Security Services Borrower,
LLC, Term Loan
1,475,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,468,082
Rackspace Technology Global,
Inc., Term Loan
950,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
940,795
SS&C Technologies, Inc., Term
Loan
51,358
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
50,764
39,932
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
39,469
Zayo Group Holdings, Inc., Term
Loan
988,776
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
980,105
Total 4,345,758
Transportation (0.5%)
American Airlines, Inc., Term Loan
840,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,d,e
859,690
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
729,055
United Airlines, Inc., Term Loan
513,316
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
497,824
Total 2,086,569
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
61,427
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
61,427
Core and Main, LP, Term Loan
478,912
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
476,614
EnergySolutions, LLC, Term Loan
340,375
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
338,248
Exgen Renewables IV, LLC, Term
Loan
378,263
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,d,e
378,421
PG&E Corporation, Term Loan
842,877
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
841,031
Talen Energy Supply, LLC, Term
Loan
247,225
3.859%,  (LIBOR 1M +
3.750%), 7/8/2026
b
239,808
Total 2,335,549
Total Bank Loans
(cost $50,199,535) 50,059,118

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 38.2% ) Value
Communications Services (3.3%)
5,468 Activision Blizzard, Inc. $ 508,524
1,803 Alphabet, Inc., Class A
f
3,718,724
580 Alphabet, Inc., Class C
f
1,199,805
11,319 AT&T, Inc. 342,626
1,146 Charter Communications, Inc.
f
707,105
20,344 Comcast Corporation 1,100,814
4,390 Discovery, Inc., Class A
f,g
190,789
7,498 DISH Network Corporation
f
271,428
7,734 Facebook, Inc.
f
2,277,895
808 Gray Television, Inc. 14,867
6,104 Live Nation Entertainment, Inc.
f
516,704
7,152 Lumen Technologies, Inc. 95,479
1,964 Match Group, Inc.
f
269,814
17,872 QuinStreet, Inc.
f
362,802
27 Roku, Inc.
f
8,796
1,075 Telephone & Data Systems, Inc. 24,682
16,101 Twitter, Inc.
f
1,024,507
17,025 Uber Technologies, Inc.
f
928,033
175 United States Cellular Corporation
f
6,384
18,555 Verizon Communications, Inc. 1,078,973
3,252 Walt Disney Company
f
600,059
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
4,055
2,511 Zillow Group, Inc.
f
329,895
Total 15,582,760
Consumer Discretionary (5.1%)
1,976 Amazon.com, Inc.
f
6,113,902
9,901 Aptiv plc
f
1,365,348
298 AutoZone, Inc.
f
418,481
1,247 Big Lots, Inc. 85,170
4,045 Bloomin' Brands, Inc.
f
109,417
393 Booking Holdings, Inc.
f
915,627
50 Burlington Stores, Inc.
f
14,940
3,528 Caesars Entertainment, Inc.
f
308,524
4,675 Callaway Golf Company 125,056
1,139 Carvana Company
f
298,874
5,985 Cedar Fair, LP
f
297,335
1,221 Chewy, Inc.
f
103,431
484 Chipotle Mexican Grill, Inc.
f
687,677
9,070 Cooper-Standard Holdings, Inc.
f
329,422
3,267 Crocs, Inc.
f
262,830
4,133 D.R. Horton, Inc. 368,333
70 Dick's Sporting Goods, Inc. 5,330
1,265 Domino's Pizza, Inc. 465,254
54 Dorman Products, Inc.
f
5,543
1,009 Emerald Holding, Inc.
f
5,570
2,028 Expedia Group, Inc.
f
349,059
423 Garmin, Ltd. 55,773
25 Graham Holdings Company 14,061
8,180 Harley-Davidson, Inc. 328,018
3,022 Home Depot, Inc. 922,466
2,732 Kohl's Corporation 162,855
8,012 Leggett & Platt, Inc. 365,748
9,232 Libbey, Inc.
f
13,617
5,806 Lowe's Companies, Inc. 1,104,185
1,606 Lululemon Athletica, Inc.
f
492,576
9,571 Macy's, Inc.
f
154,954
5,679 Mattel, Inc.
f
113,126
1,970 McDonald's Corporation 441,556
162 Mercadolibre, Inc.
f
238,487
5,521 Miller Industries, Inc. 255,015
1,145 Mohawk Industries, Inc.
f
220,195
3,460 NIKE, Inc. 459,799
3,984 Nordstrom, Inc.
f
150,874
Shares Common Stock (38.2%) Value
Consumer Discretionary (5.1%) - continued
178 NVR, Inc.
f
$ 838,546
1,813 Overstock.com, Inc.
f
120,129
2,927 Qurate Retail, Inc. 34,422
87 Revolve Group, Inc.
f
3,909
508 RH
f
303,073
2,242 Ross Stores, Inc. 268,838
2,041 Sleep Number Corporation
f
292,863
5,438 Sony Corporation ADR 576,482
509 Stitch Fix, Inc.
f
25,216
7,743 Stoneridge, Inc.
f
246,305
144 Strategic Education, Inc. 13,235
1,509 Taylor Morrison Home Corporation
f
46,492
2,651 Tesla, Inc.
f
1,770,682
2,819 Texas Roadhouse, Inc.
f
270,455
19,010 Under Armour, Inc., Class C
f
350,925
1,760 Workhorse Group, Inc.
f,g
24,235
5,557 Zumiez, Inc.
f
238,395
Total 23,552,630
Consumer Staples (1.4%)
1,195 Altria Group, Inc. 61,136
4,206 BJ's Wholesale Club Holdings,
Inc.
f
188,681
3,813 Bunge, Ltd. 302,257
3,502 Colgate-Palmolive Company 276,063
1,653 Costco Wholesale Corporation 582,649
12,460 Hain Celestial Group, Inc.
f
543,256
1,820 John B. Sanfilippo & Son, Inc. 164,473
1,813 Kimberly-Clark Corporation 252,098
5,535 Lamb Weston Holdings, Inc. 428,852
4,587 Monster Beverage Corporation
f
417,830
352 PepsiCo, Inc. 49,790
12,624 Philip Morris International, Inc. 1,120,254
23,210 Primo Water Corporation 377,395
2,740 Procter & Gamble Company 371,078
7,315 Turning Point Brands, Inc. 381,624
8,121 Wal-Mart Stores, Inc. 1,103,075
Total 6,620,511
Energy (1.2%)
7,756 Antero Resources Corporation
f
79,111
13,685 BP plc ADR 333,230
935 Cheniere Energy, Inc.
f
67,329
1,266 Chevron Corporation 132,664
6,991 ConocoPhillips 370,313
445 CONSOL Energy, Inc.
f
4,325
980 Core Laboratories NV 28,214
41,091 Devon Energy Corporation 897,838
579 Dorian LPG, Ltd.
f
7,602
2,862 Enbridge, Inc. 104,177
14,891 Enterprise Products Partners, LP 327,900
3,410 EOG Resources, Inc. 247,327
6,626 EQT Corporation
f
123,111
4,296 Exxon Mobil Corporation 239,846
9,438 Gevo, Inc.
f,g
92,587
9,743 Halliburton Company 209,085
2,894 Helix Energy Solutions Group, Inc.
f
14,615
12,821 Helmerich & Payne, Inc. 345,654
17,547 Kinder Morgan, Inc. 292,158
6,818 Marathon Petroleum Corporation 364,695
1,300 MPLX, LP 33,319
8,636 Nine Energy Service, Inc.
f
19,863
6,641 Occidental Petroleum Corporation 176,783
1,846 PDC Energy, Inc.
f
63,502

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Energy (1.2%) - continued
3,776 Pioneer Natural Resources
Company $ 599,704
2,250 SM Energy Company 36,833
770 TC Energy Corporation 35,228
3,433 Valero Energy Corporation 245,803
1,100 Williams Companies, Inc. 26,059
Total 5,518,875
Financials (6.1%)
8,419 Air Lease Corporation 412,531
2 Alleghany Corporation
f
1,253
11,540 Ally Financial, Inc. 521,723
3,062 American Equity Investment Life
Holding Company 96,545
3,939 American Express Company 557,132
16,493 Annaly Capital Management, Inc. 141,840
8,225 Arch Capital Group, Ltd.
f
315,593
2,443 Ares Capital Corporation 45,709
2,365 Arthur J. Gallagher & Company 295,081
966 Associated Banc-Corp 20,614
15,357 Assured Guaranty, Ltd. 649,294
37,915 Bank of America Corporation 1,466,931
308 Bank of Marin Bancorp 12,061
6,282 Bank of N.T. Butterfield & Son, Ltd. 240,098
1,749 Berkshire Hathaway, Inc.
f
446,817
2,800 BlackRock TCP Capital
Corporation 38,724
721 BlackRock, Inc. 543,605
2,721 Blackstone Mortgage Trust, Inc. 84,351
13,989 Bridgewater Bancshares, Inc.
f
225,922
190 Brighthouse Financial, Inc.
f
8,408
672 Broadmark Realty Capital, Inc. 7,029
6,561 Capital One Financial Corporation 834,756
16,019 Charles Schwab Corporation 1,044,118
2,943 Chimera Investment Corporation 37,376
3,238 Chubb, Ltd. 511,507
1,497 Cincinnati Financial Corporation 154,326
12,866 Citigroup, Inc. 936,002
395 Citizens Financial Group, Inc. 17,439
1,786 CME Group, Inc. 364,755
9,647 Columbia Banking System, Inc. 415,689
4,320 Comerica, Inc. 309,917
1,132 Community Trust Bancorp, Inc. 49,842
189 Customers Bancorp, Inc.
f
6,014
4,037 Discover Financial Services 383,475
1,999 Ellington Residential Mortgage
REIT 24,608
453 Enova International, Inc.
f
16,072
28,996 Equitable Holdings, Inc. 945,850
2,861 Evercore, Inc. 376,908
18,632 Everi Holdings, Inc.
f
262,898
2,815 F.N.B. Corporation 35,751
337 FactSet Research Systems, Inc. 103,995
370 Financial Institutions, Inc. 11,207
1,922 First Busey Corporation 49,299
239 First Mid-Illinois Bancshares, Inc. 10,499
2,147 First Republic Bank 358,012
3,964 Flagstar Bancorp, Inc. 178,776
1,200 FS KKR Capital Corporation 23,796
2,600 FS KKR Capital Corporation II 50,778
3,575 Glacier Bancorp, Inc. 204,061
727 Goldman Sachs Group, Inc. 237,729
3,222 Golub Capital BDC, Inc. 47,106
535 Granite Point Mortgage Trust, Inc. 6,404
1,292 Great Southern Bancorp, Inc. 73,218
Shares Common Stock (38.2%) Value
Financials (6.1%) - continued
3,336 Hancock Whitney Corporation $ 140,145
10,071 Heartland Financial USA, Inc. 506,169
934 Hometrust Bancshares, Inc. 22,743
7,528 Hope Bancorp, Inc. 113,372
433 Independent Bank Corporation 10,236
11,036 J.P. Morgan Chase & Company 1,680,010
5,365 James River Group Holdings, Ltd. 244,751
2,118 Jefferies Financial Group, Inc. 63,752
22,383 KeyCorp 447,212
2,189 Kinsale Capital Group, Inc. 360,747
4,017 KKR & Company, Inc. 196,231
234 KKR Real Estate Finance Trust,
Inc. 4,303
646 Lakeland Bancorp, Inc. 11,260
1,935 Lincoln National Corporation 120,492
60 Markel Corporation
f
68,377
79 MarketAxess Holdings, Inc. 39,336
2,779 Marsh & McLennan Companies,
Inc. 338,482
7,288 Meridian Bancorp, Inc. 134,245
4,153 MetLife, Inc. 252,461
15,351 MFA Financial, Inc. 62,479
2,789 MidWestOne Financial Group, Inc. 86,375
626 Moody's Corporation 186,930
10,496 Morgan Stanley 815,119
2,399 Navient Corporation 34,330
9,204 New York Community Bancorp,
Inc. 116,155
4,014 New York Mortgage Trust, Inc. 17,943
2,342 Old Republic International
Corporation 51,149
266 Peapack-Gladstone Financial
Corporation 8,214
987 PennyMac Mortgage Investment
Trust 19,345
2,349 Primerica, Inc. 347,229
214 QCR Holdings, Inc. 10,105
13,628 Radian Group, Inc. 316,851
4,251 Raymond James Financial, Inc. 521,003
2,469 S&P Global, Inc. 871,236
8,414 Seacoast Banking Corporation of
Florida
f
304,923
1,511 Selective Insurance Group, Inc. 109,608
1,718 Sixth Street Specialty Lending, Inc. 36,130
2,197 Starwood Property Trust, Inc. 54,354
6,215 Synovus Financial Corporation 284,336
522 T. Rowe Price Group, Inc. 89,575
1,907 Torchmark Corporation 184,273
4,575 Triumph Bancorp, Inc.
f
354,059
8,477 Truist Financial Corporation 494,379
5,793 Umpqua Holdings Corporation 101,667
281 Universal Insurance Holdings, Inc. 4,030
5,384 Unum Group 149,837
30,689 Wells Fargo & Company 1,199,019
12,553 Western Alliance Bancorp 1,185,505
1,343 Western Asset Mortgage Capital
Corporation 4,284
15,029 Zions Bancorporations NA 825,994
1,124 Zurich Insurance Group AG 478,432
Total 28,292,636
Health Care (4.8%)
2,558 Abbott Laboratories 306,551
3,201 AbbVie, Inc. 346,412
529 Align Technology, Inc.
f
286,469

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Health Care (4.8%) - continued
1,320 Amedisys, Inc.
f
$ 349,523
4,052 Amgen, Inc. 1,008,178
4,084 AMN Healthcare Services, Inc.
f
300,991
2,483 Anthem, Inc. 891,273
6,191 Ardelyx, Inc.
f
40,984
1,376 Becton, Dickinson and Company 334,574
1,157 Biogen, Inc.
f
323,671
2,133 Biohaven Pharmaceutical Holding
Company, Ltd.
f
145,791
2,635 Catalent, Inc.
f
277,492
4,835 Centene Corporation
f
309,005
5,453 Cerner Corporation 391,962
2,666 Cigna Holding Company 644,479
4,734 CVS Health Corporation 356,139
1,792 Danaher Corporation 403,343
1,069 Dexcom, Inc.
f
384,188
8,203 Edwards Lifesciences Corporation
f
686,099
6,824 GlaxoSmithKline plc ADR
g
243,549
797 Haemonetics Corporation
f
88,475
5,477 Halozyme Therapeutics, Inc.
f
228,336
2,556 HCA Healthcare, Inc. 481,397
1,112 Humana, Inc. 466,206
1,194 Illumina, Inc.
f
458,568
3,450 InMode, Ltd.
f
249,676
734 Intuitive Surgical, Inc.
f
542,382
2,036 IQVIA Holding, Inc.
f
393,233
9,405 Johnson & Johnson 1,545,712
8,291 Lantheus Holdings, Inc.
f
177,179
1,065 LHC Group, Inc.
f
203,639
12,257 Medtronic plc 1,447,919
12,116 Merck & Company, Inc. 934,022
143 Mettler-Toledo International, Inc.
f
165,264
1,180 Moderna, Inc.
f
154,521
951 Novavax, Inc.
f
172,426
4,424 Novo Nordisk AS ADR 298,266
5,017 NuVasive, Inc.
f
328,915
1,474 Quidel Corporation
f
188,569
527 Reata Pharmaceuticals, Inc.
f
52,542
3,449 Stryker Corporation 840,107
8,892 Syneos Health, Inc.
f
674,458
4,927 Tactile Systems Technology, Inc.
f
268,472
1,733 Teladoc Health, Inc.
f
314,973
238 Teleflex, Inc. 98,879
2,840 Thermo Fisher Scientific, Inc. 1,296,119
1,828 UnitedHealth Group, Inc. 680,144
12,690 Vaxart, Inc.
f,g
76,774
1,830 Veeva Systems, Inc.
f
478,069
14,116 Viemed Healthcare, Inc.
f
142,854
1,143 Zimmer Biomet Holdings, Inc. 182,971
4,978 Zoetis, Inc. 783,935
Total 22,445,675
Industrials (4.8%)
4,288 Advanced Drainage Systems, Inc. 443,336
834 Allegion plc 104,767
9,978 Altra Industrial Motion Corporation 551,983
4,459 AMETEK, Inc. 569,548
3,100 ASGN, Inc.
f
295,864
1,047 Axon Enterprise, Inc.
f
149,114
11,329 Badger Daylighting, Ltd. 386,468
3,238 Blink Charging Company
f,g
133,082
767 Boeing Company
f
195,370
2,589 Carlisle Companies, Inc. 426,098
1,378 Chart Industries, Inc.
f
196,158
39 Copart, Inc.
f
4,236
Shares Common Stock (38.2%) Value
Industrials (4.8%) - continued
2,827 Crane Company $ 265,484
3,165 CSX Corporation 305,169
27 Cummins, Inc. 6,996
4,167 Curtiss-Wright Corporation 494,206
10,964 Delta Air Lines, Inc.
f
529,342
2,391 Eaton Corporation plc 330,628
3,518 Emerson Electric Company 317,394
1,705 Encore Wire Corporation 114,457
685 Fortive Corporation 48,388
3,698 Forward Air Corporation 328,419
8,667 FuelCell Energy, Inc.
f
124,891
505 GATX Corporation 46,834
4,802 General Dynamics Corporation 871,851
289 Gorman-Rupp Company 9,569
3,570 Greenbrier Companies, Inc. 168,575
2,463 Heico Corporation 309,845
4,469 Helios Technologies, Inc. 325,656
5,027 Honeywell International, Inc. 1,091,211
12,070 Howmet Aerospace, Inc.
f
387,809
1,657 IDEX Corporation 346,843
275 Illinois Tool Works, Inc. 60,918
13,072 Johnson Controls International plc 780,006
1,842 Kansas City Southern 486,141
2,606 L3Harris Technologies, Inc. 528,184
183 Landstar System, Inc. 30,206
2,620 Lincoln Electric Holdings, Inc. 322,103
2,004 Lockheed Martin Corporation 740,478
4,360 Manpower, Inc. 431,204
14,734 Meritor, Inc.
f
433,474
1,736 Middleby Corporation
f
287,742
811 MSC Industrial Direct Company,
Inc. 73,144
7,251 NAPCO Security Technologies,
Inc.
f
252,552
125 Nordson Corporation 24,835
1,749 Norfolk Southern Corporation 469,642
1,242 Northrop Grumman Corporation 401,961
6,460 Nutrien, Ltd. 348,129
1,901 Old Dominion Freight Line, Inc. 457,019
2,819 Otis Worldwide Corporation 192,961
2,181 Parker-Hannifin Corporation 687,953
3,807 Patrick Industries, Inc. 323,595
10,257 Raven Industries, Inc. 393,151
5,214 Raytheon Technologies
Corporation 402,886
2,139 Regal-Beloit Corporation 305,193
2,711 Ritchie Brothers Auctioneers, Inc. 158,729
7,882 Southwest Airlines Company
f
481,275
3,620 Spirit Airlines, Inc.
f
133,578
837 Stanley Black & Decker, Inc. 167,124
5,697 Timken Company 462,426
2,964 Tutor Perini Corporation
f
56,168
2,035 Union Pacific Corporation 448,534
2,960 United Parcel Service, Inc. 503,170
3,834 United Rentals, Inc.
f
1,262,575
1,076 Verisk Analytics, Inc. 190,118
4,293 WESCO International, Inc.
f
371,473
280 Woodward, Inc. 33,776
Total 22,582,014
Information Technology (8.3%)
1,942 Accenture plc 536,478
2,581 Adobe, Inc.
f
1,226,930
2,033 Advanced Energy Industries, Inc. 221,943
6,050 Agilysys, Inc.
f
290,158

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Information Technology (8.3%) - continued
3,137 Alliance Data Systems Corporation $ 351,626
5,064 Amphenol Corporation 334,072
412 Analog Devices, Inc. 63,893
1,245 ANSYS, Inc.
f
422,752
48,096 Apple, Inc. 5,874,926
4,141 Axcelis Technologies, Inc.
f
170,154
3,811 BigCommerce Holdings, Inc.
f,g
220,276
1,142 Broadcom, Ltd. 529,500
315 Broadridge Financial Solutions,
Inc. 48,226
6,667 Calix, Inc.
f
231,078
9,568 Ciena Corporation
f
523,561
24,540 Cisco Systems, Inc. 1,268,963
4,131 Computer Services, Inc. 243,729
2,450 Dolby Laboratories, Inc. 241,864
11,206 Dropbox, Inc.
f
298,752
1,636 Enphase Energy, Inc.
f
265,294
173 Euronet Worldwide, Inc.
f
23,926
3,117 Fastly, Inc.
f,g
209,712
1,029 FleetCor Technologies, Inc.
f
276,420
2,505 II-VI, Inc.
f
171,267
1,132 Intuit, Inc. 433,624
347 Jack Henry & Associates, Inc. 52,647
533 KLA-Tencor Corporation 176,103
372 Lam Research Corporation 221,429
934 Littelfuse, Inc. 246,987
616 Lumentum Holdings, Inc.
f
56,272
4,441 Mastercard, Inc. 1,581,218
2,468 Microchip Technology, Inc. 383,083
4,949 Micron Technology, Inc.
f
436,551
28,694 Microsoft Corporation 6,765,184
1,617 Motorola Solutions, Inc. 304,077
6,577 National Instruments Corporation 284,028
1,175 Nice, Ltd. ADR
f
256,115
25,770 Nuance Communications, Inc.
f
1,124,603
2,462 NVIDIA Corporation 1,314,536
1,440 ON Semiconductor Corporation
f
59,918
9,409 Oracle Corporation 660,230
8,126 PayPal Holdings, Inc.
f
1,973,318
2,372 Plexus Corporation
f
217,844
1,617 Plug Power, Inc.
f
57,953
9,005 QUALCOMM, Inc. 1,193,973
16,440 Sabre Corporation
f
243,476
4,690 Salesforce.com, Inc.
f
993,670
456 Samsung Electronics Company,
Ltd. GDR 831,371
1,661 ServiceNow, Inc.
f
830,683
5,550 Square, Inc.
f
1,260,128
836 TE Connectivity, Ltd. 107,936
343 Teradyne, Inc. 41,736
7,765 Texas Instruments, Inc. 1,467,507
20,310 TTM Technologies, Inc.
f
294,495
142 Tyler Technologies, Inc.
f
60,283
1,951 Visa, Inc. 413,085
1,157 VMware, Inc.
f,g
174,071
809 Western Digital Corporation 54,001
2,923 Workiva, Inc.
f
257,984
Total 38,875,619
Materials (1.1%)
12,173 Axalta Coating Systems, Ltd.
f
360,077
4,616 Ball Corporation 391,160
9,040 Carpenter Technology Corporation 371,996
11,584 CF Industries Holdings, Inc. 525,682
2,646 Eastman Chemical Company 291,377
Shares Common Stock (38.2%) Value
Materials (1.1%) - continued
1,616 Ecolab, Inc. $ 345,937
17,619 Element Solutions, Inc. 322,251
288 International Flavors & Fragrances,
Inc. 40,208
36,220 Ivanhoe Mines, Ltd.
f
186,475
2,115 LyondellBasell Industries NV 220,066
1,421 Martin Marietta Materials, Inc. 477,200
6,769 Nucor Corporation 543,348
52 PPG Industries, Inc. 7,813
7,618 Steel Dynamics, Inc. 386,690
662 SunCoke Energy, Inc. 4,641
4,747 UFP Technologies, Inc.
f
236,496
2,321 United States Lime & Minerals, Inc. 310,341
4,728 W. R. Grace & Company 283,018
Total 5,304,776
Real Estate (1.3%)
1,513 Agree Realty Corporation 101,840
1,993 Alexandria Real Estate Equities,
Inc. 327,450
13,512 American Campus Communities,
Inc. 583,313
3,372 Apartment Investment &
Management Company 20,704
1,348 AvalonBay Communities, Inc. 248,720
2,942 Camden Property Trust 323,355
3,494 CBRE Group, Inc.
f
276,410
3,015 Colliers International Group, Inc. 296,194
40 Community Healthcare Trust, Inc. 1,845
1,951 Digital Realty Trust, Inc. 274,779
6,746 Douglas Emmett, Inc. 211,824
6,395 Duke Realty Corporation 268,142
440 EastGroup Properties, Inc. 63,043
7,528 Essential Properties Realty Trust,
Inc. 171,864
104 Extra Space Storage, Inc. 13,785
3,039 First Industrial Realty Trust, Inc. 139,156
5,687 Four Corners Property Trust, Inc. 155,824
2,854 Healthcare Realty Trust, Inc. 86,533
29,161 Host Hotels & Resorts, Inc.
f
491,363
12,168 Independence Realty Trust, Inc. 184,954
489 Innovative Industrial Properties,
Inc. 88,098
1,540 iSTAR Financial, Inc. 27,381
4,322 MGIC Investment Corporation 59,860
8,122 National Storage Affiliates Trust 324,312
5,513 New Residential Investment
Corporation 62,021
1,692 Pebblebrook Hotel Trust 41,099
258 Plymouth Industrial REIT, Inc. 4,347
1,780 Public Storage, Inc. 439,233
3,469 Rayonier, Inc. REIT 111,875
3,076 Realty Income Corporation 195,326
2,501 Rexford Industrial Realty, Inc. 126,050
9,639 Service Properties Trust 114,319
23,370 Sunstone Hotel Investors, Inc.
f
291,190
Total 6,126,209
Utilities (0.8%)
9,257 Alliant Energy Corporation 501,359
1,558 American Electric Power
Company, Inc. 131,963
211 American States Water Company 15,956
15,666 CenterPoint Energy, Inc. 354,835
4,932 Duke Energy Corporation 476,086

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (38.2%) Value
Utilities (0.8%) - continued
8,630 Entergy Corporation $ 858,426
7,093 Exelon Corporation 310,248
9,829 FirstEnergy Corporation 340,968
503 NextEra Energy Partners, LP 36,659
914 NextEra Energy, Inc. 69,107
1,907 NorthWestern Corporation 124,336
3,948 Portland General Electric
Company 187,411
2,629 Spire, Inc. 194,257
256 Unitil Corporation 11,697
1,537 WEC Energy Group, Inc. 143,848
Total 3,757,156
Total Common Stock
(cost $126,363,153) 178,658,861
Principal
Amount Long-Term Fixed Income ( 30.0% ) Value
Asset-Backed Securities (1.5%)
522 Funding CLO, Ltd.
$ 225,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
225,684
Ares LVII CLO, Ltd.
225,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
226,389
Babson CLO, Ltd.
300,000
3.124%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
291,046
Cent CLO, LP
850,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
850,128
College Ave Student Loans, LLC
162,767
1.759%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
165,825
Conn's Receivables Funding
49,769
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
49,933
Foundation Finance Trust
90,309
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
91,844
Harley Marine Financing, LLC
432,000
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
402,946
Madison Park Funding XIV, Ltd.
500,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
500,022
Octagon Investment Partners 50,
Ltd.
275,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
275,991
OHA Credit Funding 1, Ltd.
390,000
1.674%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
390,031
OZLM IX, Ltd.
425,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
425,079
Principal
Amount Long-Term Fixed Income (30.0%) Value
Asset-Backed Securities (1.5%) - continued
Palmer Square CLO, Ltd.
$ 400,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,h
$ 398,959
Palmer Square Loan Funding, Ltd.
300,000
2.474%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,083
Sound Point CLO X, Ltd.
400,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,h
400,246
Sound Point CLO XXI, Ltd.
800,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
800,072
TCI-Flatiron CLO, Ltd.
785,000
2.436%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
783,689
THL Credit Wind River CLO, Ltd.
350,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
346,597
Vericrest Opportunity Loan Trust
175,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
h,i
173,876
Total 7,098,440
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
17,000 1.500%,  10/15/2025 17,247
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
h
102,258
Anglo American Capital plc
45,000 2.250%,  3/17/2028
h
44,322
BWAY Holding Company
90,000 5.500%,  4/15/2024
h
91,237
Chemours Company
50,000 5.750%,  11/15/2028
h
52,646
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 62,100
40,000 4.625%,  3/1/2029
h
39,932
40,000 4.875%,  3/1/2031
h
39,900
Consolidated Energy Finance SA
70,000 6.875%,  6/15/2025
h
71,312
DuPont de Nemours, Inc.
45,000 4.725%,  11/15/2028 52,303
EI du Pont de Nemours &
Company
34,000 1.700%,  7/15/2025 34,566
First Quantum Minerals, Ltd.
110,000 7.500%,  4/1/2025
h
113,575
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 94,608
90,000 4.250%,  3/1/2030 95,850
Hecla Mining Company
25,000 7.250%,  2/15/2028 26,813
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
h
72,752
Ingevity Corporation
100,000 3.875%,  11/1/2028
h
97,000

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Basic Materials (0.5%) - continued
Kinross Gold Corporation
$ 44,000 5.125%,  9/1/2021 $ 44,317
Kraton Polymers, LLC
90,000 4.250%,  12/15/2025
h
90,338
LYB International Finance III, LLC
63,000 1.250%,  10/1/2025 62,205
Mercer International, Inc.
70,000 5.125%,  2/1/2029
h
72,520
Mosaic Company
15,000 3.250%,  11/15/2022 15,582
67,000 4.050%,  11/15/2027 74,372
Norbord, Inc.
80,000 5.750%,  7/15/2027
h
85,264
Novelis Corporation
70,000 5.875%,  9/30/2026
h
73,063
40,000 4.750%,  1/30/2030
h
41,228
Nucor Corporation
17,000 2.000%,  6/1/2025 17,440
Nutrien, Ltd.
45,000 4.000%,  12/15/2026 50,435
OCI NV
100,000 4.625%,  10/15/2025
h
103,375
Olin Corporation
150,000 5.125%,  9/15/2027 155,250
Steel Dynamics, Inc.
21,000 2.400%,  6/15/2025 21,887
Syngenta Finance NV
71,000 3.933%,  4/23/2021
h
71,131
Tronox Finance plc
50,000 5.750%,  10/1/2025
h
52,157
United States Steel Corporation
110,000 6.875%,  3/1/2029 112,475
Venator Finance SARL
70,000 5.750%,  7/15/2025
h
67,900
Westlake Chemical Corporation
45,000 3.600%,  8/15/2026 48,642
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
h
67,843
Total 2,435,845
Capital Goods (1.0%)
AECOM
160,000 5.125%,  3/15/2027 174,100
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
h
84,900
Ardagh Packaging Finance plc
61,000 6.000%,  2/15/2025
h
62,860
100,000 5.250%,  8/15/2027
h
102,008
Boeing Company
79,000 4.875%,  5/1/2025 87,962
52,000 2.196%,  2/4/2026 51,839
67,000 3.250%,  3/1/2028 68,553
90,000 5.150%,  5/1/2030 103,657
Bombardier, Inc.
70,000 7.500%,  3/15/2025
h
68,863
70,000 7.875%,  4/15/2027
h
68,648
Brand Industrial Services, Inc.
35,000 8.500%,  7/15/2025
h
35,273
BWAY Holding Company
70,000 7.250%,  4/15/2025
h
70,000
Carrier Global Corporation
67,000 2.722%,  2/15/2030 67,609
Principal
Amount Long-Term Fixed Income (30.0%) Value
Capital Goods (1.0%) - continued
Caterpillar Financial Services
Corporation
$ 53,000 1.900%,  9/6/2022 $ 54,256
48,000 1.950%,  11/18/2022 49,239
35,000 1.450%,  5/15/2025 35,477
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
h
290,379
Cintas Corporation No. 2
64,000 2.900%,  4/1/2022 65,480
CNH Industrial Capital, LLC
64,000 4.875%,  4/1/2021 64,000
20,000 1.950%,  7/2/2023 20,538
Cornerstone Building Brands, Inc.
90,000 6.125%,  1/15/2029
h
95,850
Covanta Holding Corporation
70,000 6.000%,  1/1/2027 73,063
25,000 5.000%,  9/1/2030 25,250
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
h
63,063
Crown Americas Capital
Corporation IV
80,000 4.500%,  1/15/2023 84,150
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 60,188
General Electric Company
51,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,j
48,195
45,000 3.625%,  5/1/2030 48,450
GFL Environmental, Inc.
20,000 4.000%,  8/1/2028
h
19,350
65,000 3.500%,  9/1/2028
h
63,050
Greenbrier Companies, Inc.,
Convertible
47,000 2.875%,  2/1/2024 51,113
H&E Equipment Services, Inc.
70,000 3.875%,  12/15/2028
h
68,075
Honeywell International, Inc.
35,000 1.350%,  6/1/2025 35,505
Howmet Aerospace, Inc.
80,000 6.875%,  5/1/2025 92,700
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 74,322
Jeld-Wen, Inc.
80,000 4.625%,  12/15/2025
h
81,000
John Deere Capital Corporation
47,000 1.200%,  4/6/2023 47,745
48,000 2.050%,  1/9/2025 49,934
67,000 1.500%,  3/6/2028 65,245
KBR, Inc., Convertible
223,000 2.500%,  11/1/2023 351,643
Meritor, Inc.
50,000 4.500%,  12/15/2028
h
50,150
NESCO Holdings II, Inc.
25,000 5.500%,  4/15/2029
e,h
25,645
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 48,393
Owens-Brockway Glass Container,
Inc.
60,000 5.875%,  8/15/2023
h
64,275
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 74,223
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 90,968

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Capital Goods (1.0%) - continued
Raytheon Technologies
Corporation
$ 45,000 4.125%,  11/16/2028 $ 50,676
Republic Services, Inc.
45,000 3.950%,  5/15/2028 50,220
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 34,492
35,000 1.000%,  9/15/2025 34,401
Siemens
Financieringsmaatschappij NV
67,000 1.700%,  3/11/2028
h
65,774
SRM Escrow Issuer, LLC
85,000 6.000%,  11/1/2028
h
89,080
Standard Industries, Inc.
120,000 4.375%,  7/15/2030
h
121,080
Textron, Inc.
67,000 3.650%,  3/15/2027 72,153
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
h
31,161
TransDigm, Inc.
50,000 6.250%,  3/15/2026
h
53,010
200,000 5.500%,  11/15/2027 207,026
20,000 4.625%,  1/15/2029
h
19,721
United Rentals North America, Inc.
100,000 4.875%,  1/15/2028 105,337
60,000 4.000%,  7/15/2030 61,065
United Technologies Corporation
68,000 3.950%,  8/16/2025 75,523
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
h
35,831
WESCO Distribution, Inc.
80,000 7.250%,  6/15/2028
h
89,312
WW Grainger, Inc.
30,000 1.850%,  2/15/2025 30,914
Total 4,703,962
Collateralized Mortgage Obligations (2.7%)
Antler Mortgage Trust
2,404
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
h
2,405
168,029
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
h
168,328
Banc of America Alternative Loan
Trust
187,487
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 185,719
Banc of America Mortgage
Securities Trust
145,640
2.631%,  9/25/2035, Ser.
2005-H, Class 3A1
b
146,510
49,680
2.976%,  9/25/2035, Ser.
2005-H, Class 2A1
b
48,764
Bear Stearns Adjustable Rate
Mortgage Trust
75,856
2.310%,  1/25/2034, Ser.
2003-8, Class 5A
b
74,310
Bellemeade Re, Ltd.
298,692
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
298,785
194,111
3.509%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,h
194,776
Principal
Amount Long-Term Fixed Income (30.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
$ 129,421
2.409%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,h
$ 129,709
Business Jet Securities, LLC
110,075
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
111,427
CHL Mortgage Pass-Through Trust
209,806
2.716%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
184,521
107,503
2.793%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
110,385
360,252
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 281,913
CIM Trust
216,574
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
229,372
Citigroup Mortgage Loan Trust,
Inc.
273,752
2.963%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
274,450
Countrywide Alternative Loan Trust
259,871
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 135,948
Countrywide Home Loan
Mortgage Pass Through Trust
120,122
2.669%,  11/25/2035, Ser.
2005-22, Class 2A1
b
114,531
Credit Suisse First Boston
Mortgage Securities Corporation
94,358
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 93,439
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
191,849
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 194,047
129,365
1.996%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
127,831
Eagle Re, Ltd.
300,782
1.909%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
301,378
Federal Home Loan Mortgage
Corporation - REMIC
583,374
3.000%,  5/15/2027, Ser.
4046, Class GI
k
31,146
579,529
3.500%,  10/15/2032, Ser.
4119, Class KI
k
71,432
729,149
3.000%,  4/15/2033, Ser.
4203, Class DI
k
53,282
Federal National Mortgage
Association - REMIC
753,726
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
40,312
613,563
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
29,217
1,222,877
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
57,145
1,452,510
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
92,716
894,963
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
45,658
440,088
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
23,004

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
$ 1,164,117
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
$ 60,689
508,915
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
29,930
1,712,953
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
89,559
469,710
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
26,231
727,028
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
39,263
503,006
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
50,833
3,021,131
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
201,140
1,679,240
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
93,191
Genworth Mortgage Insurance
Corporation
175,000
2.009%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
175,243
GMAC Mortgage Corporation
Loan Trust
98,351
3.657%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
97,967
24,852
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
31,843
GMACM Mortgage Loan Trust
45,639
3.627%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
45,333
GSAA Home Equity Trust
76,740
4.555%,  8/25/2034, Ser.
2004-10, Class M2 81,069
IndyMac INDA Mortgage Loan
Trust
706,660
3.110%,  8/25/2036, Ser.
2006-AR1, Class A1
b
680,816
IndyMac INDX Mortgage Loan
Trust
438,727
0.529%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
415,274
J.P. Morgan Alternative Loan Trust
340,016
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 272,712
Legacy Mortgage Asset Trust
271,561
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
274,626
Master Asset Securitization Trust
424,090
0.609%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
94,807
Merrill Lynch Mortgage Investors
Trust
265,075
3.554%,  6/25/2035, Ser.
2005-A5, Class M1
b
154,055
Preston Ridge Partners Mortgage
Trust, LLC
344,092
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
346,942
202,407
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
202,900
Principal
Amount Long-Term Fixed Income (30.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
Radnor RE, Ltd.
$ 525,000
2.809%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
$ 529,085
RCO Mortgage, LLC
178,752
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
179,759
Residential Accredit Loans, Inc.
Trust
141,289
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 138,145
142,933
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 142,222
118,515
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 114,845
Residential Asset Securitization
Trust
137,818
2.545%,  1/25/2034, Ser.
2004-IP1, Class A1
b
140,943
256,369
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 265,181
Residential Funding Mortgage
Security I Trust
222,823
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 213,758
Silver Hill Trust
193,402
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
200,132
Stanwich Mortgage Loan Trust
135,360
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
136,129
Starwood Mortgage Residential
Trust
211,454
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,h
215,979
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
260,946
Structured Adjustable Rate
Mortgage Loan Trust
79,866
3.223%,  7/25/2035, Ser.
2005-15, Class 4A1
b
74,609
147,717
3.212%,  9/25/2035, Ser.
2005-18, Class 1A1
b
120,276
Structured Asset Mortgage
Investments, Inc.
309,482
0.729%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
298,159
Toorak Mortgage Corporation
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
300,692
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
198,711
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
249,010
250,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
h,i
249,339
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
c,h,i
250,000
Verus Securitization Trust
271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
271,716

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Collateralized Mortgage Obligations (2.7%) -
continued
Wachovia Asset Securitization, Inc.
$ 199,914
0.258%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
$ 186,811
WaMu Mortgage Pass Through
Certificates
234,851
1.139%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
220,314
Wells Fargo Home Equity Trust
194,767
0.859%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
189,483
Total 12,463,127
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
225,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
227,250
Total 227,250
Communications Services (1.4%)
AMC Networks, Inc.
80,000 4.250%,  2/15/2029 77,800
American Tower Corporation
50,000 3.375%,  5/15/2024 53,606
90,000 4.400%,  2/15/2026 101,394
67,000 3.800%,  8/15/2029 72,947
AT&T, Inc.
92,000 4.450%,  4/1/2024 100,911
90,000 1.700%,  3/25/2026 89,968
67,000 4.300%,  2/15/2030 75,427
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
h
128,912
75,000 5.125%,  5/1/2027
h
79,299
CCOH Safari, LLC
164,000 5.750%,  2/15/2026
h
169,207
Cengage Learning, Inc.
100,000 9.500%,  6/15/2024
h
101,875
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 54,687
68,000 4.908%,  7/23/2025 77,088
67,000 5.050%,  3/30/2029 77,011
Clear Channel Worldwide
Holdings, Inc.
85,000 7.750%,  4/15/2028
h
84,065
Comcast Corporation
39,000 3.700%,  4/15/2024 42,593
39,000 3.950%,  10/15/2025 43,568
54,000 2.350%,  1/15/2027 56,368
112,000 3.400%,  4/1/2030 121,265
Consolidated Communications,
Inc.
40,000 5.000%,  10/1/2028
h
40,312
Cox Communications, Inc.
51,000 2.950%,  6/30/2023
h
53,319
Crown Castle International
Corporation
45,000 3.800%,  2/15/2028 49,022
CSC Holdings, LLC
50,000 5.500%,  5/15/2026
h
51,550
Principal
Amount Long-Term Fixed Income (30.0%) Value
Communications Services (1.4%) - continued
$ 130,000 5.375%,  2/1/2028
h
$ 136,662
Cumulus Media New Holdings,
Inc.
60,000 6.750%,  7/1/2026
h
61,125
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
h
35,409
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 47,015
DISH DBS Corporation
60,000 7.375%,  7/1/2028 62,943
Embarq Corporation
35,000 7.995%,  6/1/2036 40,327
Entercom Media Corporation
60,000 6.500%,  5/1/2027
h
62,025
Fox Corporation
76,000 4.030%,  1/25/2024 82,553
45,000 4.709%,  1/25/2029 51,798
Front Range BidCo, Inc.
100,000 4.000%,  3/1/2027
h
98,250
60,000 6.125%,  3/1/2028
h
61,575
Frontier Communications
Corporation
60,000 5.875%,  10/15/2027
h
63,600
25,000 6.750%,  5/1/2029
h
26,367
GCI, LLC
70,000 4.750%,  10/15/2028
h
71,662
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 44,324
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
h
70,525
LCPR Senior Secured Financing
DAC
60,000 6.750%,  10/15/2027
h
63,969
Level 3 Financing, Inc.
90,000 4.625%,  9/15/2027
h
92,625
190,000 4.250%,  7/1/2028
h
192,149
Liberty Interactive, LLC,
Convertible
118,000 3.500%,  1/15/2031 117,410
Ligado Networks, LLC
35,000
0.000%,PIK 15.500%,
11/1/2023
c,h,m
32,794
Meredith Corporation
70,000 6.500%,  7/1/2025
h
75,102
Netflix, Inc.
34,000 5.875%,  2/15/2025 38,972
175,000 4.875%,  4/15/2028 197,969
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
h
104,812
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
h
31,537
NTT Finance Corporation
54,000 1.162%,  4/3/2026
h
53,287
Omnicom Group, Inc.
45,000 4.200%,  6/1/2030 50,641
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
h
42,238
Scripps Escrow II, Inc.
50,000 3.875%,  1/15/2029
h
49,125
35,000 5.375%,  1/15/2031
h
34,738

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Communications Services (1.4%) - continued
SFR Group SA
$ 150,000 7.375%,  5/1/2026
h
$ 156,015
Sinclair Television Group, Inc.
100,000 5.500%,  3/1/2030
h
97,250
Sirius XM Radio, Inc.
100,000 5.000%,  8/1/2027
h
104,905
35,000 4.125%,  7/1/2030
h
35,040
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 113,487
75,000 8.750%,  3/15/2032 110,906
Sprint Corporation
230,000 7.625%,  2/15/2025 274,275
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
h
53,803
T-Mobile USA, Inc.
52,000 3.500%,  4/15/2025
h
56,102
68,000 3.750%,  4/15/2027
h
74,335
89,000 3.875%,  4/15/2030
h
96,597
55,000 2.875%,  2/15/2031 53,158
United States Cellular Corporation
60,000 6.700%,  12/15/2033 72,671
Uniti Group, LP
35,000 6.500%,  2/15/2029
h
34,563
Univision Communications, Inc.
120,000 6.625%,  6/1/2027
h
128,151
VeriSign, Inc.
60,000 4.750%,  7/15/2027 63,675
Verizon Communications, Inc.
44,000 0.750%,  3/22/2024 44,048
81,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
82,823
138,000 0.850%,  11/20/2025 135,050
90,000 2.100%,  3/22/2028 90,377
67,000 3.150%,  3/22/2030 70,667
44,000 2.550%,  3/21/2031 43,960
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,718
ViaSat, Inc.
100,000 5.625%,  9/15/2025
h
101,646
VTR Finance NV
50,000 6.375%,  7/15/2028
h
54,000
Walt Disney Company
90,000 1.750%,  1/13/2026 92,054
45,000 3.800%,  3/22/2030 50,157
Ziggo BV
110,000 5.500%,  1/15/2027
h
114,538
Total 6,444,693
Consumer Cyclical (1.8%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
h
110,519
Allied Universal Holdco, LLC
70,000 6.625%,  7/15/2026
h
74,234
Allison Transmission, Inc
100,000 3.750%,  1/30/2031
h
96,875
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 42,880
American Axle & Manufacturing,
Inc.
110,000 6.500%,  4/1/2027
g
114,125
American Honda Finance
Corporation
35,000 1.200%,  7/8/2025 34,851
Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Cyclical (1.8%) - continued
Best Buy Company, Inc.
$ 45,000 1.950%,  10/1/2030 $ 42,386
Bloomin' Brands, Inc., Convertible
66,000 5.000%,  5/1/2025
h
159,307
BMW Finance NV
34,000 2.250%,  8/12/2022
h
34,801
Booking Holdings, Inc.,
Convertible
40,000 0.900%,  9/15/2021 46,880
Brookfield Residential Properties,
Inc.
150,000 6.250%,  9/15/2027
h
156,562
Burlington Stores, Inc., Convertible
298,000 2.250%,  4/15/2025
h
447,559
Caesars Entertainment, Inc.
25,000 8.125%,  7/1/2027
h
27,569
Carnival Corporation
70,000 11.500%,  4/1/2023
h
80,237
50,000 10.500%,  2/1/2026
h
58,812
20,000 7.625%,  3/1/2026
h
21,486
80,000 5.750%,  3/1/2027
h
82,100
Cedar Fair, LP
90,000 5.250%,  7/15/2029 92,510
Cinemark USA, Inc.
80,000 5.875%,  3/15/2026
h
81,915
Clarios Global, LP
35,000 8.500%,  5/15/2027
h
37,669
Colt Merger Sub, Inc.
150,000 6.250%,  7/1/2025
h
159,902
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 16,829
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
h
67,407
Dana, Inc.
75,000 5.625%,  6/15/2028 80,250
Darden Restaurants, Inc.
90,000 3.850%,  5/1/2027 97,974
Dick's Sporting Goods, Inc.,
Convertible
114,000 3.250%,  4/15/2025
h
261,202
Empire Communities Corporation
70,000 7.000%,  12/15/2025
h
73,762
Expedia Group, Inc., Convertible
158,000 Zero Coupon,  2/15/2026
h
172,457
Ford Motor Company
40,000 9.000%,  4/22/2025 48,445
20,000 9.625%,  4/22/2030 27,911
75,000 7.450%,  7/16/2031 94,562
Ford Motor Company, Convertible
315,000 Zero Coupon,  3/15/2026
h
318,150
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 251,772
190,000 4.134%,  8/4/2025 198,726
Gap, Inc.
40,000 8.625%,  5/15/2025
h
44,790
General Motors Company
46,000 5.400%,  10/2/2023 49,948
31,000 6.125%,  10/1/2025 36,453
67,000 6.800%,  10/1/2027 83,118
General Motors Financial
Company, Inc.
43,000 3.150%,  6/30/2022 44,210

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Cyclical (1.8%) - continued
$ 68,000 3.950%,  4/13/2024 $ 73,184
48,000 2.900%,  2/26/2025 50,327
35,000 2.750%,  6/20/2025 36,537
Hanesbrands, Inc.
100,000 4.875%,  5/15/2026
h
107,250
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
h
53,471
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
h
63,852
Hilton Domestic Operating
Company, Inc.
180,000 4.875%,  1/15/2030 190,944
Home Depot, Inc.
31,000 3.750%,  2/15/2024 33,653
45,000 2.950%,  6/15/2029 47,710
Hyundai Capital America
35,000 1.800%,  10/15/2025
h
34,964
67,000 3.000%,  2/10/2027
h
69,707
International Game Technology plc
85,000 5.250%,  1/15/2029
h
88,655
KB Home
80,000 4.800%,  11/15/2029 83,800
Kohl's Corporation
91,000 9.500%,  5/15/2025 117,993
45,000 3.375%,  5/1/2031 45,035
L Brands, Inc.
110,000 6.625%,  10/1/2030
h
125,598
20,000 6.875%,  11/1/2035 23,836
Landry's, Inc.
80,000 6.750%,  10/15/2024
h
80,894
Lennar Corporation
20,000 4.125%,  1/15/2022 20,310
48,000 4.875%,  12/15/2023 52,432
14,000 5.875%,  11/15/2024 15,890
34,000 4.750%,  5/30/2025 37,867
Levi Strauss & Company
100,000 3.500%,  3/1/2031
h
96,500
Live Nation Entertainment, Inc.
50,000 3.750%,  1/15/2028
h
49,312
Lowe's Companies, Inc.
31,000 4.000%,  4/15/2025 34,297
45,000 4.500%,  4/15/2030 51,907
Marriott International, Inc.
65,000 5.750%,  5/1/2025 74,587
69,000 3.750%,  10/1/2025 73,703
Mattamy Group Corporation
100,000 5.250%,  12/15/2027
h
104,625
McDonald's Corporation
134,000 3.800%,  4/1/2028 148,326
MGM Resorts International
60,000 6.000%,  3/15/2023 64,275
122,000 5.750%,  6/15/2025 132,980
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
h
56,495
O'Reilly Automotive, Inc.
67,000 3.900%,  6/1/2029 73,420
PetSmart, Inc.
60,000 4.750%,  2/15/2028
h
61,363
50,000 7.750%,  2/15/2029
h
54,123
Prime Security Services Borrower,
LLC
165,000 5.750%,  4/15/2026
h
178,538
Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Cyclical (1.8%) - continued
Procter & Gamble Company
$ 45,000 1.200%,  10/29/2030 $ 41,642
Ralph Lauren Corporation
34,000 1.700%,  6/15/2022 34,539
Real Hero Merger Sub 2, Inc.
50,000 6.250%,  2/1/2029
h
51,625
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
88,763
Rite Aid Corporation
35,000 7.500%,  7/1/2025
h
36,356
Ross Stores, Inc.
45,000 1.875%,  4/15/2031 42,214
Royal Caribbean Cruises, Ltd.
100,000 9.125%,  6/15/2023
h
110,193
40,000 11.500%,  6/1/2025
h
46,650
35,000 5.500%,  4/1/2028
h
35,175
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
h
113,927
80,000 7.250%,  11/15/2029
h
86,800
SeaWorld Parks and
Entertainment, Inc.
50,000 9.500%,  8/1/2025
h
54,341
Six Flags Entertainment
Corporation
45,000 5.500%,  4/15/2027
g,h
46,631
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
h
54,063
Staples, Inc.
130,000 7.500%,  4/15/2026
h
137,118
Target Corporation
45,000 2.350%,  2/15/2030 45,623
Tenneco, Inc.
50,000 5.000%,  7/15/2026
g
47,125
TJX Companies, Inc.
31,000 3.500%,  4/15/2025 33,794
Toll Brothers Finance Corporation
68,000 5.875%,  2/15/2022 69,700
Toyota Motor Credit Corporation
52,000 0.450%,  1/11/2024 51,858
69,000 0.800%,  10/16/2025 67,798
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
h
54,460
Under Armour, Inc., Convertible
40,000 1.500%,  6/1/2024
h
78,375
VF Corporation
35,000 2.050%,  4/23/2022 35,573
Vista Outdoor, Inc.
80,000 4.500%,  3/15/2029
h
79,156
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
h
67,381
17,000 3.350%,  5/13/2025
h
18,253
Wyndham Destinations, Inc.
60,000 6.625%,  7/31/2026
h
68,121
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
h
35,403
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
h
95,157
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
h
53,677
Total 8,560,996

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
$ 90,000 3.875%,  9/15/2025 $ 99,822
AbbVie, Inc.
44,000 2.900%,  11/6/2022 45,633
68,000 2.300%,  11/21/2022 69,972
35,000 2.800%,  3/15/2023 36,291
141,000 3.600%,  5/14/2025 153,609
90,000 3.200%,  11/21/2029 95,739
Agilent Technologies, Inc
45,000 2.300%,  3/12/2031 43,818
Albertson's Companies, Inc.
140,000 3.500%,  3/15/2029
h
133,230
50,000 4.875%,  2/15/2030
h
51,400
Altria Group, Inc.
55,000 4.400%,  2/14/2026 62,021
45,000 4.800%,  2/14/2029 51,705
Amgen, Inc.
67,000 2.450%,  2/21/2030 67,464
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 38,482
Anheuser-Busch InBev Worldwide,
Inc.
56,000 4.150%,  1/23/2025 62,233
90,000 4.750%,  1/23/2029 105,169
Anthem, Inc.
79,000 2.375%,  1/15/2025 82,565
45,000 2.550%,  3/15/2031 45,007
Aramark Services, Inc.
50,000 6.375%,  5/1/2025
h
53,000
AstraZeneca plc
90,000 0.700%,  4/8/2026 86,682
BAT Capital Corporation
56,000 3.222%,  8/15/2024 59,660
BAT International Finance plc
35,000 1.668%,  3/25/2026 34,642
Bausch Health Companies, Inc.
30,000 5.000%,  1/30/2028
h
30,375
110,000 5.000%,  2/15/2029
h
109,244
Becton, Dickinson and Company
67,000 2.823%,  5/20/2030 68,686
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 75,145
Bristol-Myers Squibb Company
90,000 3.200%,  6/15/2026 97,897
68,000 3.900%,  2/20/2028 76,493
Bunge, Ltd. Finance Corporation
41,000 1.630%,  8/17/2025 41,018
Callaway Golf Company,
Convertible
19,000 2.750%,  5/1/2026
h
32,514
Cargill, Inc.
35,000 1.375%,  7/23/2023
h
35,719
Centene Corporation
48,000 5.375%,  8/15/2026
h
50,635
40,000 4.250%,  12/15/2027 42,075
20,000 4.625%,  12/15/2029 21,646
160,000 3.000%,  10/15/2030 159,734
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 80,800
Cigna Corporation
75,000 4.125%,  11/15/2025 83,625
Coca-Cola Company
67,000 1.500%,  3/5/2028 65,877
Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Non-Cyclical (1.8%) - continued
Community Health Systems, Inc.
$ 35,000 5.625%,  3/15/2027
h
$ 36,663
50,000 6.000%,  1/15/2029
h
52,875
90,000 6.875%,  4/15/2029
h
94,218
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 40,800
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 94,268
CVS Health Corporation
44,000 2.750%,  12/1/2022 45,442
70,000 4.100%,  3/25/2025 77,544
90,000 4.300%,  3/25/2028 102,202
45,000 3.750%,  4/1/2030 49,089
DaVita, Inc.
110,000 4.625%,  6/1/2030
h
112,075
Diageo Capital plc
42,000 1.375%,  9/29/2025 42,390
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
h
52,800
Encompass Health Corporation
130,000 4.500%,  2/1/2028 133,136
Endo Finance, LLC
50,000 9.500%,  7/31/2027
h
54,313
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
h
85,298
Estee Lauder Companies, Inc.
45,000 1.950%,  3/15/2031 43,611
General Mills, Inc.
45,000 4.200%,  4/17/2028 50,824
Gilead Sciences, Inc.
67,000 2.950%,  3/1/2027 71,234
H. J. Heinz Company
30,000 5.200%,  7/15/2045 34,697
HCA, Inc.
310,000 5.375%,  2/1/2025 345,810
112,000 5.250%,  6/15/2026 128,728
HLF Financing SARL, LLC
70,000 7.250%,  8/15/2026
h
73,325
Illumina, Inc.
80,000 9.000%,  7/1/2028
h
90,024
Illumina, Inc., Convertible
24,000 0.500%,  6/15/2021 36,090
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
h
35,931
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024 60,145
JBS Investments II GmbH
10,000 5.750%,  1/15/2028
h
10,550
JBS USA, LLC
110,000 5.500%,  1/15/2030
h
121,742
Keurig Dr Pepper, Inc.
90,000 2.250%,  3/15/2031 88,485
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 135,048
Kraft Heinz Foods Company
120,000 4.625%,  1/30/2029 134,680
140,000 3.750%,  4/1/2030 148,589
50,000 4.250%,  3/1/2031 55,047
Kroger Company
45,000 4.500%,  1/15/2029 52,160
Mattel, Inc.
95,000 3.375%,  4/1/2026
h
98,082

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Non-Cyclical (1.8%) - continued
McKesson Corporation
$ 35,000 0.900%,  12/3/2025 $ 34,272
45,000 3.950%,  2/16/2028 50,307
Medtronic, Inc.
10,000 3.500%,  3/15/2025 10,968
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
h
92,606
MPH Acquisition Holdings, LLC
60,000 5.750%,  11/1/2028
g,h
58,500
Mylan, Inc.
34,000 4.200%,  11/29/2023 36,680
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,888
117,000 3.000%,  11/20/2025 126,304
Ortho-Clinical Diagnostics, Inc.
50,000 7.250%,  2/1/2028
h
54,783
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
h
116,672
PepsiCo, Inc.
67,000 1.625%,  5/1/2030 64,050
Philip Morris International, Inc.
97,000 1.500%,  5/1/2025 98,319
Pilgrim's Pride Corporation
50,000 5.875%,  9/30/2027
h
53,585
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,h,j
90,405
Royalty Pharma plc
105,000 1.200%,  9/2/2025
h
102,828
Scotts Miracle-Gro Company
110,000 4.500%,  10/15/2029 113,405
SEG Holding, LLC
100,000 5.625%,  10/15/2028
h
104,750
Simmons Foods, Inc.
50,000 4.625%,  3/1/2029
h
50,439
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
52,750
40,000 5.500%,  7/15/2030
h
42,800
Stryker Corporation
45,000 3.650%,  3/7/2028 49,711
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
h
77,800
Sysco Corporation
65,000 5.650%,  4/1/2025 75,582
45,000 5.950%,  4/1/2030 56,231
Teleflex, Inc.
120,000 4.625%,  11/15/2027 127,050
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 61,241
170,000 5.125%,  11/1/2027
h
177,769
35,000 6.125%,  10/1/2028
h
36,531
Teva Pharmaceutical Finance
Netherlands III BV
17,000 2.200%,  7/21/2021 16,979
125,000 2.800%,  7/21/2023 124,444
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 34,424
United Natural Foods, Inc.
70,000 6.750%,  10/15/2028
h
74,813
UnitedHealth Group, Inc.
112,000 3.850%,  6/15/2028 125,733
Upjohn, Inc.
35,000 1.650%,  6/22/2025
h
35,124
Principal
Amount Long-Term Fixed Income (30.0%) Value
Consumer Non-Cyclical (1.8%) - continued
VRX Escrow Corporation
$ 250,000 6.125%,  4/15/2025
h
$ 256,300
Winnebago Industries, Inc.,
Convertible
139,000 1.500%,  4/1/2025 192,515
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,191
68,000 3.900%,  8/20/2028 75,614
Total 8,474,905
Energy (1.5%)
Antero Midstream Partners, LP
40,000 5.750%,  3/1/2027
h
40,009
Antero Resources Corporation
75,000 5.000%,  3/1/2025 75,058
Apache Corporation
70,000 4.375%,  10/15/2028 69,790
60,000 5.100%,  9/1/2040 58,650
Archrock Partners, LP
70,000 6.250%,  4/1/2028
h
71,106
BP Capital Markets America, Inc.
58,000 2.520%,  9/19/2022 59,642
33,000 2.937%,  4/6/2023 34,662
107,000 4.234%,  11/6/2028 121,391
BP Capital Markets plc
84,000 4.875%,  3/22/2030
b,j
89,985
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
h
81,623
Canadian Natural Resources, Ltd.
113,000 2.050%,  7/15/2025 114,265
Cenovus Energy, Inc.
124,000 5.375%,  7/15/2025 139,353
Centennial Resource Production,
LLC
70,000 6.875%,  4/1/2027
h
62,300
Cheniere Corpus Christi Holdings,
LLC
92,000 5.875%,  3/31/2025 104,840
Cheniere Energy Partners, LP
165,000 5.625%,  10/1/2026 172,540
Cheniere Energy, Inc., Convertible
34,000 4.250%,  3/15/2045 27,777
Chevron Corporation
17,000 1.141%,  5/11/2023 17,295
34,000 1.554%,  5/11/2025 34,694
Chevron USA, Inc.
55,000 3.900%,  11/15/2024 60,559
Cimarex Energy Company
90,000 4.375%,  6/1/2024 97,881
CNX Resources Corporation
45,000 6.000%,  1/15/2029
h
46,763
Comstock Resources, Inc.
50,000 9.750%,  8/15/2026 54,250
Continental Resources, Inc.
11,000 4.500%,  4/15/2023 11,393
40,000 4.375%,  1/15/2028 42,060
50,000 5.750%,  1/15/2031
h
56,493
Devon Energy Corporation
35,000 5.850%,  12/15/2025 40,811
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 35,854
22,000 3.125%,  3/24/2031 21,964

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Energy (1.5%) - continued
Enagas SA
$ 105,000 5.500%,  1/15/2028
h
$ 102,548
Enbridge, Inc.
45,000 3.700%,  7/15/2027 48,939
267,000 6.250%,  3/1/2078
b
279,523
Encana Corporation
40,000 6.625%,  8/15/2037 48,102
Endeavor Energy Resources, LP
60,000 5.750%,  1/30/2028
h
63,379
Energean Israel Finance, Ltd.
70,000 4.500%,  3/30/2024
h
70,356
Energy Transfer Operating, LP
41,000 4.200%,  9/15/2023 43,906
98,000 5.875%,  1/15/2024 109,091
80,000 6.625%,  2/15/2028
b,j
70,800
67,000 3.750%,  5/15/2030 69,075
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 67,622
45,000 5.600%,  4/1/2044 37,350
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 50,702
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 67,475
EQM Midstream Partners, LP
80,000 6.500%,  7/1/2027
h
86,980
40,000 6.500%,  7/15/2048 39,900
EQT Corporation
95,000 3.900%,  10/1/2027 96,900
EQT Corporation, Convertible
117,000 1.750%,  5/1/2026
h
171,850
Equinor ASA
31,000 2.875%,  4/6/2025 33,101
Exxon Mobil Corporation
90,000 2.992%,  3/19/2025 96,443
Genesis Energy, LP
40,000 6.500%,  10/1/2025 39,210
Harvest Midstream, LP
80,000 7.500%,  9/1/2028
h
85,976
Hess Corporation
28,000 3.500%,  7/15/2024 29,541
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
h
61,800
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
h
70,612
Kinder Morgan Energy Partners,
LP
68,000 3.450%,  2/15/2023 71,193
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 49,537
Marathon Petroleum Corporation
35,000 4.750%,  12/15/2023 38,441
34,000 4.700%,  5/1/2025 38,213
MPLX, LP
113,000 1.750%,  3/1/2026 113,173
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 49,000
Nabors Industries, Ltd.
60,000 7.250%,  1/15/2026
h
49,800
National Fuel Gas Company
90,000 5.500%,  1/15/2026 102,856
Newfield Exploration Company
97,000 5.625%,  7/1/2024 106,635
Principal
Amount Long-Term Fixed Income (30.0%) Value
Energy (1.5%) - continued
NGL Energy Operating, LLC
$ 50,000 7.500%,  2/1/2026
h
$ 51,375
NGL Energy Partners, LP
50,000 7.500%,  11/1/2023 48,250
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 96,347
Occidental Petroleum Corporation
60,000 3.450%,  7/15/2024 60,000
140,000 2.900%,  8/15/2024 138,466
50,000 3.400%,  4/15/2026 48,550
25,000 8.500%,  7/15/2027 29,625
80,000 3.500%,  8/15/2029 75,064
50,000 6.450%,  9/15/2036 55,188
120,000 4.400%,  4/15/2046 102,773
ONEOK, Inc.
68,000 2.200%,  9/15/2025 69,236
Ovintiv, Inc.
30,000 7.375%,  11/1/2031 38,160
PBF Holding Company, LLC
70,000 9.250%,  5/15/2025
h
71,466
PDC Energy, Inc., Convertible
9,000 1.125%,  9/15/2021 8,921
Pioneer Natural Resources
Company
68,000 1.900%,  8/15/2030 63,108
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025
h
147,204
Plains All American Pipeline, LP
111,000 4.650%,  10/15/2025 121,625
Range Resources Corporation
40,000 9.250%,  2/1/2026 43,461
40,000 8.250%,  1/15/2029
h
42,800
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 73,504
Schlumberger Finance Canada,
Ltd.
35,000 1.400%,  9/17/2025 35,030
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
h
32,220
Shell International Finance BV
31,000 2.375%,  4/6/2025 32,676
Southwestern Energy Company
75,000 7.500%,  4/1/2026 79,351
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 36,310
Sunoco, LP
90,000 5.875%,  3/15/2028 94,197
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 41,483
20,000 5.000%,  1/15/2028 20,825
Teine Energy, Ltd.
70,000 6.875%,  4/15/2029
e,h
70,847
Transocean Guardian, Ltd.
50,751 5.875%,  1/15/2024
h
44,407
Transocean Proteus, Ltd.
30,000 6.250%,  12/1/2024
h
28,500
USA Compression Partners, LP
40,000 6.875%,  4/1/2026 41,025
Vine Energy Holdings, LLC
45,000 6.750%,  4/15/2029
e,h
45,000

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Energy (1.5%) - continued
W&T Offshore, Inc.
$ 75,000 9.750%,  11/1/2023
h
$ 66,352
Weatherford International, Ltd.
80,000 8.750%,  9/1/2024
h
83,688
60,000 11.000%,  12/1/2024
h
57,600
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 45,101
Western Midstream Operating, LP
50,000 4.350%,  2/1/2025 51,750
70,000 3.950%,  6/1/2025 71,891
30,000 5.500%,  8/15/2048 29,524
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 43,984
Williams Partners, LP
50,000 4.500%,  11/15/2023 54,449
WPX Energy, Inc.
35,000 5.250%,  9/15/2024 38,806
Total 6,933,176
Financials (4.2%)
ACE INA Holdings, Inc.
65,000 2.875%,  11/3/2022 67,230
AerCap Ireland Capital DAC
59,000 3.150%,  2/15/2024 61,475
63,000 6.500%,  7/15/2025 73,444
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,j
63,200
Aircastle, Ltd.
80,000 5.000%,  4/1/2023 85,268
Ally Financial, Inc.
75,000 5.750%,  11/20/2025 85,206
45,000 8.000%,  11/1/2031 62,670
American Express Company
34,000 3.700%,  8/3/2023 36,391
35,000 3.400%,  2/22/2024 37,666
American International Group, Inc.
90,000 4.200%,  4/1/2028 101,073
Ares Capital Corporation
18,000 4.250%,  3/1/2025 19,311
113,000 3.875%,  1/15/2026 119,090
Ares Capital Corporation,
Convertible
58,000 4.625%,  3/1/2024 63,040
Athene Global Funding
60,000 4.000%,  1/25/2022
h
61,744
Australia and New Zealand
Banking Group, Ltd.
102,000 2.950%,  7/22/2030
b,h
105,418
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
h
51,434
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
h
19,442
49,000 4.250%,  4/15/2026
h
51,323
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 4/19/2021
b,j
90,390
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
h
19,088
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
57,202
115,000 3.550%,  3/5/2024
b
121,334
143,000 3.864%,  7/23/2024
b
153,163
70,000 4.200%,  8/26/2024 77,207
Principal
Amount Long-Term Fixed Income (30.0%) Value
Financials (4.2%) - continued
$ 83,000 6.100%,  9/5/2024
b,j
$ 92,130
288,000 6.250%,  3/5/2025
b,j
318,758
35,000 3.458%,  3/15/2025
b
37,582
85,000 1.319%,  6/19/2026
b
84,741
141,000 1.197%,  10/24/2026
b
139,172
62,000 5.875%,  3/15/2028
b,j
67,622
134,000 3.593%,  7/21/2028
b
145,430
179,000 3.974%,  2/7/2030
b
198,670
Bank of Montreal
105,000 3.300%,  2/5/2024 112,626
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,j
45,505
63,000 3.400%,  1/29/2028 68,898
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,j
133,954
45,000 1.050%,  3/2/2026 44,284
Barclays plc
65,000 4.610%,  2/15/2023
b
67,157
81,000 4.338%,  5/16/2024
b
86,733
85,000 8.000%,  6/15/2024
b,j
94,350
34,000 4.375%,  9/11/2024 37,161
41,000 2.852%,  5/7/2026
b
42,920
68,000 4.972%,  5/16/2029
b
78,189
BB&T Corporation
34,000 2.500%,  8/1/2024 35,797
BNP Paribas SA
38,000 2.819%,  11/19/2025
b,h
40,001
Boston Properties, LP
45,000 2.550%,  4/1/2032 43,140
BPCE SA
35,000 3.000%,  5/22/2022
h
36,006
32,000 2.375%,  1/14/2025
h
33,060
Brixmor Operating Partnership, LP
45,000 2.250%,  4/1/2028 44,155
Burford Capital Global Finance,
LLC
40,000 6.250%,  4/15/2028
e,h
41,000
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 33,185
CANPACK SA
90,000 3.125%,  11/1/2025
h
91,350
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 54,620
48,000 2.280%,  1/28/2026
b
49,269
Cascades USA, Inc.
60,000 5.125%,  1/15/2026
h
63,675
Central Fidelity Capital Trust I
135,000
1.241%,  (LIBOR 3M +
1.000%), 4/15/2027
b
128,997
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,j
141,398
128,000 4.000%,  6/1/2026
b,j
129,894
66,000 2.000%,  3/20/2028 66,293
Chobani, LLC
100,000 4.625%,  11/15/2028
h
102,000
CIT Group, Inc.
90,000 5.250%,  3/7/2025 101,362
Citigroup, Inc.
43,000 2.750%,  4/25/2022 44,021
83,000 3.142%,  1/24/2023
b
84,723
168,000 5.950%,  1/30/2023
b,j
176,254

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Financials (4.2%) - continued
$ 102,000 5.000%,  9/12/2024
b,j
$ 105,091
105,000 3.352%,  4/24/2025
b
112,372
32,000 5.950%,  5/15/2025
b,j
34,480
85,000 5.500%,  9/13/2025 98,521
84,000 4.000%,  12/10/2025
b,j
84,819
200,000 3.875%,  2/18/2026
b,j
199,066
159,000 1.122%,  1/28/2027
b
155,529
180,000 4.075%,  4/23/2029
b
200,250
CNA Financial Corporation
40,000 3.950%,  5/15/2024 43,453
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
46,252
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
h
52,435
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 90,550
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,h
34,707
Corporate Office Properties, LP
35,000 2.250%,  3/15/2026 35,566
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
h
71,400
Credit Agricole SA
45,000 3.250%,  1/14/2030
h
46,261
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
h
53,888
22,000 7.500%,  12/11/2023
b,h,j
23,811
34,000 2.593%,  9/11/2025
b,h
35,257
46,000 3.869%,  1/12/2029
b,h
49,324
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 137,483
Dai-ichi Life Insurance Company,
Ltd.
238,000 5.100%,  10/28/2024
b,g,h,j
263,287
Danske Bank AS
61,000 5.000%,  1/12/2023
b,h
62,939
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
152,382
Digital Realty Trust, LP
67,000 3.700%,  8/15/2027 73,861
Discover Bank
90,000 4.682%,  8/9/2028
b
95,994
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
h
102,576
Duke Realty, LP
67,000 4.000%,  9/15/2028 74,318
ESH Hospitality, Inc.
70,000 5.250%,  5/1/2025
h
71,400
30,000 4.625%,  10/1/2027
h
31,729
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 60,861
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,j
89,208
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 50,638
First Horizon National Corporation
41,000 3.550%,  5/26/2023 43,340
FNB Corporation
64,000 2.200%,  2/24/2023 65,249
Principal
Amount Long-Term Fixed Income (30.0%) Value
Financials (4.2%) - continued
Fortress Transportation
$ 50,000 6.500%,  10/1/2025
h
$ 52,250
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 212,868
GE Capital Funding, LLC
22,000 4.050%,  5/15/2027
h
24,514
45,000 4.400%,  5/15/2030
h
50,947
Global Net Lease, Inc.
75,000 3.750%,  12/15/2027
h
73,104
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
67,012
70,000 3.625%,  2/20/2024 75,330
206,000 5.500%,  8/10/2024
b,j
222,480
31,000 3.500%,  4/1/2025 33,586
49,000 3.272%,  9/29/2025
b
52,580
52,000 4.250%,  10/21/2025 58,042
51,000 0.855%,  2/12/2026
b
50,128
90,000 3.814%,  4/23/2029
b
98,606
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
136,000 4.125%,  9/1/2022 280,337
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 46,680
66,000
2.319%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
63,358
Healthpeak Properties, Inc.
46,000 4.000%,  6/1/2025 50,846
HSBC Holdings plc
88,000 6.875%,  6/1/2021
b,j
88,766
65,000 3.803%,  3/11/2025
b
70,190
20,000 6.375%,  3/30/2025
b,j
22,040
39,000 2.633%,  11/7/2025
b
40,759
41,000 1.645%,  4/18/2026
b
41,025
41,000 1.589%,  5/24/2027
b
40,349
91,000 6.500%,  3/23/2028
b,j
102,034
126,000 4.583%,  6/19/2029
b
141,598
112,000 4.600%,  12/17/2030
b,j
110,740
Huntington Bancshares, Inc.
126,000 4.450%,  10/15/2027
b,j
131,191
Icahn Enterprises, LP
90,000 6.375%,  12/15/2025 92,925
60,000 6.250%,  5/15/2026 62,850
Intercontinental Exchange, Inc.
34,000 0.700%,  6/15/2023 34,091
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
h
81,850
iStar, Inc.
70,000 4.250%,  8/1/2025 70,483
iStar, Inc., Convertible
76,000 3.125%,  9/15/2022 100,130
J.P. Morgan Chase & Company
99,000 2.776%,  4/25/2023
b
101,382
84,000 6.000%,  8/1/2023
b,j
88,052
84,000 6.750%,  2/1/2024
b,j
91,980
24,000 1.514%,  6/1/2024
b
24,498
46,000 5.000%,  8/1/2024
b,j
47,552
70,000 3.875%,  9/10/2024 76,741
145,000 4.023%,  12/5/2024
b
157,314
258,000 4.600%,  2/1/2025
b,j
260,903
31,000 2.083%,  4/22/2026
b
31,839
190,000 1.045%,  11/19/2026
b
185,574
134,000 4.005%,  4/23/2029
b
149,434

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Financials (4.2%) - continued
$ 179,000 4.493%,  3/24/2031
b
$ 206,239
KeyBank NA
67,000 3.900%,  4/13/2029 73,213
Kilroy Realty, LP
39,000 4.375%,  10/1/2025 42,876
Lincoln National Corporation
45,000 3.800%,  3/1/2028 49,731
50,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
42,869
Lloyds Banking Group plc
51,000 2.858%,  3/17/2023
b
52,073
65,000 3.900%,  3/12/2024 70,557
90,000 1.627%,  5/11/2027
b
89,346
156,000 6.657%,  5/21/2037
b,h,j
201,240
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
h
60,450
Mastercard, Inc.
45,000 1.900%,  3/15/2031 44,232
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
86,730
164,000 5.875%,  3/15/2028
b,g,j
181,630
MGIC Investment Corporation,
Convertible
100,000 9.000%,  4/1/2063
h
134,250
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
h
94,923
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 100,642
Mitsubishi UFJ Financial Group,
Inc.
53,000 2.623%,  7/18/2022 54,463
83,000 3.455%,  3/2/2023 87,517
35,000 3.407%,  3/7/2024 37,581
41,000 1.412%,  7/17/2025 40,972
67,000 3.741%,  3/7/2029 72,754
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
54,443
67,000 3.153%,  7/16/2030
b
70,047
Morgan Stanley
10,000 4.875%,  11/1/2022 10,662
84,000 3.125%,  1/23/2023 87,952
66,000 4.100%,  5/22/2023 70,576
34,000 0.560%,  11/10/2023
b
34,011
34,000 2.720%,  7/22/2025
b
35,867
24,000 5.000%,  11/24/2025 27,583
69,000 2.188%,  4/28/2026
b
71,293
103,000 0.985%,  12/10/2026
b
100,538
134,000 3.622%,  4/1/2031
b
145,490
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 51,625
30,000 4.625%,  8/1/2029 31,561
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 44,126
Natwest Group plc
35,000 6.125%,  12/15/2022 37,958
35,000 6.100%,  6/10/2023 38,733
45,000 4.892%,  5/18/2029
b
51,266
NFP Corporation
30,000 6.875%,  8/15/2028
h
31,125
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,h
185,640
129,000 3.400%,  1/23/2050
b,h
131,258
Principal
Amount Long-Term Fixed Income (30.0%) Value
Financials (4.2%) - continued
Omega Healthcare Investors, Inc.
$ 34,000 5.250%,  1/15/2026 $ 38,435
46,000 4.750%,  1/15/2028 50,524
Owl Rock Technology Finance
Corporation
67,000 3.750%,  6/17/2026
h
68,518
Park Aerospace Holdings, Ltd.
17,000 4.500%,  3/15/2023
h
17,754
PayPal Holdings, Inc.
68,000 1.650%,  6/1/2025 69,251
45,000 2.850%,  10/1/2029 46,883
Pebblebrook Hotel Trust,
Convertible
172,000 1.750%,  12/15/2026 201,240
PennyMac Financial Services, Inc.
60,000 4.250%,  2/15/2029
h
57,375
Pine Street Trust I
45,000 4.572%,  2/15/2029
h
50,564
Playtika Holding Corporation
20,000 4.250%,  3/15/2029
h
19,704
PNC Bank NA
45,000 2.700%,  10/22/2029 45,994
Preferred Term Securities XXIII,
Ltd.
40,137
0.384%,  (LIBOR 3M +
0.200%), 12/22/2036
b,h
33,699
Provident Financing Trust I
42,000 7.405%,  3/15/2038 48,397
Prudential Financial, Inc.
75,000 5.625%,  6/15/2043
b
80,373
201,000 5.200%,  3/15/2044
b
214,032
42,000 3.700%,  10/1/2050
b
42,470
Quicken Loans, LLC
60,000 3.625%,  3/1/2029
h
57,750
Regions Financial Corporation
41,000 3.800%,  8/14/2023 43,977
84,000 5.750%,  6/15/2025
b,j
92,505
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 70,105
Royal Bank of Scotland Group plc
84,000 8.625%,  8/15/2021
b,j
85,995
65,000 4.269%,  3/22/2025
b
70,907
25,000 3.754%,  11/1/2029
b
26,571
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 96,449
Santander UK Group Holdings plc
67,000 3.823%,  11/3/2028
b
73,152
Service Properties Trust
60,000 4.500%,  6/15/2023 60,952
20,000 4.750%,  10/1/2026 19,500
50,000 5.500%,  12/15/2027 52,887
Simon Property Group, LP
68,000 2.000%,  9/13/2024 70,378
45,000 2.650%,  7/15/2030 45,107
Societe Generale SA
39,000 2.625%,  10/16/2024
h
40,692
84,000 8.000%,  9/29/2025
b,h,j
98,515
41,000 1.488%,  12/14/2026
b,h
40,287
Springleaf Finance Corporation
90,000 6.875%,  3/15/2025 102,368
100,000 7.125%,  3/15/2026 115,335

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Financials (4.2%) - continued
Standard Chartered plc
$ 52,000 1.319%,  10/14/2023
b,h
$ 52,330
41,000 0.991%,  1/12/2025
b,h
40,768
Starwood Property Trust, Inc.,
Convertible
60,000 4.375%,  4/1/2023 62,514
State Street Corporation
31,000 2.354%,  11/1/2025
b
32,606
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 44,271
42,000 2.778%,  10/18/2022 43,441
39,000 2.448%,  9/27/2024 40,859
67,000 3.544%,  1/17/2028 72,489
67,000 2.142%,  9/23/2030 62,809
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
h
34,430
Summit Hotel Properties, Inc.,
Convertible
79,000 1.500%,  2/15/2026 87,048
Synchrony Financial
38,000 4.250%,  8/15/2024 41,337
90,000 3.700%,  8/4/2026 96,844
Truist Bank
42,000 2.250%,  3/11/2030 40,982
Truist Financial Corporation
189,000 4.950%,  9/1/2025
b,j
204,829
UBS Group AG
42,000 1.364%,  1/30/2027
b,h
41,389
USB Realty Corporation
184,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
142,600
Ventas Realty, LP
35,000 3.750%,  5/1/2024 37,764
VEREIT Operating Partnership, LP
67,000 3.950%,  8/15/2027 73,521
VICI Properties, LP
50,000 4.250%,  12/1/2026
h
51,154
30,000 3.750%,  2/15/2027
h
30,000
50,000 4.625%,  12/1/2029
h
51,868
Wachovia Capital Trust II
50,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
47,925
Wells Fargo & Company
70,000 4.125%,  8/15/2023 75,728
38,000 3.750%,  1/24/2024 41,092
40,000 1.654%,  6/2/2024
b
40,862
68,000 2.406%,  10/30/2025
b
71,028
116,000 3.900%,  3/15/2026
b,j
117,148
119,000 2.188%,  4/30/2026
b
122,818
90,000 4.478%,  4/4/2031
b
103,641
Welltower, Inc.
45,000 2.800%,  6/1/2031 44,727
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
71,543
Willis North America, Inc.
90,000 4.500%,  9/15/2028 102,349
Total 19,735,547
Principal
Amount Long-Term Fixed Income (30.0%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 42,000 2.150%,  5/13/2025
h
$ 42,643
Total 42,643
Mortgage-Backed Securities (8.4%)
Federal Home Loan Mortgage
Corporation
673,916
3.500%,  8/15/2035, Ser.
345, Class C8
k
77,470
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
575,431 3.000%,  3/25/2050 600,564
64,292 3.500%,  7/1/2047 68,252
Federal National Mortgage
Association
174,981 4.500%,  5/1/2048 190,993
256,265 3.500%,  10/1/2048 270,675
45,981 3.500%,  6/1/2049 48,669
295,085 3.500%,  8/1/2049 312,279
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,850,000 1.500%,  4/1/2036
e
3,867,381
7,650,000 2.000%,  4/1/2036
e
7,850,985
4,950,000 2.500%,  4/1/2036
e
5,150,127
3,260,000 2.000%,  5/1/2036
e
3,341,540
1,000,000 2.500%,  5/1/2036
e
1,039,961
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,050,000 2.000%,  4/1/2051
e
2,046,156
2,325,000 2.500%,  4/1/2051
e
2,385,850
3,725,000 2.000%,  5/1/2051
e
3,711,177
7,750,000 2.500%,  5/1/2051
e
7,936,182
473,876 4.000%,  7/1/2048 508,621
Total 39,406,882
Technology (1.3%)
Akamai Technologies, Inc.,
Convertible
274,000 0.375%,  9/1/2027 297,119
Apple, Inc.
122,000 3.450%,  5/6/2024 132,563
34,000 0.700%,  2/8/2026 33,347
134,000 2.200%,  9/11/2029 135,778
Baidu, Inc.
39,000 3.075%,  4/7/2025 41,046
Banff Merger Sub, Inc.
35,000 9.750%,  9/1/2026
h
37,275
Broadcom Corporation
90,000 3.125%,  1/15/2025 95,761
67,000 3.875%,  1/15/2027 72,756
Broadcom, Inc.
90,000 5.000%,  4/15/2030 102,574
CommScope Technologies
Finance, LLC
120,000 6.000%,  6/15/2025
h
122,406
CommScope, Inc.
50,000 7.125%,  7/1/2028
h
53,104
Dell International, LLC
67,000 5.850%,  7/15/2025
h
78,108
67,000 5.300%,  10/1/2029
h
78,374

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Technology (1.3%) - continued
Diamond 1 Finance Corporation
$ 97,000 5.450%,  6/15/2023
h
$ 106,007
Diamond Sports Group, LLC
130,000 6.625%,  8/15/2027
h
67,600
Fiserv, Inc.
72,000 2.750%,  7/1/2024 76,084
89,000 4.200%,  10/1/2028 100,288
Gartner, Inc.
20,000 4.500%,  7/1/2028
h
20,625
75,000 3.750%,  10/1/2030
h
74,380
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,862
45,000 3.200%,  8/15/2029 47,395
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 33,991
28,000 4.450%,  10/2/2023 30,424
Intuit, Inc.
35,000 0.950%,  7/15/2025 34,728
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
h
122,700
J2 Global, Inc., Convertible
199,000 1.750%,  11/1/2026
h
233,203
91,000 3.250%,  6/15/2029 160,899
Lumentum Holdings, Inc.,
Convertible
134,000 0.250%,  3/15/2024 214,662
Marvell Technology Group, Ltd.
41,000 4.200%,  6/22/2023 43,869
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 166,075
Micron Technology, Inc.
45,000 4.975%,  2/6/2026 51,493
NCR Corporation
140,000 6.125%,  9/1/2029
h
148,225
NortonLifeLock, Inc., Convertible
27,000 2.000%,  8/15/2022
h
31,441
Nuance Communications, Inc.,
Convertible
232,000 1.250%,  4/1/2025 527,081
NVIDIA Corporation
22,000 2.850%,  4/1/2030 23,104
NXP Funding, LLC
48,000 4.875%,  3/1/2024
h
53,350
17,000 2.700%,  5/1/2025
h
17,829
45,000 4.300%,  6/18/2029
h
50,329
ON Semiconductor Corporation,
Convertible
269,000 1.625%,  10/15/2023 557,671
Open Text Corporation
65,000 4.125%,  2/15/2030
h
65,890
Oracle Corporation
30,000 2.500%,  5/15/2022 30,586
112,000 2.500%,  4/1/2025 117,680
45,000 2.950%,  4/1/2030 46,402
Panasonic Corporation
53,000 2.536%,  7/19/2022
h
54,241
PTC, Inc.
40,000 3.625%,  2/15/2025
h
41,050
Qorvo, Inc.
70,000 3.375%,  4/1/2031
h
68,592
Principal
Amount Long-Term Fixed Income (30.0%) Value
Technology (1.3%) - continued
Rackspace Technology Global,
Inc.
$ 60,000 5.375%,  12/1/2028
g,h
$ 61,009
Seagate HDD Cayman
34,000 4.250%,  3/1/2022
g
34,935
90,000 3.375%,  7/15/2031
h
86,531
Sensata Technologies, Inc.
120,000 3.750%,  2/15/2031
h
118,313
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,750
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
h
159,758
Switch, Ltd.
70,000 3.750%,  9/15/2028
h
68,930
Tencent Holdings, Ltd.
41,000 1.810%,  1/26/2026
h
41,127
Teradyne, Inc., Convertible
63,000 1.250%,  12/15/2023 242,314
Texas Instruments, Inc.
76,000 1.375%,  3/12/2025 77,326
Verint Systems, Inc., Convertible
159,000 1.500%,  6/1/2021 179,081
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 141,375
Total 5,947,416
Transportation (0.5%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
34,976
Air Canada Pass Through Trust
14,643 3.875%,  3/15/2023
h
14,620
Air Lease Corporation
32,000 2.300%,  2/1/2025 32,685
24,000 3.375%,  7/1/2025 25,351
45,000 3.125%,  12/1/2030 44,867
Air Transport Services Group, Inc.,
Convertible
66,000 1.125%,  10/15/2024 73,755
American Airlines, Inc.
70,000 11.750%,  7/15/2025
h
86,589
105,000 5.500%,  4/20/2026
h
109,272
15,000 5.750%,  4/20/2029
h
15,955
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
h
62,065
Boeing Company
35,000 1.950%,  2/1/2024 35,860
CSX Corporation
45,000 4.250%,  3/15/2029 51,108
Delta Air Lines, Inc.
70,000 7.000%,  5/1/2025
h
80,637
95,882 4.500%,  10/20/2025
h
102,344
Hawaiian Brand Intellectual
Property, Ltd.
80,000 5.750%,  1/20/2026
h
85,008
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 67,084
Meritor, Inc., Convertible
268,000 3.250%,  10/15/2037 314,062
Mileage Plus Holdings, LLC
70,000 6.500%,  6/20/2027
h
76,738

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.0%) Value
Transportation (0.5%) - continued
Penske Truck Leasing Company,
LP
$ 35,000 3.375%,  2/1/2022
h
$ 35,646
35,000 1.200%,  11/15/2025
h
34,380
Southwest Airlines Company
17,000 4.750%,  5/4/2023 18,355
42,000 5.125%,  6/15/2027 48,286
Southwest Airlines Company,
Convertible
241,000 1.250%,  5/1/2025 413,767
Union Pacific Corporation
62,000 3.750%,  7/15/2025 68,103
45,000 2.150%,  2/5/2027 46,220
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 65,894
XPO Logistics, Inc.
110,000 6.750%,  8/15/2024
h
115,363
Total 2,158,990
U.S. Government & Agencies (2.7%)
U.S. Treasury Bonds
715,000 1.125%,  2/15/2031 675,563
U.S. Treasury Notes
1,510,000 0.375%,  3/31/2022 1,514,483
2,190,000 0.125%,  2/28/2023 2,188,631
2,830,000 0.125%,  2/15/2024 2,814,745
1,550,000 0.500%,  3/31/2025 1,540,131
1,590,000 0.500%,  2/28/2026 1,558,945
870,000 0.500%,  4/30/2027 833,229
1,550,000 1.125%,  2/29/2028 1,522,875
Total 12,648,602
Utilities (0.6%)
Ameren Corporation
45,000 1.750%,  3/15/2028 43,496
Berkshire Hathaway Energy
Company
64,000 4.050%,  4/15/2025 70,617
Calpine Corporation
115,000 4.500%,  2/15/2028
h
115,966
CenterPoint Energy Houston
Electric, LLC
45,000 2.350%,  4/1/2031 45,013
CenterPoint Energy, Inc.
43,000 2.500%,  9/1/2022 44,158
34,000 2.500%,  9/1/2024 35,649
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 37,274
135,000 4.650%,  12/15/2024
b,j
142,128
45,000 3.375%,  4/1/2030 47,912
DTE Energy Company
45,000 3.800%,  3/15/2027 49,561
Duke Energy Corporation
22,000 4.875%,  9/16/2024
b,j
23,243
90,000 3.150%,  8/15/2027 95,873
Edison International
54,000 4.950%,  4/15/2025 60,276
Entergy Corporation
34,000 0.900%,  9/15/2025 33,201
45,000 1.900%,  6/15/2028 43,950
Evergy, Inc.
34,000 2.450%,  9/15/2024 35,598
Principal
Amount Long-Term Fixed Income (30.0%) Value
Utilities (0.6%) - continued
Exelon Corporation
$ 45,000 4.050%,  4/15/2030 $ 50,143
FirstEnergy Corporation
66,000 2.850%,  7/15/2022 66,990
Florida Power & Light Company
31,000 2.850%,  4/1/2025 33,087
Georgia Power Company
32,000 2.100%,  7/30/2023 33,030
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
h
104,875
NextEra Energy Partners, LP,
Convertible
136,000 Zero Coupon,  11/15/2025
h
145,775
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,j
44,397
45,000 2.950%,  9/1/2029 46,319
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
h
33,994
105,000 3.375%,  2/15/2029
h
102,506
Pacific Gas and Electric Company
67,000 3.750%,  2/15/2024 71,252
67,000 2.100%,  8/1/2027 65,598
PG&E Corporation
50,000 5.000%,  7/1/2028 52,824
40,000 5.250%,  7/1/2030 42,400
PPL Capital Funding, Inc.
47,000 3.950%,  3/15/2024 50,748
45,000 4.125%,  4/15/2030 50,577
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 41,443
Sempra Energy
84,000 4.875%,  10/15/2025
b,j
89,880
67,000 3.400%,  2/1/2028 71,853
Southern Company
119,000 4.000%,  1/15/2051
b
125,575
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 93,600
Talen Energy Supply, LLC
65,000 7.625%,  6/1/2028
h
65,813
TerraForm Power Operating, LLC
90,000 5.000%,  1/31/2028
h
97,115
TransCanada Trust
175,000 5.875%,  8/15/2076
b
190,750
Vistra Operations Company, LLC
90,000 5.000%,  7/31/2027
h
92,702
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 49,971
Total 2,837,132
Total Long-Term Fixed Income
(cost $137,164,871) 140,119,606
Shares
Registered Investment
Companies ( 15.8% ) Value
Unaffiliated  (1.3%)
13,445 Aberdeen Asia-Pacific Income
Fund, Inc. 54,990
7,675 AllianceBernstein Global High
Income Fund, Inc. 90,949
7,392 BlackRock Core Bond Trust 116,054

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (15.8%) Value
Unaffiliated  (1.3%)- continued
6,415 BlackRock Corporate High Yield
Fund, Inc. $ 75,312
6,648 BlackRock Credit Allocation
Income Trust 97,593
4,793 BlackRock Enhanced Equity
Dividend Trust 45,342
7,409 BlackRock Enhanced Global
Dividend Trust 85,129
4,735 BlackRock Multi-Sector Income
Trust 85,325
2,700 Brookfield Real Assets Income
Fund, Inc. 55,890
2,379 Cohen & Steers Quality Income
Realty Fund, Inc. 33,116
4,342 Eaton Vance Limited Duration
Income Fund 54,839
6,704 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 62,347
5,539 Invesco Dynamic Credit
Opportunities Fund 62,978
8,000 iShares S&P U.S. Preferred Stock
Index Fund
g
307,200
6,651 Liberty All-Star Equity Fund 50,747
12,050 Nuveen Credit Strategies Income
Fund 78,325
5,067 PGIM Global High Yield Fund, Inc. 75,600
4,669 PGIM High Yield Bond Fund, Inc. 73,117
2,493 Pimco Dynamic Credit And
Mortgage Income Fund 55,519
4,506 Royce Micro-Cap Trust, Inc. 50,918
4,025 Royce Value Trust, Inc. 72,893
31,804 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 869,203
1,883 Tri-Continental Corporation 61,066
30,000 Vanguard Intermediate-Term
Corporate Bond ETF 2,790,900
14,077 Virtus Dividend, Interst & Premium
Strategy Fund 193,981
9,794 Voya Global Equity Dividend &
Premium Opportunity Fund 55,826
7,170 Wells Fargo Income Opportunities
Fund 60,515
16,372 Western Asset High Income
Opportunity Fund, Inc. 83,170
Total 5,798,844
Affiliated  (14.5%)
3,048,831 Thrivent Core Emerging Markets
Debt Fund 29,482,198
3,773,318 Thrivent Core International Equity
Fund 38,336,906
Total 67,819,104
Total Registered Investment
Companies (cost $70,964,817) 73,617,948
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
8,625 AT&T, Inc., 4.750%
j
217,954
2,375 AT&T, Inc., 5.000%
j
62,629
Total 280,583
Shares Preferred Stock (1.0%) Value
Consumer Discretionary (<0.1%)
1,261 International Flavors & Fragrances,
Inc., Convertible, 6.000% $ 61,839
Total 61,839
Consumer Staples (<0.1%)
1,250 CHS, Inc., 7.100%
b,j
34,513
Total 34,513
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
j
60,169
1,600 Energy Transfer Operating, LP,
7.600%
b,j
38,256
1,536 Nustar Logistics, LP, 6.975%
b
37,862
Total 136,287
Financials (0.6%)
2,750 Aegon Funding Corporation II,
5.100% 71,363
3,174 Agribank FCB, 6.875%
b,j
342,792
5,700 Allstate Corporation, 5.100%
j
153,957
5,000 Bank of America Corporation,
5.000%
j
132,350
2,000 Bank of America Corporation,
5.375%
j
54,160
72 Bank of America Corporation,
Convertible, 7.250%
j
100,656
5,525 Capital One Financial Corporation,
5.000%
j
142,269
2,485 Cobank ACB, 6.250%
b,j
261,546
5,875 Equitable Holdings, Inc., 5.250%
j
154,395
140 First Horizon Bank, 3.750%
b,h,j
116,200
1,046 GMAC Capital Trust I, 5.983%
b
26,652
3,650 J.P. Morgan Chase & Company,
4.750%
j
96,433
3,350 J.P. Morgan Chase & Company,
5.750%
j
90,819
3,350 Legg Mason, Inc., 5.450% 85,425
5,880 Morgan Stanley, 5.850%
b,j
167,462
3,100 Morgan Stanley, 7.125%
b,g,j
89,466
775 Synovus Financial Corporation,
5.875%
b,j
20,832
5,025 Truist Financial Corporation,
4.750%
j
129,394
328 Wells Fargo & Company,
Convertible, 7.500%
j
464,910
Total 2,701,081
Health Care (<0.1%)
89 Danaher Corporation, Convertible,
5.000% 115,273
Total 115,273
Industrials (0.1%)
243 Fortive Corporation, Convertible,
5.000% 241,921
1,957 Stanley Black & Decker, Inc.,
Convertible, 5.250% 230,887
Total 472,808
Real Estate (0.1%)
6,150 Public Storage, 4.125%
j
158,731
1,300 Public Storage, 4.625%
j
34,918
325 Public Storage, 4.700%
j
8,713

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.0%) Value
Real Estate (0.1%) - continued
511 Public Storage, 4.875%
j
$ 13,685
Total 216,047
Utilities (0.1%)
736 American Electric Power
Company, Inc., Convertible,
6.125% 35,519
2,505 NextEra Energy, Inc., Convertible,
4.872% 143,812
6,725 Southern Company, 4.950% 177,002
2,044 Southern Company, Convertible,
6.750% 104,101
Total 460,434
Total Preferred Stock
(cost $4,243,468) 4,478,865
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
2,487,819 Thrivent Cash Management Trust 2,487,819
Total Collateral Held for
Securities Loaned
(cost $2,487,819) 2,487,819
Shares or
Principal
Amount Short-Term Investments ( 11.5% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.085%, 4/7/2021
n,o
300,000
200,000 0.080%, 4/14/2021
n,o
200,000
500,000 0.035%, 4/28/2021
n,o
500,000
500,000 0.040%, 5/4/2021
n,o
499,995
400,000 0.028%, 5/19/2021
n,o
399,995
200,000 0.035%, 6/2/2021
n,o
199,993
100,000 0.000%, 7/7/2021
o
99,992
Thrivent Core Short-Term Reserve
Fund
5,155,865 0.180% 51,558,653
Total Short-Term Investments
(cost $53,740,014) 53,758,628
Total Investments (cost
$445,163,677) 107.7% $503,180,845
Other Assets and Liabilities, Net
(7.7%) (36,135,424)
Total Net Assets 100.0% $467,045,421
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $37,039,084 or 7.9% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 665,651
Common Stock 1,647,723
Total lending $2,313,374
Gross amount payable upon return of
collateral for securities loaned $2,487,819
Net amounts due to counterparty
$174,445
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,604,905 – 3,604,905 –
Capital Goods 5,758,361 – 5,337,401 420,960
Communications Services 12,038,241 – 12,038,241 –
Consumer Cyclical 8,304,875 – 8,304,875 –
Consumer Non-Cyclical 8,147,384 – 8,051,434 95,950
Financials 3,437,476 – 2,843,828 593,648
Technology 4,345,758 – 4,345,758 –
Transportation 2,086,569 – 2,086,569 –
Utilities 2,335,549 – 2,335,549 –
Common Stock
Communications Services 15,582,760 15,578,705 4,055 –
Consumer Discretionary 23,552,630 23,539,013 13,617 –
Consumer Staples 6,620,511 6,620,511 – –
Energy 5,518,875 5,518,875 – –
Financials 28,292,636 27,814,204 478,432 –
Health Care 22,445,675 22,445,675 – –
Industrials 22,582,014 22,195,546 386,468 –
Information Technology 38,875,619 38,044,248 831,371 –
Materials 5,304,776 5,118,301 186,475 –
Real Estate 6,126,209 6,126,209 – –
Utilities 3,757,156 3,757,156 – –
Long-Term Fixed Income
Asset-Backed Securities 7,098,440 – 7,098,440 –
Basic Materials 2,435,845 – 2,435,845 –
Capital Goods 4,703,962 – 4,703,962 –
Collateralized Mortgage Obligations 12,463,127 – 12,213,127 250,000
Commercial Mortgage-Backed Securities 227,250 – 227,250 –
Communications Services 6,444,693 – 6,411,899 32,794
Consumer Cyclical 8,560,996 – 8,560,996 –
Consumer Non-Cyclical 8,474,905 – 8,474,905 –
Energy 6,933,176 – 6,933,176 –
Financials 19,735,547 – 19,735,547 –
Foreign Government 42,643 – 42,643 –
Mortgage-Backed Securities 39,406,882 – 39,406,882 –
Technology 5,947,416 – 5,947,416 –
Transportation 2,158,990 – 2,158,990 –
U.S. Government & Agencies 12,648,602 – 12,648,602 –
Utilities 2,837,132 – 2,837,132 –
Registered Investment Companies
Unaffiliated 5,798,844 5,798,844 – –
Preferred Stock
Communications Services 280,583 280,583 – –
Consumer Discretionary 61,839 61,839 – –
Consumer Staples 34,513 34,513 – –
Energy 136,287 136,287 – –
Financials 2,701,081 2,584,881 116,200 –
Health Care 115,273 115,273 – –
Industrials 472,808 472,808 – –
Real Estate 216,047 216,047 – –
Utilities 460,434 460,434 – –
Short-Term Investments 2,199,975 – 2,199,975 –
Subtotal Investments in Securities $381,315,269 $186,919,952 $193,001,965 $1,393,352
Other Investments  * Total
Affiliated Registered Investment Companies 67,819,104
Affiliated Short-Term Investments 51,558,653
Collateral Held for Securities Loaned 2,487,819
Subtotal Other Investments $121,865,576
Total Investments at Value $503,180,845

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 49,773 49,773 – –
Total Asset Derivatives $49,773 $49,773 $– $–
Liability Derivatives
Futures Contracts 298,567 298,567 – –
Total Liability Derivatives $298,567 $298,567 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$2,099,975 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 June 2021 $ 2,624,742 ( $ 5,992)
CBOT 5-Yr. U.S. Treasury Note 14 June 2021 1,730,021 (2,443)
CBOT U.S. Long Bond 3 June 2021 465,569 (1,788)
CME E-mini S&P 500 Index 24 June 2021 4,756,478 4,401
CME Ultra Long Term U.S. Treasury Bond 11 June 2021 2,086,405 (92,999)
ICE mini MSCI EAFE Index 27 June 2021 2,953,883 5,317
Total Futures Long Contracts $ 14,617,098 ( $ 93,504)
CBOT 2-Yr. U.S. Treasury Note (12) June 2021 ( $ 2,651,225) $ 2,507
CME E-mini Russell 2000 Index (125) June 2021 (13,695,280) (195,345)
Ultra 10-Yr. U.S. Treasury Note (7) June 2021 (1,043,360) 37,548
Total Futures Short Contracts ( $ 17,389,865) ($155,290)
Total Futures Contracts ( $ 2,772,767) ($248,794)

Balanced Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,280 $321 $– $29,482 3,049 6.3%
Core International Equity 48,941 – 12,100 38,337 3,773 8.2
Total Affiliated Registered Investment
Companies 80,221 67,819 14.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 37,558 119,651 105,650 51,559 5,156 11.0
Total Affiliated Short-Term Investments 37,558 51,559 11.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,697 16,993 17,202 2,488 2,488 0.5
Total Collateral Held for Securities Loaned 2,697 2,488 0.5
Total Value $120,476 $121,866
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(2,119) – $321
Core International Equity 491 1,005 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 4 (4) – 22
Total Income/Non Income Cash from Affiliated
Investments $343
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $495 $(1,118) $–

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.1% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 136,150
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 135,276
Chemours Company, Term Loan
431,650
1.860%,  (LIBOR 1M +
1.750%), 4/3/2025
b
418,342
Hexion, Inc., Term Loan
492,809
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
492,504
INEOS US Petrochem, LLC, Term
Loan
760,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
757,150
Innophos Holdings, Inc., Term
Loan
495,000
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
493,144
Momentive Performance Materials
USA, LLC, Term Loan
456,863
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
448,867
Nouryon USA, LLC, Term Loan
1,182,255
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,163,292
Pixelle Specialty Solutions, LLC,
Term Loan
863,613
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
862,714
Venator Finance SARL, Term Loan
568,527
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
560,238
Total 5,331,527
Capital Goods (1.0%)
Flex Acquisition Company, Inc.,
Term Loan
988,294
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
970,999
195,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
192,350
Gemini HDPE, LLC, Term Loan
715,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
710,982
GFL Environmental, Inc., Term
Loan
768,075
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
768,075
Mauser Packaging Solutions
Holding Company, Term Loan
702,521
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
686,714
Natgasoline, LLC, Term Loan
586,500
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
580,635
Navistar, Inc., Term Loan
994,250
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
994,001
Pactiv Evergreen Group Holdings,
Inc., Term Loan
347,148
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
345,468
498,750
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
492,765
Principal
Amount Bank Loans (9.1%)
a
Value
Capital Goods (1.0%) - continued
TransDigm, Inc., Term Loan
$ 1,742,938
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 1,705,168
TricorBraun Holdings, Inc.,
Delayed Draw
163,428
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,d,e
161,725
TricorBraun Holdings, Inc., Term
Loan
726,573
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
719,002
Total 8,327,884
Communications Services (2.1%)
Altice France SA, Term Loan
433,125
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
424,229
Cablevision Lightpath, LLC, Term
Loan
713,213
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
711,429
CCI Buyer, Inc., Term Loan
185,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
185,174
CommScope, Inc., Term Loan
1,250,950
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,241,630
CSC Holdings, LLC, Term Loan
474,062
2.356%,  (LIBOR 1M +
2.250%), 7/17/2025
b,d,e
467,051
Diamond Sports Group, LLC, Term
Loan
737,656
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
503,450
E.W. Scripps Company, Term Loan
354,113
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
352,508
Eagle Broadband Investments,
LLC, Term Loan
1,192,013
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,188,043
Entercom Media Corporation, Term
Loan
663,830
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
648,396
GCI, LLC, Term Loan
884,952
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,d,e
879,792
HCP Acquisition, LLC, Term Loan
937,184
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
935,122
iHeartCommunications, Inc., Term
Loan
569,236
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
561,853
Intermediate Dutch Holdings, Term
Loan
440,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,d,e
438,020
Lumen Technologies, Inc., Term
Loan
806,261
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
796,836

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.1%)
a
Value
Communications Services (2.1%) - continued
Meredith Corporation, Term Loan
$ 616,892
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 625,504
NEP Group, Inc., Term Loan
982,449
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
951,198
Nexstar Broadcasting, Inc., Term
Loan
1,109,164
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,099,881
Nielsen Finance, LLC, Term Loan
316,927
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
317,472
Radiate Holdco, LLC, Term Loan
1,690,762
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,689,038
Terrier Media Buyer, Inc., Term
Loan
927,675
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
918,528
TNS, Inc., Term Loan
729,217
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
725,265
WideOpenWest Finance, LLC,
Term Loan
1,227,014
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,222,646
Xplornet Communications, Inc.,
Term Loan
735,569
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
734,996
Ziggo Financing Partnership, Term
Loan
470,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,d,e
464,872
Total 18,082,933
Consumer Cyclical (1.6%)
1011778 B.C., LLC, Term Loan
1,085,368
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,d,e
1,064,681
Caesars Resort Collection, LLC,
Term Loan
945,250
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
946,431
Carnival Corporation, Term Loan
472,619
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
486,798
Cengage Learning, Inc., Term
Loan
469,984
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
464,406
City Brewing Company, LLC, Term
Loan
120,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,d,e
119,400
CP Atlas Buyer, Inc., Term Loan
585,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
580,706
Golden Entertainment, Inc., Term
Loan
1,425,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,403,748
Principal
Amount Bank Loans (9.1%)
a
Value
Consumer Cyclical (1.6%) - continued
Golden Nugget, LLC, Term Loan
$ 704,645
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
$ 692,842
Harbor Freight Tools USA, Inc.,
Term Loan
922,687
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
921,008
LCPR Loan Financing, LLC, Term
Loan
600,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,d,e
600,750
Michaels Stores, Inc., Term Loan
676,600
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
675,585
Scientific Games International,
Inc., Term Loan
2,495,612
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,445,525
Staples, Inc., Term Loan
265,573
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
260,814
440,574
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
429,194
Stars Group Holdings BV, Term
Loan
585,002
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
585,329
Tenneco, Inc., Term Loan
708,327
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
689,025
Truck Hero, Inc., Term Loan
160,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
159,490
Wyndham Hotels & Resorts, Inc.,
Term Loan
521,625
1.859%,  (LIBOR 1M +
1.750%), 5/30/2025
b
515,684
Total 13,041,416
Consumer Non-Cyclical (1.4%)
Adient US, LLC, Term Loan
283,557
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
283,202
Bausch Health Americas, Inc.,
Term Loan
1,445,881
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,440,401
Chobani, LLC, Term Loan
368,150
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
367,598
CNT Holdings I Corporation, Term
Loan
475,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
473,665
135,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
136,350
Dole Food Company, Inc., Term
Loan
970,919
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
969,977
Endo Luxembourg Finance
Company, Term Loan
450,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,d,e
444,937

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.1%)
a
Value
Consumer Non-Cyclical (1.4%) - continued
Global Medical Response, Inc.,
Term Loan
$ 237,038
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 235,388
2,164,575
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,155,917
MPH Acquisition Holdings, LLC,
Term Loan
1,730,718
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,720,300
Ortho-Clinical Diagnostics SA,
Term Loan
1,092,385
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,089,927
PetSmart, Inc., Term Loan
1,125,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,122,412
Plantronics, Inc., Term Loan
200,825
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
197,958
Precision Medicine Group, LLC,
Delayed Draw
91,731
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
90,986
Precision Medicine Group, LLC,
Term Loan
701,511
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
695,815
Sotera Health Holdings, LLC, Term
Loan
457,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
455,286
Total 11,880,119
Energy (0.1%)
Calpine Corporation, Term Loan
922,688
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
916,266
Lealand Finance Company BV,
Term Loan
209,996
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
114,097
Total 1,030,363
Financials (0.6%)
Asurion, LLC, Term Loan
309,225
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
307,073
1,000,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,d,e
992,290
630,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
641,025
Avolon TLB Borrower 1 US, LLC,
Term Loan
392,088
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
390,445
Blackstone CQP Holdco, LP, Term
Loan
289,838
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
288,933
MoneyGram International, Inc.,
Term Loan
552,765
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
552,489
Principal
Amount Bank Loans (9.1%)
a
Value
Financials (0.6%) - continued
NCR Corporation, Term Loan
$ 830,875
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
$ 820,489
Newco Financing Partnership,
Term Loan
140,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
139,550
Northriver Midstream Finance, LP,
Term Loan
829,394
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
817,086
UPC Financing Partnership, Term
Loan
140,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
139,551
Total 5,088,931
Technology (0.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
760,415
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
729,367
Lummus Technology Holdings V,
LLC, Term Loan
485,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
482,371
Prime Security Services Borrower,
LLC, Term Loan
2,115,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,105,081
Rackspace Technology Global,
Inc., Term Loan
1,360,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,346,822
SS&C Technologies, Inc., Term
Loan
118,307
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
116,938
82,617
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
81,661
Zayo Group Holdings, Inc., Term
Loan
1,416,355
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,403,934
Total 6,266,174
Transportation (0.5%)
American Airlines, Inc., Term Loan
1,590,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,d,e
1,627,270
Genesee & Wyoming, Inc., Term
Loan
985,050
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
981,051
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
996,550
United Airlines, Inc., Term Loan
735,424
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
713,229
Total 4,318,100

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (9.1%)
a
Value
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
$ 85,315
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
$ 85,315
Core and Main, LP, Term Loan
624,037
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
621,042
EnergySolutions, LLC, Term Loan
423,038
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
420,394
Exgen Renewables IV, LLC, Term
Loan
947,625
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,d,e
948,023
PG&E Corporation, Term Loan
1,211,947
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
1,209,293
Talen Energy Supply, LLC, Term
Loan
341,000
3.859%,  (LIBOR 1M +
3.750%), 7/8/2026
b
330,770
Total 3,614,837
Total Bank Loans
(cost $77,276,065) 76,982,284
Principal
Amount Long-Term Fixed Income ( 54.4% ) Value
Asset-Backed Securities (2.4%)
522 Funding CLO, Ltd.
1,000,000
2.624%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
999,482
950,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
952,886
Ares LVII CLO, Ltd.
950,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
955,863
Babson CLO, Ltd.
1,500,000
3.124%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,455,231
Benefit Street Partners CLO II, Ltd.
750,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
739,664
Cent CLO, LP
2,950,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,950,445
Conn's Receivables Funding
199,077
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
199,731
Dryden 36 Senior Loan Fund
750,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
750,052
Foundation Finance Trust
245,841
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
250,019
Principal
Amount Long-Term Fixed Income (54.4%) Value
Asset-Backed Securities (2.4%) - continued
Galaxy XIX CLO, Ltd.
$ 350,000
2.033%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
$ 350,036
Harley Marine Financing, LLC
1,227,788
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,145,216
Octagon Investment Partners 50,
Ltd.
1,200,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,204,324
Palmer Square CLO, Ltd.
1,500,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
1,496,097
Palmer Square Loan Funding, Ltd.
1,000,000
2.474%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,000,277
Saxon Asset Securities Trust
399,056
3.672%,  8/25/2035, Ser.
2004-2, Class MF2
b
385,452
Sound Point CLO X, Ltd.
1,150,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
1,150,707
TCI-Flatiron CLO, Ltd.
2,435,000
2.436%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,430,934
THL Credit Wind River CLO, Ltd.
1,250,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,237,848
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
249,483
Vericrest Opportunity Loan Trust
725,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
g,h
720,342
Total 20,624,089
Basic Materials (1.1%)
Air Products and Chemicals, Inc.
55,000 1.500%,  10/15/2025 55,799
Alcoa Nederland Holding BV
370,000 5.500%,  12/15/2027
g
398,268
Anglo American Capital plc
98,000 2.250%,  3/17/2028
g
96,524
BWAY Holding Company
380,000 5.500%,  4/15/2024
g
385,225
Chemours Company
200,000 5.750%,  11/15/2028
g
210,583
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 258,750
160,000 4.625%,  3/1/2029
g
159,728
160,000 4.875%,  3/1/2031
g
159,600
Consolidated Energy Finance SA
285,000 6.875%,  6/15/2025
g
290,344
DuPont de Nemours, Inc.
97,000 4.725%,  11/15/2028 112,743

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Basic Materials (1.1%) - continued
EI du Pont de Nemours &
Company
$ 78,000 1.700%,  7/15/2025 $ 79,299
First Quantum Minerals, Ltd.
460,000 7.500%,  4/1/2025
g
474,950
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 378,432
390,000 4.250%,  3/1/2030 415,350
Hecla Mining Company
120,000 7.250%,  2/15/2028 128,700
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
g
291,007
Ingevity Corporation
430,000 3.875%,  11/1/2028
g
417,100
Kinross Gold Corporation
108,000 5.125%,  9/1/2021 108,779
Kraton Polymers, LLC
380,000 4.250%,  12/15/2025
g
381,425
LYB International Finance III, LLC
137,000 1.250%,  10/1/2025 135,271
Mercer International, Inc.
270,000 5.125%,  2/1/2029
g
279,720
Mosaic Company
55,000 3.250%,  11/15/2022 57,134
147,000 4.050%,  11/15/2027 163,175
Norbord, Inc.
320,000 5.750%,  7/15/2027
g
341,056
Novelis Corporation
270,000 5.875%,  9/30/2026
g
281,812
160,000 4.750%,  1/30/2030
g
164,912
Nucor Corporation
56,000 2.000%,  6/1/2025 57,450
Nutrien, Ltd.
98,000 4.000%,  12/15/2026 109,837
OCI NV
420,000 4.625%,  10/15/2025
g
434,175
Olin Corporation
500,000 5.125%,  9/15/2027 517,500
Steel Dynamics, Inc.
67,000 2.400%,  6/15/2025 69,831
Syngenta Finance NV
200,000 3.933%,  4/23/2021
g
200,370
Tronox Finance plc
220,000 5.750%,  10/1/2025
g
229,489
United States Steel Corporation
450,000 6.875%,  3/1/2029 460,125
Venator Finance SARL
290,000 5.750%,  7/15/2025
g
281,300
Westlake Chemical Corporation
98,000 3.600%,  8/15/2026 105,930
Xstrata Finance Canada, Ltd.
163,000 4.950%,  11/15/2021
g
167,551
Total 8,859,244
Capital Goods (1.9%)
AECOM
715,000 5.125%,  3/15/2027 778,009
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
g
334,294
Ardagh Packaging Finance plc
259,000 6.000%,  2/15/2025
g
266,899
400,000 5.250%,  8/15/2027
g
408,032
Principal
Amount Long-Term Fixed Income (54.4%) Value
Capital Goods (1.9%) - continued
Boeing Company
$ 255,000 4.875%,  5/1/2025 $ 283,929
166,000 2.196%,  2/4/2026 165,485
147,000 3.250%,  3/1/2028 150,407
196,000 5.150%,  5/1/2030 225,742
Bombardier, Inc.
290,000 7.500%,  3/15/2025
g
285,287
290,000 7.875%,  4/15/2027
g
284,400
Brand Industrial Services, Inc.
140,000 8.500%,  7/15/2025
g
141,092
BWAY Holding Company
290,000 7.250%,  4/15/2025
g
290,000
Carrier Global Corporation
147,000 2.722%,  2/15/2030 148,337
Caterpillar Financial Services
Corporation
65,000 1.900%,  9/6/2022 66,541
171,000 1.950%,  11/18/2022 175,415
111,000 1.450%,  5/15/2025 112,514
Chart Industries, Inc., Convertible
232,000 1.000%,  11/15/2024
g
575,795
Cintas Corporation No. 2
162,000 2.900%,  4/1/2022 165,747
CNH Industrial Capital, LLC
165,000 4.875%,  4/1/2021 165,000
67,000 1.950%,  7/2/2023 68,801
Cornerstone Building Brands, Inc.
390,000 6.125%,  1/15/2029
g
415,350
Covanta Holding Corporation
280,000 6.000%,  1/1/2027 292,250
95,000 5.000%,  9/1/2030 95,950
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
g
262,763
Crown Americas Capital
Corporation IV
70,000 4.500%,  1/15/2023 73,631
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 493,538
General Electric Company
495,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,i
467,775
98,000 3.625%,  5/1/2030 105,513
GFL Environmental, Inc.
100,000 4.000%,  8/1/2028
g
96,750
280,000 3.500%,  9/1/2028
g
271,600
Greenbrier Companies, Inc.,
Convertible
89,000 2.875%,  2/1/2024 96,788
H&E Equipment Services, Inc.
310,000 3.875%,  12/15/2028
g
301,475
Honeywell International, Inc.
111,000 1.350%,  6/1/2025 112,602
Howmet Aerospace, Inc.
360,000 6.875%,  5/1/2025 417,150
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 163,064
Jeld-Wen, Inc.
340,000 4.625%,  12/15/2025
g
344,250
John Deere Capital Corporation
90,000 1.200%,  4/6/2023 91,427
171,000 2.050%,  1/9/2025 177,889
147,000 1.500%,  3/6/2028 143,150

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Capital Goods (1.9%) - continued
KBR, Inc., Convertible
$ 501,000 2.500%,  11/1/2023 $ 790,014
Meritor, Inc.
200,000 4.500%,  12/15/2028
g
200,600
NESCO Holdings II, Inc.
95,000 5.500%,  4/15/2029
e,g
97,451
Otis Worldwide Corporation
172,000 2.056%,  4/5/2025 177,099
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
g
267,813
Parker-Hannifin Corporation
225,000 2.700%,  6/14/2024 238,573
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 173,771
Raytheon Technologies
Corporation
98,000 4.125%,  11/16/2028 110,361
Republic Services, Inc.
98,000 3.950%,  5/15/2028 109,369
Roper Technologies, Inc.
117,000 2.350%,  9/15/2024 122,291
111,000 1.000%,  9/15/2025 109,099
Siemens
Financieringsmaatschappij NV
147,000 1.700%,  3/11/2028
g
144,310
SRM Escrow Issuer, LLC
355,000 6.000%,  11/1/2028
g
372,040
Standard Industries, Inc.
530,000 4.375%,  7/15/2030
g
534,770
Textron, Inc.
147,000 3.650%,  3/15/2027 158,306
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
g
129,838
TransDigm, Inc.
220,000 6.250%,  3/15/2026
g
233,244
770,000 5.500%,  11/15/2027 797,050
70,000 4.625%,  1/15/2029
g
69,024
United Rentals North America, Inc.
390,000 4.875%,  1/15/2028 410,814
240,000 4.000%,  7/15/2030 244,260
United Technologies Corporation
146,000 3.950%,  8/16/2025 162,153
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
g
143,325
WESCO Distribution, Inc.
330,000 7.250%,  6/15/2028
g
368,410
WW Grainger, Inc.
115,000 1.850%,  2/15/2025 118,503
Total 15,797,129
Collateralized Mortgage Obligations (5.8%)
Alternative Loan Trust
478,060
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 382,049
Antler Mortgage Trust
7,513
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
7,515
493,802
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
494,679
Principal
Amount Long-Term Fixed Income (54.4%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
Banc of America Alternative Loan
Trust
$ 680,680
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 674,261
Banc of America Mortgage
Securities Trust
582,562
2.631%,  9/25/2035, Ser.
2005-H, Class 3A1
b
586,042
Bear Stearns Adjustable Rate
Mortgage Trust
41,932
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
42,744
Bellemeade Re, Ltd.
896,075
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
896,355
873,500
3.509%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
876,490
582,396
2.409%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
583,691
Business Jet Securities, LLC
440,301
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
445,708
CHL Mortgage Pass-Through Trust
841,442
2.716%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
740,034
351,175
2.793%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
360,592
1,125,789
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 880,979
CIM Trust
601,596
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
637,145
Citigroup Mortgage Loan Trust,
Inc.
121,437
3.315%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
108,185
1,117,823
2.963%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,120,670
Countrywide Alternative Loan Trust
532,203
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 527,634
228,656
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
219,348
213,280
2.889%,  10/25/2035, Ser.
2005-43, Class 1A1
b
210,661
284,485
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 273,595
866,239
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 453,160
Countrywide Home Loan
Mortgage Pass Through Trust
352,359
2.669%,  11/25/2035, Ser.
2005-22, Class 2A1
b
335,956
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
799,370
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 808,530

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
Eagle Re, Ltd.
$ 812,112
1.909%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
$ 813,719
Federal Home Loan Mortgage
Corporation - REMIC
607,454
2.500%,  12/15/2022, Ser.
4155, Class AI
j
9,122
531,081
2.500%,  5/15/2027, Ser.
4106, Class HI
j
22,696
1,838,250
3.000%,  5/15/2027, Ser.
4046, Class GI
j
98,144
1,442,150
3.000%,  7/15/2027, Ser.
4084, Class NI
j
86,966
2,223,357
3.000%,  7/15/2027, Ser.
4074, Class IO
j
136,019
671,206
2.500%,  2/15/2028, Ser.
4162, Class AI
j
35,369
1,542,696
2.500%,  2/15/2028, Ser.
4161, Class UI
j
86,177
2,187,739
2.500%,  3/15/2028, Ser.
4177, Class EI
j
120,364
2,124,939
3.500%,  10/15/2032, Ser.
4119, Class KI
j
261,919
1,227,944
3.000%,  2/15/2033, Ser.
4170, Class IG
j
127,270
2,467,783
3.000%,  4/15/2033, Ser.
4203, Class DI
j
180,332
Federal National Mortgage
Association - REMIC
3,104,323
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
166,030
1,994,079
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
94,957
3,821,489
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
178,579
1,955,377
3.500%,  9/25/2027, Ser.
2012-98, Class YI
j
123,786
5,248,878
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
335,044
2,684,888
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
136,973
1,408,280
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
73,613
3,575,502
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
186,403
1,034,227
2.500%,  2/25/2028, Ser.
2013-46, Class CI
j
46,089
1,913,205
3.000%,  2/25/2028, Ser.
2013-2, Class GI
j
112,520
683,615
3.000%,  4/25/2028, Ser.
2013-30, Class DI
j
42,509
2,635,751
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
142,341
1,631,921
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
164,919
13,803,862
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
919,028
7,704,750
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
427,581
First Horizon Alternative Mortgage
Securities Trust
242,370
2.423%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
231,975
Principal
Amount Long-Term Fixed Income (54.4%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
$ 227,269
2.504%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 221,828
Genworth Mortgage Insurance
Corporation
700,000
2.009%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
700,973
GMAC Mortgage Corporation
Loan Trust
524,538
3.657%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
522,489
Government National Mortgage
Association
602,334
4.000%,  1/16/2027, Ser.
2012-3, Class IO
j
36,376
IndyMac IMJA Mortgage Loan
Trust
624,951
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 405,670
IndyMac INDX Mortgage Loan
Trust
1,822,406
0.529%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,724,982
J.P. Morgan Alternative Loan Trust
553,469
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 443,914
J.P. Morgan Mortgage Trust
105,033
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 113,745
423,517
2.945%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
373,932
Legacy Mortgage Asset Trust
1,267,285
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,281,589
Master Asset Securitization Trust
678,544
0.609%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
151,692
MASTR Alternative Loans Trust
237,957
0.559%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
35,031
Merrill Lynch Alternative Note
Asset Trust
326,726
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 203,311
Merrill Lynch Mortgage Investors
Trust
747,030
3.554%,  6/25/2035, Ser.
2005-A5, Class M1
b
434,154
Oaktown Re II, Ltd.
413,106
1.659%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
413,239
Preston Ridge Partners Mortgage
Trust, LLC
1,335,886
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,346,951
991,794
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
994,210
690,955
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
698,628

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
Radnor RE, Ltd.
$ 103,037
1.509%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
$ 103,052
1,700,000
2.809%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
1,713,229
RCO Mortgage, LLC
754,730
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
758,983
Renaissance Home Equity Loan
Trust
1,163,574
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
652,556
Residential Accredit Loans, Inc.
Trust
529,835
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 518,044
247,385
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 246,153
316,039
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 306,253
511,266
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 487,060
313,291
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 305,512
Residential Asset Securitization
Trust
413,454
2.545%,  1/25/2034, Ser.
2004-IP1, Class A1
b
422,829
1,107,049
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,145,100
Residential Funding Mortgage
Security I Trust
703,006
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 674,406
Sequoia Mortgage Trust
600,127
3.114%,  9/20/2046, Ser.
2007-1, Class 4A1
b
467,076
Silver Hill Trust
889,648
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
920,605
Stanwich Mortgage Loan Trust
541,438
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
544,518
Starwood Mortgage Residential
Trust
803,523
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
820,721
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,226,446
Structured Adjustable Rate
Mortgage Loan Trust
220,320
3.223%,  7/25/2035, Ser.
2005-15, Class 4A1
b
205,817
139,408
3.212%,  9/25/2035, Ser.
2005-18, Class 1A1
b
113,511
Structured Asset Mortgage
Investments, Inc.
522,643
0.729%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
503,522
Principal
Amount Long-Term Fixed Income (54.4%) Value
Collateralized Mortgage Obligations (5.8%) -
continued
Toorak Mortgage Corporation
$ 1,700,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
$ 1,718,465
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,252,885
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
943,878
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,145,448
1,750,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
1,745,370
400,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
c,g,h
400,000
Verus Securitization Trust
1,016,809
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
1,018,934
WaMu Mortgage Pass Through
Certificates
626,270
1.139%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
587,505
654,876
1.707%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
636,254
Washington Mutual Mortgage Pass
Through Certificates
715,746
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 409,122
Washington Mutual Mortgage
Pass-Through Certificates
361,103
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 355,738
Total 49,478,173
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
950,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
959,501
Total 959,501
Communications Services (2.6%)
AMC Networks, Inc.
340,000 4.250%,  2/15/2029 330,650
American Tower Corporation
96,000 3.375%,  5/15/2024 102,923
195,000 4.400%,  2/15/2026 219,686
147,000 3.800%,  8/15/2029 160,047
AT&T, Inc.
190,000 4.450%,  4/1/2024 208,402
195,000 1.700%,  3/25/2026 194,932
147,000 4.300%,  2/15/2030 165,488
CCO Holdings, LLC
700,000 5.500%,  5/1/2026
g
721,910
460,000 5.125%,  5/1/2027
g
486,365
565,000 4.750%,  3/1/2030
g
585,481
Cengage Learning, Inc.
410,000 9.500%,  6/15/2024
g,k
417,687
Charter Communications
Operating, LLC
170,000 4.500%,  2/1/2024 185,936

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Communications Services (2.6%) - continued
$ 104,000 4.908%,  7/23/2025 $ 117,899
147,000 5.050%,  3/30/2029 168,965
Clear Channel Worldwide
Holdings, Inc.
350,000 7.750%,  4/15/2028
g
346,150
Comcast Corporation
38,000 3.700%,  4/15/2024 41,501
117,000 3.950%,  10/15/2025 130,705
117,000 2.350%,  1/15/2027 122,130
245,000 3.400%,  4/1/2030 265,268
Consolidated Communications,
Inc.
160,000 5.000%,  10/1/2028
g
161,248
Cox Communications, Inc.
123,000 2.950%,  6/30/2023
g
128,593
Crown Castle International
Corporation
98,000 3.800%,  2/15/2028 106,760
CSC Holdings, LLC
205,000 5.500%,  5/15/2026
g
211,355
520,000 5.375%,  2/1/2028
g
546,650
Cumulus Media New Holdings,
Inc.
260,000 6.750%,  7/1/2026
g
264,875
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
g
109,352
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 119,104
DISH DBS Corporation
250,000 7.375%,  7/1/2028 262,262
Embarq Corporation
160,000 7.995%,  6/1/2036 184,354
Entercom Media Corporation
250,000 6.500%,  5/1/2027
g,k
258,437
Fox Corporation
157,000 4.030%,  1/25/2024 170,537
97,000 4.709%,  1/25/2029 111,654
Front Range BidCo, Inc.
380,000 4.000%,  3/1/2027
g
373,350
250,000 6.125%,  3/1/2028
g
256,563
Frontier Communications
Corporation
230,000 5.875%,  10/15/2027
g
243,800
95,000 6.750%,  5/1/2029
g
100,196
GCI, LLC
290,000 4.750%,  10/15/2028
g
296,887
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 166,215
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
g
292,175
LCPR Senior Secured Financing
DAC
250,000 6.750%,  10/15/2027
g
266,537
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
g
494,002
610,000 4.250%,  7/1/2028
g
616,899
Liberty Interactive, LLC,
Convertible
172,000 3.500%,  1/15/2031 171,140
Ligado Networks, LLC
140,000
0.000%,PIK 15.500%,
11/1/2023
c,f,g
131,176
Principal
Amount Long-Term Fixed Income (54.4%) Value
Communications Services (2.6%) - continued
Meredith Corporation
$ 300,000 6.500%,  7/1/2025
g
$ 321,864
Netflix, Inc.
111,000 5.875%,  2/15/2025 127,234
735,000 4.875%,  4/15/2028 831,469
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
g
419,248
Nielsen Finance, LLC
130,000 5.625%,  10/1/2028
g
136,662
NTT Finance Corporation
117,000 1.162%,  4/3/2026
g
115,455
Omnicom Group, Inc.
97,000 4.200%,  6/1/2030 109,160
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
g
163,672
Scripps Escrow II, Inc.
200,000 3.875%,  1/15/2029
g
196,500
150,000 5.375%,  1/15/2031
g
148,875
SFR Group SA
650,000 7.375%,  5/1/2026
g
676,065
Sinclair Television Group, Inc.
430,000 5.500%,  3/1/2030
g
418,175
Sirius XM Radio, Inc.
445,000 5.000%,  8/1/2027
g
466,827
Sprint Capital Corporation
400,000 6.875%,  11/15/2028 504,388
295,000 8.750%,  3/15/2032 436,231
Sprint Corporation
960,000 7.625%,  2/15/2025 1,144,800
Terrier Media Buyer, Inc.
210,000 8.875%,  12/15/2027
g
225,970
T-Mobile USA, Inc.
113,000 3.500%,  4/15/2025
g
121,913
146,000 3.750%,  4/15/2027
g
159,601
196,000 3.875%,  4/15/2030
g
212,731
130,000 2.875%,  2/15/2031 125,645
United States Cellular Corporation
250,000 6.700%,  12/15/2033 302,797
Uniti Group, LP
140,000 6.500%,  2/15/2029
g
138,250
Univision Communications, Inc.
520,000 6.625%,  6/1/2027
g
555,321
VeriSign, Inc.
210,000 4.750%,  7/15/2027 222,863
Verizon Communications, Inc.
98,000 0.750%,  3/22/2024 98,108
133,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
135,993
222,000 0.850%,  11/20/2025 217,255
195,000 2.100%,  3/22/2028 195,817
147,000 3.150%,  3/22/2030 155,045
98,000 2.550%,  3/21/2031 97,911
Viacom, Inc.
118,000 5.875%,  2/28/2057
b
119,925
ViaSat, Inc.
410,000 5.625%,  9/15/2025
g
416,749
VTR Finance NV
190,000 6.375%,  7/15/2028
g,k
205,200
Walt Disney Company
195,000 1.750%,  1/13/2026 199,449
97,000 3.800%,  3/22/2030 108,117

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Communications Services (2.6%) - continued
Ziggo BV
$ 374,000 5.500%,  1/15/2027
g
$ 389,428
Total 21,636,959
Consumer Cyclical (3.4%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
g
442,077
Allied Universal Holdco, LLC
300,000 6.625%,  7/15/2026
g
318,144
Allison Transmission, Inc
410,000 3.750%,  1/30/2031
g
397,187
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 93,382
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027
k
498,000
American Honda Finance
Corporation
49,000 1.200%,  7/8/2025 48,792
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 92,307
Bloomin' Brands, Inc., Convertible
149,000 5.000%,  5/1/2025
g
359,649
BMW Finance NV
109,000 2.250%,  8/12/2022
g
111,567
Booking Holdings, Inc.,
Convertible
74,000 0.900%,  9/15/2021 86,728
Brookfield Residential Properties,
Inc.
620,000 6.250%,  9/15/2027
g
647,125
Burlington Stores, Inc., Convertible
581,000 2.250%,  4/15/2025
g
872,589
Caesars Entertainment, Inc.
95,000 8.125%,  7/1/2027
g
104,761
Carnival Corporation
300,000 11.500%,  4/1/2023
g
343,875
210,000 10.500%,  2/1/2026
g
247,012
100,000 7.625%,  3/1/2026
g
107,430
320,000 5.750%,  3/1/2027
g
328,400
Cedar Fair, LP
380,000 5.250%,  7/15/2029 390,598
Cinemark USA, Inc.
330,000 5.875%,  3/15/2026
g
337,900
Clarios Global, LP
140,000 8.500%,  5/15/2027
g
150,675
Colt Merger Sub, Inc.
620,000 6.250%,  7/1/2025
g
660,929
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 58,901
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
g
148,692
Dana, Inc.
305,000 5.625%,  6/15/2028 326,350
Darden Restaurants, Inc.
195,000 3.850%,  5/1/2027 212,277
Dick's Sporting Goods, Inc.,
Convertible
232,000 3.250%,  4/15/2025
g
531,570
Empire Communities Corporation
290,000 7.000%,  12/15/2025
g
305,587
Principal
Amount Long-Term Fixed Income (54.4%) Value
Consumer Cyclical (3.4%) - continued
Expedia Group, Inc., Convertible
$ 351,000 Zero Coupon,  2/15/2026
g
$ 383,116
Ford Motor Company
170,000 9.000%,  4/22/2025 205,890
100,000 9.625%,  4/22/2030 139,554
355,000 7.450%,  7/16/2031 447,595
Ford Motor Company, Convertible
630,000 Zero Coupon,  3/15/2026
g
636,300
Ford Motor Credit Company, LLC
990,000 4.063%,  11/1/2024 1,038,559
720,000 4.134%,  8/4/2025 753,066
Gap, Inc.
190,000 8.625%,  5/15/2025
g
212,752
General Motors Company
111,000 6.125%,  10/1/2025 130,526
147,000 6.800%,  10/1/2027 182,363
General Motors Financial
Company, Inc.
108,000 3.150%,  6/30/2022 111,040
233,000 3.950%,  4/13/2024 250,764
43,000 2.900%,  2/26/2025 45,085
111,000 2.750%,  6/20/2025 115,873
196,000 5.700%,  9/30/2030
b,i
211,680
Hanesbrands, Inc.
405,000 4.875%,  5/15/2026
g
434,362
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
g
185,090
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
g
276,692
Hilton Domestic Operating
Company, Inc.
760,000 4.875%,  1/15/2030 806,208
Home Depot, Inc.
111,000 3.750%,  2/15/2024 120,501
98,000 2.950%,  6/15/2029 103,901
Hyundai Capital America
78,000 1.800%,  10/15/2025
g
77,921
147,000 3.000%,  2/10/2027
g
152,938
International Game Technology plc
315,000 5.250%,  1/15/2029
g
328,545
KB Home
330,000 4.800%,  11/15/2029 345,675
Kohl's Corporation
199,000 9.500%,  5/15/2025 258,028
98,000 3.375%,  5/1/2031 98,077
L Brands, Inc.
420,000 6.625%,  10/1/2030
g
479,556
100,000 6.875%,  11/1/2035 119,179
Landry's, Inc.
320,000 6.750%,  10/15/2024
g
323,574
Lennar Corporation
65,000 4.125%,  1/15/2022 66,007
6,000 4.875%,  12/15/2023 6,554
58,000 5.875%,  11/15/2024 65,830
110,000 4.750%,  5/30/2025 122,512
Levi Strauss & Company
420,000 3.500%,  3/1/2031
g
405,300
Live Nation Entertainment, Inc.
200,000 3.750%,  1/15/2028
g
197,250
Lowe's Companies, Inc.
111,000 4.000%,  4/15/2025 122,806
98,000 4.500%,  4/15/2030 113,043

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Consumer Cyclical (3.4%) - continued
Marriott International, Inc.
$ 71,000 5.750%,  5/1/2025 $ 81,472
223,000 3.750%,  10/1/2025 238,199
Mattamy Group Corporation
430,000 5.250%,  12/15/2027
g
449,887
McDonald's Corporation
294,000 3.800%,  4/1/2028 325,432
MGM Resorts International
575,000 5.750%,  6/15/2025 626,750
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
g
121,361
O'Reilly Automotive, Inc.
147,000 3.900%,  6/1/2029 161,085
PetSmart, Inc.
230,000 4.750%,  2/15/2028
g
235,223
210,000 7.750%,  2/15/2029
g
227,314
Prime Security Services Borrower,
LLC
650,000 5.750%,  4/15/2026
g
703,332
Procter & Gamble Company
98,000 1.200%,  10/29/2030 90,688
Ralph Lauren Corporation
111,000 1.700%,  6/15/2022 112,761
Real Hero Merger Sub 2, Inc.
210,000 6.250%,  2/1/2029
g
216,825
Realogy Group, LLC
350,000 5.750%,  1/15/2029
g
345,187
Rite Aid Corporation
140,000 7.500%,  7/1/2025
g
145,425
Ross Stores, Inc.
98,000 1.875%,  4/15/2031 91,933
Royal Caribbean Cruises, Ltd.
400,000 9.125%,  6/15/2023
g
440,772
150,000 11.500%,  6/1/2025
g
174,938
150,000 5.500%,  4/1/2028
g
150,750
Scientific Games International, Inc.
470,000 5.000%,  10/15/2025
g
486,779
350,000 7.250%,  11/15/2029
g
379,750
SeaWorld Parks and
Entertainment, Inc.
200,000 9.500%,  8/1/2025
g
217,365
Six Flags Entertainment
Corporation
195,000 5.500%,  4/15/2027
g,k
202,069
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
g
205,438
Staples, Inc.
520,000 7.500%,  4/15/2026
g
548,470
Target Corporation
98,000 2.350%,  2/15/2030 99,357
Tenneco, Inc.
200,000 5.000%,  7/15/2026
k
188,500
TJX Companies, Inc.
111,000 3.500%,  4/15/2025 121,004
Toll Brothers Finance Corporation
222,000 5.875%,  2/15/2022 227,550
Toyota Motor Credit Corporation
112,000 0.450%,  1/11/2024 111,693
151,000 0.800%,  10/16/2025 148,370
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
g
228,732
Under Armour, Inc., Convertible
74,000 1.500%,  6/1/2024
g
144,994
Principal
Amount Long-Term Fixed Income (54.4%) Value
Consumer Cyclical (3.4%) - continued
VF Corporation
$ 116,000 2.050%,  4/23/2022 $ 117,901
Vista Outdoor, Inc.
350,000 4.500%,  3/15/2029
g
346,309
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
217,358
56,000 3.350%,  5/13/2025
g
60,128
Wyndham Destinations, Inc.
250,000 6.625%,  7/31/2026
g
283,838
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
g
151,725
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
g
412,347
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
g
214,706
Total 28,349,933
Consumer Non-Cyclical (3.2%)
Abbott Laboratories
195,000 3.875%,  9/15/2025 216,282
AbbVie, Inc.
108,000 2.900%,  11/6/2022 112,008
107,000 2.800%,  3/15/2023 110,946
457,000 3.600%,  5/14/2025 497,868
195,000 3.200%,  11/21/2029 207,436
Agilent Technologies, Inc
98,000 2.300%,  3/12/2031 95,426
Albertson's Companies, Inc.
610,000 3.500%,  3/15/2029
g
580,500
190,000 4.875%,  2/15/2030
g
195,320
Altria Group, Inc.
119,000 4.400%,  2/14/2026 134,190
98,000 4.800%,  2/14/2029 112,603
Amgen, Inc.
147,000 2.450%,  2/21/2030 148,018
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 124,242
Anheuser-Busch InBev Worldwide,
Inc.
106,000 4.150%,  1/23/2025 117,798
195,000 4.750%,  1/23/2029 227,867
Anthem, Inc.
166,000 2.375%,  1/15/2025 173,490
98,000 2.550%,  3/15/2031 98,016
Aramark Services, Inc.
180,000 6.375%,  5/1/2025
g
190,800
AstraZeneca plc
194,000 0.700%,  4/8/2026 186,847
BAT Capital Corporation
89,000 3.222%,  8/15/2024 94,817
BAT International Finance plc
111,000 1.668%,  3/25/2026 109,865
Bausch Health Companies, Inc.
120,000 5.000%,  1/30/2028
g
121,500
450,000 5.000%,  2/15/2029
g
446,906
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 150,698
Boston Scientific Corporation
144,000 3.450%,  3/1/2024 154,584
Bristol-Myers Squibb Company
195,000 3.200%,  6/15/2026 212,111
146,000 3.900%,  2/20/2028 164,235

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Consumer Non-Cyclical (3.2%) - continued
Bunge, Ltd. Finance Corporation
$ 94,000 1.630%,  8/17/2025 $ 94,041
Callaway Golf Company,
Convertible
44,000 2.750%,  5/1/2026
g
75,295
Cargill, Inc.
114,000 1.375%,  7/23/2023
g
116,342
Centene Corporation
172,000 5.375%,  8/15/2026
g
181,443
150,000 4.250%,  12/15/2027 157,781
165,000 4.625%,  12/15/2029 178,580
610,000 3.000%,  10/15/2030 608,987
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 353,500
Cigna Corporation
156,000 4.125%,  11/15/2025 173,941
Coca-Cola Company
147,000 1.500%,  3/5/2028 144,536
Community Health Systems, Inc.
140,000 5.625%,  3/15/2027
g
146,650
200,000 6.000%,  1/15/2029
g
211,500
370,000 6.875%,  4/15/2029
g
387,342
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 130,119
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 204,248
CVS Health Corporation
108,000 2.750%,  12/1/2022 111,540
149,000 4.100%,  3/25/2025
k
165,057
196,000 4.300%,  3/25/2028 222,574
98,000 3.750%,  4/1/2030 106,905
DaVita, Inc.
470,000 4.625%,  6/1/2030
g
478,864
Diageo Capital plc
133,000 1.375%,  9/29/2025 134,235
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
g
211,200
Encompass Health Corporation
550,000 4.500%,  2/1/2028 563,266
Endo Finance, LLC
190,000 9.500%,  7/31/2027
g
206,388
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
g
336,173
Estee Lauder Companies, Inc.
98,000 1.950%,  3/15/2031 94,975
General Mills, Inc.
97,000 4.200%,  4/17/2028 109,555
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 156,290
H. J. Heinz Company
100,000 5.200%,  7/15/2045 115,656
HCA, Inc.
1,160,000 5.375%,  2/1/2025 1,293,997
244,000 5.250%,  6/15/2026 280,443
HLF Financing SARL, LLC
300,000 7.250%,  8/15/2026
g
314,250
Illumina, Inc.
350,000 9.000%,  7/1/2028
g
393,855
Illumina, Inc., Convertible
44,000 0.500%,  6/15/2021 66,165
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
g
110,964
Principal
Amount Long-Term Fixed Income (54.4%) Value
Consumer Non-Cyclical (3.2%) - continued
Ionis Pharmaceuticals, Inc.,
Convertible
$ 119,000 0.125%,  12/15/2024 $ 113,607
JBS Investments II GmbH
90,000 5.750%,  1/15/2028
g
94,950
JBS USA, LLC
430,000 5.500%,  1/15/2030
g
475,900
Keurig Dr Pepper, Inc.
195,000 2.250%,  3/15/2031 191,718
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 562,701
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 561,166
550,000 3.750%,  4/1/2030 583,741
230,000 4.250%,  3/1/2031 253,215
Kroger Company
98,000 4.500%,  1/15/2029 113,594
Mattel, Inc.
375,000 3.375%,  4/1/2026
g
387,165
McKesson Corporation
111,000 0.900%,  12/3/2025 108,693
97,000 3.950%,  2/16/2028 108,440
Medtronic, Inc.
40,000 3.500%,  3/15/2025 43,873
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
g
360,136
MPH Acquisition Holdings, LLC
220,000 5.750%,  11/1/2028
g,k
214,500
Mylan, Inc.
73,000 4.200%,  11/29/2023 78,755
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 117,376
209,000 3.000%,  11/20/2025 225,620
Ortho-Clinical Diagnostics, Inc.
210,000 7.250%,  2/1/2028
g
230,089
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
g
498,506
PepsiCo, Inc.
147,000 1.625%,  5/1/2030 140,528
Philip Morris International, Inc.
209,000 1.500%,  5/1/2025 211,842
Pilgrim's Pride Corporation
200,000 5.875%,  9/30/2027
g
214,340
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,g,i
258,300
Royalty Pharma plc
222,000 1.200%,  9/2/2025
g
217,408
Scotts Miracle-Gro Company
480,000 4.500%,  10/15/2029 494,856
SEG Holding, LLC
400,000 5.625%,  10/15/2028
g
419,000
Simmons Foods, Inc.
200,000 4.625%,  3/1/2029
g
201,754
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
g
253,200
150,000 5.500%,  7/15/2030
g
160,500
Stryker Corporation
97,000 3.650%,  3/7/2028 107,154
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
g
301,475
Sysco Corporation
175,000 5.650%,  4/1/2025 203,491
98,000 5.950%,  4/1/2030 122,459

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Consumer Non-Cyclical (3.2%) - continued
Teleflex, Inc.
$ 725,000 4.875%,  6/1/2026 $ 743,125
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 244,966
700,000 5.125%,  11/1/2027
g
731,990
140,000 6.125%,  10/1/2028
g
146,125
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,935
440,000 2.800%,  7/21/2023 438,042
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 124,370
United Natural Foods, Inc.
290,000 6.750%,  10/15/2028
g
309,938
UnitedHealth Group, Inc.
245,000 3.850%,  6/15/2028 275,040
Upjohn, Inc.
111,000 1.650%,  6/22/2025
g
111,392
VRX Escrow Corporation
1,075,000 6.125%,  4/15/2025
g
1,102,090
Winnebago Industries, Inc.,
Convertible
308,000 1.500%,  4/1/2025 426,580
Zoetis, Inc.
109,000 3.250%,  2/1/2023 113,592
146,000 3.900%,  8/20/2028 162,348
Total 27,232,615
Energy (2.7%)
Antero Midstream Partners, LP
150,000 5.750%,  3/1/2027
g
150,033
Antero Resources Corporation
285,000 5.000%,  3/1/2025
k
285,219
Apache Corporation
310,000 4.375%,  10/15/2028 309,070
240,000 5.100%,  9/1/2040 234,600
Archrock Partners, LP
290,000 6.250%,  4/1/2028
g
294,582
BP Capital Markets America, Inc.
79,000 2.520%,  9/19/2022 81,237
114,000 2.937%,  4/6/2023 119,740
235,000 4.234%,  11/6/2028 266,607
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,i
257,100
Buckeye Partners, LP
120,000 4.125%,  3/1/2025
g
122,435
280,000 3.950%,  12/1/2026 276,769
Canadian Natural Resources, Ltd.
244,000 2.050%,  7/15/2025 246,731
Cenovus Energy, Inc.
267,000 5.375%,  7/15/2025 300,058
Centennial Resource Production,
LLC
290,000 6.875%,  4/1/2027
g,k
258,100
Cheniere Corpus Christi Holdings,
LLC
200,000 5.875%,  3/31/2025 227,912
Cheniere Energy Partners, LP
720,000 5.625%,  10/1/2026 752,904
Cheniere Energy, Inc., Convertible
77,000 4.250%,  3/15/2045 62,907
Chevron Corporation
56,000 1.141%,  5/11/2023 56,972
Principal
Amount Long-Term Fixed Income (54.4%) Value
Energy (2.7%) - continued
$ 111,000 1.554%,  5/11/2025 $ 113,265
Chevron USA, Inc.
115,000 3.900%,  11/15/2024 126,624
Cimarex Energy Company
195,000 4.375%,  6/1/2024 212,076
CNX Resources Corporation
175,000 6.000%,  1/15/2029
g
181,856
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 217,000
Continental Resources, Inc.
36,000 4.500%,  4/15/2023 37,285
150,000 4.375%,  1/15/2028
k
157,725
200,000 5.750%,  1/15/2031
g
225,972
Devon Energy Corporation
69,000 5.850%,  12/15/2025 80,456
Diamondback Energy, Inc.
74,000 2.875%,  12/1/2024 78,036
49,000 3.125%,  3/24/2031 48,919
Enagas SA
430,000 5.500%,  1/15/2028
g
419,960
Enbridge, Inc.
98,000 3.700%,  7/15/2027 106,578
887,000 6.250%,  3/1/2078
b
928,602
Encana Corporation
150,000 6.625%,  8/15/2037 180,384
Endeavor Energy Resources, LP
210,000 5.750%,  1/30/2028
g
221,827
Energean Israel Finance, Ltd.
290,000 4.500%,  3/30/2024
g
291,473
Energy Transfer Operating, LP
80,000 4.200%,  9/15/2023 85,670
220,000 5.875%,  1/15/2024 244,898
264,000 6.625%,  2/15/2028
b,i
233,640
147,000 3.750%,  5/15/2030 151,552
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 299,469
185,000 5.600%,  4/1/2044 153,550
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 109,291
430,000 4.875%,  8/16/2077
b
404,379
EOG Resources, Inc.
74,000 2.625%,  3/15/2023 76,818
EQM Midstream Partners, LP
350,000 6.500%,  7/1/2027
g
380,538
150,000 6.500%,  7/15/2048 149,625
EQT Corporation
445,000 3.900%,  10/1/2027 453,900
EQT Corporation, Convertible
223,000 1.750%,  5/1/2026
g
327,542
Equinor ASA
70,000 2.875%,  4/6/2025 74,744
Exxon Mobil Corporation
195,000 2.992%,  3/19/2025 208,959
Genesis Energy, LP
150,000 6.500%,  10/1/2025 147,038
Harvest Midstream, LP
370,000 7.500%,  9/1/2028
g
397,639
Hess Corporation
74,000 3.500%,  7/15/2024 78,072
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
g
257,500

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Energy (2.7%) - continued
Hilcorp Energy I, LP
$ 300,000 5.750%,  2/1/2029
g
$ 302,625
Kinder Morgan Energy Partners,
LP
145,000 3.450%,  2/15/2023 151,810
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 107,880
Marathon Petroleum Corporation
53,000 4.750%,  12/15/2023 58,211
111,000 4.700%,  5/1/2025 124,754
MPLX, LP
243,000 1.750%,  3/1/2026 243,371
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 274,400
Nabors Industries, Ltd.
235,000 7.250%,  1/15/2026
g
195,050
National Fuel Gas Company
195,000 5.500%,  1/15/2026 222,854
Newfield Exploration Company
372,000 5.625%,  7/1/2024 408,949
NGL Energy Operating, LLC
200,000 7.500%,  2/1/2026
g
205,500
NGL Energy Partners, LP
200,000 7.500%,  11/1/2023 193,000
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 385,387
Occidental Petroleum Corporation
180,000 3.450%,  7/15/2024 180,000
590,000 2.900%,  8/15/2024 583,534
210,000 3.400%,  4/15/2026 203,910
95,000 8.500%,  7/15/2027 112,575
360,000 3.500%,  8/15/2029 337,788
200,000 6.450%,  9/15/2036 220,752
500,000 4.400%,  4/15/2046 428,220
ONEOK, Inc.
146,000 2.200%,  9/15/2025 148,654
Ovintiv, Inc.
100,000 7.375%,  11/1/2031 127,199
PBF Holding Company, LLC
290,000 9.250%,  5/15/2025
g
296,076
PDC Energy, Inc., Convertible
17,000 1.125%,  9/15/2021 16,851
Pioneer Natural Resources
Company
146,000 1.900%,  8/15/2030 135,497
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025
g
291,276
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,i
89,382
238,000 4.650%,  10/15/2025 260,781
Range Resources Corporation
150,000 9.250%,  2/1/2026 162,978
150,000 8.250%,  1/15/2029
g
160,500
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 161,271
Schlumberger Finance Canada,
Ltd.
111,000 1.400%,  9/17/2025 111,094
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
g
67,774
Principal
Amount Long-Term Fixed Income (54.4%) Value
Energy (2.7%) - continued
Shell International Finance BV
$ 71,000 2.375%,  4/6/2025 $ 74,838
Southwestern Energy Company
330,000 7.500%,  4/1/2026
k
349,147
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 119,609
Sunoco, LP
370,000 5.875%,  3/15/2028 387,253
Targa Resources Partners, LP
160,000 5.375%,  2/1/2027 165,930
100,000 5.000%,  1/15/2028 104,125
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
e,g
283,388
Transocean Guardian, Ltd.
242,875 5.875%,  1/15/2024
g
212,516
Transocean Proteus, Ltd.
108,000 6.250%,  12/1/2024
g
102,600
USA Compression Partners, LP
150,000 6.875%,  4/1/2026 153,844
Vine Energy Holdings, LLC
185,000 6.750%,  4/15/2029
e,g
185,000
W&T Offshore, Inc.
340,000 9.750%,  11/1/2023
g
300,798
Weatherford International, Ltd.
300,000 8.750%,  9/1/2024
g
313,830
250,000 11.000%,  12/1/2024
g
240,000
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 112,753
Western Midstream Operating, LP
210,000 4.350%,  2/1/2025 217,350
300,000 3.950%,  6/1/2025 308,103
160,000 5.500%,  8/15/2048 157,459
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 95,788
Williams Partners, LP
90,000 4.500%,  11/15/2023 98,009
WPX Energy, Inc.
111,000 5.250%,  9/15/2024 123,071
Total 23,241,152
Financials (6.5%)
ACE INA Holdings, Inc.
70,000 2.875%,  11/3/2022 72,401
AerCap Ireland Capital DAC
90,000 3.150%,  2/15/2024 93,775
150,000 6.500%,  7/15/2025 174,867
Air Lease Corporation
220,000 4.650%,  6/15/2026
b,i
217,250
Aircastle, Ltd.
185,000 5.000%,  4/1/2023 197,183
Ally Financial, Inc.
430,000 5.750%,  11/20/2025 488,513
98,000 8.000%,  11/1/2031 136,482
American Express Company
55,000 3.700%,  8/3/2023 58,868
113,000 3.400%,  2/22/2024 121,606
American International Group, Inc.
196,000 4.200%,  4/1/2028 220,114
Ares Capital Corporation
57,000 4.250%,  3/1/2025 61,151
226,000 3.875%,  1/15/2026 238,179

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
Ares Capital Corporation,
Convertible
$ 158,000 4.625%,  3/1/2024 $ 171,730
Athene Global Funding
165,000 4.000%,  1/25/2022
g,k
169,796
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,g
223,238
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
g
167,721
Avolon Holdings Funding, Ltd.
57,000 5.250%,  5/15/2024
g
61,567
89,000 4.250%,  4/15/2026
g
93,220
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 4/19/2021
b,i,k
243,660
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
g
75,228
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
208,009
328,000 3.550%,  3/5/2024
b
346,064
244,000 4.200%,  8/26/2024 269,121
240,000 6.100%,  9/5/2024
b,i
266,400
800,000 6.250%,  3/5/2025
b,i
885,440
113,000 3.458%,  3/15/2025
b
121,336
279,000 1.319%,  6/19/2026
b
278,149
223,000 1.197%,  10/24/2026
b
220,109
480,000 5.875%,  3/15/2028
b,i
523,522
294,000 3.593%,  7/21/2028
b
319,078
392,000 3.974%,  2/7/2030
b
435,075
Bank of Montreal
247,000 3.300%,  2/5/2024 264,940
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,i
130,014
150,000 3.400%,  1/29/2028 164,042
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,i
382,727
98,000 1.050%,  3/2/2026 96,442
Barclays plc
283,000 4.338%,  5/16/2024
b
303,031
195,000 8.000%,  6/15/2024
b,i
216,450
111,000 4.375%,  9/11/2024 121,321
134,000 2.852%,  5/7/2026
b
140,277
145,000 4.972%,  5/16/2029
b
166,727
BB&T Corporation
105,000 2.500%,  8/1/2024 110,548
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,g
148,425
Boston Properties, LP
98,000 2.550%,  4/1/2032 93,950
BPCE SA
110,000 3.000%,  5/22/2022
g
113,161
114,000 2.375%,  1/14/2025
g
117,777
Brixmor Operating Partnership, LP
98,000 2.250%,  4/1/2028 96,159
Burford Capital Global Finance,
LLC
160,000 6.250%,  4/15/2028
e,g
164,000
Canadian Imperial Bank of
Commerce
114,000 2.250%,  1/28/2025 118,220
CANPACK SA
390,000 3.125%,  11/1/2025
g
395,850
Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
Capital One Bank USA NA
$ 165,000 3.375%,  2/15/2023 $ 173,314
171,000 2.280%,  1/28/2026
b
175,522
Cascades USA, Inc.
280,000 5.125%,  1/15/2026
g
297,150
Central Fidelity Capital Trust I
445,000
1.241%,  (LIBOR 3M +
1.000%), 4/15/2027
b
425,213
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,i
486,055
440,000 4.000%,  6/1/2026
b,i
446,512
147,000 2.000%,  3/20/2028 147,653
Chobani, LLC
400,000 4.625%,  11/15/2028
g
408,000
CIT Group, Inc.
195,000 5.250%,  3/7/2025 219,619
Citigroup, Inc.
108,000 2.750%,  4/25/2022 110,564
480,000 5.950%,  1/30/2023
b,i
503,583
496,000 5.000%,  9/12/2024
b,i
511,029
336,000 3.352%,  4/24/2025
b
359,590
91,000 5.950%,  5/15/2025
b,i
98,052
274,000 5.500%,  9/13/2025 317,586
230,000 4.000%,  12/10/2025
b,i
232,242
575,000 3.875%,  2/18/2026
b,i
572,315
338,000 1.122%,  1/28/2027
b
330,622
391,000 4.075%,  4/23/2029
b
434,988
CNA Financial Corporation
126,000 3.950%,  5/15/2024 136,876
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,i
132,150
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
g
113,608
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 227,429
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,g
110,070
Corporate Office Properties, LP
111,000 2.250%,  3/15/2026 112,795
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
g
316,200
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,g,i
236,180
98,000 3.250%,  1/14/2030
g
100,745
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
g
175,960
110,000 7.500%,  12/11/2023
b,g,i
119,056
117,000 2.593%,  9/11/2025
b,g
121,326
115,000 2.193%,  6/5/2026
b,g
116,870
96,000 3.869%,  1/12/2029
b,g
102,938
Dai-ichi Life Insurance Company,
Ltd.
693,000 5.100%,  10/28/2024
b,g,i,k
766,631
Danske Bank AS
177,000 5.000%,  1/12/2023
b,g
182,626
Deutsche Bank AG
200,000 6.000%,  10/30/2025
b,i
202,500
332,000 2.129%,  11/24/2026
b
332,835
Digital Realty Trust, LP
147,000 3.700%,  8/15/2027 162,052
Discover Bank
196,000 4.682%,  8/9/2028
b
209,054

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 410,000 3.875%,  2/15/2026
g
$ 420,560
Duke Realty, LP
147,000 4.000%,  9/15/2028 163,057
ESH Hospitality, Inc.
280,000 5.250%,  5/1/2025
g
285,600
150,000 4.625%,  10/1/2027
g
158,646
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 192,191
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,i
254,880
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 106,780
First Horizon National Corporation
134,000 3.550%,  5/26/2023 141,649
FNB Corporation
229,000 2.200%,  2/24/2023 233,469
Fortress Transportation
200,000 6.500%,  10/1/2025
g
209,000
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 469,476
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025
g
216,236
49,000 4.050%,  5/15/2027
g
54,599
98,000 4.400%,  5/15/2030
g
110,951
Global Net Lease, Inc.
280,000 3.750%,  12/15/2027
g
272,923
Goldman Sachs Group, Inc.
222,000 0.627%,  11/17/2023
b
222,040
623,000 5.500%,  8/10/2024
b,i
672,840
111,000 3.500%,  4/1/2025 120,259
176,000 3.272%,  9/29/2025
b
188,860
167,000 4.250%,  10/21/2025 186,406
166,000 0.855%,  2/12/2026
b
163,162
196,000 3.814%,  4/23/2029
b
214,742
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
260,000 4.125%,  9/1/2022 535,938
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 101,660
Healthpeak Properties, Inc.
97,000 4.000%,  6/1/2025 107,219
HSBC Holdings plc
216,000 6.875%,  6/1/2021
b,i
217,879
109,000 3.803%,  3/11/2025
b
117,704
110,000 6.375%,  3/30/2025
b,i
121,220
141,000 2.633%,  11/7/2025
b
147,360
133,000 1.589%,  5/24/2027
b
130,888
248,000 6.500%,  3/23/2028
b,i
278,070
273,000 4.583%,  6/19/2029
b
306,797
360,000 4.600%,  12/17/2030
b,i
355,950
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,i
374,832
Icahn Enterprises, LP
430,000 6.375%,  12/15/2025 443,975
200,000 6.250%,  5/15/2026 209,500
ING Groep NV
200,000 1.726%,  4/1/2027
b,e
200,116
Intercontinental Exchange, Inc.
111,000 0.700%,  6/15/2023 111,298
Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
Iron Mountain, Inc.
$ 855,000 4.875%,  9/15/2027
g
$ 874,772
iStar, Inc.
300,000 4.250%,  8/1/2025 302,070
iStar, Inc., Convertible
159,000 3.125%,  9/15/2022 209,482
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,i
246,187
240,000 6.000%,  8/1/2023
b,i
251,576
240,000 6.750%,  2/1/2024
b,i
262,800
97,000 1.514%,  6/1/2024
b
99,013
382,000 5.000%,  8/1/2024
b,i
394,892
245,000 3.875%,  9/10/2024 268,594
476,000 4.023%,  12/5/2024
b
516,423
726,000 4.600%,  2/1/2025
b,i
734,168
111,000 2.083%,  4/22/2026
b
114,004
277,000 1.045%,  11/19/2026
b
270,548
294,000 4.005%,  4/23/2029
b
327,863
392,000 4.493%,  3/24/2031
b
451,652
KeyBank NA
147,000 3.900%,  4/13/2029 160,632
Kilroy Realty, LP
125,000 4.375%,  10/1/2025 137,424
Lincoln National Corporation
98,000 3.800%,  3/1/2028 108,302
235,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
201,484
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 244,235
100,000 7.500%,  6/27/2024
b,i
111,500
195,000 1.627%,  5/11/2027
b
193,582
590,000 6.657%,  5/21/2037
b,g,i
761,100
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
g
241,800
Mastercard, Inc.
98,000 1.900%,  3/15/2031 96,327
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,i
247,800
480,000 5.875%,  3/15/2028
b,i
531,600
MGIC Investment Corporation,
Convertible
393,000 9.000%,  4/1/2063
g
527,603
MGM Growth Properties Operating
Partnership, LP
420,000 4.625%,  6/15/2025
g
442,974
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 219,176
Mitsubishi UFJ Financial Group,
Inc.
163,000 2.623%,  7/18/2022 167,500
113,000 3.407%,  3/7/2024 121,331
134,000 1.412%,  7/17/2025 133,908
147,000 3.741%,  3/7/2029 159,625
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
167,439
147,000 3.153%,  7/16/2030
b
153,685
Morgan Stanley
64,000 4.875%,  11/1/2022 68,234
234,000 4.100%,  5/22/2023 250,223
111,000 0.560%,  11/10/2023
b
111,036
114,000 2.720%,  7/22/2025
b
120,261
78,000 5.000%,  11/24/2025 89,644
226,000 2.188%,  4/28/2026
b
233,510
111,000 0.985%,  12/10/2026
b
108,346

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
$ 294,000 3.622%,  4/1/2031
b
$ 319,209
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026 278,775
60,000 4.625%,  8/1/2029 63,122
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 96,096
Natwest Group plc
110,000 6.125%,  12/15/2022 119,298
26,000 6.100%,  6/10/2023 28,773
98,000 4.892%,  5/18/2029
b
111,646
NFP Corporation
120,000 6.875%,  8/15/2028
g
124,500
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
b,g
530,400
363,000 3.400%,  1/23/2050
b,g
369,353
Omega Healthcare Investors, Inc.
110,000 5.250%,  1/15/2026 124,349
95,000 4.750%,  1/15/2028 104,344
Owl Rock Technology Finance
Corporation
147,000 3.750%,  6/17/2026
g
150,330
Park Aerospace Holdings, Ltd.
57,000 4.500%,  3/15/2023
g
59,530
PayPal Holdings, Inc.
144,000 1.650%,  6/1/2025 146,650
97,000 2.850%,  10/1/2029 101,058
Pebblebrook Hotel Trust,
Convertible
382,000 1.750%,  12/15/2026 446,940
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
g
239,063
Pine Street Trust I
98,000 4.572%,  2/15/2029
g
110,117
Playtika Holding Corporation
90,000 4.250%,  3/15/2029
g
88,668
PNC Bank NA
98,000 2.700%,  10/22/2029 100,164
Provident Financing Trust I
112,000 7.405%,  3/15/2038 129,058
Prudential Financial, Inc.
245,000 5.625%,  6/15/2043
b
262,552
589,000 5.200%,  3/15/2044
b
627,188
120,000 3.700%,  10/1/2050
b
121,344
Quicken Loans, LLC
240,000 3.625%,  3/1/2029
g
231,000
Regions Financial Corporation
112,000 3.800%,  8/14/2023 120,131
240,000 5.750%,  6/15/2025
b,i
264,300
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 177,453
Royal Bank of Scotland Group plc
240,000 8.625%,  8/15/2021
b,i
245,700
135,000 4.269%,  3/22/2025
b
147,267
94,000 3.754%,  11/1/2029
b
99,906
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 210,044
Santander UK Group Holdings plc
147,000 3.823%,  11/3/2028
b
160,498
Service Properties Trust
250,000 4.500%,  6/15/2023 253,965
130,000 4.750%,  10/1/2026 126,750
200,000 5.500%,  12/15/2027 211,547
Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
Simon Property Group, LP
$ 155,000 2.000%,  9/13/2024 $ 160,420
98,000 2.650%,  7/15/2030 98,232
Societe Generale SA
141,000 2.625%,  10/16/2024
g
147,117
240,000 8.000%,  9/29/2025
b,g,i
281,472
133,000 1.488%,  12/14/2026
b,g
130,688
Springleaf Finance Corporation
770,000 6.875%,  3/15/2025 875,817
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,g
168,060
133,000 0.991%,  1/12/2025
b,g
132,248
Starwood Property Trust, Inc.,
Convertible
134,000 4.375%,  4/1/2023 139,615
State Street Corporation
118,000 2.354%,  11/1/2025
b
124,115
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 111,193
141,000 2.448%,  9/27/2024 147,719
147,000 3.544%,  1/17/2028 159,044
147,000 2.142%,  9/23/2030 137,804
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
g
109,191
Summit Hotel Properties, Inc.,
Convertible
176,000 1.500%,  2/15/2026 193,930
Synchrony Financial
115,000 4.250%,  8/15/2024 125,098
195,000 3.700%,  8/4/2026 209,828
Truist Bank
99,000 2.250%,  3/11/2030 96,599
Truist Financial Corporation
540,000 4.950%,  9/1/2025
b,i
585,225
UBS Group AG
92,000 1.364%,  1/30/2027
b,g
90,661
USB Realty Corporation
496,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
384,400
Ventas Realty, LP
110,000 3.750%,  5/1/2024 118,688
VEREIT Operating Partnership, LP
147,000 3.950%,  8/15/2027 161,308
VICI Properties, LP
180,000 4.250%,  12/1/2026
g
184,155
110,000 3.750%,  2/15/2027
g
110,000
180,000 4.625%,  12/1/2029
g
186,725
Wachovia Capital Trust II
220,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
210,869
Wells Fargo & Company
220,000 4.125%,  8/15/2023 238,002
100,000 1.654%,  6/2/2024
b
102,154
233,000 2.406%,  10/30/2025
b
243,376
335,000 3.900%,  3/15/2026
b,i
338,317
169,000 2.188%,  4/30/2026
b
174,422
196,000 4.478%,  4/4/2031
b
225,707
Welltower, Inc.
98,000 2.800%,  6/1/2031 97,405
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
156,968

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Financials (6.5%) - continued
Willis North America, Inc.
$ 196,000 4.500%,  9/15/2028 $ 222,893
Total 55,464,033
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
g
135,035
Total 135,035
Mortgage-Backed Securities (18.8%)
Federal Home Loan Mortgage
Corporation
2,274,467
3.500%,  8/15/2035, Ser.
345, Class C8
j
261,462
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,384,889 3.000%,  3/25/2050 3,532,729
2,025,299 3.000%,  4/1/2050 2,115,094
863,349 3.500%,  7/1/2047 916,531
Federal National Mortgage
Association
764,393 4.500%,  5/1/2048 834,340
1,337,035 3.500%,  10/1/2048 1,412,216
540,273 3.500%,  6/1/2049 571,860
1,521,530 3.500%,  8/1/2049 1,610,190
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
12,850,000 1.500%,  4/1/2036
e
12,908,014
28,650,000 2.000%,  4/1/2036
e
29,402,707
21,000,000 2.500%,  4/1/2036
e
21,849,023
500,000 1.500%,  5/1/2036
e
501,471
14,350,000 2.000%,  5/1/2036
e
14,708,925
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
9,125,000 2.000%,  4/1/2051
e
9,107,891
25,538,000 2.500%,  4/1/2051
e
26,206,377
14,675,000 2.000%,  5/1/2051
e
14,620,542
16,627,000 2.500%,  5/1/2051
e
17,026,438
1,719,493 4.000%,  7/1/2048 1,845,568
Total 159,431,378
Technology (1.8%)
Akamai Technologies, Inc.,
Convertible
625,000 0.375%,  9/1/2027 677,734
Apple, Inc.
259,000 3.450%,  5/6/2024 281,424
111,000 0.700%,  2/8/2026 108,869
294,000 2.200%,  9/11/2029 297,901
Baidu, Inc.
137,000 3.075%,  4/7/2025 144,188
Banff Merger Sub, Inc.
140,000 9.750%,  9/1/2026
g
149,100
Broadcom Corporation
196,000 3.125%,  1/15/2025 208,547
147,000 3.875%,  1/15/2027 159,628
Broadcom, Inc.
195,000 5.000%,  4/15/2030 222,245
Principal
Amount Long-Term Fixed Income (54.4%) Value
Technology (1.8%) - continued
CommScope Technologies
Finance, LLC
$ 438,000 6.000%,  6/15/2025
g
$ 446,782
CommScope, Inc.
210,000 7.125%,  7/1/2028
g
223,037
Dell International, LLC
147,000 5.850%,  7/15/2025
g
171,372
147,000 5.300%,  10/1/2029
g
171,955
Diamond 1 Finance Corporation
210,000 5.450%,  6/15/2023
g
229,500
Diamond Sports Group, LLC
530,000 6.625%,  8/15/2027
g
275,600
Fiserv, Inc.
156,000 2.750%,  7/1/2024 164,848
196,000 4.200%,  10/1/2028 220,859
Gartner, Inc.
100,000 4.500%,  7/1/2028
g
103,125
315,000 3.750%,  10/1/2030
g
312,395
Global Payments, Inc.
52,000 2.650%,  2/15/2025 54,635
98,000 3.200%,  8/15/2029 103,215
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 109,183
92,000 4.450%,  10/2/2023 99,965
Intuit, Inc.
111,000 0.950%,  7/15/2025 110,138
J2 Global, Inc., Convertible
309,000 1.750%,  11/1/2026
g
362,109
283,000 3.250%,  6/15/2029 500,379
Lumentum Holdings, Inc.,
Convertible
308,000 0.250%,  3/15/2024 493,402
Marvell Technology Group, Ltd.
112,000 4.200%,  6/22/2023 119,838
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 345,800
Micron Technology, Inc.
98,000 4.975%,  2/6/2026 112,141
NCR Corporation
550,000 6.125%,  9/1/2029
g
582,313
NortonLifeLock, Inc., Convertible
62,000 2.000%,  8/15/2022
g
72,199
Nuance Communications, Inc.,
Convertible
468,000 1.250%,  4/1/2025 1,063,249
NVIDIA Corporation
49,000 2.850%,  4/1/2030 51,460
NXP Funding, LLC
92,000 4.875%,  3/1/2024
g
102,254
56,000 2.700%,  5/1/2025
g
58,731
98,000 4.300%,  6/18/2029
g
109,606
ON Semiconductor Corporation,
Convertible
630,000 1.625%,  10/15/2023 1,306,069
Open Text Corporation
270,000 4.125%,  2/15/2030
g
273,696
Oracle Corporation
60,000 2.500%,  5/15/2022 61,171
245,000 2.500%,  4/1/2025 257,426
98,000 2.950%,  4/1/2030 101,052

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Technology (1.8%) - continued
Panasonic Corporation
$ 163,000 2.536%,  7/19/2022
g
$ 166,816
PTC, Inc.
160,000 3.625%,  2/15/2025
g
164,200
Qorvo, Inc.
250,000 3.375%,  4/1/2031
g
244,973
Rackspace Technology Global,
Inc.
250,000 5.375%,  12/1/2028
g,k
254,206
Seagate HDD Cayman
116,000 4.250%,  3/1/2022
k
119,190
380,000 3.375%,  7/15/2031
g
365,351
Sensata Technologies, Inc.
530,000 3.750%,  2/15/2031
g
522,548
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
g
103,750
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
g
660,331
Switch, Ltd.
310,000 3.750%,  9/15/2028
g
305,263
Tencent Holdings, Ltd.
134,000 1.810%,  1/26/2026
g
134,415
Teradyne, Inc., Convertible
148,000 1.250%,  12/15/2023 569,245
Texas Instruments, Inc.
167,000 1.375%,  3/12/2025 169,914
Verint Systems, Inc., Convertible
282,000 1.500%,  6/1/2021 317,616
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 311,025
Total 15,427,983
Transportation (0.7%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
226,315
Air Lease Corporation
114,000 2.300%,  2/1/2025 116,440
98,000 3.125%,  12/1/2030 97,709
Air Transport Services Group, Inc.,
Convertible
150,000 1.125%,  10/15/2024 167,625
American Airlines, Inc.
260,000 11.750%,  7/15/2025
g
321,617
430,000 5.500%,  4/20/2026
g
447,497
70,000 5.750%,  4/20/2029
g
74,456
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
g
258,606
Boeing Company
10,000 1.950%,  2/1/2024 10,246
CSX Corporation
98,000 4.250%,  3/15/2029 111,301
Delta Air Lines, Inc.
285,000 7.000%,  5/1/2025
g
328,308
222,697 4.500%,  10/20/2025
g
237,706
Hawaiian Brand Intellectual
Property, Ltd.
320,000 5.750%,  1/20/2026
g
340,032
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 72,245
Meritor, Inc., Convertible
609,000 3.250%,  10/15/2037 713,672
Principal
Amount Long-Term Fixed Income (54.4%) Value
Transportation (0.7%) - continued
Mileage Plus Holdings, LLC
$ 300,000 6.500%,  6/20/2027
g
$ 328,875
Penske Truck Leasing Company,
LP
113,000 3.375%,  2/1/2022
g
115,086
111,000 1.200%,  11/15/2025
g
109,033
Southwest Airlines Company
56,000 4.750%,  5/4/2023 60,463
100,000 5.125%,  6/15/2027 114,967
Southwest Airlines Company,
Convertible
463,000 1.250%,  5/1/2025 794,913
Union Pacific Corporation
124,000 3.750%,  7/15/2025 136,205
98,000 2.150%,  2/5/2027 100,657
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 70,963
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
g
305,244
129,000 6.750%,  8/15/2024
g
135,289
Total 5,795,470
U.S. Government & Agencies (2.4%)
U.S. Treasury Bonds
775,000 1.125%,  2/15/2031 732,254
U.S. Treasury Notes
1,780,000 0.375%,  3/31/2022 1,785,284
2,490,000 0.125%,  2/28/2023 2,488,444
2,070,000 0.125%,  2/15/2024 2,058,841
9,250,000 0.500%,  3/31/2025 9,191,103
1,680,000 0.500%,  2/28/2026 1,647,188
1,010,000 0.500%,  4/30/2027 967,312
1,360,000 1.125%,  2/29/2028 1,336,200
Total 20,206,626
Utilities (1.0%)
Ameren Corporation
98,000 1.750%,  3/15/2028 94,724
Berkshire Hathaway Energy
Company
136,000 4.050%,  4/15/2025 150,061
Calpine Corporation
450,000 4.500%,  2/15/2028
g
453,780
CenterPoint Energy Houston
Electric, LLC
98,000 2.350%,  4/1/2031 98,028
CenterPoint Energy, Inc.
110,000 2.500%,  9/1/2022 112,963
105,000 2.500%,  9/1/2024 110,094
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 117,147
375,000 4.650%,  12/15/2024
b,i
394,800
98,000 3.375%,  4/1/2030 104,343
DTE Energy Company
98,000 3.800%,  3/15/2027 107,933
Duke Energy Corporation
110,000 4.875%,  9/16/2024
b,i
116,215
195,000 3.150%,  8/15/2027 207,725
Edison International
118,000 4.950%,  4/15/2025 131,713
Entergy Corporation
111,000 0.900%,  9/15/2025 108,393
97,000 1.900%,  6/15/2028 94,736

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.4%) Value
Utilities (1.0%) - continued
Evergy, Inc.
$ 106,000 2.450%,  9/15/2024 $ 110,981
Exelon Corporation
98,000 4.050%,  4/15/2030 109,199
FirstEnergy Corporation
163,000 2.850%,  7/15/2022 165,445
Florida Power & Light Company
111,000 2.850%,  4/1/2025 118,473
Georgia Power Company
72,000 2.100%,  7/30/2023 74,317
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
g
440,475
NextEra Energy Partners, LP,
Convertible
310,000 Zero Coupon,  11/15/2025
g
332,281
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,i
227,150
98,000 2.950%,  9/1/2029 100,874
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
g
110,981
440,000 3.375%,  2/15/2029
g
429,550
Pacific Gas and Electric Company
147,000 3.750%,  2/15/2024 156,329
147,000 2.100%,  8/1/2027 143,924
PG&E Corporation
200,000 5.000%,  7/1/2028 211,295
180,000 5.250%,  7/1/2030 190,800
PPL Capital Funding, Inc.
94,000 3.950%,  3/15/2024 101,496
97,000 4.125%,  4/15/2030 109,022
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 90,254
Sempra Energy
240,000 4.875%,  10/15/2025
b,i
256,800
147,000 3.400%,  2/1/2028 157,648
Southern Company
351,000 4.000%,  1/15/2051
b
370,393
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 395,200
Talen Energy Supply, LLC
295,000 7.625%,  6/1/2028
g
298,688
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
g
426,225
TransCanada Trust
468,000 5.875%,  8/15/2076
b
510,120
Vistra Operations Company, LLC
380,000 5.000%,  7/31/2027
g
391,408
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 108,825
Total 8,540,808
Total Long-Term Fixed Income
(cost $453,248,962) 461,180,128
Shares Common Stock ( 17.3% ) Value
Communications Services (1.4%)
3,916 Activision Blizzard, Inc. 364,188
1,288 Alphabet, Inc., Class A
l
2,656,526
426 Alphabet, Inc., Class C
l
881,236
8,070 AT&T, Inc. 244,279
1,746 Charter Communications, Inc.
l
1,077,317
Shares Common Stock (17.3%) Value
Communications Services (1.4%) - continued
15,040 Comcast Corporation $ 813,814
3,253 Discovery, Inc., Class A
k,l
141,375
6,353 DISH Network Corporation
l
229,979
5,509 Facebook, Inc.
l
1,622,566
573 Gray Television, Inc. 10,543
4,351 Live Nation Entertainment, Inc.
l
368,312
5,101 Lumen Technologies, Inc. 68,098
1,391 Match Group, Inc.
l
191,096
15,517 QuinStreet, Inc.
l
314,995
19 Roku, Inc.
l
6,190
762 Telephone & Data Systems, Inc. 17,496
17,338 Twitter, Inc.
l
1,103,217
11,680 Uber Technologies, Inc.
l
636,677
124 United States Cellular Corporation
l
4,524
13,734 Verizon Communications, Inc. 798,632
2,297 Walt Disney Company
l
423,842
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
59,981
2,111 Zillow Group, Inc.
l
277,343
Total 12,312,226
Consumer Discretionary (2.3%)
1,395 Amazon.com, Inc.
l
4,316,242
7,505 Aptiv plc
l
1,034,939
220 AutoZone, Inc.
l
308,946
884 Big Lots, Inc. 60,377
8,704 Bloomin' Brands, Inc.
l
235,443
450 Booking Holdings, Inc.
l
1,048,428
397 Burlington Stores, Inc.
l
118,624
2,989 Caesars Entertainment, Inc.
l
261,388
10,601 Callaway Golf Company 283,577
810 Carvana Company
l
212,544
5,198 Cedar Fair, LP
l
258,237
870 Chewy, Inc.
l
73,698
345 Chipotle Mexican Grill, Inc.
l
490,183
7,874 Cooper-Standard Holdings, Inc.
l
285,984
2,836 Crocs, Inc.
l
228,156
3,057 D.R. Horton, Inc. 272,440
743 Dick's Sporting Goods, Inc. 56,579
1,072 Domino's Pizza, Inc. 394,271
38 Dorman Products, Inc.
l
3,900
748 Emerald Holding, Inc.
l
4,129
1,718 Expedia Group, Inc.
l
295,702
300 Garmin, Ltd. 39,555
18 Graham Holdings Company 10,124
6,931 Harley-Davidson, Inc. 277,933
2,152 Home Depot, Inc. 656,898
1,939 Kohl's Corporation 115,584
6,992 Leggett & Platt, Inc. 319,185
8,228 Libbey, Inc.
l
12,136
4,282 Lowe's Companies, Inc. 814,351
1,361 Lululemon Athletica, Inc.
l
417,432
6,793 Macy's, Inc.
l
109,979
4,031 Mattel, Inc.
l
80,298
1,396 McDonald's Corporation 312,899
115 Mercadolibre, Inc.
l
169,296
4,794 Miller Industries, Inc. 221,435
853 Mohawk Industries, Inc.
l
164,040
2,451 NIKE, Inc. 325,713
2,828 Nordstrom, Inc.
l
107,096
145 NVR, Inc.
l
683,085
1,291 Overstock.com, Inc.
l
85,542
2,075 Qurate Retail, Inc. 24,402
62 Revolve Group, Inc.
l
2,786
430 RH
l
256,538

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Consumer Discretionary (2.3%) - continued
1,591 Ross Stores, Inc. $ 190,777
1,773 Sleep Number Corporation
l
254,408
4,023 Sony Corporation ADR 426,478
363 Stitch Fix, Inc.
l
17,983
6,724 Stoneridge, Inc.
l
213,890
103 Strategic Education, Inc. 9,467
1,071 Taylor Morrison Home Corporation
l
32,998
1,874 Tesla, Inc.
l
1,251,701
2,447 Texas Roadhouse, Inc.
l
234,765
44,580 Under Armour, Inc., Class C
l
822,947
1,255 Workhorse Group, Inc.
k,l
17,281
4,825 Zumiez, Inc.
l
206,992
Total 19,129,781
Consumer Staples (0.6%)
847 Altria Group, Inc. 43,333
2,986 BJ's Wholesale Club Holdings,
Inc.
l
133,952
8,348 Bunge, Ltd. 661,746
2,481 Colgate-Palmolive Company 195,577
1,171 Costco Wholesale Corporation 412,754
10,557 Hain Celestial Group, Inc.
l
460,285
1,584 John B. Sanfilippo & Son, Inc. 143,146
1,339 Kimberly-Clark Corporation 186,188
4,474 Lamb Weston Holdings, Inc. 346,646
3,250 Monster Beverage Corporation
l
296,042
249 PepsiCo, Inc. 35,221
9,142 Philip Morris International, Inc. 811,261
20,150 Primo Water Corporation 327,639
1,941 Procter & Gamble Company 262,870
6,350 Turning Point Brands, Inc. 331,280
6,009 Wal-Mart Stores, Inc. 816,202
Total 5,464,142
Energy (0.6%)
5,499 Antero Resources Corporation
l
56,090
10,129 BP plc ADR 246,641
2,124 Cheniere Energy, Inc.
l
152,949
897 Chevron Corporation 93,997
5,174 ConocoPhillips 274,067
316 CONSOL Energy, Inc.
l
3,072
694 Core Laboratories NV 19,980
32,377 Devon Energy Corporation 707,437
410 Dorian LPG, Ltd.
l
5,383
5,199 Enbridge, Inc. 189,244
15,180 Enterprise Products Partners, LP 334,264
2,416 EOG Resources, Inc. 175,232
16,357 EQT Corporation
l
303,913
3,151 Exxon Mobil Corporation 175,920
6,687 Gevo, Inc.
k,l
65,599
7,164 Halliburton Company 153,739
2,052 Helix Energy Solutions Group, Inc.
l
10,363
11,131 Helmerich & Payne, Inc. 300,092
18,503 Kinder Morgan, Inc. 308,075
5,042 Marathon Petroleum Corporation 269,697
86,887 McDermott International, Inc.
l
69,510
4,000 MPLX, LP 102,520
7,500 Nine Energy Service, Inc.
l
17,250
4,714 Occidental Petroleum Corporation 125,487
4,176 PDC Energy, Inc.
l
143,654
4,305 Pioneer Natural Resources
Company 683,720
5,115 SM Energy Company 83,733
2,200 TC Energy Corporation 100,650
2,909 Valero Energy Corporation 208,284
Shares Common Stock (17.3%) Value
Energy (0.6%) - continued
5,200 Williams Companies, Inc. $ 123,188
Total 5,503,750
Financials (2.7%)
7,143 Air Lease Corporation 350,007
1 Alleghany Corporation
l
626
9,775 Ally Financial, Inc. 441,928
2,171 American Equity Investment Life
Holding Company 68,452
2,796 American Express Company 395,466
11,693 Annaly Capital Management, Inc. 100,560
6,969 Arch Capital Group, Ltd.
l
267,401
3,702 Ares Capital Corporation 69,264
1,676 Arthur J. Gallagher & Company 209,114
689 Associated Banc-Corp 14,703
13,040 Assured Guaranty, Ltd. 551,331
33,062 Bank of America Corporation 1,279,169
229 Bank of Marin Bancorp 8,968
5,450 Bank of N.T. Butterfield & Son, Ltd. 208,299
1,245 Berkshire Hathaway, Inc.
l
318,060
9,900 BlackRock TCP Capital
Corporation 136,917
511 BlackRock, Inc. 385,274
6,058 Blackstone Mortgage Trust, Inc. 187,798
12,145 Bridgewater Bancshares, Inc.
l
196,142
136 Brighthouse Financial, Inc.
l
6,018
476 Broadmark Realty Capital, Inc. 4,979
4,856 Capital One Financial Corporation 617,829
11,589 Charles Schwab Corporation 755,371
2,086 Chimera Investment Corporation 26,492
2,384 Chubb, Ltd. 376,600
1,063 Cincinnati Financial Corporation 109,585
9,345 Citigroup, Inc. 679,849
280 Citizens Financial Group, Inc. 12,362
1,266 CME Group, Inc. 258,555
8,376 Columbia Banking System, Inc. 360,922
3,200 Comerica, Inc. 229,568
802 Community Trust Bancorp, Inc. 35,312
135 Customers Bancorp, Inc.
l
4,296
2,987 Discover Financial Services 283,735
1,416 Ellington Residential Mortgage
REIT 17,431
321 Enova International, Inc.
l
11,389
22,975 Equitable Holdings, Inc. 749,444
2,484 Evercore, Inc. 327,242
16,177 Everi Holdings, Inc.
l
228,257
1,996 F.N.B. Corporation 25,349
239 FactSet Research Systems, Inc. 73,753
276 Financial Institutions, Inc. 8,360
1,362 First Busey Corporation 34,935
177 First Mid-Illinois Bancshares, Inc. 7,776
1,524 First Republic Bank 254,127
2,826 Flagstar Bancorp, Inc. 127,453
2,050 FS KKR Capital Corporation 40,651
8,700 FS KKR Capital Corporation II 169,911
3,107 Glacier Bancorp, Inc. 177,348
544 Goldman Sachs Group, Inc. 177,888
11,286 Golub Capital BDC, Inc. 165,001
379 Granite Point Mortgage Trust, Inc. 4,537
915 Great Southern Bancorp, Inc. 51,853
2,380 Hancock Whitney Corporation 99,984
8,745 Heartland Financial USA, Inc. 439,524
662 Hometrust Bancshares, Inc. 16,120
5,337 Hope Bancorp, Inc. 80,375
322 Independent Bank Corporation 7,612

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Financials (2.7%) - continued
8,103 J.P. Morgan Chase & Company $ 1,233,520
4,658 James River Group Holdings, Ltd. 212,498
1,502 Jefferies Financial Group, Inc. 45,210
18,965 KeyCorp 378,921
1,855 Kinsale Capital Group, Inc. 305,704
8,915 KKR & Company, Inc. 435,498
166 KKR Real Estate Finance Trust,
Inc. 3,053
481 Lakeland Bancorp, Inc. 8,384
1,372 Lincoln National Corporation 85,434
40 Markel Corporation
l
45,585
56 MarketAxess Holdings, Inc. 27,884
2,033 Marsh & McLennan Companies,
Inc. 247,619
5,164 Meridian Bancorp, Inc. 95,121
2,948 MetLife, Inc. 179,209
10,944 MFA Financial, Inc. 44,542
1,976 MidWestOne Financial Group, Inc. 61,197
444 Moody's Corporation 132,583
7,771 Morgan Stanley 603,496
1,701 Navient Corporation 24,341
6,565 New York Community Bancorp,
Inc. 82,850
2,846 New York Mortgage Trust, Inc. 12,722
1,661 Old Republic International
Corporation 36,276
198 Peapack-Gladstone Financial
Corporation 6,114
700 PennyMac Mortgage Investment
Trust 13,720
2,038 Primerica, Inc. 301,257
160 QCR Holdings, Inc. 7,555
11,282 Radian Group, Inc. 262,306
3,145 Raymond James Financial, Inc. 385,451
1,760 S&P Global, Inc. 621,051
7,305 Seacoast Banking Corporation of
Florida
l
264,733
1,313 Selective Insurance Group, Inc. 95,245
4,947 Sixth Street Specialty Lending, Inc. 104,035
4,986 Starwood Property Trust, Inc. 123,354
5,395 Synovus Financial Corporation 246,821
370 T. Rowe Price Group, Inc. 63,492
1,411 Torchmark Corporation 136,345
3,976 Triumph Bancorp, Inc.
l
307,703
6,284 Truist Financial Corporation 366,483
4,130 Umpqua Holdings Corporation 72,481
199 Universal Insurance Holdings, Inc. 2,854
3,817 Unum Group 106,227
26,802 Wells Fargo & Company 1,047,154
10,738 Western Alliance Bancorp 1,014,097
952 Western Asset Mortgage Capital
Corporation 3,037
12,080 Zions Bancorporations NA 663,917
832 Zurich Insurance Group AG 354,142
Total 23,118,493
Health Care (2.1%)
1,812 Abbott Laboratories 217,150
2,330 AbbVie, Inc. 252,153
448 Align Technology, Inc.
l
242,605
1,118 Amedisys, Inc.
l
296,035
2,870 Amgen, Inc. 714,085
3,545 AMN Healthcare Services, Inc.
l
261,266
2,825 Anthem, Inc. 1,014,034
5,376 Ardelyx, Inc.
l
35,589
Shares Common Stock (17.3%) Value
Health Care (2.1%) - continued
994 Becton, Dickinson and Company $ 241,691
862 Biogen, Inc.
l
241,144
1,852 Biohaven Pharmaceutical Holding
Company, Ltd.
l
126,584
2,233 Catalent, Inc.
l
235,157
3,579 Centene Corporation
l
228,734
3,869 Cerner Corporation 278,104
1,968 Cigna Holding Company 475,744
3,503 CVS Health Corporation 263,531
3,754 Danaher Corporation 844,950
759 Dexcom, Inc.
l
272,777
6,318 Edwards Lifesciences Corporation
l
528,438
5,049 GlaxoSmithKline plc ADR
k
180,199
566 Haemonetics Corporation
l
62,832
4,756 Halozyme Therapeutics, Inc.
l
198,278
1,896 HCA Healthcare, Inc. 357,093
793 Humana, Inc. 332,465
1,219 Illumina, Inc.
l
468,169
2,997 InMode, Ltd.
l
216,893
524 Intuitive Surgical, Inc.
l
387,205
1,443 IQVIA Holding, Inc.
l
278,701
6,881 Johnson & Johnson 1,130,892
7,216 Lantheus Holdings, Inc.
l
154,206
924 LHC Group, Inc.
l
176,678
8,926 Medtronic plc 1,054,428
8,966 Merck & Company, Inc. 691,189
102 Mettler-Toledo International, Inc.
l
117,880
841 Moderna, Inc.
l
110,129
677 Novavax, Inc.
l
122,747
3,140 Novo Nordisk AS ADR 211,699
4,251 NuVasive, Inc.
l
278,696
1,248 Quidel Corporation
l
159,657
374 Reata Pharmaceuticals, Inc.
l
37,288
2,445 Stryker Corporation 595,553
7,641 Syneos Health, Inc.
l
579,570
4,279 Tactile Systems Technology, Inc.
l
233,163
1,226 Teladoc Health, Inc.
l
222,826
170 Teleflex, Inc. 70,628
2,035 Thermo Fisher Scientific, Inc. 928,733
1,304 UnitedHealth Group, Inc. 485,179
9,033 Vaxart, Inc.
k,l
54,650
1,305 Veeva Systems, Inc.
l
340,918
12,286 Viemed Healthcare, Inc.
l
124,334
848 Zimmer Biomet Holdings, Inc. 135,748
3,553 Zoetis, Inc. 559,526
Total 17,827,923
Industrials (2.3%)
3,633 Advanced Drainage Systems, Inc. 375,616
591 Allegion plc 74,241
8,557 Altra Industrial Motion Corporation 473,373
3,174 AMETEK, Inc. 405,415
2,692 ASGN, Inc.
l
256,924
743 Axon Enterprise, Inc.
l
105,818
9,890 Badger Daylighting, Ltd. 337,379
2,295 Blink Charging Company
k,l
94,324
568 Boeing Company
l
144,681
1,914 Carlisle Companies, Inc. 315,006
3,642 Chart Industries, Inc.
l
518,439
28 Copart, Inc.
l
3,041
2,454 Crane Company 230,455
2,350 CSX Corporation 226,587
20 Cummins, Inc. 5,182
3,419 Curtiss-Wright Corporation 405,493
8,111 Delta Air Lines, Inc.
l
391,599

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Industrials (2.3%) - continued
1,694 Eaton Corporation plc $ 234,246
2,493 Emerson Electric Company 224,918
1,482 Encore Wire Corporation 99,487
1,709 Fortive Corporation 120,724
3,211 Forward Air Corporation 285,169
6,169 FuelCell Energy, Inc.
l
88,895
358 GATX Corporation 33,201
3,502 General Dynamics Corporation 635,823
215 Gorman-Rupp Company 7,119
8,059 Greenbrier Companies, Inc. 380,546
2,087 Heico Corporation 262,545
3,880 Helios Technologies, Inc. 282,736
3,575 Honeywell International, Inc. 776,025
10,224 Howmet Aerospace, Inc.
l
328,497
1,174 IDEX Corporation 245,742
195 Illinois Tool Works, Inc. 43,196
9,679 Johnson Controls International plc 577,546
1,365 Kansas City Southern 360,251
1,927 L3Harris Technologies, Inc. 390,564
130 Landstar System, Inc. 21,458
2,274 Lincoln Electric Holdings, Inc. 279,566
1,430 Lockheed Martin Corporation 528,385
3,786 Manpower, Inc. 374,435
16,379 Meritor, Inc.
l
481,870
1,509 Middleby Corporation
l
250,117
575 MSC Industrial Direct Company,
Inc. 51,859
6,346 NAPCO Security Technologies,
Inc.
l
221,031
89 Nordson Corporation 17,683
1,250 Norfolk Southern Corporation 335,650
872 Northrop Grumman Corporation 282,214
5,474 Nutrien, Ltd. 294,994
1,611 Old Dominion Freight Line, Inc. 387,301
2,086 Otis Worldwide Corporation 142,787
1,600 Parker-Hannifin Corporation 504,688
7,908 Patrick Industries, Inc. 672,180
8,905 Raven Industries, Inc. 341,329
3,857 Raytheon Technologies
Corporation 298,030
1,813 Regal-Beloit Corporation 258,679
2,353 Ritchie Brothers Auctioneers, Inc. 137,768
8,692 Southwest Airlines Company
l
530,734
2,569 Spirit Airlines, Inc.
l
94,796
1,645 Stanley Black & Decker, Inc. 328,457
4,827 Timken Company 391,808
4,202 Tutor Perini Corporation
l
79,628
1,442 Union Pacific Corporation 317,831
2,190 United Parcel Service, Inc. 372,278
3,114 United Rentals, Inc.
l
1,025,471
762 Verisk Analytics, Inc. 134,638
3,726 WESCO International, Inc.
l
322,411
200 Woodward, Inc. 24,126
Total 19,245,005
Information Technology (3.8%)
1,378 Accenture plc 380,673
1,835 Adobe, Inc.
l
872,304
1,765 Advanced Energy Industries, Inc. 192,685
5,280 Agilysys, Inc.
l
253,229
2,657 Alliance Data Systems Corporation 297,823
3,604 Amphenol Corporation 237,756
292 Analog Devices, Inc. 45,283
1,055 ANSYS, Inc.
l
358,236
34,287 Apple, Inc. 4,188,157
Shares Common Stock (17.3%) Value
Information Technology (3.8%) - continued
3,598 Axcelis Technologies, Inc.
l
$ 147,842
3,310 BigCommerce Holdings, Inc.
l
191,318
2,451 Broadcom, Ltd. 1,136,431
224 Broadridge Financial Solutions,
Inc. 34,294
5,646 Calix, Inc.
l
195,690
8,182 Ciena Corporation
l
447,719
18,158 Cisco Systems, Inc. 938,950
3,586 Computer Services, Inc. 211,574
2,128 Dolby Laboratories, Inc. 210,076
9,494 Dropbox, Inc.
l
253,110
1,376 Enphase Energy, Inc.
l
223,132
392 Euronet Worldwide, Inc.
l
54,214
2,219 Fastly, Inc.
k,l
149,294
730 FleetCor Technologies, Inc.
l
196,100
5,704 II-VI, Inc.
l
389,983
802 Intuit, Inc. 307,214
246 Jack Henry & Associates, Inc. 37,323
380 KLA-Tencor Corporation 125,552
264 Lam Research Corporation 157,143
812 Littelfuse, Inc. 214,725
1,360 Lumentum Holdings, Inc.
l
124,236
3,167 Mastercard, Inc. 1,127,610
5,559 Microchip Technology, Inc. 862,868
10,971 Micron Technology, Inc.
l
967,752
20,589 Microsoft Corporation 4,854,269
2,926 Motorola Solutions, Inc. 550,234
5,709 National Instruments Corporation 246,543
996 Nice, Ltd. ADR
l
217,098
21,953 Nuance Communications, Inc.
l
958,029
1,753 NVIDIA Corporation 935,979
296 ON Semiconductor Corporation
l
12,317
6,854 Oracle Corporation 480,945
5,787 PayPal Holdings, Inc.
l
1,405,315
2,060 Plexus Corporation
l
189,190
1,154 Plug Power, Inc.
l
41,359
6,532 QUALCOMM, Inc. 866,078
37,317 Sabre Corporation
l
552,665
3,328 Salesforce.com, Inc.
l
705,103
337 Samsung Electronics Company,
Ltd. GDR 614,412
1,314 ServiceNow, Inc.
l
657,145
3,972 Square, Inc.
l
901,843
592 TE Connectivity, Ltd. 76,433
539 Teradyne, Inc. 65,586
5,617 Texas Instruments, Inc. 1,061,557
17,649 TTM Technologies, Inc.
l
255,911
100 Tyler Technologies, Inc.
l
42,453
1,382 Visa, Inc. 292,611
856 VMware, Inc.
k,l
128,785
1,834 Western Digital Corporation 122,420
2,538 Workiva, Inc.
l
224,004
Total 31,988,580
Materials (0.5%)
9,007 Axalta Coating Systems, Ltd.
l
266,427
3,911 Ball Corporation 331,418
7,847 Carpenter Technology Corporation 322,904
8,576 CF Industries Holdings, Inc. 389,179
1,958 Eastman Chemical Company 215,615
1,145 Ecolab, Inc. 245,110
15,296 Element Solutions, Inc. 279,764
655 International Flavors & Fragrances,
Inc. 91,445
31,426 Ivanhoe Mines, Ltd.
l
161,794

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.3%) Value
Materials (0.5%) - continued
1,565 LyondellBasell Industries NV $ 162,838
1,025 Martin Marietta Materials, Inc. 344,215
5,013 Nucor Corporation 402,393
37 PPG Industries, Inc. 5,560
6,455 Steel Dynamics, Inc. 327,656
470 SunCoke Energy, Inc. 3,295
4,121 UFP Technologies, Inc.
l
205,308
2,015 United States Lime & Minerals, Inc. 269,426
4,104 W. R. Grace & Company 245,665
Total 4,270,012
Real Estate (0.6%)
1,314 Agree Realty Corporation 88,445
1,688 Alexandria Real Estate Equities,
Inc. 277,338
10,961 American Campus Communities,
Inc. 473,186
2,390 Apartment Investment &
Management Company 14,675
1,000 AvalonBay Communities, Inc. 184,510
2,493 Camden Property Trust 274,006
2,589 CBRE Group, Inc.
l
204,816
2,618 Colliers International Group, Inc. 257,192
28 Community Healthcare Trust, Inc. 1,291
1,653 Digital Realty Trust, Inc. 232,809
5,715 Douglas Emmett, Inc. 179,451
5,418 Duke Realty Corporation 227,177
312 EastGroup Properties, Inc. 44,703
5,373 Essential Properties Realty Trust,
Inc. 122,666
74 Extra Space Storage, Inc. 9,809
2,163 First Industrial Realty Trust, Inc. 99,044
4,030 Four Corners Property Trust, Inc. 110,422
2,477 Healthcare Realty Trust, Inc. 75,103
23,250 Host Hotels & Resorts, Inc.
l
391,762
10,562 Independence Realty Trust, Inc. 160,542
347 Innovative Industrial Properties,
Inc. 62,516
3,425 iSTAR Financial, Inc. 60,896
3,064 MGIC Investment Corporation 42,436
6,311 National Storage Affiliates Trust 251,998
3,908 New Residential Investment
Corporation 43,965
3,757 Pebblebrook Hotel Trust 91,258
183 Plymouth Industrial REIT, Inc. 3,084
1,269 Public Storage, Inc. 313,138
3,011 Rayonier, Inc. REIT 97,105
2,179 Realty Income Corporation 138,366
1,772 Rexford Industrial Realty, Inc. 89,309
6,830 Service Properties Trust 81,004
20,290 Sunstone Hotel Investors, Inc.
l
252,813
Total 4,956,835
Utilities (0.4%)
7,841 Alliant Energy Corporation 424,669
1,104 American Electric Power
Company, Inc. 93,509
150 American States Water Company 11,343
13,273 CenterPoint Energy, Inc. 300,633
3,648 Duke Energy Corporation 352,141
7,005 Entergy Corporation 696,787
5,255 Exelon Corporation 229,854
6,977 FirstEnergy Corporation 242,032
1,141 NextEra Energy Partners, LP 83,156
2,066 NextEra Energy, Inc. 156,210
Shares Common Stock (17.3%) Value
Utilities (0.4%) - continued
1,656 NorthWestern Corporation $ 107,971
3,430 Portland General Electric
Company 162,822
2,283 Spire, Inc. 168,691
181 Unitil Corporation 8,270
1,089 WEC Energy Group, Inc. 101,920
Total 3,140,008
Total Common Stock
(cost $102,376,472) 146,956,755
Shares
Registered Investment
Companies ( 12.9% ) Value
Unaffiliated  (1.3%)
38,518 Aberdeen Asia-Pacific Income
Fund, Inc. 157,539
20,475 AllianceBernstein Global High
Income Fund, Inc. 242,629
18,728 BlackRock Core Bond Trust 294,029
17,154 BlackRock Corporate High Yield
Fund, Inc. 201,388
17,855 BlackRock Credit Allocation
Income Trust 262,111
24,029 BlackRock Enhanced Equity
Dividend Trust 227,314
14,914 BlackRock Enhanced Global
Dividend Trust 171,362
14,641 BlackRock Multi-Sector Income
Trust 263,831
13,700 Brookfield Real Assets Income
Fund, Inc. 283,590
7,548 Cohen & Steers Quality Income
Realty Fund, Inc. 105,068
12,716 Eaton Vance Limited Duration
Income Fund 160,603
21,095 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 196,184
17,243 Invesco Dynamic Credit
Opportunities Fund 196,053
5,028 Invesco Senior Loan ETF 111,270
26,000 iShares S&P U.S. Preferred Stock
Index Fund
k
998,400
20,819 Liberty All-Star Equity Fund 158,849
34,950 Nuveen Credit Strategies Income
Fund 227,175
14,035 PGIM Global High Yield Fund, Inc. 209,402
11,860 PGIM High Yield Bond Fund, Inc. 185,728
7,843 Pimco Dynamic Credit And
Mortgage Income Fund 174,664
18,284 Royce Micro-Cap Trust, Inc. 206,609
15,057 Royce Value Trust, Inc. 272,682
2,013 SPDR Bloomberg Barclays High
Yield Bond ETF
k
219,014
81,343 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 2,223,104
5,923 Tri-Continental Corporation 192,083
28,000 Vanguard Intermediate-Term
Corporate Bond ETF 2,604,840
12,821 Virtus Dividend, Interst & Premium
Strategy Fund 176,673
48,564 Voya Global Equity Dividend &
Premium Opportunity Fund 276,815
32,550 Wells Fargo Income Opportunities
Fund 274,722

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (12.9%) Value
Unaffiliated  (1.3%)- continued
21,001 Western Asset High Income
Opportunity Fund, Inc. $ 106,685
Total 11,380,416
Affiliated  (11.6%)
7,354,933 Thrivent Core Emerging Markets
Debt Fund 71,122,204
2,684,002 Thrivent Core International Equity
Fund 27,269,462
Total 98,391,666
Total Registered Investment
Companies (cost $107,221,516) 109,772,082
Shares Preferred Stock ( 1.4% ) Value
Communications Services (0.1%)
24,475 AT&T, Inc., 4.750%
i
618,483
6,825 AT&T, Inc., 5.000%
i
179,976
Total 798,459
Consumer Discretionary (<0.1%)
2,858 International Flavors & Fragrances,
Inc., Convertible, 6.000% 140,156
Total 140,156
Consumer Staples (<0.1%)
4,150 CHS, Inc., 6.750%
b,i
114,623
Total 114,623
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
i
243,691
5,300 Energy Transfer Operating, LP,
7.600%
b,i
126,723
5,109 Nustar Logistics, LP, 6.975%
b
125,937
Total 496,351
Financials (0.9%)
7,525 Aegon Funding Corporation II,
5.100% 195,274
6,475 Agribank FCB, 6.875%
b,i
699,300
15,500 Allstate Corporation, 5.100%
i
418,655
13,200 Bank of America Corporation,
5.000%
i
349,404
5,800 Bank of America Corporation,
5.375%
i
157,064
218 Bank of America Corporation,
Convertible, 7.250%
i
304,764
14,875 Capital One Financial Corporation,
5.000%
i
383,031
8,650 Cobank ACB, 6.250%
b,i
910,412
16,200 Equitable Holdings, Inc., 5.250%
i
425,736
425 First Horizon Bank, 3.750%
b,g,i
352,750
8,462 GMAC Capital Trust I, 5.983%
b
215,612
9,925 J.P. Morgan Chase & Company,
4.750%
i
262,219
9,600 J.P. Morgan Chase & Company,
5.750%
i
260,256
9,600 Legg Mason, Inc., 5.450% 244,800
16,800 Morgan Stanley, 5.850%
b,i
478,464
11,100 Morgan Stanley, 7.125%
b,i
320,346
2,675 Synovus Financial Corporation,
5.875%
b,i
71,904
Shares Preferred Stock (1.4%) Value
Financials (0.9%) - continued
14,400 Truist Financial Corporation,
4.750%
i
$ 370,800
915 Wells Fargo & Company,
Convertible, 7.500%
i
1,296,930
Total 7,717,721
Health Care (<0.1%)
156 Danaher Corporation, Convertible,
5.000%
k
202,051
Total 202,051
Industrials (0.1%)
518 Fortive Corporation, Convertible,
5.000% 515,700
4,686 Stanley Black & Decker, Inc.,
Convertible, 5.250%
k
552,854
Total 1,068,554
Real Estate (0.1%)
17,650 Public Storage, 4.125%
i
455,546
3,775 Public Storage, 4.625%
i
101,397
958 Public Storage, 4.700%
i,k
25,684
1,475 Public Storage, 4.875%
i
39,501
Total 622,128
Utilities (0.1%)
1,668 American Electric Power
Company, Inc., Convertible,
6.125% 80,498
5,664 NextEra Energy, Inc., Convertible,
4.872% 325,170
19,200 Southern Company, 4.950% 505,344
4,864 Southern Company, Convertible,
6.750% 247,723
Total 1,158,735
Total Preferred Stock
(cost $11,759,096) 12,318,778
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
6,451,818 Thrivent Cash Management Trust 6,451,818
Total Collateral Held for
Securities Loaned
(cost $6,451,818) 6,451,818
Shares or
Principal
Amount Short-Term Investments ( 21.6% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.080%, 4/21/2021
m,n
200,000
1,600,000 0.035%, 4/28/2021
m,n
1,600,000
1,500,000 0.040%, 5/4/2021
m,n
1,499,986
400,000 0.030%, 5/18/2021
m,n
399,995
300,000 0.020%, 6/16/2021
m,n
299,987
100,000 0.000%, 7/7/2021
n
99,992
Thrivent Core Short-Term Reserve
Fund
17,789,470 0.180% 177,894,699

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (21.6%) Value
U.S. Treasury Bills
400,000 0.022%, 4/20/2021
m,o
$ 399,996
700,000 0.030%, 5/13/2021
m,o
699,984
Total Short-Term Investments
(cost $183,082,004) 183,094,639
Total Investments (cost
$941,415,933) 117.5% $996,756,484
Other Assets and Liabilities, Net
(17.5%) (148,710,873)
Total Net Assets 100.0% $848,045,611
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $133,124,070 or 15.7%
of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is on loan.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At March 31, 2021, $599,991 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,611,369
Common Stock 2,593,362
Total lending $6,204,731
Gross amount payable upon return of
collateral for securities loaned $6,451,818
Net amounts due to counterparty
$247,087
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,331,527 – 5,331,527 –
Capital Goods 8,327,884 – 7,747,249 580,635
Communications Services 18,082,933 – 18,082,933 –
Consumer Cyclical 13,041,416 – 13,041,416 –
Consumer Non-Cyclical 11,880,119 – 11,743,769 136,350
Energy 1,030,363 – 1,030,363 –
Financials 5,088,931 – 4,268,442 820,489
Technology 6,266,174 – 6,266,174 –
Transportation 4,318,100 – 4,318,100 –
Utilities 3,614,837 – 3,614,837 –
Long-Term Fixed Income
Asset-Backed Securities 20,624,089 – 20,624,089 –
Basic Materials 8,859,244 – 8,859,244 –
Capital Goods 15,797,129 – 15,797,129 –
Collateralized Mortgage Obligations 49,478,173 – 49,078,173 400,000
Commercial Mortgage-Backed Securities 959,501 – 959,501 –
Communications Services 21,636,959 – 21,505,783 131,176
Consumer Cyclical 28,349,933 – 28,349,933 –
Consumer Non-Cyclical 27,232,615 – 27,232,615 –
Energy 23,241,152 – 23,241,152 –
Financials 55,464,033 – 55,464,033 –
Foreign Government 135,035 – 135,035 –
Mortgage-Backed Securities 159,431,378 – 159,431,378 –
Technology 15,427,983 – 15,427,983 –
Transportation 5,795,470 – 5,795,470 –
U.S. Government & Agencies 20,206,626 – 20,206,626 –
Utilities 8,540,808 – 8,540,808 –
Common Stock
Communications Services 12,312,226 12,252,245 59,981 –
Consumer Discretionary 19,129,781 19,117,645 12,136 –
Consumer Staples 5,464,142 5,464,142 – –
Energy 5,503,750 5,503,750 – –
Financials 23,118,493 22,764,351 354,142 –
Health Care 17,827,923 17,827,923 – –
Industrials 19,245,005 18,907,626 337,379 –
Information Technology 31,988,580 31,374,168 614,412 –
Materials 4,270,012 4,108,218 161,794 –
Real Estate 4,956,835 4,956,835 – –
Utilities 3,140,008 3,140,008 – –
Preferred Stock
Communications Services 798,459 798,459 – –
Consumer Discretionary 140,156 140,156 – –
Consumer Staples 114,623 114,623 – –
Energy 496,351 496,351 – –
Financials 7,717,721 7,364,971 352,750 –
Health Care 202,051 202,051 – –
Industrials 1,068,554 1,068,554 – –
Real Estate 622,128 622,128 – –
Utilities 1,158,735 1,158,735 – –
Registered Investment Companies
Unaffiliated 11,380,416 11,380,416 – –
Short-Term Investments 5,199,940 – 5,199,940 –
Subtotal Investments in Securities $714,018,301 $168,763,355 $543,186,296 $2,068,650
Other Investments  * Total
Affiliated Registered Investment Companies 98,391,666
Affiliated Short-Term Investments 177,894,699
Collateral Held for Securities Loaned 6,451,818
Subtotal Other Investments $282,738,183
Total Investments at Value $996,756,484

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 516,554 516,554 – –
Total Asset Derivatives $516,554 $516,554 $– $–
Liability Derivatives
Futures Contracts 146,792 146,792 – –
Total Liability Derivatives $146,792 $146,792 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$2,799,964 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 June 2021 $ 27,176,651 ( $ 27,284)
CBOT 5-Yr. U.S. Treasury Note 30 June 2021 3,749,375 (47,422)
CBOT U.S. Long Bond 8 June 2021 1,292,397 (55,647)
CME E-mini S&P 500 Index 8 June 2021 1,585,493 1,467
CME Ultra Long Term U.S. Treasury Bond 11 June 2021 2,009,846 (16,439)
ICE mini MSCI EAFE Index 18 June 2021 1,969,255 3,545
Total Futures Long Contracts $ 37,783,017 ( $ 141,780)
CBOT 10-Yr. U.S. Treasury Note (98) June 2021 ( $ 13,154,654) $ 322,779
CME E-mini Russell 2000 Index (198) June 2021 (22,094,962) 92,212
Ultra 10-Yr. U.S. Treasury Note (18) June 2021 (2,682,927) 96,551
Total Futures Short Contracts ( $ 37,932,543) $511,542
Total Futures Contracts ( $ 149,526) $369,762

Diversified Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,977 $32,646 $– $71,122 7,355 8.4%
Core International Equity 51,404 – 25,400 27,269 2,684 3.2
Total Affiliated Registered Investment
Companies 93,381 98,391 11.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 109,523 284,200 215,828 177,895 17,789 21.0
Total Affiliated Short-Term Investments 109,523 177,895 21.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,933 40,515 38,996 6,452 6,452 0.8
Total Collateral Held for Securities Loaned 4,933 6,452 0.8
Total Value $207,837 $282,738
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(3,501) – $546
Core International Equity 1,638 (373) – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 0 0 – 63
Total Income/Non Income Cash from Affiliated
Investments $609
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $1,638 $(3,874) $–

ESG Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.9% ) Value
Communications Services (9.6%)
202 Alphabet, Inc., Class A
a
$ 416,629
199 Alphabet, Inc., Class C
a
411,657
108 Discovery, Inc., Class A
a
4,694
207 Discovery, Inc., Class C
a
7,636
195 Electronic Arts, Inc. 26,397
30 John Wiley and Sons, Inc. 1,626
110 Liberty Global plc, Class A
a
2,823
249 Liberty Global plc, Class C
a
6,360
628 Lumen Technologies, Inc. 8,384
95 New York Times Company 4,809
145 Omnicom Group, Inc. 10,752
17 Scholastic Corporation 512
2,783 Verizon Communications, Inc. 161,831
1,218 Walt Disney Company
a
224,745
Total 1,288,855
Consumer Discretionary (10.8%)
182 Aptiv plc
a
25,098
154 Aramark 5,818
56 Autoliv , Inc.
a
5,197
39 AutoNation, Inc.
a
3,636
156 Best Buy Company, Inc. 17,910
27 Booking Holdings, Inc.
a
62,906
165 BorgWarner, Inc. 7,649
21 Buckle, Inc. 825
61 Callaway Golf Company 1,632
97 Capri Holdings, Ltd.
a
4,947
110 CarMax, Inc.
a
14,593
24 Choice Hotels International, Inc. 2,575
20 Columbia Sportswear Company 2,113
88 Darden Restaurants, Inc. 12,496
19 Deckers Outdoor Corporation
a
6,278
26 Domino's Pizza, Inc. 9,563
14 Ethan Allen Interiors, Inc. 387
67 Foot Locker, Inc. 3,769
39 GameStop Corporation
a
7,403
150 Gap, Inc.
a
4,467
97 Garmin, Ltd. 12,789
235 Hanesbrands, Inc. 4,622
102 Harley-Davidson, Inc. 4,090
88 Hasbro, Inc. 8,459
186 Hilton Worldwide Holdings, Inc.
a
22,491
724 Home Depot, Inc. 221,001
15 Jack in the Box, Inc. 1,647
30 Knoll, Inc. 495
106 Kohl's Corporation 6,319
30 La-Z-Boy, Inc. 1,274
195 LKQ Corporation
a
8,254
493 Lowe's Companies, Inc. 93,759
185 Marriott International, Inc.
a
27,400
234 Mattel, Inc.
a
4,661
501 McDonald's Corporation 112,294
26 Meritage Homes Corporation
a
2,390
40 Mohawk Industries, Inc.
a
7,692
272 Newell Brands, Inc. 7,284
844 NIKE, Inc. 112,159
73 Nordstrom, Inc.
a
2,764
36 Office Depot, Inc.
a
1,558
27 Pool Corporation 9,321
48 PVH Corporation
a
5,074
154 Royal Caribbean Cruises, Ltd.
a
13,184
35 Signet Jewelers, Ltd.
a
2,029
789 Starbucks Corporation 86,214
337 Target Corporation 66,750
510 Tesla, Inc.
a
340,644
Shares Common Stock (91.9%) Value
Consumer Discretionary (10.8%) - continued
78 Tractor Supply Company $ 13,812
36 Ulta Beauty, Inc.
a
11,130
127 Under Armour , Inc., Class A
a
2,814
134 Under Armour , Inc., Class C
a
2,474
27 Vail Resorts, Inc.
a
7,875
223 VF Corporation 17,822
42 Whirlpool Corporation 9,255
55 Wolverine World Wide, Inc. 2,108
Total 1,453,170
Consumer Staples (6.7%)
374 Archer-Daniels-Midland Company 21,318
94 Bunge, Ltd. 7,451
122 Campbell Soup Company 6,133
85 Clorox Company 16,395
2,745 Coca-Cola Company 144,689
548 Colgate-Palmolive Company 43,199
328 Conagra Brands, Inc. 12,333
109 Darling Ingredients, Inc.
a
8,020
152 Estee Lauder Companies, Inc. 44,209
412 General Mills, Inc. 25,264
54 Hain Celestial Group, Inc.
a
2,354
200 Hormel Foods Corporation 9,556
45 Ingredion, Inc. 4,046
77 J.M. Smucker Company 9,743
173 Kellogg Company 10,951
379 Keurig Dr Pepper, Inc. 13,026
228 Kimberly-Clark Corporation 31,703
453 Kraft Heinz Company 18,120
520 Kroger Company 18,715
98 Lamb Weston Holdings, Inc. 7,593
167 McCormick & Company, Inc. 14,890
962 Mondelez International, Inc. 56,306
929 PepsiCo, Inc. 131,407
1,667 Procter & Gamble Company 225,762
325 Sysco Corporation 25,591
38 United Natural Foods, Inc.
a
1,252
Total 910,026
Energy (1.9%)
253 APA Corporation 4,529
461 Baker Hughes Company 9,962
153 Cheniere Energy, Inc.
a
11,018
912 ConocoPhillips 48,309
31 Core Laboratories NV 892
407 Devon Energy Corporation 8,893
185 EQT Corporation
a
3,437
186 Hess Corporation 13,161
529 Marathon Oil Corporation 5,650
438 Marathon Petroleum Corporation 23,429
260 NOV, Inc.
a
3,567
626 Occidental Petroleum Corporation 16,664
299 ONEOK, Inc. 15,147
294 Phillips 66 23,973
139 Pioneer Natural Resources
Company 22,076
936 Schlumberger, Ltd. 25,450
454 Southwestern Energy Company
a
2,111
289 TechnipFMC plc
a
2,231
275 Valero Energy Corporation 19,690
Total 260,189
Financials (7.9%)
72 Air Lease Corporation 3,528
205 Allstate Corporation 23,555

ESG Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Financials (7.9%) - continued
251 Ally Financial, Inc. $ 11,348
461 American Express Company 65,204
79 Ameriprise Financial, Inc. 18,364
130 Arthur J. Gallagher & Company 16,220
27 Bank of Hawaii Corporation 2,416
536 Bank of New York Mellon
Corporation 25,347
103 BlackRock, Inc. 77,658
51 Cathay General Bancorp 2,080
1,029 Charles Schwab Corporation 67,070
303 Chubb, Ltd. 47,865
66 CIT Group, Inc. 3,400
288 Citizens Financial Group, Inc. 12,715
241 CME Group, Inc. 49,219
94 Comerica, Inc. 6,744
270 Equitable Holdings, Inc. 8,807
26 FactSet Research Systems, Inc. 8,023
117 First Republic Bank 19,510
204 Franklin Resources, Inc. 6,038
241 Hartford Financial Services Group,
Inc. 16,096
21 Heartland Financial USA, Inc. 1,055
684 Huntington Bancshares, Inc. 10,753
377 Intercontinental Exchange, Inc. 42,103
36 International Bancshares
Corporation 1,671
264 Invesco, Ltd. 6,658
657 KeyCorp 13,127
130 Lincoln National Corporation 8,095
166 Loews Corporation 8,512
87 M&T Bank Corporation 13,190
341 Marsh & McLennan Companies,
Inc. 41,534
114 Moody's Corporation 34,042
313 New York Community Bancorp,
Inc. 3,950
133 Northern Trust Corporation 13,980
77 Old National Bancorp 1,489
287 People's United Financial, Inc. 5,137
285 PNC Financial Services Group,
Inc. 49,992
185 Principal Financial Group, Inc. 11,093
394 Progressive Corporation 37,670
266 Prudential Financial, Inc. 24,233
645 Regions Financial Corporation 13,326
162 S&P Global, Inc. 57,165
237 State Street Corporation 19,910
35 SVB Financial Group
a
17,278
152 T. Rowe Price Group, Inc. 26,083
170 Travelers Companies, Inc. 25,568
906 Truist Financial Corporation 52,838
147 Umpqua Holdings Corporation 2,580
85 Voya Financial, Inc. 5,409
87 Willis Towers Watson plc 19,913
110 Zions Bancorporations NA 6,046
Total 1,065,607
Health Care (9.5%)
1,188 AbbVie, Inc. 128,565
30 ABIOMED, Inc.
a
9,562
207 Agilent Technologies, Inc. 26,318
50 Align Technology, Inc.
a
27,077
103 AmerisourceBergen Corporation 12,161
392 Amgen, Inc. 97,534
195 Becton, Dickinson and Company 47,414
Shares Common Stock (91.9%) Value
Health Care (9.5%) - continued
104 Biogen, Inc.
a
$ 29,094
122 BioMarin Pharmaceutical, Inc.
a
9,212
26 Bio- Techne Corporation 9,930
1,520 Bristol-Myers Squibb Company 95,958
198 Cardinal Health, Inc. 12,029
390 Centene Corporation
a
24,925
206 Cerner Corporation 14,807
243 Cigna Holding Company 58,743
36 Cooper Companies, Inc. 13,827
52 DaVita, Inc.
a
5,604
147 Dentsply Sirona, Inc. 9,380
65 Dexcom , Inc.
a
23,360
419 Edwards Lifesciences Corporation
a
35,045
843 Gilead Sciences, Inc. 54,483
182 HCA Healthcare, Inc. 34,278
95 Henry Schein, Inc.
a
6,578
173 Hologic , Inc.
a
12,868
89 Humana, Inc. 37,313
58 IDEXX Laboratories, Inc.
a
28,380
98 Illumina, Inc.
a
37,638
129 IQVIA Holding, Inc.
a
24,915
38 Jazz Pharmaceuticals, Inc.
a
6,246
65 Laboratory Corporation of America
Holdings
a
16,577
58 Mednax , Inc.
a
1,477
1,702 Merck & Company, Inc. 131,207
16 Mettler -Toledo International, Inc.
a
18,491
57 Patterson Companies, Inc. 1,821
91 Quest Diagnostics, Inc. 11,679
97 ResMed , Inc. 18,820
72 Select Medical Holdings
Corporation
a
2,455
78 Teladoc Health, Inc.
a
14,177
62 Varian Medical Systems, Inc.
a
10,945
175 Vertex Pharmaceuticals, Inc.
a
37,606
42 Waters Corporation
a
11,935
49 West Pharmaceutical Services,
Inc. 13,807
319 Zoetis, Inc. 50,236
Total 1,274,477
Industrials (9.4%)
388 3M Company 74,760
91 A.O. Smith Corporation 6,153
53 Acco Brands Corporation 447
25 Acuity Brands, Inc. 4,125
43 AGCO Corporation 6,177
62 Allegion plc 7,788
7 AMERCO 4,288
26 Applied Industrial Technologies,
Inc. 2,370
18 ArcBest Corporation 1,267
36 ASGN, Inc.
a
3,436
37 Avis Budget Group, Inc.
a
2,684
131 Builders FirstSource , Inc.
a
6,075
91 C.H. Robinson Worldwide, Inc. 8,684
365 Caterpillar, Inc. 84,633
143 Copart , Inc.
a
15,531
514 CSX Corporation 49,560
100 Cummins, Inc. 25,911
201 Deere & Company 75,202
107 Delta Air Lines, Inc.
a
5,166
27 Deluxe Corporation 1,133
97 Dover Corporation 13,302
269 Eaton Corporation plc 37,197

ESG Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Industrials (9.4%) - continued
10 Echo Global Logistics, Inc.
a
$ 314
37 EMCOR Group, Inc. 4,150
114 Expeditors International of
Washington, Inc. 12,277
35 Exponent, Inc. 3,411
386 Fastenal Company 19,408
88 Flowserve Corporation 3,415
204 Fortive Corporation 14,411
94 Fortune Brands Home and
Security, Inc. 9,007
112 Graco , Inc. 8,022
32 Granite Construction, Inc. 1,288
19 H&E Equipment Services, Inc. 722
11 Heidrick & Struggles International,
Inc. 393
29 HNI Corporation 1,147
13 ICF International, Inc. 1,136
51 IDEX Corporation 10,675
254 IHS Markit , Ltd. 24,582
213 Illinois Tool Works, Inc. 47,184
35 Interface, Inc. 437
487 Johnson Controls International plc 29,059
63 Kansas City Southern 16,627
19 Kelly Services, Inc.
a
423
23 Lennox International, Inc. 7,167
38 Lincoln Electric Holdings, Inc. 4,672
353 Linde Public Limited Company 98,889
39 Manpower, Inc. 3,857
176 Masco Corporation 10,542
47 Meritor, Inc.
a
1,383
37 Middleby Corporation
a
6,133
171 Norfolk Southern Corporation 45,917
72 Owens Corning, Inc. 6,631
233 PACCAR, Inc. 21,650
87 Parker-Hannifin Corporation 27,442
94 Quanta Services, Inc. 8,270
18 Resources Connection, Inc. 244
77 Robert Half International, Inc. 6,011
78 Rockwell Automation, Inc. 20,704
71 Roper Industries, Inc. 28,637
36 Ryder System, Inc. 2,723
35 Snap-On, Inc. 8,076
100 Southwest Airlines Company
a
6,106
71 Spirit Aerosystems Holdings, Inc. 3,454
108 Stanley Black & Decker, Inc. 21,564
49 Steelcase, Inc. 705
11 Tennant Company 879
36 Tetra Tech, Inc. 4,886
46 Timken Company 3,734
162 Trane Technologies plc 26,821
129 TransUnion 11,610
22 TrueBlue , Inc.
a
484
454 Union Pacific Corporation 100,066
481 United Parcel Service, Inc. 81,765
49 United Rentals, Inc.
a
16,136
30 W.W. Grainger, Inc. 12,028
122 Wabtec Corporation 9,658
121 Xylem, Inc. 12,727
Total 1,265,548
Information Technology (29.5%)
426 Accenture plc 117,683
322 Adobe, Inc.
a
153,069
809 Advanced Micro Devices, Inc.
a
63,506
249 Analog Devices, Inc. 38,615
Shares Common Stock (91.9%) Value
Information Technology (29.5%) - continued
58 ANSYS, Inc.
a
$ 19,694
614 Applied Materials, Inc. 82,030
147 Autodesk, Inc.
a
40,741
289 Automatic Data Processing, Inc. 54,468
188 Cadence Design Systems, Inc.
a
25,754
2,842 Cisco Systems, Inc. 146,960
78 Citrix Systems, Inc. 10,948
117 Cognex Corporation 9,710
360 Cognizant Technology Solutions
Corporation 28,123
134 CommScope Holding Company,
Inc.
a
2,058
514 Corning, Inc. 22,364
166 Dell, Inc.
a
14,633
42 F5 Networks, Inc.
a
8,762
337 Flextronics International, Ltd.
a
6,170
93 Fortinet, Inc.
a
17,151
866 Hewlett Packard Enterprise
Company 13,631
923 HP, Inc. 29,305
2,756 Intel Corporation 176,384
599 International Business Machines
Corporation 79,823
176 Intuit, Inc. 67,419
26 Itron , Inc.
a
2,305
124 Keysight Technologies, Inc.
a
17,782
97 Lam Research Corporation 57,738
598 Mastercard , Inc. 212,918
175 Microchip Technology, Inc. 27,164
4,830 Microsoft Corporation 1,138,769
114 Motorola Solutions, Inc. 21,438
379 NortonLifeLock , Inc. 8,058
416 NVIDIA Corporation 222,115
81 Okta , Inc.
a
17,855
276 ON Semiconductor Corporation
a
11,484
1,316 Oracle Corporation 92,344
33 Paycom Software, Inc.
a
12,212
749 PayPal Holdings, Inc.
a
181,887
24 Plantronics, Inc.
a
934
612 Salesforce.com, Inc.
a
129,664
105 Sensata Technologies Holding plc
a
6,085
131 ServiceNow , Inc.
a
65,514
111 Skyworks Solutions, Inc. 20,366
309 Slack Technologies, Inc.
a
12,555
108 Splunk , Inc.
a
14,632
222 TE Connectivity, Ltd. 28,662
74 Teradata Corporation
a
2,852
617 Texas Instruments, Inc. 116,607
168 Trimble, Inc.
a
13,069
1,138 Visa, Inc. 240,949
58 VMware, Inc.
a
8,726
276 Western Union Company 6,806
121 Workday, Inc.
a
30,060
113 Xerox Holdings Corporation 2,743
36 Zebra Technologies Corporation
a
17,466
Total 3,970,760
Materials (2.2%)
149 Air Products and Chemicals, Inc. 41,920
78 Albemarle Corporation 11,397
1,056 Amcor plc 12,334
56 Avery Dennison Corporation 10,284
143 Axalta Coating Systems, Ltd.
a
4,230
220 Ball Corporation 18,643

ESG Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Materials (2.2%) - continued
23 Compass Minerals International,
Inc. $ 1,443
37 Domtar Corporation 1,367
173 Ecolab, Inc. 37,034
35 H.B. Fuller Company 2,202
150 International Flavors & Fragrances,
Inc. 20,941
23 Minerals Technologies, Inc. 1,732
243 Mosaic Company 7,681
540 Newmont Mining Corporation 32,546
204 Nucor Corporation 16,375
159 PPG Industries, Inc. 23,891
15 Schnitzer Steel Industries, Inc. 627
104 Sealed Air Corporation 4,765
55 Sherwin-Williams Company 40,591
68 Sonoco Products Company 4,304
Total 294,307
Real Estate (2.8%)
299 American Tower Corporation 71,479
94 AvalonBay Communities, Inc. 17,344
100 Boston Properties, Inc. 10,126
226 CBRE Group, Inc.
a
17,879
74 Corporate Office Properties Trust 1,948
188 Digital Realty Trust, Inc. 26,478
250 Duke Realty Corporation 10,483
59 Equinix , Inc. 40,096
250 Equity Residential 17,908
48 Federal Realty Investment Trust 4,870
363 Healthpeak Properties, Inc. 11,522
473 Host Hotels & Resorts, Inc.
a
7,970
194 Iron Mountain, Inc. 7,180
35 Jones Lang LaSalle, Inc.
a
6,266
66 Macerich Company 772
45 PotlatchDeltic Corporation 2,381
497 Prologis, Inc. 52,682
77 Realogy Holdings Corporation
a
1,165
75 SBA Communications Corporation 20,816
221 Simon Property Group, Inc. 25,143
198 UDR, Inc. 8,684
502 Weyerhaeuser Company 17,871
Total 381,063
Utilities (1.6%)
447 AES Corporation 11,984
167 Alliant Energy Corporation 9,045
121 American Water Works Company,
Inc. 18,140
85 Atmos Energy Corporation 8,402
46 Avista Corporation 2,196
367 CenterPoint Energy, Inc. 8,313
192 CMS Energy Corporation 11,754
226 Consolidated Edison, Inc. 16,905
156 Essential Utilities, Inc. 6,981
231 Eversource Energy 20,002
365 FirstEnergy Corporation 12,662
134 MDU Resources Group, Inc. 4,236
65 New Jersey Resources
Corporation 2,592
258 NiSource, Inc. 6,220
20 Northwest Natural Holding
Company 1,079
135 OGE Energy Corporation 4,369
30 Ormat Technologies, Inc. 2,356
518 PPL Corporation 14,939
Shares Common Stock (91.9%) Value
Utilities (1.6%) - continued
194 Sempra Energy $ 25,721
141 UGI Corporation 5,782
212 WEC Energy Group, Inc. 19,841
Total 213,519
Total Common Stock
(cost $10,406,947) 12,377,521
Shares
Registered Investment
Companies ( 7.4% ) Value
Unaffiliated  (7.4%)
12,979 iShares MSCI KLD 400 Social ETF 991,076
Total 991,076
Total Registered Investment
Companies (cost $947,702) 991,076
Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
2,404 0.180% 24,045
Total Short-Term Investments
(cost $24,044) 24,045
Total Investments (cost
$11,378,693) 99.5% $13,392,642
Other Assets and Liabilities, Net
0.5% 72,942
Total Net Assets 100.0% $13,465,584
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,288,855 1,288,855 – –
Consumer Discretionary 1,453,170 1,453,170 – –
Consumer Staples 910,026 910,026 – –
Energy 260,189 260,189 – –
Financials 1,065,607 1,065,607 – –
Health Care 1,274,477 1,274,477 – –
Industrials 1,265,548 1,265,548 – –
Information Technology 3,970,760 3,970,760 – –
Materials 294,307 294,307 – –
Real Estate 381,063 381,063 – –
Utilities 213,519 213,519 – –
Registered Investment Companies
Unaffiliated 991,076 991,076 – –
Subtotal Investments in Securities $13,368,597 $13,368,597 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 24,045
Subtotal Other Investments $24,045
Total Investments at Value $13,392,642
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $90 $2,305 $2,371 $24 2 0.2%
Total Affiliated Short-Term Investments 90 24 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 22 22 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $90 $24
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 83.5% ) Value
Communications Services (6.5%)
38,149 Activision Blizzard, Inc. $ 3,547,857
9,278 Alphabet, Inc., Class A
a
19,136,061
1,623 Alphabet, Inc., Class C
a
3,357,386
8,847 AMC Networks, Inc.
a
470,307
3,494 ANGI Homeservices, Inc.
a
45,422
443,185 Auto Trader Group plc
a,b
3,388,622
37,522 BCE, Inc. 1,693,820
524 Cardlytics, Inc.
a
57,483
2,202 Cars.com Inc.
a
28,538
84,245 Carsales.com, Ltd. 1,145,658
112,110 Cineworld Group plc
a,c
149,033
110,517 Comcast Corporation 5,980,075
1,477 Consolidated Communications
Holdings, Inc.
a
10,634
81,288 Deutsche Telekom AG 1,638,238
10,200 DIP Corporation 268,349
24,701 Discovery, Inc., Class A
a,c
1,073,505
2,010 EchoStar Corporation
a
48,240
7,034 Entercom Communications
Corporation
a
36,928
41,741 Facebook, Inc.
a
12,293,977
6,608 Gannett Company, Inc.
a
35,551
1,955 Gray Television, Inc. 35,972
1,188 Hemisphere Media Group, Inc.
a
13,840
6,596 Interpublic Group of Companies,
Inc. 192,603
8,758 Ipsos SA 330,422
25,900 KDDI Corporation 797,997
45,968 Live Nation Entertainment, Inc.
a
3,891,191
8,471 Match Group, Inc.
a
1,163,746
137,048 Mediaset Espana Comunicacion
SA
a
814,030
100,400 Nippon Telegraph & Telephone
Corporation 2,590,513
1,781 Omnicom Group, Inc. 132,061
13,144 REA Group, Ltd. 1,422,361
4,239 Rightmove plc
a
34,017
5,010 RingCentral, Inc.
a
1,492,379
804 Scholastic Corporation 24,208
106,200 SoftBank Corporation 1,381,616
21,700 SoftBank Group Corporation 1,847,487
27,573 Spark New Zealand, Ltd. 86,363
1,249 Stroeer SE 101,766
3,563 Take-Two Interactive Software,
Inc.
a
629,582
4,378 Telephone & Data Systems, Inc. 100,519
79,000 TV Asahi Holdings Corporation 1,488,829
84,855 Twitter, Inc.
a
5,399,324
113,748 Uber Technologies, Inc.
a
6,200,403
712 United States Cellular Corporation
a
25,974
3,700 Vector, Inc.
a
43,493
104,399 Verizon Communications, Inc. 6,070,802
2,831 WideOpenWest, Inc.
a
38,473
Total 90,755,655
Consumer Discretionary (11.0%)
1,163 Aaron's Company, Inc. 29,866
6,200 ABC-MART, Inc. 350,114
3,679 Adient plc
a
162,612
9,231 Amazon.com, Inc.
a
28,561,452
7,989 American Axle & Manufacturing
Holdings, Inc.
a
77,174
5,070 American Eagle Outfitters, Inc.
c
148,247
53,606 Aptiv plc
a
7,392,267
14,779 ARB Corporation, Ltd. 388,534
Shares Common Stock (83.5%) Value
Consumer Discretionary (11.0%) - continued
57,694 Aristocrat Leisure, Ltd. $ 1,513,638
10,717 At Home Group, Inc.
a
307,578
2,185 AutoNation, Inc.
a
203,686
1,817 AutoZone, Inc.
a
2,551,613
198,879 B&M European Value Retail SA 1,446,962
7,113 Bally's Corporation
a
462,203
6,300 Bandai Namco Holdings, Inc. 450,371
2,197 Basic-Fit NV
a,b
84,442
2,053 Beazer Homes USA, Inc.
a
42,949
1,687 Bed Bath & Beyond, Inc.
a
49,176
2,033 Big 5 Sporting Goods Corporation 31,918
2,263 BJ's Restaurants, Inc.
a
131,435
2,014 Booking Holdings, Inc.
a
4,692,298
9,798 Breville Group, Ltd. 201,697
3,035 Bright Horizons Family Solutions,
Inc.
a
520,351
1,011 Brinker International, Inc.
a
71,842
958 Brunswick Corporation 91,364
4,001 Burlington Stores, Inc.
a
1,195,499
11,052 Caesars Entertainment, Inc.
a
966,497
553 Camping World Holdings, Inc. 20,118
4,625 Carnival Corporation
a
122,747
7,961 Carvana Company
a
2,088,966
62 Cavco Industries, Inc.
a
13,988
583 Century Casinos, Inc.
a
5,987
8,810 Chegg, Inc.
a
754,665
10,995 Chewy, Inc.
a,c
931,386
28,214 Chico's FAS, Inc.
a
93,388
2,286 Children's Place, Inc.
a
159,334
4,028 Chipotle Mexican Grill, Inc.
a
5,723,063
14,500 Chiyoda Company, Ltd. 130,089
6,634 Choice Hotels International, Inc. 711,762
430 Churchill Downs, Inc. 97,791
24,230 Cooper-Standard Holdings, Inc.
a
880,034
12,452 Corporate Travel Management,
Ltd.
a
186,436
1,547 Cracker Barrel Old Country Store,
Inc. 267,445
4,584 Culp, Inc. 70,548
23,255 D.R. Horton, Inc. 2,072,486
26,487 Daimler AG 2,363,967
5,909 Dana, Inc. 143,766
1,965 Darden Restaurants, Inc. 279,030
697 Deckers Outdoor Corporation
a
230,303
53,200 Denso Corporation 3,546,531
3,902 Designer Brands, Inc.
a
67,895
7,398 Dick's Sporting Goods, Inc. 563,358
2,529 Dillard's, Inc. 244,226
53,916 Dollarama, Inc. 2,381,966
29,104 Dometic Group AB
a,b
423,042
7,760 Domino's Pizza Enterprises, Ltd. 569,558
1,923 Domino's Pizza, Inc. 707,260
1,099 Dorman Products, Inc.
a
112,801
55,414 Duluth Holdings, Inc.
a,c
938,713
6,232 Emerald Holding, Inc.
a
34,401
59,794 Entain plc
a
1,250,461
980 Ethan Allen Interiors, Inc. 27,058
1,438 Etsy, Inc.
a
290,001
9,247 Evolution Gaming Group AB
b
1,361,760
10,241 Farfetch, Ltd.
a,c
542,978
2,600 Fast Retailing Company, Ltd. 2,078,382
9,587 Ferrari NV 2,005,450
7,593 Five Below, Inc.
a
1,448,668
3,006 Foot Locker, Inc. 169,087
295 Fox Factory Holding Corporation
a
37,483

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Consumer Discretionary (11.0%) - continued
292,000 Galaxy Entertainment Group, Ltd.
a
$ 2,639,778
13,023 Gap, Inc.
a
387,825
514 Garmin, Ltd. 67,771
16,599 Gentex Corporation 592,086
2,919 Genuine Parts Company 337,407
3,616 G-III Apparel Group, Ltd.
a
108,986
5,310 Goodyear Tire & Rubber
Company
a
93,297
62 Graham Holdings Company 34,871
1,785 Grand Canyon Education, Inc.
a
191,174
1,649 Group 1 Automotive, Inc. 260,196
6,648 Guess ?, Inc. 156,228
14,557 Hanesbrands, Inc. 286,336
2,560 Harley-Davidson, Inc. 102,656
1,007 Helen of Troy, Ltd.
a
212,135
1,818 Hermes International 2,010,710
3,400 Hikari Tsushin, Inc. 685,497
30,507 Howden Joinery Group plc 308,263
109,954 Husqvarna AB 1,585,166
6,116 IAA, Inc.
a
337,236
45,842 Industria de Diseno Textil SA 1,514,623
16,141 InterContinental Hotels Group plc
a
1,110,012
5,200 Izumi Company, Ltd. 204,193
5,139 JD Sports Fashion plc
a
58,419
2,292 KB Home 106,647
4,865 Knoll, Inc. 80,321
17,647 Kohl's Corporation 1,051,938
5,000 KOMEDA Holdings Company, Ltd. 91,197
6,178 L Brands, Inc.
a
382,171
5,184 Lear Corporation 939,600
4,193 Lithia Motors, Inc. 1,635,647
30,639 Lowe's Companies, Inc. 5,826,925
2,252 LVMH Moet Hennessy Louis
Vuitton SE 1,504,232
1,608 M.D.C. Holdings, Inc. 95,515
1,358 M/I Homes, Inc.
a
80,217
26,959 Macy's, Inc.
a
436,466
5,297 Magnite, Inc.
a
220,408
470 Marriott Vacations Worldwide
Corporation
a
81,865
9,600 Marui Group Company, Ltd. 180,938
9,633 Mattel, Inc.
a
191,889
1,537 Meritage Homes Corporation
a
141,281
6,823 Mohawk Industries, Inc.
a
1,312,131
106,551 Moneysupermarket.com Group plc 391,740
1,947 Nautilus, Inc.
a
30,451
7,299 Next plc
a
791,086
42,100 NHK Spring Company, Ltd. 316,831
5,800 Nihon Unisys, Ltd. 179,373
123,300 Nissan Motor Company, Ltd.
a
688,834
900 Nitori Holdings Company, Ltd. 174,334
728 Noodles & Company
a
7,535
12,012 Nordstrom, Inc.
a
454,894
11,822 Norwegian Cruise Line Holdings,
Ltd.
a
326,169
311 NVR, Inc.
a
1,465,099
6,560 Ollie's Bargain Outlet Holdings,
Inc.
a
570,720
1,263 Overstock.com, Inc.
a
83,686
16,363 Park Hotels & Resorts, Inc.
a
353,114
5,480 Penn National Gaming, Inc.
a
574,523
21,234 Planet Fitness, Inc.
a
1,641,388
3,867 Playa Hotels and Resorts NV
a
28,229
9,559 Playtech plc
a
58,244
10,000 PLENUS Company, Ltd.
a
171,004
Shares Common Stock (83.5%) Value
Consumer Discretionary (11.0%) - continued
5,650 Pointsbet Holdings, Ltd.
a
$ 53,571
868 Pool Corporation 299,668
6,137 Premier Investments, Ltd. 121,760
5,639 PulteGroup, Inc. 295,709
1,177 Purple Innovation, Inc.
a
37,252
425 PVH Corporation
a
44,923
27,073 Qurate Retail, Inc. 318,378
13,316 Restaurant Brands International,
Inc. 865,540
11,800 Rinnai Corporation 1,323,511
1,623 Royal Caribbean Cruises, Ltd.
a
138,945
5,792 Ruth's Hospitality Group, Inc.
a
143,815
40,400 Sands China, Ltd.
a
202,490
24,800 Sangetsu Company, Ltd. 376,697
20,900 Sekisui House, Ltd. 449,562
17,657 Skyline Corporation
a
799,156
13,000 Sony Corporation 1,375,835
30,538 Sony Corporation ADR 3,237,333
3,677 Standard Motor Products, Inc. 152,890
592 Strategic Education, Inc. 54,411
177,700 Sumitomo Electric Industries, Ltd. 2,672,038
107,432 Tabcorp Holdings, Ltd. 383,830
4,000 Takara Standard Company, Ltd. 60,337
20,628 Taylor Morrison Home Corporation
a
635,549
9,864 Tenneco, Inc.
a
105,742
10,261 Tesla, Inc.
a
6,853,630
1,217 Thor Industries, Inc.
c
163,979
20,472 Thule Group AB
a,b
889,990
9,093 Toll Brothers, Inc. 515,846
411 TopBuild Corporation
a
86,076
13,600 Toyota Motor Corporation 1,058,352
10,021 Tri Pointe Homes, Inc.
a
204,028
3,726 TripAdvisor, Inc.
a
200,422
10,723 Tupperware Brands Corporation
a
283,194
3,098 Ulta Beauty, Inc.
a
957,809
13,500 USS Company, Ltd. 264,780
958 Vail Resorts, Inc.
a
279,410
507 Whirlpool Corporation 111,717
395 Williams-Sonoma, Inc. 70,784
6,792 Wingstop, Inc. 863,739
33 Winmark Corporation 6,152
10,221 Wyndham Hotels & Resorts, Inc. 713,221
675 YETI Holdings, Inc.
a
48,742
1,286 Zumiez, Inc.
a
55,169
Total 152,001,652
Consumer Staples (3.7%)
20,023 Anheuser-Busch InBev NV 1,258,707
11,700 Arcs Company, Ltd. 253,208
18,400 Asahi Group Holdings, Ltd. 778,886
29,171 BJ's Wholesale Club Holdings,
Inc.
a
1,308,611
166 Boston Beer Company, Inc.
a
200,242
54,992 British American Tobacco plc 2,090,282
71,900 Budweiser Brewing Company
APAC, Ltd.
b
215,223
21,494 Carlsberg AS 3,296,311
537 Casey's General Stores, Inc. 116,094
1 Chocoladefabriken Lindt and
Spruengli AG 91,369
65 Church & Dwight Company, Inc. 5,678
21,524 Coty, Inc.
a
193,931
5,605 Darling Ingredients, Inc.
a
412,416
81,054 Diageo plc 3,329,838
44,132 e.l.f. Beauty, Inc.
a
1,184,062

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Consumer Staples (3.7%) - continued
503 Edgewell Personal Care Company $ 19,919
2,084 Flowers Foods, Inc. 49,599
21,277 ForFarmers BV 146,729
5,160 Glanbia plc 76,582
901 Hain Celestial Group, Inc.
a
39,284
1,253 Hershey Company 198,174
1,254 Ingredion, Inc. 112,760
132,000 Japan Tobacco, Inc. 2,535,774
29,600 Kao Corporation 1,958,593
7,900 Kewpie Corporation 179,686
9,676 Kimberly-Clark Corporation 1,345,448
5,800 Kobe Bussan Company, Ltd. 155,511
24,581 Lamb Weston Holdings, Inc. 1,904,536
155 Lindt & Spruengli AG 1,350,236
9,023 L'Oreal SA 3,456,554
361 Medifast, Inc. 76,467
5,200 Ministop Company, Ltd. 68,528
89 Molson Coors Beverage
Company
a
4,552
65,685 Nestle SA 7,322,327
7,881 NewAge, Inc.
a,c
22,540
9,286 Orkla ASA 91,068
2,174 Performance Food Group
Company
a
125,244
34,396 Philip Morris International, Inc. 3,052,301
68 PriceSmart, Inc. 6,579
6,399 Royal Unibrew AS 668,911
1,172 Seneca Foods Corporation
a
55,189
26,600 Seven & I Holdings Company, Ltd. 1,074,146
726 Spectrum Brands Holdings, Inc. 61,710
8,100 Sugi Holdings Company, Ltd. 642,778
13,100 Sundrug Company, Ltd. 479,939
367 Tootsie Roll Industries, Inc. 12,159
22,286 Turning Point Brands, Inc. 1,162,661
24,187 Unilever NV 1,349,568
464 United Natural Foods, Inc.
a
15,284
2,726 US Foods Holding Corporation
a
103,915
959 Utz Brands, Inc. 23,774
1,190 Vector Group, Ltd. 16,600
45,741 Wal-Mart Stores, Inc. 6,213,000
28 WD-40 Company 8,573
17,424 Wesfarmers, Ltd. 699,723
9,777 Woolworths, Ltd. 304,497
Total 51,926,276
Energy (2.9%)
12,626 Antero Midstream Corporation 114,013
21,332 Antero Resources Corporation
a
217,586
104 APA Corporation 1,862
19,075 Archrock, Inc. 181,022
447 Bonanza Creek Energy, Inc.
a
15,971
493,465 BP plc 2,004,443
76,656 BP plc ADR 1,866,574
12,139 Canadian Natural Resources, Ltd. 375,269
31,310 Centennial Resource
Development, Inc.
a
131,502
12,279 Cimarex Energy Company 729,250
934 Clean Energy Fuels Corporation
a
12,833
5,459 CNX Resources Corporation
a
80,247
39,275 ConocoPhillips 2,080,397
720 CONSOL Energy, Inc.
a
6,998
5,873 Continental Resources, Inc.
a
151,934
5,625 Core Laboratories NV 161,944
58 Delek US Holdings, Inc. 1,263
104,708 Devon Energy Corporation 2,287,870
Shares Common Stock (83.5%) Value
Energy (2.9%) - continued
6,492 Diamondback Energy, Inc. $ 477,097
2,366 Dorian LPG, Ltd.
a
31,066
77,987 Eni SPA 960,976
17,997 EnLink Midstream, LLC 77,207
63,968 Enterprise Products Partners, LP 1,408,575
72,487 Equinor ASA 1,414,928
6,976 Exterran Corporation
a
23,439
17,083 Exxon Mobil Corporation 953,744
1,523 Gaztransport Et Technigaz SA 121,342
15,836 Gran Tierra Energy, Inc.
a,c
11,082
51,292 Halliburton Company 1,100,726
11,981 Helix Energy Solutions Group, Inc.
a
60,504
5,805 Helmerich & Payne, Inc. 156,503
7,399 HollyFrontier Corporation 264,736
60,185 John Wood Group plc
a
224,387
15,809 Kinder Morgan, Inc. 263,220
3,617 Liberty Oilfield Services, Inc.
a
40,836
24,586 Marathon Oil Corporation 262,578
38,353 Marathon Petroleum Corporation 2,051,502
782 Nabors Industries, Ltd.
a
73,078
34,423 Neste Oil Oyj 1,828,065
21,175 Nine Energy Service, Inc.
a
48,702
4,881 Oceaneering International, Inc.
a
55,741
14,770 OMV AG 748,506
17,432 Patterson-UTI Energy, Inc. 124,290
16,393 Pioneer Natural Resources
Company 2,603,536
3,662 Plains GP Holdings, LP
a
34,423
5,361 ProPetro Holding Corporation
a
57,148
1,142 Renewable Energy Group, Inc.
a
75,418
4,577 Ring Energy, Inc.
a,c
10,573
127,713 Royal Dutch Shell plc, Class A 2,482,621
206,124 Royal Dutch Shell plc, Class B 3,794,237
2,353 Suncor Energy, Inc. 49,187
11,517 Talos Energy, Inc.
a
138,665
2,708 Targa Resources Corporation 85,979
26,759 TC Energy Corporation 1,226,694
74,516 Tenaris SA ADR 1,690,768
76,404 Total SE 3,561,950
37,148 Transocean, Ltd.
a
131,875
291 TravelCenters of America, Inc.
a
7,895
6,801 Washington H. Soul Pattinson and
Company, Ltd. 163,725
44,784 Woodside Petroleum, Ltd. 818,557
Total 40,137,059
Financials (13.5%)
93 1st Source Corporation 4,425
77,857 AB Industrivarden, Class C
a
2,732,302
2,007 AG Mortgage Investment Trust,
Inc. 8,088
227,800 AIA Group, Ltd. 2,787,536
4,287 Air Lease Corporation 210,063
1,205 Alleghany Corporation
a
754,679
30,741 Allianz SE 7,819,159
8,146 American Equity Investment Life
Holding Company 256,843
27,222 American Express Company 3,850,280
8,605 American Financial Group, Inc. 981,830
159 American National Group, Inc. 17,151
1,020 Ameriprise Financial, Inc. 237,099
9,660 Ameris Bancorp 507,247
10,682 Apollo Commercial Real Estate
Finance, Inc. 149,228
11,338 Arch Capital Group, Ltd.
a
435,039

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Financials (13.5%) - continued
1,210 Argo Group International Holdings,
Ltd. $ 60,887
5,439 Arthur J. Gallagher & Company 678,624
3,653 Artisan Partners Asset
Management, Inc. 190,577
22,737 Associated Banc-Corp 485,208
4,182 Assured Guaranty, Ltd. 176,815
11,684 ASX, Ltd. 632,449
28,972 Australia and New Zealand
Banking Group, Ltd. 622,042
17,229 Baloise Holding AG 2,929,822
200,783 Banco Bilbao Vizcaya Argentaria
SA 1,046,316
233,833 Banco Santander SA
a
797,562
2,177 Bancorp, Inc.
a
45,107
180,538 Bank of America Corporation 6,985,015
814 Bank of Marin Bancorp 31,876
4,632 BankFinancial Corporation 47,802
8,805 Banner Corporation 469,571
18,546 Berkshire Hills Bancorp, Inc. 413,947
1,962 Blackstone Mortgage Trust, Inc. 60,822
72 BM Technologies, Inc.
a,d
797
28,360 BNP Paribas SA
a
1,727,962
424 BOK Financial Corporation 37,872
6,454 Brighthouse Financial, Inc.
a
285,589
14,761 BrightSphere Investment Group 300,829
8,870 Brookline Bancorp, Inc. 133,050
1,769 Brown & Brown, Inc. 80,861
2,409 Byline Bancorp, Inc. 50,950
36,862 Capital One Financial Corporation 4,689,952
9,332 Central Pacific Financial
Corporation 248,978
103,822 Charles Schwab Corporation 6,767,118
15,586 Chimera Investment Corporation 197,942
15,076 Chubb, Ltd. 2,381,556
156,129 CI Financial Corporation 2,254,907
3,426 Cincinnati Financial Corporation 353,186
40,834 Citigroup, Inc. 2,970,673
4,355 Citizens Financial Group, Inc. 192,273
5,623 CNO Financial Group, Inc. 136,583
4,926 CNP Assurances 93,431
26,978 Comerica, Inc. 1,935,402
721 Commerce Bancshares, Inc. 55,236
62,259 Commonwealth Bank of Australia 4,085,107
7,408 Community Trust Bancorp, Inc. 326,174
900 Cowen, Inc. 31,635
840 Cullen/Frost Bankers, Inc. 91,358
2,594 Customers Bancorp, Inc.
a
82,541
182,000 DBS Group Holdings, Ltd. 3,902,333
12,294 Deutsche Boerse AG 2,042,888
24,618 Deutsche Pfandbriefbank AG
a,b
286,761
221 Diamond Hill Investment Group,
Inc. 34,478
1,103 Dime Community Bancshares, Inc. 33,244
22,673 Discover Financial Services 2,153,708
181,859 DnB ASA 3,877,767
3,907 East West Bancorp, Inc. 288,337
350 Employers Holdings, Inc. 15,071
740 Encore Capital Group, Inc.
a
29,770
1,832 Enova International, Inc.
a
64,999
180 Enstar Group, Ltd.
a
44,411
1,450 Enterprise Financial Services
Corporation 71,688
58,472 Equitable Holdings, Inc. 1,907,357
4,201 Essent Group, Ltd. 199,505
32,997 Euronext NV
b
3,321,150
Shares Common Stock (83.5%) Value
Financials (13.5%) - continued
71,817 Everi Holdings, Inc.
a
$ 1,013,338
20,775 F.N.B. Corporation 263,842
987 FactSet Research Systems, Inc. 304,578
481 Federal Agricultural Mortgage
Corporation 48,446
5,580 Financial Institutions, Inc. 169,018
752 First American Financial
Corporation 42,601
10,087 First Bancorp/Puerto Rico 113,580
8,532 First Busey Corporation 218,846
15,591 First Financial Bancorp 374,184
3,925 First Financial Corporation 176,664
4,501 First Horizon Corporation 76,112
11,935 First Midwest Bancorp, Inc. 261,496
747 First of Long Island Corporation 15,874
14,967 First Republic Bank 2,495,747
11,804 Flagstar Bancorp, Inc. 532,360
1,109 Flushing Financial Corporation 23,544
43,108 Fulton Financial Corporation 734,129
4,102 Goldman Sachs Group, Inc. 1,341,354
11,528 Granite Point Mortgage Trust, Inc. 137,990
6,995 Great Southern Bancorp, Inc. 396,407
7,883 Great Western Bancorp, Inc. 238,776
13,085 Groupe Bruxelles Lambert SA 1,353,596
6,535 Hamilton Lane, Inc. 578,740
20,909 Hancock Whitney Corporation 878,387
5,505 Hanmi Financial Corporation 108,614
5,874 Hanover Insurance Group, Inc. 760,448
1,240 Heartland Financial USA, Inc. 62,322
11,455 Heritage Commerce Corporation 139,980
969 Hilltop Holdings, Inc. 33,072
275 HomeStreet, Inc. 12,119
5,458 Hometrust Bancshares, Inc. 132,902
6,100 Hong Kong Exchanges & Clearing,
Ltd. 361,888
38,178 Hope Bancorp, Inc. 574,961
8,231 Horizon Bancorp, Inc. 152,932
186,110 HSBC Holdings plc 1,084,780
161,282 Humm Group, Ltd.
a
118,302
8,070 Independent Bank Corporation 190,775
90,756 ING Groep NV 1,108,506
1,434 Intact Financial Corporation 175,727
27,677 Intermediate Capital Group plc 702,705
14,378 Invesco Mortgage Capital. Inc. 57,656
19,605 Invesco, Ltd. 494,438
50,852 J.P. Morgan Chase & Company 7,741,200
123,200 Japan Post Bank Company, Ltd. 1,184,724
8,200 Japan Post Holdings Company,
Ltd. 73,080
3,789 Jefferies Financial Group, Inc. 114,049
3,135 KBC Groep NV 228,108
10,348 Kinnevik AB 502,934
7,338 Kinsale Capital Group, Inc. 1,209,302
4,623 L E Lundbergforetagen AB
a
252,484
7,528 Ladder Capital Corporation 88,830
1,818 Lakeland Bancorp, Inc. 31,688
50,078 Laurentian Bank of Canada
c
1,595,148
6,165 Lincoln National Corporation 383,895
2,711 Loews Corporation 139,020
10,990 Marsh & McLennan Companies,
Inc. 1,338,582
99,380 Mediobanca SPA
a
1,101,259
2,485 Mercantile Bank Corporation 80,688
41,173 MFA Financial, Inc. 167,574
3,524 Midland States Bancorp, Inc. 97,756
6,571 MidWestOne Financial Group, Inc. 203,504

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Financials (13.5%) - continued
259,500 Mitsubishi UFJ Financial Group,
Inc. $ 1,387,622
105,600 Mitsubishi UFJ Lease & Finance
Company, Ltd. 638,346
20,269 Mizrahi Tefahot Bank, Ltd.
a
528,529
58,993 Morgan Stanley 4,581,396
5,982 Mr. Cooper Group, Inc.
a
207,934
6,300 MS and AD Insurance Group
Holdings, Inc. 185,321
2,407 MSCI, Inc. 1,009,207
38 Nasdaq, Inc. 5,603
32,776 National Australia Bank, Ltd. 649,374
182 National Western Life Group, Inc. 45,318
54,840 Natixis
a
262,129
9,680 Navient Corporation 138,521
433 NBT Bancorp, Inc. 17,277
28,461 New York Community Bancorp,
Inc. 359,178
4,007 NMI Holdings, Inc.
a
94,725
4,186 Northern Trust Corporation 439,990
4,069 OFG Bancorp 92,041
10,958 Old National Bancorp 211,928
4,109 Old Second Bancorp, Inc. 54,280
1,211 OneMain Holdings, Inc. 65,055
7,402 Onex Corporation 460,365
526 Oppenheimer Holdings, Inc. 21,066
88,000 ORIX Corporation 1,488,325
13,380 PacWest Bancorp 510,447
13,422 Paragon Banking Group plc 84,676
2,214 Partners Group Holding AG 2,829,328
1,536 Peoples Bancorp, Inc. 50,949
20,548 Popular, Inc. 1,444,935
10,980 Premier Financial Corporation 365,195
32 Primerica, Inc. 4,730
2,617 PROG Holdings, Inc. 113,290
2,284 Prosperity Bancshares, Inc. 171,049
6,731 QCR Holdings, Inc. 317,838
17,455 Radian Group, Inc. 405,829
26,260 Raymond James Financial, Inc. 3,218,426
16,427 Redwood Trust, Inc. 171,005
4,767 Reinsurance Group of America,
Inc. 600,880
1,458 RenaissanceRe Holdings, Ltd. 233,645
309 RLI Corporation 34,475
51,034 Royal Bank of Canada 4,705,427
12,294 S&P Global, Inc. 4,338,184
1,143 Safety Insurance Group, Inc. 96,298
10,707 Seacoast Banking Corporation of
Florida
a
388,022
9,227 SEI Investments Company 562,201
894 Selective Insurance Group, Inc. 64,851
4,114 Signature Bank 930,175
2,956 Simmons First National
Corporation 87,705
1,180 Southside Bancshares, Inc. 45,442
16,425 St. James's Place plc 288,364
7,749 Starwood Property Trust, Inc. 191,710
2,814 Sterling Bancorp 64,778
909 Stifel Financial Corporation 58,231
63,500 Sumitomo Mitsui Financial Group,
Inc. 2,301,704
27,193 Sun Life Financial, Inc. 1,374,256
3,987 Swiss Life Holding AG 1,959,358
3,328 Synovus Financial Corporation 152,256
2,383 T. Rowe Price Group, Inc. 408,923
1,625 Territorial Bancorp, Inc. 42,997
Shares Common Stock (83.5%) Value
Financials (13.5%) - continued
6,983 TMX Group, Ltd. $ 725,639
16,400 Tokio Marine Holdings, Inc. 780,494
78 Tompkins Financial Corporation 6,451
375 Topdanmark AS 17,104
10,825 Torchmark Corporation 1,046,020
55,509 Toronto-Dominion Bank 3,620,210
2,163 Towne Bank 65,755
10,751 TPG RE Finance Trust, Inc. 120,411
3,369 TriCo Bancshares 159,590
47,778 Truist Financial Corporation 2,786,413
11,644 TrustCo Bank Corporation 85,816
3,292 Trustmark Corporation 110,809
16,812 Two Harbors Investment
Corporation 123,232
41,653 Umpqua Holdings Corporation 731,010
7,524 United Bankshares, Inc. 290,276
920 Univest Financial Corporation 26,303
18,404 Unum Group 512,183
14,886 Valley National Bancorp 204,534
44,174 Virgin Money UK plc
a
115,929
549 Vontobel Holding AG 41,902
3,565 Voya Financial, Inc. 226,877
244 Walker & Dunlop, Inc. 25,069
2,004 Washington Trust Bancorp, Inc. 103,467
844 Webster Financial Corporation 46,513
142,395 Wells Fargo & Company 5,563,373
3,702 WesBanco, Inc. 133,494
198 Westamerica Bancorporation 12,430
20,972 Western Alliance Bancorp 1,980,596
12,380 Western Asset Mortgage Capital
Corporation 39,492
79,599 Westpac Banking Corporation 1,476,477
214 Westwood Holdings Group, Inc. 3,094
8,266 Wintrust Financial Corporation 626,563
37,715 Zions Bancorporations NA 2,072,816
6,320 Zurich Insurance Group AG 2,690,118
Total 186,937,970
Health Care (10.6%)
10,992 AbbVie, Inc. 1,189,554
40,296 ACADIA Pharmaceuticals, Inc.
a
1,039,637
458 Acceleron Pharma, Inc.
a
62,109
20,324 Adaptive Biotechnologies
Corporation
a
818,244
1,599 ADMA Biologics, Inc.
a
2,814
2,816 Adverum Biotechnologies, Inc.
a
27,766
249 Allakos, Inc.
a
28,580
1,720 Altimmune, Inc.
a
24,304
13,041 Amgen, Inc. 3,244,731
13,896 Amplifon SPA
a
517,081
796 AnaptysBio, Inc.
a
17,154
10,403 Anthem, Inc. 3,734,157
68,914 Ardelyx, Inc.
a
456,211
3,011 Arena Pharmaceuticals, Inc.
a
208,933
4,196 Argenx SE ADR
a
1,155,536
2,860 Arrowhead Research Corporation
a
189,647
7,864 Ascendis Pharma AS ADR
a
1,013,512
85,300 Astellas Pharmaceutical, Inc. 1,313,987
1,902 Atara Biotherapeutics, Inc.
a
27,313
88 Atrion Corporation 56,435
14,615 Axonics Modulation Technologies,
Inc.
a
875,292
3,780 Becton, Dickinson and Company 919,107
6,592 Biogen, Inc.
a
1,844,112

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Health Care (10.6%) - continued
10,291 Biohaven Pharmaceutical Holding
Company, Ltd.
a
$ 703,390
210 Bio-Rad Laboratories, Inc.
a
119,946
4,556 Bio-Techne Corporation 1,740,073
885 BioXcel Therapeutics, Inc.
a,c
38,197
687 Bruker Corporation 44,160
6,135 Catalent, Inc.
a
646,077
27,231 Centene Corporation
a
1,740,333
38,561 Cerner Corporation 2,771,765
2,590 Charles River Laboratories
International, Inc.
a
750,660
664 Chemed Corporation 305,320
52,300 Chugai Pharmaceutical Company,
Ltd. 2,125,150
14,956 Cigna Holding Company 3,615,463
281 Co-Diagnostics, Inc.
a,c
2,681
142 Cooper Companies, Inc. 54,541
3,597 CryoLife, Inc.
a
81,220
22,605 CSL, Ltd. 4,568,555
26,640 CVS Health Corporation 2,004,127
1,488 CytomX Therapeutics, Inc.
a
11,502
59,700 Daiichi Sankyo Company, Ltd. 1,741,794
4,977 Dechra Pharmaceuticals plc 235,343
10,970 Dexcom, Inc.
a
3,942,508
1,490 Editas Medicine, Inc.
a,c
62,580
33,422 Edwards Lifesciences Corporation
a
2,795,416
3,321 Envista Holdings Corporation
a
135,497
557 Eurofins Scientific SE
a
53,238
58 Fate Therapeutics, Inc.
a
4,782
2,294 Genus plc 153,617
989 Gerresheimer AG 98,225
38,521 GlaxoSmithKline plc ADR
c
1,374,815
2,227 Global Blood Therapeutics, Inc.
a
90,750
20,807 GoodRx Holdings, Inc.
a,c
811,889
15,586 Guardant Health, Inc.
a
2,379,203
1,510 Haemonetics Corporation
a
167,625
14,437 HCA Healthcare, Inc. 2,719,065
2,082 HealthEquity, Inc.
a
141,576
4,028 Hill-Rom Holdings, Inc. 445,013
7,698 Humana, Inc. 3,227,387
22 ICU Medical, Inc.
a
4,520
13,648 Immunocore Holdings plc ADR
a
580,995
2,476 ImmunoGen, Inc.
a
20,056
5,477 Inspire Medical Systems, Inc.
a
1,133,684
5,528 Insulet Corporation
a
1,442,366
1,187 Integra LifeSciences Holdings
Corporation
a
82,010
5,084 Intuitive Surgical, Inc.
a
3,756,771
3,077 Invitae Corporation
a,c
117,572
6,085 Ionis Pharmaceuticals, Inc.
a
273,582
2,057 iRhythm Technologies, Inc.
a
285,635
36,042 Johnson & Johnson 5,923,503
1,928 Kura Oncology, Inc.
a
54,505
1,060 Laboratory Corporation of America
Holdings
a
270,332
1,357 Lannett Company, Inc.
a
7,165
15,016 LHC Group, Inc.
a
2,871,209
2,275 LNA Sante 122,208
2,130 Lonza Group AG 1,191,308
25,200 M3, Inc. 1,729,931
42,607 Medtronic plc 5,033,165
68,067 Merck & Company, Inc. 5,247,285
6,075 Merck KGaA 1,039,157
186 Mirati Therapeutics, Inc.
a
31,862
3,086 Molina Healthcare, Inc.
a
721,383
Shares Common Stock (83.5%) Value
Health Care (10.6%) - continued
11,976 Natera, Inc.
a
$ 1,216,043
3,893 National Healthcare Corporation 303,304
1,183 Neogen Corporation
a
105,157
12,042 Nevro Corporation
a
1,679,859
101,063 Novartis AG 8,638,938
85,871 Novo Nordisk AS 5,786,300
30,712 Novo Nordisk AS ADR 2,070,603
3,140 NuVasive, Inc.
a
205,858
1,594 Olink Holding AB ADR
a
57,384
1,467 Omnicell, Inc.
a
190,519
12,621 OPKO Health, Inc.
a
54,144
694 Orthifix Medical, Inc.
a
30,085
619 Owens & Minor, Inc. 23,268
1,063 Precigen, Inc.
a,c
7,324
3,405 Premier, Inc. 115,259
10,210 Pulmonx Corporation
a
467,005
1,108 Reata Pharmaceuticals, Inc.
a
110,468
44,622 Recordati SPA 2,399,756
4,194 Repligen Corporation
a
815,356
328 Replimune Group, Inc.
a
10,007
2,224 Roche Holding AG 720,450
854 Sage Therapeutics, Inc.
a
63,922
2,308 Sarepta Therapeutics, Inc.
a
172,015
477 Sartorius Aktiengesellschaft 237,813
342 Sartorius Stedim Biotech 140,750
6,500 Sawai Pharmaceutical Company,
Ltd.
d
312,957
242 Seres Therapeutics, Inc.
a
4,983
16,147 Silk Road Medical, Inc.
a
817,846
4,854 Sonic Healthcare, Ltd. 129,803
9,312 Sonova Holding AG
a
2,468,380
10,221 Stryker Corporation 2,489,631
227 Surmodics, Inc.
a
12,728
1,300 Sysmex Corporation 140,327
13,150 Tactile Systems Technology, Inc.
a
716,544
36,100 Takeda Pharmaceutical Company,
Ltd. 1,315,923
4,318 Tecan Group AG 1,915,637
12,064 Teladoc Health, Inc.
a
2,192,632
3,754 Teleflex, Inc. 1,559,637
1,738 Tenet Healthcare Corporation
a
90,376
7,600 Terumo Corporation 275,031
8,687 Thermo Fisher Scientific, Inc. 3,964,573
10,621 Travere Therapeutics, Inc.
a
265,206
692 U.S. Physical Therapy, Inc. 72,037
807 United Therapeutics Corporation
a
134,987
2,548 Vaxart, Inc.
a,c
15,415
13,587 VBI Vaccines, Inc.
a,c
42,256
16,150 Veeva Systems, Inc.
a
4,219,026
27,091 Viatris, Inc.
a
378,461
1,540 ViewRay, Inc.
a
6,699
582 Vocera Communications, Inc.
a
22,384
10,931 Vor BioPharma, Inc.
a
471,126
446 Waters Corporation
a
126,740
6,453 Zimmer Biomet Holdings, Inc. 1,032,996
24,126 Zoetis, Inc. 3,799,362
14,243 Zymeworks, Inc.
a
449,794
Total 147,674,987
Industrials (10.9%)
326 A.P. Moller - Maersk AS, Class B 756,815
28,323 Aalberts NV 1,432,401
5,075 AECOM
a
325,358
10,258 AerCap Holdings NV
a
602,555
560 Allegion plc 70,347

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Industrials (10.9%) - continued
18,223 Altra Industrial Motion Corporation $ 1,008,096
1,150 Apogee Enterprises, Inc. 47,012
1,179 Armstrong World Industries, Inc. 106,216
18,330 ASGN, Inc.
a
1,749,415
29,699 Assa Abloy AB 854,749
84,127 Atlas Copco AB, Class A 5,128,992
25,040 Atlas Copco AB, Class B 1,305,021
10,119 AZZ, Inc. 509,492
4,748 Bloom Energy Corporation
a
128,433
4,310 Boeing Company
a
1,097,843
31,828 Canadian National Railway
Company 3,693,639
7,438 Canadian Pacific Railway, Ltd. 2,840,964
15,325 Carlisle Companies, Inc. 2,522,188
12,866 CBIZ, Inc.
a
420,204
14,688 Chart Industries, Inc.
a
2,090,837
11,154 CIA De Distribucion Integral 221,316
1,667 CRA International, Inc. 124,425
10,242 Crane Company 961,826
4,373 Credit Corporation Group, Ltd. 109,315
6,144 CSW Industrials, Inc. 829,440
17,795 CSX Corporation 1,715,794
7,585 Curtiss-Wright Corporation 899,581
4,800 Daikin Industries, Ltd. 970,362
61,462 Delta Air Lines, Inc.
a
2,967,385
10,606 Deutsche Post AG 581,856
574 Diamond S Shipping, Inc.
a
5,757
1,120 Douglas Dynamics, Inc. 51,688
3,958 DSV AS 776,337
595 Dycom Industries, Inc.
a
55,246
5,516 EMCOR Group, Inc. 618,675
1,293 Expeditors International of
Washington, Inc. 139,243
52,779 Experian plc 1,818,298
1,400 FANUC Corporation 336,570
8,986 Forrester Research, Inc.
a
381,725
6,686 Forward Air Corporation 593,784
2,071 GATX Corporation 192,065
4,074 Generac Holdings, Inc.
a
1,334,031
16,214 General Dynamics Corporation 2,943,814
3,628 Gorman-Rupp Company 120,123
1,599 Greenbrier Companies, Inc. 75,505
180,112 GWA Group, Ltd. 392,024
8,000 Hanwa Company, Ltd. 246,165
13,631 Honeywell International, Inc. 2,958,881
52,167 Howmet Aerospace, Inc.
a
1,676,126
5,869 Hubbell, Inc. 1,096,857
844 ICF International, Inc. 73,766
5,146 IDEX Corporation 1,077,161
39,100 Inaba Denki Sangyo Company,
Ltd. 944,963
122 Insperity, Inc. 10,216
911 International Seaways, Inc. 17,655
231 JB Hunt Transport Services, Inc. 38,824
6,719 Jet2 plc
a
117,453
5,990 JetBlue Airways Corporation
a
121,837
315 John Bean Technologies
Corporation 42,002
73,458 Johnson Controls International plc 4,383,239
32,900 Kamigumi Company, Ltd. 624,142
10,382 Kansas City Southern 2,740,017
513 Kimball International, Inc. 7,182
42,000 Kinden Corporation 716,163
8,846 KONE Oyj 723,041
16,543 L3Harris Technologies, Inc. 3,352,935
Shares Common Stock (83.5%) Value
Industrials (10.9%) - continued
5,640 Landstar System, Inc. $ 930,938
57,955 Legrand SA 5,390,910
915 Lennox International, Inc. 285,105
15,239 Lincoln Electric Holdings, Inc. 1,873,483
8,298 Lockheed Martin Corporation 3,066,111
3,334 Manpower, Inc. 329,733
85,900 Marubeni Corporation 717,443
968 Masonite International
Corporation
a
111,552
18,212 Mercury Systems, Inc.
a
1,286,678
36,781 Meritor, Inc.
a
1,082,097
3,321 Mesa Air Group, Inc.
a
44,667
13,339 Middleby Corporation
a
2,210,939
6,000 MISUMI Group, Inc. 174,777
84,600 Mitsubishi Corporation 2,398,330
65,800 Mitsubishi Electric Corporation 1,005,625
14,000 Mitsuboshi Belting, Ltd. 225,640
129,700 Mitsui & Company, Ltd. 2,706,884
5,353 MSC Industrial Direct Company,
Inc. 482,787
19,400 Nidec Corporation 2,365,400
1,800 Nihon M&A Center, Inc. 48,822
23,300 Nitto Kogyo Corporation 427,784
27,302 Nobina AB
a,b
228,993
563 Nordson Corporation 111,857
12,218 Norfolk Southern Corporation 3,280,777
3,528 Old Dominion Freight Line, Inc. 848,166
15,828 Otis Worldwide Corporation 1,083,427
93,351 PageGroup plc
a
605,600
9,711 Parker-Hannifin Corporation 3,063,141
23,077 Pitney Bowes, Inc. 190,154
1,541 Primoris Services Corporation 51,053
2,886 Quad/Graphics, Inc.
a
10,188
13,745 Ranpak Holdings Corporation
a
275,725
29,301 Raytheon Technologies
Corporation 2,264,088
3,420 RBC Bearings, Inc.
a
672,953
42,500 Recruit Holdings Company, Ltd. 2,087,014
23,378 Redde Northgate plc 99,319
21,951 Regal-Beloit Corporation 3,131,969
179,123 RELX plc 4,492,570
17,663 Ritchie Brothers Auctioneers, Inc. 1,034,169
18,658 Rush Enterprises, Inc. 929,728
1,878 Ryder System, Inc. 142,071
3,065 Saia, Inc.
a
706,728
1,900 Sankyu Inc. 83,599
47,242 Schneider Electric SE 7,196,644
70,968 SEEK, Ltd.
a
1,546,875
153 SGS SA 434,734
2,200 SHO-BOND Holdings Company,
Ltd. 94,959
8,849 Signify NV
a,b
455,134
6,036 Simpson Manufacturing Company,
Inc. 626,114
36,000 SITC International Holdings
Company, Ltd. 122,519
101 Sixt SE
a
13,355
2,128 SkyWest, Inc.
a
115,933
12,861 Smith & Wesson Brands, Inc. 224,424
1,124 Snap-On, Inc. 259,352
206,800 Sojitz Corporation 584,311
8,240 Spirax-Sarco Engineering plc 1,294,660
1,852 Spirit Airlines, Inc.
a,c
68,339
10,430 Standex International Corporation 996,795
969 Sterling Construction Company,
Inc.
a
22,481

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Industrials (10.9%) - continued
83,600 Sumitomo Corporation $ 1,196,454
37,994 Summit Materials, Inc.
a
1,064,592
14,926 Sun Country Airlines Holdings,
Inc.
a,c
511,663
365 Sunrun, Inc.
a
22,075
2,500 Taikisha, Ltd. 68,621
6,800 Taisei Corporation 262,353
2,144 Technip Energies N.V. ADR
a
32,096
801 Teledyne Technologies, Inc.
a
331,334
1,071 Tetra Tech, Inc. 145,356
1,110 Thermon Group Holdings, Inc.
a
21,634
14,200 Toppan Forms Company, Ltd. 143,631
41 Toro Company 4,229
336 Trane Technologies plc 55,628
15,844 TransUnion 1,425,960
71,998 Transurban Group
a
731,947
7,557 Trex Company, Inc.
a
691,768
10,616 TriMas Corporation
a
321,877
14,800 Tsubakimoto Chain Company 408,389
4,679 Tutor Perini Corporation
a
88,667
633 UniFirst Corporation 141,608
16,629 United Parcel Service, Inc. 2,826,764
13,200 United Rentals, Inc.
a
4,346,892
3,521 Valmont Industries, Inc. 836,836
1,819 Waste Connections, Inc. 196,416
2,306 Watsco, Inc. 601,289
307 Watts Water Technologies, Inc. 36,475
1,222 Welbilt, Inc.
a
19,858
3,868 Werner Enterprises, Inc. 182,454
10,337 Willdan Group, Inc.
a
424,334
1,656 Woodward, Inc. 199,763
4,005 XPO Logistics, Inc.
a
493,817
1,815 Xylem, Inc. 190,902
9,700 Yuasa Trading Company, Ltd. 274,146
Total 151,790,838
Information Technology (16.5%)
1,205 3D Systems Corporation
a,c
33,065
17,939 Adobe, Inc.
a
8,527,662
91 ADTRAN, Inc. 1,518
4,800 Advantest Corporation 421,595
2,607 Alliance Data Systems Corporation 292,219
1,040 Ambarella, Inc.
a
104,406
10,398 Amphenol Corporation 685,956
18,494 AMS AG
a
368,229
36,010 Anaplan, Inc.
a
1,939,138
165,788 Apple, Inc. 20,251,004
13,707 ASML Holding NV 8,410,224
1,648 Aspen Technology, Inc.
a
237,856
3,628 Atlassian Corporation plc
a
764,637
7,820 Avalara, Inc.
a
1,043,423
16,599 Bandwidth, Inc.
a,c
2,103,757
800 Bechtle AG 150,077
2,920 Belden, Inc. 129,560
5,810 Benchmark Electronics, Inc. 179,645
27,402 BigCommerce Holdings, Inc.
a,c
1,583,836
1,144 Bill.com Holdings, Inc.
a
166,452
4,167 Blackline, Inc.
a,c
451,703
206 CACI International, Inc.
a
50,812
9,799 Calix, Inc.
a
339,633
26,900 Canon, Inc. 611,545
416 Capgemini SA 70,731
5,063 CDK Global, Inc. 273,706
2,348 CDW Corporation 389,181
914 Ceridian HCM Holding, Inc.
a
77,023
Shares Common Stock (83.5%) Value
Information Technology (16.5%) - continued
64,689 CGI, Inc.
a
$ 5,388,434
138,079 Cisco Systems, Inc. 7,140,065
5,788 Cognex Corporation 480,346
1,487 CompuGroup Medical SE and
Company KGaA 125,679
88,052 Computershare, Ltd. 1,010,350
10,005 Computershare, Ltd., Rights
a
11,551
349 Concentrix Corporation
a
52,252
89 Constellation Software, Inc. 124,293
3,911 Coupa Software, Inc.
a
995,271
3,323 Cree, Inc.
a
359,316
1,793 CTS Corporation 55,691
9,259 Descartes Systems Group, Inc.
a
563,966
3,044 Diebold Nixdorf, Inc.
a
43,012
5,298 DocuSign, Inc.
a
1,072,580
18,195 Dolby Laboratories, Inc. 1,796,210
21 Domo, Inc.
a
1,182
1,193 DSP Group, Inc.
a
17,000
18,811 Elastic NV
a
2,091,783
10,647 Endava plc ADR
a
901,694
1,370 Enphase Energy, Inc.
a
222,159
1,992 EPAM Systems, Inc.
a
790,206
2,806 ePlus, Inc.
a
279,590
11,543 Euronet Worldwide, Inc.
a
1,596,397
1,106 ExlService Holdings, Inc.
a
99,717
3,487 eXp World Holdings, Inc.
a,c
158,833
2,273 F5 Networks, Inc.
a
474,193
3,406 First Solar, Inc.
a
297,344
7,800 Five9, Inc.
a
1,219,374
19,700 Fuji Soft, Inc. 1,022,694
7,328 Global Payments, Inc. 1,477,178
157,166 Halma plc 5,141,977
9,647 Health Catalyst, Inc.
a,c
451,190
11,200 Hoya Corporation 1,318,205
17,101 Infineon Technologies AG 727,609
81 IPG Photonics Corporation
a
17,086
13,200 ITOCHU Techno-Solutions
Corporation 426,556
4,297 Jack Henry & Associates, Inc. 651,941
7,200 Keyence Corporation 3,281,445
1,896 Kinaxis, Inc.
a
221,268
1,052 Lam Research Corporation 626,192
2,900 Lasertec Corporation 382,978
16,245 Lattice Semiconductor
Corporation
a
731,350
23 Littelfuse, Inc. 6,082
12,378 LivePerson, Inc.
a
652,816
16,478 Lumentum Holdings, Inc.
a
1,505,265
1,479 Manhattan Associates, Inc.
a
173,605
28,623 Mastercard, Inc. 10,191,219
1,531 MAXIMUS, Inc. 136,320
333 MaxLinear, Inc.
a
11,349
56,027 Medallia, Inc.
a,c
1,562,593
115,201 Microsoft Corporation 27,160,940
37 MicroStrategy, Inc.
a
25,116
11,958 MKS Instruments, Inc. 2,217,252
8,417 Monolithic Power Systems, Inc. 2,972,969
1,109 Motorola Solutions, Inc. 208,547
3,700 Murata Manufacturing Company,
Ltd. 297,833
36,900 NEC Networks & System
Integration Corporation 650,972
212 NetApp, Inc. 15,406
2,875 Nice, Ltd. ADR
a
626,664
3,814 Nova Measuring Instruments, Ltd.
a
347,112

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Information Technology (16.5%) - continued
3,150 Novanta, Inc.
a
$ 415,454
14,969 NVIDIA Corporation 7,992,398
1,500 OBIC Company, Ltd. 275,237
3,712 Okta, Inc.
a
818,236
30,702 Oracle Corporation 2,154,359
8,200 Oracle Corporation Japan 802,742
5,400 OUTSOURCING Inc. 87,627
3,769 Palo Alto Networks, Inc.
a
1,213,844
3,337 Paychex, Inc. 327,093
1,748 Paylocity Holding Corporation
a
314,343
53,431 PayPal Holdings, Inc.
a
12,975,184
4,914 Plantronics, Inc.
a
191,204
566 Progress Software Corporation 24,938
6,129 Q2 Holdings, Inc.
a
614,126
3,338 QAD, Inc. 222,244
3,790 Qorvo, Inc.
a
692,433
56,527 QUALCOMM, Inc. 7,494,915
102,000 Renesas Electronics Corporation
a
1,116,779
4,061 Rogers Corporation
a
764,321
400 Rohm Company, Ltd. 39,230
8,200 Ryoyo Electro Corporation
c
198,149
11,771 SailPoint Technologies Holdings,
Inc.
a
596,083
32,839 Salesforce.com, Inc.
a
6,957,599
2,567 Samsung Electronics Company,
Ltd. GDR 4,680,109
3,649 SAP SE 447,576
2,887 ScanSource, Inc.
a
86,466
5,337 Semtech Corporation
a
368,253
11,980 ServiceNow, Inc.
a
5,991,318
3,621 Shopify Inc.
a
4,006,637
28,158 Sierra Wireless, Inc.
a,c
415,894
1,394 Silicon Laboratories, Inc.
a
196,652
2,415 SiTime Corporation
a
238,119
480 Solaredge Technology, Ltd.
a
137,971
10,750 Sprout Social, Inc.
a
620,920
34,935 Square, Inc.
a
7,931,992
27,914 STMicroelectronics NV ADR
c
1,069,944
775 SunPower Corporation
a,c
25,924
1,675 SYNNEX Corporation 192,357
17,685 Texas Instruments, Inc. 3,342,288
26,742 Thomson Reuters Corporation 2,342,665
5,500 Tokyo Electron, Ltd. 2,390,485
621 Trade Desk, Inc.
a
404,681
1,100 Trend Micro, Inc. 55,218
216 Tyler Technologies, Inc.
a
91,698
1,619 Unisys Corporation
a
41,155
1,007 ViaSat, Inc.
a,c
48,406
6,516 VMware, Inc.
a,c
980,332
452 Western Union Company 11,146
2,118 Wix.com, Ltd.
a
591,388
8,847 Workiva, Inc.
a
780,836
15,782 Xero, Ltd.
a
1,527,474
5,441 Xerox Holdings Corporation 132,053
4,279 Zscaler, Inc.
a
734,576
Total 228,439,881
Materials (3.6%)
900 AdvanSix, Inc.
a
24,138
21,352 Air Liquide SA 3,486,281
30,300 Air Water, Inc. 531,570
5,355 Allegheny Technologies, Inc.
a
112,776
3,535 AptarGroup, Inc. 500,803
1,438 Avery Dennison Corporation 264,089
68,569 Axalta Coating Systems, Ltd.
a
2,028,271
Shares Common Stock (83.5%) Value
Materials (3.6%) - continued
166 Balchem Corporation $ 20,818
44,434 BHP Group, Ltd. 1,541,388
2,713 Cabot Corporation 142,270
1,346 Celanese Corporation 201,644
65,077 CF Industries Holdings, Inc. 2,953,194
8,695 Chemours Company 242,677
6,942 Cleveland-Cliffs, Inc.
c
139,604
15,779 Coeur Mining, Inc.
a
142,484
14,732 Croda International plc 1,289,002
1,714 Eagle Materials, Inc. 230,379
24,606 Eastman Chemical Company 2,709,613
360 EMS-CHEMIE Holding AG 321,594
1,774 FMC Corporation 196,222
97,709 Granges AB
a
1,270,492
104,890 Hexpol AB 1,184,462
5,717 Holmen AB 250,963
2,419 Ingevity Corporation
a
182,707
11,885 Innospec, Inc. 1,220,471
7,246 Kaiser Aluminum Corporation 800,683
28,373 Koninklijke DSM NV 4,796,708
848 Koppers Holdings, Inc.
a
29,476
36,000 Kyoei Steel, Ltd. 540,299
2,800 Lintec Corporation 63,419
11,881 LyondellBasell Industries NV 1,236,218
6,876 Martin Marietta Materials, Inc. 2,309,098
2,439 Materion Corporation 161,559
3,571 Minerals Technologies, Inc. 268,968
7,796 Myers Industries, Inc. 154,049
5,153 Neenah, Inc. 264,761
102 NewMarket Corporation 38,776
800 Nissan Chemical Industries, Ltd. 42,802
38,019 Nucor Corporation 3,051,785
1,248 O-I Glass, Inc.
a
18,396
7,531 Olin Corporation 285,952
1,133 Olympic Steel, Inc. 33,367
6,022 Quaker Chemical Corporation 1,467,983
232 Reliance Steel & Aluminum
Company 35,331
14,758 Rio Tinto plc 1,125,867
17,613 Rio Tinto, Ltd. 1,488,599
1,033 RPM International, Inc. 94,881
4,581 Ryerson Holding Corporation
a
78,060
105,215 Sandfire Resources, Ltd. 428,996
449 Scotts Miracle-Gro Company 109,992
5,202 Sensient Technologies Corporation 405,756
11,000 Shin-Etsu Chemical Company, Ltd. 1,863,404
11,185 Sika AG 3,198,400
3,619 Steel Dynamics, Inc. 183,700
6,462 SunCoke Energy, Inc. 45,299
22,975 Symrise AG 2,787,602
6,900 Taiyo Holdings Company, Ltd. 376,860
31,600 Toagosei Company, Ltd. 370,860
5,300 Ube Industries, Ltd. 113,076
1,494 United States Steel Corporation 39,098
2,944 Wacker Chemie AG 418,846
6,550 Yara International ASA 341,219
Total 50,258,057
Real Estate (3.0%)
19,002 Agree Realty Corporation 1,279,025
37,217 Alstria Office REIT AG 601,479
34,015 American Campus Communities,
Inc. 1,468,428
921 Apartment Income REIT
Corporation 39,382

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Real Estate (3.0%) - continued
14,108 Apartment Investment &
Management Company $ 86,623
3,433 Armada Hoffler Properties, Inc. 43,050
577,932 Ascendas REIT 1,312,837
7,610 AvalonBay Communities, Inc. 1,404,121
293 Bluegreen Vacations Holding
Corporations
a
5,432
11,120 Camden Property Trust 1,222,199
10,102 Canadian Apartment Properties
REIT 432,954
14,147 CareTrust REIT, Inc. 329,413
29,880 Castellum AB 659,330
34,406 CBRE Group, Inc.
a
2,721,859
2,811 Cedar Realty Trust, Inc. 41,884
952 Centerspace 64,736
6,218 Choice Properties REIT 67,093
3,242 Colony Credit Real Estate, Inc. 27,622
1,806 Community Healthcare Trust, Inc. 83,293
2,204 Corepoint Lodging, Inc.
a
19,902
1,459 CoStar Group, Inc.
a
1,199,137
1,985 CubeSmart 75,093
41,552 Cushman and Wakefield plc
a
678,129
300 Daito Trust Construction Company,
Ltd. 34,858
7 Daiwa Office Investment
Corporation 49,332
7,936 Deutsche Wohnen AG 370,203
2,605 Diversified Healthcare Trust 12,452
3,016 EastGroup Properties, Inc. 432,132
6,657 EPR Properties 310,150
20,934 Essential Properties Realty Trust,
Inc. 477,923
774 Essex Property Trust, Inc. 210,404
1,618 Extra Space Storage, Inc. 214,466
2,915 Farmland Partners, Inc. 32,677
18,407 First Industrial Realty Trust, Inc. 842,857
4,499 FirstService Corporation 666,707
1,377 FirstService Corporation 204,397
15,469 Four Corners Property Trust, Inc. 423,851
964 Gaming and Leisure Properties,
Inc. 40,903
3,445 Getty Realty Corporation 97,562
1,585 Gladstone Commercial
Corporation 31,003
5,569 Gladstone Land Corporation 101,913
1,969 Global Medical REIT, Inc. 25,814
4,540 Healthcare Realty Trust, Inc. 137,653
20,172 Healthcare Trust of America, Inc. 556,344
628 Highwoods Properties, Inc. 26,966
76,259 Host Hotels & Resorts, Inc.
a
1,284,964
32,000 Hysan Development Company,
Ltd. 125,221
7,966 Industrial Logistics Properties Trust 184,254
19,927 Ingenia Communities Group 76,897
2,456 Innovative Industrial Properties,
Inc. 442,473
327 Invesco Office J-Reit, Inc. 51,649
909 Iron Mountain, Inc. 33,642
380 Japan Hotel REIT Investment
Corporation 214,822
72 Japan Rental Housing
Investments, Inc. 70,712
319 Japan Retail Fund Investment
Corporation 326,807
2,496 Jones Lang LaSalle, Inc.
a
446,884
81 Kenedix Retail REIT Corporation 196,993
Shares Common Stock (83.5%) Value
Real Estate (3.0%) - continued
18,470 Kilroy Realty Corporation $ 1,212,186
5,950 LEG Immobilien AG 782,647
3,796 Lexington Realty Trust 42,174
5,328 Life Storage, Inc. 457,942
14,021 LondonMetric Property plc 41,281
23,237 Medical Properties Trust, Inc. 494,483
27,211 MGIC Investment Corporation 376,872
137 Mori Hills REIT Investment
Corporation 189,965
591 National Health Investors, Inc. 42,717
12,813 National Retail Properties, Inc. 564,669
24,247 National Storage Affiliates Trust 968,183
25,984 New Residential Investment
Corporation 292,320
4,019 New Senior Investment Group, Inc. 25,038
6,963 NexPoint Residential Trust, Inc. 320,925
42 Nippon Building Fund, Inc. 247,497
20 Nippon REIT Investment
Corporation 76,437
5,559 Omega Healthcare Investors, Inc. 203,626
2,375 One Liberty Properties, Inc. 52,891
3,807 Preferred Apartment Communities,
Inc. 37,499
21,738 PSP Swiss Property AG 2,648,298
39,673 Quebecor, Inc. 1,065,144
2,990 Realty Income Corporation 189,865
1,880 Redfin Corporation
a
125,189
24,477 Rexford Industrial Realty, Inc. 1,233,641
377 RMR Group, Inc. 15,385
115,000 Road King Infrastructure, Ltd. 150,909
16,934 Sabra Health Care REIT, Inc. 293,974
2,741 SBA Communications Corporation 760,765
38,636 Service Properties Trust 458,223
3,038 SL Green Realty Corporation 212,630
6,310 Spirit Realty Capital, Inc. 268,175
8,293 STAG Industrial, Inc. 278,728
7,045 Store Capital Corporation 236,007
106,658 TAG Immobilien AG 3,044,452
162,144 Tritax Big Box REIT plc 401,238
10,762 UDR, Inc. 472,021
1,789 UMH Properties, Inc. 34,295
100 Universal Health Realty Income
Trust 6,778
704 Vonovia SE 46,006
198,370 Wing Tai Holdings, Ltd. 283,260
1,756 WP Carey, Inc. 124,255
Total 41,397,496
Utilities (1.3%)
7,546 AES Corporation 202,308
2,030 ALLETE, Inc. 136,396
3,717 American Electric Power
Company, Inc. 314,830
855 American States Water Company 64,655
2,850 Artesian Resources Corporation 112,233
3,910 Black Hills Corporation 261,071
4,647 Boralex, Inc. 146,136
302 Chesapeake Utilities Corporation 35,056
2,000 CLP Holdings, Ltd. 19,473
2,531 Consolidated Water Company,
Ltd. 34,042
55,837 Contact Energy, Ltd. 273,954
1,495 DTE Energy Company 199,044
27,720 Duke Energy Corporation 2,675,812
48,178 Electricite de France
a
646,273

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (83.5%) Value
Utilities (1.3%) - continued
19,950 Enagas SA $ 434,330
6,105 Encavis AG 115,715
1,800 Endesa SA 47,704
365,797 Enel SPA 3,638,726
16,146 Entergy Corporation 1,606,043
1,080 Essential Utilities, Inc. 48,330
3,271 Evergy, Inc. 194,723
39,910 Exelon Corporation 1,745,663
13,815 FirstEnergy Corporation 479,242
1,766 Hawaiian Electric Industries, Inc. 78,463
21,213 Iberdrola SA 273,796
865 IDACORP, Inc. 86,474
2,235 MDU Resources Group, Inc. 70,648
54,057 Meridian Energy, Ltd. 203,786
1,097 National Fuel Gas Company 54,839
1,920 New Jersey Resources
Corporation 76,550
212 NiSource, Inc. 5,111
1,021 Northwest Natural Holding
Company 55,083
1,450 NorthWestern Corporation 94,540
15,452 OGE Energy Corporation 500,027
8,165 Orsted AS
b
1,318,365
1,598 Otter Tail Corporation 73,780
452 Pinnacle West Capital Corporation 36,770
602 PPL Corporation 17,362
2,625 Sempra Energy 348,023
1,825 Southwest Gas Holdings, Inc. 125,396
1,508 Spire, Inc. 111,426
9,190 UGI Corporation 376,882
843 Unitil Corporation 38,517
Total 17,377,597
Total Common Stock
(cost $837,994,334) 1,158,697,468
Shares
Registered Investment
Companies ( 4.0% ) Value
Unaffiliated  (0.6%)
1,493 Invesco QQQ Trust Series 1 476,461
17,468 SPDR S&P 500 ETF Trust 6,923,093
3,692 SPDR S&P Oil & Gas Exploration
ETF
c
300,307
Total 7,699,861
Affiliated  (3.4%)
3,854,779 Thrivent Core Emerging Markets
Equity Fund 47,298,139
Total 47,298,139
Total Registered Investment
Companies (cost $44,822,673) 54,998,000
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
15,253,107 Thrivent Cash Management Trust 15,253,107
Total Collateral Held for
Securities Loaned
(cost $15,253,107) 15,253,107
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,246 Volkswagen AG $ 348,782
Total 348,782
Total Preferred Stock
(cost $221,794) 348,782
Shares or
Principal
Amount Short-Term Investments ( 12.6% ) Value
Federal Home Loan Bank Discount
Notes
1,900,000 0.083%, 4/7/2021
e,f
1,900,000
700,000 0.085%, 4/8/2021
e,f
700,000
1,100,000 0.080%, 4/14/2021
e,f
1,100,000
2,800,000 0.040%, 5/4/2021
e,f
2,799,974
800,000 0.030%, 5/13/2021
e,f
799,991
5,900,000 0.030%, 5/18/2021
e,f
5,899,923
2,500,000 0.035%, 6/2/2021
e,f
2,499,914
700,000 0.020%, 6/16/2021
e,f
699,970
1,800,000 0.010%, 6/21/2021
e,f
1,799,919
3,600,000 0.000%, 7/7/2021
f
3,599,709
Thrivent Core Short-Term Reserve
Fund
15,276,395 0.180% 152,763,952
Total Short-Term Investments
(cost $174,444,305) 174,563,352
Total Investments (cost
$1,072,736,213) 101.2% $1,403,860,709
Other Assets and Liabilities, Net
(1.2%) (16,328,333)
Total Net Assets 100.0% $1,387,532,376
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $11,973,482 or 0.9% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 14,355,867
Total lending $14,355,867
Gross amount payable upon return of
collateral for securities loaned $15,253,107
Net amounts due to counterparty
$897,240

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 90,755,655 71,533,041 19,222,614 –
Consumer Discretionary 152,001,652 107,371,025 44,630,627 –
Consumer Staples 51,926,276 18,051,302 33,874,974 –
Energy 40,137,059 20,362,172 19,774,887 –
Financials 186,937,970 107,523,441 79,413,732 797
Health Care 147,674,987 108,303,328 39,058,702 312,957
Industrials 151,790,838 89,312,810 62,478,028 –
Information Technology 228,439,881 184,312,345 44,127,536 –
Materials 50,258,057 22,425,348 27,832,709 –
Real Estate 41,397,496 27,624,778 13,772,718 –
Utilities 17,377,597 10,259,339 7,118,258 –
Registered Investment Companies
Unaffiliated 7,699,861 7,699,861 – –
Preferred Stock
Consumer Discretionary 348,782 – 348,782 –
Short-Term Investments 21,799,400 – 21,799,400 –
Subtotal Investments in Securities $1,188,545,511 $774,778,790 $413,452,967 $313,754
Other Investments  * Total
Affiliated Short-Term Investments 152,763,952
Affiliated Registered Investment Companies 47,298,139
Collateral Held for Securities Loaned 15,253,107
Subtotal Other Investments $215,315,198
Total Investments at Value $1,403,860,709
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,895,895 8,895,895 – –
Total Asset Derivatives $8,895,895 $8,895,895 $– $–
Liability Derivatives
Futures Contracts 1,049,367 1,049,367 – –
Total Liability Derivatives $1,049,367 $1,049,367 $– $–

Global Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $21,665,400 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 805 June 2021 $ 157,268,554 $ 2,419,296
CME Euro Foreign Exchange Currency 439 June 2021 65,232,170 (797,945)
Eurex Euro STOXX 50 Index 1,428 June 2021 63,250,234 1,591,111
ICE mini MSCI EAFE Index 50 June 2021 5,486,607 (6,607)
ICE US mini MSCI Emerging Markets Index 468 June 2021 31,191,315 (244,815)
Total Futures Long Contracts $ 322,428,880 $ 2,961,040
CME E-mini Russell 2000 Index (789) June 2021 ( $ 92,442,883) $ 4,765,258
ICE mini MSCI EAFE Index (123) June 2021 (13,601,030) 120,230
Total Futures Short Contracts ( $ 106,043,913) $4,885,488
Total Futures Contracts $ 216,384,967 $7,846,528
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,448 $– $– $47,298 3,855 3.4%
Total Affiliated Registered Investment
Companies 45,448 47,298 3.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 153,894 97,465 98,595 152,764 15,276 11.0
Total Affiliated Short-Term Investments 153,894 152,764 11.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,445 51,238 50,430 15,253 15,253 1.1
Total Collateral Held for Securities Loaned 14,445 15,253 1.1
Total Value $213,787 $215,315
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,850 – $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% – – – 69
Total Income/Non Income Cash from Affiliated
Investments $69
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $– $1,850 $–

Government Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Asset-Backed Securities (7.3%)
Arkansas Student Loan Authority
$ 1,375,552
1.088%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,376,206
Brazos Higher Education Authority,
Inc.
134,923
1.068%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
135,314
ECMC Group Student Loan Trust
1,029,794
1.259%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
1,040,309
672,362
1.109%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
679,860
Goodgreen
1,474,288
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,547,280
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,750,000
1.650%,  3/25/2051, Ser.
2021-1 1,760,782
Missouri Higher Education Loan
Auth.
1,700,000
1.530%,  1/25/2061, Ser.
2021-1 1,640,782
Nationstar HECM Loan Trust
979,098
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
980,792
Navient Student Loan Trust
1,700,000
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,664,249
955,221
1.159%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
975,130
1,258,214
1.009%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,276,787
New Hampshire Higher Education
Loan Corporation
1,038,686
1.309%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
1,072,269
Seasoned Loans Structured
Transaction Trust
1,637,578
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
1,675,394
SLM Student Loan Trust
500,436
0.509%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
491,979
Total 16,317,133
Collateralized Mortgage Obligations (12.3%)
Cascade Funding Mortgage Trust
919,293
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
919,529
1,694,795
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
1,692,522
Principal
Amount Long-Term Fixed Income (99.3%) Value
Collateralized Mortgage Obligations (12.3%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 1,600,000
3.000%,  10/15/2034, Ser.
4369, Class GV $ 1,634,496
444,696
2.000%,  1/15/2041, Ser.
4074, Class JA 456,201
1,823,701
1.750%,  6/15/2042, Ser.
4097, Class QN 1,854,409
791,722
1.750%,  12/15/2042, Ser.
4141, Class KM 800,013
877,857
3.000%,  5/15/2045, Ser.
4631, Class PA 927,474
869,932
3.000%,  3/15/2047, Ser.
4734, Class JA 916,152
1,759,735
3.500%,  8/15/2047, Ser.
4860, Class CA 1,855,627
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC
d
1,701,062
1,613,708
2.000%,  9/25/2049, Ser.
4906, Class KE 1,650,768
Federal National Mortgage
Association - REMIC
657,469
2.000%,  11/25/2032, Ser.
2012-123, Class BA 685,898
694,813
3.000%,  11/25/2037, Ser.
2013-88, Class EA 699,619
1,100,673
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 1,132,356
779,480
3.000%,  1/25/2043, Ser.
2013-114, Class AB 805,900
955,828
3.250%,  6/25/2043, Ser.
2013-60, Class PT 1,023,533
1,000,534
3.000%,  3/25/2046, Ser.
2016-66, Class PA 1,026,392
448,887
3.500%,  12/25/2047, Ser.
2018-41, Class PB 470,197
Finance of America HECM Buyout
2021-HB1
1,668,881
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
1,668,508
GMAC Mortgage Corporation
Loan Trust
24,852
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
31,843
Seasoned Credit Risk Transfer
Trust
1,499,366
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,586,635
1,606,022
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
1,653,746
1,793,297
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,795,215
Wachovia Asset Securitization, Inc.
266,552
0.258%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
249,081
Total 27,237,176

Government Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Commercial Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 1,484,409
1.238%,  1/25/2035, Ser.
K-1516, Class A1
c
$ 1,389,793
974,396
3.000%,  3/15/2045, Ser.
4741, Class GA 1,007,933
Federal National Mortgage
Association - ACES
265,153
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
266,558
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,345,654
FRESB Multifamily Mortgage Pass-
Through Trust
1,433,436
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,c
1,469,636
Total 5,479,574
Energy (0.1%)
Petroleos Mexicanos
135,000 2.378%,  4/15/2025 139,717
Total 139,717
Financials (2.3%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
757,881
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
768,644
Oesterreichische Kontrollbank AG
2,000,000 2.875%,  9/7/2021 2,022,683
Preferred Term Securities XXIII,
Ltd.
40,136
0.384%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
33,699
Santander UK plc
700,000 1.625%,  2/12/2023
b
715,918
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
780,240
Total 5,079,065
Foreign Government (4.6%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,134,780
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
767,272
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,082,060
Kommunalbanken AS
2,000,000 2.500%,  1/11/2023
b
2,078,820
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024 1,611,783
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023 1,075,105
Province of Quebec
400,000 7.500%,  7/15/2023
e
462,613
Total 10,212,433
Principal
Amount Long-Term Fixed Income (99.3%) Value
Mortgage-Backed Securities (27.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 3,018,856 3.000%,  2/1/2050 $ 3,183,828
1,692,445 3.000%,  3/25/2050 1,766,364
2,119,403 3.000%,  4/1/2050 2,213,371
918,457 3.500%,  7/1/2047 975,033
Federal National Mortgage
Association
791,079 3.500%,  10/1/2048 835,561
899,086 3.500%,  8/1/2049 951,476
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,730,000 1.500%,  4/1/2036
f
5,755,869
10,400,000 2.000%,  4/1/2036
f
10,673,234
4,300,000 2.500%,  4/1/2036
f
4,473,848
2,250,000 2.000%,  5/1/2036
f
2,306,278
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,575,000 2.000%,  4/1/2051
f,g
6,562,672
6,100,000 2.500%,  4/1/2051
f
6,259,648
4,470,000 2.000%,  5/1/2051
f,g
4,453,412
9,750,000 2.500%,  5/1/2051
f
9,984,229
1,164,381 4.000%,  7/1/2048 1,249,754
Total 61,644,577
U.S. Government & Agencies (42.5%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 423,283
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,658,419
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 1,000,228
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,444,378
500,000 5.960%,  9/11/2028 653,142
875,000 0.875%,  8/5/2030 809,039
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,529,124
U.S. Treasury Bonds
2,240,000 1.375%,  8/15/2050 1,747,900
1,375,000 2.250%,  11/15/2027 1,455,513
1,500,000 5.250%,  11/15/2028 1,909,805
8,840,000 2.625%,  2/15/2029 9,561,703
11,860,000 1.500%,  2/15/2030 11,714,066
1,100,000 1.125%,  2/15/2031 1,039,328
630,000 1.125%,  5/15/2040 514,041
1,115,000 3.000%,  5/15/2042 1,245,185
4,180,000 2.500%,  5/15/2046 4,259,681
4,150,000 2.875%,  5/15/2049 4,557,219
U.S. Treasury Bonds, TIPS
2,120,660 0.500%,  1/15/2028 2,361,692
1,110,578 0.875%,  2/15/2047 1,336,756
U.S. Treasury Notes
1,150,000 1.125%,  2/28/2022 1,161,051
1,500,000 0.125%,  7/31/2022 1,500,117
1,500,000 1.875%,  7/31/2022 1,535,098
6,770,000 0.125%,  10/31/2022 6,769,207
225,000 2.000%,  11/30/2022 231,935
3,020,000 1.375%,  2/15/2023 3,088,776

Government Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
U.S. Government & Agencies (42.5%) -
continued
$ 275,000 2.750%,  7/31/2023 $ 291,199
1,175,000 0.125%,  1/15/2024 1,169,125
350,000 2.500%,  1/31/2024 371,520
250,000 2.125%,  7/31/2024 263,877
3,500,000 1.250%,  8/31/2024 3,590,918
6,850,000 2.250%,  11/15/2024 7,269,295
1,450,000 1.375%,  1/31/2025 1,491,914
1,000,000 2.875%,  7/31/2025 1,090,781
900,000 0.250%,  8/31/2025 879,047
2,275,000 2.625%,  1/31/2026 2,462,865
750,000 1.750%,  12/31/2026 776,191
650,000 0.500%,  4/30/2027 622,527
2,000,000 0.625%,  11/30/2027 1,907,188
U.S. Treasury Notes, TIPS
2,268,187 0.125%,  10/15/2024 2,453,363
4,838,400 0.125%,  10/15/2025 5,270,706
Total 94,417,202
Total Long-Term Fixed Income
(cost $217,989,839) 220,526,877
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
359,250 Thrivent Cash Management Trust 359,250
Total Collateral Held for
Securities Loaned
(cost $359,250) 359,250
Shares or
Principal
Amount Short-Term Investments ( 24.4% ) Value
Federal Farm Credit Discount
Notes
100,000 0.025%, 4/1/2021
h
100,000
Federal Home Loan Bank Discount
Notes
200,000 0.040%, 5/4/2021
h
199,998
100,000 0.030%, 5/6/2021
h,i
99,999
100,000 0.030%, 5/13/2021
h
99,999
100,000 0.015%, 6/16/2021
h,i
99,996
Thrivent Core Short-Term Reserve
Fund
5,341,407 0.180% 53,414,074
U.S. Treasury Bills
300,000 0.022%, 4/20/2021
h,j
299,997
Total Short-Term Investments
(cost $54,276,700) 54,314,063
Contracts Options Purchased ( 0.1% ) Value
Put on 10-Yr. U.S. Treasury Note
Futures
30 $132.50, expires 5/21/2021 58,125
Put on 30-Yr. U.S. Treasury Bond
Futures
Contracts Options Purchased (0.1%) Value
29 $160.00, expires 5/21/2021 $ 170,375
Total Options Purchased
(cost $113,601) 228,500
Total Investments (cost
$272,739,390) 124.0% $275,428,690
Other Assets and Liabilities, Net
(24.0%) (53,373,753)
Total Net Assets 100.0% $222,054,937
a Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $20,731,301 or 9.3% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
j At March 31, 2021, $299,997 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 346,959
Total lending $346,959
Gross amount payable upon return of
collateral for securities loaned $359,250
Net amounts due to counterparty
$12,291

Government Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 16,317,133 – 16,317,133 –
Collateralized Mortgage Obligations 27,237,176 – 25,536,114 1,701,062
Commercial Mortgage-Backed Securities 5,479,574 – 5,479,574 –
Energy 139,717 – 139,717 –
Financials 5,079,065 – 5,079,065 –
Foreign Government 10,212,433 – 10,212,433 –
Mortgage-Backed Securities 61,644,577 – 61,644,577 –
U.S. Government & Agencies 94,417,202 – 94,417,202 –
Short-Term Investments 899,989 – 899,989 –
Options Purchased 228,500 228,500 – –
Subtotal Investments in Securities $221,655,366 $228,500 $219,725,804 $1,701,062
Other Investments  * Total
Affiliated Short-Term Investments 53,414,074
Collateral Held for Securities Loaned 359,250
Subtotal Other Investments $53,773,324
Total Investments at Value $275,428,690
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 600,341 600,341 – –
Total Asset Derivatives $600,341 $600,341 $– $–
Liability Derivatives
Futures Contracts 557,613 557,613 – –
Call Options Written 79,541 74,265 – 5,276
Total Liability Derivatives $637,154 $631,878 $– $5,276

Government Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $199,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 36 June 2021 $ 4,499,250 ( $ 56,907)
CBOT U.S. Long Bond 33 June 2021 5,254,582 (152,989)
CME Ultra Long Term U.S. Treasury Bond 38 June 2021 7,234,030 (347,717)
Total Futures Long Contracts $ 16,987,862 ( $ 557,613)
CBOT 10-Yr. U.S. Treasury Note (82) June 2021 ( $ 10,960,554) $ 223,679
CBOT 2-Yr. U.S. Treasury Note (64) June 2021 (14,134,044) 7,545
Ultra 10-Yr. U.S. Treasury Note (85) June 2021 (12,582,555) 369,117
Total Futures Short Contracts ( $ 37,677,153) $600,341
Total Futures Contracts ( $ 20,689,291) $42,728
The following table presents Government Bond Portfolio's options contracts held as of March 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Note
Futures MSC 30.00 $ 132.50 May 2021 3,928,125 $ 58,125 $ 26,174
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 29.00 160.00 May 2021 4,483,219 170,375 88,725
Total Options Purchased Contracts $228,500 $114,899
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.75) $ 102.72 April 2021 (1,746,719) ( $ 2) $ 9,568
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (2.50) 100.83 May 2021 (2,490,722) (5,274) 9,472
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Put on 10-Yr. U.S. Treasury Note
Futures MSC (30.00) 130.50 May 2021 (3,928,125) (25,781) (9,919)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM (29.00) 153.00 May 2021 (4,483,219) (48,484) (21,384)
Total Options Written Contracts ($79,541) ($12,263)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $49,567 $38,940 $35,093 $53,414 5,341 24.0%
Total Affiliated Short-Term Investments 49,567 53,414 24.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,375 3 1,019 359 359 0.2
Total Collateral Held for Securities Loaned 1,375 359 0.2
Total Value $50,942 $53,773
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $0 – $24
Total Income/Non Income Cash from Affiliated
Investments $24
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $0 $–

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.0% )
a
Value
Capital Goods (1.1%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,594,565
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,536,187
Navistar, Inc., Term Loan
4,173,939
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
4,172,896
Vertiv Group Corporation, Term
Loan
3,685,763
2.869%,  (LIBOR 3M +
2.750%), 3/2/2027
b
3,654,286
Total 10,363,369
Communications Services (0.6%)
NEP Group, Inc., Term Loan
2,578,406
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b,c,d
2,496,386
Peraton Corporation, Delayed
Draw
1,989,527
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
1,987,876
Peraton Corporation, Term Loan
1,130,473
4.500%,  (LIBOR 3M +
3.750%), 2/1/2028
b
1,129,535
Total 5,613,797
Consumer Cyclical (1.0%)
Cengage Learning, Inc., Term
Loan
4,058,778
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
4,010,600
Golden Nugget, LLC, Term Loan
1,257,608
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,236,543
Staples, Inc., Term Loan
3,632,874
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
3,539,037
Total 8,786,180
Consumer Non-Cyclical (0.5%)
Bellring Brands, LLC, Term Loan
2,394,181
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
2,405,147
Endo Luxembourg Finance
Company, Term Loan
1,775,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,c,d
1,755,031
Total 4,160,178
Technology (0.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,573,468
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
2,468,394
Rackspace Technology Global,
Inc., Term Loan
1,550,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,534,980
Total 4,003,374
Principal
Amount Bank Loans (4.0%)
a
Value
Transportation (0.4%)
American Airlines, Inc., Term Loan
$ 3,165,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,c,d
$ 3,239,188
Total 3,239,188
Total Bank Loans
(cost $36,289,125) 36,166,086
Principal
Amount Long-Term Fixed Income ( 91.1% ) Value
Basic Materials (6.1%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,765,339
Big River Steel, LLC
1,540,000 6.625%,  1/31/2029
e
1,677,365
Chemours Company
2,590,000 5.750%,  11/15/2028
e
2,727,050
Cleveland-Cliffs, Inc.
1,550,000 5.750%,  3/1/2025
f
1,598,360
1,550,000 4.625%,  3/1/2029
e
1,547,365
1,550,000 4.875%,  3/1/2031
e
1,546,125
Consolidated Energy Finance SA
2,590,000 6.875%,  6/15/2025
e
2,638,562
First Quantum Minerals, Ltd.
3,925,000 7.250%,  4/1/2023
e
3,993,687
2,140,000 6.875%,  3/1/2026
e
2,214,900
Freeport-McMoRan, Inc.
1,585,000 4.125%,  3/1/2028 1,666,152
3,640,000 4.250%,  3/1/2030 3,876,600
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
e
3,321,338
Hecla Mining Company
895,000 7.250%,  2/15/2028 959,888
Hudbay Minerals, Inc.
775,000 4.500%,  4/1/2026
e
805,465
Kraton Polymers, LLC
1,450,000 4.250%,  12/15/2025
e
1,455,438
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,604,125
520,000 5.125%,  2/1/2029
e
538,720
Methanex Corporation
1,280,000 5.125%,  10/15/2027 1,308,800
Midwest Vanadium, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*, g,h
5,596
Norbord, Inc.
1,570,000 5.750%,  7/15/2027
e
1,673,306
Novelis Corporation
2,240,000 5.875%,  9/30/2026
e
2,338,000
2,340,000 4.750%,  1/30/2030
e
2,411,838
OCI NV
3,330,000 4.625%,  10/15/2025
e
3,442,388
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,858,224
Taseko Mines, Ltd.
2,580,000 7.000%,  2/15/2026
e
2,626,440
United States Steel Corporation
2,330,000 6.875%,  3/1/2029 2,382,425
Venator Finance SARL
2,050,000 5.750%,  7/15/2025
e
1,988,500
Total 54,971,996

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.1%) Value
Capital Goods (10.4%)
Abengoa Abenewco 2 Bis SA,
Convertible
$ 3,963,662
0.000%,PIK 1.500%,
4/26/2024
*, h,i
$ 59,455
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
e
2,765,585
AECOM
3,195,000 5.125%,  3/15/2027 3,476,559
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
e
2,255,156
2,630,000 4.625%,  5/15/2030
e
2,662,875
ARD Finance SA
2,600,000 6.500%,  6/30/2027
e
2,730,000
Ardagh Packaging Finance plc
5,295,000 5.250%,  8/15/2027
e
5,401,324
Berry Global, Inc.
1,740,000 4.500%,  2/15/2026
e,f
1,783,500
Bombardier, Inc.
2,945,000 7.500%,  3/15/2025
e
2,897,144
2,050,000 7.875%,  4/15/2027
e
2,010,414
Brand Industrial Services, Inc.
790,000 8.500%,  7/15/2025
e
796,162
BWAY Holding Company
3,205,000 7.250%,  4/15/2025
e
3,205,000
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
e
3,535,228
Cornerstone Building Brands, Inc.
3,170,000 6.125%,  1/15/2029
e
3,376,050
Covanta Holding Corporation
1,060,000 6.000%,  1/1/2027 1,106,375
1,030,000 5.000%,  9/1/2030 1,040,300
CP Atlas Buyer, Inc.
2,065,000 7.000%,  12/1/2028
e
2,170,418
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,864,037
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
e
3,253,716
1,300,000 7.875%,  7/15/2026
e
1,363,375
GFL Environmental, Inc.
4,115,000 4.000%,  8/1/2028
e
3,981,262
H&E Equipment Services, Inc.
5,500,000 3.875%,  12/15/2028
e
5,348,750
Howmet Aerospace, Inc.
2,500,000 6.875%,  5/1/2025 2,896,875
1,605,000 5.900%,  2/1/2027 1,821,675
IAA Spinco , Inc.
1,250,000 5.500%,  6/15/2027
e
1,310,937
Jeld-Wen , Inc.
1,150,000 6.250%,  5/15/2025
e
1,221,875
2,670,000 4.875%,  12/15/2027
e
2,760,914
NESCO Holdings II, Inc.
1,055,000 5.500%,  4/15/2029
d,e
1,082,219
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
e
3,288,738
SRM Escrow Issuer, LLC
2,565,000 6.000%,  11/1/2028
e
2,688,120
Stericycle, Inc.
515,000 3.875%,  1/15/2029
e
508,563
Summit Materials, LLC
1,000,000 5.250%,  1/15/2029
e
1,043,750
TransDigm , Inc.
4,945,000 6.250%,  3/15/2026
e
5,242,689
Principal
Amount Long-Term Fixed Income (91.1%) Value
Capital Goods (10.4%) - continued
$ 640,000 4.625%,  1/15/2029
e
$ 631,072
U.S. Concrete, Inc.
2,560,000 5.125%,  3/1/2029
e
2,636,800
United Rentals North America, Inc.
4,240,000 5.875%,  9/15/2026 4,436,100
1,790,000 3.875%,  2/15/2031 1,798,950
WESCO Distribution, Inc.
1,280,000 7.250%,  6/15/2028
e
1,428,986
Total 93,880,948
Communications Services (12.3%)
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
e
559,781
CBS Radio, Inc.
2,635,000 7.250%,  11/1/2024
e,f
2,727,225
CCO Holdings, LLC
3,700,000 5.375%,  6/1/2029
e
3,968,250
4,190,000 4.750%,  3/1/2030
e
4,341,887
2,640,000 4.500%,  8/15/2030
e
2,690,688
CCOH Safari, LLC
2,350,000 5.750%,  2/15/2026
e
2,424,612
Cengage Learning, Inc.
3,180,000 9.500%,  6/15/2024
e
3,239,625
Clear Channel Worldwide
Holdings, Inc.
1,055,000 9.250%,  2/15/2024 1,097,517
2,380,000 7.750%,  4/15/2028
e
2,353,820
Cumulus Media New Holdings,
Inc.
2,308,000 6.750%,  7/1/2026
e,f
2,351,275
DISH DBS Corporation
1,800,000 7.375%,  7/1/2028 1,888,290
Embarq Corporation
3,695,000 7.995%,  6/1/2036 4,257,416
Entercom Media Corporation
3,835,000 6.500%,  5/1/2027
e,f
3,964,431
Front Range BidCo , Inc.
2,080,000 6.125%,  3/1/2028
e
2,134,600
Frontier Communications
Corporation
2,055,000 5.000%,  5/1/2028
e
2,092,771
GCI, LLC
3,210,000 4.750%,  10/15/2028
e
3,286,238
Gogo Intermediate Holdings, LLC
1,055,000 9.875%,  5/1/2024
e
1,110,388
iHeartCommunications , Inc.
790,000 8.375%,  5/1/2027 847,275
LCPR Senior Secured Financing
DAC
2,500,000 6.750%,  10/15/2027
e
2,665,375
Ligado Networks, LLC
525,000
0.000%,PIK 15.500%,
11/1/2023
e,i,j
492,030
Lions Gate Capital Holdings, LLC
2,050,000 5.875%,  11/1/2024
e
2,110,229
Meredith Corporation
2,382,000 6.875%,  2/1/2026
f
2,449,708
Netflix, Inc.
3,325,000 4.875%,  4/15/2028 3,761,406
Nielsen Finance, LLC
1,795,000 5.625%,  10/1/2028
e
1,886,994
Radiate Holdco, LLC
1,055,000 6.500%,  9/15/2028
e
1,114,027

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.1%) Value
Communications Services (12.3%) - continued
Scripps Escrow, Inc.
$ 2,560,000 5.875%,  7/15/2027
e
$ 2,649,600
SFR Group SA
2,650,000 7.375%,  5/1/2026
e
2,756,265
Sirius XM Radio, Inc.
3,750,000 4.625%,  7/15/2024
e
3,862,875
Sprint Capital Corporation
2,395,000 6.875%,  11/15/2028 3,020,023
Sprint Corporation
2,040,000 7.125%,  6/15/2024 2,348,550
8,590,000 7.625%,  2/15/2025 10,243,575
TEGNA, Inc.
3,075,000 4.625%,  3/15/2028 3,128,813
Terrier Media Buyer, Inc.
1,590,000 8.875%,  12/15/2027
e
1,710,920
United States Cellular Corporation
2,746,000 6.700%,  12/15/2033 3,325,928
Uniti Group, LP
790,000 6.500%,  2/15/2029
e
780,125
Univision Communications, Inc.
4,870,000 6.625%,  6/1/2027
e
5,200,795
Viasat , Inc.
1,055,000 6.500%,  7/15/2028
e
1,110,978
VTR Comunicaciones SPA
916,000 5.125%,  1/15/2028
e
957,495
YPSO Finance BIS SA
2,910,000 10.500%,  5/15/2027
e
3,272,935
Ziggo BV
3,185,000 5.500%,  1/15/2027
e
3,316,381
3,975,000 4.875%,  1/15/2030
e
4,062,987
Total 111,564,103
Consumer Cyclical (17.7%)
1011778 B.C., ULC
4,190,000 4.375%,  1/15/2028
e
4,209,777
Allied Universal Holdco, LLC
1,535,000 6.625%,  7/15/2026
e
1,627,837
Allison Transmission, Inc
4,360,000 3.750%,  1/30/2031
e
4,223,750
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027
f
2,132,062
Brookfield Residential Properties,
Inc.
3,440,000 6.250%,  9/15/2027
e
3,590,500
Caesars Entertainment, Inc.
1,055,000 8.125%,  7/1/2027
e
1,163,396
Carnival Corporation
1,540,000 11.500%,  4/1/2023
e
1,765,225
260,000 10.500%,  2/1/2026
e
305,825
2,555,000 7.625%,  3/1/2026
e
2,744,836
3,880,000 5.750%,  3/1/2027
e
3,981,850
Cedar Fair, LP
2,850,000 5.250%,  7/15/2029 2,929,486
Cinemark USA, Inc.
3,435,000 5.875%,  3/15/2026
e
3,517,234
Colt Merger Sub, Inc.
4,475,000 6.250%,  7/1/2025
e
4,770,417
Dana Financing Luxembourg
SARL
3,925,000 6.500%,  6/1/2026
e
4,072,187
Empire Communities Corporation
2,585,000 7.000%,  12/15/2025
e
2,723,944
Principal
Amount Long-Term Fixed Income (91.1%) Value
Consumer Cyclical (17.7%) - continued
Ford Motor Company
$ 1,000,000 9.625%,  4/22/2030 $ 1,395,540
5,640,000 7.450%,  7/16/2031 7,111,081
Ford Motor Company, Convertible
1,585,000 Zero Coupon,  3/15/2026
e
1,600,850
Ford Motor Credit Company, LLC
3,600,000 5.125%,  6/16/2025 3,888,000
2,610,000 4.134%,  8/4/2025 2,729,864
3,600,000 3.375%,  11/13/2025 3,661,200
Hanesbrands, Inc.
3,235,000 4.875%,  5/15/2026
e
3,469,537
Herc Holdings, Inc.
5,330,000 5.500%,  7/15/2027
e
5,672,186
Hilton Domestic Operating
Company, Inc.
660,000 3.750%,  5/1/2029
e
653,400
2,050,000 4.875%,  1/15/2030 2,174,640
International Game Technology plc
1,600,000 6.250%,  1/15/2027
e
1,772,712
575,000 5.250%,  1/15/2029
e
599,725
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
e
2,718,194
KB Home
2,130,000 6.875%,  6/15/2027 2,495,061
1,635,000 4.800%,  11/15/2029 1,712,663
L Brands, Inc.
1,280,000 6.875%,  7/1/2025
e
1,422,336
2,045,000 5.250%,  2/1/2028 2,193,263
2,310,000 6.625%,  10/1/2030
e
2,637,558
1,030,000 6.875%,  11/1/2035 1,227,544
Landry's, Inc.
1,460,000 6.750%,  10/15/2024
e
1,476,308
Levi Strauss & Company
2,195,000 3.500%,  3/1/2031
e
2,118,175
Live Nation Entertainment, Inc.
1,545,000 3.750%,  1/15/2028
e
1,523,756
Macy's Retail Holdings, LLC
1,585,000 5.875%,  4/1/2029
e,f
1,625,346
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
e
3,855,431
1,800,000 4.625%,  3/1/2030
e
1,787,904
New Red Finance, Inc.
2,300,000 4.000%,  10/15/2030
e
2,219,500
PetSmart, Inc.
2,515,000 7.750%,  2/15/2029
e
2,722,362
PGT Escrow Issuer, Inc.
3,195,000 6.750%,  8/1/2026
e
3,394,688
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
e
5,161,379
1,790,000 3.375%,  8/31/2027
e
1,736,300
Real Hero Merger Sub 2, Inc.
1,130,000 6.250%,  2/1/2029
e
1,166,725
Realogy Group, LLC
3,095,000 5.750%,  1/15/2029
e
3,052,444
Royal Caribbean Cruises, Ltd.
2,565,000 9.125%,  6/15/2023
e
2,826,450
515,000 3.700%,  3/15/2028
f
474,665
1,190,000 5.500%,  4/1/2028
e
1,195,950
Scientific Games International, Inc.
2,650,000 5.000%,  10/15/2025
e
2,744,605
3,050,000 7.250%,  11/15/2029
e
3,309,250

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.1%) Value
Consumer Cyclical (17.7%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 2,050,000 9.500%,  8/1/2025
e
$ 2,227,991
Service Properties Trust
2,245,000 7.500%,  9/15/2025 2,551,268
Six Flags Entertainment
Corporation
2,035,000 4.875%,  7/31/2024
e
2,054,577
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
e
1,081,250
Staples, Inc.
2,875,000 7.500%,  4/15/2026
e
3,032,406
Stars Group Holdings BV
2,550,000 7.000%,  7/15/2026
e,f
2,664,750
Tenneco, Inc.
1,530,000 5.000%,  7/15/2026
f
1,442,025
900,000 7.875%,  1/15/2029
e
1,009,980
Uber Technologies, Inc.
1,540,000 6.250%,  1/15/2028
e
1,677,368
Wyndham Destinations, Inc.
2,830,000 6.625%,  7/31/2026
e
3,213,041
Wyndham Hotels & Resorts, Inc.
1,540,000 4.375%,  8/15/2028
e
1,557,710
Yum! Brands, Inc.
2,090,000 5.250%,  6/1/2026
e
2,153,912
Total 159,951,196
Consumer Non-Cyclical (13.6%)
Albertson's Companies, Inc.
1,930,000 4.625%,  1/15/2027
e
2,000,339
4,410,000 5.875%,  2/15/2028
e
4,702,162
2,800,000 3.500%,  3/15/2029
e
2,664,592
Bausch Health Companies, Inc.
3,915,000 5.000%,  1/30/2028
e
3,963,937
2,840,000 6.250%,  2/15/2029
e
3,018,808
2,125,000 7.250%,  5/30/2029
e
2,372,031
625,000 5.250%,  1/30/2030
e
628,250
1,540,000 5.250%,  2/15/2031
e
1,532,639
Centene Corporation
2,130,000 5.375%,  6/1/2026
e
2,227,341
1,400,000 4.250%,  12/15/2027 1,472,627
2,045,000 4.625%,  12/15/2029 2,213,314
920,000 3.375%,  2/15/2030 928,620
Community Health Systems, Inc.
1,795,000 5.625%,  3/15/2027
e
1,880,262
3,095,000 6.875%,  4/15/2029
e
3,240,063
1,545,000 4.750%,  2/15/2031
e
1,509,310
Cooke Omega Investments, Inc.
2,555,000 8.500%,  12/15/2022
e
2,625,262
DaVita, Inc.
4,590,000 4.625%,  6/1/2030
e
4,676,567
1,055,000 3.750%,  2/15/2031
e
1,006,185
Dole Food Company, Inc.
3,064,000 7.250%,  6/15/2025
e
3,144,752
Edgewell Personal Care Company
1,540,000 5.500%,  6/1/2028
e
1,626,240
Encompass Health Corporation
3,415,000 4.500%,  2/1/2028 3,497,370
Endo Finance, LLC
1,585,000 9.500%,  7/31/2027
e
1,721,706
Energizer Holdings, Inc.
3,940,000 4.750%,  6/15/2028
e
4,063,125
Principal
Amount Long-Term Fixed Income (91.1%) Value
Consumer Non-Cyclical (13.6%) - continued
HCA, Inc.
$ 3,705,000 5.375%,  2/1/2025 $ 4,132,983
2,380,000 5.875%,  2/1/2029 2,772,700
Herbalife Nutrition, Ltd.
2,320,000 7.875%,  9/1/2025
e
2,523,000
Illumina, Inc.
2,565,000 9.000%,  7/1/2028
e
2,886,395
JBS Investments II GmbH
2,560,000 5.750%,  1/15/2028
e
2,700,800
Kraft Heinz Foods Company
3,380,000 3.875%,  5/15/2027 3,681,142
2,610,000 3.750%,  4/1/2030 2,770,115
2,560,000 4.875%,  10/1/2049 2,871,328
Mattel, Inc.
2,640,000 3.375%,  4/1/2026
e
2,725,642
1,075,000 5.875%,  12/15/2027
e
1,180,157
Molina Healthcare, Inc.
1,430,000 4.375%,  6/15/2028
e
1,471,413
MPH Acquisition Holdings, LLC
1,540,000 5.750%,  11/1/2028
e,f
1,501,500
Ortho-Clinical Diagnostics, Inc.
1,572,000 7.250%,  2/1/2028
e
1,722,378
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
e
2,810,723
SEG Holding, LLC
3,080,000 5.625%,  10/15/2028
e
3,226,300
Simmons Foods, Inc.
1,655,000 4.625%,  3/1/2029
e
1,669,514
Spectrum Brands, Inc.
210,000 5.750%,  7/15/2025 216,563
930,000 5.000%,  10/1/2029
e
981,150
770,000 5.500%,  7/15/2030
e
823,900
Syneos Health, Inc.
1,845,000 3.625%,  1/15/2029
e
1,794,263
Tenet Healthcare Corporation
8,180,000 4.875%,  1/1/2026
e
8,505,237
4,490,000 5.125%,  11/1/2027
e
4,695,193
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,816,156
United Natural Foods, Inc.
2,570,000 6.750%,  10/15/2028
e
2,746,688
VRX Escrow Corporation
3,225,000 6.125%,  4/15/2025
e
3,306,270
Total 123,247,012
Energy (11.7%)
Antero Midstream Partners, LP
515,000 5.375%,  9/15/2024 519,506
515,000 5.750%,  3/1/2027
e
515,113
Antero Resources Corporation
1,285,000 8.375%,  7/15/2026
e
1,416,712
Apache Corporation
1,595,000 4.625%,  11/15/2025 1,643,328
1,535,000 4.375%,  10/15/2028 1,530,395
2,300,000 5.100%,  9/1/2040 2,248,250
Archrock Partners, LP
1,030,000 6.250%,  4/1/2028
e
1,046,274
Buckeye Partners, LP
2,825,000 4.125%,  12/1/2027 2,789,687
1,570,000 4.500%,  3/1/2028
e
1,573,925

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.1%) Value
Energy (11.7%) - continued
Centennial Resource Production,
LLC
$ 1,850,000 5.375%,  1/15/2026
e,f
$ 1,628,000
Cheniere Energy Partners, LP
3,205,000 5.625%,  10/1/2026 3,351,468
4,290,000 4.500%,  10/1/2029 4,448,816
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
e
1,373,981
CNX Resources Corporation
2,055,000 6.000%,  1/15/2029
e
2,135,515
Comstock Resources, Inc.
1,540,000 9.750%,  8/15/2026 1,670,900
260,000 6.750%,  3/1/2029
e
266,500
Continental Resources, Inc.
1,374,000 4.500%,  4/15/2023 1,423,052
2,570,000 5.750%,  1/15/2031
e
2,903,740
CrownRock Finance, Inc.
1,790,000 5.625%,  10/15/2025
e
1,826,194
Enagas SA
2,620,000 5.500%,  1/15/2028
e
2,558,823
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
e
1,090,115
1,020,000 5.750%,  1/30/2028
e
1,077,446
EnLink Midstream Partners, LP
2,805,000 5.600%,  4/1/2044 2,328,150
EnLink Midstream, LLC
2,575,000 5.625%,  1/15/2028
e
2,489,973
EQM Midstream Partners, LP
1,030,000 4.500%,  1/15/2029
e
1,003,694
2,565,000 6.500%,  7/15/2048 2,558,587
EQT Corporation
1,055,000 7.625%,  2/1/2025 1,214,184
1,025,000 3.900%,  10/1/2027 1,045,500
640,000 5.000%,  1/15/2029 684,800
Genesis Energy, LP
1,030,000 6.500%,  10/1/2025 1,009,657
Harvest Midstream, LP
3,380,000 7.500%,  9/1/2028
e
3,632,486
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
e
813,700
Hilcorp Energy I, LP
515,000 6.250%,  11/1/2028
e
530,450
MEG Energy Corporation
1,850,000 6.500%,  1/15/2025
e
1,910,957
Murphy Oil Corporation
1,535,000 5.875%,  12/1/2027 1,504,300
Newfield Exploration Company
3,875,000 5.375%,  1/1/2026 4,270,350
NGL Energy Operating, LLC
905,000 7.500%,  2/1/2026
e
929,888
NGL Energy Partners, LP
1,545,000 7.500%,  4/15/2026 1,317,113
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 551,318
Oasis Midstream Partners, LP
450,000 8.000%,  4/1/2029
e
461,250
Occidental Petroleum Corporation
823,000 2.700%,  8/15/2022 823,309
1,790,000 2.700%,  2/15/2023 1,785,919
1,740,000 3.450%,  7/15/2024 1,740,000
2,900,000 3.500%,  6/15/2025 2,871,000
2,045,000 8.000%,  7/15/2025 2,347,517
2,045,000 8.875%,  7/15/2030 2,578,745
Principal
Amount Long-Term Fixed Income (91.1%) Value
Energy (11.7%) - continued
$ 2,555,000 4.300%,  8/15/2039 $ 2,166,666
2,555,000 4.400%,  4/15/2046 2,188,204
PBF Holding Company, LLC
1,585,000 9.250%,  5/15/2025
e
1,618,206
Precision Drilling Corporation
1,180,000 7.750%,  12/15/2023 1,184,425
Range Resources Corporation
1,805,000 8.250%,  1/15/2029
e
1,931,350
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
g,h,j
4
SM Energy Company
1,055,000 10.000%,  1/15/2025
e
1,186,875
Southwestern Energy Company
2,145,000 7.500%,  4/1/2026
f
2,269,453
Sunoco, LP
1,090,000 5.500%,  2/15/2026 1,119,746
1,025,000 4.500%,  5/15/2029
e
1,021,156
Targa Resources Partners, LP
1,040,000 6.500%,  7/15/2027 1,130,147
Teine Energy, Ltd.
1,585,000 6.875%,  4/15/2029
d,e
1,604,179
Transocean Pontus, Ltd.
387,875 6.125%,  8/1/2025
e,f
366,542
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
e
2,604,896
Valaris plc
3,745,000 4.750%,  1/15/2024
g,h
486,850
Vine Energy Holdings, LLC
1,580,000 6.750%,  4/15/2029
d,e
1,580,000
W&T Offshore, Inc.
1,320,000 9.750%,  11/1/2023
e
1,167,804
Weatherford International, Ltd.
1,055,000 8.750%,  9/1/2024
e
1,103,636
Western Gas Partners, LP
1,580,000 4.650%,  7/1/2026 1,666,458
WPX Energy, Inc.
325,000 5.250%,  10/15/2027 346,294
Total 106,183,478
Financials (8.4%)
Alliant Holdings Intermediate, LLC
525,000 6.750%,  10/15/2027
e
558,794
Ally Financial, Inc.
4,000,000 5.750%,  11/20/2025 4,544,309
Burford Capital Global Finance,
LLC
525,000 6.250%,  4/15/2028
d,e
538,125
CANPACK SA
1,000,000 3.125%,  11/1/2025
e
1,015,000
Charles Schwab Corporation
2,110,000 4.000%,  6/1/2026
b,k
2,141,228
Chobani , LLC
2,055,000 4.625%,  11/15/2028
e
2,096,100
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
e
1,611,600
2,020,000 6.625%,  3/15/2026 2,126,050
Diversified Healthcare Trust
3,875,000 4.375%,  3/1/2031 3,782,310
Drawbridge Special Opportunities
Fund, LP
5,500,000 3.875%,  2/15/2026
e
5,641,659
ESH Hospitality, Inc.
2,560,000 4.625%,  10/1/2027
e
2,707,558

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.1%) Value
Financials (8.4%) - continued
Fortress Transportation
$ 1,500,000 6.500%,  10/1/2025
e
$ 1,567,500
Genworth Holdings, Inc.
525,000 4.900%,  8/15/2023 515,786
Global Net Lease, Inc.
4,500,000 3.750%,  12/15/2027
e
4,386,260
Icahn Enterprises, LP
2,900,000 4.750%,  9/15/2024 3,011,461
2,770,000 6.250%,  5/15/2026 2,901,575
3,405,000 5.250%,  5/15/2027 3,515,663
MGM Growth Properties Operating
Partnership, LP
2,350,000 5.750%,  2/1/2027 2,590,722
MPT Operating Partnership, LP
2,650,000 4.625%,  8/1/2029 2,787,880
Navient Corporation
1,580,000 6.750%,  6/25/2025 1,715,485
NFP Corporation
790,000 6.875%,  8/15/2028
e
819,625
OneMain Finance Corporation
2,635,000 4.000%,  9/15/2030 2,562,538
Park Aerospace Holdings, Ltd.
4,285,000 4.500%,  3/15/2023
e
4,475,167
PennyMac Financial Services, Inc.
1,295,000 4.250%,  2/15/2029
e
1,238,344
Playtika Holding Corporation
685,000 4.250%,  3/15/2029
e
674,862
Service Properties Trust
1,025,000 4.500%,  6/15/2023 1,041,256
1,055,000 4.750%,  10/1/2026 1,028,625
Springleaf Finance Corporation
780,000 7.125%,  3/15/2026 899,613
2,090,000 6.625%,  1/15/2028 2,368,618
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
e
1,111,675
530,000 8.500%,  8/15/2027
e
575,156
United Wholesale Mortgage, LLC
2,265,000 5.500%,  4/15/2029
d,e
2,265,000
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
e
1,074,239
2,340,000 3.750%,  2/15/2027
e
2,340,000
1,300,000 4.625%,  12/1/2029
e
1,348,568
2,090,000 4.125%,  8/15/2030
e
2,108,183
Total 75,686,534
Technology (5.2%)
Banff Merger Sub, Inc.
790,000 9.750%,  9/1/2026
e
841,350
Black Knight InfoServ , LLC
770,000 3.625%,  9/1/2028
e
756,610
CDW, LLC
1,750,000 4.125%,  5/1/2025 1,820,000
CommScope Technologies
Finance, LLC
2,852,000 6.000%,  6/15/2025
e
2,909,183
CommScope , Inc.
2,615,000 5.500%,  3/1/2024
e
2,696,719
2,030,000 7.125%,  7/1/2028
e
2,156,022
Diamond Sports Group, LLC
3,425,000 6.625%,  8/15/2027
e
1,781,000
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
e
3,890,119
890,000 5.000%,  7/15/2028
e
910,025
Principal
Amount Long-Term Fixed Income (91.1%) Value
Technology (5.2%) - continued
$ 1,020,000 5.250%,  7/15/2030
e
$ 1,052,436
NCR Corporation
2,090,000 8.125%,  4/15/2025
e
2,288,550
4,490,000 5.750%,  9/1/2027
e
4,750,981
Presidio Holdings, Inc.
520,000 8.250%,  2/1/2028
e
565,500
PTC, Inc.
390,000 3.625%,  2/15/2025
e
400,237
1,045,000 4.000%,  2/15/2028
e
1,060,675
Qorvo , Inc.
2,615,000 4.375%,  10/15/2029 2,791,539
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
e
994,790
2,200,000 5.375%,  12/1/2028
e,f
2,237,015
Seagate HDD Cayman
2,776,000 4.091%,  6/1/2029
e
2,828,813
Shift4 Payments, LLC
1,000,000 4.625%,  11/1/2026
e
1,037,500
SS&C Technologies, Inc.
4,460,000 5.500%,  9/30/2027
e
4,750,123
Switch, Ltd.
2,690,000 3.750%,  9/15/2028
e
2,648,897
Unisys Corporation
1,540,000 6.875%,  11/1/2027
e
1,686,300
Total 46,854,384
Transportation (2.4%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
b
2,715,781
American Airlines, Inc.
530,000 5.500%,  4/20/2026
e
551,566
Avis Budget Car Rental, LLC
2,750,000 5.375%,  3/1/2029
e
2,844,669
Delta Air Lines, Inc.
3,310,000 7.000%,  5/1/2025
e
3,812,979
1,540,000 4.750%,  10/20/2028
e
1,674,589
Mileage Plus Holdings, LLC
1,660,000 6.500%,  6/20/2027
e
1,819,775
Spirit Loyalty Cayman, Ltd.
750,000 8.000%,  9/20/2025
e
847,500
XPO Logistics, Inc.
2,670,000 6.125%,  9/1/2023
e
2,716,672
2,130,000 6.750%,  8/15/2024
e
2,233,837
2,300,000 6.250%,  5/1/2025
e
2,475,007
Total 21,692,375
Utilities (3.3%)
Calpine Corporation
4,805,000 4.500%,  2/15/2028
e
4,845,362
GFL Environmental, Inc.
636,000 8.500%,  5/1/2027
e
700,395
NextEra Energy Operating
Partners, LP
5,790,000 3.875%,  10/15/2026
e
6,072,262
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,747,200
1,285,000 3.375%,  2/15/2029
e
1,254,481
1,330,000 5.250%,  6/15/2029
e
1,423,100
PG&E Corporation
770,000 5.000%,  7/1/2028 813,486
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,322,800

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.1%) Value
Utilities (3.3%) - continued
Talen Energy Supply, LLC
$ 2,140,000 6.500%,  6/1/2025 $ 1,718,688
1,590,000 7.250%,  5/15/2027
e
1,625,552
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
e
2,726,500
TerraForm Power Operating, LLC
2,940,000 5.000%,  1/31/2028
e
3,172,407
Total 29,422,233
Total Long-Term Fixed Income
(cost $798,145,927) 823,454,259
Shares
Collateral Held for Securities
Loaned ( 2.8% ) Value
25,311,680 Thrivent Cash Management Trust 25,311,680
Total Collateral Held for
Securities Loaned
(cost $25,311,680) 25,311,680
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
92,627 Bank of America Corporation,
5.000%
k
2,451,837
520 Bank of America Corporation,
Convertible, 7.250%
k
726,960
60,760 J.P. Morgan Chase & Company,
4.750%
k
1,605,279
1,524 Wells Fargo & Company,
Convertible, 7.500%
k
2,160,133
Total 6,944,209
Total Preferred Stock
(cost $6,363,091) 6,944,209
Shares Common Stock ( 0.2% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
1,099,210
Total 1,099,210
Energy (0.1%)
5,598 California Resources Corporation
l
134,688
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
58,590
2,486 Noble Corporation
f,l
42,138
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
59,367
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
48,171
6,838 Pacific Drilling Reorg Equity
j,l
752,180
806 Pacific Drilling Reorg, Warrants
(Expires 12/31/27)
j,l
16,418
1,094 Vantage Drilling International
l
2,188
Total 1,113,740
Total Common Stock
(cost $5,058,556) 2,212,950
Shares or
Principal
Amount Short-Term Investments ( 3.7% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.080%, 4/7/2021
m,n
$ 200,000
200,000 0.010%, 6/21/2021
m,n
199,991
Thrivent Core Short-Term Reserve
Fund
3,137,348 0.180% 31,373,477
U.S. Treasury Bills
1,200,000 0.006%, 6/24/2021
m,o
1,199,965
Total Short-Term Investments
(cost $32,940,897) 32,973,433
Total Investments (cost
$904,109,276) 102.6% $927,062,617
Other Assets and Liabilities, Net
(2.6%) (23,495,356)
Total Net Assets 100.0% $903,567,261
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $569,791,932 or 63.1%
of total net assets.
f All or a portion of the security is on loan.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Interest is not being accrued.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of March 31, 2021 was $65,051 or 0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
March 31, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 23,909,279
Common Stock 1,695
Total lending $23,910,974
Gross amount payable upon return of
collateral for securities loaned $25,311,680
Net amounts due to counterparty
$1,400,706
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 10,363,369 – 10,363,369 –
Communications Services 5,613,797 – 5,613,797 –
Consumer Cyclical 8,786,180 – 8,786,180 –
Consumer Non-Cyclical 4,160,178 – 4,160,178 –
Technology 4,003,374 – 4,003,374 –
Transportation 3,239,188 – 3,239,188 –
Long-Term Fixed Income
Basic Materials 54,971,996 – 54,971,996 –
Capital Goods 93,880,948 – 93,880,948 –
Communications Services 111,564,103 – 111,072,073 492,030
Consumer Cyclical 159,951,196 – 159,951,196 –
Consumer Non-Cyclical 123,247,012 – 123,247,012 –
Energy 106,183,478 – 106,183,474 4
Financials 75,686,534 – 75,686,534 –
Technology 46,854,384 – 46,854,384 –
Transportation 21,692,375 – 21,692,375 –
Utilities 29,422,233 – 29,422,233 –
Preferred Stock
Financials 6,944,209 6,944,209 – –
Common Stock
Communications Services 1,099,210 – 1,099,210 –
Energy 1,113,740 237,604 107,538 768,598
Short-Term Investments 1,599,956 – 1,599,956 –
Subtotal Investments in Securities $870,377,460 $7,181,813 $861,935,015 $1,260,632
Other Investments  * Total
Affiliated Short-Term Investments 31,373,477
Collateral Held for Securities Loaned 25,311,680
Subtotal Other Investments $56,685,157
Total Investments at Value $927,062,617
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 435,539 435,539 – –
Credit Default Swaps 41,631 – 41,631 –
Total Asset Derivatives $477,170 $435,539 $41,631 $–
The following table presents High Yield Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $399,991 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (326) June 2021 ( $ 43,121,164) $ 435,539
Total Futures Short Contracts ( $ 43,121,164) $435,539
Total Futures Contracts ( $ 43,121,164) $435,539

High Yield Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents High Yield Portfolio's swaps contracts held as of March 31, 2021. Investments totaling $1,199,965 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 10,600,000) $ – $ 41,631 $ 41,631
Total Credit Default Swaps $– $41,631 $41,631
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $30,257 $101,155 $100,039 $31,373 3,137 3.5%
Total Affiliated Short-Term Investments 30,257 31,373 3.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 20,946 29,519 25,153 25,312 25,312 2.8
Total Collateral Held for Securities Loaned 20,946 25,312 2.8
Total Value $51,203 $56,685
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $19
Total Income/Non Income Cash from Affiliated
Investments $19
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $– $– $–

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.4% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 97,250
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 96,626
Total 96,626
Communications Services (0.2%)
Altice France SA, Term Loan
192,500
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
188,546
Eagle Broadband Investments,
LLC, Term Loan
748,125
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
745,634
GCI, LLC, Term Loan
586,651
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
583,231
HCP Acquisition, LLC, Term Loan
318,102
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
317,402
Radiate Holdco, LLC, Term Loan
618,450
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
617,819
TNS, Inc., Term Loan
334,418
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
332,605
WideOpenWest Finance, LLC,
Term Loan
124,924
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
124,479
Total 2,909,716
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
593,475
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
584,573
LCPR Loan Financing, LLC, Term
Loan
375,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,c,d
375,468
Scientific Games International,
Inc., Term Loan
873,000
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
855,479
Stars Group Holdings BV, Term
Loan
84,208
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
84,255
Tenneco, Inc., Term Loan
497,455
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
483,900
Total 2,383,675
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
290,624
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
289,523
Endo Luxembourg Finance
Company, Term Loan
375,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,c,d
370,781
Principal
Amount Bank Loans (0.4%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Global Medical Response, Inc.,
Term Loan
$ 188,663
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
$ 187,349
553,613
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
551,398
MPH Acquisition Holdings, LLC,
Term Loan
350,120
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
348,013
Total 1,747,064
Financials (<0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
124,850
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
124,327
Total 124,327
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
405,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
403,101
Total 403,101
Total Bank Loans
(cost $7,670,452) 7,664,509
Principal
Amount Long-Term Fixed Income ( 94.4% ) Value
Asset-Backed Securities (3.1%)
522 Funding CLO, Ltd.
3,200,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e
3,209,722
Atrium IX
3,600,000
2.191%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,e
3,600,349
Benefit Street Partners CLO II, Ltd.
3,600,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,e
3,550,388
CarVal CLO II, Ltd.
3,600,000
2.194%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,e
3,591,004
Galaxy XXIII CLO, Ltd.
1,200,000
1.882%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,e
1,197,412
Goldentree Loan Management,
Ltd.
2,100,000
2.124%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,e
2,101,323
Magnetite XII, Ltd.
3,200,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,e
3,200,179

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Asset-Backed Securities (3.1%) - continued
Neuberger Berman CLO XIV, Ltd.
$ 3,200,000
1.249%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,e
$ 3,199,866
Octagon Credit Partners 46, Ltd.
3,200,000
2.441%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,e
3,204,768
Octagon Investment Partners 50,
Ltd.
3,500,000
2.670%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,e
3,503,965
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,e
2,600,211
Octogon Investment Partners 31,
LLC
3,200,000
3.624%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,e
3,180,490
Palmer Square CLO, Ltd.
3,200,000
2.224%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,e
3,202,390
Palmer Square Loan Funding, Ltd.
4,700,000
2.488%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,e
4,715,801
Shackleton CLO, Ltd.
2,150,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,e
2,150,030
Sound Point CLO X, Ltd.
3,200,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,e
3,201,968
Sound Point CLO XV, Ltd.
6,400,000
1.685%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,d,e
6,400,000
THL Credit Wind River CLO, Ltd.
4,325,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,e
4,282,952
Total 60,092,818
Basic Materials (2.7%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
e
258,336
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
e
3,461,042
2,550,000 4.750%,  4/10/2027
e
2,923,816
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
e
159,728
160,000 4.875%,  3/1/2031
e
159,600
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 336,384
Glencore Funding, LLC
909,000 4.125%,  5/30/2023
e
972,057
5,059,000 4.000%,  3/27/2027
e
5,575,365
3,200,000 2.500%,  9/1/2030
e
3,077,230
Principal
Amount Long-Term Fixed Income (94.4%) Value
Basic Materials (2.7%) - continued
Ingevity Corporation
$ 320,000 3.875%,  11/1/2028
e
$ 310,400
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 719,861
LYB International Finance III, LLC
3,100,000 3.375%,  10/1/2040 3,065,738
Mosaic Company
3,100,000 4.875%,  11/15/2041 3,421,305
Novelis Corporation
640,000 5.875%,  9/30/2026
e
668,000
OCI NV
320,000 4.625%,  10/15/2025
e
330,800
Olin Corporation
320,000 5.125%,  9/15/2027 331,200
Steel Dynamics, Inc.
3,100,000 3.250%,  10/15/2050 2,892,803
1,900,000 3.250%,  1/15/2031 2,010,829
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
e
3,326,266
3,100,000 5.182%,  4/24/2028
e
3,351,348
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 4,008,759
Tronox Finance plc
260,000 5.750%,  10/1/2025
e
271,214
Vale Overseas, Ltd.
1,920,000 6.250%,  8/10/2026 2,283,840
3,000,000 3.750%,  7/8/2030 3,131,670
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,458,953
WestRock Company
1,270,000 3.750%,  3/15/2025 1,385,865
Total 51,892,409
Capital Goods (3.5%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
e
275,925
BAE Systems plc
3,050,000 3.400%,  4/15/2030
e
3,237,453
2,600,000 1.900%,  2/15/2031
e
2,439,709
Boeing Company
2,400,000 5.930%,  5/1/2060 3,079,501
3,100,000 5.040%,  5/1/2027 3,534,210
1,600,000 5.150%,  5/1/2030 1,842,793
5,000,000 5.705%,  5/1/2040 6,118,632
Carrier Global Corporation
1,800,000 3.577%,  4/5/2050 1,767,594
3,000,000 2.722%,  2/15/2030 3,027,279
2,550,000 2.700%,  2/15/2031 2,549,236
3,100,000 3.377%,  4/5/2040 3,093,895
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,830,887
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 770,400
General Electric Company
5,200,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,f
4,914,000
800,000 3.450%,  5/1/2027 868,764
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
e
310,400
Howmet Aerospace, Inc.
260,000 6.875%,  5/1/2025 301,275
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 2,073,007

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Capital Goods (3.5%) - continued
Northrop Grumman Corporation
$ 2,250,000 3.250%,  1/15/2028 $ 2,413,665
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
e
482,062
Parker-Hannifin Corporation
3,250,000 4.000%,  6/14/2049 3,637,988
Raytheon Technologies
Corporation
4,200,000 4.125%,  11/16/2028 4,729,761
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,485,658
SRM Escrow Issuer, LLC
160,000 6.000%,  11/1/2028
e
167,680
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,386,693
630,000 3.875%,  3/1/2025 680,320
2,560,000 3.650%,  3/15/2027 2,756,892
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 651,360
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,137,971
1,925,000 4.450%,  11/16/2038 2,230,253
Total 66,795,263
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
99,406
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,g
127,369
Wachovia Mortgage Loan Trust,
LLC
303,730
2.689%,  5/20/2036, Ser.
2006-A, Class 2A1
b
312,684
Total 440,053
Communications Services (8.5%)
AMC Networks, Inc.
320,000 4.250%,  2/15/2029 311,200
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,722,528
3,100,000 1.875%,  10/15/2030 2,900,099
AT&T, Inc.
5,208,000 3.650%,  9/15/2059
e
4,760,469
2,481,000 4.300%,  2/15/2030 2,793,039
3,250,000 2.750%,  6/1/2031 3,236,957
5,987,000 2.550%,  12/1/2033
e
5,684,003
3,190,000 4.300%,  12/15/2042 3,477,507
4,650,000 3.100%,  2/1/2043 4,338,734
3,200,000 4.500%,  3/9/2048 3,509,855
CCO Holdings, LLC
380,000 5.500%,  5/1/2026
e
391,894
640,000 4.750%,  3/1/2030
e
663,200
260,000 4.500%,  8/15/2030
e
264,992
Charter Communications
Operating, LLC
4,500,000 4.800%,  3/1/2050 4,827,219
3,300,000 4.908%,  7/23/2025 3,741,034
2,450,000 6.384%,  10/23/2035 3,172,731
3,000,000 3.500%,  6/1/2041 2,845,148
8,025,000 6.484%,  10/23/2045 10,448,641
Principal
Amount Long-Term Fixed Income (94.4%) Value
Communications Services (8.5%) - continued
Comcast Corporation
$ 1,920,000 3.375%,  8/15/2025 $ 2,090,741
1,700,000 3.300%,  4/1/2027 1,853,351
605,000 6.400%,  5/15/2038 864,983
3,150,000 4.600%,  10/15/2038 3,802,329
3,200,000 4.650%,  7/15/2042 3,866,836
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
e
3,452,667
560,000 4.800%,  2/1/2035
e
658,202
2,405,000 4.700%,  12/15/2042
e
2,783,499
CSC Holdings, LLC
500,000 4.125%,  12/1/2030
e
496,640
Cumulus Media New Holdings,
Inc.
250,000 6.750%,  7/1/2026
e
254,687
Discovery Communications, LLC
4,500,000 4.650%,  5/15/2050 4,962,179
1,600,000 4.900%,  3/11/2026 1,823,249
Fox Corporation
3,200,000 5.476%,  1/25/2039 3,991,826
Front Range BidCo, Inc.
320,000 4.000%,  3/1/2027
e
314,400
GCI, LLC
100,000 4.750%,  10/15/2028
e
102,375
Level 3 Financing, Inc.
640,000 4.250%,  7/1/2028
e
647,238
Meredith Corporation
150,000 6.500%,  7/1/2025
e
160,932
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
e
670,797
Nielsen Finance, LLC
150,000 5.625%,  10/1/2028
e
157,687
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 1,021,946
1,300,000 4.200%,  6/1/2030 1,462,963
SBA Communications Corporation
320,000 3.125%,  2/1/2029
e
307,568
SFR Group SA
320,000 7.375%,  5/1/2026
e
332,832
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
e
651,200
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
e
640,736
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 290,023
4,800,000 8.750%,  3/15/2032 7,098,000
Sprint Corporation
5,852,000 7.125%,  6/15/2024 6,737,115
600,000 7.625%,  2/15/2025 715,500
Time Warner Entertainment
Company, LP
1,720,000 8.375%,  3/15/2023 1,971,762
T-Mobile USA, Inc.
6,450,000 3.750%,  4/15/2027
e
7,050,882
1,250,000 2.550%,  2/15/2031
e
1,224,613
1,800,000 3.000%,  2/15/2041
e
1,670,670
VeriSign, Inc.
640,000 4.750%,  7/15/2027 679,200
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 2,798,198
2,400,000 3.700%,  3/22/2061 2,371,482
2,292,000 2.987%,  10/30/2056
e
2,023,246

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Communications Services (8.5%) - continued
$ 4,400,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
$ 4,499,000
2,400,000 2.100%,  3/22/2028 2,410,057
1,591,000 1.680%,  10/30/2030
e
1,476,028
3,850,000 4.272%,  1/15/2036 4,351,593
4,200,000 3.400%,  3/22/2041 4,263,778
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,453,008
ViaSat, Inc.
140,000 5.625%,  9/15/2025
e
142,304
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,592,055
VTR Finance NV
70,000 6.375%,  7/15/2028
e
75,600
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,594,095
3,900,000 3.500%,  5/13/2040 4,123,822
Total 162,073,144
Consumer Cyclical (6.5%)
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024 2,710,203
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
e
417,500
Carnival Corporation
320,000 11.500%,  4/1/2023
e
366,800
Cedar Fair, LP
320,000 5.250%,  7/15/2029 328,925
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 3,259,464
Colt Merger Sub, Inc.
320,000 6.250%,  7/1/2025
e
341,125
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,188,883
1,300,000 3.625%,  4/1/2027 1,426,842
Daimler Finance North America,
LLC
1,900,000 1.750%,  3/10/2023
e
1,942,256
Darden Restaurants, Inc.
3,600,000 3.850%,  5/1/2027 3,918,953
Ford Motor Company
640,000 7.450%,  7/16/2031 806,931
Ford Motor Credit Company, LLC
1,900,000 3.470%,  4/5/2021 1,900,000
2,575,000 4.250%,  9/20/2022 2,663,580
5,150,000 4.125%,  8/17/2027 5,317,375
1,900,000 4.000%,  11/13/2030 1,884,781
General Motors Company
1,300,000 6.125%,  10/1/2025 1,528,681
6,425,000 6.800%,  10/1/2027 7,970,614
1,230,000 5.000%,  4/1/2035 1,416,768
General Motors Financial
Company, Inc.
3,100,000 1.700%,  8/18/2023 3,157,135
2,510,000 4.000%,  1/15/2025 2,726,438
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
e
678,979
Home Depot, Inc.
3,250,000 2.500%,  4/15/2027 3,420,822
3,180,000 4.250%,  4/1/2046 3,742,245
Principal
Amount Long-Term Fixed Income (94.4%) Value
Consumer Cyclical (6.5%) - continued
Hyundai Capital America
$ 1,225,000 1.250%,  9/18/2023
e
$ 1,233,860
2,800,000 2.375%,  10/15/2027
e
2,808,524
3,500,000 1.800%,  1/10/2028
e
3,346,781
Hyundai Capital Services, Inc.
1,920,000 3.000%,  3/6/2022
e
1,958,727
Kohl's Corporation
4,400,000 9.500%,  5/15/2025 5,705,140
3,900,000 3.375%,  5/1/2031 3,903,052
3,100,000 5.550%,  7/17/2045
h
3,512,067
L Brands, Inc.
320,000 6.625%,  10/1/2030
e
365,376
Lennar Corporation
1,900,000 4.500%,  4/30/2024 2,066,763
3,700,000 4.750%,  5/30/2025 4,120,875
Levi Strauss & Company
400,000 3.500%,  3/1/2031
e
386,000
Lowe's Companies, Inc.
1,900,000 5.000%,  4/15/2040 2,329,895
Marriott International
1,900,000 4.625%,  6/15/2030 2,125,522
Marriott International, Inc.
2,700,000 5.750%,  5/1/2025 3,098,231
Mastercard, Inc.
1,900,000 3.850%,  3/26/2050 2,152,985
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,690,034
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 4,524,000
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
e
2,012,729
Owl Rock Capital Corporation
4,850,000 3.400%,  7/15/2026 4,912,463
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
e
352,618
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
e
113,988
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
e
75,688
Staples, Inc.
320,000 7.500%,  4/15/2026
e
337,520
Toll Brothers Finance Corporation
1,150,000 4.375%,  4/15/2023 1,201,750
1,745,000 4.350%,  2/15/2028 1,886,781
2,400,000 3.800%,  11/1/2029
h
2,535,000
ViacomCBS, Inc.
3,200,000 4.200%,  5/19/2032 3,576,972
Volkswagen Group of America
Finance, LLC
2,800,000 4.250%,  11/13/2023
e
3,043,010
3,000,000 3.350%,  5/13/2025
e
3,221,136
Wyndham Destinations, Inc.
320,000 6.625%,  7/31/2026
e
363,312
Total 125,076,099
Consumer Non-Cyclical (11.6%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,256,259
1,440,000 4.750%,  11/30/2036 1,781,894
2,500,000 6.000%,  4/1/2039 3,549,621
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,818,207

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Consumer Non-Cyclical (11.6%) - continued
$ 2,550,000 2.950%,  11/21/2026 $ 2,714,936
3,200,000 3.200%,  11/21/2029 3,404,071
3,100,000 4.300%,  5/14/2036 3,573,684
3,200,000 4.050%,  11/21/2039 3,582,740
1,900,000 4.850%,  6/15/2044 2,308,122
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 3,355,767
Amgen, Inc.
3,200,000 3.375%,  2/21/2050 3,198,647
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,760,414
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,262,861
4,500,000 3.500%,  6/1/2030 4,873,303
2,550,000 4.600%,  4/15/2048 2,919,189
3,200,000 4.439%,  10/6/2048 3,594,119
4,800,000 5.550%,  1/23/2049 6,193,968
AstraZeneca plc
3,500,000 1.375%,  8/6/2030 3,210,282
BAT Capital Corporation
2,550,000 3.222%,  8/15/2024 2,716,677
3,250,000 4.700%,  4/2/2027 3,658,350
5,000,000 2.259%,  3/25/2028 4,922,758
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
e
50,625
320,000 5.000%,  2/15/2029
e
317,800
Baxalta, Inc.
1,511,000 4.000%,  6/23/2025 1,674,852
Becton, Dickinson and Company
6,200,000 3.794%,  5/20/2050 6,587,166
3,850,000 3.700%,  6/6/2027 4,246,623
Boston Scientific Corporation
1,950,000 3.750%,  3/1/2026 2,152,998
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
e
3,484,760
Centene Corporation
1,900,000 5.375%,  6/1/2026
e
1,986,830
160,000 4.250%,  12/15/2027 168,300
480,000 4.625%,  12/15/2029 519,506
7,105,000 3.375%,  2/15/2030 7,171,574
3,000,000 2.500%,  3/1/2031 2,865,060
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,568,013
3,850,000 2.400%,  3/15/2030 3,817,387
3,200,000 4.800%,  8/15/2038 3,824,632
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,916,071
640,000 3.500%,  5/9/2027 698,125
3,300,000 5.250%,  11/15/2048 4,184,322
CVS Health Corporation
1,600,000 3.875%,  7/20/2025 1,768,571
5,210,000 5.050%,  3/25/2048 6,396,003
DENTSPLY SIRONA, Inc.
2,500,000 3.250%,  6/1/2030 2,613,893
Encompass Health Corporation
350,000 4.500%,  2/1/2028 358,442
HCA, Inc.
510,000 5.375%,  2/1/2025 568,913
6,000,000 5.875%,  2/15/2026 6,877,500
1,800,000 5.500%,  6/15/2047 2,238,830
HLF Financing SARL, LLC
250,000 7.250%,  8/15/2026
e
261,875
Principal
Amount Long-Term Fixed Income (94.4%) Value
Consumer Non-Cyclical (11.6%) - continued
Imperial Brands Finance plc
$ 3,200,000 3.500%,  7/26/2026
e
$ 3,419,320
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
e
2,262,178
JBS USA, LLC
320,000 6.500%,  4/15/2029
e
361,440
Keurig Dr. Pepper, Inc.
3,250,000 3.800%,  5/1/2050 3,454,280
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 258,842
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050 2,325,983
1,184,000 3.000%,  6/1/2026 1,245,977
450,000 3.750%,  4/1/2030 477,606
Kroger Company
3,200,000 2.650%,  10/15/2026 3,375,310
Mylan, Inc.
2,500,000 4.550%,  4/15/2028 2,823,238
3,200,000 5.200%,  4/15/2048 3,680,411
Nestle Holdings, Inc.
3,850,000 3.900%,  9/24/2038
e
4,417,364
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
e
678,816
Perrigo Finance Unlimited
Company
1,900,000 3.150%,  6/15/2030 1,865,634
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,e,f,h
2,771,344
Reckitt Benckiser Treasury
Services plc
2,880,000 2.750%,  6/26/2024
e
3,047,398
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,838,811
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027
e
2,476,280
2,450,000 2.200%,  9/2/2030
e
2,338,011
3,000,000 3.300%,  9/2/2040
e
2,892,000
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,362,433
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
e
1,193,388
Sysco Corporation
3,700,000 6.600%,  4/1/2050 5,344,172
1,768,000 4.850%,  10/1/2045 2,094,425
Teleflex, Inc.
400,000 4.250%,  6/1/2028
e
414,500
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
e
669,248
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,370,443
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,397,556
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,434,913
1,240,000 4.750%,  7/15/2045 1,562,578
3,225,000 4.450%,  12/15/2048 3,954,446
Upjohn, Inc.
1,900,000 4.000%,  6/22/2050
e
1,936,198
VRX Escrow Corporation
320,000 6.125%,  4/15/2025
e
328,064

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Consumer Non-Cyclical (11.6%) - continued
Zimmer Biomet Holdings, Inc.
$ 3,900,000 3.550%,  3/20/2030 $ 4,169,503
Total 223,216,650
Energy (9.7%)
Antero Resources Corporation
105,000 5.000%,  3/1/2025 105,081
Apache Corporation
270,000 4.875%,  11/15/2027 276,750
Baker Hughes, LLC
2,575,000 4.486%,  5/1/2030 2,933,410
BP Capital Markets America, Inc.
3,200,000 3.000%,  2/24/2050 2,933,075
2,560,000 3.017%,  1/16/2027 2,736,142
1,950,000 3.543%,  4/6/2027 2,134,327
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,714,083
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
e
357,102
Canadian Natural Resources, Ltd.
3,200,000 2.950%,  7/15/2030 3,191,723
Cenovus Energy, Inc.
2,400,000 5.375%,  7/15/2025 2,697,155
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 3,425,366
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,728,811
Chevron USA, Inc.
3,240,000 3.900%,  11/15/2024 3,567,495
Cimarex Energy Company
3,600,000 4.375%,  6/1/2024 3,915,250
CNX Resources Corporation
320,000 6.000%,  1/15/2029
e
332,538
Continental Resources, Inc.
2,419,000 4.500%,  4/15/2023 2,505,358
Devon Energy Corporation
2,290,000 7.950%,  4/15/2032 3,070,998
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,545,807
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 4,774,104
1,050,000 3.125%,  3/24/2031 1,048,263
El Paso Pipeline Partners
Operating Company, LLC
1,280,000 4.700%,  11/1/2042 1,377,485
Enagas SA
320,000 5.500%,  1/15/2028
e
312,528
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
1,979,500
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 4,278,517
1,500,000 6.000%,  6/15/2048 1,725,491
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,882,183
Enterprise Products Operating,
LLC
3,700,000 3.200%,  2/15/2052 3,375,110
2,490,000 3.700%,  2/15/2026 2,732,193
3,200,000 4.875%,  8/16/2077
b
3,009,331
EOG Resources, Inc.
900,000 4.950%,  4/15/2050 1,097,878
3,500,000 4.375%,  4/15/2030 4,018,056
Principal
Amount Long-Term Fixed Income (94.4%) Value
Energy (9.7%) - continued
EQM Midstream Partners, LP
$ 320,000 5.500%,  7/15/2028 $ 335,917
EQT Corporation
640,000 3.900%,  10/1/2027 652,800
Equinor ASA
3,900,000 3.000%,  4/6/2027 4,176,553
2,575,000 3.125%,  4/6/2030 2,722,798
Marathon Petroleum Corporation
2,560,000 4.750%,  12/15/2023 2,811,706
3,220,000 6.500%,  3/1/2041 4,280,817
MPLX, LP
2,550,000 3.500%,  12/1/2022 2,660,848
2,550,000 4.875%,  6/1/2025 2,872,183
3,250,000 4.800%,  2/15/2029 3,726,728
1,920,000 5.200%,  3/1/2047 2,196,182
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 245,000
National Fuel Gas Company
5,186,000 5.500%,  1/15/2026 5,926,777
Newfield Exploration Company
2,320,000 5.625%,  7/1/2024 2,550,435
4,756,000 5.375%,  1/1/2026 5,241,235
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,934,532
5,000,000 6.350%,  1/15/2031 6,278,019
Petroleos Mexicanos
5,100,000 6.500%,  3/13/2027 5,329,500
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,701,749
Plains All American Pipeline, LP
3,200,000 4.500%,  12/15/2026 3,511,194
1,200,000 3.550%,  12/15/2029 1,196,471
3,200,000 3.800%,  9/15/2030 3,258,962
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 2,155,143
1,300,000 4.500%,  5/15/2030 1,458,844
Schlumberger Holdings
Corporation
3,250,000 3.900%,  5/17/2028
e
3,537,550
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 2,087,517
2,900,000 3.100%,  5/15/2025 3,097,007
Sunoco Logistics Partners
Operations, LP
4,500,000 4.000%,  10/1/2027 4,839,486
Sunoco, LP
640,000 6.000%,  4/15/2027 669,600
Weatherford International, Ltd.
320,000 8.750%,  9/1/2024
e
334,752
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 7,172,096
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,237,994
Williams Partners, LP
1,930,000 4.500%,  11/15/2023 2,101,747
1,600,000 3.750%,  6/15/2027 1,744,122
3,000,000 4.850%,  3/1/2048 3,330,655
WPX Energy, Inc.
3,062,000 5.250%,  9/15/2024 3,394,992
3,185,000 4.500%,  1/15/2030 3,429,576
Total 185,982,597

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Financials (28.6%)
AerCap Ireland Capital DAC
$ 2,400,000 6.500%,  7/15/2025 $ 2,797,868
2,500,000 4.625%,  10/15/2027 2,742,382
3,800,000 3.875%,  1/23/2028
h
3,981,759
AIA Group, Ltd.
3,100,000 3.200%,  9/16/2040
e
3,049,797
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,562,686
1,260,000 4.250%,  9/15/2024 1,376,482
4,100,000 4.650%,  6/15/2026
b,f
4,048,750
1,850,000 3.625%,  4/1/2027 1,946,093
Aircastle, Ltd.
1,850,000 5.250%,  8/11/2025
e
2,019,898
3,500,000 2.850%,  1/26/2028
e
3,348,528
Ally Financial, Inc.
2,750,000 5.750%,  11/20/2025 3,124,213
5,000,000 8.000%,  11/1/2031 6,963,369
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,032,183
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,794,008
2,950,000 2.150%,  7/15/2026 2,872,780
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,393,772
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,e
3,307,232
2,500,000 2.570%,  11/25/2035
b,e
2,349,850
Aviation Capital Group, LLC
2,800,000 5.500%,  12/15/2024
e
3,130,792
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
e
1,404,166
1,800,000 5.500%,  1/15/2026
e
1,991,515
1,500,000 4.250%,  4/15/2026
e
1,571,125
6,400,000 4.375%,  5/1/2026
e
6,690,520
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,f
2,812,160
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
e
4,013,210
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,343,453
1,800,000 4.379%,  4/12/2028 2,005,877
2,000,000 3.490%,  5/28/2030 2,082,187
Bank of America Corporation
2,830,000 4.200%,  8/26/2024 3,121,364
2,860,000 6.500%,  10/23/2024
b,f,h
3,203,200
3,200,000 4.000%,  1/22/2025 3,504,352
2,750,000 3.950%,  4/21/2025 3,015,260
9,400,000 3.705%,  4/24/2028
b
10,281,673
2,550,000 4.271%,  7/23/2029
b
2,866,984
3,970,000 3.194%,  7/23/2030
b
4,167,421
6,200,000 1.922%,  10/24/2031
b
5,834,607
1,800,000 4.244%,  4/24/2038
b
2,047,631
1,860,000 2.831%,  10/24/2051
b
1,707,629
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,f
2,085,641
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,f
4,518,303
Barclays Bank plc
1,910,000 10.179%,  6/12/2021
e
1,942,796
Principal
Amount Long-Term Fixed Income (94.4%) Value
Financials (28.6%) - continued
Barclays plc
$ 3,200,000 7.875%,  3/15/2022
b,f
$ 3,364,000
650,000 8.000%,  6/15/2024
b,f
721,500
3,100,000 6.125%,  12/15/2025
b,f
3,385,200
1,280,000 4.836%,  5/9/2028 1,426,774
2,400,000 4.972%,  5/16/2029
b
2,759,617
3,100,000 2.645%,  6/24/2031
b
3,045,861
Berkshire Hathaway Finance
Corporation
3,100,000 2.850%,  10/15/2050 2,857,245
1,950,000 4.250%,  1/15/2049 2,257,472
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 1,966,965
BPCE SA
1,265,000 5.700%,  10/22/2023
e
1,413,442
2,190,000 5.150%,  7/21/2024
e
2,451,624
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,291,933
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,471,822
CANPACK SA
320,000 3.125%,  11/1/2025
e
324,800
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 2,100,781
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,530,787
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,f
2,816,909
1,750,000 4.000%,  6/1/2026
b,f
1,775,900
3,100,000 4.000%,  12/1/2030
b,f
3,047,300
CIT Group, Inc.
1,930,000 5.250%,  3/7/2025 2,173,663
3,600,000 6.125%,  3/9/2028 4,311,000
Citigroup, Inc.
3,200,000 4.700%,  1/30/2025
b,f
3,222,400
4,370,000 4.400%,  6/10/2025 4,856,042
3,305,000 5.500%,  9/13/2025 3,830,732
3,700,000 4.000%,  12/10/2025
b,f
3,736,075
2,490,000 4.450%,  9/29/2027 2,810,180
2,500,000 3.668%,  7/24/2028
b
2,734,057
3,749,000 3.520%,  10/27/2028
b
4,055,256
3,000,000 4.075%,  4/23/2029
b
3,337,501
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,182,711
650,000 3.950%,  5/15/2024 706,109
3,250,000 3.450%,  8/15/2027 3,541,316
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,f
2,312,625
Commerzbank AG
3,200,000 8.125%,  9/19/2023
e
3,661,120
CoreStates Capital III
2,440,000
0.768%,  (LIBOR 3M +
0.570%), 2/15/2027
b,e
2,359,474
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,210,172
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
e
163,200
Credit Agricole SA
3,800,000 3.250%,  1/14/2030
e
3,906,446
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,e,f
4,176,572
3,850,000 2.193%,  6/5/2026
b,e
3,912,600

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Financials (28.6%) - continued
$ 3,700,000 5.250%,  2/11/2027
b,e,f
$ 3,737,000
3,100,000 4.282%,  1/9/2028
e
3,408,168
Danske Bank AS
5,600,000 5.000%,  1/12/2023
b,e
5,777,995
1,950,000 3.244%,  12/20/2025
b,e
2,076,263
Deutsche Bank AG
7,000,000 6.000%,  10/30/2025
b,f
7,087,500
2,600,000 3.961%,  11/26/2025
b
2,815,233
Discover Bank
1,635,000 4.200%,  8/8/2023 1,764,130
2,600,000 2.450%,  9/12/2024 2,721,525
4,490,000 4.682%,  8/9/2028
b
4,789,034
Diversified Healthcare Trust
320,000 4.375%,  3/1/2031 312,346
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
e
492,363
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,625,523
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,334,660
First Horizon National Corporation
3,900,000 4.000%,  5/26/2025 4,280,085
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
e
5,605,493
GE Capital Funding, LLC
3,900,000 4.050%,  5/15/2027
e
4,345,627
1,900,000 4.400%,  5/15/2030
e
2,151,090
GE Capital International Funding
Company
5,200,000 4.418%,  11/15/2035 5,952,752
General Electric Capital
Corporation
2,400,000 5.875%,  1/14/2038 3,105,760
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
i
0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
e
311,912
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,f
3,384,960
2,490,000 4.250%,  10/21/2025 2,779,340
3,100,000 3.691%,  6/5/2028
b
3,391,905
4,250,000 3.814%,  4/23/2029
b
4,656,401
3,100,000 4.223%,  5/1/2029
b
3,477,630
Healthpeak Properties, Inc.
1,950,000 2.875%,  1/15/2031 1,965,844
HSBC Holdings plc
1,280,000 6.875%,  6/1/2021
b,f
1,291,136
3,200,000
1.189%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,233,016
2,560,000 4.300%,  3/8/2026 2,865,696
1,800,000 4.000%,  3/9/2026
b,f
1,791,000
1,600,000 6.000%,  5/22/2027
b,f
1,751,600
1,920,000 4.041%,  3/13/2028
b
2,101,925
2,100,000 4.600%,  12/17/2030
b,f
2,076,375
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 670,400
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,871,766
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,f
1,913,640
1,250,000 6.000%,  8/1/2023
b,f
1,310,291
1,270,000 6.750%,  2/1/2024
b,f
1,390,650
Principal
Amount Long-Term Fixed Income (94.4%) Value
Financials (28.6%) - continued
$ 5,000,000 5.000%,  8/1/2024
b,f
$ 5,168,750
3,200,000 4.600%,  2/1/2025
b,f
3,236,000
3,200,000 2.950%,  10/1/2026 3,422,778
3,200,000 2.956%,  5/13/2031
b
3,259,172
2,600,000 3.882%,  7/24/2038
b
2,885,218
3,150,000 5.500%,  10/15/2040 4,126,414
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,799,055
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,464,361
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
e
2,024,543
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,138,700
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,f
2,174,250
1,300,000 7.500%,  9/27/2025
b,f
1,485,250
1,900,000 2.438%,  2/5/2026
b
1,967,715
LPL Holdings, Inc.
320,000 4.000%,  3/15/2029
e
322,400
Marsh & McLennan Companies,
Inc.
1,700,000 4.375%,  3/15/2029 1,949,094
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,f
2,632,875
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 669,818
Mizuho Financial Group, Inc.
3,100,000 1.979%,  9/8/2031
b
2,923,742
Morgan Stanley
3,100,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,f
3,100,000
2,000,000 2.720%,  7/22/2025
b
2,109,838
1,870,000 4.000%,  7/23/2025 2,075,242
1,860,000 5.300%,  12/15/2025
b,f
1,911,150
1,280,000 3.125%,  7/27/2026 1,377,638
2,510,000 4.350%,  9/8/2026 2,835,937
4,600,000 3.622%,  4/1/2031
b
4,994,425
3,100,000 1.794%,  2/13/2032
b
2,893,412
1,570,000 4.300%,  1/27/2045 1,839,379
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 673,283
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
e
2,752,573
1,920,000 4.000%,  9/14/2026
e
2,103,288
Nationwide Mutual Insurance
Company
3,225,000 4.350%,  4/30/2050
e
3,385,209
Natwest Group plc
5,100,000 3.032%,  11/28/2035
b
4,865,808
Nippon Life Insurance Company
1,750,000 5.100%,  10/16/2044
b,e
1,933,750
2,550,000 3.400%,  1/23/2050
b,e
2,594,625
Omega Healthcare Investors, Inc.
5,600,000 3.375%,  2/1/2031 5,554,458
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
e
1,533,980
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
e
1,357,694
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
e
3,062,793

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Financials (28.6%) - continued
Preferred Term Securities XXIII,
Ltd.
$ 187,303
0.384%,  (LIBOR 3M +
0.200%), 12/22/2036
b,e
$ 157,263
Prudential Financial, Inc.
3,800,000 3.700%,  3/13/2051 4,022,748
1,200,000 5.200%,  3/15/2044
b
1,277,801
2,750,000 3.700%,  10/1/2050
b
2,780,800
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,187,653
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,770,936
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,f,h
2,863,250
Reinsurance Group of America,
Inc.
3,050,000 4.700%,  9/15/2023 3,340,942
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,f
1,965,600
2,750,000 4.269%,  3/22/2025
b
2,999,892
3,900,000 6.000%,  12/29/2025
b,f,h
4,279,080
1,000,000 3.754%,  11/1/2029
b
1,062,830
Santander Holdings USA, Inc.
2,400,000 3.450%,  6/2/2025 2,571,963
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
e
2,770,670
Service Properties Trust
240,000 4.750%,  10/1/2026 234,000
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,e,f,h
3,189,125
Spirit Realty, LP
3,750,000 3.400%,  1/15/2030 3,889,112
1,850,000 3.200%,  2/15/2031 1,851,858
Standard Chartered plc
2,700,000 2.744%,  9/10/2022
b,e
2,723,892
3,250,000
1.374%,  (LIBOR 3M +
1.150%), 1/20/2023
b,e
3,271,348
1,800,000 4.750%,  1/14/2031
b,e,f,h
1,793,700
Synchrony Financial
1,950,000 4.250%,  8/15/2024 2,121,224
1,950,000 3.950%,  12/1/2027 2,101,038
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,f
1,571,438
UBS Group Funding Jersey, Ltd.
2,490,000 4.125%,  9/24/2025
e
2,763,785
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
e
2,888,738
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,382,120
VEREIT Operating Partnership, LP
1,250,000 4.625%,  11/1/2025 1,410,947
3,100,000 3.400%,  1/15/2028 3,268,857
1,850,000 2.850%,  12/15/2032 1,791,637
VICI Properties, LP
180,000 4.250%,  12/1/2026
e
184,155
180,000 4.625%,  12/1/2029
e
186,725
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,f
3,332,670
2,560,000 3.000%,  4/22/2026 2,735,649
3,200,000 2.393%,  6/2/2028
b
3,279,660
4,250,000 4.478%,  4/4/2031
b
4,894,167
Principal
Amount Long-Term Fixed Income (94.4%) Value
Financials (28.6%) - continued
Welltower, Inc.
$ 2,200,000 4.000%,  6/1/2025 $ 2,418,425
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
2,987,029
3,150,000 2.963%,  11/16/2040 2,930,401
Total 548,738,478
Foreign Government (0.2%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
e
1,070,175
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
e
2,213,804
Total 3,283,979
Mortgage-Backed Securities (2.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
6,363,592 3.000%,  3/25/2050 6,641,530
1,309,284 3.000%,  4/1/2050 1,367,334
3,049,277 3.500%,  7/1/2047 3,237,110
Federal National Mortgage
Association
718,345 4.500%,  5/1/2048 784,078
2,428,947 3.500%,  10/1/2048 2,565,526
1,919,693 3.500%,  6/1/2049 2,031,927
2,812,526 3.500%,  8/1/2049 2,976,411
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,000,000 1.500%,  4/1/2036
d
2,009,029
2,550,000 2.000%,  4/1/2036
d
2,616,995
2,500,000 2.500%,  4/1/2036
d
2,601,074
3,125,000 2.000%,  5/1/2036
d
3,203,163
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,500,000 2.000%,  4/1/2051
d
2,495,313
2,800,000 2.000%,  5/1/2051
d
2,789,609
6,325,000 2.500%,  5/1/2051
d
6,476,948
2,179,829 4.000%,  7/1/2048 2,339,657
Total 44,135,704
Technology (4.8%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 4,860,363
1,920,000 3.750%,  9/12/2047 2,123,673
Baidu, Inc.
1,900,000 2.375%,  10/9/2030
h
1,832,461
Broadcom Corporation
3,618,000 3.875%,  1/15/2027 3,928,805
3,200,000 3.500%,  1/15/2028 3,397,494
Broadcom, Inc.
7,882,000 3.469%,  4/15/2034
e
7,908,949
3,200,000 5.000%,  4/15/2030 3,647,092
Dell International, LLC/ EMC
Corporation
1,300,000 6.100%,  7/15/2027
e
1,562,796
Diamond 1 Finance Corporation
187,000 5.875%,  6/15/2021
e
187,234
6,725,000 6.020%,  6/15/2026
e
7,961,370

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Technology (4.8%) - continued
Diamond Sports Group, LLC
$ 320,000 6.625%,  8/15/2027
e
$ 166,400
Fiserv, Inc.
3,225,000 3.200%,  7/1/2026 3,480,866
7,000,000 2.650%,  6/1/2030 7,049,866
Gartner, Inc.
320,000 3.750%,  10/1/2030
e
317,354
Hewlett Packard Enterprise
Company
2,600,000 4.650%,  10/1/2024 2,902,388
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
e
647,968
Lam Research Corporation
3,250,000 4.000%,  3/15/2029 3,680,421
Marvell Technology Group, Ltd.
1,900,000 4.875%,  6/22/2028 2,177,972
Micron Technology, Inc.
3,250,000 5.327%,  2/6/2029 3,823,405
NXP Funding, LLC
3,250,000 4.875%,  3/1/2024
e
3,612,232
3,250,000 5.350%,  3/1/2026
e
3,793,194
1,900,000 3.150%,  5/1/2027
e
2,019,021
Oracle Corporation
3,900,000 2.800%,  4/1/2027 4,107,256
3,200,000 4.300%,  7/8/2034 3,600,244
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
e
3,019,813
SK Hynix, Inc.
4,200,000 2.375%,  1/19/2031
e
3,971,503
Switch, Ltd.
265,000 3.750%,  9/15/2028
e
260,951
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 2,985,540
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 3,807,040
Total 92,833,671
Transportation (2.3%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,291,856
Aircastle, Ltd.
1,515,000 4.400%,  9/25/2023 1,613,501
Boeing Company
1,600,000 5.805%,  5/1/2050 2,014,321
6,200,000 3.250%,  2/1/2028 6,413,034
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,055,296
3,200,000 4.050%,  6/15/2048 3,586,869
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,910,525
Delta Air Lines, Inc.
1,182,882 4.250%,  7/30/2023 1,208,998
500,000 7.000%,  5/1/2025
e
575,979
3,000,000 7.375%,  1/15/2026 3,507,885
3,650,000 4.750%,  10/20/2028
e
3,968,995
ERAC USA Finance, LLC
4,030,000 4.200%,  11/1/2046
e
4,494,280
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 3,100,555
3,800,000 5.125%,  6/15/2027 4,368,744
United Airlines Pass Through Trust
1,097,815 3.750%,  9/3/2026 1,139,031
Principal
Amount Long-Term Fixed Income (94.4%) Value
Transportation (2.3%) - continued
XPO Logistics, Inc.
$ 640,000 6.125%,  9/1/2023
e
$ 651,187
Total 44,901,056
U.S. Government & Agencies (3.4%)
U.S. Treasury Bonds
23,000,000 1.875%,  2/15/2051 20,412,500
43,000,000 1.625%,  11/15/2050 35,831,094
8,000,000 1.500%,  2/15/2030 7,901,562
Total 64,145,156
Utilities (7.2%)
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,347,308
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 3,235,607
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,262,287
Baltimore Gas and Electric
Company
2,560,000 2.400%,  8/15/2026 2,676,038
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,017,576
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,570,684
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,334,952
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,813,063
Consolidated Edison Company of
New York, Inc.
1,280,000 2.900%,  12/1/2026 1,362,172
3,250,000 4.125%,  5/15/2049 3,613,508
Dominion Energy, Inc.
2,900,000 3.071%,  8/15/2024 3,088,429
2,250,000 4.650%,  12/15/2024
b,f
2,368,800
Duke Energy Corporation
3,840,000 3.150%,  8/15/2027 4,090,588
3,200,000 3.750%,  9/1/2046 3,218,164
Edison International
6,600,000 5.750%,  6/15/2027 7,699,240
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,898,509
Exelon Corporation
1,620,000 3.950%,  6/15/2025 1,770,265
FirstEnergy Corporation
4,480,000 3.900%,  7/15/2027 4,816,000
1,300,000 4.850%,  7/15/2047 1,460,124
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
e
4,334,854
3,150,000 5.450%,  7/15/2044
e
3,639,385
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,863,836
3,200,000 2.650%,  9/15/2029 3,264,887
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,047,156
Nevada Power Company
2,800,000 6.750%,  7/1/2037 3,929,168

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.4%) Value
Utilities (7.2%) - continued
NextEra Energy Operating
Partners, LP
$ 640,000 3.875%,  10/15/2026
e
$ 671,200
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,151,566
NiSource, Inc.
3,200,000 3.600%,  5/1/2030 3,468,351
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
e
1,192,761
4,950,000 3.375%,  2/15/2029
e
4,832,437
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,674,614
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026 1,308,573
1,900,000 3.300%,  12/1/2027 1,984,254
1,800,000 3.250%,  6/1/2031 1,792,040
3,000,000 4.200%,  6/1/2041 2,985,054
1,900,000 3.950%,  12/1/2047 1,748,671
PPL Capital Funding, Inc.
3,190,000 3.950%,  3/15/2024 3,444,401
3,100,000 4.125%,  4/15/2030 3,484,197
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 3,607,268
San Diego Gas and Electric
Company
3,200,000 4.150%,  5/15/2048 3,607,261
Sempra Energy
3,200,000 3.250%,  6/15/2027 3,423,388
Southern California Edison
Company
3,200,000 3.650%,  2/1/2050 3,165,542
Southern Company
7,630,000 3.250%,  7/1/2026 8,166,973
3,100,000 4.000%,  1/15/2051
b
3,271,275
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
e
690,592
Total 138,393,018
Total Long-Term Fixed Income
(cost $1,734,499,080) 1,812,000,095
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
21,062,570 Thrivent Cash Management Trust 21,062,570
Total Collateral Held for
Securities Loaned
(cost $21,062,570) 21,062,570
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
60,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 6,532,800
Total 6,532,800
Total Registered Investment
Companies (cost $6,074,928) 6,532,800
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,f
$ 2,368,125
Total 2,368,125
Total Preferred Stock
(cost $2,250,000) 2,368,125
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
j
5,467
Total 5,467
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $192,205) 5,467
Shares or
Principal
Amount Short-Term Investments ( 5.4% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.085%, 4/7/2021
k,l
300,000
300,000 0.080%, 4/14/2021
k,l
300,000
200,000 0.040%, 5/4/2021
k,l
199,998
100,000 0.035%, 6/2/2021
k,l
99,997
Thrivent Core Short-Term Reserve
Fund
10,121,757 0.180% 101,217,569
U.S. Treasury Bills
500,000 0.048%, 8/26/2021
k,m
499,954
Total Short-Term Investments
(cost $102,506,260) 102,617,518
Total Investments (cost
$1,874,255,495) 101.7% $1,952,251,084
Other Assets and Liabilities, Net
(1.7%) (32,770,666)
Total Net Assets 100.0% $1,919,480,418

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $382,317,756 or 19.9%
of total net assets.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g All or a portion of the security is insured or guaranteed.
h All or a portion of the security is on loan.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
m At March 31, 2021, $259,976 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 20,432,484
Total lending $20,432,484
Gross amount payable upon return of
collateral for securities loaned $21,062,570
Net amounts due to counterparty
$630,086
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 96,626 – 96,626 –
Communications Services 2,909,716 – 2,909,716 –
Consumer Cyclical 2,383,675 – 2,383,675 –
Consumer Non-Cyclical 1,747,064 – 1,747,064 –
Financials 124,327 – 124,327 –
Technology 403,101 – 403,101 –
Long-Term Fixed Income
Asset-Backed Securities 60,092,818 – 60,092,818 –
Basic Materials 51,892,409 – 51,892,409 –
Capital Goods 66,795,263 – 66,795,263 –
Collateralized Mortgage Obligations 440,053 – 440,053 –
Communications Services 162,073,144 – 162,073,144 –
Consumer Cyclical 125,076,099 – 125,076,099 –
Consumer Non-Cyclical 223,216,650 – 223,216,650 –
Energy 185,982,597 – 185,982,597 –
Financials^ 548,738,478 – 548,738,478 0
Foreign Government 3,283,979 – 3,283,979 –
Mortgage-Backed Securities 44,135,704 – 44,135,704 –
Technology 92,833,671 – 92,833,671 –
Transportation 44,901,056 – 44,901,056 –
U.S. Government & Agencies 64,145,156 – 64,145,156 –
Utilities 138,393,018 – 138,393,018 –
Registered Investment Companies
Unaffiliated 6,532,800 6,532,800 – –
Preferred Stock
Financials 2,368,125 2,368,125 – –
Common Stock
Communications Services 5,467 – 5,467 –
Financials^ 0 – – 0
Short-Term Investments 1,399,949 – 1,399,949 –
Subtotal Investments in Securities $1,829,970,945 $8,900,925 $1,821,070,020 $0
Other Investments  * Total
Affiliated Short-Term Investments 101,217,569
Collateral Held for Securities Loaned 21,062,570
Subtotal Other Investments $122,280,139
Total Investments at Value $1,952,251,084
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,432,915 1,432,915 – –
Total Liability Derivatives $1,432,915 $1,432,915 $– $–

Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $899,995 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 June 2021 $ 33,279,228 ( $ 1,432,915)
Total Futures Long Contracts $ 33,279,228 ( $ 1,432,915)
Total Futures Contracts $ 33,279,228 ($1,432,915)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $69,786 $165,460 $134,028 $101,218 10,122 5.3%
Total Affiliated Short-Term Investments 69,786 101,218 5.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,432 63,740 59,109 21,063 21,063 1.1
Total Collateral Held for Securities Loaned 16,432 21,063 1.1
Total Value $86,218 $122,281
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $36
Total Income/Non Income Cash from Affiliated
Investments $36
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $–

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.9% ) Value
Argentina (<0.1%)
4,718 Telecom Argentina SA ADR $ 26,043
Total 26,043
Australia (6.0%)
57,772 ARB Corporation, Ltd. 1,518,802
207,890 Aristocrat Leisure, Ltd. 5,454,123
42,535 ASX, Ltd. 2,302,399
104,755 Australia and New Zealand
Banking Group, Ltd. 2,249,138
10,376 Bega Cheese, Ltd. 50,094
48,131 Bendigo and Adelaide Bank, Ltd. 368,636
159,818 BHP Group, Ltd. 5,543,989
67,032 Breville Group, Ltd. 1,379,886
92,637 BWP Trust 278,792
362,948 Carsales.com, Ltd. 4,935,772
5,425 Champion Iron, Ltd.
a
22,714
224,506 Charter Hall Group 2,208,452
46,396 Codan Limited 545,629
225,111 Commonwealth Bank of Australia 14,770,595
307,331 Computershare, Ltd. 3,526,462
34,923 Computershare, Ltd., Rights
a
40,319
46,561 Corporate Travel Management,
Ltd.
a
697,127
15,921 Credit Corporation Group, Ltd. 397,990
81,812 CSL, Ltd. 16,534,511
117,953 Data# 3, Ltd. 467,311
27,907 Domino's Pizza Enterprises, Ltd. 2,048,282
11,268 Elders, Ltd. 106,626
654,626 GWA Group, Ltd. 1,424,832
29,365 Harvey Norman Holdings, Ltd. 128,341
603,941 Humm Group, Ltd.
a
442,998
79,320 Ingenia Communities Group 306,091
57,536 JB Hi-Fi, Ltd. 2,270,800
14,539 Jumbo Interactive, Ltd. 140,523
297,595 Metcash, Ltd. 835,100
67,376 Mineral Resources, Ltd. 1,955,830
118,510 National Australia Bank, Ltd. 2,347,978
17,766 Netwealth Group, Ltd. 182,770
5,720 Nick Scali, Ltd. 43,408
20,430 Pointsbet Holdings, Ltd.
a
193,709
69,572 Premier Investments, Ltd. 1,380,334
17,713 Pro Medicus, Ltd. 558,374
47,599 REA Group, Ltd. 5,150,863
8,302 Redbubble, Ltd.
a
31,781
63,350 Rio Tinto, Ltd. 5,354,154
560,618 Sandfire Resources, Ltd. 2,285,823
257,008 SEEK, Ltd.
a
5,601,949
9,114 Seven Group Holdings, Ltd. 156,540
18,131 Sonic Healthcare, Ltd. 484,847
386,346 Tabcorp Holdings, Ltd. 1,380,325
260,939 Transurban Group
a
2,652,760
24,458 Washington H. Soul Pattinson and
Company, Ltd. 588,793
63,809 Wesfarmers, Ltd. 2,562,481
287,809 Westpac Banking Corporation 5,338,552
157,261 Woodside Petroleum, Ltd. 2,874,398
35,158 Woolworths, Ltd. 1,094,968
50,590 WorleyParsons, Ltd. 405,236
Total 113,622,207
Austria (0.3%)
67,324 AMS AG
a
1,340,470
18,721 BAWAG Group AG
b
965,650
53,531 OMV AG 2,712,814
Shares Common Stock (91.9%) Value
Austria (0.3%) - continued
3,745 Schoeller-Bleckmann Oilfield
Equipment AG $ 167,923
6,235 Semperit Aktiengesellschaft
Holding
a
277,376
12,289 Zumtobel AG 112,985
Total 5,577,218
Belgium (0.8%)
72,007 Anheuser-Busch InBev NV 4,526,581
13,670 bpost SA 130,561
4,044 Cofinimmo SA 588,778
47,149 Groupe Bruxelles Lambert SA 4,877,395
11,711 KBC Groep NV 852,112
13,722 NV Bekaert SA 573,792
13,315 SA D'Ieteren NV 1,302,077
3,178 Tessenderlo Group
a
139,498
62,342 Warehouses De Pauw SCA 2,059,939
Total 15,050,733
Bermuda (0.2%)
78,725 Golden Ocean Group, Ltd.
a
546,803
72,213 Johnson Electric Holdings, Ltd. 194,764
598,000 K Wah International Holdings, Ltd. 310,673
189,500 Kerry Logistics Network, Ltd. 568,160
234,500 Luye Pharma Group, Ltd.
b
150,199
50,000 Nine Dragons Paper (Holdings),
Ltd. 73,508
2,179,000 Pacific Basin Shipping, Ltd. 590,127
374,000 Road King Infrastructure, Ltd. 490,782
182,400 Shanghai Industrial Urban
Development Group, Ltd. 17,845
482,000 Yuexiu Transport Infrastructure, Ltd. 304,645
Total 3,247,506
Brazil (0.3%)
34,800 Ambev SA 94,718
23,000 Atacadao SA 94,801
5,200 Azul SA
a
35,014
1,900 B2W - Companhia Digital
a
20,544
24,700 B3 SA - Brasil Bolsa Balcao 239,906
30,400 Banco ABC Brasil SA 78,584
73,308 Banco Bradesco SA ADR 344,547
30,700 Banco do Brasil SA 166,518
1,200 Banco Inter SA 33,327
25,484 Banco Santander Brasil SA ADR 179,662
13,800 BB Seguridade Participacoes SA 59,455
8,100 BRF SA
a
36,250
16,300 CCR SA 37,299
7,022 Centrais Eletricas Brasileiras SA
ADR 42,834
4,000 Cia Brasileira de Distribuicao 23,437
11,400 Companhia Hering 32,547
7,929 Companhia Siderurgica Nacional
SA ADR 53,124
41,000 EDP - Energias do Brasil SA 144,955
9,400 Enauta Participacoes SA 26,303
32,755 Gerdau SA ADR 174,912
3,800 Hypera SA 21,671
82,102 Itau Unibanco Holding SA ADR 407,226
165,500 Itausa SA 301,676
41,300 JBS SA 220,858
15,200 Klabin SA
a
74,317
6,300 Localiza Rent a Car SA 67,089
7,500 Locaweb Servicos de Internet SA
b
30,514
5,000 Lojas Americanas SA 19,792

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Brazil (0.3%) - continued
50,600 Magazine Luiza SA $ 180,514
40,000 Metalurgica Gerdau SA 95,582
9,500 Natura & Company Holding SA
a
81,065
3,700 Petro Rio SA
a
60,180
35,600 Petrobras Distribuidora SA 139,145
87,878 Petroleo Brasileiro SA 377,669
29,424 Petroleo Brasileiro SA ADR 249,516
53,800 Raia Drogasil SA 240,486
8,900 Rumo SA
a
31,861
4,000 Sendas Distribuidora SA
a
52,474
9,600 Suzano SA
a
117,360
2,100 Telefonica Brasil SA 16,565
18,235 Telefonica Brasil SA ADR 143,509
35,600 TIM SA 80,325
3,343 TIM SA ADR 37,943
16,700 Usinas Siderurgicas de Minas
Gerais SA Usiminas 50,943
43,251 Vale SA ADR 751,702
17,500 WEG SA 232,840
Total 6,001,559
Canada (7.9%)
135,896 BCE, Inc. 6,134,623
16,818 Boralex, Inc. 528,883
33,284 Canadian Apartment Properties
REIT 1,426,495
114,646 Canadian National Railway
Company 13,304,665
43,963 Canadian Natural Resources, Ltd. 1,359,086
26,809 Canadian Pacific Railway, Ltd. 10,239,771
232,736 CGI, Inc.
a
19,386,333
22,520 Choice Properties REIT 242,994
564,517 CI Financial Corporation 8,153,086
322 Constellation Software, Inc. 449,688
193,891 Dollarama, Inc. 8,565,949
4,988 FirstService Corporation 740,401
5,363 Intact Financial Corporation 657,199
6,863 Kinaxis, Inc.
a
800,929
181,068 Laurentian Bank of Canada
c
5,767,607
26,806 Onex Corporation 1,667,190
143,687 Quebecor, Inc. 3,857,722
48,505 Restaurant Brands International,
Inc. 3,152,825
184,711 Royal Bank of Canada 17,030,686
13,092 Shopify Inc.
a
14,486,298
98,322 Sun Life Financial, Inc. 4,968,911
8,797 Suncor Energy, Inc. 183,892
96,850 TC Energy Corporation 4,439,825
96,170 Thomson Reuters Corporation 8,424,728
7,578 TMX Group, Ltd. 787,468
199,622 Toronto-Dominion Bank 13,019,033
Total 149,776,287
Cayman Islands (1.4%)
199,000 3SBio, Inc.
a,b
176,196
6,710 Baidu.com, Inc. ADR
a
1,459,760
6,204 Baozun, Inc. ADR
a
236,620
68,000 Bizlink Holding, Inc. 639,195
260,000 Budweiser Brewing Company
APAC, Ltd.
b
778,276
68,000 China Medical System Holdings,
Ltd. 135,130
18,000 China Meidong Auto Holdings, Ltd. 83,595
223,334 China Resources Land, Ltd. 1,088,490
Shares Common Stock (91.9%) Value
Cayman Islands (1.4%) - continued
35,000 China Resources Medical Holdings
Company, Ltd. $ 27,687
141,000 Consun Pharmaceutical Group,
Ltd. 72,650
40,900 ENN Energy Holdings, Ltd. 659,688
111,000 Geely Automobile Holdings, Ltd. 285,499
71,000 Goodbaby International Holdings,
Ltd.
a
13,107
407,000 IGG, Inc. 526,173
2,583 JOYY, Inc. ADR 242,105
44,000 Kingboard Holdings, Ltd. 238,145
146,000 LifeTech Scientific Corporation
a
67,441
81,000 Longfor Group Holdings, Ltd.
b
537,241
44,900 Meituan Dianping
a,b
1,752,186
16,072 NetEase, Inc. ADR 1,659,595
42,686 New Oriental Education &
Technology Group, Inc. ADR
a
597,604
8,222 NIO, Inc. ADR
a
320,494
1,667 Noah Holdings, Ltd. ADR
a
74,015
2,759 Pinduoduo, Inc. ADR
a
369,375
77,355 Qudian, Inc. ADR
a
176,369
146,000 Sands China, Ltd.
a
731,770
1,196,500 Shui On Land, Ltd. 183,195
839,000 SITC International Holdings
Company, Ltd. 2,855,374
97,224 Tencent Holdings, Ltd. 7,759,210
124,000 Tingyi (Cayman Islands) Holding
Corporation 228,002
129,000 Want Want China Holdings, Ltd. 96,921
30,500 Wuxi Biologics (Cayman), Inc.
a,b
384,628
221,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
449,017
54,000 Yihai International Holding, Ltd. 563,400
135,500 Zhongsheng Group Holdings, Ltd. 959,914
Total 26,428,067
Chile (0.1%)
4,252 Banco de Chile ADR 100,432
2,643 Banco de Credito e Inversiones SA 139,714
5,887 CAP SA 95,316
11,292 Cencosud SA 24,137
8,835 Cia Cervecerias Unidas SA ADR 156,114
671,728 Colbun SA 130,640
35,571 Embotelladora Andina SA 94,284
34,886 Empresas CMPC SA 112,003
2,294 Empresas Copec SA 28,336
9,193 Enel Chile SA ADR 36,037
52,717 SMU SA 8,631
596 Sociedad Quimica y Minera de
Chile SA ADR 31,630
156 Sociedad Quimica y Minera de
Chile SA, Rights
a
484
Total 957,758
China (1.5%)
795,000 Agricultural Bank of China, Ltd. 318,685
10,987 Aier Eye Hospital Group Company,
Ltd. 99,817
33,157 Alibaba Group Holding, Ltd. ADR
a
7,517,687
85,500 Anhui Conch Cement Company,
Ltd., Class H 558,334
8,414 Autohome, Inc. ADR 784,774
176,000 Bank of China, Ltd. 67,132
284,700 Bank of Hangzhou Company, Ltd. 734,420

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
China (1.5%) - continued
10,088 Bank of Hangzhou Company, Ltd.,
Rights
a,d
$ 0
192,400 Bank of Jiangsu Company, Ltd. 190,151
30,000 Beijing North Star Company, Ltd. 5,608
11,195 BYD Company, Ltd., Class A 284,243
24,500 BYD Company, Ltd., Class H 530,101
528,000 China Cinda Asset Management
Company, Ltd. 110,144
987,000 China Construction Bank
Corporation 831,959
168,800 China International Capital
Corporation, Ltd.
a,b
410,661
35,000 China Longyuan Power Group
Corporation, Ltd. 47,802
18,000 China Merchants Bank Company,
Ltd. 137,901
67,800 China Pacific Insurance (Group)
Company, Ltd. 268,357
9,809 China Petroleum & Chemical
Corporation ADR 517,229
24,072 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 89,943
29,386 China Shenhua Energy Company,
Ltd., Class A 90,351
325,000 China Shenhua Energy Company,
Ltd., Class H 671,923
119,600 China Vanke Company, Ltd., Class
H 469,978
42,393 COSCO SHIPPING Holdings
Company, Ltd., Class A
a
88,129
265,500 COSCO SHIPPING Holdings
Company, Ltd., Class H
a
343,634
226,000 GF Securities Company, Ltd. 347,438
128,588 Henan Shuanghui Investment &
Development Company, Ltd. 807,270
94,886 Huadong Medicine Company, Ltd. 536,534
800,400 Industrial and Commercial Bank of
China, Ltd., Class A 677,044
1,774,000 Industrial and Commercial Bank of
China, Ltd., Class H 1,276,039
193,094 Industrial Bank Company, Ltd. 711,527
17,497 JD.com, Inc. ADR
a
1,475,522
80,000 Jiangxi Copper Company, Ltd. 153,633
28,100 Kingfa Science & Technology
Company, Ltd. 93,505
3,592 Kweichow Moutai Company, Ltd. 1,104,721
19,700 Livzon Pharmaceutical Group, Inc. 125,648
380,000 Metallurgical Corporation of China,
Ltd. 198,773
84,200 Oceanwide Holdings Company,
Ltd. 35,417
20,000 Offcn Education Technology
Company, Ltd. 86,311
131,278 Ping An Insurance Company of
China, Ltd. 1,570,263
766,000 Postal Savings Bank of China
Company, Ltd.
b
574,074
79,177 S. F. Holding Company, Ltd. 983,739
45,600 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 109,802
5,200 Shanghai Haohai Biological
Technology Company, Ltd.
b
39,712
13,600 Shenzhou International Group
Holdings, Ltd. 284,465
Shares Common Stock (91.9%) Value
China (1.5%) - continued
212,000 Tong Ren Tang Technologies
Company, Ltd. $ 144,838
2,000 Tsingtao Brewery Company, Ltd. 17,800
21,712 Vipshop Holdings, Ltd. ADR
a
648,320
4,971 WuXi AppTec Company, Ltd. 106,960
57,000 YiChang HEC ChangJiang
Pharmaceutical Company, Ltd.
b
60,742
9,500 Yunnan Baiyao Group Company,
Ltd. 175,248
464,000 Zijin Mining Group Company, Ltd. 573,833
Total 28,088,141
Colombia (<0.1%)
5,375 Bancolombia SA ADR 171,946
5,809 Interconexion Electrica SA 35,695
Total 207,641
Cyprus (<0.1%)
618 TCS Group Holding plc GDR 36,122
Total 36,122
Czech Republic (<0.1%)
10,187 CEZ AS 251,761
6,555 Komercni Banka AS 202,294
24,012 Moneta Money Bank AS
b
89,496
63 Philip Morris CR 44,441
Total 587,992
Denmark (2.5%)
1,180 A.P. Moller - Maersk AS, Class B 2,739,392
1,203 Aktieselskabet Schouw & Company 125,830
77,184 Carlsberg AS 11,836,907
21,431 Dampskibsselskabet Norden AS 496,257
2,061 DFDS AS
a
105,386
14,262 DSV AS 2,797,400
310,770 Novo Nordisk AS 20,940,812
29,572 Orsted AS
b
4,774,854
9,428 Per Aarsleff Holding AS 409,443
23,176 Royal Unibrew AS 2,422,672
13,269 Scandinavian Tobacco Group AS
a,b
254,699
1,415 Topdanmark AS 64,538
Total 46,968,190
Egypt (<0.1%)
55,192 Commercial International Bank
Egypt SAE GDR 196,760
195,635 EFG Hermes Holding Company
a
181,309
Total 378,069
Finland (0.7%)
1,363 Kemira Oyj 20,938
31,974 KONE Oyj 2,613,442
1,846 Konecranes Oyj 82,272
50,474 Metsa Board Oyj 549,885
8,148 Neles Oyj 103,445
124,661 Neste Oil Oyj 6,620,236
14,133 Nokian Tyres plc 511,931
158 Revenio Group Oyj 9,381
4,740 Rovio Entertainment Oyj
b
36,881
47,238 Tokmanni Group Corporation 1,107,073
30,012 Uponor Oyj 666,136
Total 12,321,620

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
France (6.1%)
76,827 Air Liquide SA $ 12,544,046
3,324 Albioma SA 162,906
102,646 BNP Paribas SA
a
6,254,173
1,553 Capgemini SA 264,053
17,935 CNP Assurances 340,172
22,083 Coface SA
a
243,993
164,085 Electricite de France
a
2,201,081
5,486 Gaztransport Et Technigaz SA 437,087
6,589 Hermes International 7,287,443
42,187 Ipsos SA 1,591,632
208,706 Legrand SA 19,413,601
6,103 LNA Sante 327,838
32,387 L'Oreal SA 12,406,897
8,139 LVMH Moet Hennessy Louis Vuitton
SE 5,436,477
18,151 Mercialys SA 199,855
3,408 Mersen
a
118,614
34,939 Metropole Television SA
a
746,160
199,640 Natixis
a
954,256
10,053 Nexans SA 889,526
14,317 Nexity SA 705,562
5,508 Quadient SAS 132,226
124,210 Rexel SA
a
2,458,638
833 Rubis SCA 39,422
1,276 Sartorius Stedim Biotech 525,138
171,203 Schneider Electric SE 26,080,330
69,486 Television Francaise 1 SA 631,899
274,246 Total SE 12,785,331
2,609 Trigano 487,649
Total 115,666,005
Germany (5.6%)
24,841 Aareal Bank AG 705,176
21,815 Aixtron SE
a
495,849
111,405 Allianz SE 28,336,534
199,161 Alstria Office REIT AG 3,218,721
23,021 Aurubis AG 1,907,910
2,958 Bechtle AG 554,909
742 Cewe Stiftung & Company KGaA 104,766
5,562 CompuGroup Medical SE and
Company KGaA 470,091
95,770 Daimler AG 8,547,479
44,265 Deutsche Boerse AG 7,355,493
210,018 Deutsche Pfandbriefbank AG
a,b
2,446,377
38,737 Deutsche Post AG 2,125,153
295,258 Deutsche Telekom AG 5,950,485
28,597 Deutsche Wohnen AG 1,334,010
8,337 ElringKlinger AG
a
122,410
22,828 Encavis AG 432,685
21,916 Gerresheimer AG 2,176,648
62,112 Infineon Technologies AG 2,642,726
28,751 Klockner & Company SE
a
362,091
21,548 LEG Immobilien AG 2,834,364
22,018 Merck KGaA 3,766,282
658 New Work SE 170,918
67,199 ProSiebenSat.1 Media AG 1,372,348
20,794 Rheinmetall AG 2,109,004
13,279 SAP SE 1,628,764
1,783 Sartorius Aktiengesellschaft 888,934
3,051 Sixt SE
a
403,436
4,668 Stroeer SE 380,339
83,210 Symrise AG 10,096,032
386,286 TAG Immobilien AG 11,026,171
39,407 Takkt AG
a
596,537
2,551 Vonovia SE 166,707
Shares Common Stock (91.9%) Value
Germany (5.6%) - continued
10,753 Wacker Chemie AG $ 1,529,839
Total 106,259,188
Greece (<0.1%)
11,273 Hellenic Telecommnications
Organization SA 180,880
21,327 Mytilineos SA 351,476
3,162 OPAP SA 42,718
838 Sarantis SA 8,510
Total 583,584
Hong Kong (1.3%)
825,271 AIA Group, Ltd. 10,098,652
100,000 CITIC, Ltd. 95,003
8,000 CLP Holdings, Ltd. 77,894
139,440 CSPC Pharmaceutical Group, Ltd. 169,531
97,000 Far East Horizon, Ltd. 116,538
1,056,000 Galaxy Entertainment Group, Ltd.
a
9,546,596
241,778 Hang Lung Group, Ltd. 612,884
22,200 Hong Kong Exchanges & Clearing,
Ltd. 1,317,035
120,000 Hysan Development Company, Ltd. 469,579
115,000 Luk Fook Holdings International,
Ltd. 317,194
126,000 Shanghai Industrial Holdings, Ltd. 188,334
55,000 Sun Hung Kai & Company, Ltd. 28,016
178,000 United Laboratories International
Holdings 131,840
1,280,000 Yuexiu Property Company, Ltd. 290,485
Total 23,459,581
Hungary (<0.1%)
2,262 OTP Bank Nyrt
a
96,693
2,567 Richter Gedeon Nyrt 75,683
Total 172,376
India (0.7%)
8,290 ACC, Ltd. 216,470
20,116 Adani Ports and Special Economic
Zone, Ltd.
a
193,699
40,685 Aditya Birla Capital, Ltd.
a
66,714
62,633 Amara Raja Batteries, Ltd. 733,458
93,754 Ambuja Cements, Ltd. 397,104
7,420 APL Apollo Tubes, Ltd.
a
142,585
4,106 Apollo Hospitals Enterprise, Ltd. 163,385
7,552 Aurobindo Pharma, Ltd. 91,264
20,035 Bajaj Auto, Ltd.
a
1,008,227
252 Blue Dart Express, Ltd.
a
19,271
27,084 Cipla, Ltd.
a
302,591
8,980 Cummins India, Ltd. 113,078
8,090 Cyient, Ltd.
a
71,851
1,210 Dixon Technologies, Ltd.
a
60,899
1,571 Dr. Lal PathLabs, Ltd.
b
58,244
1,417 Endurance Technologies, Ltd.
a,b
28,315
40,746 Glenmark Pharmaceuticals, Ltd. 259,736
9,423 Granules India, Ltd. 39,198
19,694 Graphite India, Ltd.
a
138,174
4,541 Gujarat Gas, Ltd. 34,202
81,594 HCL Technologies, Ltd. 1,099,737
3,043 HEG, Ltd.
a
61,129
29,549 Heidelberg Cement India, Ltd. 94,476
15,336 Hero Motocorp, Ltd. 613,172
5,200 Housing Development Finance
Corporation 178,669
96,581 Infosys, Ltd. ADR 1,807,996

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
India (0.7%) - continued
11,107 InterGlobe Aviation, Ltd.
a,b
$ 248,529
56,063 Jindal Saw, Ltd. 57,110
1,366 JK Cement, Ltd.
a
54,400
25,783 JSW Steel, Ltd. 166,024
4,709 Jubilant FoodWorks, Ltd.
a
188,097
1,996 Jubilant Pharmova, Ltd.
a
18,655
2,783 Kalpataru Power Transmission, Ltd. 14,380
1,162 L&T Technology Services, Ltd.
b
42,297
8,681 Laurus Labs, Ltd.
b
43,082
4,563 Mahanagar Gas, Ltd. 73,123
69,348 Motherson Sumi Systems, Ltd.
a
192,151
492,641 Oil and Natural Gas Corporation,
Ltd. 690,571
5,338 Persistent Systems, Ltd. 140,775
15,374 Piramal Enterprises, Ltd. 370,164
18,546 PNB Housing Finance, Ltd.
a,b
95,432
5,882 Polycab India, Ltd.
a
111,342
3,778 Prestige Estates Projects, Ltd.
a
15,858
19,529 Reliance Industries, Ltd. 536,974
1,149 Supreme Industries, Ltd. 32,156
15,689 Tata Consultancy Services, Ltd. 683,599
13,378 Tata Elxsi, Ltd. 493,816
6,172 Tech Mahindra, Ltd. 83,938
58,673 UPL, Ltd. 517,515
125,171 Wipro, Ltd. ADR 793,584
Total 13,657,216
Indonesia (<0.1%)
961,400 Mitra Adiperkasa Tbk PT
a
48,964
43,000 PT Charoen Pokphand Indonesia
Tbk 20,749
39,600 PT Indosat Tbk
a
17,153
294,700 PT Japfa Comfeed Indonesia Tbk 39,067
13,963 Telekomunikasi Indonesia Persero
Tbk PT ADR 330,085
Total 456,018
Ireland (<0.1%)
21,183 Glanbia plc 314,386
21,778 Grafton Group plc 307,392
Total 621,778
Isle of Man (0.3%)
217,542 Entain plc
a
4,549,415
Total 4,549,415
Israel (0.3%)
2,751 First International Bank of Israel,
Ltd.
a
76,684
74,029 Mizrahi Tefahot Bank, Ltd.
a
1,930,361
96,131 Plus500, Ltd. 1,855,673
7,658 Wix.com, Ltd.
a
2,138,267
Total 6,000,985
Italy (1.9%)
49,974 Amplifon SPA
a
1,859,572
51,189 Azimut Holding SPA 1,166,096
17,218 Banca Mediolanum SPA
a
162,423
53,916 Banco BPM SPA 153,795
23,662 Biesse SPA
a
678,325
8,006 Buzzi Unicem SPA 207,957
1,964 De'Longhi SPA 79,326
1,316,707 Enel SPA 13,097,800
281,900 Eni SPA 3,473,644
1,876 Gruppo MutuiOnline SPA 98,848
Shares Common Stock (91.9%) Value
Italy (1.9%) - continued
8,815 Hera SPA $ 33,801
15,204 Interpump Group SPA 766,278
359,694 Mediobanca SPA
a
3,985,873
65,666 Piaggio & C. SPA 249,194
160,595 Recordati SPA 8,636,743
10,011 Reply SPA 1,266,947
20,425 Unipol Gruppo SPA 113,770
Total 36,030,392
Japan (20.1%)
22,100 ABC-MART, Inc. 1,247,988
67 Activia Properties, Inc. 294,413
17,300 Advantest Corporation 1,519,497
4,700 Aichi Steel Corporation 157,924
110,600 Air Water, Inc. 1,940,317
68,900 Alps Electric Company, Ltd. 913,784
15,700 AOKI Holdings, Inc. 87,776
45,500 Arcs Company, Ltd. 984,696
12,300 ASAHI Company, Ltd. 178,412
66,300 Asahi Group Holdings, Ltd. 2,806,530
304,400 Astellas Pharmaceutical, Inc. 4,689,068
37,800 Autobacs Seven Company, Ltd. 513,274
22,800 Bandai Namco Holdings, Inc. 1,629,914
11,300 Bunka Shutter Company, Ltd. 107,722
5,200 Canon Electronics, Inc. 81,085
97,800 Canon, Inc. 2,223,386
1,500 Central Glass Company, Ltd. 31,975
55,600 Chiyoda Company, Ltd. 498,822
188,100 Chugai Pharmaceutical Company,
Ltd. 7,643,225
4,400 Cosmo Energy Holdings Company,
Ltd. 105,075
140,400 Daicel Corporation 1,081,788
4,000 Daido Steel Company, Ltd. 185,582
214,700 Daiichi Sankyo Company, Ltd. 6,264,039
17,400 Daikin Industries, Ltd. 3,517,563
1,000 Daito Trust Construction Company,
Ltd. 116,194
27 Daiwa Office Investment
Corporation 190,282
95,400 Dena Company, Ltd. 1,866,091
190,200 Denso Corporation 12,679,516
4,200 Dexerials Corporation 72,007
9,100 DIC Corporation 236,027
36,300 DIP Corporation 955,006
16,500 Doshisha Company, Ltd. 279,290
15,700 DOWA Holdings Company, Ltd. 655,085
1,700 Eagle Industry Company, Ltd. 18,337
53,000 Ebara Corporation 2,162,538
28,700 EDION Corporation 321,745
7,300 Eiken Chemical Company, Ltd. 142,852
29,600 EPS Holdings, Inc. 302,715
36,300 Exedy Corporation 550,029
5,000 FANUC Corporation 1,202,036
9,300 Fast Retailing Company, Ltd. 7,434,214
23,100 Ferrotec Holdings Corporation 464,192
77,200 Financial Products Group
Company, Ltd. 505,762
33 Frontier Real Estate Investment
Corporation 140,917
70,900 Fuji Soft, Inc. 3,680,660
3,400 Fujibo Holdings, Inc. 123,201
96,300 Fujikura, Ltd.
a
474,095
700 Fukuyama Transporting Company,
Ltd. 28,902

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Japan (20.1%) - continued
3,800 Furukawa Electric Company, Ltd. $ 102,221
57,600 Glory, Ltd. 1,241,150
12,500 GMO Internet, Inc. 359,519
114,900 Gree, Inc. 581,760
46,100 H.U. Group Holdings, Inc. 1,549,353
65 Hankyu REIT, Inc. 88,770
25,800 Hanwa Company, Ltd. 793,882
639 Heiwa Real Estate REIT, Inc. 898,439
12,000 Hikari Tsushin, Inc. 2,419,402
1,800 Hitachi Transport System, Ltd. 60,600
15,900 Hogy Medical Company, Ltd. 485,100
44,400 Hokuetsu Corporation 208,259
16,100 Hokuto Corporation 303,614
300 Horiba, Ltd. 18,984
89 Hoshino Resorts REIT, Inc. 514,381
18,600 Hosiden Corporation 194,665
40,300 Hoya Corporation 4,743,182
11,100 IDOM, Inc. 72,597
28,900 Iino Kaiun Kaisha, Ltd. 138,565
141,300 Inaba Denki Sangyo Company, Ltd. 3,414,916
8,600 Inabata & Company, Ltd. 129,007
1,179 Invesco Office J-Reit, Inc. 186,221
5,045 Invincible Investment Corporation 1,910,697
47,500 ITOCHU Techno-Solutions
Corporation 1,534,953
14,100 Itoham Yonekyu Holdings, Inc. 93,028
19,200 Izumi Company, Ltd. 753,944
2,100 Jaccs Company, Ltd. 43,135
3,200 JAFCO Company, Ltd. 191,121
15,000 Japan Aviation Electronics Industry,
Ltd. 244,191
3,711 Japan Hotel REIT Investment
Corporation 2,097,911
43 Japan Logistics Fund, Inc. 121,313
439,600 Japan Post Bank Company, Ltd. 4,227,311
33,300 Japan Post Holdings Company,
Ltd. 296,778
255 Japan Rental Housing Investments,
Inc. 250,440
1,148 Japan Retail Fund Investment
Corporation 1,176,094
470,800 Japan Tobacco, Inc. 9,044,260
24,300 JGC Corporation 298,719
117,400 Kamigumi Company, Ltd. 2,227,183
24,500 Kanematsu Corporation 329,463
3,400 Kanematsu Electronics, Ltd. 114,773
105,629 Kao Corporation 6,989,331
94,100 KDDI Corporation 2,899,286
384 Kenedix Retail REIT Corporation 933,894
29,200 Kewpie Corporation 664,157
25,900 Keyence Corporation 11,804,087
151,400 Kinden Corporation 2,581,597
6,700 Kintetsu World Express, Inc. 174,153
21,200 Kobe Bussan Company, Ltd. 568,420
57,800 Kobe Steel, Ltd. 391,812
34,500 Kokuyo Company, Ltd. 535,297
17,700 KOMEDA Holdings Company, Ltd. 322,837
350,100 Konica Minolta Holdings, Inc. 1,906,760
84,400 K's Holdings Corporation 1,161,840
12,100 Kureha Corporation 837,069
130,100 Kyoei Steel, Ltd. 1,952,580
6,900 Kyokuto Kaihatsu Kogyo Company,
Ltd. 103,233
10,500 Lasertec Corporation 1,386,645
11,200 Lintec Corporation 253,676
90,600 M3, Inc. 6,219,515
Shares Common Stock (91.9%) Value
Japan (20.1%) - continued
12,400 Mabuchi Motor Company, Ltd. $ 546,681
18,500 Macnica Fuji Electronics Holdings,
Inc. 370,682
49,100 Maeda Corporation 424,034
313,600 Marubeni Corporation 2,619,212
34,100 Marui Group Company, Ltd. 642,706
100 Marvelous, Inc. 779
28,900 Maxell Holdings, Ltd.
a
366,275
21,500 Ministop Company, Ltd. 283,335
21,900 MISUMI Group, Inc. 637,937
305,100 Mitsubishi Corporation 8,649,298
239,700 Mitsubishi Electric Corporation 3,663,348
41,300 Mitsubishi Materials Corporation 967,144
7,800 Mitsubishi Research Institute, Inc. 290,860
930,700 Mitsubishi UFJ Financial Group,
Inc. 4,976,724
379,800 Mitsubishi UFJ Lease & Finance
Company, Ltd. 2,295,870
50,600 Mitsuboshi Belting, Ltd. 815,527
466,500 Mitsui & Company, Ltd. 9,736,016
31,400 Mitsui Mining and Smelting
Company, Ltd. 1,092,681
10,600 Mitsui O.S.K. Lines, Ltd. 372,988
3,200 Mitsui Sugar Company, Ltd. 56,745
11,500 Modec, Inc. 235,861
492 Mori Hills REIT Investment
Corporation 682,209
23,800 MS and AD Insurance Group
Holdings, Inc. 700,101
13,500 Murata Manufacturing Company,
Ltd. 1,086,689
3,400 Nagase & Company, Ltd. 53,251
239,600 NEC Networks & System Integration
Corporation 4,226,908
155,700 NHK Spring Company, Ltd. 1,171,749
70,200 Nidec Corporation 8,559,334
7,000 Nihon M&A Center, Inc. 189,865
21,500 Nihon Unisys, Ltd. 664,916
28,600 Nikkon Holdings Company, Ltd. 575,428
150 Nippon Building Fund, Inc. 883,918
80,500 Nippon Electric Glass Company,
Ltd. 1,871,192
77,930 Nippon Light Metal Holdings
Company, Ltd. 1,564,916
119 Nippon REIT Investment
Corporation 454,799
358,300 Nippon Telegraph & Telephone
Corporation 9,244,828
3,000 Nissan Chemical Industries, Ltd. 160,507
443,605 Nissan Motor Company, Ltd.
a
2,478,267
27,800 Nisshin Oillio Group, Ltd. 819,870
3,300 Nitori Holdings Company, Ltd. 639,224
84,000 Nitto Kogyo Corporation 1,542,225
6,100 Nojima Corporation 155,351
16,900 NOK Corporation 230,189
5,400 OBIC Company, Ltd. 990,855
28,100 Okamura Corporation 330,287
4,377 Okinawa Electric Power Company,
Inc. 61,409
10,700 Open House Company, Ltd. 457,703
2,300 OPT Holdings, Inc. 41,761
29,800 Oracle Corporation Japan 2,917,282
316,400 ORIX Corporation 5,351,205
500 Osaka Soda Company, Ltd. 11,920
19,300 OUTSOURCING Inc. 313,186

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Japan (20.1%) - continued
13,600 Paramount Bed Holdings
Company, Ltd. $ 289,861
30,300 Pasona Group, Inc. 512,597
37,300 PLENUS Company, Ltd.
a
637,845
20,300 Prima Meat Packers, Ltd. 641,022
11,000 Proto Corporation 116,701
151,684 Recruit Holdings Company, Ltd. 7,448,627
368,400 Renesas Electronics Corporation
a
4,033,544
15,600 Resorttrust, Inc. 261,360
42,200 Rinnai Corporation 4,733,233
101,600 Riso Kyoiku Corporation, Ltd. 311,278
1,500 Rohm Company, Ltd. 147,111
1,300 Ryobi, Ltd. 19,574
30,300 Ryoyo Electro Corporation 732,185
400 S Foods, Inc. 13,704
2,100 Saizeriya Company, Ltd. 43,201
89,600 Sangetsu Company, Ltd. 1,360,968
13,000 Sankyu Inc. 571,990
7,900 Sanyo Special Steel Company,
Ltd.
a
116,776
15,600 Sato Holdings Corporation 407,351
50,100 Sawai Pharmaceutical Company,
Ltd.
d
2,412,178
11,800 SCREEN Holdings Company, Ltd. 1,044,707
50,100 Seino Holdings Company, Ltd. 699,076
5,400 SEIREN Company, Ltd. 95,204
76,200 Sekisui House, Ltd. 1,639,073
30,000 Senko Group Holdings Company,
Ltd. 284,413
96,300 Seven & I Holdings Company, Ltd. 3,888,730
40,000 Shin-Etsu Chemical Company, Ltd. 6,776,015
13,500 Shin-Etsu Polymer Company, Ltd. 121,199
32,500 Shinko Electric Industries
Company, Ltd. 1,011,485
8,100 SHO-BOND Holdings Company,
Ltd. 349,621
298,100 SKY Perfect JSAT Holdings, Inc. 1,326,570
41,800 Sodick Company, Ltd. 390,316
383,800 SoftBank Corporation 4,993,072
78,400 SoftBank Group Corporation 6,674,791
1,217,800 Sojitz Corporation 3,440,879
46,800 Sony Corporation 4,953,007
139 Star Asia Investment Corporation
REIT 66,235
29,300 Sugi Holdings Company, Ltd. 2,325,111
298,500 Sumitomo Corporation 4,272,029
640,200 Sumitomo Electric Industries, Ltd. 9,626,554
18,100 Sumitomo Heavy Industries, Ltd. 503,272
228,400 Sumitomo Mitsui Financial Group,
Inc. 8,278,884
32,000 Sumitomo Osaka Cement
Company, Ltd. 1,019,239
24,800 Sumitomo Rubber Industries, Ltd. 293,595
3,600 Sumitomo Seika Chemicals
Company, Ltd. 131,554
47,802 Sundrug Company, Ltd. 1,751,301
4,800 Sysmex Corporation 518,130
10,200 Taikisha, Ltd. 279,976
25,100 Taisei Corporation 968,391
25,100 Taiyo Holdings Company, Ltd. 1,370,896
12,100 Takara Standard Company, Ltd. 182,520
128,400 Takeda Pharmaceutical Company,
Ltd. 4,680,459
18,400 Tamura Corporation 85,263
27,700 Terumo Corporation 1,002,417
700 Toa Corporation 15,467
Shares Common Stock (91.9%) Value
Japan (20.1%) - continued
115,200 Toagosei Company, Ltd. $ 1,351,996
11,400 Tokai Rika Company, Ltd. 193,879
59,700 Tokio Marine Holdings, Inc. 2,841,190
19,900 Tokyo Electron, Ltd. 8,649,209
23,800 Tokyo Seimitsu Company, Ltd. 1,088,827
5,900 Tokyo Tatemono Company, Ltd. 89,951
18,900 Tokyotokeiba Company, Ltd. 956,152
54,900 Toppan Forms Company, Ltd. 555,305
11,500 Towa Pharmaceutical Company,
Ltd. 254,129
25,400 Toyo Tanso Company, Ltd. 493,538
6,700 Toyo Tire & Rubber Company, Ltd. 119,013
11,900 Toyobo Company, Ltd. 153,523
49,600 Toyota Motor Corporation 3,859,873
37,900 Transcosmos, Inc. 1,025,233
3,900 Trend Micro, Inc. 195,773
7,200 TS Tech Company, Ltd. 107,578
66,800 Tsubakimoto Chain Company 1,843,268
15,900 Tsukui Corporation 132,779
198,400 TV Asahi Holdings Corporation 3,739,033
7,400 UACJ Corporation
a
178,908
16,900 Ube Industries, Ltd. 360,563
13,900 Universal Entertainment
Corporation
a
339,530
116,800 Ushio, Inc. 1,544,155
48,200 USS Company, Ltd. 945,363
2,100 V Technology Company, Ltd. 103,780
23,300 Valor Company, Ltd. 524,572
13,500 Vector, Inc.
a
158,691
13,300 Wakita & Company, Ltd. 120,210
8,500 Yellow Hat, Ltd. 145,660
4,200 Yokohama Rubber Company, Ltd. 75,449
35,200 Yuasa Trading Company, Ltd. 994,839
20,400 ZIGExN Company, Ltd. 80,816
Total 379,021,027
Jersey (0.5%)
185,094 boohoo group plc
a
866,692
190,041 Experian plc 6,547,135
737,944 Man Group plc 1,637,593
Total 9,051,420
Luxembourg (0.7%)
6,505 Allegro.eu SA
a,b
91,568
29,275 APERAM 1,316,164
715,206 B&M European Value Retail SA 5,203,547
2,149 Eurofins Scientific SE
a
205,403
268,505 Tenaris SA ADR 6,092,378
Total 12,909,060
Malaysia (<0.1%)
6,600 AEON Credit Service (M) Berhad 19,566
82,727 Berjaya Sports Toto Berhad 42,088
42,500 Bursa Malaysia Berhad 91,740
124,100 Mah Sing Group Berhad 25,342
196,100 Serba Dinamik Holdings Berhad 80,488
17,200 TIME dotCom Berhad 59,318
175,800 V.S. Industry Berhad 121,241
52,400 Yinson Holdings Berhad 68,182
Total 507,965
Malta (0.1%)
1,581 Kambi Group plc
a
83,976

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Malta (0.1%) - continued
131,111 Kindred Group plc SDR
a
$ 2,303,879
Total 2,387,855
Mexico (0.1%)
19,182 America Movil SAB de CV ADR 260,492
1,335 Coca-Cola FEMSA SAB de CV ADR 61,677
41,600 Controladora Nemak, SAB de CV
a
5,210
25,800 Corporacion Inmobiliaria Vesta,
SAB de CV 54,025
20,700 Fibra Uno Administracion SA de CV 24,235
1,587 Fomento Economico Mexicano SAB
de CV ADR 119,549
2,545 Grupo Aeroportuario del Sureste,
SAB de CV
a
45,198
65,033 Grupo Financiero Banorte SAB de
CV ADR
a
366,695
22,900 Grupo Financiero Inbursa, SAB de
CV
a
20,738
63,800 Grupo Mexico, SAB de CV 336,300
2,265 Industrias Penoles, SAB de CV
a
29,232
33,000 Megacable Holdings SAB de CV 118,102
4,500 Regional SA
a
21,149
210,600 Wal-Mart de Mexico, SAB de CV 665,096
Total 2,127,698
Netherlands (4.9%)
107,251 Aalberts NV 5,424,087
37,089 AerCap Holdings NV
a
2,178,608
7,983 Arcadis NV 325,003
49,624 ASML Holding NV 30,447,869
7,997 Basic-Fit NV
a,b
307,365
29,780 BE Semiconductor Industries NV 2,487,615
9,541 Brunel International NV 123,025
118,900 Euronext NV
b
11,967,294
34,722 Ferrari NV 7,263,296
44,437 Flow Traders
b
1,858,294
80,507 ForFarmers BV 555,187
328,148 ING Groep NV 4,008,043
102,084 Koninklijke DSM NV 17,258,208
9,351 RHI Magnesita NV 543,694
41,932 Signify NV
a,b
2,156,704
78 TKH Group NV 3,734
88,213 Unilever NV 4,922,044
5,118 Van Lanschot Kempen NV 143,129
3,065 Yandex NV
a
199,435
Total 92,172,634
New Zealand (0.4%)
200,798 Contact Energy, Ltd. 985,179
195,916 Meridian Energy, Ltd. 738,571
99,862 Spark New Zealand, Ltd. 312,784
56,757 Xero, Ltd.
a
5,493,274
Total 7,529,808
Norway (1.2%)
653,582 DnB ASA 13,936,283
262,090 Equinor ASA 5,115,930
157,914 Europris ASA
b
946,202
20,335 Kongsberg Gruppen ASA 466,688
33,804 Orkla ASA 331,517
5,463 Selvaag Bolig ASA 40,303
40,932 SpareBank 1 SMN 514,687
4,742 TGS Nopec Geophysical Company
ASA 75,373
26,515 Veidekke ASA 368,081
Shares Common Stock (91.9%) Value
Norway (1.2%) - continued
61,605 Wallenius Wilhelmsen ASA $ 200,080
23,721 Yara International ASA 1,235,734
Total 23,230,878
Peru (<0.1%)
12,993 Cia de Minas Buenaventura SA
ADR
a
130,320
Total 130,320
Philippines (<0.1%)
2,235 Globe Telecom, Inc. 86,664
28,100 Jollibee Foods Corporation 102,534
15,160 Manila Electric Company 84,995
102,000 Puregold Price Club, Inc. 82,671
Total 356,864
Poland (0.1%)
23,868 Asseco Poland SA 408,121
282 Bank Handlowy w Warszawie SA
a
2,797
3,608 Bank Pekao SA
a
64,376
2,329 CCC Spolka Akcyjna
a
53,788
2,363 CD Projekt SA 114,321
11,049 Cyfrowy Polsat SA 82,646
3,351 Jastrzebska Spolka Weglowa SA
a
25,057
1,127 KGHM Polska Miedz SA
a
54,147
245 Mercator Medical Spolka Akcyjna 21,513
18,000 Powszechna Kasa Oszczednosci
Bank Polski SA
a
148,947
Total 975,713
Russian Federation (0.2%)
79,510 Alrosa PJSC 111,276
68,336 Gazprom PJSC ADR 407,024
5,220 Lukoil ADR 421,826
13,838 M.Video PJSC 133,161
2,255 Magnit OJSC GDR 33,806
4,726 Mechel PJSC ADR
a
8,176
6,641 MMC Norilsk Nickel PJSC ADR 206,962
859 Novatek PJSC GDR 169,581
1,485 Novolipetsk Steel OJSC GDR 47,326
167 PAO Transneft 323,536
31,220 PJSC Rostelecom 44,472
53,109 Rosneft Oil Company PJSC GDR 401,332
335,900 Sberbank of Russia PJSC 1,288,819
13,796 Severstal PJSC 280,845
553,400 Surgutneftegas PJSC 307,200
52,394 Surgutneftegas PJSC ADR 235,119
Total 4,420,461
Saudi Arabia (0.2%)
1,070 Abdullah Al Othaim Markets
Company 36,063
2,443 Advanced Petrochemical Company 47,576
31,837 Al Rajhi Bank 839,094
6,988 Arab National Bank 38,984
14,537 Arabian Cement Company 168,616
18,696 Arriyadh Development Company 108,777
5,537 Aseer Trading, Tourism and
Manufacturing Company
a
36,113
8,509 Banque Saudi Fransi 75,806
9,861 Eastern Province Cement Company 136,465
7,166 Jarir Marketing Company 347,762
5,861 Najran Cement Company 35,913
43,925 National Commercial Bank 622,466
1,846 National Medical Care Company 26,383

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Saudi Arabia (0.2%) - continued
3,451 Qassim Cement Company $ 78,308
61,209 Riyad Bank 366,469
7,477 Sahara International Petrochemical
Company 44,111
19,794 Saudi Arabian Oil Company
b
190,007
16,269 Saudi Basic Industries Corporation 509,777
20,058 Saudi British Bank 140,930
9,207 Saudi Industrial Investment Group
Company 79,905
4,356 Saudi Industrial Services Company 44,694
4,225 Saudi Telecom Company 142,941
5,629 Southern Province Cement
Company 132,083
9,520 United International Transportation
Company 111,439
10,025 Yanbu Cement Company 115,345
Total 4,476,027
Singapore (1.2%)
2,092,900 Ascendas REIT 4,754,256
2,286 China Yuchai International, Ltd. 35,387
654,200 DBS Group Holdings, Ltd. 14,026,958
182,000 Fortune Real Estate Investment
Trust
a
174,782
19,000 Parkway Life REIT 57,673
143,600 Wing Tai Holdings, Ltd. 205,052
1,978,000 Yangzijiang Shipbuilding Holdings,
Ltd. 1,887,235
585,500 Yanlord Land Group, Ltd. 541,026
Total 21,682,369
South Africa (0.3%)
47,588 AECI, Ltd. 333,279
3,088 African Rainbow Minerals, Ltd. 57,997
1,777 Anglo American Platinum, Ltd. 259,168
3,666 AngloGold Ashanti, Ltd. ADR 80,542
25,466 Barloworld, Ltd.
a
155,747
740 Capitec Bank Holdings, Ltd.
a
71,138
3,467 Clicks Group, Ltd. 56,468
44,724 DataTec, Ltd.
a
78,742
46,439 FirstRand, Ltd. 162,291
9,139 Gold Fields, Ltd. ADR 86,729
2,362 Harmony Gold Mining Company,
Ltd. ADR
a
10,298
13,397 Impala Platinum Holdings, Ltd. 247,329
14,385 Investec, Ltd. 42,271
4,416 Kumba Iron Ore, Ltd. 181,861
109,278 Momentum Metropolitan Holdings 128,898
11,845 Motus Holdings, Ltd. 69,088
7,448 Mr Price Group, Ltd. 97,558
22,579 MTN Group, Ltd. 132,617
11,561 MultiChoice Group, Ltd. 100,681
7,998 Naspers, Ltd. 1,915,605
63,026 Ninety One, Ltd. 204,962
3,341 Northam Platinum, Ltd.
a
58,048
19,308 Old Mutual, Ltd. 16,522
10,226 Pick n Pay Stores, Ltd. 37,221
9,484 Sasol, Ltd.
a
137,038
8,808 Shoprite Holdings, Ltd. 93,700
46,837 Sibanye Stillwater, Ltd. 208,509
6,565 Spar Group, Ltd. 84,429
16,631 Standard Bank Group 141,194
14,782 Telkom SA SOC, Ltd. 42,377
Total 5,292,307
Shares Common Stock (91.9%) Value
South Korea (1.0%)
1,132 Binggrae Company, Ltd. $ 59,965
10,957 Cheil Worldwide, Inc. 206,371
4,289 Chong Kun Dang Pharmaceutical
Corporation 526,405
5,915 Daou Technology, Inc. 142,164
1,505 DB HiTek Company, Ltd. 75,260
8,319 DongKook Pharmaceutical
Company, Ltd. 206,353
2,025 Green Cross Holdings Corporation 62,740
2,556 Hancom, Inc.
a
40,060
2,698 Hankook Tire & Technology
Company, Ltd. 117,433
2,338 Hansol Chemical Company, Ltd. 500,479
328 Hanwha Aerospace Company, Ltd. 11,929
132,610 Hanwha Life Insurance
Corporation, Ltd. 375,687
162 Hugel, Inc.
a
25,623
758 Hyundai Glovis Company, Ltd. 126,287
3,923 Hyundai Green Food Company,
Ltd. 36,675
258 Hyundai Home Shopping Network
Corporation 18,492
550 Hyundai Motor Company 106,594
552 IS Dongseo Company, Ltd. 27,739
14,427 JB Financial Group Corporation,
Ltd. 83,539
8,763 Kia Motors Corporation 644,117
445 Korea Electric Terminal Company,
Ltd. 28,468
1,293 Korea Investment Holdings
Company, Ltd. 98,236
13 Korea Petrochemical Industrial
Company, Ltd. 3,760
466 Korea Zinc Company, Ltd. 168,730
1,159 LG Chem, Ltd. 829,407
800 LG Electronics, Inc. 106,804
9,100 LG International Corporation 257,334
5,168 LS Electric Company, Ltd. 279,324
450 Medy-Tox, Inc. 75,489
6,062 Meritz Fire & Marine Insurance
Company, Ltd. 103,808
15,986 Mirae Asset Daewoo Company,
Ltd. 139,841
877 NAVER Corporation 293,622
1,252 NCSoft Corporation 967,725
1,776 Poongsan Corporation 52,845
3,908 POSCO 1,107,356
33 S-1 Corporation 2,382
1,985 Samsung Electro-Mechanics
Company, Ltd. 331,329
90,362 Samsung Electronics Company,
Ltd. 6,537,205
596 Samsung SDI Company, Ltd. 350,461
18,428 Samsung Securities Corporation,
Ltd. 645,071
706 Sebang Global Battery Company,
Ltd. 48,859
4,878 Sillicon Works Company, Ltd. 327,854
2,156 SK Holdings Company, Ltd. 540,473
14,692 SK Hynix, Inc. 1,734,563
234 Taekwang Industrial Corporation,
Ltd. 190,658
251 UNID Company, Ltd. 15,023
Total 18,630,539

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Spain (1.4%)
147,178 Acerinox SA $ 1,927,866
92,099 Applus Services SA
a
956,384
722,053 Banco Bilbao Vizcaya Argentaria
SA 3,762,746
849,302 Banco Santander SA
a
2,896,815
210,490 Bankinter SA 1,464,810
111,740 CIA De Distribucion Integral 2,217,130
72,206 Enagas SA 1,571,993
6,730 Endesa SA 178,361
22,502 Gestamp Automocion SA
a,b
114,263
76,495 Iberdrola SA 987,319
164,856 Industria de Diseno Textil SA 5,446,855
8,997 Let's GOWEX SA
a,d,e
1
353,974 Liberbank SA
a
126,852
568,073 Mediaset Espana Comunicacion
SA
a
3,374,210
9,850 Pharma Mar SA 1,145,332
9,487 Viscofan SA 655,739
Total 26,826,676
Sweden (4.2%)
282,785 AB Industrivarden, Class C
a
9,924,013
194,262 Arjo AB 1,446,256
107,554 Assa Abloy AB 3,095,447
302,534 Atlas Copco AB, Class A 18,444,666
91,245 Atlas Copco AB, Class B 4,755,456
203,195 Betsson AB 1,884,981
4,747 Bilia AB
a
70,268
55,872 Biotage AB
a
984,871
30,511 Boozt AB
a,b
634,888
108,528 Castellum AB 2,394,772
105,233 Dometic Group AB
a,b
1,529,617
3,225 Dustin Group AB
b
32,929
33,252 Evolution Gaming Group AB
b
4,896,857
5,743 Fabege AB 77,463
9,784 Getinge AB 271,730
351,843 Granges AB
a
4,574,951
472,025 Hexpol AB 5,330,304
20,855 Holmen AB 915,487
400,674 Husqvarna AB 5,776,369
59,896 Inwido AB
a
987,979
37,286 Kinnevik AB 1,812,176
16,715 L E Lundbergforetagen AB
a
912,887
221,202 LeoVegas AB
b
1,297,085
32,280 Lindab International AB 653,127
35,401 Nobia AB
a
270,027
201,936 Nobina AB
a,b
1,693,717
181 Nolato AB
a
16,118
27,743 Nordic Entertainment Group AB
a
1,233,680
37,023 Resurs Holding AB
b
202,519
68,556 SSAB AB 362,510
74,001 Thule Group AB
a,b
3,217,084
13,384 Trelleborg AB 340,400
Total 80,040,634
Switzerland (7.8%)
195 Allreal Holding AG 39,283
4,906 ALSO Holding AG 1,410,298
12,696 Ascom Holding AG
a
195,226
3,061 Bachem Holding AG 1,310,656
62,099 Baloise Holding AG 10,560,046
17 Belimo Holding AG 137,444
1,837 Bucher Industries AG 936,077
2 Chocoladefabriken Lindt and
Spruengli AG 182,738
Shares Common Stock (91.9%) Value
Switzerland (7.8%) - continued
1,314 EMS-CHEMIE Holding AG $ 1,173,818
225,513 Ferrexpo plc 1,164,464
193 Forbo Holding AG 350,336
167 Gurit Holding AG 423,609
13,204 Huber & Suhner AG 1,023,137
6 Inficon Holding AG 6,308
205 Interroll Holding AG 725,293
562 Lindt & Spruengli AG 4,895,694
7,674 Lonza Group AG 4,292,064
236,216 Nestle SA 26,332,507
365,787 Novartis AG 31,267,735
42,172 OC Oerlikon Corporation AG 488,081
7,962 Partners Group Holding AG 10,174,846
78,447 PSP Swiss Property AG 9,557,043
8,098 Roche Holding AG 2,623,294
554 SGS SA 1,574,135
40,303 Sika AG 11,524,821
33,487 Sonova Holding AG
a
8,876,571
14,451 Swiss Life Holding AG 7,101,751
19,982 Tecan Group AG 8,864,812
1,985 Vontobel Holding AG 151,504
2,552 Zehnder Group AG 203,463
Total 147,567,054
Taiwan (1.0%)
204,000 Capital Securities Corporation 111,926
13,000 Chicony Electronics Company, Ltd. 46,406
2,404,000 China Development Financial
Holding Corporation 886,798
98,000 Compal Electronics, Inc. 92,013
465,000 CTBC Financial Holding Company,
Ltd. 360,867
143,000 Delta Electronics, Inc. 1,458,400
22,000 Feng Hsin Iron & Steel Company,
Ltd. 55,024
364,000 Fubon Financial Holding Company,
Ltd. 726,369
23,000 Greatek Electronics, Inc. 57,421
6,000 Holtek Semiconductor, Inc. 19,726
12,000 Hon Hai Precision Industry
Company, Ltd. 52,641
50,000 Huaku Development Company, Ltd. 163,631
346,566 IBF Financial Holdings Company,
Ltd. 205,359
108,000 King Yuan Electronics Company,
Ltd. 156,835
11,000 King's Town Bank Company, Ltd. 15,202
70,354 Makalot Industrial Company, Ltd. 607,797
2,000 MediaTek, Inc. 68,794
31,000 Namchow Holdings Company, Ltd. 51,695
20,000 Nantex Industry Company, Ltd. 77,028
24,000 President Securities Corporation 19,804
64,000 SerComm Corporation 166,685
156,000 Shinkong Synthetic Fibers
Corporation 95,769
224,645 Sigurd Microelectronics
Corporation 414,103
39,000 Sinbon Electronics Company, Ltd. 362,440
19,000 Sitronix Technology Corporation 160,693
14,000 Sunonwealth Electric Machine
Industry Company, Ltd. 26,077
51,000 Syncmold Enterprise Corporation 156,687
52,000 Systex Corporation 160,038
517,737 Taichung Commercial Bank
Company, Ltd. 208,670

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
Taiwan (1.0%) - continued
22,000 Taiwan Paiho, Ltd. $ 62,858
484,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 10,203,504
108,000 Topco Scientific Company, Ltd. 518,817
17,000 Transcend Information, Inc. 38,964
105,000 Tung Ho Steel Enterprise
Corporation 163,821
637,000 United Microelectronics
Corporation 1,142,561
74,000 USI Corporation 66,244
26,000 Wah Lee Industrial Corporation 74,972
Total 19,256,639
Thailand (0.1%)
24,700 Advanced Info Service Public
Company, Ltd. NVDR 137,375
5,800 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 39,877
239,400 AP (Thailand) Public Company, Ltd.
NVDR 63,003
54,300 Bangkok Bank Public Company,
Ltd. NVDR 219,525
84,100 Com7 Public Company, Ltd. NVDR 172,961
116,600 Eastern Polymer Group Public
Company, Ltd. NVDR 38,092
130,000 Intouch Holdings Public Company,
Ltd. NVDR 241,967
110,000 Kasikornbank pcl NVDR 511,425
161,700 Ratchthani Leasing Public
Company, Ltd. NVDR 23,426
196,000 Thai Vegetable Oil Public
Company, Ltd. NVDR 199,478
Total 1,647,129
Turkey (<0.1%)
31,129 Anadolu Efes Biracilik ve Malt
Sanayii AS 79,575
3,118 Ford Otomotiv Sanayi AS 72,992
49,371 Haci Omer Sabanci Holding AS 51,568
13,412 Is Yatirim Menkul Degerler AS 25,523
1,466 Koza Altin Isletmeleri AS
a
21,170
24,442 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
41,408
5,549 Migros Ticaret AS
a
23,564
12,654 Selcuk Ecza Deposu Ticaret ve
Sanayi AS 16,106
36,400 TAV Havalimanlari Holding AS
a
90,010
3,289 Turkcell Iletisim Hizmetleri AS ADR 15,360
58,625 Turkiye Garanti Bankasi AS
a
47,498
6,696 Vestel Elektronik Sanayi ve Ticaret
AS 30,514
Total 515,288
United Kingdom (8.4%)
1,599,185 Auto Trader Group plc
a,b
12,227,476
4,984 Bank of Georgia Group plc
a
75,579
1,565 Bellway plc 73,403
1,786,037 BP plc 7,254,841
199,153 British American Tobacco plc 7,569,936
38,578 Central Asia Metals plc 132,960
408,126 Cineworld Group plc
a,c
542,540
29,750 CMC Markets plc
b
198,095
30,203 Computacenter plc 986,688
20,834 Crest Nicholson Holdings plc
a
116,961
53,744 Croda International plc 4,702,425
Shares Common Stock (91.9%) Value
United Kingdom (8.4%) - continued
17,922 Dechra Pharmaceuticals plc $ 847,464
290,937 Diageo plc 11,952,192
267,294 Eurasia Mining plc
a
110,179
136,507 FirstGroup plc
a
173,228
2,064 Frasers Group plc
a
13,105
8,742 Games Workshop Group plc 1,201,058
21,873 Gamesys Group plc 582,580
1,027 GB Group plc 12,006
8,249 Genus plc 552,391
3,232 Go-Ahead Group plc
a
60,552
178,907 Grainger plc 657,905
119,928 Halfords Group plc
a
628,268
565,979 Halma plc 18,517,053
5,578 Hill & Smith Holdings plc 113,172
109,707 Howden Joinery Group plc 1,108,554
669,285 HSBC Holdings plc 3,901,065
140,888 IG Group Holdings plc 1,749,484
47,989 IMI plc 882,183
173,198 Inchcape plc
a
1,796,941
58,455 InterContinental Hotels Group plc
a
4,019,934
102,426 Intermediate Capital Group plc 2,600,544
1,467,140 ITV plc 2,428,741
18,600 JD Sports Fashion plc
a
211,442
27,766 Jet2 plc
a
485,370
204,379 John Wood Group plc
a
761,983
49,783 Just Group plc
a
69,285
25,511 Kainos Group plc 524,731
50,683 LondonMetric Property plc 149,224
24,264 Marshalls plc
a
228,929
33,641 Marston's plc
a
45,610
715,178 Moneysupermarket.com Group plc 2,629,385
15,934 Morgan Sindall Group plc 387,817
26,248 Next plc
a
2,844,830
79,628 OSB Group plc
a
467,741
392,897 PageGroup plc
a
2,548,859
183,458 Paragon Banking Group plc 1,157,395
54,312 Pennon Group plc 729,834
161,274 Playtech plc
a
982,652
3,987 Provident Financial plc 11,928
89,894 Redde Northgate plc 381,907
648,734 RELX plc 16,270,846
1,580 Renishaw plc 139,501
10,074 Rightmove plc
a
80,841
53,360 Rio Tinto plc 4,070,757
459,655 Royal Dutch Shell plc, Class A 8,935,262
741,648 Royal Dutch Shell plc, Class B 13,651,921
75,723 Safestore Holdings plc 830,440
56,585 Savills plc 891,070
10,654 Softcat plc 266,288
29,997 Spirax-Sarco Engineering plc 4,713,097
221,113 Spirent Communications plc 726,867
61,320 St. James's Place plc 1,076,558
138,611 Stagecoach Group plc
a
192,047
194,626 Tate & Lyle plc 2,053,272
946 Travis Perkins plc 20,114
583,097 Tritax Big Box REIT plc 1,442,919
8,976 Vesuvius plc 66,736
160,812 Virgin Money UK plc
a
422,029
5,916 Vistry Group plc 88,840
Total 158,347,830

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (91.9%) Value
United States (0.1%)
23,842 Yum China Holding, Inc. $ 1,411,685
Total 1,411,685
Total Common Stock
(cost $1,499,942,027) 1,737,247,571
Shares Preferred Stock ( 0.2% )
Brazil (<0.1%)
12,900 Bradespar SA 157,106
Total 157,106
Germany (0.1%)
3,490 Sixt SE 272,830
4,481 Volkswagen AG 1,254,329
Total 1,527,159
South Korea (0.1%)
909 LG Chem, Ltd. 310,983
23,917 Samsung Electronics Company,
Ltd. 1,549,061
Total 1,860,044
Total Preferred Stock
(cost $1,851,546) 3,544,309
Shares
Collateral Held for Securities
Loaned ( <0.1% )
2,243,200 Thrivent Cash Management Trust 2,243,200
Total Collateral Held for
Securities Loaned
(cost $2,243,200) 2,243,200
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
312,675
7,010,000 6.000%,  5/16/2024
f
304,935
1,326,000 6.000%,  11/15/2026
f
57,681
1,410,000 5.375%,  4/12/2027
f
61,335
210,000 5.500%,  4/12/2037
f
9,135
Total 745,761
Total Long-Term Fixed Income
(cost $7,583,707) 745,761
Shares or
Principal
Amount Short-Term Investments ( 7.0% )
Federal Home Loan Bank Discount
Notes
2,500,000 0.082%,  4/7/2021
g,h
2,500,000
100,000 0.050%,  4/8/2021
g,h
100,000
1,200,000 0.080%,  4/14/2021
g,h
1,200,000
100,000 0.080%,  4/21/2021
g,h
100,000
2,700,000 0.040%,  5/4/2021
g,h
2,699,975
500,000 0.030%,  5/18/2021
g,h
499,994
400,000 0.035%,  6/2/2021
g,h
399,986
6,900,000 0.016%,  6/16/2021
g,h
6,899,709
1,200,000 0.010%,  6/21/2021
g,h
1,199,946
7,500,000 0.015%,  6/23/2021
g,h
7,499,654
Federal National Mortgage
Association Discount Notes
100,000 0.010%,  6/16/2021
g,h
99,996
Shares or
Principal
Amount Short-Term Investments (7.0%) Value
Thrivent Core Short-Term Reserve
Fund
10,820,809 0.180% $ 108,208,088
Total Short-Term Investments
(cost $131,281,260) 131,407,348
Total Investments (cost
$1,642,901,740) 99.2% $1,875,188,189
Other Assets and Liabilities,
Net 0.8% 16,050,843
Total Net Assets 100.0% $1,891,239,032
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $57,989,266 or 3.1% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 1,589,272
Total lending $1,589,272
Gross amount payable upon return of
collateral for securities loaned $2,243,200
Net amounts due to counterparty
$653,928
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SDR - Swedish Depository Receipt

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 95,277,560 2,969,986 92,307,573 1
Consumer Discretionary 219,376,279 15,493,512 203,882,767 –
Consumer Staples 135,628,004 390,464 135,237,540 –
Energy 84,130,456 6,859,123 77,271,333 –
Financials^ 319,769,349 1,454,197 318,315,152 0
Health Care 157,495,399 – 155,083,221 2,412,178
Industrials 284,845,918 2,246,109 282,599,809 –
Information Technology 212,491,733 21,158,397 191,333,336 –
Materials 133,486,770 1,242,679 132,244,091 –
Real Estate 66,723,411 – 66,723,411 –
Utilities 28,022,692 42,834 27,979,858 –
Preferred Stock
Consumer Discretionary 1,254,329 – 1,254,329 –
Financials 157,106 – 157,106 –
Industrials 272,830 – 272,830 –
Information Technology 1,549,061 – 1,549,061 –
Materials 310,983 – 310,983 –
Long-Term Fixed Income
Energy 745,761 – 745,761 –
Short-Term Investments 23,199,260 – 23,199,260 –
Subtotal Investments in Securities $1,764,736,901 $51,857,301 $1,710,467,421 $2,412,179
Other Investments  * Total
Affiliated Short-Term Investments 108,208,088
Collateral Held for Securities Loaned 2,243,200
Subtotal Other Investments $110,451,288
Total Investments at Value $1,875,188,189
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 528,540 528,540 – –
Total Asset Derivatives $528,540 $528,540 $– $–
The following table presents International Allocation Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$23,199,260 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 1,141 June 2021 $ 124,525,060 $ 528,540
Total Futures Long Contracts $ 124,525,060 $ 528,540
Total Futures Contracts $ 124,525,060 $528,540

International Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $114,217 $77,709 $83,718 $108,208 10,821 5.7%
Total Affiliated Short-Term Investments 114,217 108,208 5.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,000 31,013 34,770 2,243 2,243 <0.1
Total Collateral Held for Securities Loaned 6,000 2,243 <0.1
Total Value $120,217 $110,451
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $0 $0 – $50
Total Income/Non Income Cash from Affiliated
Investments $50
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $0 $0 $–

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.6% ) Value
Australia (6.5%)
1,855 Afterpay, Ltd.
a
$ 144,883
5,437 AGL Energy, Ltd. 39,969
29,985 AMP, Ltd. 28,910
2,179 Ampol, Ltd. 40,792
10,295 APA Group 78,608
5,014 Aristocrat Leisure, Ltd. 131,545
1,689 ASX, Ltd. 91,425
16,375 Aurizon Holdings, Ltd. 48,662
16,340 AusNet Services, Ltd. 22,839
24,746 Australia and New Zealand
Banking Group, Ltd. 531,308
25,652 BHP Group, Ltd. 889,852
4,386 BlueScope Steel, Ltd. 64,723
12,886 Brambles, Ltd. 103,947
814 CIMIC Group, Ltd.
a
10,901
4,422 Coca-Cola Amatil, Ltd. 45,220
574 Cochlear, Ltd. 92,331
11,639 Coles Group, Ltd. 141,932
15,446 Commonwealth Bank of Australia 1,013,485
4,247 Computershare, Ltd. 48,732
482 Computershare, Ltd., Rights
a
557
3,243 Crown Resorts, Ltd.
a
29,070
3,965 CSL, Ltd. 801,341
9,521 DEXUS Property Group 70,795
14,161 Evolution Mining, Ltd. 44,117
14,776 Fortescue Metals Group, Ltd. 225,195
14,479 Goodman Group 199,931
16,996 GPT Group 59,622
21,288 Insurance Australia Group, Ltd. 75,835
6,005 Lendlease Corporation, Ltd. 59,206
2,997 Macquarie Group, Ltd. 349,386
1,122 Magellan Financial Group, Ltd. 38,727
24,029 Medibank Private, Ltd. 51,218
34,352 Mirvac Group 65,530
28,651 National Australia Bank, Ltd. 567,648
7,120 Newcrest Mining, Ltd. 134,510
9,592 Northern Star Resources, Ltd. 69,482
3,541 Orica, Ltd. 37,643
15,367 Origin Energy, Ltd. 55,056
8,064 Qantas Airways, Ltd.
a
31,297
12,819 QBE Insurance Group, Ltd. 93,880
1,598 Ramsay Health Care, Ltd. 81,619
460 REA Group, Ltd. 49,778
3,239 Rio Tinto, Ltd. 273,751
15,449 Santos, Ltd. 83,620
45,287 Scentre Group 97,507
2,926 SEEK, Ltd.
a
63,777
3,949 Sonic Healthcare, Ltd. 105,602
42,285 South32, Ltd. 90,750
20,809 Stockland 69,854
11,165 Suncorp Group, Ltd. 84,118
11,538 Sydney Airport, Ltd.
a
54,520
19,307 Tabcorp Holdings, Ltd. 68,980
36,320 Telstra Corporation, Ltd. 94,045
3,112 TPG Telecom, Ltd. 15,035
23,874 Transurban Group
a
242,708
6,291 Treasury Wine Estates, Ltd. 49,586
33,762 Vicinity Centres 42,680
938 Washington H. Soul Pattinson and
Company, Ltd. 22,581
9,873 Wesfarmers, Ltd. 396,486
31,450 Westpac Banking Corporation 583,364
1,271 Wisetech Global, Ltd. 28,282
8,379 Woodside Petroleum, Ltd. 153,150
Shares Common Stock (94.6%) Value
Australia (6.5%) - continued
11,021 Woolworths, Ltd. $ 343,241
Total 9,725,144
Austria (0.2%)
2,438 Erste Group Bank AG
a
82,596
1,285 OMV AG 65,121
1,289 Raiffeisen Bank International AG
a
28,297
594 Verbund AG 43,148
1,011 Voestalpine AG 41,868
Total 261,030
Belgium (0.8%)
1,528 Ageas SA NV 92,270
6,635 Anheuser-Busch InBev NV 417,096
464 Colruyt SA 27,663
269 Elia System Operator SA 29,625
370 Galapagos NV
a
28,551
986 Groupe Bruxelles Lambert SA 101,998
2,180 KBC Groep NV 158,621
1,325 Proximus SA 28,829
134 Sofina SA 45,303
647 Solvay SA 80,523
1,103 UCB SA 104,856
1,720 Umicore SA 91,254
Total 1,206,589
Bermuda (0.2%)
6,000 CK Infrastructure Holdings, Ltd. 35,770
10,200 Hongkong Land Holdings, Ltd. 50,166
1,900 Jardine Matheson Holdings, Ltd. 124,241
1,900 Jardine Strategic Holdings, Ltd. 62,778
Total 272,955
Cayman Islands (0.3%)
2,700 ASM Pacific Technology, Ltd. 34,554
15,000 Budweiser Brewing Company
APAC, Ltd.
b
44,900
16,000 ESR Cayman, Ltd.
a,b
52,623
1,869 Melco Resorts & Entertainment.
Ltd. ADR
a
37,212
21,200 Sands China, Ltd.
a
106,257
83,500 WH Group, Ltd.
b
67,838
15,000 Wharf Real Estate Investment
Company, Ltd. 84,351
13,600 Wynn Macau, Ltd.
a
26,459
Total 454,194
Denmark (2.3%)
28 A.P. Moller - Maersk AS, Class A 60,930
53 A.P. Moller - Maersk AS, Class B 123,040
1,426 Ambu AS 66,969
899 Carlsberg AS 137,870
920 Christian Hansen Holding AS
a
83,568
1,037 Coloplast AS 155,910
6,018 Danske Bank AS 112,581
943 Demant AS
a
39,918
1,806 DSV AS 354,235
571 Genmab AS
a
187,798
1,117 GN Store Nord AS 87,918
607 H. Lundbeck AS 20,727
14,994 Novo Nordisk AS 1,010,350
1,816 Novozymes AS 116,200
1,651 Orsted AS
b
266,579
873 Pandora AS
a
93,367
70 Rockwool International AS 29,463

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Denmark (2.3%) - continued
2,855 TRYG AS $ 67,289
1,718 Vestas Wind Systems AS 354,401
Total 3,369,113
Finland (1.1%)
1,241 Elisa Oyj 74,440
3,875 Fortum Oyj 103,498
2,383 Kesko Oyj 72,878
2,966 KONE Oyj 242,430
3,691 Neste Oil Oyj 196,014
49,332 Nokia Oyj
a
197,015
28,269 Nordea Bank Abp 278,739
924 Orion Oyj 37,022
4,110 Sampo Oyj 185,321
5,076 Stora Enso Oyj 94,693
4,657 UPM-Kymmene Oyj 167,363
3,872 Wartsila Corporation 40,590
Total 1,690,003
France (9.7%)
1,589 Accor SA
a
59,867
259 Aeroports de Paris SA
a
30,899
4,124 Air Liquide SA 673,352
2,312 Alstom SA
a
115,200
529 Amundi SA
b
42,279
603 Arkema SA 73,027
864 AtoS
a
67,362
16,843 AXA SA 452,139
361 bioMerieux 45,926
9,795 BNP Paribas SA
a
596,805
7,697 Bollore SA 37,145
1,990 Bouygues SA 79,709
2,563 Bureau Veritas SA
a
72,935
1,405 Capgemini SA 238,889
5,350 Carrefour SA 96,866
1,475 Cie Generale des Etablissements
Michelin 220,912
1,495 CNP Assurances 28,356
4,431 Compagnie de Saint-Gobain
a
261,658
453 Covivio 38,744
10,068 Credit Agricole SA 145,807
5,381 Danone SA 368,320
22 Dassault Aviation
a
24,465
1,153 Dassault Systemes SE 246,442
2,152 Edenred 112,364
725 Eiffage SA 72,492
5,416 Electricite de France
a
72,652
15,936 Engie 226,377
2,482 EssilorLuxottica 404,337
344 Eurazeo SE
a
26,170
1,027 Faurecia
a
54,648
400 Gecina SA 55,061
3,839 Groupe Eurotunnel SA 58,850
276 Hermes International 305,256
129 Iliad SA 24,504
328 Ipsen SA 28,118
661 Kering SA 456,130
1,698 Klepierre SA 39,522
748 La Francaise des Jeux SAEM
b
33,991
2,330 Legrand SA 216,734
2,194 L'Oreal SA 840,483
2,417 LVMH Moet Hennessy Louis Vuitton
SE 1,614,445
8,244 Natixis
a
39,405
17,407 Orange SA 214,210
Shares Common Stock (94.6%) Value
France (9.7%) - continued
451 Orpea
a
$ 52,225
1,824 Pernod-Ricard SA 341,416
1,942 Publicis Groupe SA 118,428
197 Remy Cointreau SA 36,386
1,677 Renault SA
a
72,517
2,790 Safran SA
a
379,518
9,867 Sanofi 975,693
241 Sartorius Stedim Biotech 99,184
4,691 Schneider Electric SE 714,607
1,383 SCOR SE 47,109
217 SEB SA 38,229
7,074 Societe Generale 184,949
772 Sodexo SA
a
73,964
3,015 SUEZ 63,855
512 Teleperformance SA 186,674
930 Thales SA 92,302
21,948 Total SE 1,023,214
799 UbiSoft Entertainment SA
a
60,729
1,998 Valeo SA 67,787
4,702 Veolia Environnement SA 120,628
4,542 Vinci SA 465,202
7,241 Vivendi SA 237,677
234 Wendel SA 29,040
2,066 Worldline SA
a,b
172,960
Total 14,567,146
Germany (8.5%)
1,658 Adidas AG
a
517,946
3,590 Allianz SE 913,138
7,998 BASF SE 664,660
8,555 Bayer AG 542,157
2,889 Bayerische Motoren Werke AG 299,812
238 Bechtle AG 44,648
880 Beiersdorf AG 92,982
1,348 Brenntag AG 115,159
351 Carl Zeiss Meditec AG 52,908
8,742 Commerzbank AG
a
53,646
960 Continental AG 127,080
1,601 Covestro AG
b
107,717
7,453 Daimler AG 665,181
1,129 Delivery Hero AG
a,b
146,338
17,131 Deutsche Bank AG
a
204,905
1,658 Deutsche Boerse AG 275,509
2,603 Deutsche Lufthansa AG
a
34,524
8,631 Deutsche Post AG 473,506
29,023 Deutsche Telekom AG 584,915
2,983 Deutsche Wohnen AG 139,153
19,589 E.ON SE 228,291
1,830 Evonik Industries AG 64,755
1,860 Fresenius Medical Care AG &
Company KGaA 137,011
3,648 Fresenius SE & Company KGaA 162,557
605 FUCHS PETROLUB SE 28,991
1,339 GEA Group AG 54,920
526 Hannover Rueckversicherung SE 96,052
1,298 HeidelbergCement AG 117,934
1,289 HelloFresh SE
a
96,041
907 Henkel AG & Company KGaA 89,859
207 Hochtief AG 18,532
11,372 Infineon Technologies AG 483,853
628 KION Group AG 62,050
633 Knorr-Bremse AG 78,994
725 Lanxess AG 53,508
623 LEG Immobilien AG 81,948
1,128 Merck KGaA 192,950

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Germany (8.5%) - continued
463 MTU Aero Engines AG $ 109,068
1,222 Muenchener Rueckversicherungs-
Gesellschaft AG 376,340
504 Nemetschek SE 32,172
1,336 Porsche Automobil Holding SE 141,751
855 PUMA SE
a
83,826
45 RATIONAL AG 34,956
5,605 RWE AG 219,951
9,093 SAP SE 1,115,321
310 Sartorius Aktiengesellschaft 154,554
939 Scout24 AG
b
71,236
6,662 Siemens AG 1,094,648
3,487 Siemens Energy AG
a
125,171
2,345 Siemens Healthineers AG
b
127,104
1,123 Symrise AG 136,256
1,401 TeamViewer AG
a,b
59,916
9,066 Telefonica Deutschland Holding AG 26,595
1,756 Uniper SE 63,608
931 United Internet AG 37,376
283 Volkswagen AG 102,669
4,681 Vonovia SE 305,901
1,335 Zalando SE
a,b
130,814
Total 12,653,363
Hong Kong (2.7%)
105,400 AIA Group, Ltd. 1,289,755
11,400 Bank of East Asia, Ltd. 24,283
32,000 BOC Hong Kong (Holdings), Ltd. 111,949
22,500 CK Asset Holdings, Ltd. 136,971
23,500 CK Hutchison Holdings, Ltd. 187,749
14,500 CLP Holdings, Ltd. 141,182
19,000 Galaxy Entertainment Group, Ltd.
a
171,766
18,000 Hang Lung Properties, Ltd. 46,984
6,700 Hang Seng Bank, Ltd. 130,102
13,000 Henderson Land Development
Company, Ltd. 58,671
23,000 HK Electric Investments, Ltd. 22,853
33,000 HKT Trust and HKT, Ltd. 47,103
93,250 Hong Kong and China Gas
Company, Ltd. 147,856
10,500 Hong Kong Exchanges & Clearing,
Ltd. 622,922
18,000 Link REIT 164,227
13,500 MTR Corporation, Ltd. 76,781
13,000 New World Development Company,
Ltd. 67,531
36,612 PCCW, Ltd. 20,676
12,000 Power Assets Holdings, Ltd. 71,028
28,000 Sino Land Company, Ltd. 39,076
17,000 SJM Holdings, Ltd. 22,309
11,500 Sun Hung Kai Properties, Ltd. 174,131
4,500 Swire Pacific, Ltd. 33,898
10,200 Swire Properties, Ltd. 31,661
12,000 Techtronic Industries Company,
Ltd. 205,726
16,000 Xinyi Glass Holdings Company,
Ltd. 52,561
Total 4,099,751
Ireland (0.8%)
6,849 CRH plc 320,512
860 DCC plc 74,597
1,419 Flutter Entertainment plc 304,389
3,868 James Hardie Industries plc 116,905
1,387 Kerry Group plc 173,222
Shares Common Stock (94.6%) Value
Ireland (0.8%) - continued
1,345 Kingspan Group plc $ 113,786
2,138 Smurfit Kappa Group plc 100,316
Total 1,203,727
Isle of Man (0.1%)
5,092 Entain plc
a
106,488
Total 106,488
Israel (0.6%)
370 Azrieli Group, Ltd. 22,864
9,908 Bank Hapoalim, Ltd.
a
77,055
12,677 Bank Leumi Le-Israel BM
a
83,504
979 Check Point Software Technologies,
Ltd.
a
109,618
338 CyberArk Software, Ltd.
a
43,717
231 Elbit Systems, Ltd. 32,737
6,133 Israel Chemicals, Ltd. 35,954
10,156 Israel Discount Bank, Ltd.
a
42,222
1,222 Mizrahi Tefahot Bank, Ltd.
a
31,865
547 Nice, Ltd.
a
118,919
9,561 Teva Pharmaceutical Industries,
Ltd. ADR
a
110,334
485 Wix.com, Ltd.
a
135,422
Total 844,211
Italy (1.8%)
1,086 Amplifon SPA
a
40,411
9,626 Assicurazioni Generali SPA 192,320
4,323 Atlantia SPA
a
80,902
5,068 Davide Campari-Milano NV 56,724
220 DiaSorin SPA 35,298
70,824 Enel SPA 704,514
21,978 Eni SPA 270,818
5,319 Finecobank Banca Fineco SPA
a
87,018
2,932 Infrastrutture Wireless Italiane SPA
b
32,655
143,818 Intesa Sanpaolo SPA
a
389,687
5,419 Mediobanca SPA
a
60,049
1,691 Moncler SPA
a
96,842
3,834 Nexi Spa
a,b
66,893
4,558 Poste Italiane SPA
b
57,885
2,106 Prysmian SPA 68,382
912 Recordati SPA 49,047
17,595 Snam SPA 97,546
17,595 Snam SPA, Rights
a,c
18
72,958 Telecom Italia SPA 39,469
52,489 Telecom Italia SPA Savings Shares 30,183
12,276 Terna Rete Elettrica Nazionale SPA 92,710
18,545 UniCredit SPA 195,889
Total 2,745,260
Japan (23.7%)
300 ABC-MART, Inc. 16,941
3,500 ACOM Company, Ltd. 16,302
1,700 Advantest Corporation 149,315
5,700 Aeon Company, Ltd. 170,260
900 AEON Mall Company, Ltd. 15,702
1,700 AGC, Inc. 71,358
1,600 Air Water, Inc. 28,070
1,400 Aisin Seiki Company, Ltd. 53,321
4,100 Ajinomoto Company, Inc. 84,045
1,600 Alfresca Holdings Corporation 30,890
1,400 All Nippon Airways Company, Ltd.
a
32,575
2,800 Amada Holdings Company, Ltd. 31,269
4,007 Asahi Group Holdings, Ltd. 169,619
1,700 Asahi Intecc Company, Ltd. 46,925

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Japan (23.7%) - continued
10,900 Asahi Kasei Corporation $ 125,826
16,200 Astellas Pharmaceutical, Inc. 249,550
1,100 Azbil Corporation 47,426
1,700 Bandai Namco Holdings, Inc. 121,529
500 Bank of Kyoto, Ltd. 30,802
4,700 Bridgestone Corporation 191,078
1,900 Brother Industries, Ltd. 42,200
800 Calbee, Inc. 20,393
8,700 Canon, Inc. 197,786
1,600 Capcom Company, Ltd. 52,050
1,700 Casio Computer Company, Ltd. 32,126
1,300 Central Japan Railway Company 194,637
400 Century Tokyo Leasing Corporation 26,952
4,600 Chiba Bank, Ltd. 30,113
5,600 Chubu Electric Power Company,
Inc. 72,159
5,800 Chugai Pharmaceutical Company,
Ltd. 235,676
2,500 Chugoku Electric Power Company,
Inc. 30,717
1,100 Coca-Cola Bottlers Japan, Inc. 19,198
9,000 Concordia Financial Group, Ltd. 36,505
200 COSMOS Pharmaceutical
Corporation 31,200
3,600 CyberAgent, Inc. 64,982
2,100 Dai Nippon Printing Company, Ltd. 44,049
900 Daifuku Company, Ltd. 88,442
9,400 Dai-Ichi Mutual Life Insurance
Company, Ltd. 161,585
14,800 Daiichi Sankyo Company, Ltd. 431,801
2,200 Daikin Industries, Ltd. 444,749
600 Daito Trust Construction Company,
Ltd. 69,716
4,900 Daiwa House Industry Company,
Ltd. 143,811
17 Daiwa House REIT Investment
Corporation 45,681
12,600 Daiwa Securities Group, Inc. 65,268
3,800 Denso Corporation 253,324
1,900 Dentsu Group, Inc. 61,162
300 DISCO Corporation 94,801
2,600 East Japan Railway Company 184,879
2,200 Eisai Company, Ltd. 147,871
26,800 Eneos Holdings, Inc. 121,588
1,700 FANUC Corporation 408,692
500 Fast Retailing Company, Ltd. 399,689
1,100 Fuji Electric Company, Ltd. 46,025
3,100 FUJIFILM Holdings NPV 184,414
1,700 Fujitsu, Ltd. 247,373
1,500 Fukuoka Financial Group, Inc. 28,461
36 GLP J-Reit 59,156
400 GMO Payment Gateway, Inc. 53,151
2,000 Hakuhodo Dy Holdings, Inc. 33,404
1,200 Hamamatsu Photonics KK 71,093
2,000 Hankyu Hanshin Holdings, Inc. 64,170
400 Harmonic Drive Systems, Inc. 27,120
200 Hikari Tsushin, Inc. 40,323
2,500 Hino Motors, Ltd. 21,502
300 Hirose Electric Company, Ltd. 46,247
400 Hisamitsu Pharmaceutical
Company, Inc. 26,100
900 Hitachi Construction Machinery
Company, Ltd. 28,841
1,900 Hitachi Metals, Ltd.
a
31,363
8,400 Hitachi, Ltd. 380,758
14,200 Honda Motor Company, Ltd. 428,067
Shares Common Stock (94.6%) Value
Japan (23.7%) - continued
400 Hoshizaki Corporation $ 35,768
3,300 Hoya Corporation 388,399
2,600 Hulic Company, Ltd. 30,735
900 IBIDEN Company, Ltd. 41,582
1,700 Idemitsu Kosan Company, Ltd. 43,886
1,300 Iida Group Holdings Company, Ltd. 31,500
8,900 Inpex Corporation 60,857
4,800 Isuzu Motors, Ltd. 51,551
500 ITO EN, Ltd. 30,669
11,700 ITOCHU Corporation 379,852
800 ITOCHU Techno-Solutions
Corporation 25,852
1,200 Japan Airlines Company, Ltd.
a
26,875
500 Japan Airport Terminal Company,
Ltd.
a
24,660
4,400 Japan Exchange Group, Inc. 103,358
3,500 Japan Post Bank Company, Ltd. 33,657
13,700 Japan Post Holdings Company,
Ltd. 122,098
2,000 Japan Post Insurance Company,
Ltd. 41,085
11 Japan Real Estate Investment
Corporation 65,003
61 Japan Retail Fund Investment
Corporation 62,493
10,400 Japan Tobacco, Inc. 199,788
4,300 JFE Holdings, Inc. 53,054
1,800 JSR Corporation 54,475
3,900 Kajima Corporation 55,471
1,200 Kakaku.com, Inc. 32,847
6,100 Kansai Electric Power Company,
Inc. 66,135
1,500 Kansai Paint Company, Ltd. 40,123
4,200 Kao Corporation 277,908
14,000 KDDI Corporation 431,350
800 Keihan Holdings Company, Ltd. 33,304
1,900 Keikyu Corporation 28,728
900 Keio Corporation 60,595
1,100 Keisei Electric Railway Company,
Ltd. 36,015
1,600 Keyence Corporation 729,210
1,300 Kikkoman Corporation 77,525
1,500 Kintetsu Group Holdings Company,
Ltd.
a
57,278
7,200 Kirin Holdings Company, Ltd. 138,155
400 Kobayashi Pharmaceutical
Company, Ltd. 37,360
1,100 Kobe Bussan Company, Ltd. 29,493
520 Koei Tecmo Holdings Company,
Ltd. 23,411
900 Koito Manufacturing Company, Ltd. 60,554
7,600 Komatsu, Ltd. 235,519
800 Konami Holdings Corporation 47,760
300 KOSE Corporation 42,519
8,900 Kubota Corporation 203,027
2,800 Kuraray Company, Ltd. 32,030
900 Kurita Water Industries, Ltd. 38,668
2,800 Kyocera Corporation 178,164
2,400 Kyowa Hakko Kirin Company, Ltd. 71,874
3,300 Kyushu Electric Power Company,
Inc. 32,587
1,300 Kyushu Railway Company 30,282
700 Lasertec Corporation 92,443
400 Lawson, Inc. 19,628
2,000 Lion Corporation 38,988
2,300 LIXIL Group Corporation 64,007

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Japan (23.7%) - continued
3,800 M3, Inc. $ 260,863
2,000 Makita Corporation 85,904
14,400 Marubeni Corporation 120,270
1,700 Marui Group Company, Ltd. 32,041
5,000 Mazda Motor Corporation
a
40,967
600 McDonald's Holdings Company
(Japan), Ltd. 27,656
1,600 Medipal Holdings Corporation 30,754
1,000 MEIJI Holdings Company, Ltd. 64,306
800 Mercari, Inc.
a
36,523
3,200 Minebea Company, Ltd. 82,133
2,500 MISUMI Group, Inc. 72,824
11,200 Mitsubishi Chemical Holdings
Corporation 84,119
11,600 Mitsubishi Corporation 328,849
15,900 Mitsubishi Electric Corporation 243,001
10,300 Mitsubishi Estate Company, Ltd. 180,368
1,400 Mitsubishi Gas Chemical Company,
Inc. 34,437
2,800 Mitsubishi Heavy Industries, Ltd. 87,186
106,400 Mitsubishi UFJ Financial Group,
Inc. 568,952
5,800 Mitsubishi UFJ Lease & Finance
Company, Ltd. 35,061
14,200 Mitsui & Company, Ltd. 296,359
1,600 Mitsui Chemicals, Inc. 50,636
8,000 Mitsui Fudosan Company, Ltd. 182,364
800 Miura Company, Ltd. 43,286
21,030 Mizuho Financial Group, Inc. 304,102
2,200 MonotaRO Company, Ltd. 59,682
3,900 MS and AD Insurance Group
Holdings, Inc. 114,722
5,000 Murata Manufacturing Company,
Ltd. 402,477
1,000 Nabtesco Corporation 45,758
1,600 Nagoya Railroad Company, Ltd.
a
38,118
2,300 NEC Corporation 135,805
4,200 NEXON Company, Ltd. 136,282
2,200 NGK Insulators, Ltd. 40,376
1,300 NGK Spark Plug Company, Ltd. 22,522
700 NH Foods, Ltd. 30,041
3,900 Nidec Corporation 475,519
2,600 Nihon M&A Center, Inc. 70,521
1,000 Nintendo Company, Ltd. 563,635
13 Nippon Building Fund, Inc. 76,606
600 Nippon Express Company, Ltd. 44,755
6,500 Nippon Paint Holdings Company,
Ltd. 93,884
18 Nippon Prologis REIT, Inc. 57,880
1,300 Nippon Sanso Holdings
Corporation 24,786
400 Nippon Shinyaku Company, Ltd. 29,781
7,000 Nippon Steel Corporation 119,474
11,200 Nippon Telegraph & Telephone
Corporation 288,981
1,300 Nippon Yusen Kabushiki Kaisha 44,461
1,100 Nissan Chemical Industries, Ltd. 58,853
20,300 Nissan Motor Company, Ltd.
a
113,409
1,700 Nisshin Seifun Group, Inc. 28,406
600 Nissin Foods Holdings Company,
Ltd. 44,485
700 Nitori Holdings Company, Ltd. 135,593
1,400 Nitto Denko Corporation 120,009
27,400 Nomura Holdings, Inc. 145,178
1,000 Nomura Real Estate Holdings, Inc. 24,172
Shares Common Stock (94.6%) Value
Japan (23.7%) - continued
37 Nomura Real Estate Master Fund,
Inc. $ 55,707
2,800 Nomura Research Institute, Ltd. 86,990
3,100 NSK, Ltd. 31,874
5,500 NTT Data Corporation 85,299
5,700 Obayashi Corporation 52,320
600 OBIC Company, Ltd. 110,095
2,600 Odakyu Electric Railway Company,
Ltd. 71,141
7,500 Oji Holdings Corporation 48,630
10,100 Olympus Corporation 209,513
1,600 OMRON Corporation 125,332
3,200 Ono Pharmaceutical Company, Ltd. 83,687
300 Oracle Corporation Japan 29,369
1,700 Oriental Land Company, Ltd. 255,818
11,400 ORIX Corporation 192,806
23 ORIX JREIT, Inc. 40,059
3,300 Osaka Gas Company, Ltd. 64,398
900 Otsuka Corporation 42,200
3,400 Otsuka Holdings Company, Ltd. 144,190
3,600 Pan Pacific International Holdings
Company 84,976
19,200 Panasonic Corporation 248,630
800 PeptiDream, Inc.
a
36,647
1,500 Persol Holdings Company, Ltd. 29,485
1,000 Pigeon Corporation 37,919
800 Pola Orbis Holdings, Inc. 19,294
7,500 Rakuten, Inc. 89,601
11,800 Recruit Holdings Company, Ltd. 579,453
6,800 Renesas Electronics Corporation
a
74,452
18,600 Resona Holdings, Inc. 78,129
5,800 Ricoh Company, Ltd. 59,120
300 Rinnai Corporation 33,649
800 Rohm Company, Ltd. 78,459
2,100 Ryohin Keikaku Company, Ltd. 49,846
3,100 Santen Pharmaceutical Company,
Ltd. 42,753
2,100 SBI Holdings, Inc. 57,066
500 SCSK Corporation 29,715
1,800 Secom Company, Ltd. 151,743
1,500 Sega Sammy Holdings, Inc. 23,445
1,800 Seibu Holdings, Inc.
a
19,878
2,400 Seiko Epson Corporation 39,180
3,100 Sekisui Chemical Company, Ltd. 59,692
5,400 Sekisui House, Ltd. 116,155
6,600 Seven & I Holdings Company, Ltd. 266,517
2,800 SG Holdings Company, Ltd. 64,286
1,900 Sharp Corporation 32,898
1,900 Shimadzu Corporation 68,895
200 SHIMAMURA Company, Ltd. 23,111
600 Shimano, Inc. 143,304
4,800 Shimizu Corporation 38,866
3,100 Shin-Etsu Chemical Company, Ltd. 525,141
1,400 Shinsei Bank, Ltd. 22,625
2,300 Shionogi & Company, Ltd. 124,165
3,500 Shiseido Company, Ltd. 235,390
3,600 Shizuoka Bank, Ltd. 28,301
500 SMC Corporation 291,190
25,000 SoftBank Corporation 325,239
13,600 SoftBank Group Corporation 1,157,872
600 Sohgo Security Services Company,
Ltd. 28,392
2,900 Sompo Holdings, Inc. 111,117
11,000 Sony Corporation 1,164,168
800 Square Enix Holdings Company,
Ltd. 44,495

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Japan (23.7%) - continued
1,100 Stanley Electric Company, Ltd. $ 32,854
900 Start Today Company, Ltd. 26,662
5,400 Subaru Corporation 107,928
2,300 Sumco Corporation 52,710
13,000 Sumitomo Chemical Company, Ltd. 67,448
10,400 Sumitomo Corporation 148,841
1,600 Sumitomo Dainippon Pharma
Company, Ltd. 27,911
6,600 Sumitomo Electric Industries, Ltd. 99,243
2,000 Sumitomo Metal Mining Company,
Ltd. 86,670
11,400 Sumitomo Mitsui Financial Group,
Inc. 413,219
2,900 Sumitomo Mitsui Trust Holdings,
Inc. 101,180
2,700 Sumitomo Realty & Development
Company, Ltd. 95,643
600 Sundrug Company, Ltd. 21,982
1,200 Suntory Beverage and Food, Ltd. 44,749
600 Suzuken Company, Ltd. 23,475
3,200 Suzuki Motor Corporation 145,758
1,500 Sysmex Corporation 161,915
4,700 T&D Holdings, Inc. 60,478
1,000 Taiheiyo Cement Corporation 26,349
1,700 Taisei Corporation 65,588
300 Taisho Pharmaceutical Holdings
Company, Ltd. 19,386
13,700 Takeda Pharmaceutical Company,
Ltd. 499,395
1,100 TDK Corporation 153,128
1,600 Teijin, Ltd. 27,606
5,600 Terumo Corporation 202,655
1,000 THK Company, Ltd. 34,695
1,900 TIS, Inc. 45,488
1,600 Tobu Railway Company, Ltd. 43,097
1,000 Toho Company, Ltd. 40,629
600 Toho Gas Company, Ltd. 37,025
3,700 Tohoku Electric Power Company,
Inc. 34,986
5,500 Tokio Marine Holdings, Inc. 261,751
12,600 Tokyo Electric Power Company,
Inc.
a
42,120
1,300 Tokyo Electron, Ltd. 565,024
3,300 Tokyo Gas Company, Ltd. 73,520
4,400 Tokyu Corporation 58,679
5,300 Tokyu Fudosan Holdings
Corporation 31,512
2,300 Toppan Printing Company, Ltd. 38,992
12,100 Toray Industries, Inc. 78,120
3,400 Toshiba Corporation 115,081
2,300 Tosoh Corporation 44,051
1,200 TOTO, Ltd. 73,855
800 Toyo Suisan Kaisha, Ltd. 33,575
600 Toyoda Gosei Company, Ltd. 15,818
1,300 Toyota Industries Corporation 116,167
18,500 Toyota Motor Corporation 1,439,670
1,800 Toyota Tsusho Corporation 75,799
1,200 Trend Micro, Inc. 60,238
300 TSURUHA Holdings, Inc. 38,711
3,500 Unicharm Corporation 146,967
26 United Urban Investment
Corporation 34,991
1,900 USS Company, Ltd. 37,265
800 Welcia Holdings Company, Ltd. 27,448
1,400 West Japan Railway Company 77,680
1,075 Yakult Honsha Company, Ltd. 54,393
Shares Common Stock (94.6%) Value
Japan (23.7%) - continued
6,300 Yamada Denki Company, Ltd. $ 34,047
1,200 Yamaha Corporation 65,392
2,400 Yamaha Motor Company, Ltd. 59,065
2,500 Yamato Holdings Company, Ltd. 68,653
1,100 Yamazaki Baking Company, Ltd. 17,773
2,100 Yaskawa Electric Corporation 104,921
2,000 Yokogawa Electric Corporation 36,946
23,100 Z Holdings Corporation 115,227
Total 35,340,291
Jersey (0.3%)
7,996 Experian plc 275,472
10,691 WPP plc 136,241
Total 411,713
Luxembourg (0.3%)
6,254 Arcelor Mittal 180,000
8,717 Aroundtown SA 62,081
1,157 Eurofins Scientific SE
a
110,587
3,339 SES SA 26,489
4,112 Tenaris SA 46,498
Total 425,655
Netherlands (5.1%)
3,691 ABN AMRO Group NV
b
44,809
158 Adyen NV
a,b
352,563
15,613 Aegon NV 74,182
5,121 Airbus Group NV
a
580,812
1,684 Akzo Nobel NV 188,013
394 Argenx SE
a
108,340
412 ASM International NV 119,457
3,707 ASML Holding NV 2,274,510
8,929 CNH Industrial NV
a
138,223
946 EXOR NV 79,788
1,100 Ferrari NV 230,103
1,005 Heineken Holding NV 89,302
2,262 Heineken NV 232,213
33,966 ING Groep NV 414,865
654 JDE Peet's BV
a
23,976
1,103 Just Eat Takeaway.com NV
a,b
101,494
31,170 Koninklijke (Royal) KPN NV 105,730
9,604 Koninklijke Ahold Delhaize NV 267,884
1,504 Koninklijke DSM NV 254,265
7,933 Koninklijke Philips NV
a
452,384
590 Koninklijke Vopak NV 29,357
2,588 NN Group NV 126,247
4,244 Prosus NV 472,269
2,014 Qiagen NV
a
97,476
1,040 Randstad Holding NV 73,003
17,862 Stellantis NV 315,962
5,561 STMicroelectronics NV 212,461
2,329 Wolters Kluwer NV 202,286
Total 7,661,974
New Zealand (0.3%)
6,476 a2 Milk Company, Ltd.
a
39,094
10,921 Auckland International Airport, Ltd.
a
59,963
5,016 Fisher & Paykel Healthcare
Corporation, Ltd. 112,622
5,931 Mercury NZ, Ltd. 26,954
11,180 Meridian Energy, Ltd. 42,147
3,490 Ryman Healthcare, Ltd. 37,356
16,029 Spark New Zealand, Ltd. 50,206

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
New Zealand (0.3%) - continued
1,059 Xero, Ltd.
a
$ 102,496
Total 470,838
Norway (0.6%)
2,092 Adevinta ASA
a
30,824
8,100 DnB ASA 172,716
8,527 Equinor ASA 166,445
1,745 Gjensidige Forsikring ASA 40,924
3,835 Mowi ASA 95,249
11,734 Norsk Hydro ASA 75,367
6,553 Orkla ASA 64,265
660 Schibsted ASA, Class A 27,740
853 Schibsted ASA, Class B
a
30,574
6,093 Telenor ASA 107,345
1,521 Yara International ASA 79,236
Total 890,685
Papua New Guinea (<0.1%)
17,223 Oil Search, Ltd. 53,849
Total 53,849
Portugal (0.1%)
24,232 EDP - Energias de Portugal SA 138,406
4,374 Galp Energia SGPS SA 50,704
2,196 Jeronimo Martins SGPS SA 36,955
Total 226,065
Singapore (1.1%)
28,054 Ascendas REIT 63,728
39,478 CapitaLand Integrated Commercial
Trust 63,879
23,000 CapitaLand, Ltd. 64,444
4,000 City Developments, Ltd. 23,791
15,600 DBS Group Holdings, Ltd. 334,486
52,700 Genting Singapore, Ltd. 36,107
12,700 Keppel Corporation, Ltd. 50,316
18,800 Mapletree Commercial Trust
a
29,704
25,223 Mapletree Logistics Trust 36,268
29,263 Oversea-Chinese Banking
Corporation, Ltd. 256,022
11,700 Singapore Airlines, Ltd.
a
48,316
7,000 Singapore Exchange, Ltd. 51,917
13,600 Singapore Technologies
Engineering, Ltd. 39,393
71,200 Singapore Telecommunications,
Ltd. 129,375
17,200 Suntec REIT 19,992
10,300 United Overseas Bank, Ltd. 198,605
3,900 United Overseas Land, Ltd. 22,935
2,400 Venture Corporation, Ltd. 35,838
16,800 Wilmar International, Ltd. 67,849
Total 1,572,965
Spain (2.3%)
2,061 ACS Actividades de Construccion y
Servicios, SA 68,499
589 Aena SA
b
95,559
3,931 Amadeus IT Holding SA
a
279,998
58,179 Banco Bilbao Vizcaya Argentaria
SA 303,181
151,000 Banco Santander SA
a
515,034
38,799 CaixaBank SA 120,463
2,760 Cellnex Telecom SA
b
159,110
2,172 Enagas SA 47,287
2,771 Endesa SA 73,438
Shares Common Stock (94.6%) Value
Spain (2.3%) - continued
4,247 Ferrovial SA $ 110,978
2,603 Grifols SA 68,126
53,281 Iberdrola SA 687,697
9,518 Industria de Diseno Textil SA 314,476
2,533 Naturgy Energy Group SA 62,192
3,777 Red Electrica Corporacion SA 66,996
13,071 Repsol SA 162,237
2,080 Siemens Gamesa Renewable
Energy SA 80,672
44,167 Telefonica SA 198,570
Total 3,414,513
Supranational (0.1%)
1,208 Unibail-Rodamco-Westfield
a
96,517
Total 96,517
Sweden (3.2%)
932 AB Industrivarden, Class A
a
34,289
1,393 AB Industrivarden, Class C
a
48,886
2,745 Alfa Laval AB 82,963
8,745 Assa Abloy AB 251,685
5,859 Atlas Copco AB, Class A 357,207
3,405 Atlas Copco AB, Class B 177,460
2,386 Boliden AB 88,528
1,968 Electrolux AB 54,713
5,750 Epiroc AB, Class A 130,262
3,403 Epiroc AB, Class B 70,890
2,079 EQT AB 68,448
5,310 Essity Aktiebolag 167,823
1,396 Evolution Gaming Group AB
b
205,582
884 Fastighets AB Balder
a
43,765
7,010 Hennes & Mauritz AB
a
157,981
2,456 Hexagon AB 226,709
3,647 Husqvarna AB 52,577
878 ICA Gruppen AB 42,935
1,289 Investment AB Latour 33,400
3,974 Investor AB 317,085
2,111 Kinnevik AB 102,599
663 L E Lundbergforetagen AB
a
36,210
1,622 Lundin Energy AB 51,015
2,721 NIBE Industrier AB 84,387
9,850 Sandvik AB
a
269,515
2,732 Securitas AB 46,465
14,200 Skandinaviska Enskilda Banken AB 173,219
2,968 Skanska AB 74,436
3,322 SKF AB 94,526
5,286 Svenska Cellulosa AB SCA 93,563
13,575 Svenska Handelsbanken AB 147,576
7,902 Swedbank AB 139,327
1,415 Swedish Match AB 110,386
4,357 Tele2 AB 58,776
25,467 Telefonaktiebolaget LM Ericsson 337,572
21,410 Telia Company AB 92,829
12,401 Volvo AB 314,056
Total 4,839,645
Switzerland (9.1%)
16,048 ABB, Ltd. 488,204
1,352 Adecco SA 91,195
4,290 Alcon, Inc.
a
301,052
405 Baloise Holding AG 68,871
262 Banque Cantonale Vaudoise 25,564
26 Barry Callebaut AG 58,866
1 Chocoladefabriken Lindt and
Spruengli AG 91,369

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.6%) Value
Switzerland (9.1%) - continued
1,738 Clariant AG $ 35,067
1,747 Coca-Cola HBC AG 55,528
4,545 Compagnie Financiere Richemont
SA 436,426
21,357 Credit Suisse Group AG 225,944
71 EMS-CHEMIE Holding AG 63,425
1,962 Ferguson plc 234,372
323 Geberit AG 205,572
80 Givaudan SA 308,580
87,194 Glencore Xstrata plc
a
342,361
1,953 Julius Baer Group, Ltd. 124,803
471 Kuehne & Nagel International AG 134,530
4,568 LafargeHolcim, Ltd. 268,621
9 Lindt & Spruengli AG 78,401
1,435 Logitech International SA 150,495
648 Lonza Group AG 362,426
25,087 Nestle SA 2,796,608
19,335 Novartis AG 1,652,769
163 Partners Group Holding AG 208,302
279 Roche  Holding  AG-BR 95,578
6,118 Roche Holding AG 1,981,886
176 Schindler Holding AG 50,499
355 Schindler Holding AG, Participation
Certificate 104,302
53 SGS SA 150,594
1,237 Sika AG 353,726
478 Sonova Holding AG
a
126,706
90 Straumann Holding AG 112,367
252 Swatch Group AG, Bearer Shares 72,495
458 Swatch Group AG, Registered
Shares 25,538
265 Swiss Life Holding AG 130,231
663 Swiss Prime Site AG 61,207
2,493 Swiss Re AG 245,169
226 Swisscom AG 121,253
582 Temenos AG 83,976
31,924 UBS Group AG 493,912
397 Vifor Pharma AG 54,029
1,310 Zurich Insurance Group AG 557,604
Total 13,630,423
United Kingdom (12.8%)
8,491 3i Group plc 134,944
1,668 Admiral Group plc 71,292
10,682 Anglo American plc 418,393
3,441 Antofagasta plc 80,152
3,920 Ashtead Group plc 234,008
3,108 Associated British Foods plc
a
103,259
11,427 AstraZeneca plc 1,140,518
8,428 Auto Trader Group plc
a,b
64,441
1,002 Aveva Group plc 47,266
34,270 Aviva plc 193,170
28,067 BAE Systems plc 195,462
151,361 Barclays plc 387,625
8,885 Barratt Developments plc
a
91,392
1,097 Berkeley Group Holdings plc 67,161
18,392 BHP Group plc 529,546
176,496 BP plc 716,923
19,978 British American Tobacco plc 759,377
7,681 British Land Company plc 53,438
77,876 BT Group plc
a
166,135
2,939 Bunzl plc 94,071
3,531 Burberry Group plc
a
92,371
1,783 Coca-Cola European Partners plc 93,001
15,565 Compass Group plc
a
314,473
Shares Common Stock (94.6%) Value
United Kingdom (12.8%) - continued
1,217 Croda International plc $ 106,484
20,365 Diageo plc 836,629
11,906 Direct Line Insurance Group plc 51,396
4,440 Evraz plc 35,359
1,607 Fresnillo plc 19,141
43,691 GlaxoSmithKline plc 773,458
3,313 Halma plc 108,391
2,897 Hargreaves Lansdown plc 61,555
1,508 Hikma Pharmaceuticals plc 47,306
177,358 HSBC Holdings plc 1,033,768
8,258 Imperial Brands plc 169,298
13,107 Informa plc
a
101,202
1,514 InterContinental Hotels Group plc
a
104,117
1,408 Intertek Group plc 108,721
15,519 J Sainsbury plc 51,896
4,499 JD Sports Fashion plc
a
51,144
1,689 Johnson Matthey plc 70,161
18,411 Kingfisher plc
a
80,696
6,146 Land Securities Group plc 58,440
52,062 Legal & General Group plc 199,894
617,643 Lloyds TSB Group plc
a
362,326
2,754 London Stock Exchange Group plc 263,283
22,685 M&G plc 64,827
42,390 Melrose Industries plc 97,476
4,237 Mondi plc 108,016
30,715 National Grid plc 364,607
42,317 Natwest Group plc 114,503
1,160 Next plc
a
125,724
4,242 Ocado Group plc
a
118,934
6,557 Pearson plc 69,917
2,783 Persimmon plc 112,728
4,795 Phoenix Group Holdings plc 48,478
22,718 Prudential plc 483,954
6,197 Reckitt Benckiser Group plc 554,698
16,823 RELX plc 421,936
16,180 Rentokil Initial plc 108,025
9,771 Rio Tinto plc 745,415
73,010 Rolls-Royce Holdings plc 106,026
35,713 Royal Dutch Shell plc, Class A 694,227
32,273 Royal Dutch Shell plc, Class B 594,067
9,027 RSA Insurance Group plc 84,684
9,519 Sage Group plc 80,419
1,085 Schroders plc 52,348
10,391 SEGRO plc 134,285
2,083 Severn Trent plc 66,255
7,640 Smith & Nephew plc 145,046
3,457 Smiths Group plc 73,235
643 Spirax-Sarco Engineering plc 101,027
9,071 SSE plc 181,883
4,684 St. James's Place plc 82,234
23,408 Standard Chartered plc 161,178
19,199 Standard Life Aberdeen plc 76,701
31,798 Taylor Wimpey plc
a
79,060
67,461 Tesco plc 212,991
22,895 Unilever plc 1,277,543
5,950 United Utilities Group plc 76,032
234,046 Vodafone Group plc 426,803
1,761 Whitbread plc
a
83,129
21,012 William Morrison Supermarkets plc 52,847
Total 19,124,341
Total Common Stock
(cost $105,848,056) 141,358,448

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 0.5% ) Value
Germany (0.5%)
495 Bayerische Motoren Werke AG $ 39,406
1,555 Henkel AG & Company KGaA 174,835
1,619 Volkswagen AG 453,193
Total 667,434
Total Preferred Stock
(cost $380,427) 667,434
Shares
Collateral Held for Securities
Loaned ( <0.1% )
33,682 Thrivent Cash Management Trust 33,682
Total Collateral Held for
Securities Loaned
(cost $33,682) 33,682
Shares or
Principal
Amount Short-Term Investments ( 4.5% )
Federal Home Loan Bank Discount
Notes
200,000 0.080%,  4/7/2021
d,e
200,000
200,000 0.040%,  5/4/2021
d,e
199,998
100,000 0.030%,  5/19/2021
d,e
99,999
Thrivent Core Short-Term Reserve
Fund
623,659 0.180% 6,236,591
Total Short-Term Investments
(cost $6,736,577) 6,736,588
Total Investments (cost
$112,998,742) 99.6% $148,796,152
Other Assets and Liabilities,
Net 0.4% 605,045
Total Net Assets 100.0% $149,401,197
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $2,505,286 or 1.7% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ –
Total lending $–
Gross amount payable upon return of
collateral for securities loaned $33,682
Net amounts due to counterparty
$33,682
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,226,063 – 7,226,063 –
Consumer Discretionary 16,998,453 37,212 16,961,241 –
Consumer Staples 14,863,477 93,001 14,770,476 –
Energy 4,822,429 – 4,822,429 –
Financials 25,325,173 – 25,325,173 –
Health Care 16,496,151 110,334 16,385,817 –
Industrials 21,599,563 – 21,599,563 –
Information Technology 13,358,653 288,757 13,069,896 –
Materials 10,985,000 – 10,985,000 –
Real Estate 4,475,215 – 4,475,215 –
Utilities 5,208,271 – 5,208,253 18
Preferred Stock
Consumer Discretionary 492,599 – 492,599 –
Consumer Staples 174,835 – 174,835 –
Short-Term Investments 499,997 – 499,997 –
Subtotal Investments in Securities $142,525,879 $529,304 $141,996,557 $18
Other Investments  * Total
Affiliated Short-Term Investments 6,236,591
Collateral Held for Securities Loaned 33,682
Subtotal Other Investments $6,270,273
Total Investments at Value $148,796,152

International Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 6,768 6,768 – –
Total Liability Derivatives $6,768 $6,768 $– $–
The following table presents International Index Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $499,997 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 65 June 2021 $ 7,130,768 ( $ 6,768)
Total Futures Long Contracts $ 7,130,768 ( $ 6,768)
Total Futures Contracts $ 7,130,768 ($6,768)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $1,935 $4,887 $585 $6,237 624 4.2%
Total Affiliated Short-Term Investments 1,935 6,237 4.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 188 154 34 34 <0.1
Total Collateral Held for Securities Loaned – 34 <0.1
Total Value $1,935 $6,271
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.7% ) Value
Communications Services (18.5%)
340,143 Activision Blizzard, Inc. $ 31,633,299
82,317 Alphabet, Inc., Class A
a
169,780,459
368,074 Facebook, Inc.
a
108,408,835
380,295 Live Nation Entertainment, Inc.
a
32,191,971
750,541 Twitter, Inc.
a
47,756,924
1,020,176 Uber Technologies, Inc.
a
55,609,794
Total 445,381,282
Consumer Discretionary (18.6%)
81,875 Amazon.com, Inc.
a
253,327,800
221,033 Aptiv plc
a
30,480,451
17,854 Booking Holdings, Inc.
a
41,596,963
70,964 Carvana Company
a
18,620,953
30,157 Chipotle Mexican Grill, Inc.
a
42,847,669
90,658 Tesla, Inc.
a
60,553,198
Total 447,427,034
Consumer Staples (0.5%)
260,839 BJ's Wholesale Club Holdings,
Inc.
a
11,701,238
Total 11,701,238
Financials (5.7%)
244,685 American Express Company 34,608,246
640,055 Charles Schwab Corporation 41,718,785
132,701 First Republic Bank 22,127,892
109,175 S&P Global, Inc. 38,524,582
Total 136,979,505
Health Care (13.1%)
116,179 Amgen, Inc. 28,906,497
337,396 Cerner Corporation 24,252,024
65,501 Dexcom , Inc.
a
23,540,404
296,300 Edwards Lifesciences Corporation
a
24,782,532
68,810 Humana, Inc. 28,848,593
45,233 Intuitive Surgical, Inc.
a
33,424,473
274,000 Novo Nordisk AS ADR 18,473,080
91,333 Stryker Corporation 22,246,892
106,996 Teladoc Health, Inc.
a,b
19,446,523
77,263 Thermo Fisher Scientific, Inc. 35,261,288
112,782 Veeva Systems, Inc.
a
29,463,170
169,087 Zoetis, Inc. 26,627,821
Total 315,273,297
Industrials (3.5%)
120,265 Honeywell International, Inc. 26,105,924
73,463 Lockheed Martin Corporation 27,144,579
108,468 Norfolk Southern Corporation 29,125,827
Total 82,376,330
Information Technology (38.8%)
159,328 Adobe, Inc.
a
75,739,751
1,471,802 Apple, Inc. 179,780,614
253,336 Mastercard , Inc. 90,200,283
784,557 Microsoft Corporation 184,975,004
133,997 NVIDIA Corporation 71,545,018
470,853 PayPal Holdings, Inc.
a
114,341,943
273,113 QUALCOMM, Inc. 36,212,053
287,976 Salesforce.com, Inc.
a
61,013,475
97,727 ServiceNow , Inc.
a
48,874,250
Shares Common Stock (98.7%) Value
Information Technology (38.8%) - continued
311,161 Square, Inc.
a
$ 70,649,105
Total 933,331,496
Total Common Stock
(cost $1,233,417,136) 2,372,470,182
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
5,436,625 Thrivent Cash Management Trust 5,436,625
Total Collateral Held for
Securities Loaned
(cost $5,436,625) 5,436,625
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
5,886 Airbnb, Inc., Series D,
Convertible
a,c
1,050,904
Total 1,050,904
Total Preferred Stock
(cost $119,818) 1,050,904
Shares Short-Term Investments ( 1.3% ) Value
Thrivent Core Short-Term Reserve
Fund
3,180,348 0.180% 31,803,476
Total Short-Term Investments
(cost $31,781,004) 31,803,476
Total Investments (cost
$1,270,754,583) 100.3% $2,410,761,187
Other Assets and Liabilities, Net
(0.3%) (6,685,992)
Total Net Assets 100.0% $2,404,075,195
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth
Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 5,543,375
Total lending $5,543,375
Gross amount payable upon return of
collateral for securities loaned $5,436,625
Net amounts due to counterparty
$(106,750)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 445,381,282 445,381,282 – –
Consumer Discretionary 447,427,034 447,427,034 – –
Consumer Staples 11,701,238 11,701,238 – –
Financials 136,979,505 136,979,505 – –
Health Care 315,273,297 315,273,297 – –
Industrials 82,376,330 82,376,330 – –
Information Technology 933,331,496 933,331,496 – –
Preferred Stock
Consumer Discretionary 1,050,904 – – 1,050,904
Subtotal Investments in Securities $2,373,521,086 $2,372,470,182 $– $1,050,904
Other Investments  * Total
Affiliated Short-Term Investments 31,803,476
Collateral Held for Securities Loaned 5,436,625
Subtotal Other Investments $37,240,101
Total Investments at Value $2,410,761,187
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $37,066 $154,028 $159,291 $31,803 3,180 1.3%
Total Affiliated Short-Term Investments 37,066 31,803 1.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,370 52,445 55,378 5,437 5,437 0.2
Total Collateral Held for Securities Loaned 8,370 5,437 0.2
Total Value $45,436 $37,240
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $8 $(8) – $17
Total Income/Non Income Cash from Affiliated
Investments $17
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $8 $(8) $–

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.4% ) Value
Communications Services (10.2%)
33,217 Activision Blizzard, Inc. $ 3,089,181
12,894 Alphabet, Inc., Class A
a
26,594,133
12,358 Alphabet, Inc., Class C
a
25,564,129
305,765 AT&T, Inc. 9,255,506
6,063 Charter Communications, Inc.
a
3,740,992
195,985 Comcast Corporation 10,604,748
6,967 Discovery, Inc., Class A
a,b
302,786
12,420 Discovery, Inc., Class C
a
458,174
10,609 DISH Network Corporation
a
384,046
12,332 Electronic Arts, Inc. 1,669,383
103,131 Facebook, Inc.
a
30,375,173
14,335 Fox Corporation, Class A 517,637
6,590 Fox Corporation, Class B 230,189
16,750 Interpublic Group of Companies,
Inc. 489,100
6,153 Live Nation Entertainment, Inc.
a
520,851
42,323 Lumen Technologies, Inc. 565,012
16,768 News Corporation, Class A 426,410
5,221 News Corporation, Class B 122,485
9,218 Omnicom Group, Inc. 683,515
4,938 Take-Two Interactive Software,
Inc.
a
872,545
25,043 T-Mobile US, Inc.
a
3,137,637
34,220 Twitter, Inc.
a
2,177,419
177,418 Verizon Communications, Inc. 10,316,857
25,190 ViacomCBS, Inc. 1,136,069
77,827 Walt Disney Company
a
14,360,638
Total 147,594,615
Consumer Discretionary (13.1%)
2,809 Advance Auto Parts, Inc. 515,423
18,351 Amazon.com, Inc.
a
56,779,462
11,577 Aptiv plc
a
1,596,468
951 AutoZone, Inc.
a
1,335,489
9,881 Best Buy Company, Inc. 1,134,438
1,756 Booking Holdings, Inc.
a
4,091,199
10,248 BorgWarner, Inc. 475,097
8,930 Caesars Entertainment, Inc.
a
780,928
6,969 CarMax, Inc.
a
924,508
34,205 Carnival Corporation
a
907,801
1,207 Chipotle Mexican Grill, Inc.
a
1,714,930
14,190 D.R. Horton, Inc. 1,264,613
5,588 Darden Restaurants, Inc. 793,496
10,504 Dollar General Corporation 2,128,320
10,084 Dollar Tree, Inc.
a
1,154,215
1,664 Domino's Pizza, Inc. 612,003
27,715 eBay, Inc. 1,697,267
5,404 Etsy, Inc.
a
1,089,825
5,931 Expedia Group, Inc.
a
1,020,844
167,544 Ford Motor Company
a
2,052,414
8,820 Gap, Inc.
a
262,660
6,406 Garmin, Ltd. 844,631
54,364 General Motors Company
a
3,123,755
6,191 Genuine Parts Company 715,618
14,955 Hanesbrands, Inc. 294,165
5,477 Hasbro, Inc. 526,449
11,902 Hilton Worldwide Holdings, Inc.
a
1,439,190
46,158 Home Depot, Inc. 14,089,729
10,016 L Brands, Inc.
a
619,590
14,082 Las Vegas Sands Corporation
a
855,622
5,702 Leggett & Platt, Inc. 260,296
11,769 Lennar Corporation 1,191,376
11,964 LKQ Corporation
a
506,436
31,341 Lowe's Companies, Inc. 5,960,431
11,405 Marriott International, Inc.
a
1,689,195
Shares Common Stock (99.4%) Value
Consumer Discretionary (13.1%) - continued
31,965 McDonald's Corporation $ 7,164,635
17,609 MGM Resorts International 668,966
2,529 Mohawk Industries, Inc.
a
486,352
18,989 Netflix, Inc.
a
9,905,802
16,202 Newell Brands, Inc. 433,890
54,513 NIKE, Inc. 7,244,233
15,572 Norwegian Cruise Line Holdings,
Ltd.
a,b
429,631
148 NVR, Inc.
a
697,218
3,010 O'Reilly Automotive, Inc.
a
1,526,822
6,374 Penn National Gaming, Inc.
a
668,250
1,725 Pool Corporation 595,539
11,400 PulteGroup, Inc. 597,816
3,048 PVH Corporation
a
322,174
2,068 Ralph Lauren Corporation
a
254,695
15,263 Ross Stores, Inc. 1,830,186
9,386 Royal Caribbean Cruises, Ltd.
a
803,535
50,475 Starbucks Corporation 5,515,403
11,912 Tapestry, Inc.
a
490,894
21,474 Target Corporation 4,253,355
32,922 Tesla, Inc.
a
21,989,591
51,476 TJX Companies, Inc. 3,405,137
4,986 Tractor Supply Company 882,921
2,415 Ulta Beauty, Inc.
a
746,646
8,087 Under Armour, Inc., Class A
a
179,208
8,355 Under Armour, Inc., Class C
a
154,233
13,771 VF Corporation 1,100,578
2,691 Whirlpool Corporation 592,962
4,511 Wynn Resorts, Ltd.
a
565,544
12,864 Yum! Brands, Inc. 1,391,628
Total 189,345,727
Consumer Staples (6.1%)
79,689 Altria Group, Inc. 4,076,889
23,941 Archer-Daniels-Midland Company 1,364,637
7,831 Brown-Forman Corporation 540,104
8,702 Campbell Soup Company 437,450
10,508 Church & Dwight Company, Inc. 917,874
5,393 Clorox Company 1,040,202
166,281 Coca-Cola Company 8,764,672
36,381 Colgate-Palmolive Company 2,867,914
20,947 Conagra Brands, Inc. 787,607
7,290 Constellation Brands, Inc. 1,662,120
18,978 Costco Wholesale Corporation 6,689,365
9,850 Estee Lauder Companies, Inc. 2,864,872
26,215 General Mills, Inc. 1,607,504
6,283 Hershey Company 993,719
12,042 Hormel Foods Corporation 575,367
4,698 J.M. Smucker Company 594,438
10,912 Kellogg Company 690,730
14,492 Kimberly-Clark Corporation 2,015,113
27,794 Kraft Heinz Company 1,111,760
32,642 Kroger Company 1,174,786
6,275 Lamb Weston Holdings, Inc. 486,187
10,673 McCormick & Company, Inc. 951,605
8,070 Molson Coors Beverage
Company
a
412,780
60,543 Mondelez International, Inc. 3,543,582
15,850 Monster Beverage Corporation
a
1,443,776
59,149 PepsiCo, Inc. 8,366,626
66,768 Philip Morris International, Inc. 5,924,992
105,576 Procter & Gamble Company 14,298,158
21,883 Sysco Corporation 1,723,067
12,636 Tyson Foods, Inc. 938,855
30,747 Walgreens Boots Alliance, Inc. 1,688,010

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Consumer Staples (6.1%) - continued
59,438 Wal-Mart Stores, Inc. $ 8,073,464
Total 88,628,225
Energy (2.8%)
16,200 APA Corporation 289,980
31,253 Baker Hughes Company 675,377
17,125 Cabot Oil & Gas Corporation 321,607
82,591 Chevron Corporation 8,654,711
58,083 ConocoPhillips 3,076,656
25,395 Devon Energy Corporation 554,881
7,752 Diamondback Energy, Inc. 569,694
25,020 EOG Resources, Inc. 1,814,701
181,505 Exxon Mobil Corporation 10,133,424
38,099 Halliburton Company 817,605
11,714 Hess Corporation 828,883
6,406 HollyFrontier Corporation 229,207
83,469 Kinder Morgan, Inc. 1,389,759
33,844 Marathon Oil Corporation 361,454
27,923 Marathon Petroleum Corporation 1,493,601
16,644 NOV, Inc.
a
228,356
35,945 Occidental Petroleum Corporation 956,856
19,078 ONEOK, Inc. 966,491
18,727 Phillips 66 1,527,000
8,821 Pioneer Natural Resources
Company 1,400,951
59,949 Schlumberger, Ltd. 1,630,013
17,517 Valero Energy Corporation 1,254,217
52,040 Williams Companies, Inc. 1,232,828
Total 40,408,252
Financials (11.3%)
27,456 Aflac, Inc. 1,405,198
12,985 Allstate Corporation 1,491,977
27,976 American Express Company 3,956,925
37,077 American International Group, Inc. 1,713,328
5,006 Ameriprise Financial, Inc. 1,163,645
9,689 Aon plc 2,229,536
8,306 Arthur J. Gallagher & Company 1,036,340
2,483 Assurant, Inc. 352,015
325,721 Bank of America Corporation 12,602,145
34,590 Bank of New York Mellon
Corporation 1,635,761
81,747 Berkshire Hathaway, Inc.
a
20,883,906
6,086 BlackRock, Inc. 4,588,601
19,689 Capital One Financial Corporation 2,505,031
4,596 Cboe Global Markets, Inc. 453,579
64,162 Charles Schwab Corporation 4,182,079
19,303 Chubb, Ltd. 3,049,295
6,428 Cincinnati Financial Corporation 662,663
89,491 Citigroup, Inc. 6,510,470
18,226 Citizens Financial Group, Inc. 804,678
15,392 CME Group, Inc. 3,143,508
5,967 Comerica, Inc. 428,073
13,149 Discover Financial Services 1,249,024
1,715 Everest Re Group, Ltd. 424,994
30,485 Fifth Third Bancorp 1,141,663
7,545 First Republic Bank 1,258,129
11,701 Franklin Resources, Inc. 346,350
14,751 Goldman Sachs Group, Inc. 4,823,577
15,328 Hartford Financial Services Group,
Inc. 1,023,757
43,613 Huntington Bancshares, Inc. 685,596
24,082 Intercontinental Exchange, Inc. 2,689,478
16,139 Invesco, Ltd. 407,026
130,829 J.P. Morgan Chase & Company 19,916,099
Shares Common Stock (99.4%) Value
Financials (11.3%) - continued
41,537 KeyCorp $ 829,909
7,736 Lincoln National Corporation 481,721
9,732 Loews Corporation 499,057
5,515 M&T Bank Corporation 836,129
1,629 MarketAxess Holdings, Inc. 811,112
21,788 Marsh & McLennan Companies,
Inc. 2,653,778
32,230 MetLife, Inc. 1,959,262
6,899 Moody's Corporation 2,060,110
64,338 Morgan Stanley 4,996,489
3,540 MSCI, Inc. 1,484,251
4,946 Nasdaq, Inc. 729,337
8,931 Northern Trust Corporation 938,737
18,244 People's United Financial, Inc. 326,568
18,179 PNC Financial Services Group,
Inc. 3,188,778
10,870 Principal Financial Group, Inc. 651,765
25,113 Progressive Corporation 2,401,054
17,021 Prudential Financial, Inc. 1,550,613
5,255 Raymond James Financial, Inc. 644,053
41,188 Regions Financial Corporation 850,944
10,320 S&P Global, Inc. 3,641,618
15,082 State Street Corporation 1,267,039
2,314 SVB Financial Group
a
1,142,329
23,286 Synchrony Financial 946,809
9,773 T. Rowe Price Group, Inc. 1,677,047
4,074 Torchmark Corporation 393,671
10,813 Travelers Companies, Inc. 1,626,275
57,759 Truist Financial Corporation 3,368,505
58,606 U.S. Bancorp 3,241,498
8,735 Unum Group 243,095
6,007 W.R. Berkley Corporation 452,627
177,245 Wells Fargo & Company 6,924,962
5,529 Willis Towers Watson plc 1,265,478
7,040 Zions Bancorporations NA 386,918
Total 163,235,984
Health Care (12.9%)
75,952 Abbott Laboratories 9,102,088
75,710 AbbVie, Inc. 8,193,336
1,939 ABIOMED, Inc.
a
618,017
13,064 Agilent Technologies, Inc. 1,660,957
9,426 Alexion Pharmaceuticals, Inc.
a
1,441,330
3,087 Align Technology, Inc.
a
1,671,703
6,319 AmerisourceBergen Corporation 746,084
24,762 Amgen, Inc. 6,161,033
10,500 Anthem, Inc. 3,768,975
21,656 Baxter International, Inc. 1,826,467
12,457 Becton, Dickinson and Company 3,028,920
6,531 Biogen, Inc.
a
1,827,047
924 Bio-Rad Laboratories, Inc.
a
527,761
60,759 Boston Scientific Corporation
a
2,348,335
96,058 Bristol-Myers Squibb Company 6,064,142
12,591 Cardinal Health, Inc. 764,903
7,298 Catalent, Inc.
a
768,552
24,935 Centene Corporation
a
1,593,596
13,132 Cerner Corporation 943,928
15,085 Cigna Holding Company 3,646,648
2,107 Cooper Companies, Inc. 809,278
56,223 CVS Health Corporation 4,229,656
27,176 Danaher Corporation 6,116,774
3,096 DaVita, Inc.
a
333,656
9,391 Dentsply Sirona, Inc. 599,240
4,123 Dexcom, Inc.
a
1,481,765
26,775 Edwards Lifesciences Corporation
a
2,239,461

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Health Care (12.9%) - continued
34,106 Eli Lilly and Company $ 6,371,683
53,875 Gilead Sciences, Inc. 3,481,941
11,367 HCA Healthcare, Inc. 2,140,861
6,108 Henry Schein, Inc.
a
422,918
11,047 Hologic, Inc.
a
821,676
5,525 Humana, Inc. 2,316,356
3,663 IDEXX Laboratories, Inc.
a
1,792,343
6,255 Illumina, Inc.
a
2,402,295
8,012 Incyte Corporation
a
651,135
5,047 Intuitive Surgical, Inc.
a
3,729,430
8,201 IQVIA Holding, Inc.
a
1,583,941
112,701 Johnson & Johnson 18,522,409
4,184 Laboratory Corporation of America
Holdings
a
1,067,045
6,817 McKesson Corporation 1,329,588
57,797 Medtronic plc 6,827,560
108,484 Merck & Company, Inc. 8,363,032
1,004 Mettler-Toledo International, Inc.
a
1,160,313
4,805 PerkinElmer, Inc. 616,433
5,706 Perrigo Company plc 230,922
239,134 Pfizer, Inc. 8,663,825
5,722 Quest Diagnostics, Inc. 734,361
4,514 Regeneron Pharmaceuticals, Inc.
a
2,135,754
6,239 ResMed, Inc. 1,210,491
3,659 STERIS plc 696,966
14,032 Stryker Corporation 3,417,915
2,002 Teleflex, Inc. 831,751
16,883 Thermo Fisher Scientific, Inc. 7,705,064
40,529 UnitedHealth Group, Inc. 15,079,625
3,337 Universal Health Services, Inc. 445,122
3,937 Varian Medical Systems, Inc.
a
694,999
11,145 Vertex Pharmaceuticals, Inc.
a
2,394,949
51,752 Viatris, Inc.
a
722,975
2,666 Waters Corporation
a
757,597
3,177 West Pharmaceutical Services,
Inc. 895,215
8,912 Zimmer Biomet Holdings, Inc. 1,426,633
20,372 Zoetis, Inc. 3,208,183
Total 187,366,958
Industrials (9.3%)
24,828 3M Company 4,783,859
5,806 A.O. Smith Corporation 392,544
5,326 Alaska Air Group, Inc.
a
368,612
3,890 Allegion plc 488,662
27,425 American Airlines Group, Inc.
a
655,457
9,885 AMETEK, Inc. 1,262,611
23,521 Boeing Company
a
5,991,269
5,737 C.H. Robinson Worldwide, Inc. 547,482
35,033 Carrier Global Corporation 1,479,093
23,379 Caterpillar, Inc. 5,420,889
3,783 Cintas Corporation 1,291,176
8,916 Copart, Inc.
a
968,367
31,901 Corteva, Inc. 1,487,225
32,691 CSX Corporation 3,152,066
6,346 Cummins, Inc. 1,644,312
13,438 Deere & Company 5,027,693
27,360 Delta Air Lines, Inc.
a
1,320,941
6,159 Dover Corporation 844,584
17,068 Eaton Corporation plc 2,360,163
25,726 Emerson Electric Company 2,321,000
5,222 Equifax, Inc. 945,861
7,262 Expeditors International of
Washington, Inc. 782,045
24,624 Fastenal Company 1,238,095
Shares Common Stock (99.4%) Value
Industrials (9.3%) - continued
10,455 FedEx Corporation $ 2,969,638
14,494 Fortive Corporation 1,023,856
5,945 Fortune Brands Home and
Security, Inc. 569,650
2,695 Generac Holdings, Inc.
a
882,478
9,941 General Dynamics Corporation 1,804,888
375,915 General Electric Company 4,935,764
29,819 Honeywell International, Inc. 6,472,810
16,732 Howmet Aerospace, Inc.
a
537,599
1,726 Huntington Ingalls Industries, Inc. 355,297
3,254 IDEX Corporation 681,127
15,983 IHS Markit, Ltd. 1,546,835
12,355 Illinois Tool Works, Inc. 2,736,880
15,979 Ingersoll - Rand, Inc.
a
786,327
5,577 Jacobs Engineering Group, Inc. 720,939
3,580 JB Hunt Transport Services, Inc. 601,691
30,881 Johnson Controls International plc 1,842,669
3,895 Kansas City Southern 1,027,968
8,813 L3Harris Technologies, Inc. 1,786,219
22,416 Linde Public Limited Company 6,279,618
10,568 Lockheed Martin Corporation 3,904,876
11,025 Masco Corporation 660,397
15,340 Nielsen Holdings plc 385,801
10,800 Norfolk Southern Corporation 2,900,016
6,647 Northrop Grumman Corporation 2,151,235
4,111 Old Dominion Freight Line, Inc. 988,326
17,478 Otis Worldwide Corporation 1,196,369
14,874 PACCAR, Inc. 1,382,092
5,534 Parker-Hannifin Corporation 1,745,590
7,120 Pentair, Ltd. 443,718
5,932 Quanta Services, Inc. 521,897
65,146 Raytheon Technologies
Corporation 5,033,831
9,024 Republic Services, Inc. 896,534
4,850 Robert Half International, Inc. 378,639
4,980 Rockwell Automation, Inc. 1,321,891
9,495 Rollins, Inc. 326,818
4,499 Roper Industries, Inc. 1,814,627
2,324 Snap-On, Inc. 536,240
25,325 Southwest Airlines Company
a
1,546,345
6,898 Stanley Black & Decker, Inc. 1,377,324
1,587 Teledyne Technologies, Inc.
a
656,463
9,729 Textron, Inc. 545,602
10,222 Trane Technologies plc 1,692,354
2,345 TransDigm Group, Inc.
a
1,378,672
28,718 Union Pacific Corporation 6,329,734
13,654 United Airlines Holdings, Inc.
a
785,651
30,848 United Parcel Service, Inc. 5,243,852
3,095 United Rentals, Inc.
a
1,019,214
6,980 Verisk Analytics, Inc. 1,233,296
1,886 W.W. Grainger, Inc. 756,154
7,613 Wabtec Corporation 602,645
16,691 Waste Management, Inc. 2,153,473
7,733 Xylem, Inc. 813,357
Total 135,059,292
Information Technology (26.5%)
27,192 Accenture plc 7,511,790
20,551 Adobe, Inc.
a
9,769,329
51,955 Advanced Micro Devices, Inc.
a
4,078,468
6,998 Akamai Technologies, Inc.
a
713,096
25,688 Amphenol Corporation 1,694,637
15,816 Analog Devices, Inc. 2,452,745
3,719 ANSYS, Inc.
a
1,262,824
676,582 Apple, Inc. 82,644,491

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Information Technology (26.5%) - continued
39,344 Applied Materials, Inc. $ 5,256,358
2,356 Arista Networks, Inc.
a
711,253
9,427 Autodesk, Inc.
a
2,612,693
18,347 Automatic Data Processing, Inc. 3,457,859
17,502 Broadcom, Ltd. 8,114,977
4,965 Broadridge Financial Solutions,
Inc. 760,142
11,961 Cadence Design Systems, Inc.
a
1,638,537
6,045 CDW Corporation 1,001,959
181,004 Cisco Systems, Inc. 9,359,717
5,272 Citrix Systems, Inc. 739,978
22,749 Cognizant Technology Solutions
Corporation 1,777,152
32,943 Corning, Inc. 1,433,350
10,915 DXC Technology Company
a
341,203
5,532 Enphase Energy, Inc.
a
897,069
2,643 F5 Networks, Inc.
a
551,383
26,630 Fidelity National Information
Services, Inc. 3,744,444
24,684 Fiserv, Inc.
a
2,938,383
3,576 FleetCor Technologies, Inc.
a
960,621
5,627 FLIR Systems, Inc. 317,757
5,807 Fortinet, Inc.
a
1,070,927
3,804 Gartner, Inc.
a
694,420
12,658 Global Payments, Inc. 2,551,600
55,785 Hewlett Packard Enterprise
Company 878,056
53,701 HP, Inc. 1,705,007
174,196 Intel Corporation 11,148,544
38,312 International Business Machines
Corporation 5,105,457
11,741 Intuit, Inc. 4,497,507
1,538 IPG Photonics Corporation
a
324,426
3,262 Jack Henry & Associates, Inc. 494,911
14,070 Juniper Networks, Inc. 356,393
7,978 Keysight Technologies, Inc.
a
1,144,045
6,606 KLA-Tencor Corporation 2,182,622
6,127 Lam Research Corporation 3,647,036
5,719 Leidos Holdings, Inc. 550,625
37,591 Mastercard, Inc. 13,384,276
11,492 Maxim Integrated Products, Inc. 1,050,024
11,544 Microchip Technology, Inc. 1,791,860
47,962 Micron Technology, Inc.
a
4,230,728
323,363 Microsoft Corporation 76,239,295
1,839 Monolithic Power Systems, Inc. 649,553
7,247 Motorola Solutions, Inc. 1,362,798
9,544 NetApp, Inc. 693,563
24,948 NortonLifeLock, Inc. 530,394
26,582 NVIDIA Corporation 14,192,927
11,876 NXP Semiconductors NV 2,391,114
79,520 Oracle Corporation 5,579,918
13,761 Paychex, Inc. 1,348,853
2,104 Paycom Software, Inc.
a
778,606
50,213 PayPal Holdings, Inc.
a
12,193,725
4,856 Qorvo, Inc.
a
887,191
48,705 QUALCOMM, Inc. 6,457,796
39,347 Salesforce.com, Inc.
a
8,336,449
8,612 Seagate Technology plc 660,971
8,408 ServiceNow, Inc.
a
4,204,925
7,070 Skyworks Solutions, Inc. 1,297,204
6,533 Synopsys, Inc.
a
1,618,747
14,186 TE Connectivity, Ltd. 1,831,554
7,147 Teradyne, Inc. 869,647
39,454 Texas Instruments, Inc. 7,456,411
10,760 Trimble, Inc.
a
837,020
Shares Common Stock (99.4%) Value
Information Technology (26.5%) - continued
1,740 Tyler Technologies, Inc.
a
$ 738,682
4,267 VeriSign, Inc.
a
848,109
72,719 Visa, Inc. 15,396,794
13,124 Western Digital Corporation 876,027
17,618 Western Union Company 434,460
10,537 Xilinx, Inc. 1,305,534
2,292 Zebra Technologies Corporation
a
1,112,033
Total 384,680,979
Materials (2.1%)
9,487 Air Products and Chemicals, Inc. 2,669,073
5,000 Albemarle Corporation 730,550
66,968 Amcor plc 782,186
3,559 Avery Dennison Corporation 653,610
14,059 Ball Corporation 1,191,360
4,895 Celanese Corporation 733,320
9,175 CF Industries Holdings, Inc. 416,362
31,951 Dow, Inc. 2,042,947
23,082 DuPont de Nemours, Inc. 1,783,777
5,825 Eastman Chemical Company 641,449
10,662 Ecolab, Inc. 2,282,414
5,546 FMC Corporation 613,443
62,531 Freeport-McMoRan, Inc.
a
2,059,146
10,664 International Flavors & Fragrances,
Inc. 1,488,801
16,853 International Paper Company 911,242
11,031 LyondellBasell Industries NV 1,147,776
2,670 Martin Marietta Materials, Inc. 896,639
14,790 Mosaic Company 467,512
34,312 Newmont Mining Corporation 2,067,984
12,778 Nucor Corporation 1,025,690
4,066 Packaging Corporation of America 546,796
10,159 PPG Industries, Inc. 1,526,491
6,642 Sealed Air Corporation 304,336
3,457 Sherwin-Williams Company 2,551,301
5,683 Vulcan Materials Company 959,006
11,298 WestRock Company 588,061
Total 31,081,272
Real Estate (2.4%)
5,450 Alexandria Real Estate Equities,
Inc. 895,435
19,052 American Tower Corporation 4,554,571
5,982 AvalonBay Communities, Inc. 1,103,739
6,079 Boston Properties, Inc. 615,560
14,388 CBRE Group, Inc.
a
1,138,235
18,492 Crown Castle International
Corporation 3,183,028
12,053 Digital Realty Trust, Inc. 1,697,544
16,025 Duke Realty Corporation 671,928
3,828 Equinix, Inc. 2,601,471
14,699 Equity Residential 1,052,889
2,787 Essex Property Trust, Inc. 757,618
5,661 Extra Space Storage, Inc. 750,366
2,994 Federal Realty Investment Trust 303,741
23,095 Healthpeak Properties, Inc. 733,035
30,242 Host Hotels & Resorts, Inc.
a
509,578
12,366 Iron Mountain, Inc. 457,666
18,540 Kimco Realty Corporation 347,625
4,904 Mid-America Apartment
Communities, Inc. 707,941
31,705 Prologis, Inc. 3,360,730
6,520 Public Storage, Inc. 1,608,875
16,009 Realty Income Corporation 1,016,571
6,772 Regency Centers Corporation 384,040

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.4%) Value
Real Estate (2.4%) - continued
4,687 SBA Communications Corporation $ 1,300,877
14,084 Simon Property Group, Inc. 1,602,337
12,726 UDR, Inc. 558,162
16,063 Ventas, Inc. 856,800
6,727 Vornado Realty Trust 305,339
17,895 Welltower, Inc. 1,281,819
32,060 Weyerhaeuser Company 1,141,336
Total 35,498,856
Utilities (2.7%)
28,644 AES Corporation 767,946
10,713 Alliant Energy Corporation 580,216
10,862 Ameren Corporation 883,732
21,291 American Electric Power
Company, Inc. 1,803,348
7,779 American Water Works Company,
Inc. 1,166,228
5,495 Atmos Energy Corporation 543,181
23,648 CenterPoint Energy, Inc. 535,627
12,388 CMS Energy Corporation 758,393
14,681 Consolidated Edison, Inc. 1,098,139
34,541 Dominion Energy, Inc. 2,623,734
8,308 DTE Energy Company 1,106,127
32,956 Duke Energy Corporation 3,181,243
16,261 Edison International, Inc. 952,895
8,595 Entergy Corporation 854,945
9,730 Evergy, Inc. 579,227
14,706 Eversource Energy 1,273,393
41,859 Exelon Corporation 1,830,913
23,290 FirstEnergy Corporation 807,930
84,027 NextEra Energy, Inc. 6,353,281
16,801 NiSource, Inc. 405,072
10,491 NRG Energy, Inc. 395,825
4,832 Pinnacle West Capital Corporation 393,083
32,969 PPL Corporation 950,826
21,655 Public Service Enterprise Group,
Inc. 1,303,848
12,973 Sempra Energy 1,719,960
45,301 Southern Company 2,815,910
13,524 WEC Energy Group, Inc. 1,265,711
23,051 Xcel Energy, Inc. 1,533,122
Total 38,483,855
Total Common Stock
(cost $606,489,007) 1,441,384,015
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
701,625 Thrivent Cash Management Trust 701,625
Total Collateral Held for
Securities Loaned
(cost $701,625) 701,625
Shares or
Principal
Amount Short-Term Investments ( 0.5% ) Value
Federal Home Loan Bank Discount
Notes
800,000 0.055%, 5/5/2021
c,d
799,993
200,000 0.030%, 5/18/2021
c,d
199,997
Shares or
Principal
Amount Short-Term Investments (0.5%) Value
Thrivent Core Short-Term
Reserve Fund
688,821 0.180% $ 6,888,208
Total Short-Term Investments
(cost $7,888,159) 7,888,198
Total Investments (cost
$615,078,791) 100.0% $1,449,973,838
Other Assets and Liabilities, Net
(<0.1%) (42,362)
Total Net Assets 100.0% $1,449,931,476
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 692,409
Total lending $692,409
Gross amount payable upon return of
collateral for securities loaned $701,625
Net amounts due to counterparty
$9,216

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 147,594,615 147,594,615 – –
Consumer Discretionary 189,345,727 189,345,727 – –
Consumer Staples 88,628,225 88,628,225 – –
Energy 40,408,252 40,408,252 – –
Financials 163,235,984 163,235,984 – –
Health Care 187,366,958 187,366,958 – –
Industrials 135,059,292 135,059,292 – –
Information Technology 384,680,979 384,680,979 – –
Materials 31,081,272 31,081,272 – –
Real Estate 35,498,856 35,498,856 – –
Utilities 38,483,855 38,483,855 – –
Short-Term Investments 999,990 – 999,990 –
Subtotal Investments in Securities $1,442,384,005 $1,441,384,015 $999,990 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,888,208
Collateral Held for Securities Loaned 701,625
Subtotal Other Investments $7,589,833
Total Investments at Value $1,449,973,838
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 102,261 102,261 – –
Total Asset Derivatives $102,261 $102,261 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $599,993 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 44 June 2021 $ 8,626,019 $ 102,261
Total Futures Long Contracts $ 8,626,019 $ 102,261
Total Futures Contracts $ 8,626,019 $102,261

Large Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $7,873 $18,376 $19,361 $6,888 689 0.5%
Total Affiliated Short-Term Investments 7,873 6,888 0.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,529 3,971 5,798 702 702 0.1
Total Collateral Held for Securities Loaned 2,529 702 0.1
Total Value $10,402 $7,590
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $–

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Communications Services (6.8%)
14,194 Alphabet, Inc.
a
$ 29,362,134
967,573 Comcast Corporation 52,355,375
217,977 Discovery, Inc.
a,b
9,473,281
914,573 Verizon Communications, Inc. 53,182,420
Total 144,373,210
Consumer Discretionary (7.3%)
180,003 Aptiv plc
a
24,822,414
14,783 AutoZone, Inc.
a
20,759,767
202,855 D.R. Horton, Inc. 18,078,438
267,680 Lowe's Companies, Inc. 50,907,382
56,736 Mohawk Industries, Inc.
a
10,910,900
267,659 Sony Corporation ADR 28,374,530
Total 153,853,431
Consumer Staples (4.7%)
84,750 Kimberly-Clark Corporation 11,784,487
98,797 Lamb Weston Holdings, Inc. 7,654,792
303,166 Philip Morris International, Inc. 26,902,951
401,027 Wal-Mart Stores, Inc. 54,471,497
Total 100,813,727
Energy (5.7%)
671,076 BP plc ADR 16,340,700
344,881 ConocoPhillips 18,268,346
801,288 Devon Energy Corporation 17,508,143
560,448 Enterprise Products Partners, LP 12,341,065
149,606 Exxon Mobil Corporation 8,352,503
387,421 Halliburton Company 8,314,055
334,612 Marathon Petroleum Corporation 17,898,396
143,545 Pioneer Natural Resources
Company 22,797,817
Total 121,821,025
Financials (23.5%)
1,585,275 Bank of America Corporation 61,334,290
323,060 Capital One Financial Corporation 41,102,924
280,592 Charles Schwab Corporation 18,288,986
132,861 Chubb, Ltd. 20,988,052
358,554 Citigroup, Inc. 26,084,803
214,205 Comerica, Inc. 15,367,067
198,712 Discover Financial Services 18,875,653
490,114 Equitable Holdings, Inc. 15,987,519
35,949 Goldman Sachs Group, Inc. 11,755,323
444,623 J.P. Morgan Chase & Company 67,684,959
96,861 Marsh & McLennan Companies,
Inc. 11,797,670
516,663 Morgan Stanley 40,124,049
208,749 Raymond James Financial, Inc. 25,584,277
94,005 Torchmark Corporation 9,083,703
418,930 Truist Financial Corporation 24,431,998
1,248,300 Wells Fargo & Company 48,771,081
296,402 Zions Bancorporations NA 16,290,254
55,364 Zurich Insurance Group AG 23,565,775
Total 497,118,383
Health Care (15.0%)
96,754 AbbVie, Inc. 10,470,718
91,121 Anthem, Inc. 32,707,883
33,117 Becton, Dickinson and Company 8,052,399
57,944 Biogen, Inc.
a
16,209,834
238,638 Centene Corporation
a
15,251,355
131,085 Cigna Holding Company 31,688,488
232,669 CVS Health Corporation 17,503,689
Shares Common Stock (98.1%) Value
Health Care (15.0%) - continued
337,992 GlaxoSmithKline plc ADR
b
$ 12,062,934
126,607 HCA Healthcare, Inc. 23,845,162
315,667 Johnson & Johnson 51,879,871
373,561 Medtronic plc 44,128,761
597,531 Merck & Company, Inc. 46,063,665
56,737 Zimmer Biomet Holdings, Inc. 9,082,459
Total 318,947,218
Industrials (13.6%)
37,695 Boeing Company
a
9,601,670
128,394 Carlisle Companies, Inc. 21,131,085
155,777 CSX Corporation 15,020,018
538,226 Delta Air Lines, Inc.
a
25,985,551
142,895 General Dynamics Corporation 25,944,016
643,646 Johnson Controls International plc 38,406,357
91,062 Kansas City Southern 24,033,083
126,586 L3Harris Technologies, Inc. 25,656,451
139,083 Otis Worldwide Corporation 9,520,231
85,289 Parker-Hannifin Corporation 26,902,709
258,507 Raytheon Technologies
Corporation 19,974,836
145,742 United Parcel Service, Inc. 24,774,683
62,877 United Rentals, Inc.
a
20,706,025
Total 287,656,715
Information Technology (11.6%)
1,211,880 Cisco Systems, Inc. 62,666,315
237,445 Microsoft Corporation 55,982,408
270,211 Oracle Corporation 18,960,706
226,723 QUALCOMM, Inc. 30,061,202
22,530 Samsung Electronics Company,
Ltd. GDR 41,076,297
155,668 Texas Instruments, Inc. 29,419,695
57,348 VMware, Inc.
a,b
8,628,007
Total 246,794,630
Materials (5.0%)
601,895 Axalta Coating Systems, Ltd.
a
17,804,054
570,559 CF Industries Holdings, Inc. 25,891,968
130,139 Eastman Chemical Company 14,330,907
104,061 LyondellBasell Industries NV 10,827,547
29,427 Martin Marietta Materials, Inc. 9,882,175
333,238 Nucor Corporation 26,749,014
Total 105,485,665
Real Estate (2.4%)
298,135 American Campus Communities,
Inc. 12,870,488
66,927 AvalonBay Communities, Inc. 12,348,701
172,248 CBRE Group, Inc.
a
13,626,539
669,057 Host Hotels & Resorts, Inc.
a
11,273,610
Total 50,119,338
Utilities (2.5%)
244,298 Duke Energy Corporation 23,582,086
141,840 Entergy Corporation 14,108,825
352,054 Exelon Corporation 15,398,842
Total 53,089,753
Total Common Stock
(cost $1,379,551,188) 2,080,073,095

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
29,505,355 Thrivent Cash Management Trust $ 29,505,355
Total Collateral Held for
Securities Loaned
(cost $29,505,355) 29,505,355
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
3,723,174 0.180% 37,231,737
Total Short-Term Investments
(cost $37,221,632) 37,231,737
Total Investments (cost
$1,446,278,175) 101.3% $2,146,810,187
Other Assets and Liabilities, Net
(1.3%) (27,556,172)
Total Net Assets 100.0% $2,119,254,015
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 28,637,190
Total lending $28,637,190
Gross amount payable upon return of
collateral for securities loaned $29,505,355
Net amounts due to counterparty
$868,165
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 144,373,210 144,373,210 – –
Consumer Discretionary 153,853,431 153,853,431 – –
Consumer Staples 100,813,727 100,813,727 – –
Energy 121,821,025 121,821,025 – –
Financials 497,118,383 473,552,608 23,565,775 –
Health Care 318,947,218 318,947,218 – –
Industrials 287,656,715 287,656,715 – –
Information Technology 246,794,630 205,718,333 41,076,297 –
Materials 105,485,665 105,485,665 – –
Real Estate 50,119,338 50,119,338 – –
Utilities 53,089,753 53,089,753 – –
Subtotal Investments in Securities $2,080,073,095 $2,015,431,023 $64,642,072 $–
Other Investments  * Total
Affiliated Short-Term Investments 37,231,737
Collateral Held for Securities Loaned 29,505,355
Subtotal Other Investments $66,737,092
Total Investments at Value $2,146,810,187
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $36,041 $67,145 $65,954 $37,232 3,723 1.8%
Total Affiliated Short-Term Investments 36,041 37,232 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 24,924 92,259 87,678 29,505 29,505 1.4
Total Collateral Held for Securities Loaned 24,924 29,505 1.4
Total Value $60,965 $66,737
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $19
Total Income/Non Income Cash from Affiliated
Investments $19
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $– $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.9% ) Value
Asset-Backed Securities (16.8%)
Affirm Asset Securitization Trust
$ 3,000,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
$ 3,002,371
Aimco CLO 11, Ltd.
5,000,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,b
5,009,010
Apidos CLO XXVI
2,250,000
1.573%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,b
2,250,018
Ares XXXVII CLO, Ltd.
3,400,000
1.411%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,b
3,400,034
Arkansas Student Loan Authority
3,383,414
1.088%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
b
3,385,022
Assurant CLO III, Ltd.
4,500,000
1.454%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
a,b
4,500,162
Atrium IX
2,000,000
1.181%,  (LIBOR 3M +
0.990%), 5/28/2030, Ser. 9A,
Class AR2
a,b
2,000,194
Axis Equipment Finance
Receivables Trust
1,346,980
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,369,157
Benefit Street Partners CLO II, Ltd.
3,000,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,b
2,998,836
Benefit Street Partners CLO IV, Ltd.
4,500,000
1.404%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,b
4,499,995
BlueMountain CLO, Ltd.
3,898,815
1.454%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,b
3,899,259
1,350,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,b
1,344,399
CarVal CLO II, Ltd.
4,500,000
1.304%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,b
4,501,251
CBAM, Ltd.
5,000,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,b
5,000,195
Commonbond Student Loan Trust
71,366
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
71,589
567,057
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
581,626
1,411,598
0.609%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,b
1,402,005
Principal
Amount Long-Term Fixed Income (97.9%) Value
Asset-Backed Securities (16.8%) - continued
Conn's Receivables Funding
$ 1,128,100
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
$ 1,131,810
CoreVest American Finance Trust
1,290,087
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,349,283
Earnest Student Loan Program,
LLC
517,336
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
521,014
ECMC Group Student Loan Trust
4,680,882
1.259%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
4,728,679
Education Funding Trust
2,826,054
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,902,587
Flatiron CLO, Ltd.
3,500,000
1.648%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,b
3,492,464
Freedom ABS Trust
926,748
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
933,029
Galaxy XX CLO, Ltd.
3,750,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,b
3,745,114
Galaxy XXIII CLO, Ltd.
3,800,000
1.532%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,b
3,798,526
Garrison BSL CLO, Ltd.
4,738,961
1.193%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,b
4,739,179
Genesis Private Label Amortizing
Trust
1,431,177
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
1,432,993
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,520,541
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.512%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,b
3,000,690
Golub Capital Partners, Ltd.
5,903,334
1.374%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,b
5,903,618
Invitation Homes Trust
5,940,088
1.208%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,b
5,956,640
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,600,000
0.912%,  (LIBOR 1M +
0.780%), 5/25/2021
b
1,600,992

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Asset-Backed Securities (16.8%) - continued
Madison Park Funding XI, Ltd.
$ 2,000,000
1.555%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,b
$ 2,000,206
Madison Park Funding XXV, Ltd.
5,000,000
1.835%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,b,c
5,000,000
Madison Park Funding, Ltd.
3,500,000
1.800%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,b
3,500,077
Marlette Funding Trust
489,216
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
491,983
Mercury Financial Credit Card
Master Trust
2,500,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
2,500,378
MRA Issuance Trust
5,800,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
a,b
5,801,053
National Collegiate Trust
1,111,792
0.404%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,b
1,091,736
Nationstar HECM Loan Trust
2,002,541
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,b
2,006,193
Navient Student Loan Trust
1,823,706
0.709%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,b
1,827,658
811,092
0.859%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,b
811,602
Neuberger Berman CLO XIV, Ltd.
2,500,000
1.249%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,b
2,499,895
Neuberger Berman CLO, Ltd.
3,000,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,b
3,000,633
New Hampshire Higher Education
Loan Corporation
3,729,827
1.309%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
b
3,850,421
Northstar Education Finance, Inc.
664,742
0.809%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,b
667,796
Octagon Investment Partners XVII,
Ltd.
2,500,000
1.218%,  (LIBOR 3M +
1.000%), 1/25/2031, Ser.
2013-1A, Class A1R2
a,b
2,496,628
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,507,409
Principal
Amount Long-Term Fixed Income (97.9%) Value
Asset-Backed Securities (16.8%) - continued
OZLM VIII, Ltd.
$ 4,067,983
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,b
$ 4,068,276
OZLM XI, Ltd.
2,967,561
1.455%,  (LIBOR 3M +
1.250%), 10/30/2030, Ser.
2015-11A, Class A1R
a,b
2,959,311
Palmer Square CLO, Ltd.
2,250,000
1.641%,  (LIBOR 3M +
1.400%), 5/21/2029, Ser.
2015-1A, Class A2R3
a,b
2,248,252
Preston Ridge Partners Mortgage
Trust, LLC
3,085,660
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,d
3,092,919
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,063,389
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,042,979
SLM Student Loan Trust
2,474,240
0.509%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
2,432,428
Small Business Lending Trust
260,894
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
260,515
627,098
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
629,466
SoFi Consumer Loan Program
Trust
725,947
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
731,203
420,935
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
424,991
SoFi Professional Loan Program,
LLC
320,360
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
321,076
134,678
0.959%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,b
134,959
Sound Point CLO XIV, Ltd.
4,500,000
1.671%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,b
4,498,461
Sound Point CLO XV, Ltd.
6,000,000
1.685%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,b,c
6,000,000
Sound Point CLO XX, Ltd.
4,000,000
1.315%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,b
4,000,104
TCW CLO 2019-1 AMR, Ltd.
2,500,000
1.869%,  (LIBOR 3M +
1.675%), 2/15/2029, Ser.
2019-1A, Class B
a,b
2,500,415
THL Credit Wind River CLO, Ltd.
1,500,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,b
1,506,540

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Asset-Backed Securities (16.8%) - continued
Upstart Securitization Trust
$ 753,752
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
$ 757,336
1,334,306
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
1,343,865
1,902,387
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
1,921,076
2,008,421
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
2,024,288
2,899,980
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
2,902,256
VCAT Asset Securitization, LLC
2,908,698
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,d
2,913,649
Voya CLO, Ltd.
1,248,051
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,b
1,248,068
Whitebox CLO II, Ltd.
2,250,000
2.192%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,b
2,260,316
Total 195,312,088
Basic Materials (1.0%)
Air Products and Chemicals, Inc.
775,000 1.500%,  10/15/2025 786,261
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,172,591
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 711,660
Freeport-McMoRan, Inc.
1,090,000 4.550%,  11/14/2024 1,191,626
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,547,883
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,124,782
LYB International Finance III, LLC
1,100,000 1.250%,  10/1/2025 1,086,115
Mosaic Company
650,000 3.250%,  11/15/2022 675,224
Nucor Corporation
800,000 2.000%,  6/1/2025 820,718
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 807,744
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,070,491
Total 11,995,095
Capital Goods (2.1%)
Boeing Company
2,350,000 4.875%,  5/1/2025 2,616,603
1,750,000 2.196%,  2/4/2026 1,744,573
Caterpillar Financial Services
Corporation
1,420,000 1.950%,  11/18/2022 1,456,662
925,000 0.450%,  9/14/2023 925,320
1,300,000 0.800%,  11/13/2025 1,276,337
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,047,413
General Electric Company
795,000 3.450%,  5/15/2024 853,917
Principal
Amount Long-Term Fixed Income (97.9%) Value
Capital Goods (2.1%) - continued
Honeywell International, Inc.
$ 925,000 1.350%,  6/1/2025 $ 938,353
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 763,740
John Deere Capital Corporation
1,100,000 0.400%,  10/10/2023 1,101,566
750,000 0.700%,  1/15/2026 735,340
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025 1,930,588
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,314,995
1,250,000 0.875%,  11/15/2025 1,223,498
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,339,412
750,000 2.350%,  9/15/2024 783,919
675,000 1.000%,  9/15/2025 663,441
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,159,746
WW Grainger, Inc.
875,000 1.850%,  2/15/2025 901,650
Total 23,777,073
Collateralized Mortgage Obligations (14.4%)
Antler Mortgage Trust
15,026
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
15,031
445,793
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
446,585
Banc of America Funding Trust
374,756
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
b
389,820
1,195,112
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,218,361
Bear Stearns Adjustable Rate
Mortgage Trust
175,948
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
179,351
531,736
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
b
524,404
Bellemeade Re, Ltd.
3,000,000
2.109%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,b
3,011,556
2,900,000
1.767%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,b
2,899,232
BRAVO Residential Funding Trust
1,149,879
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,181,975
Business Jet Securities, LLC
2,377,625
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,406,822
Cascade Funding Mortgage Trust
3,355,421
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
3,356,279
2,421,135
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
2,417,889
3,270,302
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
3,268,268
2,111,122
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,b
2,198,841

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Collateralized Mortgage Obligations (14.4%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 990,336
2.879%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
b
$ 986,410
Countrywide Alternative Loan Trust
214,898
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 196,194
242,977
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 233,675
Credit Suisse Mortgage Trust
1,194,831
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
1,193,200
3,590,613
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,b
3,637,451
Federal Home Loan Mortgage
Corporation - REMIC
879,615
3.000%,  8/15/2040, Ser.
4364, Class A 893,792
Federal National Mortgage
Association - REMIC
1,667,442
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,695,506
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,279
2.250%,  6/25/2025, Ser.
2010-58, Class PT 2,284
Finance of America HECM Buyout
2021-HB1
1,472,542
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
1,472,213
Foundation Finance Trust
3,000,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,982,553
FWD Securitization Trust
2,590,275
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,b
2,681,577
GCT Commercial Mortgage Trust
2,000,000
1.356%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,b
2,001,126
Genworth Mortgage Insurance
Corporation
2,000,000
2.009%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,b
2,002,781
GMAC Mortgage Corporation
Loan Trust
29,822
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,e
38,211
214,173
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
b
225,718
GS Mortgage-Backed Securities
Trust
2,428,619
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,567,873
746,363
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,b
757,905
1,293,871
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,b
1,303,666
Principal
Amount Long-Term Fixed Income (97.9%) Value
Collateralized Mortgage Obligations (14.4%) -
continued
GSAA Home Equity Trust
$ 844,141
4.555%,  8/25/2034, Ser.
2004-10, Class M2 $ 891,759
Homeward Opportunities Fund I
Trust
2,531,915
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,b
2,557,748
Homeward Opportunities Fund
Trust
4,500,000
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,d
4,507,033
J.P. Morgan Alternative Loan Trust
896,478
3.120%,  3/25/2036, Ser.
2006-A1, Class 2A1
b
856,926
Legacy Mortgage Asset Trust
1,357,806
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,d
1,373,132
LHOME Mortgage Trust
2,000,000
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
2,013,572
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,b
2,998,068
Long Beach Mortgage Loan Trust
303,860
0.979%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
b
303,998
Master Asset Securitization Trust
763,362
0.609%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
170,653
Mello Warehouse Securitization
Trust
4,500,000
1.009%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,b
4,500,872
2,300,000
0.909%,  (LIBOR 1M +
0.800%), 11/25/2053, Ser.
2020-2, Class A
a,b
2,302,046
4,000,000
1.009%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,b
3,999,436
Merrill Lynch Mortgage Investors
Trust
193,653
1.294%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
b
193,753
Mortgage Equity Conversion Asset
Trust
2,331,866
0.570%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,b
2,269,477
2,327,926
0.550%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,b
2,267,743
MRA Issuance Trust
2,500,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
a,b,f
2,500,000
6,000,000
1.259%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
a,b,f
6,000,000

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Collateralized Mortgage Obligations (14.4%) -
continued
New Residential Mortgage, LLC
$ 2,050,171
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
$ 2,050,743
New York Mortgage Trust
2,546,380
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,b
2,556,187
Oak Street Investment
2,187,211
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,196,058
Oaktown Re II, Ltd.
206,553
1.659%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,b
206,619
Palmer Square Loan Funding, Ltd.
5,000,000
1.435%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,b,c
5,000,520
Preston Ridge Partners Mortgage
Trust, LLC
3,238,511
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,b
3,265,336
3,632,982
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,d
3,658,927
2,782,121
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,b
2,781,807
Pretium Mortgage Credit Partners,
LLC
2,000,000
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,d,f
2,000,000
Radnor RE, Ltd.
176,634
1.509%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,b
176,660
RCO Mortgage, LLC
3,773,648
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,d
3,794,912
Residential Funding Mortgage
Security I Trust
97,357
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 82,315
Silver Hill Trust
3,481,232
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,b
3,602,369
Specialty Underwriting and
Residential Finance Trust
3,069,670
1.109%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
b
3,050,392
3,027,529
1.089%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
b
3,016,377
Stanwich Mortgage Loan Trust
2,707,190
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,d
2,722,589
Starwood Mortgage Residential
Trust
1,691,628
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,b
1,727,834
1,881,688
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,b
1,913,856
Principal
Amount Long-Term Fixed Income (97.9%) Value
Collateralized Mortgage Obligations (14.4%) -
continued
Terwin Mortgage Trust
$ 1,402,919
1.609%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,b
$ 1,409,529
Toorak Mortgage Corporation
2,092,302
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,d
2,097,535
5,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,d
5,307,023
1,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,521,312
2,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,d
2,505,770
TVC Mortgage Trust
2,800,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,819,354
Vericrest Opportunity Loan
Transferee
3,378,969
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,d
3,378,478
4,694,633
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,d
4,669,892
3,333,200
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
a,d
3,330,624
2,818,883
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,d
2,815,782
Verus Securitization Trust
2,326,808
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,b
2,370,892
1,215,734
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,b
1,233,776
Wachovia Asset Securitization, Inc.
333,190
0.258%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,e
311,351
Wachovia Mortgage Loan Trust,
LLC
184,079
2.689%,  5/20/2036, Ser.
2006-A, Class 2A1
b
189,505
WaMu Mortgage Pass Through
Certificates
1,558,557
1.139%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
1,462,086
Total 167,319,175
Commercial Mortgage-Backed Securities (0.4%)
BFLD Trust
3,000,000
1.256%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,b
3,026,421
Federal National Mortgage
Association - ACES
430,874
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
b
433,157
GSAA Home Equity Trust
891,242
2.059%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
b
969,463
Total 4,429,041

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Communications Services (2.9%)
American Tower Corporation
$ 1,500,000 3.375%,  5/15/2024 $ 1,608,175
1,000,000 4.400%,  2/15/2026 1,126,595
AT&T, Inc.
2,000,000
1.084%,  (LIBOR 3M +
0.890%), 2/15/2023
b
2,018,459
1,200,000 4.125%,  2/17/2026 1,344,107
Bell Canada
2,250,000 0.750%,  3/17/2024 2,247,024
British Sky Broadcasting Group
plc
1,503,000 3.750%,  9/16/2024
a
1,650,735
Charter Communications
Operating, LLC
1,875,000 4.500%,  2/1/2024 2,050,763
1,000,000 4.908%,  7/23/2025 1,133,647
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,601,611
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,073,867
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,097,008
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,026,278
940,000 3.050%,  4/7/2025 999,800
Netflix, Inc.
1,800,000 5.875%,  2/15/2025 2,063,250
NTT Finance Corporation
775,000 0.583%,  3/1/2024
a
772,111
Omnicom Group, Inc.
1,242,000 3.625%,  5/1/2022 1,284,769
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,820,563
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025
a
2,049,872
Verizon Communications, Inc.
630,000 0.750%,  3/22/2024 630,692
2,600,000 0.850%,  11/20/2025 2,544,423
ViacomCBS, Inc.
1,250,000 3.700%,  8/15/2024 1,355,305
Walt Disney Company
1,165,000 1.750%,  1/13/2026 1,191,583
Total 33,690,637
Consumer Cyclical (5.1%)
7-Eleven, Inc.
1,950,000 0.950%,  2/10/2026
a
1,899,495
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 521,526
American Honda Finance
Corporation
950,000 1.950%,  5/10/2023 977,751
910,000 0.650%,  9/8/2023 911,795
1,000,000 0.550%,  7/12/2024 992,772
930,000 1.200%,  7/8/2025 926,045
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,136,072
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 841,436
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
894,460
Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Cyclical (5.1%) - continued
$ 1,000,000
1.032%,  (LIBOR 3M +
0.840%), 5/4/2023
a,b
$ 1,010,979
1,000,000 0.750%,  3/1/2024
a
994,920
Ford Motor Credit Company, LLC
1,000,000
1.429%,  (LIBOR 3M +
1.235%), 2/15/2023
b
990,057
1,840,000 3.370%,  11/17/2023 1,886,000
1,250,000 3.810%,  1/9/2024 1,289,063
1,100,000 3.375%,  11/13/2025 1,118,700
General Motors Company
1,000,000 6.125%,  10/1/2025 1,175,908
General Motors Financial
Company, Inc.
1,900,000 3.950%,  4/13/2024 2,044,853
1,420,000 2.900%,  2/26/2025 1,488,853
925,000 2.750%,  6/20/2025 965,610
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a
525,451
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
892,199
1,140,000 1.800%,  10/15/2025
a
1,138,842
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,020,170
1,500,000 3.000%,  8/29/2022
a
1,545,094
750,000 1.250%,  2/8/2026
a
731,420
Kohl's Corporation
2,286,000 9.500%,  5/15/2025 2,964,079
Lennar Corporation
990,000 4.875%,  12/15/2023 1,081,407
550,000 5.875%,  11/15/2024 624,250
1,100,000 4.750%,  5/30/2025 1,225,125
Lowe's Companies, Inc.
700,000 4.000%,  4/15/2025 774,449
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,223,652
686,000 3.750%,  10/1/2025 732,756
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,170,889
Owl Rock Capital Corporation
1,000,000 3.400%,  7/15/2026 1,012,879
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 2,041,856
Ralph Lauren Corporation
700,000 1.700%,  6/15/2022 711,103
Starbucks Corporation
900,000 1.300%,  5/7/2022 909,225
Target Corporation
940,000 2.250%,  4/15/2025 984,851
TJX Companies, Inc.
1,175,000 3.500%,  4/15/2025 1,280,901
Toll Brothers Finance Corporation
1,250,000 5.875%,  2/15/2022 1,281,250
1,700,000 4.375%,  4/15/2023 1,776,500
Toyota Motor Credit Corporation
1,375,000 0.500%,  8/14/2023 1,375,616
1,000,000 0.450%,  1/11/2024 997,260
925,000 1.800%,  2/13/2025 950,360
875,000 0.800%,  10/16/2025 859,758
VF Corporation
900,000 2.050%,  4/23/2022 914,746

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Cyclical (5.1%) - continued
Volkswagen Group of America
Finance, LLC
$ 1,000,000 0.750%,  11/23/2022
a
$ 1,002,852
2,000,000 4.250%,  11/13/2023
a
2,173,579
1,500,000 2.850%,  9/26/2024
a
1,591,852
Total 59,580,666
Consumer Non-Cyclical (5.3%)
Abbott Laboratories
1,263,000 2.550%,  3/15/2022 1,290,994
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022 1,955,093
2,000,000 3.850%,  6/15/2024 2,177,267
1,920,000 3.600%,  5/14/2025 2,091,698
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,363,266
Anheuser-Busch InBev Worldwide,
Inc.
1,250,000 4.150%,  1/23/2025 1,389,131
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 1,071,251
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,492,851
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,474,445
Boston Scientific Corporation
1,840,000 3.450%,  3/1/2024 1,975,241
Bristol-Myers Squibb Company
1,300,000 0.537%,  11/13/2023 1,299,856
Bunge, Ltd. Finance Corporation
1,100,000 1.630%,  8/17/2025 1,100,479
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,054,672
800,000 1.375%,  7/23/2023
a
816,437
Centene Corporation
1,825,000 5.375%,  8/15/2026
a
1,925,192
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,080,720
Coca-Cola Company
900,000 2.950%,  3/25/2025 971,060
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,929,735
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,021,729
500,000 3.200%,  2/15/2023 523,192
CVS Health Corporation
755,000 3.700%,  3/9/2023 801,257
241,000 4.100%,  3/25/2025 266,971
Diageo Capital plc
600,000 1.375%,  9/29/2025 605,571
General Mills, Inc.
1,500,000
1.233%,  (LIBOR 3M +
1.010%), 10/17/2023
b
1,521,727
Gilead Sciences, Inc.
1,375,000 0.750%,  9/29/2023 1,376,597
HCA, Inc.
2,000,000 5.875%,  5/1/2023 2,177,650
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,849,398
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,549,437
Keurig Dr Pepper, Inc.
2,000,000 0.750%,  3/15/2024 2,000,640
Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Non-Cyclical (5.3%) - continued
McKesson Corporation
$ 1,500,000 0.900%,  12/3/2025 $ 1,468,820
Mylan NV
975,000 3.150%,  6/15/2021 978,078
Nestle Holdings, Inc.
1,145,000 0.375%,  1/15/2024
a
1,140,201
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,162,183
PepsiCo, Inc.
1,400,000 2.250%,  3/19/2025 1,474,290
Philip Morris International, Inc.
900,000 1.125%,  5/1/2023 913,146
1,350,000 0.875%,  5/1/2026 1,310,919
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025
a
2,619,670
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,015,020
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 777,313
Unilever Capital Corporation
915,000 0.375%,  9/14/2023 917,784
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,082,839
Upjohn, Inc.
700,000 1.650%,  6/22/2025
a
702,473
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,511,093
Total 61,227,386
Energy (4.3%)
BP Capital Markets America, Inc.
1,500,000
0.840%,  (LIBOR 3M +
0.650%), 9/19/2022
b
1,507,729
1,000,000 3.790%,  2/6/2024 1,084,802
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,415,667
Cenovus Energy, Inc.
2,000,000 5.375%,  7/15/2025 2,247,629
Cheniere Corpus Christi Holdings,
LLC
1,766,000 5.875%,  3/31/2025 2,012,463
Chevron Corporation
1,275,000 1.141%,  5/11/2023 1,297,132
Chevron USA, Inc.
1,015,000 3.900%,  11/15/2024 1,117,595
Cimarex Energy Company
2,500,000 4.375%,  6/1/2024 2,718,923
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,967,830
Devon Energy Corporation
1,150,000 5.850%,  12/15/2025 1,340,929
Diamondback Energy, Inc.
1,100,000 0.900%,  3/24/2023 1,100,705
950,000 2.875%,  12/1/2024 1,001,813
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,010,922
Energy Transfer Operating, LP
1,660,000 4.200%,  9/15/2023 1,777,657
950,000 2.900%,  5/15/2025 988,587
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,064,037
Equinor ASA
925,000 2.875%,  4/6/2025 987,689

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Energy (4.3%) - continued
Exxon Mobil Corporation
$ 1,100,000 2.992%,  3/19/2025 $ 1,178,742
Hess Corporation
1,824,000 3.500%,  7/15/2024 1,924,360
Marathon Oil Corporation
340,000 2.800%,  11/1/2022 348,742
Marathon Petroleum Corporation
1,000,000 4.700%,  5/1/2025 1,123,913
MPLX, LP
500,000 3.500%,  12/1/2022 521,735
1,500,000 4.875%,  6/1/2025 1,689,520
1,100,000 1.750%,  3/1/2026 1,101,680
National Fuel Gas Company
750,000 5.200%,  7/15/2025 841,678
1,370,000 5.500%,  1/15/2026 1,565,693
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,032,771
550,000 5.625%,  7/1/2024 604,629
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,049,074
Petroleos Mexicanos
983,250 2.378%,  4/15/2025 1,017,604
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,669,011
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,115,783
750,000 4.650%,  10/15/2025 821,789
Schlumberger Finance Canada,
Ltd.
225,000 1.400%,  9/17/2025 225,191
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,617,272
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 971,464
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 759,368
Western Midstream Operating, LP
750,000 4.350%,  2/1/2025 776,250
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,356,964
WPX Energy, Inc.
1,100,000 5.250%,  9/15/2024 1,219,625
Total 50,174,967
Financials (20.2%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,036,830
1,375,000 3.150%,  2/15/2024 1,432,673
1,300,000 6.500%,  7/15/2025 1,515,512
1,200,000 1.750%,  1/30/2026 1,165,517
Aircastle, Ltd.
800,000 5.250%,  8/11/2025
a
873,469
Allstate Corporation
1,300,000 0.750%,  12/15/2025 1,277,459
Ally Financial, Inc.
2,750,000 5.750%,  11/20/2025 3,124,213
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,101,681
Ares Capital Corporation
924,000 4.250%,  3/1/2025 991,295
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (20.2%) - continued
$ 1,350,000 3.875%,  1/15/2026 $ 1,422,753
800,000 2.150%,  7/15/2026 779,059
Athene Global Funding
2,000,000
1.468%,  (LIBOR 3M +
1.230%), 7/1/2022
a,b
2,021,293
1,100,000 1.200%,  10/13/2023
a
1,110,185
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,b
1,953,334
Aviation Capital Group, LLC
1,200,000 5.500%,  12/15/2024
a
1,341,768
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,818,917
1,000,000 2.125%,  2/21/2026
a
956,513
450,000 4.250%,  4/15/2026
a
471,337
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,403,733
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
359,296
Banco Santander SA
800,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
811,250
1,000,000 1.849%,  3/25/2026 998,084
Bank of America Corporation
500,000 2.816%,  7/21/2023
b
514,724
1,775,000 4.200%,  8/26/2024 1,957,746
1,800,000 0.810%,  10/24/2024
b
1,804,461
1,000,000 3.458%,  3/15/2025
b
1,073,770
1,125,000 0.981%,  9/25/2025
b
1,122,075
1,900,000 2.456%,  10/22/2025
b
1,991,561
1,275,000 1.319%,  6/19/2026
b
1,271,111
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,608,946
Bank of New York Mellon
Corporation
1,885,000 1.850%,  1/27/2023 1,939,364
900,000 1.600%,  4/24/2025 917,201
700,000 4.700%,  9/20/2025
b,g
758,415
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
898,172
Bank of Nova Scotia
1,175,000 1.950%,  2/1/2023 1,207,903
1,050,000 1.625%,  5/1/2023 1,076,503
935,000 4.900%,  6/4/2025
b,g
994,027
Barclays plc
1,000,000 3.684%,  1/10/2023 1,022,835
2,000,000
1.574%,  (LIBOR 3M +
1.380%), 5/16/2024
b
2,028,574
1,500,000 4.375%,  9/11/2024 1,639,467
1,600,000 1.007%,  12/10/2024
b
1,598,683
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,b
1,010,550
1,300,000 1.323%,  1/13/2027
a,b
1,271,389
BPCE SA
1,000,000
1.402%,  (LIBOR 3M +
1.220%), 5/22/2022
a,b
1,010,400
950,000 2.375%,  1/14/2025
a
981,472
Branch Banking and Trust
Company
1,800,000 2.150%,  12/6/2024 1,884,273
Canadian Imperial Bank of
Commerce
1,875,000 2.250%,  1/28/2025 1,944,410

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (20.2%) - continued
Capital One Bank USA NA
$ 1,875,000 2.014%,  1/27/2023
b
$ 1,897,274
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,621,768
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
b,g
441,868
1,250,000 4.000%,  6/1/2026
b,g
1,268,500
CIT Group, Inc.
2,650,000 5.250%,  3/7/2025 2,984,562
Citigroup, Inc.
1,500,000
1.178%,  (LIBOR 3M +
0.960%), 4/25/2022
b
1,512,221
1,890,000 2.312%,  11/4/2022
b
1,910,113
1,800,000 4.000%,  8/5/2024 1,965,676
2,500,000 0.776%,  10/30/2024
b
2,498,301
925,000 3.106%,  4/8/2026
b
987,403
1,150,000 1.122%,  1/28/2027
b
1,124,896
Comerica, Inc.
750,000 3.700%,  7/31/2023 801,940
585,000 5.625%,  7/1/2025
b,g
644,231
Compass Bank
1,500,000 2.875%,  6/29/2022 1,542,503
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,b
1,611,380
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 457,277
Credit Agricole SA
935,000 1.907%,  6/16/2026
a,b
947,965
750,000 1.247%,  1/26/2027
a,b
733,537
Credit Suisse AG
675,000 2.800%,  4/8/2022 689,184
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,649,625
990,000 7.500%,  12/11/2023
a,b,g
1,071,505
1,050,000 2.193%,  6/5/2026
a,b
1,067,073
1,600,000 1.305%,  2/2/2027
a,b
1,549,181
Danske Bank AS
915,000 1.171%,  12/8/2023
a,b
920,003
1,500,000 5.375%,  1/12/2024
a
1,672,635
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,283,174
910,000 2.222%,  9/18/2024
b
934,086
1,600,000 4.500%,  4/1/2025 1,709,902
1,100,000 2.129%,  11/24/2026
b
1,102,768
Discover Bank
1,250,000 2.450%,  9/12/2024 1,308,426
Equitable Financial Life Global
Funding
1,200,000 0.500%,  11/17/2023
a
1,198,294
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,980,983
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,400,637
First Republic Bank
940,000 1.912%,  2/12/2024
b
962,032
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,340,661
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,198,335
GE Capital Funding, LLC
875,000 3.450%,  5/15/2025
a
946,033
Goldman Sachs Group, Inc.
2,100,000 0.481%,  1/27/2023 2,097,121
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (20.2%) - continued
$ 1,700,000 0.627%,  11/17/2023
b
$ 1,700,306
1,500,000 0.673%,  3/8/2024
b
1,498,823
940,000 3.500%,  4/1/2025 1,018,408
1,915,000 3.272%,  9/29/2025
b
2,054,929
272,000 4.250%,  10/21/2025 303,607
1,700,000 0.855%,  2/12/2026
b
1,670,934
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
b
2,050,237
1,500,000 6.250%,  3/23/2023
b,g
1,585,800
1,325,000 1.645%,  4/18/2026
b
1,325,813
1,000,000 1.589%,  5/24/2027
b
984,120
ING Groep NV
1,600,000
1.343%,  (LIBOR 3M +
1.150%), 3/29/2022
b
1,615,536
500,000 4.625%,  1/6/2026
a
566,751
1,250,000 1.726%,  4/1/2027
b,c
1,250,722
Intercontinental Exchange, Inc.
1,150,000 0.700%,  6/15/2023 1,153,082
J.P. Morgan Chase & Company
925,000 1.514%,  6/1/2024
b
944,196
1,750,000 3.875%,  9/10/2024 1,918,530
1,500,000
1.075%,  (LIBOR 3M +
0.850%), 1/10/2025
b
1,520,620
700,000 0.563%,  2/16/2025
b
694,796
800,000 2.005%,  3/13/2026
b
822,680
900,000 2.083%,  4/22/2026
b
924,358
2,500,000 1.045%,  11/19/2026
b
2,441,766
725,000 1.040%,  2/4/2027
b
707,118
1,250,000
4.005%,  (LIBOR 3M +
3.800%), 12/29/2049
b,g
1,252,375
KeyBank NA
1,250,000 0.423%,  1/3/2024
b
1,248,917
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 782,597
450,000 4.375%,  10/1/2025 494,726
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,080,805
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
b
1,531,548
2,000,000 2.907%,  11/7/2023
b
2,072,198
925,000 7.500%,  6/27/2024
b,g
1,031,375
350,000 4.582%,  12/10/2025 390,787
Macquarie Group, Ltd.
1,500,000
1.210%,  (LIBOR 3M +
1.020%), 11/28/2023
a,b
1,511,129
Mitsubishi UFJ Financial Group,
Inc.
1,400,000
1.102%,  (LIBOR 3M +
0.920%), 2/22/2022
b
1,410,301
875,000 2.193%,  2/25/2025 902,562
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
902,252
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
b
1,568,913
Morgan Stanley
1,000,000
3.851%,  (LIBOR 3M +
3.610%), 7/15/2021
b,g
1,001,495
1,800,000 4.100%,  5/22/2023 1,924,794
600,000 0.560%,  11/10/2023
b
600,193
2,000,000 0.529%,  1/25/2024
b
1,996,355
750,000 2.720%,  7/22/2025
b
791,189
1,300,000 0.864%,  10/21/2025
b
1,292,987
1,750,000 5.000%,  11/24/2025 2,011,244

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (20.2%) - continued
$ 1,000,000 0.985%,  12/10/2026
b
$ 976,093
National Bank of Canada
950,000 2.100%,  2/1/2023 976,596
National Securities Clearing
Corporation
1,350,000 1.200%,  4/23/2023
a
1,370,833
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,b
2,112,638
New York Life Global Funding
950,000 2.000%,  1/22/2025
a
978,278
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,954,894
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 414,075
800,000 4.500%,  1/15/2025 864,659
Owl Rock Technology Finance
Corporation
750,000 3.750%,  6/17/2026
a
766,990
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,026,204
1,000,000 2.400%,  10/1/2024 1,050,790
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,504,050
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
874,060
Protective Life Global Funding
1,350,000 0.631%,  10/13/2023
a
1,353,394
Regions Financial Corporation
925,000 2.250%,  5/18/2025 959,827
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,190,782
Royal Bank of Canada
1,900,000 1.950%,  1/17/2023 1,951,737
900,000 1.600%,  4/17/2023 921,700
Royal Bank of Scotland Group plc
2,000,000
1.664%,  (LIBOR 3M +
1.470%), 5/15/2023
b
2,023,140
1,000,000 3.498%,  5/15/2023
b
1,030,788
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,044,056
350,000 3.450%,  6/2/2025 375,078
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
b
917,286
Santander UK plc
749,000 2.100%,  1/13/2023 769,928
Siemens
Financieringsmaatschappij NV
1,250,000 0.650%,  3/11/2024
a
1,249,498
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,338,443
Skandinaviska Enskilda Banken
AB
1,155,000 0.550%,  9/1/2023
a
1,154,630
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,878,085
1,400,000 1.488%,  12/14/2026
a,b
1,375,667
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,043,944
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,229,628
1,000,000 1.319%,  10/14/2023
a,b
1,006,350
900,000 0.991%,  1/12/2025
a,b
894,913
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (20.2%) - continued
$ 500,000 1.214%,  3/23/2025
a,b
$ 500,993
State Street Corporation
250,000 2.825%,  3/30/2023
b
256,133
1,415,000 2.354%,  11/1/2025
b
1,488,326
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,781,012
750,000 0.948%,  1/12/2026 730,798
Sumitomo Mitsui Trust Bank, Ltd.
1,150,000 0.800%,  9/12/2023
a
1,153,202
1,000,000 0.850%,  3/25/2024
a
998,754
Synchrony Financial
250,000 2.850%,  7/25/2022 256,725
1,485,000 4.250%,  8/15/2024 1,615,394
Synovus Bank
940,000 2.289%,  2/10/2023
b
947,975
Toronto-Dominion Bank
1,375,000 0.750%,  9/11/2025 1,347,013
Truist Financial Corporation
675,000 4.950%,  9/1/2025
b,g
731,531
U.S. Bank NA
1,800,000 2.050%,  1/21/2025 1,866,801
UBS AG
450,000 1.750%,  4/21/2022
a
456,225
1,650,000 5.125%,  5/15/2024 1,815,000
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,b
1,382,994
USB Realty Corporation
95,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,g
73,625
VEREIT Operating Partnership, LP
200,000 4.600%,  2/6/2024 218,813
440,000 4.625%,  11/1/2025 496,653
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
b
534,811
Wells Fargo & Company
750,000 3.450%,  2/13/2023 790,049
1,500,000 3.750%,  1/24/2024 1,622,048
1,525,000 1.654%,  6/2/2024
b
1,557,855
1,890,000 2.406%,  10/30/2025
b
1,974,166
Westpac Banking Corporation
945,000 2.000%,  1/13/2023 972,737
500,000 2.000%,  1/16/2025
a
520,160
940,000 2.894%,  2/4/2030
b
968,209
Total 234,716,186
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,081,365
Total 2,081,365
Mortgage-Backed Securities (10.7%)
CIM Trust
2,500,000
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,d,f
2,500,000
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,353,956 3.000%,  3/25/2050 1,413,092
Federal National Mortgage
Association
401,111 3.500%,  10/1/2048 423,665

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Mortgage-Backed Securities (10.7%) -
continued
$ 461,070 3.500%,  8/1/2049 $ 487,936
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
10,200,000 1.500%,  4/1/2036
c
10,246,050
52,025,000 2.000%,  4/1/2036
c
53,391,827
14,500,000 2.500%,  4/1/2036
c
15,086,231
25,975,000 2.000%,  5/1/2036
c
26,624,692
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,000,000 2.500%,  4/1/2051
c
7,183,203
5,900,000 2.500%,  5/1/2051
c
6,041,738
205,279
1.940%,  (LIBOR 12M +
1.485%), 1/1/2043
b
213,622
920,673 4.000%,  7/1/2048 988,178
Total 124,600,234
Technology (2.8%)
Apple, Inc.
1,850,000 0.700%,  2/8/2026 1,814,488
Baidu, Inc.
880,000 3.075%,  4/7/2025
h
926,170
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,128,025
Broadcom, Inc.
1,750,000 4.250%,  4/15/2026 1,942,376
Dell International, LLC
1,500,000 4.000%,  7/15/2024
a
1,627,825
1,750,000 5.850%,  7/15/2025
a
2,040,138
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,193,051
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,113,433
Global Payments, Inc.
875,000 2.650%,  2/15/2025 919,344
Hewlett Packard Enterprise
Company
1,750,000 3.500%,  10/5/2021 1,773,049
950,000 4.450%,  10/2/2023 1,032,245
Intel Corporation
900,000 3.400%,  3/25/2025 979,403
Intuit, Inc.
1,625,000 0.950%,  7/15/2025 1,612,382
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,069,986
Micron Technology, Inc.
1,050,000 2.497%,  4/24/2023 1,089,784
NXP Funding, LLC
1,342,000 2.700%,  5/1/2025
a
1,407,442
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,108,507
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,023,413
1,000,000 2.679%,  7/19/2024
a
1,055,220
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,336,289
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
499,200
Tencent Holdings, Ltd.
875,000 1.810%,  1/26/2026
a
877,708
Principal
Amount Long-Term Fixed Income (97.9%) Value
Technology (2.8%) - continued
Texas Instruments, Inc.
$ 500,000 1.375%,  3/12/2025 $ 508,725
Total System Services, Inc.
925,000 3.750%,  6/1/2023 981,474
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,031,246
Total 32,090,923
Transportation (2.2%)
Air Canada Pass Through Trust
872,722 3.875%,  3/15/2023
a
871,371
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,789,528
1,500,000 4.250%,  2/1/2024 1,627,700
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,597,526
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,568,102
Boeing Company
1,575,000 1.950%,  2/1/2024 1,613,713
British Airways plc
891,645 4.625%,  6/20/2024
a
924,992
Continental Airlines, Inc.
2,050,294 4.150%,  4/11/2024 2,141,608
Delta Air Lines, Inc.
2,150,000 4.500%,  10/20/2025
a
2,294,906
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,620,198
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,212,681
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
755,699
1,000,000 2.700%,  11/1/2024
a
1,052,795
1,000,000 3.950%,  3/10/2025
a
1,091,683
800,000 1.200%,  11/15/2025
a
785,822
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,049,507
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,132,398
TTX Company
800,000 4.125%,  10/1/2023
a
867,769
Total 24,997,998
U.S. Government & Agencies (6.0%)
U.S. Treasury Notes
1,585,000 2.000%,  11/30/2022 1,633,850
14,500,000 0.125%,  1/31/2023 14,493,203
7,350,000 2.750%,  7/31/2023 7,782,961
20,000,000 0.125%,  10/15/2023 19,934,375
14,850,000 0.125%,  1/15/2024 14,775,750
9,970,000 2.500%,  1/31/2024 10,583,000
Total 69,203,139
Utilities (3.5%)
Alexander Funding Trust
1,750,000 1.841%,  11/15/2023
a
1,773,271
Ameren Corporation
750,000 2.500%,  9/15/2024 788,499
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 1,053,403

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Utilities (3.5%) - continued
Berkshire Hathaway Energy
Company
$ 1,575,000 4.050%,  4/15/2025 $ 1,737,841
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 999,686
CenterPoint Energy, Inc.
1,175,000 3.850%,  2/1/2024 1,272,811
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026
c
1,643,396
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,597,970
1,500,000 2.529%,  10/1/2024 1,571,806
Duke Energy Corporation
915,000 0.900%,  9/15/2025 895,152
Edison International
1,420,000 2.950%,  3/15/2023 1,467,309
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,079,538
Entergy Corporation
870,000 0.900%,  9/15/2025 849,566
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,289,286
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,227,421
Georgia Power Company
950,000 2.100%,  7/30/2023 980,578
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,548,176
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,639,199
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
b
1,180,421
NextEra Energy Capital Holdings,
Inc.
1,500,000 0.650%,  3/1/2023 1,504,796
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
b,g
1,290,625
920,000 0.950%,  8/15/2025 902,499
PPL Capital Funding, Inc.
1,580,000 3.500%,  12/1/2022 1,644,641
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,118,863
Sempra Energy
1,875,000 3.550%,  6/15/2024 2,014,624
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024
c
999,986
Southern Company
1,500,000 2.950%,  7/1/2023 1,570,946
900,000 4.000%,  1/15/2051
b
949,725
WEC Energy Group, Inc.
1,140,000 0.550%,  9/15/2023 1,137,656
Xcel Energy, Inc.
1,350,000 0.500%,  10/15/2023 1,348,701
Total 41,078,391
Total Long-Term Fixed Income
(cost $1,119,372,489) 1,136,274,364
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 6.582%
b
$ 1,775,400
Total 1,775,400
Total Preferred Stock
(cost $1,821,600) 1,775,400
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
291,450 Thrivent Cash Management Trust 291,450
Total Collateral Held for
Securities Loaned
(cost $291,450) 291,450
Shares or
Principal
Amount Short-Term Investments ( 14.7% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.085%, 4/7/2021
i,j
500,000
100,000 0.075%, 4/21/2021
i,j
100,000
100,000 0.035%, 5/19/2021
i,j
99,999
100,000 0.031%, 5/26/2021
i,j
99,998
700,000 0.035%, 6/2/2021
i,j
699,976
Federal National Mortgage
Association Discount Notes
200,000 0.005%, 6/16/2021
i,j
199,992
Thrivent Core Short-Term Reserve
Fund
16,679,104 0.180% 166,791,042
U.S. Treasury Bills
500,000 0.022%, 4/20/2021
i,k
499,995
600,000 0.028%, 4/22/2021
i,k
599,996
500,000 0.048%, 8/26/2021
i,k
499,954
Total Short-Term Investments
(cost $170,016,198) 170,090,952
Total Investments (cost
$1,291,501,737) 112.8% $1,308,432,166
Other Assets and Liabilities, Net
(12.8%) (148,081,112)
Total Net Assets 100.0% $1,160,351,054
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $470,797,848 or 40.6%
of total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

e All or a portion of the security is insured or guaranteed.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is on loan.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k At March 31, 2021, $1,309,966 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 282,061
Total lending $282,061
Gross amount payable upon return of
collateral for securities loaned $291,450
Net amounts due to counterparty
$9,389
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 195,312,088 – 195,312,088 –
Basic Materials 11,995,095 – 11,995,095 –
Capital Goods 23,777,073 – 23,777,073 –
Collateralized Mortgage Obligations 167,319,175 – 156,819,175 10,500,000
Commercial Mortgage-Backed Securities 4,429,041 – 4,429,041 –
Communications Services 33,690,637 – 33,690,637 –
Consumer Cyclical 59,580,666 – 59,580,666 –
Consumer Non-Cyclical 61,227,386 – 61,227,386 –
Energy 50,174,967 – 50,174,967 –
Financials 234,716,186 – 234,716,186 –
Foreign Government 2,081,365 – 2,081,365 –
Mortgage-Backed Securities 124,600,234 – 122,100,234 2,500,000
Technology 32,090,923 – 32,090,923 –
Transportation 24,997,998 – 24,997,998 –
U.S. Government & Agencies 69,203,139 – 69,203,139 –
Utilities 41,078,391 – 41,078,391 –
Preferred Stock
Financials 1,775,400 1,775,400 – –
Short-Term Investments 3,299,910 – 3,299,910 –
Subtotal Investments in Securities $1,141,349,674 $1,775,400 $1,126,574,274 $13,000,000
Other Investments  * Total
Affiliated Short-Term Investments 166,791,042
Collateral Held for Securities Loaned 291,450
Subtotal Other Investments $167,082,492
Total Investments at Value $1,308,432,166
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,720,892 1,720,892 – –
Total Asset Derivatives $1,720,892 $1,720,892 $– $–
Liability Derivatives
Futures Contracts 102,037 102,037 – –
Total Liability Derivatives $102,037 $102,037 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$1,699,965 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 460 June 2021 $ 101,636,255 ( $ 102,037)
Total Futures Long Contracts $ 101,636,255 ( $ 102,037)
CBOT 10-Yr. U.S. Treasury Note (130) June 2021 ( $ 17,295,341) $ 273,466
CBOT 5-Yr. U.S. Treasury Note (1,195) June 2021 (148,790,320) 1,329,184
CBOT U.S. Long Bond (20) June 2021 (3,107,445) 15,570
CME Ultra Long Term U.S. Treasury Bond (6) June 2021 (1,166,277) 78,965
Ultra 10-Yr. U.S. Treasury Note (70) June 2021 (10,081,832) 23,707
Total Futures Short Contracts ( $ 180,441,215) $1,720,892
Total Futures Contracts ( $ 78,804,960) $1,618,855
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $158,253 $138,041 $129,503 $166,791 16,679 14.4%
Total Affiliated Short-Term Investments 158,253 166,791 14.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,840 1,956 3,505 291 291 <0.1
Total Collateral Held for Securities Loaned 1,840 291 <0.1
Total Value $160,093 $167,082
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $83
Total Income/Non Income Cash from Affiliated
Investments $83
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Communications Services (10.7%)
15 Alphabet, Inc., Class A
a
$ 30,938
6,556 AT&T, Inc. 198,450
8,486 BCE, Inc. 383,075
3,052 Carsales.com, Ltd. 41,505
2,728 Comcast Corporation 147,612
15,428 Deutsche Telekom AG 310,928
319 Electronic Arts, Inc. 43,183
2,603 Elisa Oyj 156,138
39,500 HKBN, Ltd. 57,535
141,000 HKT Trust and HKT, Ltd. 201,258
6,300 KDDI Corporation 194,107
38,485 Koninklijke (Royal) KPN NV 130,544
1,337 Match Group, Inc.
a
183,677
16,500 Nippon Telegraph & Telephone
Corporation 425,732
6,164 Orange SA 75,854
503,804 PCCW, Ltd. 284,514
1,481 Rogers Communications, Inc. 68,293
19,500 SKY Perfect JSAT Holdings, Inc. 86,777
65,700 SoftBank Corporation 854,729
31,139 Spark New Zealand, Ltd. 97,532
12,969 Telefonica Deutschland Holding
AG 38,044
228 T-Mobile US, Inc.
a
28,566
15,858 Verizon Communications, Inc. 922,143
Total 4,961,134
Consumer Discretionary (5.4%)
500 ABC-MART, Inc. 28,235
20,000 Cafe de Coral Holdings, Ltd. 43,470
900 Canon Marketing Japan, Inc. 20,032
503 Dollar General Corporation 101,918
5,734 Dollarama , Inc. 253,324
6,919 Domino's Pizza Group plc 33,100
220 Domino's Pizza, Inc. 80,914
3,000 Galaxy Entertainment Group, Ltd.
a
27,121
92 Hermes International 101,752
1,567 Home Depot, Inc. 478,327
3,482 McDonald's Corporation 780,455
15 Mercadolibre , Inc.
a
22,082
15,400 Nippon Parking Development
Company, Ltd. 21,307
15,500 Nissan Motor Company, Ltd.
a
86,593
1,000 Ohsho Food Service Corporation 52,644
200 Pan Pacific International Holdings
Company 4,721
4,200 Sangetsu Company, Ltd. 63,795
1,400 Sankyo Company, Ltd. 37,128
3,100 T-GAIA Corporation 53,799
8,800 USS Company, Ltd. 172,597
162 Yum! Brands, Inc. 17,525
Total 2,480,839
Consumer Staples (14.2%)
918 Altria Group, Inc. 46,965
1,277 Church & Dwight Company, Inc. 111,546
8,074 Colgate-Palmolive Company 636,473
893 Costco Wholesale Corporation 314,765
2,795 Hershey Company 442,057
3,348 Hormel Foods Corporation 159,967
24,400 Japan Tobacco, Inc. 468,734
2,500 Kao Corporation 165,422
713 Kellogg Company 45,133
553 Kerry Group plc 69,064
1,146 Kimberly-Clark Corporation 159,351
Shares Common Stock (98.6%) Value
Consumer Staples (14.2%) - continued
7,620 Koninklijke Ahold Delhaize NV $ 212,544
30 Lindt & Spruengli AG 261,336
2,885 McCormick & Company, Inc. 257,227
854 Monster Beverage Corporation
a
77,791
4,076 Nestle SA 454,378
1,500 Noevir Holdings Company, Ltd. 68,145
3,402 Orkla ASA 33,364
4,775 PepsiCo, Inc. 675,424
1,251 Philip Morris International, Inc. 111,014
5,320 Procter & Gamble Company 720,488
645 Royal Unibrew AS 67,424
1,600 San-A Company, Ltd. 66,672
5,900 Seven & I Holdings Company, Ltd. 238,250
4,321 Wal-Mart Stores, Inc. 586,921
2,850 Winpak , Ltd. 102,212
1,500 Woolworths, Ltd. 46,716
Total 6,599,383
Energy (0.8%)
39,200 Eneos Holdings, Inc. 177,845
736 Koninklijke Vopak NV 36,622
1,000 Nippon Gas Company, Ltd. 17,419
6,313 Washington H. Soul Pattinson and
Company, Ltd. 151,977
Total 383,863
Financials (6.9%)
130 Alleghany Corporation
a
81,418
218 Allstate Corporation 25,048
991 Aon plc 228,039
2,552 Arthur J. Gallagher & Company 318,413
376 ASX, Ltd. 20,353
1,375 Berkshire Hathaway, Inc.
a
351,271
349 Cboe Global Markets, Inc. 34,443
62 Chubb, Ltd. 9,794
567 Cincinnati Financial Corporation 58,452
1,089 CME Group, Inc. 222,407
246 Deutsche Boerse AG 40,878
175 Erie Indemnity Company 38,659
293 FactSet Research Systems, Inc. 90,417
282 Intact Financial Corporation 34,557
29,500 Japan Post Bank Company, Ltd. 283,680
9,100 Japan Post Holdings Company,
Ltd. 81,101
5,794 Laurentian Bank of Canada
b
184,558
59 MarketAxess Holdings, Inc. 29,377
2,544 Marsh & McLennan Companies,
Inc. 309,859
1,931 Mizrahi Tefahot Bank, Ltd.
a
50,352
1,117 Ringkjoebing Landbobank AS 109,178
17,200 Singapore Exchange, Ltd. 127,568
157 St. Galler Kantonalbank AG 70,817
5,400 Sumitomo Mitsui Financial Group,
Inc. 195,735
12,671 Umpqua Holdings Corporation 222,376
Total 3,218,750
Health Care (18.1%)
3,775 Abbott Laboratories 452,396
264 Abcam plc
a
5,063
1,203 Amgen, Inc. 299,318
575 Amplifon SPA
a
21,396
4,600 Astellas Pharmaceutical, Inc. 70,860
2,134 Baxter International, Inc. 179,981
345 Becton, Dickinson and Company 83,887

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Health Care (18.1%) - continued
5,500 Chugai Pharmaceutical Company,
Ltd. $ 223,486
2,165 Coloplast AS 325,501
1,814 Danaher Corporation 408,295
2,333 Dechra Pharmaceuticals plc 110,319
822 DiaSorin SPA 131,886
2,192 Eli Lilly and Company 409,509
8,098 Gilead Sciences, Inc. 523,374
81 Illumina, Inc.
a
31,109
667 Incyte Corporation
a
54,207
4,776 Johnson & Johnson 784,936
102 Masimo Corporation
a
23,425
4,109 Medtronic plc 485,396
6,064 Merck & Company, Inc. 467,474
23 Mettler -Toledo International, Inc.
a
26,581
152 Moderna , Inc.
a
19,904
2,121 Novartis AG 181,305
4,833 Novo Nordisk AS 325,665
2,231 Qiagen NV
a
107,979
1,503 Regeneron Pharmaceuticals, Inc.
a
711,129
1,244 Roche Holding AG 402,986
4,000 Sawai Pharmaceutical Company,
Ltd.
c
192,589
354 Sonova Holding AG
a
93,837
708 Stryker Corporation 172,455
100 Sysmex Corporation 10,794
895 Tecan Group AG 397,058
800 UnitedHealth Group, Inc. 297,656
1,451 Vertex Pharmaceuticals, Inc.
a
311,805
222 Zoetis, Inc. 34,961
Total 8,378,522
Industrials (9.4%)
3,169 Canadian National Railway
Company 367,762
78 Canadian Pacific Railway, Ltd. 29,792
676 Geberit AG 430,237
365 IDEX Corporation 76,402
13,300 Kamigumi Company, Ltd. 252,313
41,400 Kandenko Company, Ltd. 362,761
546 Kuehne & Nagel International AG 155,952
323 L3Harris Technologies, Inc. 65,466
387 Landstar System, Inc. 63,878
359 Lockheed Martin Corporation 132,650
8,500 Marubeni Corporation 70,993
1,900 Max Company, Ltd. 28,139
4,000 Mitsubishi Corporation 113,396
15,400 Nikkon Holdings Company, Ltd. 309,846
3,300 Nishimatsu Construction
Company, Ltd. 83,760
5,629 Republic Services, Inc. 559,241
41 Rockwell Automation, Inc. 10,883
1,300 Sumitomo Corporation 18,605
17,900 Takasago Thermal Engineering
Company, Ltd. 279,174
2,014 Verisk Analytics, Inc. 355,854
1,168 Waste Connections, Inc. 126,121
3,461 Waste Management, Inc. 446,538
Total 4,339,763
Information Technology (18.3%)
1,816 Accenture plc 501,670
897 Adobe, Inc.
a
426,407
4,900 Amphenol Corporation 323,253
932 Apple, Inc. 113,844
Shares Common Stock (98.6%) Value
Information Technology (18.3%) - continued
299 Arista Networks, Inc.
a
$ 90,265
1,087 Automatic Data Processing, Inc. 204,867
636 Broadridge Financial Solutions,
Inc. 97,372
1,700 Canon Electronics, Inc. 26,509
11,800 Canon, Inc. 268,261
4,460 CGI, Inc.
a
371,507
2,827 Cisco Systems, Inc. 146,184
790 Citrix Systems, Inc. 110,884
544 Fiserv, Inc.
a
64,758
8,000 IGG, Inc. 10,342
680 Intuit, Inc. 260,481
3,803 Jack Henry & Associates, Inc. 576,991
200 Kanematsu Electronics, Ltd. 6,751
200 Keyence Corporation 91,151
1,573 Keysight Technologies, Inc.
a
225,568
1,661 Mastercard , Inc. 591,399
1,721 Microsoft Corporation 405,760
2,843 Motorola Solutions, Inc. 534,626
700 NSD Company, Ltd. 11,679
100 OBIC Company, Ltd. 18,349
5,598 Paychex, Inc. 548,716
3,000 Ryosan Company, Ltd. 61,357
5,000 SUNeVision Holdings, Ltd. 5,181
531 Synopsys, Inc.
a
131,571
3,018 Texas Instruments, Inc. 570,372
3,760 Thomson Reuters Corporation 329,385
1,618 Tyler Technologies, Inc.
a
686,890
1,692 VeriSign, Inc.
a
336,302
1,291 Visa, Inc. 273,343
206 Zoom Video Communications,
Inc.
a
66,186
Total 8,488,181
Materials (4.5%)
19,442 Barrick Gold Corporation 385,684
169 Croda International plc 14,787
4,388 Franco-Nevada Corporation 549,772
23 Givaudan SA 88,717
1,156 Kirkland Lake Gold, Ltd. 39,039
10,670 Newmont Mining Corporation 643,081
1,600 Nippon Paint Holdings Company,
Ltd. 23,110
6,500 Nippon Steel Trading Corporation 238,893
484 Symrise AG 58,725
1,190 Wheaton Precious Metals
Corporation 45,470
Total 2,087,278
Real Estate (4.2%)
312 American Tower Corporation 74,587
144 Bachem Holding AG 61,658
634 Camden Property Trust 69,683
1,032 Canadian Apartment Properties
REIT 44,230
3,714 Extra Space Storage, Inc. 492,291
36,700 Link REIT 334,841
58,300 Mapletree Commercial Trust
a
92,113
2,782 Public Storage, Inc. 686,486
3,001 Quebecor, Inc. 80,571
Total 1,936,460
Utilities (6.1%)
5,451 American Electric Power
Company, Inc. 461,700

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.6%) Value
Utilities (6.1%) - continued
637 American Water Works Company,
Inc. $ 95,499
7,524 Consolidated Edison, Inc. 562,795
1,283 Dominion Energy, Inc. 97,457
273 DTE Energy Company 36,347
1,093 Duke Energy Corporation 105,507
13,141 Enel SPA 130,719
593 Eversource Energy 51,348
119,500 HK Electric Investments, Ltd. 118,734
21,000 Hong Kong and China Gas
Company, Ltd. 33,297
3,979 Iberdrola SA 51,357
6,862 NextEra Energy, Inc. 518,836
2,593 Southern Company 161,181
1,471 WEC Energy Group, Inc. 137,671
4,147 Xcel Energy, Inc. 275,817
Total 2,838,265
Total Common Stock
(cost $40,181,833) 45,712,438
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
449,903 Thrivent Cash Management Trust 449,903
Total Collateral Held for
Securities Loaned
(cost $449,903) 449,903
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
12,076 0.180% 120,759
Total Short-Term Investments
(cost $120,759) 120,759
Total Investments (cost
$40,752,495) 99.9% $46,283,100
Other Assets and Liabilities, Net
0.1% 67,373
Total Net Assets 100.0% $46,350,473
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 154,393
Total lending $154,393
Gross amount payable upon return of
collateral for securities loaned $449,903
Net amounts due to counterparty
$295,510
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,961,134 1,554,569 3,406,565 –
Consumer Discretionary 2,480,839 1,481,221 999,618 –
Consumer Staples 6,599,383 4,345,122 2,254,261 –
Energy 383,863 – 383,863 –
Financials 3,218,750 2,019,973 1,198,777 –
Health Care 8,378,522 5,777,798 2,408,135 192,589
Industrials 4,339,763 1,837,033 2,502,730 –
Information Technology 8,488,181 7,287,709 1,200,472 –
Materials 2,087,278 1,238,323 848,955 –
Real Estate 1,936,460 1,323,047 613,413 –
Utilities 2,838,265 2,504,158 334,107 –
Subtotal Investments in Securities $45,712,438 $29,368,953 $16,150,896 $192,589
Other Investments  * Total
Affiliated Short-Term Investments 120,759
Collateral Held for Securities Loaned 449,903
Subtotal Other Investments $570,662
Total Investments at Value $46,283,100
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,273 1,273 – –
Total Asset Derivatives $1,273 $1,273 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $20,462 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 3 June 2021 $ 251,177 $ 1,273
Total Futures Long Contracts $ 251,177 $ 1,273
Total Futures Contracts $ 251,177 $1,273

Low Volatility Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $1,886 $1,765 $121 12 0.3%
Total Affiliated Short-Term Investments – 121 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 159 396 105 450 450 1.0
Total Collateral Held for Securities Loaned 159 450 1.0
Total Value $159 $571
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $ 0
Total Value $– $– $–

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (4.5%)
1,763 Live Nation Entertainment, Inc.
a
$ 149,238
4,059 Match Group, Inc.
a
557,625
2,401 RingCentral, Inc.
a
715,210
1,707 Take-Two Interactive Software,
Inc.
a
301,627
Total 1,723,700
Consumer Discretionary (16.0%)
4,002 Aptiv plc
a
551,876
906 Bright Horizons Family Solutions,
Inc.
a
155,334
1,917 Burlington Stores, Inc.
a
572,800
4,210 Caesars Entertainment, Inc.
a
368,164
4,221 Chegg , Inc.
a
361,571
5,268 Chewy, Inc.
a,b
446,252
311 Chipotle Mexican Grill, Inc.
a
441,875
921 Domino's Pizza, Inc. 338,735
689 Etsy, Inc.
a
138,951
4,907 Farfetch , Ltd.
a
260,169
1,680 Five Below, Inc.
a
320,527
1,082 Lithia Motors, Inc. 422,077
126 NVR, Inc.
a
593,577
4,892 Planet Fitness, Inc.
a
378,152
1,484 Ulta Beauty, Inc.
a
458,808
4,140 Wyndham Hotels & Resorts, Inc. 288,889
Total 6,097,757
Consumer Staples (1.3%)
6,357 Lamb Weston Holdings, Inc. 492,540
Total 492,540
Financials (5.7%)
5,433 Arch Capital Group, Ltd.
a
208,464
2,606 Arthur J. Gallagher & Company 325,151
1,800 Kinsale Capital Group, Inc. 296,640
1,153 MSCI, Inc. 483,430
1,752 Signature Bank 396,127
5,045 Western Alliance Bancorp 476,450
Total 2,186,262
Health Care (19.4%)
10,152 ACADIA Pharmaceuticals, Inc.
a
261,922
5,256 Adaptive Biotechnologies
Corporation
a
211,607
1,318 Argenx SE ADR
a
362,964
2,198 Ascendis Pharma AS ADR
a
283,278
2,323 Biohaven Pharmaceutical Holding
Company, Ltd.
a
158,777
1,323 Bio- Techne Corporation 505,293
2,939 Catalent , Inc.
a
309,506
1,686 Dexcom , Inc.
a
605,932
9,970 GoodRx Holdings, Inc.
a,b
389,030
4,577 Guardant Health, Inc.
a
698,679
2,188 Immunocore Holdings plc ADR
a
93,143
2,649 Insulet Corporation
a
691,177
2,915 Ionis Pharmaceuticals, Inc.
a
131,058
3,128 LHC Group, Inc.
a
598,105
2,932 Nevro Corporation
a
409,014
1,106 Sarepta Therapeutics, Inc.
a
82,430
1,606 Teleflex, Inc. 667,229
1,647 Veeva Systems, Inc.
a
430,262
2,431 Zoetis, Inc. 382,834
3,354 Zymeworks , Inc.
a
105,919
Total 7,378,159
Shares Common Stock (98.2%) Value
Industrials (16.3%)
4,237 ASGN, Inc.
a
$ 404,379
3,126 Chart Industries, Inc.
a
444,986
1,951 Generac Holdings, Inc.
a
638,855
25,000 Howmet Aerospace, Inc.
a
803,250
1,666 IDEX Corporation 348,727
4,319 Mercury Systems, Inc.
a
305,138
2,144 Middleby Corporation
a
355,368
1,635 Old Dominion Freight Line, Inc. 393,070
3,866 Regal-Beloit Corporation 551,601
7,592 TransUnion 683,280
3,621 Trex Company, Inc.
a
331,466
2,892 United Rentals, Inc.
a
952,365
Total 6,212,485
Information Technology (28.3%)
4,982 Amphenol Corporation 328,663
9,363 Anaplan, Inc.
a
504,198
1,738 Atlassian Corporation plc
a
366,301
4,039 Bandwidth, Inc.
a
511,903
6,989 BigCommerce Holdings, Inc.
a
403,964
1,494 Coupa Software, Inc.
a
380,193
2,538 DocuSign, Inc.
a
513,818
9,014 Elastic NV
a
1,002,357
954 EPAM Systems, Inc.
a
378,442
2,983 Euronet Worldwide, Inc.
a
412,549
3,511 Global Payments, Inc. 707,747
503 Lam Research Corporation 299,406
4,849 Lumentum Holdings, Inc.
a
442,956
13,671 Medallia , Inc.
a
381,284
2,845 MKS Instruments, Inc. 527,520
1,971 Monolithic Power Systems, Inc. 696,177
1,377 Nice, Ltd. ADR
a
300,145
1,778 Okta , Inc.
a
391,925
1,805 Palo Alto Networks, Inc.
a
581,318
1,816 Qorvo , Inc.
a
331,783
478 ServiceNow , Inc.
a
239,053
13,376 STMicroelectronics NV ADR 512,702
299 Trade Desk, Inc.
a
194,846
2,050 Zscaler , Inc.
a
351,923
Total 10,761,173
Materials (2.3%)
1,695 Martin Marietta Materials, Inc. 569,215
1,225 Quaker Chemical Corporation 298,618
Total 867,833
Real Estate (4.4%)
1,762 Camden Property Trust 193,661
7,059 CBRE Group, Inc.
a
558,438
698 CoStar Group, Inc.
a
573,679
1,313 SBA Communications Corporation 364,423
Total 1,690,201
Total Common Stock
(cost $33,273,338) 37,410,110
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
816,670 Thrivent Cash Management Trust 816,670
Total Collateral Held for
Securities Loaned
(cost $816,670) 816,670

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
1,768 SPDR S&P Oil & Gas Exploration
ETF
b
$ 143,809
Total 143,809
Total Registered Investment
Companies (cost $112,912) 143,809
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
67,072 0.180% 670,720
Total Short-Term Investments
(cost $670,720) 670,720
Total Investments (cost
$34,873,640) 102.5% $39,041,309
Other Assets and Liabilities, Net
(2.5%) (939,693)
Total Net Assets 100.0% $38,101,616
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 829,646
Total lending $829,646
Gross amount payable upon return of
collateral for securities loaned $816,670
Net amounts due to counterparty
$(12,976)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF -
Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,723,700 1,723,700 – –
Consumer Discretionary 6,097,757 6,097,757 – –
Consumer Staples 492,540 492,540 – –
Financials 2,186,262 2,186,262 – –
Health Care 7,378,159 7,378,159 – –
Industrials 6,212,485 6,212,485 – –
Information Technology 10,761,173 10,761,173 – –
Materials 867,833 867,833 – –
Real Estate 1,690,201 1,690,201 – –
Registered Investment Companies
Unaffiliated 143,809 143,809 – –
Subtotal Investments in Securities $37,553,919 $37,553,919 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 670,720
Collateral Held for Securities Loaned 816,670
Subtotal Other Investments $1,487,390
Total Investments at Value $39,041,309
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $887 $9,310 $9,526 $671 67 1.8%
Total Affiliated Short-Term Investments 887 671 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 949 2,711 2,843 817 817 2.1
Total Collateral Held for Securities Loaned 949 817 2.1
Total Value $1,836 $1,488
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (1.7%)
1,444 Cable One, Inc. $ 2,640,152
28,688 Cinemark Holdings, Inc.
a,b
585,522
31,414 Iridium Communications, Inc.
b
1,295,827
11,575 John Wiley and Sons, Inc. 627,365
38,546 New York Times Company 1,951,199
58,395 Tegna, Inc. 1,099,578
26,476 Telephone & Data Systems, Inc. 607,889
12,425 World Wrestling Entertainment,
Inc. 674,180
18,725 Yelp, Inc.
b
730,275
Total 10,211,987
Consumer Discretionary (15.3%)
25,001 Adient plc
b
1,105,044
13,333 Adtalem Global Education, Inc.
b
527,187
39,762 American Eagle Outfitters, Inc.
a
1,162,641
14,647 AutoNation, Inc.
b
1,365,393
21,412 Boyd Gaming Corporation
b
1,262,452
20,676 Brunswick Corporation 1,971,870
40,155 Capri Holdings, Ltd.
b
2,047,905
11,711 Carter's, Inc.
b
1,041,459
7,677 Choice Hotels International, Inc. 823,665
9,206 Churchill Downs, Inc. 2,093,629
8,118 Columbia Sportswear Company 857,504
6,307 Cracker Barrel Old Country Store,
Inc. 1,090,354
38,461 Dana, Inc. 935,756
7,489 Deckers Outdoor Corporation
b
2,474,515
17,475 Dick's Sporting Goods, Inc. 1,330,721
14,854 Five Below, Inc.
b
2,833,995
27,705 Foot Locker, Inc. 1,558,406
11,113 Fox Factory Holding Corporation
b
1,412,018
64,778 Gentex Corporation 2,310,631
62,023 Goodyear Tire & Rubber
Company
b
1,089,744
1,073 Graham Holdings Company 603,498
12,461 Grand Canyon Education, Inc.
b
1,334,573
24,792 GrubHub, Inc.
b
1,487,520
48,761 H&R Block, Inc. 1,062,990
40,758 Harley-Davidson, Inc. 1,634,396
6,486 Helen of Troy, Ltd.
b
1,366,341
35,771 IAA, Inc.
b
1,972,413
6,069 Jack in the Box, Inc. 666,255
23,651 KB Home 1,100,481
41,912 Kohl's Corporation 2,498,374
14,543 Lear Corporation 2,635,919
7,080 Lithia Motors, Inc. 2,761,837
10,952 Marriott Vacations Worldwide
Corporation
b
1,907,619
92,561 Mattel, Inc.
b
1,843,815
6,737 Murphy USA, Inc. 973,901
28,946 Nordstrom, Inc.
b
1,096,185
15,130 Ollie's Bargain Outlet Holdings,
Inc.
b
1,316,310
8,754 Papa John's International, Inc. 775,955
62,841 Park Hotels & Resorts, Inc.
b
1,356,109
15,486 Polaris, Inc. 2,067,381
4,339 RH
b
2,588,647
14,962 Scientific Games Corporation
b
576,336
45,042 Service Corporation International 2,299,394
20,152 Six Flags Entertainment
Corporation
b
936,463
36,350 Skechers USA, Inc.
b
1,516,158
6,489 Strategic Education, Inc. 596,404
34,249 Taylor Morrison Home Corporation
b
1,055,212
Shares Common Stock (99.2%) Value
Consumer Discretionary (15.3%) - continued
50,769 Tempur Sealy International, Inc. $ 1,856,115
17,398 Texas Roadhouse, Inc.
b
1,669,164
14,719 Thor Industries, Inc. 1,983,238
29,786 Toll Brothers, Inc. 1,689,760
8,778 TopBuild Corporation
b
1,838,377
22,845 Travel + Leisure Company 1,397,200
31,691 Tri Pointe Homes, Inc.
b
645,229
25,629 TripAdvisor, Inc.
b
1,378,584
18,197 Urban Outfitters, Inc.
b
676,746
7,421 Visteon Corporation
b
904,991
12,654 Weight Watchers International,
Inc.
b
395,817
47,606 Wendy's Company 964,498
20,361 Williams-Sonoma, Inc. 3,648,691
7,893 Wingstop, Inc. 1,003,753
24,769 Wyndham Hotels & Resorts, Inc. 1,728,381
19,931 YETI Holdings, Inc.
b
1,439,218
Total 92,545,137
Consumer Staples (3.6%)
36,496 BJ's Wholesale Club Holdings,
Inc.
b
1,637,211
2,447 Boston Beer Company, Inc.
b
2,951,767
9,822 Casey's General Stores, Inc. 2,123,418
75,425 Coty, Inc.
b
679,579
43,227 Darling Ingredients, Inc.
b
3,180,643
15,449 Energizer Holdings, Inc. 733,210
52,341 Flowers Foods, Inc. 1,245,716
23,043 Grocery Outlet Holding
Corporation
b
850,056
21,779 Hain Celestial Group, Inc.
b
949,564
17,841 Ingredion, Inc. 1,604,263
5,200 Lancaster Colony Corporation 911,872
13,517 Nu Skin Enterprises, Inc. 714,914
12,948 Pilgrim's Pride Corporation
b
308,033
15,914 Post Holdings, Inc.
b
1,682,428
5,283 Sanderson Farms, Inc. 822,986
31,358 Sprouts Farmers Markets, Inc.
b
834,750
4,739 Tootsie Roll Industries, Inc.
a
157,003
14,859 TreeHouse Foods, Inc.
b
776,234
Total 22,163,647
Energy (1.3%)
76,071 Antero Midstream Corporation 686,921
49,563 ChampionX Corporation
b
1,077,004
27,331 Cimarex Energy Company 1,623,188
58,409 CNX Resources Corporation
b
858,612
74,133 EQT Corporation
b
1,377,391
108,438 Equitrans Midstream Corporation 884,854
38,384 Murphy Oil Corporation 629,882
16,782 World Fuel Services Corporation 590,727
Total 7,728,579
Financials (15.4%)
11,331 Affiliated Managers Group, Inc. 1,688,659
3,720 Alleghany Corporation
b
2,329,799
18,605 American Financial Group, Inc. 2,122,830
40,630 Associated Banc-Corp 867,044
25,634 BancorpSouth Bank 832,592
10,670 Bank of Hawaii Corporation 954,858
32,137 Bank OZK 1,312,796
23,230 Brighthouse Financial, Inc.
b
1,027,927
62,244 Brown & Brown, Inc. 2,845,173
19,869 Cathay General Bancorp 810,258
26,241 CIT Group, Inc. 1,351,674

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Financials (15.4%) - continued
35,795 CNO Financial Group, Inc. $ 869,461
28,013 Commerce Bancshares, Inc. 2,146,076
14,945 Cullen/Frost Bankers, Inc. 1,625,418
37,635 East West Bancorp, Inc. 2,777,463
29,999 Essent Group, Ltd. 1,424,652
11,172 Evercore, Inc. 1,471,799
85,477 F.N.B. Corporation 1,085,558
10,097 FactSet Research Systems, Inc. 3,115,833
25,016 Federated Hermes, Inc. 783,001
29,203 First American Financial
Corporation 1,654,350
37,816 First Financial Bankshares, Inc. 1,767,142
147,671 First Horizon Corporation 2,497,117
10,910 FirstCash, Inc. 716,460
43,161 Fulton Financial Corporation 735,032
134,522 Genworth Financial, Inc.
b
446,613
25,369 Glacier Bancorp, Inc. 1,448,063
23,062 Hancock Whitney Corporation 968,835
9,673 Hanover Insurance Group, Inc. 1,252,267
40,391 Home BancShares, Inc. 1,092,577
21,479 Interactive Brokers Group, Inc. 1,568,826
14,809 International Bancshares
Corporation 687,434
45,361 Janus Henderson Group plc 1,412,995
53,832 Jefferies Financial Group, Inc. 1,620,343
16,357 Kemper Corporation 1,303,980
5,691 Kinsale Capital Group, Inc. 937,877
2,897 LendingTree, Inc.
a,b
617,061
7,064 Mercury General Corporation 429,562
48,856 Navient Corporation 699,129
123,806 New York Community Bancorp,
Inc. 1,562,432
75,206 Old Republic International
Corporation 1,642,499
31,053 PacWest Bancorp 1,184,672
20,202 Pinnacle Financial Partners, Inc. 1,791,109
10,460 Primerica, Inc. 1,546,197
18,005 PROG Holdings, Inc. 779,436
24,706 Prosperity Bancshares, Inc. 1,850,232
18,071 Reinsurance Group of America,
Inc. 2,277,850
13,483 RenaissanceRe Holdings, Ltd. 2,160,651
10,562 RLI Corporation 1,178,402
31,668 SEI Investments Company 1,929,531
15,920 Selective Insurance Group, Inc. 1,154,837
15,172 Signature Bank 3,430,389
89,099 SLM Corporation 1,601,109
51,431 Sterling Bancorp 1,183,942
27,907 Stifel Financial Corporation 1,787,722
39,517 Synovus Financial Corporation 1,807,903
40,570 TCF Financial Corporation 1,884,882
13,418 Texas Capital Bancshares, Inc.
b
951,605
16,857 Trustmark Corporation 567,407
11,528 UMB Financial Corporation 1,064,380
58,596 Umpqua Holdings Corporation 1,028,360
34,288 United Bankshares, Inc. 1,322,831
107,832 Valley National Bancorp 1,481,612
19,720 Washington Federal, Inc. 607,376
24,004 Webster Financial Corporation 1,322,860
15,124 Wintrust Financial Corporation 1,146,399
Total 93,545,159
Health Care (11.1%)
23,671 Acadia Healthcare Company, Inc.
b
1,352,561
8,733 Amedisys, Inc.
b
2,312,411
Shares Common Stock (99.2%) Value
Health Care (11.1%) - continued
27,593 Arrowhead Research Corporation
b
$ 1,829,692
12,751 Avanos Medical, Inc.
b
557,729
10,315 Bio-Techne Corporation 3,939,608
10,000 Cantel Medical Corporation
b
798,400
13,231 Charles River Laboratories
International, Inc.
b
3,834,741
4,262 Chemed Corporation 1,959,753
12,044 Emergent Biosolutions, Inc.
b
1,119,008
26,390 Encompass Health Corporation 2,161,341
82,942 Exelixis, Inc.
b
1,873,660
20,546 Globus Medical, Inc.
b
1,267,072
13,511 Haemonetics Corporation
b
1,499,856
33,805 Halozyme Therapeutics, Inc.
b
1,409,331
22,044 HealthEquity, Inc.
b
1,498,992
17,642 Hill-Rom Holdings, Inc. 1,949,088
5,226 ICU Medical, Inc.
b
1,073,629
18,841 Integra LifeSciences Holdings
Corporation
b
1,301,725
14,974 Jazz Pharmaceuticals, Inc.
b
2,461,276
8,399 LHC Group, Inc.
b
1,605,973
4,416 Ligand Pharmaceuticals, Inc.
a,b
673,219
12,937 LivaNova plc
b
953,845
13,517 Masimo Corporation
b
3,104,314
7,315 Medpace Holdings, Inc.
b
1,200,026
15,419 Molina Healthcare, Inc.
b
3,604,345
48,433 Nektar Therapeutics
b
968,660
14,155 Neogen Corporation
b
1,258,238
24,975 Neurocrine Biosciences, Inc.
b
2,428,819
13,659 NuVasive, Inc.
b
895,484
23,121 Patterson Companies, Inc. 738,716
9,012 Penumbra, Inc.
a,b
2,438,467
17,159 PRA Health Sciences, Inc.
b
2,630,990
10,238 Quidel Corporation
b
1,309,747
13,542 Repligen Corporation
b
2,632,700
12,379 STAAR Surgical Company
b
1,304,870
21,974 Syneos Health, Inc.
b
1,666,728
28,232 Tenet Healthcare Corporation
b
1,468,064
11,842 United Therapeutics Corporation
b
1,980,811
Total 67,063,889
Industrials (17.3%)
9,578 Acuity Brands, Inc. 1,580,370
39,269 AECOM
b
2,517,536
16,398 AGCO Corporation 2,355,573
14,090 ASGN, Inc.
b
1,344,750
13,740 Avis Budget Group, Inc.
b
996,700
16,957 Axon Enterprise, Inc.
b
2,415,016
13,163 Brink's Company 1,042,904
54,880 Builders FirstSource, Inc.
b
2,544,786
14,167 Carlisle Companies, Inc. 2,331,605
13,402 Clean Harbors, Inc.
b
1,126,572
30,656 Colfax Corporation
b
1,343,039
13,144 Crane Company 1,234,353
10,883 Curtiss-Wright Corporation 1,290,724
33,530 Donaldson Company, Inc. 1,950,105
8,139 Dycom Industries, Inc.
b
755,706
14,568 EMCOR Group, Inc. 1,633,947
11,348 EnerSys 1,030,398
34,634 Flowserve Corporation 1,344,146
33,304 Fluor Corporation
b
768,989
9,103 FTI Consulting, Inc.
b
1,275,421
9,331 GATX Corporation 865,357
44,867 Graco, Inc. 3,213,375
19,863 Healthcare Services Group, Inc. 556,760
15,680 Herman Miller, Inc. 645,232

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Industrials (17.3%) - continued
22,225 Hexcel Corporation
b
$ 1,244,600
14,435 Hubbell, Inc. 2,697,757
9,448 Insperity, Inc. 791,176
22,996 ITT Corporation 2,090,566
84,016 JetBlue Airways Corporation
b
1,708,885
34,481 KAR Auction Services, Inc.
b
517,215
37,443 KBR, Inc. 1,437,437
22,207 Kennametal, Inc. 887,614
15,974 Kirby Corporation
b
962,913
32,588 Knight-Swift Transportation
Holdings, Inc. 1,567,157
10,205 Landstar System, Inc. 1,684,437
9,129 Lennox International, Inc. 2,844,505
15,861 Lincoln Electric Holdings, Inc. 1,949,951
14,620 Manpower, Inc. 1,445,918
14,994 MasTec, Inc.
b
1,404,938
14,925 Mercury Systems, Inc.
b
1,054,451
14,791 Middleby Corporation
b
2,451,608
9,664 MSA Safety, Inc. 1,449,793
12,420 MSC Industrial Direct Company,
Inc. 1,120,160
14,367 Nordson Corporation 2,854,436
44,711 nVent Electric plc 1,247,884
18,180 Oshkosh Corporation 2,157,239
27,894 Owens Corning, Inc. 2,568,758
10,799 Regal-Beloit Corporation 1,540,801
14,276 Ryder System, Inc. 1,079,979
11,521 Simpson Manufacturing Company,
Inc. 1,195,073
24,354 Stericycle, Inc.
b
1,644,139
42,547 Sunrun, Inc.
b
2,573,243
18,450 Terex Corporation 849,991
14,417 Tetra Tech, Inc. 1,956,675
18,115 Timken Company 1,470,395
28,611 Toro Company 2,950,939
30,785 Trex Company, Inc.
b
2,818,059
21,831 Trinity Industries, Inc. 621,965
45,032 Univar, Inc.
b
969,989
5,640 Valmont Industries, Inc. 1,340,459
44,808 Vontier Corporation
b
1,356,338
8,738 Watsco, Inc. 2,278,433
15,188 Werner Enterprises, Inc. 716,418
15,587 Woodward, Inc. 1,880,260
27,171 XPO Logistics, Inc.
b
3,350,184
Total 104,896,102
Information Technology (14.7%)
31,142 ACI Worldwide, Inc.
b
1,184,953
13,211 Alliance Data Systems Corporation 1,480,821
28,465 Amkor Technology, Inc. 674,905
19,833 Arrow Electronics, Inc.
b
2,197,893
26,440 Avnet, Inc. 1,097,524
11,872 Belden, Inc. 526,761
12,862 Blackbaud, Inc.
b
914,231
19,731 Brooks Automation, Inc. 1,611,036
6,708 CACI International, Inc.
b
1,654,595
32,369 CDK Global, Inc. 1,749,868
34,812 Ceridian HCM Holding, Inc.
b
2,933,607
41,249 Ciena Corporation
b
2,257,145
15,431 Cirrus Logic, Inc.
b
1,308,394
7,754 CMC Materials, Inc. 1,370,830
46,797 Cognex Corporation 3,883,683
6,500 Coherent, Inc.
b
1,643,785
12,494 CommVault Systems, Inc.
b
805,863
11,054 Concentrix Corporation
b
1,655,005
Shares Common Stock (99.2%) Value
Information Technology (14.7%) - continued
19,447 CoreLogic, Inc. $ 1,541,175
30,636 Cree, Inc.
b
3,312,671
7,772 Fair Isaac Corporation
b
3,777,581
22,540 First Solar, Inc.
b
1,967,742
27,851 II-VI, Inc.
b
1,904,173
8,196 InterDigital, Inc. 520,036
11,288 j2 Global, Inc.
b
1,352,980
36,003 Jabil, Inc. 1,877,916
6,523 Littelfuse, Inc. 1,724,942
17,790 LiveRamp Holding, Inc.
b
922,945
20,125 Lumentum Holdings, Inc.
b
1,838,419
16,962 Manhattan Associates, Inc.
b
1,991,000
16,337 MAXIMUS, Inc. 1,454,646
14,681 MKS Instruments, Inc. 2,722,151
34,988 National Instruments Corporation 1,510,957
34,587 NCR Corporation
b
1,312,577
19,524 NetScout Systems, Inc.
b
549,796
9,974 Paylocity Holding Corporation
b
1,793,624
36,397 Perspecta, Inc. 1,057,333
27,948 PTC, Inc.
b
3,847,042
8,964 Qualys, Inc.
b
939,248
84,361 Sabre Corporation
b
1,249,386
24,307 SailPoint Technologies Holdings,
Inc.
b
1,230,906
15,479 Science Applications International
Corporation 1,293,890
17,281 Semtech Corporation
b
1,192,389
11,677 Silicon Laboratories, Inc.
b
1,647,274
13,713 Solaredge Technology, Ltd.
b
3,941,665
9,286 Synaptics, Inc.
b
1,257,510
10,974 SYNNEX Corporation 1,260,254
28,978 Teradata Corporation
b
1,116,812
11,397 Universal Display Corporation 2,698,468
17,301 ViaSat, Inc.
a,b
831,659
35,261 Vishay Intertechnology, Inc. 849,085
11,748 WEX, Inc.
b
2,457,917
44,362 Xerox Holdings Corporation 1,076,666
Total 88,973,734
Materials (6.4%)
17,324 AptarGroup, Inc. 2,454,291
14,515 Ashland Global Holdings, Inc. 1,288,497
24,270 Avient Corporation 1,147,243
15,052 Cabot Corporation 789,327
43,911 Chemours Company 1,225,556
122,018 Cleveland-Cliffs, Inc. 2,453,782
31,920 Commercial Metals Company 984,413
9,032 Compass Minerals International,
Inc. 566,487
14,640 Domtar Corporation 540,948
11,149 Eagle Materials, Inc. 1,498,537
7,052 Greif, Inc. 401,964
10,775 Ingevity Corporation
b
813,836
28,315 Louisiana-Pacific Corporation 1,570,350
8,998 Minerals Technologies, Inc. 677,729
1,945 NewMarket Corporation 739,411
37,960 Olin Corporation 1,441,341
16,909 Reliance Steel & Aluminum
Company 2,575,072
17,442 Royal Gold, Inc. 1,877,108
34,588 RPM International, Inc. 3,176,908
10,810 Scotts Miracle-Gro Company 2,648,126
11,277 Sensient Technologies Corporation 879,606
20,774 Silgan Holdings, Inc. 873,131
26,710 Sonoco Products Company 1,690,743

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Materials (6.4%) - continued
53,291 Steel Dynamics, Inc. $ 2,705,051
69,778 United States Steel Corporation
a
1,826,090
48,231 Valvoline, Inc. 1,257,382
9,159 Worthington Industries, Inc. 614,477
Total 38,717,406
Real Estate (9.0%)
36,592 American Campus Communities,
Inc. 1,579,677
39,576 Apartment Income REIT
Corporation 1,692,270
78,895 Brixmor Property Group, Inc. 1,596,046
25,937 Camden Property Trust 2,850,736
11,370 CoreSite Realty Corporation 1,362,694
29,823 Corporate Office Properties Trust 785,240
39,496 Cousins Properties, Inc. 1,396,184
32,024 CyrusOne, Inc. 2,168,665
43,848 Douglas Emmett, Inc. 1,376,827
10,544 EastGroup Properties, Inc. 1,510,744
19,877 EPR Properties 926,069
34,328 First Industrial Realty Trust, Inc. 1,571,879
37,152 Healthcare Realty Trust, Inc. 1,126,449
27,627 Highwoods Properties, Inc. 1,186,303
40,132 Hudson Pacific Properties, Inc. 1,088,781
29,388 JBG SMITH Properties 934,245
13,588 Jones Lang LaSalle, Inc.
b
2,432,796
28,152 Kilroy Realty Corporation 1,847,616
22,994 Lamar Advertising Company 2,159,596
20,061 Life Storage, Inc. 1,724,243
30,859 Macerich Company 361,050
154,192 Medical Properties Trust, Inc. 3,281,206
90,009 MGIC Investment Corporation 1,246,625
46,596 National Retail Properties, Inc. 2,053,486
61,617 Omega Healthcare Investors, Inc. 2,257,031
34,910 Pebblebrook Hotel Trust 847,964
55,985 Physicians Realty Trust 989,255
17,790 PotlatchDeltic Corporation 941,447
5,335 PS Business Parks, Inc. 824,684
36,641 Rayonier, Inc. REIT 1,181,672
34,941 Rexford Industrial Realty, Inc. 1,761,026
56,020 Sabra Health Care REIT, Inc. 972,507
43,818 Service Properties Trust 519,681
18,437 SL Green Realty Corporation 1,290,406
30,536 Spirit Realty Capital, Inc. 1,297,780
63,770 Store Capital Corporation 2,136,295
29,243 Urban Edge Properties 483,094
31,923 Weingarten Realty Investors 859,048
Total 54,621,317
Utilities (3.4%)
13,817 ALLETE, Inc. 928,364
16,694 Black Hills Corporation 1,114,658
59,366 Essential Utilities, Inc. 2,656,629
29,026 Hawaiian Electric Industries, Inc. 1,289,625
13,417 IDACORP, Inc. 1,341,298
53,309 MDU Resources Group, Inc. 1,685,097
24,236 National Fuel Gas Company 1,211,558
25,588 New Jersey Resources
Corporation 1,020,194
13,456 NorthWestern Corporation 877,331
53,175 OGE Energy Corporation 1,720,743
14,155 ONE Gas, Inc. 1,088,661
22,819 PNM Resources, Inc. 1,119,272
15,213 Southwest Gas Holdings, Inc. 1,045,285
13,735 Spire, Inc. 1,014,879
Shares Common Stock (99.2%) Value
Utilities (3.4%) - continued
55,444 UGI Corporation $ 2,273,758
Total 20,387,352
Total Common Stock
(cost $404,316,491) 600,854,309
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
6,541,400 Thrivent Cash Management Trust 6,541,400
Total Collateral Held for
Securities Loaned
(cost $6,541,400) 6,541,400
Shares or
Principal
Amount Short-Term Investments ( 0.7% ) Value
Federal Home Loan Bank Discount
Notes
700,000 0.085%, 4/7/2021
c,d
700,000
Thrivent Core Short-Term Reserve
Fund
362,529 0.180% 3,625,295
Total Short-Term Investments
(cost $4,325,285) 4,325,295
Total Investments (cost
$415,183,176) 101.0% $611,721,004
Other Assets and Liabilities, Net
(1.0%) (6,140,758)
Total Net Assets 100.0% $605,580,246
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 6,558,403
Total lending $6,558,403
Gross amount payable upon return of
collateral for securities loaned $6,541,400
Net amounts due to counterparty
$(17,003)
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,211,987 10,211,987 – –
Consumer Discretionary 92,545,137 92,545,137 – –
Consumer Staples 22,163,647 22,163,647 – –
Energy 7,728,579 7,728,579 – –
Financials 93,545,159 93,545,159 – –
Health Care 67,063,889 67,063,889 – –
Industrials 104,896,102 104,896,102 – –
Information Technology 88,973,734 88,973,734 – –
Materials 38,717,406 38,717,406 – –
Real Estate 54,621,317 54,621,317 – –
Utilities 20,387,352 20,387,352 – –
Short-Term Investments 700,000 – 700,000 –
Subtotal Investments in Securities $601,554,309 $600,854,309 $700,000 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,625,295
Collateral Held for Securities Loaned 6,541,400
Subtotal Other Investments $10,166,695
Total Investments at Value $611,721,004
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 16,472 16,472 – –
Total Liability Derivatives $16,472 $16,472 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $500,000 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 18 June 2021 $ 4,706,012 ( $ 16,472)
Total Futures Long Contracts $ 4,706,012 ( $ 16,472)
Total Futures Contracts $ 4,706,012 ($16,472)

Mid Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $6,420 $14,631 $17,426 $3,625 363 0.6%
Total Affiliated Short-Term Investments 6,420 3,625 0.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,987 15,542 14,988 6,541 6,541 1.1
Total Collateral Held for Securities Loaned 5,987 6,541 1.1
Total Value $12,407 $10,166
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $–

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (2.5%)
802,842 DISH Network Corporation
a
$ 29,062,880
254,928 Zillow Group, Inc.
a
33,492,441
Total 62,555,321
Consumer Discretionary (14.1%)
286,386 Aptiv plc
a
39,492,629
376,665 Caesars Entertainment, Inc.
a
32,939,354
134,667 Domino's Pizza, Inc. 49,529,176
215,583 Expedia Group, Inc.
a
37,106,146
875,906 Harley-Davidson, Inc. 35,123,831
171,984 Lululemon Athletica , Inc.
a
52,749,213
14,222 NVR, Inc.
a
66,998,846
54,143 RH
a,b
32,301,714
Total 346,240,909
Consumer Staples (3.6%)
1,334,108 Hain Celestial Group, Inc.
a
58,167,109
379,225 Lamb Weston Holdings, Inc. 29,382,353
Total 87,549,462
Energy (2.2%)
1,282,623 Devon Energy Corporation 28,025,312
367,613 Valero Energy Corporation 26,321,091
Total 54,346,403
Financials (17.2%)
1,231,124 Ally Financial, Inc. 55,659,116
867,446 Arch Capital Group, Ltd.
a
33,283,903
852,722 Assured Guaranty, Ltd. 36,053,086
1,604,165 Equitable Holdings, Inc. 52,327,862
2,396,703 KeyCorp 47,886,126
230,838 Kinsale Capital Group, Inc. 38,042,103
1,253,743 Radian Group, Inc. 29,149,525
819,255 Western Alliance Bancorp 77,370,442
960,559 Zions Bancorporations NA 52,792,323
Total 422,564,486
Health Care (8.6%)
55,947 Align Technology, Inc.
a
30,296,979
140,871 Amedisys , Inc.
a
37,301,232
282,165 Catalent , Inc.
a
29,714,796
365,340 Edwards Lifesciences Corporation
a
30,557,037
532,862 NuVasive , Inc.
a
34,934,433
157,297 Quidel Corporation
a
20,123,005
394,236 Syneos Health, Inc.
a
29,902,801
Total 212,830,283
Industrials (18.7%)
455,661 Advanced Drainage Systems, Inc. 47,110,791
528,494 Altra Industrial Motion Corporation 29,236,288
263,682 Heico Corporation 33,171,196
1,287,715 Howmet Aerospace, Inc.
a
41,374,283
691,714 Nutrien , Ltd. 37,276,467
203,596 Old Dominion Freight Line, Inc. 48,946,514
227,481 Regal-Beloit Corporation 32,456,989
838,479 Southwest Airlines Company
a
51,197,528
609,981 Timken Company 49,512,158
274,024 United Rentals, Inc.
a
90,238,843
Total 460,521,057
Information Technology (13.0%)
334,588 Alliance Data Systems Corporation 37,503,969
133,325 ANSYS, Inc.
a
45,271,837
712,300 Calix, Inc.
a
24,688,318
Shares Common Stock (96.8%) Value
Information Technology (13.0%) - continued
634,580 Ciena Corporation
a
$ 34,724,218
1,199,837 Dropbox, Inc.
a
31,987,654
166,322 Enphase Energy, Inc.
a
26,970,776
125,826 Nice, Ltd. ADR
a,b
27,426,293
2,119,110 Nuance Communications, Inc.
a
92,477,960
Total 321,051,025
Materials (3.4%)
494,304 Ball Corporation 41,887,321
815,685 Steel Dynamics, Inc. 41,404,171
Total 83,291,492
Real Estate (7.3%)
213,106 Alexandria Real Estate Equities,
Inc. 35,013,316
315,064 Camden Property Trust 34,628,684
208,744 Digital Realty Trust, Inc. 29,399,505
719,837 Douglas Emmett, Inc. 22,602,882
684,714 Duke Realty Corporation 28,710,058
1,665,874 Host Hotels & Resorts, Inc.
a
28,069,977
Total 178,424,422
Utilities (6.2%)
986,972 Alliant Energy Corporation 53,454,403
1,656,372 CenterPoint Energy, Inc. 37,516,826
612,134 Entergy Corporation 60,888,969
Total 151,860,198
Total Common Stock
(cost $1,561,987,834) 2,381,235,058
Shares
Collateral Held for Securities
Loaned ( 1.5% ) Value
36,834,975 Thrivent Cash Management Trust 36,834,975
Total Collateral Held for
Securities Loaned
(cost $36,834,975) 36,834,975
Shares Short-Term Investments ( 3.2% ) Value
Thrivent Core Short-Term Reserve
Fund
7,950,144 0.180% 79,501,440
Total Short-Term Investments
(cost $79,472,453) 79,501,440
Total Investments (cost
$1,678,295,262) 101.5% $2,497,571,473
Other Assets and Liabilities, Net
(1.5%) (36,080,538)
Total Net Assets 100.0% $2,461,490,935
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 36,166,787
Total lending $36,166,787
Gross amount payable upon return of
collateral for securities loaned $36,834,975
Net amounts due to counterparty
$668,188
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 62,555,321 62,555,321 – –
Consumer Discretionary 346,240,909 346,240,909 – –
Consumer Staples 87,549,462 87,549,462 – –
Energy 54,346,403 54,346,403 – –
Financials 422,564,486 422,564,486 – –
Health Care 212,830,283 212,830,283 – –
Industrials 460,521,057 460,521,057 – –
Information Technology 321,051,025 321,051,025 – –
Materials 83,291,492 83,291,492 – –
Real Estate 178,424,422 178,424,422 – –
Utilities 151,860,198 151,860,198 – –
Subtotal Investments in Securities $2,381,235,058 $2,381,235,058 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 79,501,440
Collateral Held for Securities Loaned 36,834,975
Subtotal Other Investments $116,336,415
Total Investments at Value $2,497,571,473
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $54,297 $142,794 $117,590 $79,501 7,950 3.2%
Total Affiliated Short-Term Investments 54,297 79,501 3.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 61,951 22,727 47,843 36,835 36,835 1.5
Total Collateral Held for Securities Loaned 61,951 36,835 1.5
Total Value $116,248 $116,336
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $36
Total Income/Non Income Cash from Affiliated
Investments $36
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $– $– $–

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 95.7% ) Value
Communications Services (5.6%)
4,163 Discovery, Inc., Class A
a
$ 180,924
9,864 Imax Corporation 198,266
7,873 Interpublic Group of Companies,
Inc. 229,892
4,264 Playtika Holding Corporation
a
116,023
Total 725,105
Consumer Discretionary (13.1%)
989 Aptiv plc
a
136,383
2,317 Cedar Fair, LP
a
115,108
2,484 Dollar Tree, Inc.
a
284,319
2,513 eBay, Inc. 153,896
1,469 Lear Corporation 266,256
1,089 Mohawk Industries, Inc.
a
209,426
1,502 Polaris, Inc. 200,517
5,096 Tapestry, Inc.
a
210,006
1,860 Wyndham Hotels & Resorts, Inc. 129,791
Total 1,705,702
Consumer Staples (4.5%)
8,782 Albertsons Companies, Inc.
b
167,473
1,201 Church & Dwight Company, Inc. 104,907
3,985 Hain Celestial Group, Inc.
a
173,746
1,809 Sysco Corporation 142,441
Total 588,567
Energy (5.5%)
5,379 Enterprise Products Partners, LP 118,445
6,664 Helmerich & Payne, Inc. 179,661
2,624 Marathon Petroleum Corporation 140,358
1,780 Pioneer Natural Resources
Company 282,700
Total 721,164
Financials (19.5%)
2,217 Capital One Financial Corporation 282,069
1,677 Cboe Global Markets, Inc. 165,503
2,706 Comerica, Inc. 194,129
5,807 Equitable Holdings, Inc. 189,424
4,858 Hartford Financial Services Group,
Inc. 324,466
1,731 Raymond James Financial, Inc. 212,151
3,082 Selective Insurance Group, Inc. 223,568
4,854 Trustmark Corporation 163,386
3,232 Voya Financial, Inc. 205,685
4,469 Wintrust Financial Corporation 338,750
4,314 Zions Bancorporations NA 237,097
Total 2,536,228
Health Care (7.4%)
2,117 Acadia Healthcare Company, Inc.
a
120,965
2,642 Centene Corporation
a
168,850
1,597 Ionis Pharmaceuticals, Inc.
a
71,801
3,154 NuVasive , Inc.
a
206,776
2,354 Syneos Health, Inc.
a
178,551
1,357 Zimmer Biomet Holdings, Inc. 217,229
Total 964,172
Industrials (12.8%)
1,720 AGCO Corporation 247,078
1,677 Carlisle Companies, Inc. 276,001
3,274 Crane Company 307,461
1,007 JB Hunt Transport Services, Inc. 169,247
836 Lincoln Electric Holdings, Inc. 102,778
Shares Common Stock (95.7%) Value
Industrials (12.8%) - continued
4,881 Meritor, Inc.
a
$ 143,599
2,558 Robert Half International, Inc. 199,703
3,534 Southwest Airlines Company
a
215,786
Total 1,661,653
Information Technology (9.4%)
3,819 Jabil, Inc. 199,199
8,136 Juniper Networks, Inc. 206,085
5,335 NCR Corporation
a
202,463
6,478 ON Semiconductor Corporation
a
269,550
1,387 PTC, Inc.
a
190,920
2,237 Western Digital Corporation 149,320
Total 1,217,537
Materials (7.5%)
9,056 Axalta Coating Systems, Ltd.
a
267,877
4,932 Berry Plastics Group, Inc.
a
302,825
2,724 CF Industries Holdings, Inc. 123,615
1,488 LyondellBasell Industries NV 154,826
1,536 Nucor Corporation 123,295
Total 972,438
Real Estate (6.4%)
1,173 Camden Property Trust 128,925
3,049 CBRE Group, Inc.
a
241,206
3,341 Highwoods Properties, Inc. 143,463
12,171 Host Hotels & Resorts, Inc.
a
205,081
3,476 Rayonier, Inc. REIT 112,101
Total 830,776
Utilities (4.0%)
2,426 Alliant Energy Corporation 131,392
8,541 CenterPoint Energy, Inc. 193,454
3,348 Evergy , Inc. 199,306
Total 524,152
Total Common Stock
(cost $10,183,435) 12,447,494
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
171,275 Thrivent Cash Management Trust 171,275
Total Collateral Held for
Securities Loaned
(cost $171,275) 171,275
Shares
Registered Investment
Companies ( 1.1% ) Value
Unaffiliated  (1.1%)
3,418 Fidelity US Utilities ETF 141,813
Total 141,813
Total Registered Investment
Companies (cost $133,191) 141,813
Total Investments (cost
$10,487,901) 98.1% $12,760,582
Other Assets and Liabilities, Net
1.9% 240,894
Total Net Assets 100.0% $13,001,476

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 162,095
Total lending $162,095
Gross amount payable upon return of
collateral for securities loaned $171,275
Net amounts due to counterparty
$9,180
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 725,105 725,105 – –
Consumer Discretionary 1,705,702 1,705,702 – –
Consumer Staples 588,567 588,567 – –
Energy 721,164 721,164 – –
Financials 2,536,228 2,536,228 – –
Health Care 964,172 964,172 – –
Industrials 1,661,653 1,661,653 – –
Information Technology 1,217,537 1,217,537 – –
Materials 972,438 972,438 – –
Real Estate 830,776 830,776 – –
Utilities 524,152 524,152 – –
Registered Investment Companies
Unaffiliated 141,813 141,813 – –
Subtotal Investments in Securities $12,589,307 $12,589,307 $– $–
Other Investments  * Total
Collateral Held for Securities Loaned 171,275
Subtotal Other Investments $171,275
Total Investments at Value $12,760,582
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $91 $5,253 $5,344 $– – –
Total Affiliated Short-Term Investments 91 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 199 926 954 171 171 1.3%
Total Collateral Held for Securities Loaned 199 171 1.3
Total Value $290 $171
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $–

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.3% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 695,337
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 690,873
Chemours Company, Term Loan
982,975
1.860%,  (LIBOR 1M +
1.750%), 4/3/2025
b
952,670
Hexion, Inc., Term Loan
821,637
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
821,128
INEOS US Petrochem, LLC, Term
Loan
1,330,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
1,325,012
Innophos Holdings, Inc., Term
Loan
821,700
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
818,619
Nouryon USA, LLC, Term Loan
1,943,226
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,912,056
Pixelle Specialty Solutions, LLC,
Term Loan
958,371
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
957,374
PQ Corporation, Term Loan
695,462
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
695,170
Venator Finance SARL, Term Loan
937,571
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
923,901
Total 9,096,803
Capital Goods (0.2%)
Flex Acquisition Company, Inc.,
Term Loan
1,788,401
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,757,104
750,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
739,808
Gemini HDPE, LLC, Term Loan
1,175,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,168,396
GFL Environmental, Inc., Term
Loan
1,221,938
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,221,937
Graham Packaging Company,
Inc., Term Loan
1,240,000
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,231,407
Mauser Packaging Solutions
Holding Company, Term Loan
1,266,506
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,238,010
MI Windows and Doors, Inc., Term
Loan
1,102,238
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,105,687
Pactiv Evergreen Group Holdings,
Inc., Term Loan
290,549
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
289,143
Principal
Amount Bank Loans (1.3%)
a
Value
Capital Goods (0.2%) - continued
$ 997,500
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 985,530
TransDigm, Inc., Term Loan
2,881,068
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,818,636
TricorBraun Holdings, Inc.,
Delayed Draw
284,621
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
281,656
TricorBraun Holdings, Inc., Term
Loan
1,265,379
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
1,252,194
Vertiv Group Corporation, Term
Loan
4,284,263
2.869%,  (LIBOR 3M +
2.750%), 3/2/2027
b
4,247,675
Total 18,337,183
Communications Services (0.3%)
Altice France SA, Term Loan
851,812
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
834,316
Cablevision Lightpath, LLC, Term
Loan
1,172,063
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,169,132
CCI Buyer, Inc., Term Loan
300,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
300,282
CommScope, Inc., Term Loan
1,563,098
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,551,453
Diamond Sports Group, LLC, Term
Loan
1,232,292
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
841,039
E.W. Scripps Company, Term Loan
1,147,125
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
1,141,929
Eagle Broadband Investments,
LLC, Term Loan
1,955,100
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,948,590
Entercom Media Corporation, Term
Loan
1,108,994
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,083,210
GCI, LLC, Term Loan
1,466,677
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
1,458,127
HCP Acquisition, LLC, Term Loan
1,540,133
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
1,536,745
iHeartCommunications, Inc., Term
Loan
955,326
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
942,935
Intermediate Dutch Holdings, Term
Loan
1,095,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,c,d
1,090,072

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Communications Services (0.3%) - continued
Lumen Technologies, Inc., Term
Loan
$ 1,437,252
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,c,d
$ 1,420,451
Meredith Corporation, Term Loan
1,009,912
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
1,024,011
NEP Group, Inc., Term Loan
1,324,512
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,282,380
195,000
7.109%,  (LIBOR 1M +
7.000%), 10/19/2026
b
178,587
Nexstar Broadcasting, Inc., Term
Loan
1,863,576
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,847,978
Nielsen Finance, LLC, Term Loan
528,212
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
529,120
Peraton Corporation, Delayed
Draw
1,020,000
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
1,019,153
Peraton Corporation, Term Loan
580,000
4.500%,  (LIBOR 3M +
3.750%), 2/1/2028
b
579,519
Radiate Holdco, LLC, Term Loan
2,778,038
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,775,204
Terrier Media Buyer, Inc., Term
Loan
1,625,925
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,609,893
TNS, Inc., Term Loan
1,477,013
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
1,469,007
WideOpenWest Finance, LLC,
Term Loan
1,506,148
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,500,786
Xplornet Communications, Inc.,
Term Loan
1,206,261
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,205,320
Ziggo Financing Partnership, Term
Loan
785,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
776,436
Total 31,115,675
Consumer Cyclical (0.2%)
1011778 B.C., LLC, Term Loan
1,714,359
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,c,d
1,681,684
Caesars Resort Collection, LLC,
Term Loan
1,557,175
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,559,121
Carnival Corporation, Term Loan
781,065
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
804,497
Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Cyclical (0.2%) - continued
Cengage Learning, Inc., Term
Loan
$ 771,207
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
$ 762,053
City Brewing Company, LLC, Term
Loan
220,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,c,d
218,900
CP Atlas Buyer, Inc., Term Loan
1,065,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
1,057,183
Golden Entertainment, Inc., Term
Loan
2,692,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,651,965
Golden Nugget, LLC, Term Loan
813,492
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
799,866
Harbor Freight Tools USA, Inc.,
Term Loan
1,516,200
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
1,513,441
LCPR Loan Financing, LLC, Term
Loan
1,070,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,c,d
1,071,337
Michaels Stores, Inc., Term Loan
1,109,425
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
1,107,761
Penn National Gaming, Inc., Term
Loan
1,668,051
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,658,927
Scientific Games International,
Inc., Term Loan
5,236,131
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,131,042
Staples, Inc., Term Loan
273,413
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
268,513
886,652
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
863,750
Stars Group Holdings BV, Term
Loan
1,416,960
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,417,753
Tenneco, Inc., Term Loan
1,167,092
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,135,288
Truck Hero, Inc., Term Loan
285,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
284,091
Wyndham Hotels & Resorts, Inc.,
Term Loan
901,875
1.859%,  (LIBOR 1M +
1.750%), 5/30/2025
b
891,603
Total 24,878,775
Consumer Non-Cyclical (0.2%)
Adient US, LLC, Term Loan
935,241
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
934,071

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 2,421,775
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 2,412,596
Bellring Brands, LLC, Term Loan
1,148,068
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
1,153,326
Chobani, LLC, Term Loan
601,975
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
601,072
CNT Holdings I Corporation, Term
Loan
785,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
782,794
220,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
222,200
Dole Food Company, Inc., Term
Loan
1,624,708
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,623,132
Endo Luxembourg Finance
Company, Term Loan
1,880,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,c,d
1,858,850
Gainwell Acquistion Corporation,
Term Loan
2,170,000
0.000%,  (LIBOR 1M +
4.000%), 10/1/2027
b,c,d
2,159,150
Global Medical Response, Inc.,
Term Loan
3,950,100
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
3,934,300
MPH Acquisition Holdings, LLC,
Term Loan
3,628,118
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,606,277
Ortho-Clinical Diagnostics SA,
Term Loan
2,469,474
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,463,918
Petco Health & Wellness
Company, Inc., Term Loan
1,390,000
0.000%,  (LIBOR 1M +
3.250%), 3/4/2028
b,c,d
1,383,703
PetSmart, Inc., Term Loan
1,970,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,965,469
Plantronics, Inc., Term Loan
474,434
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
467,659
Precision Medicine Group, LLC,
Delayed Draw
161,538
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
160,227
Precision Medicine Group, LLC,
Term Loan
1,235,365
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
1,225,334
Sotera Health Holdings, LLC, Term
Loan
802,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
798,992
Total 27,753,070
Principal
Amount Bank Loans (1.3%)
a
Value
Energy (<0.1%)
Calpine Corporation, Term Loan
$ 1,516,200
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 1,505,647
Energizer Holdings, Inc., Term
Loan
315,000
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
313,293
Lealand Finance Company BV,
Term Loan
362,609
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
197,016
Total 2,015,956
Financials (0.1%)
Asurion, LLC, Term Loan
1,695,750
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,683,948
600,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,c,d
595,374
1,095,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,114,162
Avolon TLB Borrower 1 US, LLC,
Term Loan
748,057
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
744,923
Digicel International Finance, Ltd.,
Term Loan
1,017,365
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b
964,798
MoneyGram International, Inc.,
Term Loan
1,164,263
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
1,163,680
Newco Financing Partnership,
Term Loan
225,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
224,278
Northriver Midstream Finance, LP,
Term Loan
1,125,606
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,108,902
Tronox Finance, LLC, Term Loan
1,020,000
2.648%,  (LIBOR 3M +
2.500%), 3/11/2028
b
1,013,839
UPC Financing Partnership, Term
Loan
225,000
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
224,278
Total 8,838,182
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,316,013
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,262,281
Lummus Technology Holdings V,
LLC, Term Loan
2,975,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,958,875
Prime Security Services Borrower,
LLC, Term Loan
3,705,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
3,687,624

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.3%)
a
Value
Technology (0.1%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 2,385,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 2,361,889
SS&C Technologies, Inc., Term
Loan
93,267
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
92,187
71,696
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
70,867
Verscend Holding Corporation,
Term Loan
540,000
0.000%,  (LIBOR 1M +
4.000%), 8/27/2025
b,c,d
539,390
Zayo Group Holdings, Inc., Term
Loan
2,550,046
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,527,682
Total 13,500,795
Transportation (0.1%)
American Airlines, Inc., Term Loan
2,850,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,c,d
2,916,804
Genesee & Wyoming, Inc., Term
Loan
1,643,400
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,636,728
Mileage Plus Holdings, LLC, Term
Loan
900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
955,269
SkyMiles IP, Ltd., Term Loan
965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,012,285
United Airlines, Inc., Term Loan
1,228,998
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
1,191,906
Total 7,712,992
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
283,246
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
283,246
Core and Main, LP, Term Loan
1,697,364
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,689,217
EnergySolutions, LLC, Term Loan
1,011,400
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
1,005,079
Exgen Renewables IV, LLC, Term
Loan
1,561,088
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,c,d
1,561,743
PG&E Corporation, Term Loan
2,124,648
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
2,119,995
Total 6,659,280
Total Bank Loans
(cost $149,953,435) 149,908,711
Shares
Registered Investment
Companies ( 40.6% ) Value
Unaffiliated  (0.8%)
1,260,400 Invesco Senior Loan ETF $ 27,892,652
21,017 ProShares Ultra S&P 500
g
2,150,249
1,458 ProShares UltraPro QQQ 133,057
177,055 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 4,838,913
119,611 SPDR S&P 500 ETF Trust 47,405,428
15,418 SPDR S&P Oil & Gas Exploration
ETF
g
1,254,100
Total 83,674,399
Affiliated  (39.8%)
25,514,609 Thrivent Core Emerging Markets
Debt Fund 246,726,264
6,661,625 Thrivent Core Emerging Markets
Equity Fund 81,738,136
2,288,539 Thrivent Core International Equity
Fund 23,251,551
21,289,214 Thrivent Core Low Volatility Equity
Fund 276,759,787
30,844,699 Thrivent Global Stock Portfolio 459,721,727
44,089,500 Thrivent High Yield Portfolio 204,094,705
59,894,787 Thrivent Income Portfolio 654,548,197
52,944,850 Thrivent International Allocation
Portfolio 559,166,441
4,741,640 Thrivent International Index
Portfolio 62,009,274
37,121,101 Thrivent Large Cap Value Portfolio 808,995,007
34,658,329 Thrivent Limited Maturity Bond
Portfolio 348,628,136
21,359,982 Thrivent Mid Cap Stock Portfolio 530,932,251
6,427,004 Thrivent Small Cap Stock Portfolio 153,587,394
Total 4,410,158,870
Total Registered Investment
Companies (cost $3,481,469,177) 4,493,833,269
Shares Common Stock ( 28.5% ) Value
Communications Services (2.4%)
134,391 Activision Blizzard, Inc. 12,498,363
37,462 Alphabet, Inc., Class A
h
77,266,124
4,806 Alphabet, Inc., Class C
h
9,941,836
48,501 AMC Networks, Inc.
h
2,578,313
24,147 ANGI Homeservices, Inc.
h
313,911
115,463 AT&T, Inc. 3,495,065
3,791 Cardlytics, Inc.
h
415,873
15,655 Cars.com Inc.
h
202,889
5,539 Charter Communications, Inc.
h
3,417,674
137,461 Comcast Corporation 7,438,015
8,755 Consolidated Communications
Holdings, Inc.
h
63,036
28,833 Discovery, Inc., Class A
g,h
1,253,082
33,550 DISH Network Corporation
h
1,214,510
13,751 EchoStar Corporation
h
330,024
50,016 Entercom Communications
Corporation
h
262,584
164,591 Facebook, Inc.
h
48,476,987
46,987 Gannett Company, Inc.
h
252,790
15,244 Gray Television, Inc. 280,489
7,769 Hemisphere Media Group, Inc.
h
90,509
47,295 Interpublic Group of Companies,
Inc. 1,381,014
163,981 Live Nation Entertainment, Inc.
h
13,880,992
71,235 Lumen Technologies, Inc. 950,987
55,309 Match Group, Inc.
h
7,598,350

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Communications Services (2.4%) - continued
6,462 Omnicom Group, Inc. $ 479,157
116,426 QuinStreet, Inc.
h
2,363,448
20,932 RingCentral, Inc.
h
6,235,224
274 Roku, Inc.
h
89,261
5,717 Scholastic Corporation 172,139
14,887 Take-Two Interactive Software,
Inc.
h
2,630,533
32,984 Telephone & Data Systems, Inc. 757,313
298,120 Twitter, Inc.
h
18,969,375
400,381 Uber Technologies, Inc.
h
21,824,768
5,365 United States Cellular Corporation
h
195,715
121,812 Verizon Communications, Inc. 7,083,368
32,632 Walt Disney Company
h
6,021,257
14,386 WideOpenWest, Inc.
h
195,506
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
146,014
11,910 Zillow Group, Inc.
h
1,564,736
Total 262,331,231
Consumer Discretionary (4.3%)
5,703 Aaron's Company, Inc. 146,453
19,446 Adient plc
h
859,513
39,110 Amazon.com, Inc.
h
121,009,469
56,804 American Axle & Manufacturing
Holdings, Inc.
h
548,727
18,685 American Eagle Outfitters, Inc.
g
546,349
158,163 Aptiv plc
h
21,810,678
62,629 At Home Group, Inc.
h
1,797,452
7,928 AutoNation, Inc.
h
739,048
2,467 AutoZone, Inc.
h
3,464,408
31,914 Bally's Corporation
h
2,073,772
10,760 Beazer Homes USA, Inc.
h
225,099
12,155 Bed Bath & Beyond, Inc.
h
354,318
14,595 Big 5 Sporting Goods Corporation
g
229,141
12,533 Big Lots, Inc. 856,004
16,280 BJ's Restaurants, Inc.
h
945,542
7,081 Booking Holdings, Inc.
h
16,497,597
14,933 Bright Horizons Family Solutions,
Inc.
h
2,560,263
7,317 Brinker International, Inc.
h
519,946
3,500 Brunswick Corporation 333,795
16,713 Burlington Stores, Inc.
h
4,993,844
68,764 Caesars Entertainment, Inc.
h
6,013,412
3,974 Camping World Holdings, Inc. 144,574
16,766 Carnival Corporation
h
444,970
27,974 Carvana Company
h
7,340,378
457 Cavco Industries, Inc.
h
103,104
39,004 Cedar Fair, LP
h
1,937,719
4,109 Century Casinos, Inc.
h
42,199
36,803 Chegg, Inc.
h
3,152,545
58,381 Chewy, Inc.
g,h
4,945,454
138,586 Chico's FAS, Inc.
h
458,720
16,253 Children's Place, Inc.
h
1,132,834
14,564 Chipotle Mexican Grill, Inc.
h
20,692,822
29,511 Choice Hotels International, Inc. 3,166,235
1,928 Churchill Downs, Inc. 438,466
169,762 Cooper-Standard Holdings, Inc.
h
6,165,756
5,590 Cracker Barrel Old Country Store,
Inc. 966,399
21,273 Crocs, Inc.
h
1,711,413
33,393 Culp, Inc. 513,918
27,021 D.R. Horton, Inc. 2,408,111
29,962 Dana, Inc. 728,975
10,817 Darden Restaurants, Inc. 1,536,014
4,796 Deckers Outdoor Corporation
h
1,584,694
Shares Common Stock (28.5%) Value
Consumer Discretionary (4.3%) - continued
27,578 Designer Brands, Inc.
h
$ 479,857
27,062 Dick's Sporting Goods, Inc. 2,060,771
12,853 Dillard's, Inc. 1,241,214
13,687 Domino's Pizza, Inc. 5,033,942
8,338 Dorman Products, Inc.
h
855,812
269,784 Duluth Holdings, Inc.
g,h
4,570,141
48,719 Emerald Holding, Inc.
h
268,929
7,115 Ethan Allen Interiors, Inc. 196,445
6,007 Etsy, Inc.
h
1,211,432
9,072 Expedia Group, Inc.
h
1,561,473
42,778 Farfetch, Ltd.
g,h
2,268,090
32,502 Five Below, Inc.
h
6,201,057
11,008 Foot Locker, Inc. 619,200
2,184 Fox Factory Holding Corporation
h
277,499
78,788 Gap, Inc.
h
2,346,307
6,143 Garmin, Ltd. 809,955
89,702 Gentex Corporation 3,199,670
10,510 Genuine Parts Company 1,214,851
13,227 G-III Apparel Group, Ltd.
h
398,662
19,419 Goodyear Tire & Rubber
Company
h
341,192
480 Graham Holdings Company 269,971
6,576 Grand Canyon Education, Inc.
h
704,290
8,537 Group 1 Automotive, Inc. 1,347,053
30,781 Guess ?, Inc. 723,353
52,697 Hanesbrands, Inc. 1,036,550
46,022 Harley-Davidson, Inc. 1,845,482
5,148 Helen of Troy, Ltd.
h
1,084,478
30,480 Home Depot, Inc. 9,304,020
30,477 IAA, Inc.
h
1,680,502
8,307 KB Home 386,525
21,090 Knoll, Inc. 348,196
108,814 Kohl's Corporation 6,486,403
43,810 L Brands, Inc.
h
2,710,087
25,314 Lear Corporation 4,588,162
52,081 Leggett & Platt, Inc. 2,377,498
18,405 Lithia Motors, Inc. 7,179,606
39,122 Lowe's Companies, Inc. 7,440,222
7,187 Lululemon Athletica, Inc.
h
2,204,325
5,884 M.D.C. Holdings, Inc. 349,510
6,874 M/I Homes, Inc.
h
406,047
240,593 Macy's, Inc.
h
3,895,201
37,355 Magnite, Inc.
h
1,554,342
3,304 Marriott Vacations Worldwide
Corporation
h
575,491
92,508 Mattel, Inc.
h
1,842,759
19,989 McDonald's Corporation 4,480,334
1,629 Mercadolibre, Inc.
h
2,398,116
9,732 Meritage Homes Corporation
h
894,565
35,911 Miller Industries, Inc. 1,658,729
8,954 Mohawk Industries, Inc.
h
1,721,944
7,123 Nautilus, Inc.
h
111,404
35,106 NIKE, Inc. 4,665,236
5,175 Noodles & Company
h
53,561
102,148 Nordstrom, Inc.
h
3,868,345
60,743 Norwegian Cruise Line Holdings,
Ltd.
g,h
1,675,899
2,321 NVR, Inc.
h
10,934,068
27,925 Ollie's Bargain Outlet Holdings,
Inc.
h
2,429,475
26,929 Overstock.com, Inc.
h
1,784,316
59,754 Park Hotels & Resorts, Inc.
h
1,289,491
22,939 Penn National Gaming, Inc.
h
2,404,925
89,558 Planet Fitness, Inc.
h
6,922,833
27,541 Playa Hotels and Resorts NV
h
201,049

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Consumer Discretionary (4.3%) - continued
6,278 Pool Corporation $ 2,167,417
29,852 PulteGroup, Inc. 1,565,439
8,435 Purple Innovation, Inc.
h
266,968
1,817 PVH Corporation
h
192,057
157,555 Qurate Retail, Inc. 1,852,847
869 Revolve Group, Inc.
h
39,044
2,268 RH
h
1,353,089
22,619 Ross Stores, Inc. 2,712,244
5,911 Royal Caribbean Cruises, Ltd.
h
506,041
37,805 Ruth's Hospitality Group, Inc.
h
938,698
79,055 Skyline Corporation
h
3,578,029
13,304 Sleep Number Corporation
h
1,908,991
36,176 Sony Corporation ADR 3,835,018
18,750 Standard Motor Products, Inc. 779,625
5,004 Stitch Fix, Inc.
h
247,898
50,450 Stoneridge, Inc.
h
1,604,814
3,608 Strategic Education, Inc. 331,611
114,313 Taylor Morrison Home Corporation
h
3,521,983
60,146 Tenneco, Inc.
h
644,765
48,056 Tesla, Inc.
h
32,098,044
18,364 Texas Roadhouse, Inc.
h
1,761,842
4,390 Thor Industries, Inc. 591,509
48,201 Toll Brothers, Inc. 2,734,443
2,723 TopBuild Corporation
h
570,278
36,501 Tri Pointe Homes, Inc.
h
743,160
25,830 TripAdvisor, Inc.
h
1,389,396
57,944 Tupperware Brands Corporation
h
1,530,301
12,942 Ulta Beauty, Inc.
h
4,001,278
6,386 Vail Resorts, Inc.
h
1,862,541
1,857 Whirlpool Corporation 409,190
2,843 Williams-Sonoma, Inc. 509,466
29,651 Wingstop, Inc. 3,770,718
114 Winmark Corporation 21,253
17,532 Workhorse Group, Inc.
g,h
241,416
41,836 Wyndham Hotels & Resorts, Inc. 2,919,316
5,047 YETI Holdings, Inc.
h
364,444
40,912 Zumiez, Inc.
h
1,755,125
Total 474,451,290
Consumer Staples (0.7%)
12,122 Altria Group, Inc. 620,162
102,628 BJ's Wholesale Club Holdings,
Inc.
h
4,603,892
1,193 Boston Beer Company, Inc.
h
1,439,092
2,323 Casey's General Stores, Inc. 502,209
236 Church & Dwight Company, Inc. 20,615
35,528 Colgate-Palmolive Company 2,800,672
16,772 Costco Wholesale Corporation 5,911,795
78,189 Coty, Inc.
h
704,483
20,503 Darling Ingredients, Inc.
h
1,508,611
194,574 e.l.f. Beauty, Inc.
h
5,220,420
1,841 Edgewell Personal Care Company 72,904
7,511 Flowers Foods, Inc. 178,762
59,021 Hain Celestial Group, Inc.
h
2,573,316
4,582 Hershey Company 724,689
4,554 Ingredion, Inc. 409,496
11,781 John B. Sanfilippo & Son, Inc. 1,064,649
12,326 Kimberly-Clark Corporation 1,713,930
84,704 Lamb Weston Holdings, Inc. 6,562,866
2,514 Medifast, Inc. 532,515
46,544 Monster Beverage Corporation
h
4,239,693
28,734 NewAge, Inc.
g,h
82,179
3,564 PepsiCo, Inc. 504,128
8,371 Performance Food Group
Company
h
482,253
Shares Common Stock (28.5%) Value
Consumer Staples (0.7%) - continued
106,221 Philip Morris International, Inc. $ 9,426,052
249 PriceSmart, Inc. 24,091
151,199 Primo Water Corporation 2,458,496
27,803 Procter & Gamble Company 3,765,360
8,220 Seneca Foods Corporation
h
387,080
2,638 Spectrum Brands Holdings, Inc. 224,230
2,648 Tootsie Roll Industries, Inc.
g
87,728
144,947 Turning Point Brands, Inc. 7,561,885
3,425 United Natural Foods, Inc.
h
112,819
9,903 US Foods Holding Corporation
h
377,502
6,875 Utz Brands, Inc. 170,431
8,600 Vector Group, Ltd. 119,970
53,331 Wal-Mart Stores, Inc. 7,243,950
201 WD-40 Company 61,542
Total 74,494,467
Energy (0.5%)
46,189 Antero Midstream Corporation 417,087
225,309 Antero Resources Corporation
h
2,298,152
128,754 Archrock, Inc. 1,221,876
3,208 Bonanza Creek Energy, Inc.
h
114,622
90,925 BP plc ADR 2,214,024
216,392 Centennial Resource
Development, Inc.
g,h
908,846
12,828 Chevron Corporation 1,344,246
71,478 Cimarex Energy Company 4,245,078
6,587 Clean Energy Fuels Corporation
h
90,505
38,503 CNX Resources Corporation
h
565,994
45,848 ConocoPhillips 2,428,569
9,647 CONSOL Energy, Inc.
h
93,769
31,573 Continental Resources, Inc.
h
816,794
43,001 Core Laboratories NV 1,237,999
317,046 Devon Energy Corporation 6,927,455
34,568 Diamondback Energy, Inc. 2,540,402
17,820 Dorian LPG, Ltd.
h
233,977
129,692 EnLink Midstream, LLC 556,379
75,620 Enterprise Products Partners, LP 1,665,152
34,601 EOG Resources, Inc. 2,509,611
4,618 Evolution Petroleum Corporation 15,609
51,881 Exterran Corporation
h
174,320
33,099 Exxon Mobil Corporation 1,847,917
96,402 Gevo, Inc.
g,h
945,704
68,722 Gran Tierra Energy, Inc.
g,h
48,092
95,451 Halliburton Company 2,048,378
89,913 Helix Energy Solutions Group, Inc.
h
454,061
108,411 Helmerich & Payne, Inc. 2,922,761
27,021 HollyFrontier Corporation 966,811
215,634 Kinder Morgan, Inc. 3,590,306
26,482 Liberty Oilfield Services, Inc.
h
298,982
146,986 Marathon Oil Corporation 1,569,811
44,525 Marathon Petroleum Corporation 2,381,642
150,030 McDermott International, Inc.
h
120,024
2,860 Nabors Industries, Ltd.
h
267,267
148,098 Nine Energy Service, Inc.
h
340,625
66,999 Occidental Petroleum Corporation 1,783,513
34,421 Oceaneering International, Inc.
h
393,088
124,475 Patterson-UTI Energy, Inc. 887,507
19,415 Pioneer Natural Resources
Company 3,083,490
26,353 Plains GP Holdings, LP
h
247,718
38,632 ProPetro Holding Corporation
h
411,817
4,179 Renewable Energy Group, Inc.
h
275,981
32,865 Ring Energy, Inc.
g,h
75,918
50,379 Talos Energy, Inc.
h
606,563
18,888 Targa Resources Corporation 599,694

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Energy (0.5%) - continued
264,148 Transocean, Ltd.
g,h
$ 937,725
2,087 TravelCenters of America, Inc.
h
56,620
15,362 Valero Energy Corporation 1,099,919
Total 60,882,400
Financials (3.8%)
808 1st Source Corporation 38,445
14,275 AG Mortgage Investment Trust,
Inc. 57,528
80,244 Air Lease Corporation 3,931,956
5,500 Alleghany Corporation
h
3,444,595
51,567 Ally Financial, Inc. 2,331,344
66,328 American Equity Investment Life
Holding Company 2,091,322
96,282 American Express Company 13,618,126
40,347 American Financial Group, Inc. 4,603,593
803 American National Group, Inc. 86,620
3,754 Ameriprise Financial, Inc. 872,617
41,700 Ameris Bancorp 2,189,667
165,784 Annaly Capital Management, Inc. 1,425,742
73,237 Apollo Commercial Real Estate
Finance, Inc. 1,023,121
84,168 Arch Capital Group, Ltd.
h
3,229,526
8,979 Argo Group International Holdings,
Ltd. 451,823
46,721 Arthur J. Gallagher & Company 5,829,379
25,253 Artisan Partners Asset
Management, Inc. 1,317,449
123,689 Associated Banc-Corp 2,639,523
108,195 Assured Guaranty, Ltd. 4,574,485
14,575 Bancorp, Inc.
h
301,994
235,308 Bank of America Corporation 9,104,067
6,324 Bank of Marin Bancorp 247,648
40,762 Bank of N.T. Butterfield & Son, Ltd. 1,557,924
33,146 BankFinancial Corporation 342,067
44,309 Banner Corporation 2,362,999
17,729 Berkshire Hathaway, Inc.
h
4,529,228
95,632 Berkshire Hills Bancorp, Inc. 2,134,506
7,269 BlackRock, Inc. 5,480,535
14,573 Blackstone Mortgage Trust, Inc. 451,763
153 BM Technologies, Inc.
e,h
1,693
1,527 BOK Financial Corporation 136,392
91,076 Bridgewater Bancshares, Inc.
h
1,470,877
31,314 Brighthouse Financial, Inc.
h
1,385,644
83,834 BrightSphere Investment Group 1,708,537
6,755 Broadmark Realty Capital, Inc. 70,657
47,678 Brookline Bancorp, Inc. 715,170
12,623 Brown & Brown, Inc. 576,997
12,764 Byline Bancorp, Inc. 269,959
43,098 Capital One Financial Corporation 5,483,359
45,726 Central Pacific Financial
Corporation 1,219,970
290,424 Charles Schwab Corporation 18,929,836
116,312 Chimera Investment Corporation 1,477,162
23,160 Chubb, Ltd. 3,658,585
27,463 Cincinnati Financial Corporation 2,831,161
104,456 Citigroup, Inc. 7,599,174
19,931 Citizens Financial Group, Inc. 879,954
18,128 CME Group, Inc. 3,702,281
20,569 CNO Financial Group, Inc. 499,621
62,832 Columbia Banking System, Inc. 2,707,431
47,816 Comerica, Inc. 3,430,320
5,146 Commerce Bancshares, Inc. 394,235
44,929 Community Trust Bancorp, Inc. 1,978,224
6,462 Cowen, Inc. 227,139
Shares Common Stock (28.5%) Value
Financials (3.8%) - continued
4,278 Cullen/Frost Bankers, Inc. $ 465,275
18,305 Customers Bancorp, Inc.
h
582,465
769 Diamond Hill Investment Group,
Inc. 119,972
4,367 Dime Community Bancshares, Inc. 131,621
26,510 Discover Financial Services 2,518,185
14,054 East West Bancorp, Inc. 1,037,185
20,483 Ellington Residential Mortgage
REIT 252,146
1,276 Employers Holdings, Inc. 54,945
3,428 Encore Capital Group, Inc.
h
137,908
13,834 Enova International, Inc.
h
490,830
912 Enstar Group, Ltd.
h
225,018
10,020 Enterprise Financial Services
Corporation 495,389
181,898 Equitable Holdings, Inc. 5,933,513
29,794 Essent Group, Ltd. 1,414,917
18,640 Evercore, Inc. 2,455,634
432,212 Everi Holdings, Inc.
h
6,098,511
103,868 F.N.B. Corporation 1,319,124
7,028 FactSet Research Systems, Inc. 2,168,771
3,312 Federal Agricultural Mortgage
Corporation 333,585
36,480 Financial Institutions, Inc. 1,104,979
2,726 First American Financial
Corporation 154,428
36,909 First Bancorp/Puerto Rico 415,595
72,377 First Busey Corporation 1,856,470
82,482 First Financial Bancorp 1,979,568
23,990 First Financial Corporation 1,079,790
32,141 First Horizon Corporation 543,504
2,581 First Mid-Illinois Bancshares, Inc. 113,383
70,898 First Midwest Bancorp, Inc. 1,553,375
4,884 First of Long Island Corporation 103,785
52,581 First Republic Bank 8,767,882
103,845 Flagstar Bancorp, Inc. 4,683,409
4,945 Flushing Financial Corporation 104,982
214,830 Fulton Financial Corporation 3,658,555
23,193 Glacier Bancorp, Inc. 1,323,856
4,867 Goldman Sachs Group, Inc. 1,591,509
82,497 Granite Point Mortgage Trust, Inc. 987,489
51,113 Great Southern Bancorp, Inc. 2,896,574
42,063 Great Western Bancorp, Inc. 1,274,088
28,568 Hamilton Lane, Inc. 2,529,982
135,286 Hancock Whitney Corporation 5,683,365
21,379 Hanmi Financial Corporation 421,808
37,661 Hanover Insurance Group, Inc. 4,875,593
73,579 Heartland Financial USA, Inc. 3,698,081
52,282 Heritage Commerce Corporation 638,886
6,871 Hilltop Holdings, Inc. 234,507
1,900 HomeStreet, Inc. 83,733
43,160 Hometrust Bancshares, Inc. 1,050,946
277,299 Hope Bancorp, Inc. 4,176,123
56,773 Horizon Bancorp, Inc. 1,054,842
53,260 Independent Bank Corporation 1,259,066
101,399 Invesco Mortgage Capital. Inc. 406,610
100,192 Invesco, Ltd. 2,526,842
79,472 J.P. Morgan Chase & Company 12,098,023
34,864 James River Group Holdings, Ltd. 1,590,496
35,092 Jefferies Financial Group, Inc. 1,056,269
100,156 KeyCorp 2,001,117
41,869 Kinsale Capital Group, Inc. 6,900,011
2,353 KKR Real Estate Finance Trust,
Inc. 43,272
37,605 Ladder Capital Corporation 443,739
20,698 Lakeland Bancorp, Inc. 360,766

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Financials (3.8%) - continued
51,963 Lincoln National Corporation $ 3,235,736
9,885 Loews Corporation 506,903
570 Markel Corporation
h
649,583
801 MarketAxess Holdings, Inc. 398,834
21,205 Marsh & McLennan Companies,
Inc. 2,582,769
9,788 Mercantile Bank Corporation 317,816
73,823 Meridian Bancorp, Inc. 1,359,820
41,904 MetLife, Inc. 2,547,344
409,514 MFA Financial, Inc. 1,666,722
13,706 Midland States Bancorp, Inc. 380,204
72,179 MidWestOne Financial Group, Inc. 2,235,384
6,351 Moody's Corporation 1,896,472
69,715 Morgan Stanley 5,414,067
42,954 Mr. Cooper Group, Inc.
h
1,493,081
10,058 MSCI, Inc. 4,217,118
1,005 National Western Life Group, Inc. 250,245
73,087 Navient Corporation 1,045,875
3,094 NBT Bancorp, Inc. 123,451
273,504 New York Community Bancorp,
Inc. 3,451,620
40,348 New York Mortgage Trust, Inc. 180,356
22,921 NMI Holdings, Inc.
h
541,852
15,129 Northern Trust Corporation 1,590,209
23,211 OFG Bancorp 525,033
62,225 Old National Bancorp 1,203,432
23,543 Old Republic International
Corporation 514,179
29,427 Old Second Bancorp, Inc. 388,731
8,789 OneMain Holdings, Inc. 472,145
2,661 Oppenheimer Holdings, Inc. 106,573
65,890 PacWest Bancorp 2,513,704
1,424 Peapack-Gladstone Financial
Corporation 43,973
9,923 PennyMac Mortgage Investment
Trust 194,491
9,669 Peoples Bancorp, Inc. 320,721
114,400 Popular, Inc. 8,044,608
50,391 Premier Financial Corporation 1,676,005
15,299 Primerica, Inc. 2,261,498
13,456 PROG Holdings, Inc. 582,510
16,199 Prosperity Bancshares, Inc. 1,213,143
35,201 QCR Holdings, Inc. 1,662,191
179,470 Radian Group, Inc. 4,172,678
37,100 Raymond James Financial, Inc. 4,546,976
103,471 Redwood Trust, Inc. 1,077,133
21,271 Reinsurance Group of America,
Inc. 2,681,210
7,280 RenaissanceRe Holdings, Ltd. 1,166,620
1,126 RLI Corporation 125,628
50,352 S&P Global, Inc. 17,767,710
4,960 Safety Insurance Group, Inc. 417,880
100,861 Seacoast Banking Corporation of
Florida
h
3,655,203
58,268 SEI Investments Company 3,550,269
13,125 Selective Insurance Group, Inc. 952,088
16,943 Signature Bank 3,830,812
11,827 Simmons First National
Corporation 350,907
8,369 Southside Bancshares, Inc. 322,290
56,018 Starwood Property Trust, Inc. 1,385,885
10,288 Sterling Bancorp 236,830
3,314 Stifel Financial Corporation 212,295
52,615 Synovus Financial Corporation 2,407,136
13,994 T. Rowe Price Group, Inc. 2,401,370
12,288 Territorial Bancorp, Inc. 325,140
Shares Common Stock (28.5%) Value
Financials (3.8%) - continued
21,799 TMX Group, Ltd. $ 2,265,243
557 Tompkins Financial Corporation 46,064
13,236 Torchmark Corporation 1,278,995
6,869 Towne Bank 208,818
61,879 TPG RE Finance Trust, Inc. 693,045
23,190 TriCo Bancshares 1,098,510
29,795 Triumph Bancorp, Inc.
h
2,305,835
55,772 Truist Financial Corporation 3,252,623
80,233 TrustCo Bank Corporation 591,317
21,204 Trustmark Corporation 713,727
87,804 Two Harbors Investment
Corporation 643,603
268,696 Umpqua Holdings Corporation 4,715,615
38,108 United Bankshares, Inc. 1,470,207
2,821 Universal Insurance Holdings, Inc. 40,453
3,791 Univest Financial Corporation 108,385
156,735 Unum Group 4,361,935
54,151 Valley National Bancorp 744,035
13,042 Voya Financial, Inc. 829,993
1,765 Walker & Dunlop, Inc. 181,336
14,393 Washington Trust Bancorp, Inc. 743,111
3,043 Webster Financial Corporation 167,700
192,127 Wells Fargo & Company 7,506,402
17,180 WesBanco, Inc. 619,511
1,407 Westamerica Bancorporation 88,331
155,346 Western Alliance Bancorp 14,670,876
105,819 Western Asset Mortgage Capital
Corporation 337,563
1,614 Westwood Holdings Group, Inc. 23,338
44,320 Wintrust Financial Corporation 3,359,456
94,463 Zions Bancorporations NA 5,191,686
7,388 Zurich Insurance Group AG 3,144,714
Total 425,983,147
Health Care (3.7%)
26,127 Abbott Laboratories 3,131,060
25,468 AbbVie, Inc. 2,756,147
171,306 ACADIA Pharmaceuticals, Inc.
h
4,419,695
3,381 Acceleron Pharma, Inc.
h
458,497
86,086 Adaptive Biotechnologies
Corporation
h
3,465,822
11,483 ADMA Biologics, Inc.
g,h
20,210
20,204 Adverum Biotechnologies, Inc.
h
199,211
2,368 Align Technology, Inc.
h
1,282,343
1,787 Allakos, Inc.
h
205,112
12,324 Altimmune, Inc.
h
174,138
5,899 Amedisys, Inc.
h
1,561,996
67,935 Amgen, Inc. 16,902,907
26,608 AMN Healthcare Services, Inc.
h
1,961,010
5,659 AnaptysBio, Inc.
h
121,951
12,125 Anthem, Inc. 4,352,269
346,031 Ardelyx, Inc.
h
2,290,725
13,156 Arena Pharmaceuticals, Inc.
h
912,895
17,820 Argenx SE ADR
h
4,907,450
20,550 Arrowhead Research Corporation
h
1,362,670
33,345 Ascendis Pharma AS ADR
h
4,297,504
13,658 Atara Biotherapeutics, Inc.
h
196,129
628 Atrion Corporation 402,743
63,240 Axonics Modulation Technologies,
Inc.
h
3,787,444
11,585 Becton, Dickinson and Company 2,816,893
7,792 Biogen, Inc.
h
2,179,812
57,908 Biohaven Pharmaceutical Holding
Company, Ltd.
h
3,958,012
283 BioLife Solutions, Inc.
h
10,188

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Health Care (3.7%) - continued
1,506 Bio-Rad Laboratories, Inc.
h
$ 860,182
19,379 Bio-Techne Corporation 7,401,421
6,340 BioXcel Therapeutics, Inc.
g,h
273,634
5,228 Bruker Corporation 336,056
37,418 Catalent, Inc.
h
3,940,490
32,247 Centene Corporation
h
2,060,906
135,666 Cerner Corporation 9,751,672
12,916 Charles River Laboratories
International, Inc.
h
3,743,444
4,741 Chemed Corporation 2,180,007
17,433 Cigna Holding Company 4,214,253
1,999 Co-Diagnostics, Inc.
g,h
19,070
520 Cooper Companies, Inc. 199,727
25,657 CryoLife, Inc.
h
579,335
30,963 CVS Health Corporation 2,329,346
10,286 CytomX Therapeutics, Inc.
h
79,511
2,817 Danaher Corporation 634,050
40,885 Dexcom, Inc.
h
14,693,660
10,475 Editas Medicine, Inc.
h
439,950
133,035 Edwards Lifesciences Corporation
h
11,127,047
11,971 Envista Holdings Corporation
h
488,417
411 Fate Therapeutics, Inc.
h
33,887
44,991 GlaxoSmithKline plc ADR
g
1,605,729
9,736 Global Blood Therapeutics, Inc.
h
396,742
86,916 GoodRx Holdings, Inc.
g,h
3,391,462
66,012 Guardant Health, Inc.
h
10,076,732
14,542 Haemonetics Corporation
h
1,614,307
35,590 Halozyme Therapeutics, Inc.
h
1,483,747
16,832 HCA Healthcare, Inc. 3,170,139
7,504 HealthEquity, Inc.
h
510,272
20,176 Hill-Rom Holdings, Inc. 2,229,044
27,032 Humana, Inc. 11,333,166
171 ICU Medical, Inc.
h
35,130
9,936 Illumina, Inc.
h
3,816,020
62,305 Immunocore Holdings plc ADR
h
2,652,324
17,769 ImmunoGen, Inc.
h
143,929
22,381 InMode, Ltd.
h
1,619,713
23,928 Inspire Medical Systems, Inc.
h
4,952,857
23,094 Insulet Corporation
h
6,025,686
4,280 Integra LifeSciences Holdings
Corporation
h
295,705
17,920 Intuitive Surgical, Inc.
h
13,241,805
21,935 Invitae Corporation
g,h
838,136
25,420 Ionis Pharmaceuticals, Inc.
h
1,142,883
20,667 IQVIA Holding, Inc.
h
3,991,624
8,909 iRhythm Technologies, Inc.
h
1,237,104
72,951 Johnson & Johnson 11,989,497
13,815 Kura Oncology, Inc.
h
390,550
3,892 Laboratory Corporation of America
Holdings
h
992,577
9,652 Lannett Company, Inc.
h
50,963
54,019 Lantheus Holdings, Inc.
h
1,154,386
71,228 LHC Group, Inc.
h
13,619,506
97,232 Medtronic plc 11,486,016
79,455 Merck & Company, Inc. 6,125,186
1,440 Mettler-Toledo International, Inc.
h
1,664,194
1,381 Mirati Therapeutics, Inc.
h
236,565
12,031 Moderna, Inc.
h
1,575,459
11,286 Molina Healthcare, Inc.
h
2,638,215
56,080 Natera, Inc.
h
5,694,363
24,224 National Healthcare Corporation 1,887,292
6,338 Neogen Corporation
h
563,385
51,202 Nevro Corporation
h
7,142,679
9,638 Novavax, Inc.
h
1,747,466
108,015 Novo Nordisk AS ADR 7,282,371
Shares Common Stock (28.5%) Value
Health Care (3.7%) - continued
37,584 NuVasive, Inc.
h
$ 2,464,007
6,965 Olink Holding AB ADR
h
250,740
5,346 Omnicell, Inc.
h
694,285
89,010 OPKO Health, Inc.
g,h
381,853
4,898 Orthifix Medical, Inc.
h
212,328
4,275 Owens & Minor, Inc. 160,697
7,650 Precigen, Inc.
h
52,709
19,573 Premier, Inc. 662,546
44,175 Pulmonx Corporation
h
2,020,565
6,588 Quidel Corporation
h
842,803
13,276 Reata Pharmaceuticals, Inc.
h
1,323,617
18,355 Repligen Corporation
h
3,568,396
2,333 Replimune Group, Inc.
h
71,180
6,073 Sage Therapeutics, Inc.
h
454,564
9,638 Sarepta Therapeutics, Inc.
h
718,320
1,404 Seres Therapeutics, Inc.
h
28,908
70,780 Silk Road Medical, Inc.
h
3,585,007
56,013 Stryker Corporation 13,643,647
831 Surmodics, Inc.
h
46,594
50,319 Syneos Health, Inc.
h
3,816,696
89,006 Tactile Systems Technology, Inc.
h
4,849,937
42,413 Teladoc Health, Inc.
h
7,708,563
17,874 Teleflex, Inc. 7,425,932
6,354 Tenet Healthcare Corporation
h
330,408
46,720 Thermo Fisher Scientific, Inc. 21,322,074
45,850 Travere Therapeutics, Inc.
h
1,144,875
3,828 U.S. Physical Therapy, Inc. 398,495
165 Ultragenyx Pharmaceutical, Inc.
h
18,787
2,935 United Therapeutics Corporation
h
490,937
18,525 UnitedHealth Group, Inc. 6,892,597
146,973 Vaxart, Inc.
g,h
889,187
96,610 VBI Vaccines, Inc.
g,h
300,457
58,991 Veeva Systems, Inc.
h
15,410,809
98,678 Viatris, Inc.
h
1,378,532
91,980 Viemed Healthcare, Inc.
h
930,838
11,099 ViewRay, Inc.
h
48,281
4,102 Vocera Communications, Inc.
h
157,763
55,847 Vor BioPharma, Inc.
h
2,407,006
1,625 Waters Corporation
h
461,776
7,579 Zimmer Biomet Holdings, Inc. 1,213,246
111,116 Zoetis, Inc. 17,498,548
60,843 Zymeworks, Inc.
h
1,921,422
Total 413,765,756
Industrials (3.5%)
19,186 Advanced Drainage Systems, Inc. 1,983,641
18,419 AECOM
h
1,180,842
12,479 Allegion plc 1,567,612
134,416 Altra Industrial Motion Corporation 7,435,893
45,199 AMETEK, Inc. 5,773,268
4,206 Apogee Enterprises, Inc. 171,941
4,302 Armstrong World Industries, Inc. 387,567
98,617 ASGN, Inc.
h
9,412,006
10,567 Axon Enterprise, Inc.
h
1,504,952
56,655 AZZ, Inc. 2,852,579
73,898 Badger Daylighting, Ltd. 2,520,894
33,077 Blink Charging Company
g,h
1,359,465
33,758 Bloom Energy Corporation
h
913,154
5,112 Boeing Company
h
1,302,129
22,537 Carlisle Companies, Inc. 3,709,139
72,652 CBIZ, Inc.
h
2,372,814
62,290 Chart Industries, Inc.
h
8,866,981
395 Copart, Inc.
h
42,901
9,804 CRA International, Inc. 731,771
68,288 Crane Company 6,412,926

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Industrials (3.5%) - continued
35,594 CSW Industrials, Inc. $ 4,805,190
21,109 CSX Corporation 2,035,330
276 Cummins, Inc. 71,514
72,836 Curtiss-Wright Corporation 8,638,350
72,686 Delta Air Lines, Inc.
h
3,509,280
4,120 Diamond S Shipping, Inc.
h
41,324
8,045 Douglas Dynamics, Inc. 371,277
2,147 Dycom Industries, Inc.
h
199,349
24,263 Eaton Corporation plc 3,355,088
29,350 EMCOR Group, Inc. 3,291,896
35,706 Emerson Electric Company 3,221,395
11,125 Encore Wire Corporation 746,821
4,698 Expeditors International of
Washington, Inc. 505,928
45,530 Forrester Research, Inc.
h
1,934,114
53,041 Forward Air Corporation 4,710,571
87,849 FuelCell Energy, Inc.
h
1,265,904
15,622 GATX Corporation 1,448,784
17,015 Generac Holdings, Inc.
h
5,571,562
38,394 General Dynamics Corporation 6,970,815
20,031 Gorman-Rupp Company 663,226
5,847 Greenbrier Companies, Inc. 276,095
11,019 Heico Corporation 1,386,190
29,115 Helios Technologies, Inc. 2,121,610
79,344 Honeywell International, Inc. 17,223,202
271,859 Howmet Aerospace, Inc.
h
8,734,830
30,711 Hubbell, Inc. 5,739,579
6,126 ICF International, Inc. 535,412
37,368 IDEX Corporation 7,821,870
2,794 Illinois Tool Works, Inc. 618,927
445 Insperity, Inc. 37,264
4,605 International Seaways, Inc. 89,245
841 JB Hunt Transport Services, Inc. 141,347
21,568 JetBlue Airways Corporation
h
438,693
2,180 John Bean Technologies
Corporation 290,681
86,616 Johnson Controls International plc 5,168,377
12,291 Kansas City Southern 3,243,841
1,874 Kimball International, Inc. 26,236
25,017 L3Harris Technologies, Inc. 5,070,446
30,735 Landstar System, Inc. 5,073,119
4,570 Lennox International, Inc. 1,423,966
98,321 Lincoln Electric Holdings, Inc. 12,087,584
37,368 Lockheed Martin Corporation 13,807,476
40,515 Manpower, Inc. 4,006,933
3,567 Masonite International
Corporation
h
411,061
77,841 Mercury Systems, Inc.
h
5,499,467
240,638 Meritor, Inc.
h
7,079,570
16,809 Mesa Air Group, Inc.
h
226,081
67,562 Middleby Corporation
h
11,198,401
32,153 MSC Industrial Direct Company,
Inc. 2,899,879
47,549 NAPCO Security Technologies,
Inc.
h
1,656,132
3,343 Nordson Corporation 664,187
43,031 Norfolk Southern Corporation 11,554,684
12,373 Northrop Grumman Corporation 4,004,398
28,906 Nutrien, Ltd. 1,557,744
23,182 Old Dominion Freight Line, Inc. 5,573,185
18,633 Otis Worldwide Corporation 1,275,429
15,927 Parker-Hannifin Corporation 5,023,854
118,142 Pitney Bowes, Inc. 973,490
5,635 Primoris Services Corporation 186,688
21,390 Quad/Graphics, Inc.
h
75,507
Shares Common Stock (28.5%) Value
Industrials (3.5%) - continued
61,285 Ranpak Holdings Corporation
h
$ 1,229,377
66,813 Raven Industries, Inc. 2,560,942
34,261 Raytheon Technologies
Corporation 2,647,347
14,926 RBC Bearings, Inc.
h
2,936,989
109,983 Regal-Beloit Corporation 15,692,374
94,723 Ritchie Brothers Auctioneers, Inc. 5,546,032
80,146 Rush Enterprises, Inc. 3,993,675
6,923 Ryder System, Inc. 523,725
13,263 Saia, Inc.
h
3,058,183
26,056 Simpson Manufacturing Company,
Inc. 2,702,789
7,782 SkyWest, Inc.
h
423,963
47,042 Smith & Wesson Brands, Inc. 820,883
4,892 Snap-On, Inc. 1,128,780
35,123 Southwest Airlines Company
h
2,144,610
43,232 Spirit Airlines, Inc.
g,h
1,595,261
56,024 Standex International Corporation 5,354,214
3,544 Sterling Construction Company,
Inc.
h
82,221
167,197 Summit Materials, Inc.
h
4,684,860
64,604 Sun Country Airlines Holdings,
Inc.
h
2,214,625
1,333 Sunrun, Inc.
h
80,620
11,879 Technip Energies N.V. ADR
g,h
177,829
5,505 Teledyne Technologies, Inc.
h
2,277,143
3,955 Tetra Tech, Inc. 536,773
8,367 Thermon Group Holdings, Inc.
h
163,073
25,490 Timken Company 2,069,023
345 Toro Company 35,583
1,224 Trane Technologies plc 202,645
66,188 TransUnion 5,956,920
31,572 Trex Company, Inc.
h
2,890,101
63,592 TriMas Corporation
h
1,928,109
34,349 Tutor Perini Corporation
h
650,914
3,464 UniFirst Corporation 774,931
20,656 Union Pacific Corporation 4,552,789
19,442 United Parcel Service, Inc. 3,304,946
45,061 United Rentals, Inc.
h
14,839,038
19,291 Valmont Industries, Inc. 4,584,892
10,913 Verisk Analytics, Inc. 1,928,218
6,607 Waste Connections, Inc. 713,424
13,772 Watsco, Inc. 3,591,049
2,187 Watts Water Technologies, Inc. 259,837
8,874 Welbilt, Inc.
h
144,203
14,152 Werner Enterprises, Inc. 667,550
27,890 WESCO International, Inc.
h
2,413,322
46,469 Willdan Group, Inc.
h
1,907,552
10,515 Woodward, Inc. 1,268,424
14,382 XPO Logistics, Inc.
h
1,773,301
6,621 Xylem, Inc. 696,397
Total 388,812,329
Information Technology (7.0%)
4,408 3D Systems Corporation
h
120,956
19,594 Accenture plc 5,412,843
63,113 Adobe, Inc.
h
30,002,027
639 ADTRAN, Inc. 10,659
13,205 Advanced Energy Industries, Inc. 1,441,590
39,321 Agilysys, Inc.
h
1,885,835
30,578 Alliance Data Systems Corporation 3,427,488
7,470 Ambarella, Inc.
h
749,913
94,757 Amphenol Corporation 6,251,119
4,178 Analog Devices, Inc. 647,924
152,880 Anaplan, Inc.
h
8,232,588

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Information Technology (7.0%) - continued
5,572 ANSYS, Inc.
h
$ 1,892,028
829,258 Apple, Inc. 101,293,865
11,785 Aspen Technology, Inc.
h
1,700,929
15,154 Atlassian Corporation plc
h
3,193,857
34,132 Avalara, Inc.
h
4,554,233
634 Avnet, Inc. 26,317
26,864 Axcelis Technologies, Inc.
h
1,103,842
70,587 Bandwidth, Inc.
g,h
8,946,196
14,838 Belden, Inc. 658,362
39,104 Benchmark Electronics, Inc. 1,209,096
141,463 BigCommerce Holdings, Inc.
h
8,176,561
8,071 Bill.com Holdings, Inc.
h
1,174,330
17,879 Blackline, Inc.
h
1,938,084
551 Broadcom, Ltd. 255,477
3,196 Broadridge Financial Solutions,
Inc. 489,308
1,426 CACI International, Inc.
h
351,737
74,474 Calix, Inc.
h
2,581,269
22,954 CDK Global, Inc. 1,240,893
8,584 CDW Corporation 1,422,798
3,350 Ceridian HCM Holding, Inc.
h
282,305
50,236 Ciena Corporation
h
2,748,914
161,611 Cisco Systems, Inc. 8,356,905
25,260 Cognex Corporation 2,096,327
26,910 Computer Services, Inc. 1,587,690
1,277 Concentrix Corporation
h
191,192
16,448 Coupa Software, Inc.
h
4,185,687
12,127 Cree, Inc.
h
1,311,293
12,848 CTS Corporation 399,059
39,944 Descartes Systems Group, Inc.
h
2,432,989
21,646 Diebold Nixdorf, Inc.
h
305,858
22,130 DocuSign, Inc.
h
4,480,219
105,263 Dolby Laboratories, Inc. 10,391,563
153 Domo, Inc.
h
8,612
50,140 Dropbox, Inc.
h
1,336,732
8,607 DSP Group, Inc.
h
122,650
78,578 Elastic NV
h
8,737,874
46,466 Endava plc ADR
h
3,935,206
12,749 Enphase Energy, Inc.
h
2,067,378
8,320 EPAM Systems, Inc.
h
3,300,461
13,783 ePlus, Inc.
h
1,373,338
49,019 Euronet Worldwide, Inc.
h
6,779,328
7,862 ExlService Holdings, Inc.
h
708,838
24,100 eXp World Holdings, Inc.
g,h
1,097,755
12,024 F5 Networks, Inc.
h
2,508,447
31,593 Fastly, Inc.
g,h
2,125,577
14,423 First Solar, Inc.
h
1,259,128
34,075 Five9, Inc.
h
5,326,945
10,456 FleetCor Technologies, Inc.
h
2,808,795
30,612 Global Payments, Inc. 6,170,767
42,161 Health Catalyst, Inc.
g,h
1,971,870
11,490 Intuit, Inc. 4,401,359
581 IPG Photonics Corporation
h
122,556
22,439 Jack Henry & Associates, Inc. 3,404,445
5,433 KLA-Tencor Corporation 1,795,063
8,173 Lam Research Corporation 4,864,897
70,146 Lattice Semiconductor
Corporation
h
3,157,973
6,253 Littelfuse, Inc. 1,653,543
53,546 LivePerson, Inc.
h
2,824,016
69,786 Lumentum Holdings, Inc.
h
6,374,951
10,610 Manhattan Associates, Inc.
h
1,245,402
104,169 Mastercard, Inc. 37,089,372
5,580 MAXIMUS, Inc. 496,843
2,389 MaxLinear, Inc.
h
81,417
Shares Common Stock (28.5%) Value
Information Technology (7.0%) - continued
242,360 Medallia, Inc.
h
$ 6,759,420
455,514 Microsoft Corporation 107,396,536
267 MicroStrategy, Inc.
h
181,240
50,876 MKS Instruments, Inc. 9,433,428
37,870 Monolithic Power Systems, Inc. 13,376,063
12,350 Motorola Solutions, Inc. 2,322,418
42,849 National Instruments Corporation 1,850,434
914 NetApp, Inc. 66,420
17,265 Nice, Ltd. ADR
h
3,763,252
16,635 Nova Measuring Instruments, Ltd.
h
1,513,951
13,759 Novanta, Inc.
h
1,814,675
126,965 Nuance Communications, Inc.
h
5,540,753
55,678 NVIDIA Corporation 29,728,155
15,504 Okta, Inc.
h
3,417,547
75,292 Oracle Corporation 5,283,240
15,742 Palo Alto Networks, Inc.
h
5,069,869
12,119 Paychex, Inc. 1,187,904
10,079 Paylocity Holding Corporation
h
1,812,507
192,791 PayPal Holdings, Inc.
h
46,817,366
34,945 Plantronics, Inc.
h
1,359,710
15,461 Plexus Corporation
h
1,419,938
16,350 Plug Power, Inc.
h
585,984
4,059 Progress Software Corporation 178,840
26,791 Q2 Holdings, Inc.
h
2,684,458
16,738 QAD, Inc. 1,114,416
15,831 Qorvo, Inc.
h
2,892,324
138,194 QUALCOMM, Inc. 18,323,142
17,568 Rogers Corporation
h
3,306,473
51,430 SailPoint Technologies Holdings,
Inc.
h
2,604,415
115,674 Salesforce.com, Inc.
h
24,507,850
3,013 Samsung Electronics Company,
Ltd. GDR 5,493,248
20,702 ScanSource, Inc.
h
620,025
25,752 Semtech Corporation
h
1,776,888
42,740 ServiceNow, Inc.
h
21,374,701
121,904 Sierra Wireless, Inc.
h
1,800,522
9,984 Silicon Laboratories, Inc.
h
1,408,443
10,449 SiTime Corporation
h
1,030,271
3,442 Solaredge Technology, Ltd.
h
989,368
46,515 Sprout Social, Inc.
h
2,686,706
128,107 Square, Inc.
h
29,086,694
116,604 STMicroelectronics NV ADR
g
4,469,431
5,358 SunPower Corporation
g,h
179,225
6,080 SYNNEX Corporation 698,227
8,483 TE Connectivity, Ltd. 1,095,240
67,204 Texas Instruments, Inc. 12,700,884
2,597 Trade Desk, Inc.
h
1,692,361
132,285 TTM Technologies, Inc.
h
1,918,133
2,226 Tyler Technologies, Inc.
h
945,004
11,511 Unisys Corporation
h
292,610
3,670 ViaSat, Inc.
g,h
176,417
19,795 Visa, Inc. 4,191,195
7,604 VMware, Inc.
g,h
1,144,022
3,244 Western Union Company 79,997
58,148 Workiva, Inc.
h
5,132,142
19,901 Xerox Holdings Corporation 482,997
17,874 Zscaler, Inc.
h
3,068,430
Total 769,159,572
Materials (0.8%)
3,268 AdvanSix, Inc.
h
87,648
38,074 Allegheny Technologies, Inc.
h
801,838
22,324 AptarGroup, Inc. 3,162,641
10,384 Avery Dennison Corporation 1,907,022

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Materials (0.8%) - continued
80,104 Axalta Coating Systems, Ltd.
h
$ 2,369,476
1,221 Balchem Corporation 153,126
20,656 Ball Corporation 1,750,389
13,683 Cabot Corporation 717,536
58,730 Carpenter Technology Corporation 2,416,739
4,943 Celanese Corporation 740,511
76,642 CF Industries Holdings, Inc. 3,478,014
31,568 Chemours Company 881,063
50,027 Cleveland-Cliffs, Inc.
g
1,006,043
109,056 Coeur Mining, Inc.
h
984,776
6,270 Eagle Materials, Inc. 842,751
69,126 Eastman Chemical Company 7,612,155
16,402 Ecolab, Inc. 3,511,176
114,773 Element Solutions, Inc. 2,099,198
90,800 Ferroglobe Representation &
Warranty Insurance Trust
e,h
9
6,485 FMC Corporation 717,306
12,621 Ingevity Corporation
h
953,264
57,687 Innospec, Inc. 5,923,878
235,035 Ivanhoe Mines, Ltd.
h
1,210,055
38,458 Kaiser Aluminum Corporation 4,249,609
3,102 Koppers Holdings, Inc.
h
107,826
13,910 LyondellBasell Industries NV 1,447,335
27,034 Martin Marietta Materials, Inc. 9,078,558
15,587 Materion Corporation 1,032,483
18,756 Minerals Technologies, Inc. 1,412,702
55,271 Myers Industries, Inc. 1,092,155
25,954 Neenah, Inc. 1,333,517
367 NewMarket Corporation 139,519
44,882 Nucor Corporation 3,602,678
4,555 O-I Glass, Inc.
h
67,141
27,117 Olin Corporation 1,029,632
7,412 Olympic Steel, Inc. 218,283
527 PPG Industries, Inc. 79,187
27,117 Quaker Chemical Corporation 6,610,311
1,658 Reliance Steel & Aluminum
Company 252,497
7,444 RPM International, Inc. 683,731
32,997 Ryerson Holding Corporation
h
562,269
3,194 Scotts Miracle-Gro Company 782,434
25,010 Sensient Technologies Corporation 1,950,780
47,426 Steel Dynamics, Inc. 2,407,344
35,564 SunCoke Energy, Inc. 249,304
30,869 UFP Technologies, Inc.
h
1,537,894
15,127 United States Lime & Minerals, Inc. 2,022,631
5,481 United States Steel Corporation
g
143,438
30,726 W. R. Grace & Company 1,839,258
Total 87,259,130
Real Estate (1.4%)
109,087 Agree Realty Corporation 7,342,646
8,913 Alexandria Real Estate Equities,
Inc. 1,464,406
88,798 American Campus Communities,
Inc. 3,833,410
6,367 Apartment Income REIT
Corporation 272,253
105,623 Apartment Investment &
Management Company 648,525
24,575 Armada Hoffler Properties, Inc. 308,171
8,906 AvalonBay Communities, Inc. 1,643,246
1,456 Bluegreen Vacations Holding
Corporations
h
26,994
63,971 Camden Property Trust 7,031,053
74,868 CareTrust REIT, Inc. 1,743,301
Shares Common Stock (28.5%) Value
Real Estate (1.4%) - continued
84,435 CBRE Group, Inc.
h
$ 6,679,653
15,676 Cedar Realty Trust, Inc. 233,572
6,171 Centerspace 419,628
19,646 Colliers International Group, Inc. 1,930,023
19,273 Colony Credit Real Estate, Inc. 164,206
12,869 Community Healthcare Trust, Inc. 593,518
14,455 Corepoint Lodging, Inc.
h
130,529
6,091 CoStar Group, Inc.
h
5,006,132
13,721 CubeSmart 519,065
181,258 Cushman and Wakefield plc
h
2,958,131
8,728 Digital Realty Trust, Inc. 1,229,252
18,708 Diversified Healthcare Trust 89,424
30,151 Douglas Emmett, Inc. 946,741
28,613 Duke Realty Corporation 1,199,743
22,817 EastGroup Properties, Inc. 3,269,220
28,434 EPR Properties 1,324,740
184,220 Essential Properties Realty Trust,
Inc. 4,205,743
2,849 Essex Property Trust, Inc. 774,472
6,891 Extra Space Storage, Inc. 913,402
19,685 Farmland Partners, Inc. 220,669
128,125 First Industrial Realty Trust, Inc. 5,866,844
19,670 FirstService Corporation 2,914,897
141,223 Four Corners Property Trust, Inc. 3,869,510
6,665 Gaming and Leisure Properties,
Inc. 282,796
20,052 Getty Realty Corporation 567,873
7,095 Gladstone Commercial
Corporation 138,778
30,543 Gladstone Land Corporation 558,937
13,607 Global Medical REIT, Inc. 178,388
42,564 Healthcare Realty Trust, Inc. 1,290,541
99,853 Healthcare Trust of America, Inc. 2,753,946
2,293 Highwoods Properties, Inc. 98,461
159,758 Host Hotels & Resorts, Inc.
h
2,691,922
79,062 Independence Realty Trust, Inc. 1,201,742
43,178 Industrial Logistics Properties Trust 998,707
17,505 Innovative Industrial Properties,
Inc. 3,153,701
6,482 Iron Mountain, Inc. 239,899
9,087 Jones Lang LaSalle, Inc.
h
1,626,937
93,206 Kilroy Realty Corporation 6,117,110
28,180 Lexington Realty Trust 313,080
26,285 Life Storage, Inc. 2,259,196
115,880 Medical Properties Trust, Inc. 2,465,926
169,417 MGIC Investment Corporation 2,346,425
4,230 National Health Investors, Inc. 305,744
67,115 National Retail Properties, Inc. 2,957,758
198,213 National Storage Affiliates Trust 7,914,645
240,177 New Residential Investment
Corporation 2,701,991
27,777 New Senior Investment Group, Inc. 173,051
31,494 NexPoint Residential Trust, Inc. 1,451,558
20,174 Omega Healthcare Investors, Inc. 738,974
13,998 One Liberty Properties, Inc. 311,735
2,603 Plymouth Industrial REIT, Inc. 43,861
28,081 Preferred Apartment Communities,
Inc. 276,598
18,158 Public Storage, Inc. 4,480,668
22,601 Rayonier, Inc. REIT 728,882
42,366 Realty Income Corporation 2,690,241
13,548 Redfin Corporation
h
902,161
140,956 Rexford Industrial Realty, Inc. 7,104,182
2,467 RMR Group, Inc. 100,678
82,603 Sabra Health Care REIT, Inc. 1,433,988
11,448 SBA Communications Corporation 3,177,392

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.5%) Value
Real Estate (1.4%) - continued
290,707 Service Properties Trust $ 3,447,785
13,338 SL Green Realty Corporation 933,527
38,002 Spirit Realty Capital, Inc. 1,615,085
44,315 STAG Industrial, Inc. 1,489,427
49,083 Store Capital Corporation 1,644,281
152,241 Sunstone Hotel Investors, Inc.
h
1,896,923
56,912 UDR, Inc. 2,496,160
12,842 UMH Properties, Inc. 246,181
232 Universal Health Realty Income
Trust 15,725
6,422 WP Carey, Inc. 454,421
Total 150,791,106
Utilities (0.4%)
27,505 AES Corporation 737,409
7,412 ALLETE, Inc. 498,012
41,372 Alliant Energy Corporation 2,240,708
29,354 American Electric Power
Company, Inc. 2,486,284
6,515 American States Water Company 492,664
133 American Water Works Company,
Inc. 19,939
20,474 Artesian Resources Corporation 806,266
23,182 Black Hills Corporation 1,547,862
70,096 CenterPoint Energy, Inc. 1,587,674
1,860 Chesapeake Utilities Corporation 215,909
18,105 Consolidated Water Company,
Ltd. 243,512
5,429 DTE Energy Company 722,817
32,381 Duke Energy Corporation 3,125,738
44,646 Entergy Corporation 4,440,938
3,949 Essential Utilities, Inc. 176,718
11,883 Evergy, Inc. 707,395
46,595 Exelon Corporation 2,038,065
149,702 FirstEnergy Corporation 5,193,162
6,460 Hawaiian Electric Industries, Inc. 287,018
6,100 IDACORP, Inc. 609,817
8,956 MDU Resources Group, Inc. 283,099
4,010 National Fuel Gas Company 200,460
7,022 New Jersey Resources
Corporation 279,967
1,516 NiSource, Inc. 36,551
3,709 Northwest Natural Holding
Company 200,101
17,731 NorthWestern Corporation 1,156,061
62,156 OGE Energy Corporation 2,011,368
10,406 Otter Tail Corporation 480,445
3,503 Pinnacle West Capital Corporation 284,969
25,726 Portland General Electric
Company 1,221,213
2,187 PPL Corporation 63,073
9,600 Sempra Energy 1,272,768
6,673 Southwest Gas Holdings, Inc. 458,502
22,700 Spire, Inc. 1,677,303
33,386 UGI Corporation 1,369,160
8,894 Unitil Corporation 406,367
15,596 WEC Energy Group, Inc. 1,459,630
Total 41,038,944
Total Common Stock
(cost $2,047,043,220) 3,148,969,372
Principal
Amount Long-Term Fixed Income ( 23.7% ) Value
Asset-Backed Securities (1.5%)
522 Funding CLO, Ltd.
$ 3,000,000
1.824%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
$ 3,000,003
Access Group, Inc.
308,523
0.609%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
305,547
Aimco CLO 10, Ltd.
3,100,000
1.542%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
3,101,736
Aimco CLO 11, Ltd.
4,600,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
4,608,289
Ares CLO, Ltd.
4,250,000
1.623%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
4,250,370
Ares XXXIIR CLO, Ltd.
2,750,000
1.134%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
2,750,030
3,450,000
2.194%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
3,452,001
Buttermilk Park CLO, Ltd.
7,100,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
7,100,483
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,650,219
CarVal CLO II, Ltd.
2,775,000
1.694%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
2,774,886
1,600,000
2.194%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
1,596,002
CBAM, Ltd.
4,500,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
4,500,175
Cent CLO, LP
1,025,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
1,025,155
CIFC Funding, Ltd.
1,625,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
1,628,999
Colony American Finance Trust
4,797,174
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
5,045,901
Commonbond Student Loan Trust
559,312
0.609%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
555,511

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Asset-Backed Securities (1.5%) - continued
CoreVest American Finance Trust
$ 4,948,514
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
$ 5,155,117
Dryden 36 Senior Loan Fund
2,325,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
2,325,163
Dryden Senior Loan Fund
3,950,000
1.623%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,950,363
Earnest Student Loan Program
2016-D, LLC
389,208
2.720%,  1/25/2041, Ser.
2016-D, Class A2
i
390,142
ECMC Group Student Loan Trust
2,808,529
1.259%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
2,837,208
Flatiron CLO, Ltd.
1,625,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
1,634,037
Galaxy XIX CLO, Ltd.
2,175,000
2.033%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
2,175,224
Galaxy XX CLO, Ltd.
4,500,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,494,136
Golub Capital Partners, Ltd.
2,500,000
1.404%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
2,494,262
3,683,000
1.424%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,675,700
Goodgreen
3,427,719
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
3,597,426
Home Partners of America Trust
5,398,798
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,465,161
5,271,852
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,331,635
Laurel Road Prime Student Loan
Trust
844,533
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
857,939
2,554,068
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
2,647,474
Madison Park Funding XIV, Ltd.
3,125,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
3,125,141
Madison Park Funding, Ltd.
2,700,000
2.300%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
2,700,235
Magnetite XII, Ltd.
4,425,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
4,425,248
Principal
Amount Long-Term Fixed Income (23.7%) Value
Asset-Backed Securities (1.5%) - continued
Mercury Financial Credit Card
Master Trust
$ 2,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
$ 2,300,348
Mountain View CLO, Ltd.
3,175,000
1.361%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
3,169,444
MRA Issuance Trust
5,675,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
5,676,030
National Collegiate Trust
1,400,858
0.404%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,375,587
Neuberger Berman CLO, Ltd.
1,350,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
1,350,285
Octagon Investment Partners 32,
Ltd.
3,400,000
2.235%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,d,i
3,400,000
1,450,000
2.491%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,i
1,450,155
Octagon Investment Partners XVI,
Ltd.
750,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
750,061
OZLM IX, Ltd.
1,650,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
1,650,305
OZLM VIII, Ltd.
1,289,848
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,289,941
Palmer Square CLO, Ltd.
3,600,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,i
3,590,633
Palmer Square Loan Funding, Ltd.
2,259,349
1.074%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
2,259,520
2,200,000
1.874%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
2,200,297
Pretium Mortgage Credit Partners,
LLC
2,573,302
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
2,595,644
Saxon Asset Securities Trust
1,204,048
3.672%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,163,002
Shackleton CLO, Ltd.
3,000,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
3,000,042

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Asset-Backed Securities (1.5%) - continued
SLM Student Loan Trust
$ 1,186,034
0.509%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
$ 1,165,991
Sound Point CLO XIV, Ltd.
3,400,000
2.221%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
3,388,477
Sound Point CLO XV, Ltd.
3,400,000
2.235%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,d,i
3,400,000
Sound Point CLO XXI, Ltd.
2,000,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
2,000,180
THL Credit Wind River CLO, Ltd.
1,225,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
1,230,341
U.S. Small Business Administration
122,941
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 126,534
Upstart Securitization Trust
1,928,084
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
1,943,317
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
1,447,002
Vericrest Opportunity Loan Trust
3,500,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
i,j
3,477,514
Voya CLO, Ltd.
2,096,725
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
2,096,754
Whitebox CLO II, Ltd.
1,900,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
1,903,990
Total 167,028,312
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,434,762
Alcoa Nederland Holding BV
700,000 5.500%,  12/15/2027
i
753,480
Anglo American Capital plc
1,115,000 4.875%,  5/14/2025
i
1,259,307
BWAY Holding Company
640,000 5.500%,  4/15/2024
i
648,800
Chemours Company
360,000 5.750%,  11/15/2028
i
379,049
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 465,750
290,000 4.625%,  3/1/2029
i
289,507
290,000 4.875%,  3/1/2031
i
289,275
Consolidated Energy Finance SA
510,000 6.875%,  6/15/2025
i
519,563
Dow Chemical Company
650,000 4.800%,  11/30/2028 762,286
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 649,838
Principal
Amount Long-Term Fixed Income (23.7%) Value
Basic Materials (0.3%) - continued
First Quantum Minerals, Ltd.
$ 950,000 7.500%,  4/1/2025
i
$ 980,875
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 693,792
710,000 4.250%,  3/1/2030 756,150
Glencore Funding, LLC
217,000 4.125%,  5/30/2023
i
232,053
1,343,000 4.000%,  3/27/2027
i
1,480,078
Hecla Mining Company
220,000 7.250%,  2/15/2028 235,950
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
i
530,048
Ingevity Corporation
770,000 3.875%,  11/1/2028
i
746,900
International Paper Company
1,888,000 4.350%,  8/15/2048 2,182,126
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 866,082
360,000 4.500%,  7/15/2027 405,479
Kraton Polymers, LLC
680,000 4.250%,  12/15/2025
i
682,550
Mercer International, Inc.
500,000 5.125%,  2/1/2029
i
518,000
Norbord, Inc.
610,000 5.750%,  7/15/2027
i
650,138
Novelis Corporation
485,000 5.875%,  9/30/2026
i
506,219
290,000 4.750%,  1/30/2030
i
298,903
OCI NV
770,000 4.625%,  10/15/2025
i
795,988
Olin Corporation
925,000 5.125%,  9/15/2027 957,375
Steel Dynamics, Inc.
1,500,000 1.650%,  10/15/2027 1,468,617
Syngenta Finance NV
1,375,000 3.933%,  4/23/2021
i
1,377,541
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,553,241
Tronox Finance plc
410,000 5.750%,  10/1/2025
i
427,683
United States Steel Corporation
810,000 6.875%,  3/1/2029 828,225
Vale Overseas, Ltd.
1,135,000 6.250%,  8/10/2026 1,350,083
514,000 6.875%,  11/21/2036 683,139
Venator Finance SARL
520,000 5.750%,  7/15/2025
i
504,400
Total 29,163,252
Capital Goods (0.4%)
AECOM
860,000 5.125%,  3/15/2027 935,787
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
i
604,912
Ardagh Packaging Finance plc
499,000 6.000%,  2/15/2025
i
514,219
730,000 5.250%,  8/15/2027
i
744,658
BAE Systems plc
1,850,000 1.900%,  2/15/2031
i
1,735,947
Boeing Company
580,000 5.930%,  5/1/2060 744,213
895,000 5.040%,  5/1/2027 1,020,361
712,000 5.150%,  5/1/2030 820,043

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Capital Goods (0.4%) - continued
$ 1,475,000 5.705%,  5/1/2040 $ 1,804,997
Bombardier, Inc.
495,000 7.500%,  3/15/2025
i
486,956
495,000 7.875%,  4/15/2027
i
485,442
Brand Industrial Services, Inc.
255,000 8.500%,  7/15/2025
i
256,989
BWAY Holding Company
515,000 7.250%,  4/15/2025
i
515,000
Carrier Global Corporation
720,000 3.577%,  4/5/2050 707,037
1,050,000 2.700%,  2/15/2031 1,049,686
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,249,246
CNH Industrial NV
915,000 3.850%,  11/15/2027 1,011,821
Cornerstone Building Brands, Inc.
695,000 6.125%,  1/15/2029
i
740,175
Covanta Holding Corporation
510,000 6.000%,  1/1/2027 532,313
180,000 5.000%,  9/1/2030 181,800
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
i
488,738
Crown Cork & Seal Company, Inc.
780,000 7.375%,  12/15/2026 938,925
Emerson Electric Company
1,500,000 1.800%,  10/15/2027 1,505,859
GFL Environmental, Inc.
180,000 4.000%,  8/1/2028
i
174,150
515,000 3.500%,  9/1/2028
i
499,550
H&E Equipment Services, Inc.
570,000 3.875%,  12/15/2028
i
554,325
Howmet Aerospace, Inc.
660,000 6.875%,  5/1/2025 764,775
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 841,241
Jeld-Wen, Inc.
650,000 4.625%,  12/15/2025
i
658,125
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,333,263
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 656,457
374,000 6.150%,  9/1/2036 521,119
Meritor, Inc.
360,000 4.500%,  12/15/2028
i
361,080
NESCO Holdings II, Inc.
170,000 5.500%,  4/15/2029
d,i
174,386
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 2,770,922
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
i
492,775
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 810,816
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,173,074
Roper Technologies, Inc.
668,000 4.200%,  9/15/2028 752,615
945,000 1.750%,  2/15/2031 877,520
SRM Escrow Issuer, LLC
650,000 6.000%,  11/1/2028
i
681,200
Principal
Amount Long-Term Fixed Income (23.7%) Value
Capital Goods (0.4%) - continued
Standard Industries, Inc.
$ 980,000 4.375%,  7/15/2030
i
$ 988,820
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,061,596
Titan Acquisition, Ltd.
220,000 7.750%,  4/15/2026
i
228,514
TransDigm, Inc.
500,000 6.250%,  3/15/2026
i
530,100
1,410,000 5.500%,  11/15/2027 1,459,533
140,000 4.625%,  1/15/2029
i
138,047
United Rentals North America, Inc.
710,000 4.875%,  1/15/2028 747,893
430,000 4.000%,  7/15/2030 437,633
United Technologies Corporation
900,000 4.450%,  11/16/2038 1,042,716
1,200,000 3.750%,  11/1/2046 1,279,007
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
i
261,056
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
i
625,181
Total 42,972,613
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
681,236
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 544,420
Bellemeade Re, Ltd.
634,720
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
634,918
1,152,833
1.209%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
1,153,304
2,750,000
1.767%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
2,749,272
BRAVO Residential Funding Trust
321,966
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
330,953
Business Jet Securities, LLC
2,553,745
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
2,585,105
Citicorp Mortgage Securities, Inc.
2,463,959
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,453,328
Countrywide Alternative Loan Trust
757,831
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
726,983
1,899,215
7.000%,  10/25/2037, Ser.
2007-24, Class A10 1,002,182
Countrywide Home Loans, Inc.
446,749
5.750%,  4/25/2037, Ser.
2007-3, Class A27 324,429
Credit Suisse Mortgage Trust
1,147,038
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
1,145,472
3,369,761
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
3,573,310
7,792,255
3.471%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
7,883,120

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 165,864
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A $ 145,521
Federal Home Loan Mortgage
Corporation - REMIC
33,437,173
2.000%,  11/25/2050, Ser.
5038, Class NI
k
4,275,260
1,641,906
4.000%,  7/15/2031, Ser.
4104, Class KI
k
85,937
1,964,710
3.000%,  2/15/2033, Ser.
4170, Class IG
k
203,632
3,588,352
3.000%,  3/15/2033, Ser.
4180, Class PI
k
414,842
Federal National Mortgage
Association
44,810,512
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
2,508,878
Federal National Mortgage
Association - REMIC
5,913,411
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
338,426
Foundation Finance Trust
2,900,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
2,883,135
FWD Securitization Trust
2,779,808
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
2,877,790
Galton Funding Mortgage Trust
2017-1
822,913
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
831,762
GS Mortgage-Backed Securities
Trust
758,803
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
770,537
J.P. Morgan Alternative Loan Trust
1,003,462
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 804,833
Legacy Mortgage Asset Trust
696,102
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
703,959
LHOME Mortgage Trust
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
2,898,132
MASTR Alternative Loans Trust
1,240,776
0.559%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
182,662
Merrill Lynch Alternative Note
Asset Trust
408,407
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 254,139
MRA Issuance Trust
2,100,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,e,i
2,100,000
5,750,000
1.259%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,e,i
5,750,000
New York Mortgage Trust
2,829,311
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
2,840,208
Principal
Amount Long-Term Fixed Income (23.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Oak Street Investment
$ 2,286,630
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
i
$ 2,295,878
Preston Ridge Partners Mortgage
Trust, LLC
2,590,809
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
2,612,269
3,836,068
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
3,863,464
2,831,802
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
2,831,482
Pretium Mortgage Credit Partners,
LLC
1,900,000
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
e,i,j
1,900,000
RCO Mortgage, LLC
4,349,626
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
4,374,136
Renaissance Home Equity Loan
Trust
3,385,880
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
1,795,341
Residential Accredit Loans, Inc.
Trust
1,177,410
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,151,208
Sequoia Mortgage Trust
1,028,789
3.114%,  9/20/2046, Ser.
2007-1, Class 4A1
b
800,701
Silver Hill Trust
1,392,493
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,440,947
Starwood Mortgage Residential
Trust
925,163
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
940,979
Toorak Mortgage Corporation
2,750,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
2,779,869
8,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 8,620,771
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,754,039
Vericrest Opportunity Loan
Transferee
2,347,317
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
2,334,946
1,571,366
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
1,570,151
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
1,912,595
1,700,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
1,693,271
2,624,477
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
2,621,590
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
1,795,725
1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
1,795,410
1,900,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
e,i,j
1,900,000
Verus Securitization Trust
1,016,809
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,018,934

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 2,617,659
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
$ 2,667,253
2,085,722
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
2,123,821
1,539,930
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
1,562,783
4,985,291
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
5,076,784
WaMu Mortgage Pass Through
Certificates
105,998
3.017%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
103,248
426,124
3.035%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
427,166
Total 121,741,210
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
18,970,600
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
2,568,541
BFLD Trust
3,000,000
1.256%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
3,026,422
1,100,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
1,111,002
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,186,221
3.000%,  3/15/2045, Ser.
4741, Class GA 1,227,049
GS Mortgage Securities Trust
6,600,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 7,030,267
Morgan Stanley Capital I Trust
19,968,179
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
2,724,982
Total 17,688,263
Communications Services (0.7%)
AMC Networks, Inc.
640,000 4.250%,  2/15/2029 622,400
American Tower Corporation
900,000 2.900%,  1/15/2030 914,896
1,500,000 2.100%,  6/15/2030 1,427,390
AT&T, Inc.
1,532,000 3.500%,  9/15/2053
i
1,415,776
1,500,000 2.300%,  6/1/2027 1,533,014
825,000 4.350%,  3/1/2029 933,222
1,475,000 5.250%,  3/1/2037 1,779,553
1,460,000 4.900%,  8/15/2037 1,728,044
575,000 5.550%,  8/15/2041 715,793
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
951,583
940,000 4.750%,  3/1/2030
i
974,075
CCOH Safari, LLC
906,000 5.750%,  2/15/2026
i
934,765
Cengage Learning, Inc.
745,000 9.500%,  6/15/2024
i
758,969
Principal
Amount Long-Term Fixed Income (23.7%) Value
Communications Services (0.7%) - continued
Charter Communications
Operating, LLC
$ 700,000 4.500%,  2/1/2024 $ 765,618
1,000,000 4.200%,  3/15/2028 1,102,286
1,400,000 3.500%,  6/1/2041 1,327,736
1,425,000 6.484%,  10/23/2045 1,855,366
Clear Channel Worldwide
Holdings, Inc.
640,000 7.750%,  4/15/2028
i
632,960
Comcast Corporation
800,000 4.049%,  11/1/2052 904,009
900,000 3.950%,  10/15/2025 1,005,426
1,500,000 4.250%,  10/15/2030 1,723,545
640,000 4.400%,  8/15/2035 748,455
1,305,000 4.750%,  3/1/2044 1,603,894
550,000 4.600%,  8/15/2045 664,938
Consolidated Communications,
Inc.
290,000 5.000%,  10/1/2028
i
292,262
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
i
1,149,091
Crown Castle International
Corporation
1,121,000 3.200%,  9/1/2024 1,203,805
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
i
1,345,600
Cumulus Media New Holdings,
Inc.
480,000 6.750%,  7/1/2026
g,i
489,000
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,108,132
DISH DBS Corporation
450,000 7.375%,  7/1/2028 472,072
Embarq Corporation
380,000 7.995%,  6/1/2036 437,840
Entercom Media Corporation
470,000 6.500%,  5/1/2027
g,i
485,862
Fox Corporation
900,000 3.500%,  4/8/2030 957,509
Front Range BidCo, Inc.
660,000 4.000%,  3/1/2027
i
648,450
465,000 6.125%,  3/1/2028
i
477,206
Frontier Communications
Corporation
410,000 5.875%,  10/15/2027
i
434,600
170,000 6.750%,  5/1/2029
i
179,299
GCI, LLC
520,000 4.750%,  10/15/2028
i
532,350
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 299,187
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
i
523,900
LCPR Senior Secured Financing
DAC
450,000 6.750%,  10/15/2027
i
479,768
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
i
936,545
980,000 4.250%,  7/1/2028
i
991,084
Ligado Networks, LLC
255,000
0.000%,PIK 15.500%,
11/1/2023
e,f,i
238,928
Meredith Corporation
750,000 6.500%,  7/1/2025
i
804,660

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Communications Services (0.7%) - continued
Netflix, Inc.
$ 1,340,000 4.875%,  4/15/2028 $ 1,515,875
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
i
786,090
Nielsen Finance, LLC
230,000 5.625%,  10/1/2028
i
241,788
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 821,873
435,000 4.200%,  6/1/2030 489,530
Radiate Holdco, LLC
285,000 6.500%,  9/15/2028
i
300,946
Scripps Escrow II, Inc.
360,000 3.875%,  1/15/2029
i
353,700
260,000 5.375%,  1/15/2031
i
258,050
SFR Group SA
1,250,000 7.375%,  5/1/2026
i
1,300,125
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
i
758,550
Sirius XM Radio, Inc.
780,000 5.000%,  8/1/2027
i
818,259
Sprint Capital Corporation
760,000 6.875%,  11/15/2028 958,337
555,000 8.750%,  3/15/2032 820,706
Sprint Corporation
1,680,000 7.625%,  2/15/2025 2,003,400
Terrier Media Buyer, Inc.
385,000 8.875%,  12/15/2027
i
414,279
T-Mobile USA, Inc.
1,450,000 3.750%,  4/15/2027
i
1,585,082
255,000 2.875%,  2/15/2031 246,458
1,100,000 4.375%,  4/15/2040
i
1,222,166
United States Cellular Corporation
460,000 6.700%,  12/15/2033 557,147
Uniti Group, LP
255,000 6.500%,  2/15/2029
i
251,813
Univision Communications, Inc.
980,000 6.625%,  6/1/2027
i
1,046,567
VeriSign, Inc.
400,000 4.750%,  7/15/2027 424,500
Verizon Communications, Inc.
720,000 3.700%,  3/22/2061 711,445
480,000 2.100%,  3/22/2028 482,011
3,065,000 4.272%,  1/15/2036 3,464,320
1,750,000 2.650%,  11/20/2040 1,599,239
Viacom, Inc.
1,140,000 5.850%,  9/1/2043 1,456,017
ViaSat, Inc.
740,000 5.625%,  9/15/2025
i
752,180
Vodafone Group plc
700,000 4.875%,  6/19/2049 831,730
VTR Finance NV
350,000 6.375%,  7/15/2028
g,i
378,000
Walt Disney Company
1,400,000 2.200%,  1/13/2028 1,430,565
1,000,000 2.650%,  1/13/2031 1,020,735
1,700,000 3.500%,  5/13/2040 1,797,564
Ziggo BV
717,000 5.500%,  1/15/2027
i
746,576
Total 74,356,486
Consumer Cyclical (0.6%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
i
783,682
Principal
Amount Long-Term Fixed Income (23.7%) Value
Consumer Cyclical (0.6%) - continued
Allied Universal Holdco, LLC
$ 570,000 6.625%,  7/15/2026
i
$ 604,474
Allison Transmission, Inc
740,000 3.750%,  1/30/2031
i
716,875
Amazon.com, Inc.
1,870,000 3.875%,  8/22/2037 2,142,611
1,122,000 4.050%,  8/22/2047 1,313,173
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027
g
850,750
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 208,477
Brookfield Residential Properties,
Inc.
1,125,000 6.250%,  9/15/2027
i
1,174,219
Caesars Entertainment, Inc.
170,000 8.125%,  7/1/2027
i
187,467
Carnival Corporation
550,000 11.500%,  4/1/2023
i
630,437
390,000 10.500%,  2/1/2026
i
458,737
180,000 7.625%,  3/1/2026
i
193,374
580,000 5.750%,  3/1/2027
i
595,225
Cedar Fair, LP
720,000 5.250%,  7/15/2029 740,081
Cinemark USA, Inc.
600,000 5.875%,  3/15/2026
i
614,364
Clarios Global, LP
255,000 8.500%,  5/15/2027
i
274,444
Colt Merger Sub, Inc.
1,180,000 6.250%,  7/1/2025
i
1,257,898
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,646,356
D.R. Horton, Inc.
700,000 2.600%,  10/15/2025 736,257
Dana, Inc.
590,000 5.625%,  6/15/2028 631,300
Empire Communities Corporation
540,000 7.000%,  12/15/2025
i
569,025
Ford Motor Company
340,000 9.000%,  4/22/2025 411,779
190,000 9.625%,  4/22/2030 265,153
700,000 7.450%,  7/16/2031 882,581
Ford Motor Credit Company, LLC
1,940,000 4.063%,  11/1/2024 2,035,157
1,060,000 4.134%,  8/4/2025 1,108,680
Gap, Inc.
350,000 8.625%,  5/15/2025
i
391,912
General Motors Company
1,425,000 6.125%,  10/1/2025 1,675,669
1,500,000 6.800%,  10/1/2027 1,860,844
General Motors Financial
Company, Inc.
760,000 3.950%,  4/13/2024 817,941
Hanesbrands, Inc.
730,000 4.875%,  5/15/2026
i
782,925
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
i
510,816
Hilton Domestic Operating
Company, Inc.
1,340,000 4.875%,  1/15/2030 1,421,472
Home Depot, Inc.
505,000 5.400%,  9/15/2040 669,018

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Consumer Cyclical (0.6%) - continued
$ 1,140,000 4.250%,  4/1/2046 $ 1,341,560
970,000 3.900%,  6/15/2047 1,090,175
Hyundai Capital America
945,000 1.250%,  9/18/2023
i
951,835
1,150,000 1.800%,  1/10/2028
i
1,099,657
International Game Technology plc
600,000 5.250%,  1/15/2029
i
625,800
KB Home
650,000 4.800%,  11/15/2029 680,875
Kohl's Corporation
825,000 9.500%,  5/15/2025 1,069,714
825,000 5.550%,  7/17/2045 934,663
L Brands, Inc.
780,000 6.625%,  10/1/2030
i
890,604
180,000 6.875%,  11/1/2035 214,522
Landry's, Inc.
580,000 6.750%,  10/15/2024
i
586,479
Lennar Corporation
650,000 4.875%,  12/15/2023 710,014
1,450,000 4.750%,  5/30/2025 1,614,937
Levi Strauss & Company
750,000 3.500%,  3/1/2031
i
723,750
Live Nation Entertainment, Inc.
360,000 3.750%,  1/15/2028
i
355,050
Marriott International, Inc.
775,000 5.750%,  5/1/2025 889,307
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 1,210,633
Mattamy Group Corporation
780,000 5.250%,  12/15/2027
i
816,075
McDonald's Corporation
1,500,000 2.125%,  3/1/2030 1,464,545
755,000 4.450%,  3/1/2047 877,473
MGM Resorts International
1,260,000 6.000%,  3/15/2023 1,349,775
Owl Rock Capital Corporation
1,425,000 3.400%,  7/15/2026 1,443,352
PetSmart, Inc.
400,000 4.750%,  2/15/2028
i
409,084
440,000 7.750%,  2/15/2029
i
476,278
Prime Security Services Borrower,
LLC
1,260,000 5.750%,  4/15/2026
i
1,363,383
Real Hero Merger Sub 2, Inc.
385,000 6.250%,  2/1/2029
i
397,512
Realogy Group, LLC
630,000 5.750%,  1/15/2029
i
621,337
Rite Aid Corporation
255,000 7.500%,  7/1/2025
i
264,881
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
i
815,428
280,000 11.500%,  6/1/2025
i
326,550
270,000 5.500%,  4/1/2028
i
271,350
Scientific Games International, Inc.
910,000 5.000%,  10/15/2025
i
942,487
610,000 7.250%,  11/15/2029
i
661,850
SeaWorld Parks and
Entertainment, Inc.
360,000 9.500%,  8/1/2025
i
391,257
Six Flags Entertainment
Corporation
380,000 5.500%,  4/15/2027
g,i
393,775
Principal
Amount Long-Term Fixed Income (23.7%) Value
Consumer Cyclical (0.6%) - continued
Six Flags Theme Parks, Inc.
$ 360,000 7.000%,  7/1/2025
i
$ 389,250
Staples, Inc.
970,000 7.500%,  4/15/2026
i
1,023,108
Target Corporation
1,300,000 2.250%,  4/15/2025 1,362,028
Tenneco, Inc.
360,000 5.000%,  7/15/2026
g
339,300
TJX Companies, Inc.
875,000 3.875%,  4/15/2030 974,250
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
i
419,342
ViacomCBS, Inc.
1,400,000 4.200%,  5/19/2032 1,564,925
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,468,998
Vista Outdoor, Inc.
630,000 4.500%,  3/15/2029
i
623,357
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,422,172
Wyndham Destinations, Inc.
470,000 6.625%,  7/31/2026
i
533,615
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
i
283,220
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
i
666,099
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
i
397,206
Total 68,906,010
Consumer Non-Cyclical (0.8%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,788,081
AbbVie, Inc.
875,000 2.950%,  11/21/2026 931,596
1,475,000 4.300%,  5/14/2036 1,700,382
550,000 4.850%,  6/15/2044 668,141
726,000 4.700%,  5/14/2045 859,854
1,700,000 4.875%,  11/14/2048 2,047,496
Albertson's Companies, Inc.
340,000 7.500%,  3/15/2026
i
375,569
935,000 3.500%,  3/15/2029
i
889,783
Altria Group, Inc.
960,000 5.800%,  2/14/2039 1,171,468
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,499,366
100,000 3.125%,  5/1/2025 107,470
Anheuser-Busch Companies, LLC
1,040,000 4.700%,  2/1/2036 1,218,327
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,449,351
1,740,000 4.375%,  4/15/2038 1,977,749
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,130,781
820,000 4.625%,  5/15/2042 968,188
Aramark Services, Inc.
390,000 6.375%,  5/1/2025
g,i
413,400
AstraZeneca plc
1,050,000 1.375%,  8/6/2030 963,084
BAT Capital Corporation
1,496,000 4.540%,  8/15/2047 1,506,304

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Bausch Health Companies, Inc.
$ 230,000 5.000%,  1/30/2028
i
$ 232,875
820,000 5.000%,  2/15/2029
i
814,362
Baxalta, Inc.
721,000 4.000%,  6/23/2025 799,185
Becton, Dickinson and Company
725,000 3.794%,  5/20/2050 770,273
900,000 3.700%,  6/6/2027 992,717
Campbell Soup Company
450,000 2.375%,  4/24/2030 440,127
Cargill, Inc.
650,000 3.250%,  5/23/2029
i
696,952
Centene Corporation
530,000 4.625%,  12/15/2029 573,622
730,000 3.000%,  10/15/2030 728,788
300,000 2.500%,  3/1/2031 286,506
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 656,500
Cigna Corporation
1,500,000 4.800%,  8/15/2038 1,792,796
Community Health Systems, Inc.
255,000 5.625%,  3/15/2027
i
267,112
360,000 6.000%,  1/15/2029
i
380,700
680,000 6.875%,  4/15/2029
i
711,872
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,334,274
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,576,895
600,000 2.875%,  5/1/2030 613,064
CVS Health Corporation
2,560,000 4.875%,  7/20/2035 3,012,346
DaVita, Inc.
910,000 4.625%,  6/1/2030
i
927,163
DENTSPLY SIRONA, Inc.
210,000 3.250%,  6/1/2030 219,567
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
i
401,280
Encompass Health Corporation
1,030,000 4.500%,  2/1/2028 1,054,844
Endo Finance, LLC
340,000 9.500%,  7/31/2027
i
369,325
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
i
608,437
General Mills, Inc.
715,000 2.875%,  4/15/2030 738,136
H. J. Heinz Company
180,000 5.200%,  7/15/2045 208,180
HCA, Inc.
2,100,000 5.375%,  2/1/2025 2,342,582
1,375,000 5.500%,  6/15/2047 1,710,217
HLF Financing SARL, LLC
550,000 7.250%,  8/15/2026
i
576,125
Illumina, Inc.
610,000 9.000%,  7/1/2028
i
686,433
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,701,306
JBS Investments II GmbH
190,000 5.750%,  1/15/2028
i
200,450
JBS USA, LLC
640,000 5.500%,  1/15/2030
i
708,317
Keurig Dr Pepper, Inc.
775,000 3.350%,  3/15/2051 771,882
Principal
Amount Long-Term Fixed Income (23.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Keurig Dr. Pepper, Inc.
$ 1,125,000 3.200%,  5/1/2030 $ 1,190,392
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 910,316
900,000 3.900%,  5/4/2047 1,033,745
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 1,024,115
Kraft Heinz Foods Company
1,140,000 4.625%,  1/30/2029 1,279,460
1,010,000 3.750%,  4/1/2030 1,071,960
90,000 4.250%,  3/1/2031 99,084
Mattel, Inc.
605,000 3.375%,  4/1/2026
i
624,626
Medtronic, Inc.
105,000 4.625%,  3/15/2045 132,413
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
i
689,403
Mondelez International, Inc.
425,000 2.750%,  4/13/2030 433,898
MPH Acquisition Holdings, LLC
400,000 5.750%,  11/1/2028
g,i
390,000
Mylan, Inc.
1,570,000 4.550%,  4/15/2028 1,772,994
Ortho-Clinical Diagnostics, Inc.
385,000 7.250%,  2/1/2028
i
421,829
Par Pharmaceutical, Inc.
910,000 7.500%,  4/1/2027
i
965,192
Pilgrim's Pride Corporation
370,000 5.875%,  9/30/2027
i
396,529
Quest Diagnostics, Inc.
1,400,000 2.800%,  6/30/2031 1,422,995
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 900,215
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,359,247
Royalty Pharma plc
1,050,000 3.550%,  9/2/2050
i
1,000,597
Scotts Miracle-Gro Company
620,000 4.500%,  10/15/2029 639,189
SEG Holding, LLC
740,000 5.625%,  10/15/2028
i
775,150
Simmons Foods, Inc.
360,000 4.625%,  3/1/2029
i
363,157
Smithfield Foods, Inc.
60,000 2.650%,  10/3/2021
i
60,451
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
i
327,050
280,000 5.500%,  7/15/2030
i
299,600
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
i
544,600
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,813,540
Teleflex, Inc.
770,000 4.250%,  6/1/2028
i
797,913
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 520,552
1,340,000 5.125%,  11/1/2027
i
1,401,238
255,000 6.125%,  10/1/2028
i
266,156
Teva Pharmaceutical Finance
Netherlands III BV
820,000 2.800%,  7/21/2023 816,351
Thermo Fisher Scientific, Inc.
900,000 4.133%,  3/25/2025 999,402

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Consumer Non-Cyclical (0.8%) - continued
Tyson Foods, Inc.
$ 748,000 3.550%,  6/2/2027 $ 816,697
United Natural Foods, Inc.
515,000 6.750%,  10/15/2028
i
550,406
UnitedHealth Group, Inc.
815,000 2.950%,  10/15/2027 874,829
1,450,000 4.625%,  7/15/2035 1,770,302
VRX Escrow Corporation
1,940,000 6.125%,  4/15/2025
i
1,988,888
Zoetis, Inc.
740,000 4.700%,  2/1/2043 892,893
Total 86,208,974
Energy (0.6%)
Antero Midstream Partners, LP
270,000 5.750%,  3/1/2027
i
270,059
Antero Resources Corporation
540,000 5.000%,  3/1/2025
g
540,416
Apache Corporation
620,000 4.375%,  10/15/2028 618,140
460,000 5.100%,  9/1/2040 449,650
Archrock Partners, LP
570,000 6.250%,  4/1/2028
i
579,006
BP Capital Markets America, Inc.
1,700,000 2.939%,  6/4/2051 1,516,204
700,000 3.543%,  4/6/2027 766,169
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
i
387,711
380,000 3.950%,  12/1/2026 375,615
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 444,924
525,000 2.950%,  7/15/2030 523,642
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 269,715
Centennial Resource Production,
LLC
520,000 6.875%,  4/1/2027
g,i
462,800
Cheniere Energy Partners, LP
1,290,000 5.625%,  10/1/2026 1,348,953
Chevron USA, Inc.
1,850,000 5.050%,  11/15/2044 2,346,693
Cimarex Energy Company
1,050,000 4.375%,  6/1/2024 1,141,948
CNX Resources Corporation
330,000 6.000%,  1/15/2029
i
342,929
Comstock Resources, Inc.
400,000 9.750%,  8/15/2026 434,000
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,669,025
Continental Resources, Inc.
81,000 4.500%,  4/15/2023 83,892
270,000 4.375%,  1/15/2028 283,905
360,000 5.750%,  1/15/2031
i
406,750
Diamondback Energy, Inc.
1,250,000 3.500%,  12/1/2029 1,297,311
Enagas SA
790,000 5.500%,  1/15/2028
i
771,553
Encana Corporation
270,000 6.625%,  8/15/2037 324,692
Endeavor Energy Resources, LP
380,000 5.750%,  1/30/2028
i
401,402
Energean Israel Finance, Ltd.
515,000 4.500%,  3/30/2024
i
517,616
Principal
Amount Long-Term Fixed Income (23.7%) Value
Energy (0.6%) - continued
Energy Transfer Operating, LP
$ 1,100,000 6.000%,  6/15/2048 $ 1,265,360
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 1,022,762
800,000 5.150%,  2/1/2043 817,204
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 560,297
360,000 5.600%,  4/1/2044 298,800
EOG Resources, Inc.
1,150,000 4.375%,  4/15/2030 1,320,218
EQM Midstream Partners, LP
660,000 6.500%,  7/1/2027
i
717,585
270,000 6.500%,  7/15/2048 269,325
EQT Corporation
850,000 3.900%,  10/1/2027 867,000
Equinor ASA
750,000 3.000%,  4/6/2027 803,183
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,464,285
Genesis Energy, LP
270,000 6.500%,  10/1/2025 264,667
Harvest Midstream, LP
670,000 7.500%,  9/1/2028
i
720,049
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
i
463,500
Hilcorp Energy I, LP
540,000 5.750%,  2/1/2029
i
544,725
Kinder Morgan Energy Partners,
LP
1,870,000 6.500%,  9/1/2039 2,421,030
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,226,488
Marathon Oil Corporation
1,175,000 4.400%,  7/15/2027 1,293,462
Marathon Petroleum Corporation
994,000 4.750%,  12/15/2023 1,091,733
846,000 6.500%,  3/1/2041 1,124,712
MPLX, LP
575,000 4.875%,  12/1/2024 645,384
944,000 4.875%,  6/1/2025 1,063,271
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 343,000
Nabors Industries, Ltd.
425,000 7.250%,  1/15/2026
i
352,750
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,142,842
Newfield Exploration Company
1,185,000 5.625%,  7/1/2024 1,302,701
700,000 5.375%,  1/1/2026 771,418
NGL Energy Operating, LLC
360,000 7.500%,  2/1/2026
i
369,900
NGL Energy Partners, LP
360,000 7.500%,  11/1/2023 347,400
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 599,491
Occidental Petroleum Corporation
1,150,000 2.900%,  8/15/2024 1,137,396
600,000 3.400%,  4/15/2026 582,600
185,000 8.500%,  7/15/2027 219,225
690,000 3.500%,  8/15/2029 647,427
380,000 6.450%,  9/15/2036 419,429
960,000 4.400%,  4/15/2046 822,182

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Energy (0.6%) - continued
ONEOK, Inc.
$ 1,070,000 2.200%,  9/15/2025 $ 1,089,447
Ovintiv, Inc.
180,000 7.375%,  11/1/2031 228,959
PBF Holding Company, LLC
505,000 9.250%,  5/15/2025
i
515,580
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 844,200
Plains All American Pipeline, LP
800,000 4.500%,  12/15/2026 877,799
775,000 3.550%,  12/15/2029 772,721
Range Resources Corporation
270,000 9.250%,  2/1/2026 293,360
270,000 8.250%,  1/15/2029
i
288,900
Sabine Pass Liquefaction, LLC
1,500,000 5.750%,  5/15/2024 1,692,521
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
i
1,100,723
Southwestern Energy Company
590,000 7.500%,  4/1/2026
g
624,232
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 1,076,376
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 1,021,669
Sunoco, LP
545,000 5.875%,  3/15/2028 570,413
Targa Resources Partners, LP
430,000 5.375%,  2/1/2027 445,938
Teine Energy, Ltd.
510,000 6.875%,  4/15/2029
d,i
516,171
Transocean Guardian, Ltd.
456,750 5.875%,  1/15/2024
i
399,656
Transocean Proteus, Ltd.
192,000 6.250%,  12/1/2024
i
182,400
USA Compression Partners, LP
270,000 6.875%,  4/1/2026 276,919
Vine Energy Holdings, LLC
340,000 6.750%,  4/15/2029
d,i
340,000
W&T Offshore, Inc.
610,000 9.750%,  11/1/2023
i
539,667
Weatherford International, Ltd.
540,000 8.750%,  9/1/2024
i
564,894
430,000 11.000%,  12/1/2024
i
412,800
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,533,437
Western Midstream Operating, LP
180,000 4.350%,  2/1/2025 186,300
570,000 3.950%,  6/1/2025 585,396
320,000 5.500%,  8/15/2048 314,918
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,344,239
Williams Partners, LP
935,000 4.500%,  11/15/2023 1,018,204
WPX Energy, Inc.
1,056,000 4.500%,  1/15/2030 1,137,090
Total 69,692,450
Financials (1.3%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,319,238
Principal
Amount Long-Term Fixed Income (23.7%) Value
Financials (1.3%) - continued
AerCap Ireland Capital DAC
$ 1,240,000 3.500%,  1/15/2025 $ 1,300,310
1,250,000 3.875%,  1/23/2028 1,309,789
Aircastle, Ltd.
700,000 5.000%,  4/1/2023 746,099
1,050,000 2.850%,  1/26/2028
i
1,004,558
Ally Financial, Inc.
615,000 5.750%,  11/20/2025 698,688
American International Group, Inc.
60,000 4.125%,  2/15/2024 65,663
845,000 3.750%,  7/10/2025 922,659
835,000 3.900%,  4/1/2026 922,074
Ares Capital Corporation
1,100,000 3.875%,  1/15/2026 1,159,280
550,000 2.150%,  7/15/2026 535,603
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,i
723,457
850,000 2.570%,  11/25/2035
b,i
798,949
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
i
1,318,842
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
864,102
275,000 4.250%,  4/15/2026
i
288,040
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
i
982,450
Banco Santander SA
400,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,625
Bank of America Corporation
1,050,000 4.200%,  8/26/2024 1,158,103
970,000 4.000%,  1/22/2025 1,062,257
1,800,000 3.458%,  3/15/2025
b
1,932,786
800,000 3.824%,  1/20/2028
b
878,890
1,500,000 2.496%,  2/13/2031
b
1,486,189
900,000 2.592%,  4/29/2031
b
898,121
1,475,000 1.922%,  10/24/2031
b
1,388,072
1,375,000 4.244%,  4/24/2038
b
1,564,162
Barclays Bank plc
386,000 10.179%,  6/12/2021
i
392,628
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,483,294
1,475,000 3.564%,  9/23/2035
b
1,477,124
BPCE SA
1,091,000 3.500%,  10/23/2027
i
1,180,135
Burford Capital Global Finance,
LLC
305,000 6.250%,  4/15/2028
d,i
312,625
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,088,681
CANPACK SA
700,000 3.125%,  11/1/2025
i
710,500
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,217,513
Cascades USA, Inc.
570,000 5.125%,  1/15/2026
i
604,912
Chobani, LLC
720,000 4.625%,  11/15/2028
i
734,400
CIT Group, Inc.
310,000 5.250%,  3/7/2025 349,137
Citigroup, Inc.
1,515,000 4.400%,  6/10/2025 1,683,502
745,000 3.200%,  10/21/2026 800,561

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Financials (1.3%) - continued
$ 1,094,000 3.668%,  7/24/2028
b
$ 1,196,423
490,000 4.125%,  7/25/2028 542,247
915,000 3.520%,  10/27/2028
b
989,746
978,000 4.650%,  7/23/2048 1,200,072
CNA Financial Corporation
650,000 3.900%,  5/1/2029 716,644
Comerica, Inc.
45,000 3.700%,  7/31/2023 48,116
Commerzbank AG
1,850,000 8.125%,  9/19/2023
i
2,116,585
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
988,000 4.625%,  12/1/2023 1,082,763
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
i
632,400
Credit Agricole SA
1,125,000 3.250%,  1/14/2030
i
1,156,514
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,l
976,320
1,800,000 2.193%,  6/5/2026
b,i
1,829,267
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,i
1,304,319
Deutsche Bank AG
975,000 3.547%,  9/18/2031
b
1,006,772
1,175,000 3.729%,  1/14/2032
b
1,139,319
Discover Bank
900,000 2.450%,  9/12/2024 942,066
1,670,000 4.682%,  8/9/2028
b
1,781,222
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
i
769,317
Duke Realty, LP
925,000 2.875%,  11/15/2029 949,262
ERP Operating, LP
337,000 3.375%,  6/1/2025 365,157
ESH Hospitality, Inc.
590,000 5.250%,  5/1/2025
i
601,800
290,000 4.625%,  10/1/2027
i
306,716
First Horizon National Corporation
1,785,000 4.000%,  5/26/2025 1,958,962
Fortress Transportation
360,000 6.500%,  10/1/2025
i
376,200
GE Capital Funding, LLC
3,225,000 4.400%,  5/15/2030
i
3,651,192
GE Capital International Funding
Company
1,630,000 4.418%,  11/15/2035 1,865,959
Global Net Lease, Inc.
520,000 3.750%,  12/15/2027
i
506,857
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,076,150
275,000 1.992%,  1/27/2032
b
260,987
1,130,000 4.750%,  10/21/2045 1,391,787
HCP, Inc.
660,000 3.400%,  2/1/2025 709,200
Healthpeak Properties, Inc.
875,000 2.875%,  1/15/2031 882,110
HSBC Holdings plc
1,475,000 6.875%,  6/1/2021
b,l
1,487,832
1,850,000 3.803%,  3/11/2025
b
1,997,722
710,000 3.900%,  5/25/2026 782,874
1,400,000 4.950%,  3/31/2030 1,634,613
Principal
Amount Long-Term Fixed Income (23.7%) Value
Financials (1.3%) - continued
Icahn Enterprises, LP
$ 1,215,000 6.375%,  12/15/2025 $ 1,254,488
iStar, Inc.
550,000 4.250%,  8/1/2025 553,795
J.P. Morgan Chase & Company
1,550,000 3.875%,  9/10/2024 1,699,270
445,000 3.125%,  1/23/2025 476,765
850,000 1.040%,  2/4/2027
b
829,035
1,475,000 4.203%,  7/23/2029
b
1,668,643
900,000 2.522%,  4/22/2031
b
898,105
1,100,000 1.953%,  2/4/2032
b
1,042,538
1,740,000 3.882%,  7/24/2038
b
1,930,877
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,223,588
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
2,122,109
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
i
413,075
MGM Growth Properties Operating
Partnership, LP
410,000 4.625%,  6/15/2025
i
432,427
340,000 5.750%,  2/1/2027 374,828
Mitsubishi UFJ Financial Group,
Inc.
1,870,000 3.287%,  7/25/2027 2,038,851
1,750,000 2.048%,  7/17/2030 1,684,352
Mizuho Financial Group, Inc.
1,500,000 1.979%,  9/8/2031
b
1,414,714
Morgan Stanley
760,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,l
760,000
600,000 2.188%,  4/28/2026
b
619,939
1,925,000 4.350%,  9/8/2026 2,174,971
1,244,000 3.591%,  7/22/2028
b
1,356,191
190,000 3.772%,  1/24/2029
b
207,811
1,600,000 3.622%,  4/1/2031
b
1,737,191
825,000 2.802%,  1/25/2052
b
759,385
MPT Operating Partnership, LP
630,000 4.625%,  8/1/2029 662,779
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 705,036
55,000 3.850%,  6/30/2026 60,713
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,i
979,901
Natwest Group plc
850,000 3.032%,  11/28/2035
b
810,968
NFP Corporation
225,000 6.875%,  8/15/2028
i
233,438
Omega Healthcare Investors, Inc.
875,000 3.375%,  2/1/2031 867,884
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
i
835,504
PennyMac Financial Services, Inc.
450,000 4.250%,  2/15/2029
i
430,313
Playtika Holding Corporation
170,000 4.250%,  3/15/2029
i
167,484
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,323,272
Quicken Loans, LLC
440,000 3.625%,  3/1/2029
i
423,500
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,668,371
575,000 1.800%,  3/15/2033 528,019

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Financials (1.3%) - continued
Regency Centers, LP
$ 1,100,000 4.125%,  3/15/2028 $ 1,202,353
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,204,930
Royal Bank of Scotland Group plc
1,050,000 6.000%,  12/29/2025
b,l
1,152,060
1,375,000 4.445%,  5/8/2030
b
1,531,447
Service Properties Trust
540,000 4.500%,  6/15/2023 548,564
260,000 4.750%,  10/1/2026 253,500
360,000 5.500%,  12/15/2027 380,784
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,245,917
Springleaf Finance Corporation
910,000 6.875%,  3/15/2025 1,035,057
540,000 6.625%,  1/15/2028 611,987
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,217,358
850,000 1.710%,  1/12/2031 789,809
Synchrony Financial
590,000 4.250%,  8/15/2024 641,806
925,000 3.950%,  12/1/2027 996,646
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,285,327
UDR, Inc.
875,000 2.100%,  8/1/2032 812,985
VEREIT Operating Partnership, LP
1,100,000 2.850%,  12/15/2032 1,065,297
VICI Properties, LP
340,000 4.250%,  12/1/2026
i
347,849
200,000 3.750%,  2/15/2027
i
200,000
290,000 4.625%,  12/1/2029
i
300,834
Voya Financial, Inc.
1,018,000 3.125%,  7/15/2024 1,087,895
Wells Fargo & Company
1,320,000 3.000%,  2/19/2025 1,404,515
125,000 3.000%,  4/22/2026 133,577
1,475,000 3.000%,  10/23/2026 1,574,283
1,400,000 2.393%,  6/2/2028
b
1,434,851
1,180,000 4.900%,  11/17/2045 1,416,242
Westpac Banking Corporation
2,000,000 2.668%,  11/15/2035
b
1,897,800
Total 142,148,313
Mortgage-Backed Securities (7.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
36,218,318 3.000%,  3/25/2050 37,800,198
26,594,829 3.000%,  4/1/2050 27,773,961
13,593,162 3.500%,  7/1/2047 14,430,491
Federal National Mortgage
Association
8,583,306 4.500%,  5/1/2048 9,368,730
14,829,950 3.500%,  10/1/2048 15,663,828
8,609,878 3.500%,  6/1/2049 9,113,252
17,171,293 3.500%,  8/1/2049 18,171,862
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
64,125,000 1.500%,  4/1/2036
d
64,414,505
101,100,000 2.000%,  4/1/2036
d
103,756,151
Principal
Amount Long-Term Fixed Income (23.7%) Value
Mortgage-Backed Securities (7.1%) - continued
$ 35,000,000 2.500%,  4/1/2036
d
$ 36,415,039
44,400,000 2.000%,  5/1/2036
d
45,510,542
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
48,700,000 2.000%,  4/1/2051
d,m
48,608,688
119,715,000 2.500%,  4/1/2051
d
122,848,167
122,875,000 2.000%,  5/1/2051
d,m
122,419,019
77,078,000 2.500%,  5/1/2051
d
78,929,679
25,914,873 4.000%,  7/1/2048 27,814,979
Total 783,039,091
Technology (0.4%)
Apple, Inc.
1,405,000 3.000%,  11/13/2027 1,523,197
2,570,000 3.750%,  9/12/2047 2,842,625
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 800,865
Baidu, Inc.
1,200,000 3.425%,  4/7/2030 1,257,139
Banff Merger Sub, Inc.
255,000 9.750%,  9/1/2026
i
271,575
Broadcom Corporation
542,000 3.875%,  1/15/2027 588,561
1,350,000 3.500%,  1/15/2028 1,433,318
Broadcom, Inc.
604,000 3.469%,  4/15/2034
i
606,065
600,000 5.000%,  4/15/2030 683,830
CDW, LLC
380,000 4.250%,  4/1/2028 393,300
CommScope Technologies
Finance, LLC
620,000 6.000%,  6/15/2025
i
632,431
CommScope, Inc.
385,000 7.125%,  7/1/2028
i
408,901
Diamond 1 Finance Corporation
2,360,000 6.020%,  6/15/2026
i
2,793,879
Diamond Sports Group, LLC
980,000 6.625%,  8/15/2027
i
509,600
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 1,022,210
1,150,000 2.650%,  6/1/2030 1,158,192
Gartner, Inc.
50,000 4.500%,  7/1/2028
i
51,562
605,000 3.750%,  10/1/2030
i
599,997
Hewlett Packard Enterprise
Company
850,000 4.650%,  10/1/2024 948,858
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
i
577,096
750,000 5.250%,  7/15/2030
i
773,850
KLA Corporation
1,800,000 3.300%,  3/1/2050 1,728,883
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,429,862
Micron Technology, Inc.
600,000 2.497%,  4/24/2023 622,734
Microsoft Corporation
2,400,000 4.200%,  11/3/2035 2,867,744
2,250,000 3.700%,  8/8/2046 2,522,166
NCR Corporation
1,020,000 6.125%,  9/1/2029
i
1,079,925

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Technology (0.4%) - continued
NVIDIA Corporation
$ 1,500,000 3.500%,  4/1/2040 $ 1,613,515
NXP Funding, LLC
1,500,000 4.875%,  3/1/2024
i
1,667,184
Open Text Corporation
675,000 4.125%,  2/15/2030
i
684,241
Oracle Corporation
1,800,000 2.800%,  4/1/2027 1,895,656
1,815,000 3.850%,  7/15/2036 1,930,303
1,500,000 3.600%,  4/1/2040 1,506,478
PTC, Inc.
300,000 3.625%,  2/15/2025
i
307,875
270,000 4.000%,  2/15/2028
i
274,050
Qorvo, Inc.
460,000 3.375%,  4/1/2031
i
450,749
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
g,i
549,085
Seagate HDD Cayman
670,000 3.375%,  7/15/2031
i
644,171
Sensata Technologies, Inc.
980,000 3.750%,  2/15/2031
i
966,221
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
i
197,125
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
i
1,192,856
Switch, Ltd.
570,000 3.750%,  9/15/2028
i
561,290
Teledyne Technologies, Inc.
720,000 2.250%,  4/1/2028 716,530
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 1,939,211
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 402,948
748,000 3.125%,  8/15/2027 802,409
VMware, Inc.
825,000 4.650%,  5/15/2027 935,150
Total 49,365,412
Transportation (0.1%)
Air Canada Pass Through Trust
310,431 3.875%,  3/15/2023
i
309,951
American Airlines, Inc.
420,000 11.750%,  7/15/2025
i
519,536
765,000 5.500%,  4/20/2026
i
796,128
125,000 5.750%,  4/20/2029
i
132,956
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
i
465,491
Boeing Company
712,000 5.805%,  5/1/2050 896,373
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,499,159
575,000 4.450%,  3/15/2043 678,744
CSX Corporation
900,000 3.800%,  4/15/2050 955,000
Delta Air Lines, Inc.
515,000 7.000%,  5/1/2025
i
593,258
1,100,000 4.750%,  10/20/2028
i
1,196,136
Hawaiian Brand Intellectual
Property, Ltd.
580,000 5.750%,  1/20/2026
i
616,308
Mileage Plus Holdings, LLC
570,000 6.500%,  6/20/2027
i
624,863
Principal
Amount Long-Term Fixed Income (23.7%) Value
Transportation (0.1%) - continued
Southwest Airlines Company
$ 475,000 4.750%,  5/4/2023 $ 512,855
1,050,000 5.125%,  6/15/2027 1,207,153
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,402,561
XPO Logistics, Inc.
923,000 6.750%,  8/15/2024
i
967,996
Total 13,374,468
U.S. Government & Agencies (8.2%)
U.S. Treasury Bonds
9,660,000 1.625%,  11/15/2050 8,049,497
7,285,000 2.250%,  11/15/2027 7,711,571
72,550,000 2.875%,  5/15/2028 79,751,154
19,150,000 5.250%,  11/15/2028 24,381,840
13,650,000 1.625%,  8/15/2029 13,698,521
3,250,000 1.500%,  2/15/2030 3,210,010
3,750,000 0.875%,  11/15/2030 3,468,164
270,000 1.125%,  2/15/2031 255,108
2,975,000 4.375%,  5/15/2040 3,988,243
44,475,000 1.375%,  11/15/2040 37,831,547
1,340,000 3.000%,  5/15/2042 1,496,455
68,726,000 2.500%,  5/15/2046 70,036,089
46,100,000 2.875%,  5/15/2049 50,623,562
U.S. Treasury Notes
4,300,000 2.500%,  1/15/2022 4,382,641
5,080,000 1.125%,  2/28/2022 5,128,816
78,270,000 0.125%,  6/30/2022 78,288,345
22,660,000 1.875%,  7/31/2022 23,190,209
14,960,000 0.125%,  10/31/2022 14,958,247
16,300,000 2.000%,  11/30/2022 16,802,371
106,955,000 0.125%,  1/31/2023 106,904,865
4,910,000 2.500%,  3/31/2023 5,138,814
22,900,000 0.125%,  10/15/2023 22,824,859
82,550,000 2.500%,  1/31/2024 87,625,535
25,885,000 2.125%,  7/31/2024 27,321,820
28,665,000 2.250%,  11/15/2024 30,419,611
19,170,000 2.125%,  11/30/2024 20,264,038
52,575,000 2.625%,  1/31/2026 56,916,545
90,300,000 2.500%,  2/28/2026 97,231,230
1,500,000 0.750%,  1/31/2028 1,438,125
Total 903,337,832
Utilities (0.4%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 999,111
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,542,660
Appalachian Power Company
750,000 3.300%,  6/1/2027 807,069
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,350,468
Calpine Corporation
960,000 4.500%,  2/15/2028
i
968,064
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 629,107
900,000 4.250%,  11/1/2028 1,009,395
CMS Energy Corporation
490,000 2.950%,  2/15/2027 517,774
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,382,463

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (23.7%) Value
Utilities (0.4%) - continued
Consolidated Edison Company of
New York, Inc.
$ 1,250,000 4.125%,  5/15/2049 $ 1,389,811
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 668,853
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,435,820
DTE Electric Company
965,000 3.700%,  3/15/2045 1,020,496
475,000 3.700%,  6/1/2046 504,253
Duke Energy Carolinas, LLC
1,190,000 3.700%,  12/1/2047 1,264,101
Duke Energy Corporation
770,000 3.750%,  9/1/2046 774,371
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,113,510
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,620,315
Edison International
725,000 5.750%,  6/15/2027 845,750
Exelon Corporation
585,000 4.700%,  4/15/2050 700,717
1,158,000 4.450%,  4/15/2046 1,327,460
FirstEnergy Corporation
460,000 2.850%,  7/15/2022 466,900
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 313,873
760,000 5.300%,  7/1/2043 930,636
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,146,371
Monongahela Power Company
990,000 5.400%,  12/15/2043
i
1,219,177
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 614,056
1,050,000 3.700%,  3/15/2029 1,149,618
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
i
776,075
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 1,156,355
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,219,342
NRG Energy, Inc.
820,000 3.375%,  2/15/2029
i
800,525
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 939,910
480,000 3.250%,  6/1/2031 477,877
900,000 3.950%,  12/1/2047 828,318
PG&E Corporation
380,000 5.000%,  7/1/2028 401,460
300,000 5.250%,  7/1/2030 318,000
PPL Capital Funding, Inc.
800,000 5.000%,  3/15/2044 953,509
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,236,401
Public Service Electric & Gas
Company
400,000 3.000%,  5/15/2027 429,343
San Diego Gas and Electric
Company
1,540,000 4.150%,  5/15/2048 1,735,994
Principal
Amount Long-Term Fixed Income (23.7%) Value
Utilities (0.4%) - continued
South Carolina Electric & Gas
Company
$ 650,000 5.100%,  6/1/2065 $ 861,689
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,545,170
Southern Company
843,000 3.250%,  7/1/2026 902,327
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 685,680
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 645,851
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 769,600
Talen Energy Supply, LLC
590,000 7.625%,  6/1/2028
i
597,375
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
i
809,287
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,044,104
Vistra Operations Company, LLC
550,000 5.000%,  7/31/2027
i
566,511
Total 47,412,902
Total Long-Term Fixed Income
(cost $2,554,180,248) 2,616,435,588
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
41,125,358 Thrivent Cash Management Trust 41,125,358
Total Collateral Held for
Securities Loaned
(cost $41,125,358) 41,125,358
Shares or
Principal
Amount Short-Term Investments ( 11.6% ) Value
Federal Home Loan Bank Discount
Notes
16,800,000 0.085%, 4/7/2021
n,o
16,800,000
19,600,000 0.085%, 4/8/2021
n,o
19,600,000
100,000 0.025%, 4/16/2021
n
100,000
6,000,000 0.002%, 4/28/2021
n,o
6,000,000
2,500,000 0.040%, 5/4/2021
n,o
2,499,977
1,000,000 0.030%, 5/6/2021
n,o
999,990
100,000 0.040%, 5/12/2021
n,o
99,999
1,000,000 0.030%, 5/13/2021
n
999,988
21,700,000 0.010%, 5/18/2021
n,o
21,699,717
3,100,000 0.020%, 6/16/2021
n,o
3,099,869
100,000 0.015%, 6/23/2021
n,o
99,995
6,500,000 0.000%, 7/7/2021
o
6,499,475
Thrivent Core Short-Term Reserve
Fund
119,323,005 0.180% 1,193,230,053
U.S. Treasury Bills
800,000 0.022%, 4/20/2021
n,p
799,993
5,400,000 0.031%, 4/22/2021
n,p
5,399,969
4,200,000 0.048%, 8/26/2021
n,p
4,199,614
Total Short-Term Investments
(cost $1,282,004,685) 1,282,128,639

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Note
Futures
399 $132.50, expires 5/21/2021 $ 773,063
Put on 30-Yr. U.S. Treasury Bond
Futures
387 $160.00, expires 5/21/2021 2,273,625
Total Options Purchased
(cost $1,514,549) 3,046,688
Total Investments (cost
$9,557,290,672) 106.1% $11,735,447,625
Other Assets and Liabilities, Net
(6.1%) (679,523,087)
Total Net Assets 100.0% $11,055,924,538
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $440,005,249 or 4.0% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At March 31, 2021, $5,562,694 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 4,503,158
Common Stock 35,690,986
Total lending $40,194,144
Gross amount payable upon return of
collateral for securities loaned $41,125,358
Net amounts due to counterparty
$931,214
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 9,096,803 – 9,096,803 –
Capital Goods 18,337,183 – 18,337,183 –
Communications Services 31,115,675 – 31,115,675 –
Consumer Cyclical 24,878,775 – 24,878,775 –
Consumer Non-Cyclical 27,753,070 – 27,530,870 222,200
Energy 2,015,956 – 2,015,956 –
Financials 8,838,182 – 8,838,182 –
Technology 13,500,795 – 13,500,795 –
Transportation 7,712,992 – 7,712,992 –
Utilities 6,659,280 – 6,659,280 –
Registered Investment Companies
Unaffiliated 83,674,399 83,674,399 – –
Affiliated 3,781,683,132 3,781,683,132 – –
Common Stock
Communications Services 262,331,231 262,185,217 146,014 –
Consumer Discretionary 474,451,290 474,451,290 – –
Consumer Staples 74,494,467 74,494,467 – –
Energy 60,882,400 60,882,400 – –
Financials 425,983,147 420,571,497 5,409,957 1,693
Health Care 413,765,756 413,765,756 – –
Industrials 388,812,329 386,291,435 2,520,894 –
Information Technology 769,159,572 763,666,324 5,493,248 –
Materials 87,259,130 86,049,066 1,210,055 9
Real Estate 150,791,106 150,791,106 – –
Utilities 41,038,944 41,038,944 – –
Long-Term Fixed Income
Asset-Backed Securities 167,028,312 – 167,028,312 –
Basic Materials 29,163,252 – 29,163,252 –
Capital Goods 42,972,613 – 42,972,613 –
Collateralized Mortgage Obligations 121,741,210 – 110,091,210 11,650,000
Commercial Mortgage-Backed Securities 17,688,263 – 17,688,263 –
Communications Services 74,356,486 – 74,117,558 238,928
Consumer Cyclical 68,906,010 – 68,906,010 –
Consumer Non-Cyclical 86,208,974 – 86,208,974 –
Energy 69,692,450 – 69,692,450 –
Financials 142,148,313 – 142,148,313 –
Mortgage-Backed Securities 783,039,091 – 783,039,091 –
Technology 49,365,412 – 49,365,412 –
Transportation 13,374,468 – 13,374,468 –
U.S. Government & Agencies 903,337,832 – 903,337,832 –
Utilities 47,412,902 – 47,412,902 –
Short-Term Investments 88,898,586 – 88,898,586 –
Options Purchased 3,046,688 3,046,688 – –
Subtotal Investments in Securities $9,872,616,476 $7,002,591,721 $2,857,911,925 $12,112,830
Other Investments  * Total
Affiliated Short-Term Investments 1,193,230,053
Affiliated Registered Investment Companies 628,475,738
Collateral Held for Securities Loaned 41,125,358
Subtotal Other Investments $1,862,831,149
Total Investments at Value $11,735,447,625
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 47,059,518 47,059,518 – –
Total Asset Derivatives $47,059,518 $47,059,518 $– $–
Liability Derivatives
Futures Contracts 6,287,433 6,287,433 – –
Call Options Written 1,056,385 989,907 – 66,478
Total Liability Derivatives $7,343,818 $7,277,340 $– $66,478
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$60,499,025 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 194 June 2021 $ 26,143,640 ( $ 741,765)
CBOT 2-Yr. U.S. Treasury Note 644 June 2021 142,290,757 (142,852)
CBOT 5-Yr. U.S. Treasury Note 712 June 2021 88,985,176 (1,125,487)
CBOT U.S. Long Bond 187 June 2021 29,910,867 (1,001,836)
CME E-mini S&P 500 Index 5,606 June 2021 1,094,868,336 17,193,884
CME Ultra Long Term U.S. Treasury Bond 229 June 2021 43,089,255 (1,590,161)
ICE mini MSCI EAFE Index 1,547 June 2021 169,942,578 (391,378)
Total Futures Long Contracts $ 1,595,230,609 $ 12,200,405
CME E-mini Russell 2000 Index (3,294) June 2021 ( $ 385,932,719) $ 19,886,969
CME E-mini S&P Mid-Cap 400 Index (2,208) June 2021 (583,836,350) 8,586,110
CME Euro Foreign Exchange Currency (236) June 2021 (35,232,224) 593,324
Eurex Euro STOXX 50 Index (768) June 2021 (33,972,342) (900,314)
ICE US mini MSCI Emerging Markets Index (697) June 2021 (45,695,485) (393,640)
Ultra 10-Yr. U.S. Treasury Note (149) June 2021 (22,208,669) 799,231
Total Futures Short Contracts ( $ 1,106,877,789) $28,571,680
Total Futures Contracts $ 488,352,820 $40,772,085

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Portfolio's options contracts held as of March 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Note
Futures MSC 399.00 $ 132.50 May 2021 52,244,063 $ 773,063 $ 348,120
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 387.00 160.00 May 2021 59,827,781 2,273,625 1,184,019
Total Options Purchased Contracts $3,046,688 $1,532,139
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (33.50) $ 102.72 April 2021 (33,375,684) ( $ 33) $ 183,170
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (31.50) 100.83 May 2021 (31,440,938) (66,445) 119,356
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Put on 10-Yr. U.S. Treasury Note
Futures MSC (399.00) 130.50 May 2021 (52,244,062) (342,891) (131,928)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM (387.00) 153.00 May 2021 (59,827,781) (647,016) (285,372)
Total Options Written Contracts ($1,056,385) ($114,774)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $261,775 $2,684 $– $246,726 25,515 2.2%
Core Emerging Markets Equity 78,541 – – 81,738 6,662 0.7
Core International Equity 57,326 – 35,800 23,252 2,289 0.2
Core Low Volatility Equity 448,746 – 180,000 276,760 21,289 2.5
Global Stock 436,493 – – 459,722 30,845 4.2
High Yield 203,397 2,341 – 204,095 44,090 1.8
Income 680,517 4,731 – 654,548 59,895 5.9
International Allocation 536,533 – – 559,166 52,945 5.0
International Index 60,008 – – 62,009 4,742 0.6
Large Cap Value 712,027 – – 808,995 37,121 7.3
Limited Maturity Bond 348,789 1,413 – 348,628 34,658 3.2
Mid Cap Stock 484,590 – – 530,932 21,360 4.8
Small Cap Stock 134,494 – – 153,587 6,427 1.4
Total Affiliated Registered Investment
Companies 4,443,236 4,410,158 39.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 934,266 848,108 589,144 1,193,230 119,323 10.8
Total Affiliated Short-Term Investments 934,266 1,193,230 10.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 69,785 274,953 303,613 41,125 41,125 0.4
Total Collateral Held for Securities Loaned 69,785 41,125 0.4
Total Value $5,447,287 $5,644,513
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(17,733) – $2,685
Core Emerging Markets Equity – 3,198 – –
Core International Equity 899 827 – –
Core Low Volatility Equity 17,856 (9,842) – –
Global Stock – 23,229 – –
High Yield – (1,643) – 2,337
Income – (30,700) – 4,732
International Allocation – 22,634 – –
International Index – 2,001 – –
Large Cap Value – 96,968 – –
Limited Maturity Bond – (1,574) – 1,412
Mid Cap Stock – 46,343 – –
Small Cap Stock – 19,093 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (74) 74 – 454
Total Income/Non Income Cash from Affiliated
Investments $11,620
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 51
Total Affiliated Income from Securities Loaned, Net $51
Total Value $18,681 $152,875 $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.8% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 218,812
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 217,408
Chemours Company, Term Loan
360,736
1.860%,  (LIBOR 1M +
1.750%), 4/3/2025
b
349,614
Hexion, Inc., Term Loan
301,927
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
301,740
INEOS US Petrochem, LLC, Term
Loan
485,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
483,181
Innophos Holdings, Inc., Term
Loan
301,950
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
300,818
Momentive Performance Materials
USA, LLC, Term Loan
332,085
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
326,274
Nouryon USA, LLC, Term Loan
711,992
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
700,571
Pixelle Specialty Solutions, LLC,
Term Loan
534,309
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
533,753
PQ Corporation, Term Loan
258,866
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
258,758
Venator Finance SARL, Term Loan
344,108
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
339,091
Total 3,811,208
Capital Goods (0.1%)
Flex Acquisition Company, Inc.,
Term Loan
652,153
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
640,740
275,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
271,263
Gemini HDPE, LLC, Term Loan
430,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
427,583
GFL Environmental, Inc., Term
Loan
443,888
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
443,888
Graham Packaging Company,
Inc., Term Loan
455,000
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
451,847
Mauser Packaging Solutions
Holding Company, Term Loan
467,711
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
457,188
MI Windows and Doors, Inc., Term
Loan
403,988
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
405,252
Principal
Amount Bank Loans (0.8%)
a
Value
Capital Goods (0.1%) - continued
Navistar, Inc., Term Loan
$ 106,700
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 106,673
Pactiv Evergreen Group Holdings,
Inc., Term Loan
105,655
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
105,144
364,087
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
359,718
TransDigm, Inc., Term Loan
1,059,354
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,036,398
TricorBraun Holdings, Inc.,
Delayed Draw
104,667
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
103,576
TricorBraun Holdings, Inc., Term
Loan
465,332
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
460,483
Vertiv Group Corporation, Term
Loan
1,556,100
2.869%,  (LIBOR 3M +
2.750%), 3/2/2027
b
1,542,811
Total 6,812,564
Communications Services (0.2%)
Altice France SA, Term Loan
298,375
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
292,246
Cablevision Lightpath, LLC, Term
Loan
428,925
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
427,853
CCI Buyer, Inc., Term Loan
115,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
115,108
CommScope, Inc., Term Loan
575,617
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
571,329
CSC Holdings, LLC, Term Loan
56,625
2.356%,  (LIBOR 1M +
2.250%), 7/17/2025
b,c,d
55,788
Diamond Sports Group, LLC, Term
Loan
454,579
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
310,250
E.W. Scripps Company, Term Loan
418,950
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
417,052
Eagle Broadband Investments,
LLC, Term Loan
713,213
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
710,837
Entercom Media Corporation, Term
Loan
408,479
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
398,981
GCI, LLC, Term Loan
536,951
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
533,820
HCP Acquisition, LLC, Term Loan
579,244
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
577,970

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Communications Services (0.2%) - continued
iHeartCommunications, Inc., Term
Loan
$ 351,441
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
$ 346,883
Intermediate Dutch Holdings, Term
Loan
400,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,c,d
398,200
Lumen Technologies, Inc., Term
Loan
521,618
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,c,d
515,520
Meredith Corporation, Term Loan
373,120
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
378,329
NEP Group, Inc., Term Loan
703,800
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
681,412
70,000
7.109%,  (LIBOR 1M +
7.000%), 10/19/2026
b
64,108
Nexstar Broadcasting, Inc., Term
Loan
687,053
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
681,303
Nielsen Finance, LLC, Term Loan
195,634
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
195,971
Peraton Corporation, Delayed
Draw
380,000
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
379,685
Peraton Corporation, Term Loan
210,000
4.500%,  (LIBOR 3M +
3.750%), 2/1/2028
b
209,826
Radiate Holdco, LLC, Term Loan
1,017,450
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,016,412
Terrier Media Buyer, Inc., Term
Loan
593,513
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
587,660
TNS, Inc., Term Loan
376,220
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
374,181
WideOpenWest Finance, LLC,
Term Loan
757,724
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
755,027
Xplornet Communications, Inc.,
Term Loan
441,787
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
441,442
Ziggo Financing Partnership, Term
Loan
295,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
291,782
Total 11,728,975
Consumer Cyclical (0.1%)
1011778 B.C., LLC, Term Loan
639,234
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,c,d
627,050
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
Caesars Resort Collection, LLC,
Term Loan
$ 572,125
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
$ 572,840
Carnival Corporation, Term Loan
288,546
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
297,203
Cengage Learning, Inc., Term
Loan
279,200
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
275,886
City Brewing Company, LLC, Term
Loan
80,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,c,d
79,600
CP Atlas Buyer, Inc., Term Loan
375,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
372,247
Golden Entertainment, Inc., Term
Loan
936,050
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
922,009
Golden Nugget, LLC, Term Loan
300,745
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
295,708
Harbor Freight Tools USA, Inc.,
Term Loan
553,612
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
552,605
LCPR Loan Financing, LLC, Term
Loan
390,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,c,d
390,488
Michaels Stores, Inc., Term Loan
407,950
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
407,338
Penn National Gaming, Inc., Term
Loan
328,357
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
326,560
Scientific Games International,
Inc., Term Loan
1,797,432
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,761,357
Staples, Inc., Term Loan
98,002
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
96,246
327,117
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
318,668
Stars Group Holdings BV, Term
Loan
443,306
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
443,554
Tenneco, Inc., Term Loan
427,600
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
415,948
Truck Hero, Inc., Term Loan
105,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
104,665

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Cyclical (0.1%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 302,250
1.859%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 298,807
Total 8,558,779
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
343,253
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
342,824
Bausch Health Americas, Inc.,
Term Loan
715,202
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
712,492
Bellring Brands, LLC, Term Loan
419,155
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
421,074
Chobani, LLC, Term Loan
223,875
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
223,539
CNT Holdings I Corporation, Term
Loan
290,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
289,185
80,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
80,800
Dole Food Company, Inc., Term
Loan
597,635
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
597,055
Endo Luxembourg Finance
Company, Term Loan
695,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,c,d
687,181
Gainwell Acquistion Corporation,
Term Loan
790,000
0.000%,  (LIBOR 1M +
4.000%), 10/1/2027
b,c,d
786,050
Global Medical Response, Inc.,
Term Loan
53,212
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
52,842
1,391,513
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,385,946
MPH Acquisition Holdings, LLC,
Term Loan
1,243,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,236,438
Ortho-Clinical Diagnostics SA,
Term Loan
772,166
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
770,429
Petco Health & Wellness
Company, Inc., Term Loan
510,000
0.000%,  (LIBOR 1M +
3.250%), 3/4/2028
b,c,d
507,690
PetSmart, Inc., Term Loan
720,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
718,344
Plantronics, Inc., Term Loan
183,586
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
180,964
Principal
Amount Bank Loans (0.8%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Precision Medicine Group, LLC,
Delayed Draw
$ 59,423
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
$ 58,941
Precision Medicine Group, LLC,
Term Loan
454,438
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
450,748
Sotera Health Holdings, LLC, Term
Loan
291,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
289,909
Total 9,792,451
Energy (<0.1%)
Calpine Corporation, Term Loan
553,612
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
549,760
Energizer Holdings, Inc., Term
Loan
135,000
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
134,268
Lealand Finance Company BV,
Term Loan
120,870
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
65,672
Total 749,700
Financials (0.1%)
Asurion, LLC, Term Loan
613,463
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
609,193
225,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,c,d
223,265
400,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
407,000
Avolon TLB Borrower 1 US, LLC,
Term Loan
240,410
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
239,403
Blackstone CQP Holdco, LP, Term
Loan
707,400
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
705,193
Digicel International Finance, Ltd.,
Term Loan
374,031
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b
354,705
MoneyGram International, Inc.,
Term Loan
397,991
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
397,792
Newco Financing Partnership,
Term Loan
82,500
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
82,235
Northriver Midstream Finance, LP,
Term Loan
547,992
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
539,860
Tronox Finance, LLC, Term Loan
375,000
2.648%,  (LIBOR 3M +
2.500%), 3/11/2028
b
372,735

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.8%)
a
Value
Financials (0.1%) - continued
UPC Financing Partnership, Term
Loan
$ 82,500
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
$ 82,235
Total 4,013,616
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
473,227
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
453,905
Lummus Technology Holdings V,
LLC, Term Loan
1,085,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,079,119
Prime Security Services Borrower,
LLC, Term Loan
1,350,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,343,669
Rackspace Technology Global,
Inc., Term Loan
870,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
861,570
SS&C Technologies, Inc., Term
Loan
56,139
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
55,490
43,435
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
42,932
Verscend Holding Corporation,
Term Loan
200,000
0.000%,  (LIBOR 1M +
4.000%), 8/27/2025
b,c,d
199,774
Zayo Group Holdings, Inc., Term
Loan
932,974
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
924,791
Total 4,961,250
Transportation (<0.1%)
American Airlines, Inc., Term Loan
1,040,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,c,d
1,064,378
Genesee & Wyoming, Inc., Term
Loan
603,900
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
601,448
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
355,572
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
136,370
United Airlines, Inc., Term Loan
227,044
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
220,192
Total 2,377,960
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
105,791
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
105,791
Principal
Amount Bank Loans (0.8%)
a
Value
Utilities (<0.1%) - continued
Core and Main, LP, Term Loan
$ 618,103
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
$ 615,136
EnergySolutions, LLC, Term Loan
316,062
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
314,087
Exgen Renewables IV, LLC, Term
Loan
573,562
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,c,d
573,803
PG&E Corporation, Term Loan
773,053
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
771,360
Talen Energy Supply, LLC, Term
Loan
247,225
3.859%,  (LIBOR 1M +
3.750%), 7/8/2026
b
239,808
Total 2,619,985
Total Bank Loans
(cost $55,500,484) 55,426,488
Shares
Registered Investment
Companies ( 47.1% ) Value
Unaffiliated  (0.8%)
606,450 Invesco Senior Loan ETF 13,420,739
17,169 ProShares Ultra S&P 500
g
1,756,560
1,201 ProShares UltraPro QQQ 109,603
62,707 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 1,713,782
98,696 SPDR S&P 500 ETF Trust 39,116,186
13,777 SPDR S&P Oil & Gas Exploration
ETF
g
1,120,621
Total 57,237,491
Affiliated  (46.3%)
9,148,618 Thrivent Core Emerging Markets
Debt Fund 88,467,141
6,068,384 Thrivent Core Emerging Markets
Equity Fund 74,459,067
10,919,938 Thrivent Core International Equity
Fund 110,946,574
18,198,850 Thrivent Core Low Volatility Equity
Fund 236,585,054
33,286,811 Thrivent Global Stock Portfolio 496,119,946
13,726,851 Thrivent High Yield Portfolio 63,542,966
17,768,370 Thrivent Income Portfolio 194,178,083
54,722,469 Thrivent International Allocation
Portfolio 577,940,411
3,371,833 Thrivent International Index
Portfolio 44,095,484
26,680,566 Thrivent Large Cap Value Portfolio 581,460,250
10,445,951 Thrivent Limited Maturity Bond
Portfolio 105,075,816
25,857,777 Thrivent Mid Cap Stock Portfolio 642,731,254
6,600,208 Thrivent Small Cap Stock Portfolio 157,726,488
Total 3,373,328,534
Total Registered Investment
Companies (cost $2,563,766,477) 3,430,566,025
Shares Common Stock ( 32.0% ) Value
Communications Services (2.4%)
97,635 Activision Blizzard, Inc. 9,080,055

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Communications Services (2.4%) - continued
26,556 Alphabet, Inc., Class A
h
$ 54,772,281
2,069 Alphabet, Inc., Class C
h
4,279,995
33,876 AMC Networks, Inc.
h
1,800,848
15,960 ANGI Homeservices, Inc.
h
207,480
67,625 AT&T, Inc. 2,047,009
2,506 Cardlytics, Inc.
h
274,908
10,348 Cars.com Inc.
h
134,110
3,272 Charter Communications, Inc.
h
2,018,889
28,249 Comcast Corporation 1,528,553
5,763 Consolidated Communications
Holdings, Inc.
h
41,494
5,354 Discovery, Inc., Class A
g,h
232,685
5,012 DISH Network Corporation
h
181,434
9,156 EchoStar Corporation
h
219,744
33,061 Entercom Communications
Corporation
h
173,570
117,207 Facebook, Inc.
h
34,520,978
31,059 Gannett Company, Inc.
h
167,097
10,377 Gray Television, Inc. 190,937
5,135 Hemisphere Media Group, Inc.
h
59,823
31,263 Interpublic Group of Companies,
Inc. 912,880
121,679 Live Nation Entertainment, Inc.
h
10,300,127
41,977 Lumen Technologies, Inc. 560,393
43,386 Match Group, Inc.
h
5,960,369
5,056 Omnicom Group, Inc. 374,902
196,619 QuinStreet, Inc.
h
3,991,366
18,704 RingCentral, Inc.
h
5,571,548
162 Roku, Inc.
h
52,775
3,779 Scholastic Corporation 113,786
13,302 Take-Two Interactive Software,
Inc.
h
2,350,463
22,210 Telephone & Data Systems, Inc. 509,942
216,476 Twitter, Inc.
h
13,774,368
290,152 Uber Technologies, Inc.
h
15,816,186
3,612 United States Cellular Corporation
h
131,766
22,780 Verizon Communications, Inc. 1,324,657
19,274 Walt Disney Company
h
3,556,438
10,234 WideOpenWest, Inc.
h
139,080
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
65,820
2,324 Zillow Group, Inc.
h
305,327
Total 177,744,083
Consumer Discretionary (4.9%)
4,106 Aaron's Company, Inc. 105,442
13,840 Adient plc
h
611,728
27,519 Amazon.com, Inc.
h
85,145,988
37,547 American Axle & Manufacturing
Holdings, Inc.
h
362,704
14,597 American Eagle Outfitters, Inc.
g
426,816
100,655 Aptiv plc
h
13,880,325
43,110 At Home Group, Inc.
h
1,237,257
6,203 AutoNation, Inc.
h
578,244
754 AutoZone, Inc.
h
1,058,842
35,699 Bally's Corporation
h
2,319,721
7,616 Beazer Homes USA, Inc.
h
159,327
8,035 Bed Bath & Beyond, Inc.
h
234,220
9,648 Big 5 Sporting Goods Corporation
g
151,474
7,396 Big Lots, Inc. 505,147
10,761 BJ's Restaurants, Inc.
h
624,999
5,139 Booking Holdings, Inc.
h
11,973,048
11,860 Bright Horizons Family Solutions,
Inc.
h
2,033,397
4,837 Brinker International, Inc.
h
343,717
Shares Common Stock (32.0%) Value
Consumer Discretionary (4.9%) - continued
2,758 Brunswick Corporation $ 263,030
14,934 Burlington Stores, Inc.
h
4,462,279
45,918 Caesars Entertainment, Inc.
h
4,015,529
2,627 Camping World Holdings, Inc. 95,570
13,136 Carnival Corporation
h
348,629
20,324 Carvana Company
h
5,333,018
302 Cavco Industries, Inc.
h
68,134
65,869 Cedar Fair, LP
h
3,272,372
2,715 Century Casinos, Inc.
h
27,883
32,885 Chegg, Inc.
h
2,816,929
48,332 Chewy, Inc.
g,h
4,094,204
97,869 Chico's FAS, Inc.
h
323,946
10,743 Children's Place, Inc.
h
748,787
11,037 Chipotle Mexican Grill, Inc.
h
15,681,590
33,170 Choice Hotels International, Inc. 3,558,809
1,420 Churchill Downs, Inc. 322,936
222,045 Cooper-Standard Holdings, Inc.
h
8,064,674
4,365 Cracker Barrel Old Country Store,
Inc. 754,621
35,944 Crocs, Inc.
h
2,891,695
22,073 Culp, Inc. 339,703
5,049 D.R. Horton, Inc. 449,967
21,452 Dana, Inc. 521,927
7,570 Darden Restaurants, Inc. 1,074,940
3,195 Deckers Outdoor Corporation
h
1,055,692
18,229 Designer Brands, Inc.
h
317,185
21,109 Dick's Sporting Goods, Inc. 1,607,450
9,143 Dillard's, Inc. 882,940
8,018 Domino's Pizza, Inc. 2,948,940
5,473 Dorman Products, Inc.
h
561,749
315,040 Duluth Holdings, Inc.
g,h
5,336,778
32,059 Emerald Holding, Inc.
h
176,966
4,703 Ethan Allen Interiors, Inc. 129,850
5,367 Etsy, Inc.
h
1,082,363
1,352 Expedia Group, Inc.
h
232,706
38,225 Farfetch, Ltd.
g,h
2,026,689
33,671 Five Below, Inc.
h
6,424,090
8,476 Foot Locker, Inc. 476,775
1,444 Fox Factory Holding Corporation
h
183,475
53,866 Gap, Inc.
h
1,604,129
3,983 Garmin, Ltd. 525,159
62,772 Gentex Corporation 2,239,077
8,239 Genuine Parts Company 952,346
10,317 G-III Apparel Group, Ltd.
h
310,954
15,144 Goodyear Tire & Rubber
Company
h
266,080
327 Graham Holdings Company 183,918
5,132 Grand Canyon Education, Inc.
h
549,637
6,045 Group 1 Automotive, Inc. 953,841
22,425 Guess ?, Inc. 526,987
41,010 Hanesbrands, Inc. 806,667
12,826 Harley-Davidson, Inc. 514,323
3,672 Helen of Troy, Ltd.
h
773,544
18,003 Home Depot, Inc. 5,495,416
21,833 IAA, Inc.
h
1,203,872
6,509 KB Home 302,864
15,633 Knoll, Inc. 258,101
75,586 Kohl's Corporation 4,505,681
28,959 L Brands, Inc.
h
1,791,404
18,202 Lear Corporation 3,299,112
87,861 Leggett & Platt, Inc. 4,010,855
2,007 Libbey, Inc.
h
2,960
18,012 Lithia Motors, Inc. 7,026,301
8,717 Lowe's Companies, Inc. 1,657,799
1,072 Lululemon Athletica, Inc.
h
328,793

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Consumer Discretionary (4.9%) - continued
4,591 M.D.C. Holdings, Inc. $ 272,705
4,907 M/I Homes, Inc.
h
289,856
158,330 Macy's, Inc.
h
2,563,363
24,685 Magnite, Inc.
h
1,027,143
2,184 Marriott Vacations Worldwide
Corporation
h
380,409
61,378 Mattel, Inc.
h
1,222,650
11,807 McDonald's Corporation 2,646,421
964 Mercadolibre, Inc.
h
1,419,143
6,599 Meritage Homes Corporation
h
606,580
60,687 Miller Industries, Inc. 2,803,133
2,442 Mohawk Industries, Inc.
h
469,621
5,556 Nautilus, Inc.
h
86,896
20,736 NIKE, Inc. 2,755,607
3,420 Noodles & Company
h
35,397
67,689 Nordstrom, Inc.
h
2,563,382
42,943 Norwegian Cruise Line Holdings,
Ltd.
g,h
1,184,797
1,476 NVR, Inc.
h
6,953,333
30,901 Ollie's Bargain Outlet Holdings,
Inc.
h
2,688,387
16,582 Overstock.com, Inc.
h
1,098,723
46,626 Park Hotels & Resorts, Inc.
h
1,006,189
17,189 Penn National Gaming, Inc.
h
1,802,095
91,618 Planet Fitness, Inc.
h
7,082,071
18,204 Playa Hotels and Resorts NV
h
132,889
4,150 Pool Corporation 1,432,746
21,033 PulteGroup, Inc. 1,102,971
5,575 Purple Innovation, Inc.
h
176,449
1,320 PVH Corporation
h
139,524
110,248 Qurate Retail, Inc. 1,296,516
512 Revolve Group, Inc.
h
23,004
340 RH
h
202,844
13,379 Ross Stores, Inc. 1,604,276
4,634 Royal Caribbean Cruises, Ltd.
h
396,717
25,428 Ruth's Hospitality Group, Inc.
h
631,377
88,438 Skyline Corporation
h
4,002,704
22,469 Sleep Number Corporation
h
3,224,077
6,767 Sony Corporation ADR 717,370
13,325 Standard Motor Products, Inc. 554,054
2,930 Stitch Fix, Inc.
h
145,152
85,202 Stoneridge, Inc.
h
2,710,276
2,532 Strategic Education, Inc. 232,716
80,711 Taylor Morrison Home Corporation
h
2,486,706
41,017 Tenneco, Inc.
h
439,702
33,207 Tesla, Inc.
h
22,179,952
31,028 Texas Roadhouse, Inc.
h
2,976,826
3,433 Thor Industries, Inc. 462,562
33,935 Toll Brothers, Inc. 1,925,133
1,822 TopBuild Corporation
h
381,581
28,617 Tri Pointe Homes, Inc.
h
582,642
17,194 TripAdvisor, Inc.
h
924,865
40,609 Tupperware Brands Corporation
h
1,072,484
11,564 Ulta Beauty, Inc.
h
3,575,242
4,282 Vail Resorts, Inc.
h
1,248,888
1,458 Whirlpool Corporation 321,270
1,879 Williams-Sonoma, Inc. 336,717
34,185 Wingstop, Inc. 4,347,306
82 Winmark Corporation 15,287
10,331 Workhorse Group, Inc.
g,h
142,258
36,706 Wyndham Hotels & Resorts, Inc. 2,561,345
3,336 YETI Holdings, Inc.
h
240,893
64,820 Zumiez, Inc.
h
2,780,778
Total 353,503,036
Shares Common Stock (32.0%) Value
Consumer Staples (0.7%)
7,160 Altria Group, Inc. $ 366,306
74,507 BJ's Wholesale Club Holdings,
Inc.
h
3,342,384
788 Boston Beer Company, Inc.
h
950,549
2,681 Casey's General Stores, Inc. 579,605
152 Church & Dwight Company, Inc. 13,277
20,985 Colgate-Palmolive Company 1,654,248
9,907 Costco Wholesale Corporation 3,492,019
61,165 Coty, Inc.
h
551,097
15,992 Darling Ingredients, Inc.
h
1,176,691
225,436 e.l.f. Beauty, Inc.
h
6,048,448
1,436 Edgewell Personal Care Company 56,866
5,885 Flowers Foods, Inc. 140,063
10,866 Hain Celestial Group, Inc.
h
473,758
3,550 Hershey Company 561,468
3,563 Ingredion, Inc. 320,385
19,918 John B. Sanfilippo & Son, Inc. 1,799,990
2,645 Kimberly-Clark Corporation 367,787
54,599 Lamb Weston Holdings, Inc. 4,230,331
1,680 Medifast, Inc. 355,858
27,491 Monster Beverage Corporation
h
2,504,155
22,457 NewAge, Inc.
g,h
64,227
2,105 PepsiCo, Inc. 297,752
6,427 Performance Food Group
Company
h
370,259
46,475 Philip Morris International, Inc. 4,124,191
255,344 Primo Water Corporation 4,151,893
16,422 Procter & Gamble Company 2,224,031
5,434 Seneca Foods Corporation
h
255,887
2,063 Spectrum Brands Holdings, Inc. 175,355
1,750 Tootsie Roll Industries, Inc.
g
57,978
192,997 Turning Point Brands, Inc. 10,068,653
2,262 United Natural Foods, Inc.
h
74,510
7,747 US Foods Holding Corporation
h
295,316
4,545 Utz Brands, Inc. 112,671
5,685 Vector Group, Ltd. 79,306
9,975 Wal-Mart Stores, Inc. 1,354,904
133 WD-40 Company 40,722
Total 52,732,940
Energy (0.5%)
36,149 Antero Midstream Corporation 326,426
143,787 Antero Resources Corporation
h
1,466,627
85,960 Archrock, Inc. 815,760
2,121 Bonanza Creek Energy, Inc.
h
75,783
17,037 BP plc ADR 414,851
143,025 Centennial Resource
Development, Inc.
g,h
600,705
7,577 Chevron Corporation 793,994
49,261 Cimarex Energy Company 2,925,611
4,353 Clean Energy Fuels Corporation
h
59,810
25,444 CNX Resources Corporation
h
374,027
8,543 ConocoPhillips 452,523
6,060 CONSOL Energy, Inc.
h
58,903
22,116 Continental Resources, Inc.
h
572,141
28,501 Core Laboratories NV 820,544
177,940 Devon Energy Corporation 3,887,989
24,362 Diamondback Energy, Inc. 1,790,363
11,998 Dorian LPG, Ltd.
h
157,534
85,727 EnLink Midstream, LLC 367,769
14,150 Enterprise Products Partners, LP 311,583
20,437 EOG Resources, Inc. 1,482,296
3,052 Evolution Petroleum Corporation 10,316
34,294 Exterran Corporation
h
115,228
11,376 Exxon Mobil Corporation 635,122

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Energy (0.5%) - continued
56,940 Gevo, Inc.
g,h
$ 558,581
49,823 Gran Tierra Energy, Inc.
g,h
34,866
40,203 Halliburton Company 862,756
60,565 Helix Energy Solutions Group, Inc.
h
305,853
159,624 Helmerich & Payne, Inc. 4,303,463
21,084 HollyFrontier Corporation 754,386
137,795 Kinder Morgan, Inc. 2,294,287
17,552 Liberty Oilfield Services, Inc.
h
198,162
100,362 Marathon Oil Corporation 1,071,866
8,338 Marathon Petroleum Corporation 446,000
50,010 McDermott International, Inc.
h
40,008
2,231 Nabors Industries, Ltd.
h
208,487
201,284 Nine Energy Service, Inc.
h
462,953
39,630 Occidental Petroleum Corporation 1,054,951
22,746 Oceaneering International, Inc.
h
259,759
82,279 Patterson-UTI Energy, Inc. 586,649
3,633 Pioneer Natural Resources
Company 576,993
17,420 Plains GP Holdings, LP
h
163,748
25,536 ProPetro Holding Corporation
h
272,214
3,260 Renewable Energy Group, Inc.
h
215,290
21,724 Ring Energy, Inc.
g,h
50,182
58,150 Talos Energy, Inc.
h
700,126
12,481 Targa Resources Corporation 396,272
174,601 Transocean, Ltd.
g,h
619,834
1,380 TravelCenters of America, Inc.
h
37,439
2,295 Valero Energy Corporation 164,322
Total 35,155,352
Financials (4.0%)
534 1st Source Corporation 25,408
9,436 AG Mortgage Investment Trust,
Inc. 38,027
102,817 Air Lease Corporation 5,038,033
4,036 Alleghany Corporation
h
2,527,706
7,709 Ally Financial, Inc. 348,524
44,568 American Equity Investment Life
Holding Company 1,405,229
69,444 American Express Company 9,822,159
29,293 American Financial Group, Inc. 3,342,331
574 American National Group, Inc. 61,917
2,932 Ameriprise Financial, Inc. 681,543
48,350 Ameris Bancorp 2,538,858
97,839 Annaly Capital Management, Inc. 841,415
48,813 Apollo Commercial Real Estate
Finance, Inc. 681,918
47,796 Arch Capital Group, Ltd.
h
1,833,932
5,935 Argo Group International Holdings,
Ltd. 298,649
34,477 Arthur J. Gallagher & Company 4,301,695
16,788 Artisan Partners Asset
Management, Inc. 875,830
87,085 Associated Banc-Corp 1,858,394
97,768 Assured Guaranty, Ltd. 4,133,631
9,634 Bancorp, Inc.
h
199,616
53,785 Bank of America Corporation 2,080,942
4,490 Bank of Marin Bancorp 175,828
68,918 Bank of N.T. Butterfield & Son, Ltd. 2,634,046
21,910 BankFinancial Corporation 226,111
31,494 Banner Corporation 1,679,575
10,472 Berkshire Hathaway, Inc.
h
2,675,282
67,738 Berkshire Hills Bancorp, Inc. 1,511,912
4,300 BlackRock, Inc. 3,242,028
9,633 Blackstone Mortgage Trust, Inc. 298,623
143 BM Technologies, Inc.
e,h
1,583
Shares Common Stock (32.0%) Value
Financials (4.0%) - continued
1,197 BOK Financial Corporation $ 106,916
153,840 Bridgewater Bancshares, Inc.
h
2,484,516
22,707 Brighthouse Financial, Inc.
h
1,004,785
58,196 BrightSphere Investment Group 1,186,034
3,986 Broadmark Realty Capital, Inc. 41,693
33,474 Brookline Bancorp, Inc. 502,110
8,344 Brown & Brown, Inc. 381,404
8,815 Byline Bancorp, Inc. 186,437
8,034 Capital One Financial Corporation 1,022,166
32,835 Central Pacific Financial
Corporation 876,038
190,804 Charles Schwab Corporation 12,436,605
77,976 Chimera Investment Corporation 990,295
6,543 Chubb, Ltd. 1,033,598
18,599 Cincinnati Financial Corporation 1,917,371
42,427 Citigroup, Inc. 3,086,564
14,774 Citizens Financial Group, Inc. 652,272
10,707 CME Group, Inc. 2,186,691
16,044 CNO Financial Group, Inc. 389,709
106,162 Columbia Banking System, Inc. 4,574,521
18,117 Comerica, Inc. 1,299,714
3,401 Commerce Bancshares, Inc. 260,551
31,326 Community Trust Bancorp, Inc. 1,379,284
4,271 Cowen, Inc. 150,126
3,050 Cullen/Frost Bankers, Inc. 331,718
12,157 Customers Bancorp, Inc.
h
386,836
575 Diamond Hill Investment Group,
Inc. 89,706
3,362 Dime Community Bancshares, Inc. 101,331
4,942 Discover Financial Services 469,441
10,992 East West Bancorp, Inc. 811,210
12,098 Ellington Residential Mortgage
REIT 148,926
997 Employers Holdings, Inc. 42,931
2,489 Encore Capital Group, Inc.
h
100,132
9,312 Enova International, Inc.
h
330,390
651 Enstar Group, Ltd.
h
160,621
6,623 Enterprise Financial Services
Corporation 327,441
52,658 Equitable Holdings, Inc. 1,717,704
19,694 Essent Group, Ltd. 935,268
31,480 Evercore, Inc. 4,147,175
563,788 Everi Holdings, Inc.
h
7,955,049
75,772 F.N.B. Corporation 962,304
4,836 FactSet Research Systems, Inc. 1,492,341
2,189 Federal Agricultural Mortgage
Corporation 220,476
23,747 Financial Institutions, Inc. 719,297
2,176 First American Financial
Corporation 123,270
28,901 First Bancorp/Puerto Rico 325,425
47,447 First Busey Corporation 1,217,015
58,097 First Financial Bancorp 1,394,328
16,408 First Financial Corporation 738,524
21,245 First Horizon Corporation 359,253
1,557 First Mid-Illinois Bancshares, Inc. 68,399
48,694 First Midwest Bancorp, Inc. 1,066,885
3,228 First of Long Island Corporation 68,595
38,201 First Republic Bank 6,370,017
68,266 Flagstar Bancorp, Inc. 3,078,797
3,886 Flushing Financial Corporation 82,500
153,601 Fulton Financial Corporation 2,615,825
39,215 Glacier Bancorp, Inc. 2,238,392
909 Goldman Sachs Group, Inc. 297,243
54,866 Granite Point Mortgage Trust, Inc. 656,746
34,344 Great Southern Bancorp, Inc. 1,946,274

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Financials (4.0%) - continued
29,545 Great Western Bancorp, Inc. $ 894,918
32,957 Hamilton Lane, Inc. 2,918,672
93,078 Hancock Whitney Corporation 3,910,207
16,386 Hanmi Financial Corporation 323,296
25,431 Hanover Insurance Group, Inc. 3,292,297
116,174 Heartland Financial USA, Inc. 5,838,905
38,115 Heritage Commerce Corporation 465,765
4,542 Hilltop Holdings, Inc. 155,018
1,255 HomeStreet, Inc. 55,308
28,796 Hometrust Bancshares, Inc. 701,183
186,995 Hope Bancorp, Inc. 2,816,145
37,799 Horizon Bancorp, Inc. 702,305
34,964 Independent Bank Corporation 826,549
67,006 Invesco Mortgage Capital. Inc. 268,694
71,171 Invesco, Ltd. 1,794,933
23,088 J.P. Morgan Chase & Company 3,514,686
58,926 James River Group Holdings, Ltd. 2,688,204
23,386 Jefferies Financial Group, Inc. 703,919
14,962 KeyCorp 298,941
33,339 Kinsale Capital Group, Inc. 5,494,267
1,389 KKR Real Estate Finance Trust,
Inc. 25,544
26,982 Ladder Capital Corporation 318,388
13,254 Lakeland Bancorp, Inc. 231,017
34,477 Lincoln National Corporation 2,146,883
7,735 Loews Corporation 396,651
330 Markel Corporation
h
376,075
473 MarketAxess Holdings, Inc. 235,516
7,327 Marsh & McLennan Companies,
Inc. 892,429
7,469 Mercantile Bank Corporation 242,518
43,604 Meridian Bancorp, Inc. 803,186
24,787 MetLife, Inc. 1,506,802
263,598 MFA Financial, Inc. 1,072,844
10,462 Midland States Bancorp, Inc. 290,216
45,973 MidWestOne Financial Group, Inc. 1,423,784
3,751 Moody's Corporation 1,120,086
13,047 Morgan Stanley 1,013,230
28,393 Mr. Cooper Group, Inc.
h
986,941
8,988 MSCI, Inc. 3,768,489
58 Nasdaq, Inc. 8,553
697 National Western Life Group, Inc. 173,553
49,203 Navient Corporation 704,095
2,045 NBT Bancorp, Inc. 81,595
176,640 New York Community Bancorp,
Inc. 2,229,197
23,812 New York Mortgage Trust, Inc. 106,440
15,846 NMI Holdings, Inc.
h
374,599
11,852 Northern Trust Corporation 1,245,764
16,058 OFG Bancorp 363,232
43,093 Old National Bancorp 833,419
13,894 Old Republic International
Corporation 303,445
19,451 Old Second Bancorp, Inc. 256,948
5,809 OneMain Holdings, Inc. 312,059
1,900 Oppenheimer Holdings, Inc. 76,095
47,232 PacWest Bancorp 1,801,901
842 Peapack-Gladstone Financial
Corporation 26,001
5,856 PennyMac Mortgage Investment
Trust 114,778
6,552 Peoples Bancorp, Inc. 217,330
79,537 Popular, Inc. 5,593,042
36,674 Premier Financial Corporation 1,219,777
26,010 Primerica, Inc. 3,844,798
9,568 PROG Holdings, Inc. 414,199
Shares Common Stock (32.0%) Value
Financials (4.0%) - continued
10,708 Prosperity Bancshares, Inc. $ 801,922
25,054 QCR Holdings, Inc. 1,183,050
92,538 Radian Group, Inc. 2,151,508
12,203 Raymond James Financial, Inc. 1,495,600
69,896 Redwood Trust, Inc. 727,617
15,650 Reinsurance Group of America,
Inc. 1,972,682
5,180 RenaissanceRe Holdings, Ltd. 830,095
879 RLI Corporation 98,070
35,609 S&P Global, Inc. 12,565,348
3,693 Safety Insurance Group, Inc. 311,135
146,155 Seacoast Banking Corporation of
Florida
h
5,296,657
39,542 SEI Investments Company 2,409,294
19,217 Selective Insurance Group, Inc. 1,394,001
14,951 Signature Bank 3,380,421
8,954 Simmons First National
Corporation 265,665
5,532 Southside Bancshares, Inc. 213,037
37,028 Starwood Property Trust, Inc. 916,073
8,031 Sterling Bancorp 184,874
2,600 Stifel Financial Corporation 166,556
77,934 Synovus Financial Corporation 3,565,480
9,917 T. Rowe Price Group, Inc. 1,701,757
8,123 Territorial Bancorp, Inc. 214,935
25,215 TMX Group, Ltd. 2,620,217
368 Tompkins Financial Corporation 30,434
2,797 Torchmark Corporation 270,274
5,769 Towne Bank 175,378
42,725 TPG RE Finance Trust, Inc. 478,520
15,324 TriCo Bancshares 725,898
50,310 Triumph Bancorp, Inc.
h
3,893,491
10,432 Truist Financial Corporation 608,394
53,488 TrustCo Bank Corporation 394,207
14,288 Trustmark Corporation 480,934
62,253 Two Harbors Investment
Corporation 456,314
183,793 Umpqua Holdings Corporation 3,225,567
27,184 United Bankshares, Inc. 1,048,759
1,665 Universal Insurance Holdings, Inc. 23,876
3,233 Univest Financial Corporation 92,431
103,328 Unum Group 2,875,618
42,328 Valley National Bancorp 581,587
10,173 Voya Financial, Inc. 647,410
1,167 Walker & Dunlop, Inc. 119,898
9,514 Washington Trust Bancorp, Inc. 491,208
2,380 Webster Financial Corporation 131,162
46,270 Wells Fargo & Company 1,807,769
12,585 WesBanco, Inc. 453,815
930 Westamerica Bancorporation 58,385
151,054 Western Alliance Bancorp 14,265,540
68,991 Western Asset Mortgage Capital
Corporation 220,081
1,067 Westwood Holdings Group, Inc. 15,429
31,162 Wintrust Financial Corporation 2,362,080
24,541 Zions Bancorporations NA 1,348,773
1,377 Zurich Insurance Group AG 586,122
Total 294,778,909
Health Care (4.3%)
15,432 Abbott Laboratories 1,849,371
9,861 AbbVie, Inc. 1,067,157
174,835 ACADIA Pharmaceuticals, Inc.
h
4,510,743
2,235 Acceleron Pharma, Inc.
h
303,088

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Health Care (4.3%) - continued
87,416 Adaptive Biotechnologies
Corporation
h
$ 3,519,368
7,591 ADMA Biologics, Inc.
g,h
13,360
13,355 Adverum Biotechnologies, Inc.
h
131,680
352 Align Technology, Inc.
h
190,619
1,182 Allakos, Inc.
h
135,670
8,146 Altimmune, Inc.
h
115,103
881 Amedisys, Inc.
h
233,280
46,342 Amgen, Inc. 11,530,353
44,940 AMN Healthcare Services, Inc.
h
3,312,078
3,741 AnaptysBio, Inc.
h
80,619
2,252 Anthem, Inc. 808,355
421,343 Ardelyx, Inc.
h
2,789,291
15,168 Arena Pharmaceuticals, Inc.
h
1,052,508
17,563 Argenx SE ADR
h
4,836,675
13,584 Arrowhead Research Corporation
h
900,755
33,511 Ascendis Pharma AS ADR
h
4,318,898
9,028 Atara Biotherapeutics, Inc.
h
129,642
415 Atrion Corporation 266,144
72,999 Axonics Modulation Technologies,
Inc.
h
4,371,910
5,070 Becton, Dickinson and Company 1,232,770
1,455 Biogen, Inc.
h
407,036
68,962 Biohaven Pharmaceutical Holding
Company, Ltd.
h
4,713,553
995 Bio-Rad Laboratories, Inc.
h
568,314
19,356 Bio-Techne Corporation 7,392,637
4,190 BioXcel Therapeutics, Inc.
g,h
180,840
3,456 Bruker Corporation 222,152
24,660 Catalent, Inc.
h
2,596,945
6,038 Centene Corporation
h
385,889
98,664 Cerner Corporation 7,091,968
9,232 Charles River Laboratories
International, Inc.
h
2,675,711
3,134 Chemed Corporation 1,441,076
3,259 Cigna Holding Company 787,831
1,321 Co-Diagnostics, Inc.
g,h
12,602
405 Cooper Companies, Inc. 155,556
16,959 CryoLife, Inc.
h
382,934
5,785 CVS Health Corporation 435,206
6,799 CytomX Therapeutics, Inc.
h
52,556
1,666 Danaher Corporation 374,983
32,143 Dexcom, Inc.
h
11,551,873
6,924 Editas Medicine, Inc.
h
290,808
87,817 Edwards Lifesciences Corporation
h
7,345,014
9,380 Envista Holdings Corporation
h
382,704
271 Fate Therapeutics, Inc.
h
22,344
8,404 GlaxoSmithKline plc ADR
g
299,939
11,223 Global Blood Therapeutics, Inc.
h
457,337
77,664 GoodRx Holdings, Inc.
g,h
3,030,449
65,830 Guardant Health, Inc.
h
10,048,949
9,589 Haemonetics Corporation
h
1,064,475
60,142 Halozyme Therapeutics, Inc.
h
2,507,320
3,149 HCA Healthcare, Inc. 593,083
5,880 HealthEquity, Inc.
h
399,840
14,404 Hill-Rom Holdings, Inc. 1,591,354
19,622 Humana, Inc. 8,226,523
113 ICU Medical, Inc.
h
23,215
5,877 Illumina, Inc.
h
2,257,121
67,586 Immunocore Holdings plc ADR
h
2,877,136
11,746 ImmunoGen, Inc.
h
95,143
37,841 InMode, Ltd.
h
2,738,553
27,588 Inspire Medical Systems, Inc.
h
5,710,440
20,636 Insulet Corporation
h
5,384,345
Shares Common Stock (32.0%) Value
Health Care (4.3%) - continued
3,354 Integra LifeSciences Holdings
Corporation
h
$ 231,728
13,016 Intuitive Surgical, Inc.
h
9,618,043
14,499 Invitae Corporation
g,h
554,007
22,714 Ionis Pharmaceuticals, Inc.
h
1,021,221
12,207 IQVIA Holding, Inc.
h
2,357,660
10,284 iRhythm Technologies, Inc.
h
1,428,036
25,851 Johnson & Johnson 4,248,612
9,132 Kura Oncology, Inc.
h
258,162
3,036 Laboratory Corporation of America
Holdings
h
774,271
6,380 Lannett Company, Inc.
h
33,686
91,216 Lantheus Holdings, Inc.
h
1,949,286
78,769 LHC Group, Inc.
h
15,061,420
37,373 Medtronic plc 4,414,872
14,806 Merck & Company, Inc. 1,141,395
850 Mettler-Toledo International, Inc.
h
982,336
913 Mirati Therapeutics, Inc.
h
156,397
7,047 Moderna, Inc.
h
922,805
8,801 Molina Healthcare, Inc.
h
2,057,322
59,961 Natera, Inc.
h
6,088,440
16,422 National Healthcare Corporation 1,279,438
4,455 Neogen Corporation
h
396,005
52,438 Nevro Corporation
h
7,315,101
5,693 Novavax, Inc.
h
1,032,198
78,441 Novo Nordisk AS ADR 5,288,492
14,257 NuVasive, Inc.
h
934,689
8,044 Olink Holding AB ADR
h
289,584
4,176 Omnicell, Inc.
h
542,337
58,819 OPKO Health, Inc.
g,h
252,333
3,237 Orthifix Medical, Inc.
h
140,324
2,826 Owens & Minor, Inc. 106,229
5,056 Precigen, Inc.
h
34,836
13,461 Premier, Inc. 455,655
50,991 Pulmonx Corporation
h
2,332,328
984 Quidel Corporation
h
125,883
8,406 Reata Pharmaceuticals, Inc.
h
838,078
21,167 Repligen Corporation
h
4,115,076
1,542 Replimune Group, Inc.
h
47,046
4,014 Sage Therapeutics, Inc.
h
300,448
8,612 Sarepta Therapeutics, Inc.
h
641,852
928 Seres Therapeutics, Inc.
h
19,108
81,784 Silk Road Medical, Inc.
h
4,142,360
37,959 Stryker Corporation 9,246,053
648 Surmodics, Inc.
h
36,333
59,295 Syneos Health, Inc.
h
4,497,526
119,901 Tactile Systems Technology, Inc.
h
6,533,405
30,791 Teladoc Health, Inc.
h
5,596,264
15,082 Teleflex, Inc. 6,265,968
4,924 Tenet Healthcare Corporation
h
256,048
31,745 Thermo Fisher Scientific, Inc. 14,487,783
53,019 Travere Therapeutics, Inc.
h
1,323,884
2,671 U.S. Physical Therapy, Inc. 278,051
2,295 United Therapeutics Corporation
h
383,885
10,942 UnitedHealth Group, Inc. 4,071,190
88,100 Vaxart, Inc.
g,h
533,005
63,859 VBI Vaccines, Inc.
g,h
198,601
45,257 Veeva Systems, Inc.
h
11,822,939
77,363 Viatris, Inc.
h
1,080,761
155,293 Viemed Healthcare, Inc.
h
1,571,565
7,336 ViewRay, Inc.
h
31,912
2,710 Vocera Communications, Inc.
h
104,227
65,856 Vor BioPharma, Inc.
h
2,838,394
1,274 Waters Corporation
h
362,033
1,409 Zimmer Biomet Holdings, Inc. 225,553

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Health Care (4.3%) - continued
81,156 Zoetis, Inc. $ 12,780,447
62,566 Zymeworks, Inc.
g,h
1,975,834
Total 314,905,951
Industrials (4.3%)
2,860 Advanced Drainage Systems, Inc. 295,695
14,410 AECOM
h
923,825
7,654 Allegion plc 961,495
150,430 Altra Industrial Motion Corporation 8,321,788
26,697 AMETEK, Inc. 3,410,008
3,281 Apogee Enterprises, Inc. 134,127
3,359 Armstrong World Industries, Inc. 302,612
114,974 ASGN, Inc.
h
10,973,119
6,251 Axon Enterprise, Inc.
h
890,267
39,428 AZZ, Inc. 1,985,200
124,503 Badger Daylighting, Ltd. 4,247,190
19,537 Blink Charging Company
g,h
802,971
22,314 Bloom Energy Corporation
h
603,594
964 Boeing Company
h
245,550
6,835 Carlisle Companies, Inc. 1,124,904
50,464 CBIZ, Inc.
h
1,648,154
64,828 Chart Industries, Inc.
h
9,228,266
233 Copart, Inc.
h
25,306
6,760 CRA International, Inc. 504,566
66,961 Crane Company 6,288,308
24,587 CSW Industrials, Inc. 3,319,245
3,951 CSX Corporation 380,955
163 Cummins, Inc. 42,235
68,483 Curtiss-Wright Corporation 8,122,084
13,613 Delta Air Lines, Inc.
h
657,236
2,723 Diamond S Shipping, Inc.
h
27,312
5,318 Douglas Dynamics, Inc. 245,426
1,679 Dycom Industries, Inc.
h
155,895
14,331 Eaton Corporation plc 1,981,691
20,686 EMCOR Group, Inc. 2,320,142
21,090 Emerson Electric Company 1,902,740
18,788 Encore Wire Corporation 1,261,238
3,675 Expeditors International of
Washington, Inc. 395,761
32,421 Forrester Research, Inc.
h
1,377,244
74,125 Forward Air Corporation 6,583,041
51,888 FuelCell Energy, Inc.
h
747,706
10,503 GATX Corporation 974,048
15,204 Generac Holdings, Inc.
h
4,978,550
15,010 General Dynamics Corporation 2,725,216
13,423 Gorman-Rupp Company 444,436
4,561 Greenbrier Companies, Inc. 215,370
1,645 Heico Corporation 206,941
49,168 Helios Technologies, Inc. 3,582,872
53,378 Honeywell International, Inc. 11,586,762
202,787 Howmet Aerospace, Inc.
h
6,515,546
21,806 Hubbell, Inc. 4,075,323
4,050 ICF International, Inc. 353,970
27,625 IDEX Corporation 5,782,465
1,650 Illinois Tool Works, Inc. 365,508
345 Insperity, Inc. 28,890
3,288 International Seaways, Inc. 63,721
658 JB Hunt Transport Services, Inc. 110,590
16,908 JetBlue Airways Corporation
h
343,909
1,441 John Bean Technologies
Corporation 192,143
16,205 Johnson Controls International plc 966,952
2,295 Kansas City Southern 605,696
1,463 Kimball International, Inc. 20,482
9,467 L3Harris Technologies, Inc. 1,918,772
Shares Common Stock (32.0%) Value
Industrials (4.3%) - continued
21,618 Landstar System, Inc. $ 3,568,267
3,258 Lennox International, Inc. 1,015,160
96,296 Lincoln Electric Holdings, Inc. 11,838,630
26,033 Lockheed Martin Corporation 9,619,194
57,444 Manpower, Inc. 5,681,212
2,784 Masonite International
Corporation
h
320,828
79,974 Mercury Systems, Inc.
h
5,650,163
320,229 Meritor, Inc.
h
9,421,137
12,002 Mesa Air Group, Inc.
h
161,427
78,219 Middleby Corporation
h
12,964,799
22,470 MSC Industrial Direct Company,
Inc. 2,026,569
79,848 NAPCO Security Technologies,
Inc.
h
2,781,106
2,369 Nordson Corporation 470,673
31,248 Norfolk Southern Corporation 8,390,713
7,291 Northrop Grumman Corporation 2,359,659
4,318 Nutrien, Ltd. 232,697
14,336 Old Dominion Freight Line, Inc. 3,446,518
3,490 Otis Worldwide Corporation 238,891
4,827 Parker-Hannifin Corporation 1,522,581
83,884 Pitney Bowes, Inc. 691,204
4,396 Primoris Services Corporation 145,640
14,139 Quad/Graphics, Inc.
h
49,911
70,947 Ranpak Holdings Corporation
h
1,423,197
112,834 Raven Industries, Inc. 4,324,927
6,417 Raytheon Technologies
Corporation 495,842
17,211 RBC Bearings, Inc.
h
3,386,608
92,820 Regal-Beloit Corporation 13,243,558
118,696 Ritchie Brothers Auctioneers, Inc. 6,949,651
92,474 Rush Enterprises, Inc. 4,607,979
5,408 Ryder System, Inc. 409,115
15,339 Saia, Inc.
h
3,536,867
30,130 Simpson Manufacturing Company,
Inc. 3,125,385
6,070 SkyWest, Inc.
h
330,694
36,693 Smith & Wesson Brands, Inc. 640,293
3,634 Snap-On, Inc. 838,509
5,251 Southwest Airlines Company
h
320,626
26,960 Spirit Airlines, Inc.
g,h
994,824
39,365 Standex International Corporation 3,762,113
2,764 Sterling Construction Company,
Inc.
h
64,125
192,850 Summit Materials, Inc.
h
5,403,657
74,574 Sun Country Airlines Holdings,
Inc.
h
2,556,397
1,040 Sunrun, Inc.
h
62,899
9,032 Technip Energies N.V. ADR
g,h
135,209
3,664 Teledyne Technologies, Inc.
h
1,515,614
3,078 Tetra Tech, Inc. 417,746
5,531 Thermon Group Holdings, Inc.
h
107,799
3,807 Timken Company 309,014
222 Toro Company 22,897
960 Trane Technologies plc 158,938
59,143 TransUnion 5,322,870
28,212 Trex Company, Inc.
h
2,582,527
43,623 TriMas Corporation
h
1,322,649
23,112 Tutor Perini Corporation
h
437,972
2,422 UniFirst Corporation 541,826
12,201 Union Pacific Corporation 2,689,222
3,622 United Parcel Service, Inc. 615,704
25,823 United Rentals, Inc.
h
8,503,772
13,472 Valmont Industries, Inc. 3,201,890
6,446 Verisk Analytics, Inc. 1,138,944

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Industrials (4.3%) - continued
5,169 Waste Connections, Inc. $ 558,149
9,430 Watsco, Inc. 2,458,873
1,446 Watts Water Technologies, Inc. 171,799
5,866 Welbilt, Inc.
h
95,323
11,038 Werner Enterprises, Inc. 520,662
47,138 WESCO International, Inc.
h
4,078,851
53,700 Willdan Group, Inc.
h
2,204,385
7,242 Woodward, Inc. 873,602
11,344 XPO Logistics, Inc.
h
1,398,715
5,180 Xylem, Inc. 544,832
Total 309,499,087
Information Technology (8.1%)
3,438 3D Systems Corporation
h
94,339
11,590 Accenture plc 3,201,738
45,756 Adobe, Inc.
h
21,751,030
422 ADTRAN, Inc. 7,039
22,316 Advanced Energy Industries, Inc. 2,436,238
66,334 Agilysys, Inc.
h
3,181,379
13,331 Alliance Data Systems Corporation 1,494,272
4,937 Ambarella, Inc.
h
495,625
69,125 Amphenol Corporation 4,560,176
2,468 Analog Devices, Inc. 382,737
155,257 Anaplan, Inc.
h
8,360,590
831 ANSYS, Inc.
h
282,174
569,361 Apple, Inc. 69,547,446
7,790 Aspen Technology, Inc.
h
1,124,331
13,541 Atlassian Corporation plc
h
2,853,901
39,391 Avalara, Inc.
h
5,255,941
376 Avnet, Inc. 15,608
45,420 Axcelis Technologies, Inc.
h
1,866,308
72,299 Bandwidth, Inc.
g,h
9,163,175
10,555 Belden, Inc. 468,325
26,177 Benchmark Electronics, Inc. 809,393
160,679 BigCommerce Holdings, Inc.
h
9,287,246
5,333 Bill.com Holdings, Inc.
h
775,952
20,654 Blackline, Inc.
h
2,238,894
323 Broadcom, Ltd. 149,762
1,888 Broadridge Financial Solutions,
Inc. 289,053
942 CACI International, Inc.
h
232,354
56,421 Calix, Inc.
h
1,955,552
16,712 CDK Global, Inc. 903,451
6,699 CDW Corporation 1,110,359
2,621 Ceridian HCM Holding, Inc.
h
220,872
43,997 Ciena Corporation
h
2,407,516
30,230 Cisco Systems, Inc. 1,563,193
29,154 Cognex Corporation 2,419,491
45,448 Computer Services, Inc. 2,681,432
996 Concentrix Corporation
h
149,121
15,589 Coupa Software, Inc.
h
3,967,089
9,469 Cree, Inc.
h
1,023,883
8,493 CTS Corporation 263,793
46,344 Descartes Systems Group, Inc.
h
2,822,813
14,308 Diebold Nixdorf, Inc.
h
202,172
19,775 DocuSign, Inc.
h
4,003,449
107,270 Dolby Laboratories, Inc. 10,589,694
101 Domo, Inc.
h
5,685
7,490 Dropbox, Inc.
h
199,683
5,689 DSP Group, Inc.
h
81,068
70,213 Elastic NV
h
7,807,686
53,570 Endava plc ADR
h
4,536,843
5,424 Enphase Energy, Inc.
h
879,556
7,435 EPAM Systems, Inc.
h
2,949,390
9,891 ePlus, Inc.
h
985,539
Shares Common Stock (32.0%) Value
Information Technology (8.1%) - continued
49,803 Euronet Worldwide, Inc.
h
$ 6,887,755
5,197 ExlService Holdings, Inc.
h
468,562
15,929 eXp World Holdings, Inc.
h
725,566
8,482 F5 Networks, Inc.
h
1,769,515
18,660 Fastly, Inc.
g,h
1,255,445
10,743 First Solar, Inc.
h
937,864
39,316 Five9, Inc.
h
6,146,270
6,139 FleetCor Technologies, Inc.
h
1,649,120
27,353 Global Payments, Inc. 5,513,818
48,648 Health Catalyst, Inc.
g,h
2,275,267
6,786 Intuit, Inc. 2,599,445
384 IPG Photonics Corporation
h
81,001
16,052 Jack Henry & Associates, Inc. 2,435,409
3,182 KLA-Tencor Corporation 1,051,333
6,157 Lam Research Corporation 3,664,893
81,321 Lattice Semiconductor
Corporation
h
3,661,071
10,396 Littelfuse, Inc. 2,749,118
61,807 LivePerson, Inc.
h
3,259,701
69,535 Lumentum Holdings, Inc.
h
6,352,022
7,013 Manhattan Associates, Inc.
h
823,186
75,176 Mastercard, Inc. 26,766,415
4,361 MAXIMUS, Inc. 388,303
1,579 MaxLinear, Inc.
h
53,812
249,099 Medallia, Inc.
h
6,947,371
298,762 Microsoft Corporation 70,439,117
176 MicroStrategy, Inc.
h
119,469
51,784 MKS Instruments, Inc. 9,601,789
35,484 Monolithic Power Systems, Inc. 12,533,304
8,062 Motorola Solutions, Inc. 1,516,059
72,364 National Instruments Corporation 3,125,039
664 NetApp, Inc. 48,253
11,514 Nice, Ltd. ADR
g,h
2,509,707
19,181 Nova Measuring Instruments, Ltd.
h
1,745,663
15,878 Novanta, Inc.
h
2,094,149
76,210 Nuance Communications, Inc.
h
3,325,804
40,018 NVIDIA Corporation 21,366,811
13,853 Okta, Inc.
h
3,053,617
29,984 Oracle Corporation 2,103,977
14,067 Palo Alto Networks, Inc.
h
4,530,418
9,401 Paychex, Inc. 921,486
6,965 Paylocity Holding Corporation
h
1,252,516
139,317 PayPal Holdings, Inc.
h
33,831,740
23,098 Plantronics, Inc.
h
898,743
26,111 Plexus Corporation
h
2,398,034
9,657 Plug Power, Inc.
h
346,107
2,683 Progress Software Corporation 118,213
30,910 Q2 Holdings, Inc.
h
3,097,182
11,938 QAD, Inc. 794,832
14,146 Qorvo, Inc.
h
2,584,474
84,031 QUALCOMM, Inc. 11,141,670
20,278 Rogers Corporation
h
3,816,522
59,290 SailPoint Technologies Holdings,
Inc.
h
3,002,446
83,963 Salesforce.com, Inc.
h
17,789,241
560 Samsung Electronics Company,
Ltd. GDR 1,020,982
13,684 ScanSource, Inc.
h
409,836
18,564 Semtech Corporation
h
1,280,916
31,758 ServiceNow, Inc.
h
15,882,493
140,720 Sierra Wireless, Inc.
h
2,078,434
6,599 Silicon Laboratories, Inc.
h
930,921
12,061 SiTime Corporation
h
1,189,215
2,275 Solaredge Technology, Ltd.
h
653,926
53,692 Sprout Social, Inc.
h
3,101,250

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Information Technology (8.1%) - continued
92,249 Square, Inc.
h
$ 20,945,135
104,192 STMicroelectronics NV ADR
g
3,993,679
3,541 SunPower Corporation
g,h
118,446
4,757 SYNNEX Corporation 546,294
5,011 TE Connectivity, Ltd. 646,970
31,373 Texas Instruments, Inc. 5,929,183
2,321 Trade Desk, Inc.
h
1,512,503
223,368 TTM Technologies, Inc.
h
3,238,836
1,467 Tyler Technologies, Inc.
h
622,786
7,609 Unisys Corporation
h
193,421
2,877 ViaSat, Inc.
g,h
138,297
11,692 Visa, Inc. 2,475,547
1,430 VMware, Inc.
g,h
215,144
2,144 Western Union Company 52,871
76,664 Workiva, Inc.
h
6,766,365
15,523 Xerox Holdings Corporation 376,743
15,972 Zscaler, Inc.
h
2,741,913
Total 589,685,106
Materials (0.9%)
2,535 AdvanSix, Inc.
h
67,989
25,167 Allegheny Technologies, Inc.
h
530,017
15,101 AptarGroup, Inc. 2,139,359
6,864 Avery Dennison Corporation 1,260,574
14,972 Axalta Coating Systems, Ltd.
h
442,872
807 Balchem Corporation 101,206
3,085 Ball Corporation 261,423
9,745 Cabot Corporation 511,028
99,252 Carpenter Technology Corporation 4,084,220
3,856 Celanese Corporation 577,667
14,349 CF Industries Holdings, Inc. 651,158
24,651 Chemours Company 688,009
33,068 Cleveland-Cliffs, Inc.
g
664,997
72,081 Coeur Mining, Inc.
h
650,891
4,891 Eagle Materials, Inc. 657,399
39,572 Eastman Chemical Company 4,357,669
9,688 Ecolab, Inc. 2,073,910
193,831 Element Solutions, Inc. 3,545,169
57,670 Ferroglobe Representation &
Warranty Insurance Trust
e,h
6
5,062 FMC Corporation 559,908
8,944 Ingevity Corporation
h
675,540
52,145 Innospec, Inc. 5,354,770
397,392 Ivanhoe Mines, Ltd.
h
2,045,935
27,060 Kaiser Aluminum Corporation 2,990,130
2,420 Koppers Holdings, Inc.
h
84,119
2,590 LyondellBasell Industries NV 269,490
18,871 Martin Marietta Materials, Inc. 6,337,259
10,538 Materion Corporation 698,037
13,268 Minerals Technologies, Inc. 999,346
36,535 Myers Industries, Inc. 721,932
18,525 Neenah, Inc. 951,814
287 NewMarket Corporation 109,106
8,397 Nucor Corporation 674,027
3,555 O-I Glass, Inc.
h
52,401
21,258 Olin Corporation 807,166
4,899 Olympic Steel, Inc. 144,276
311 PPG Industries, Inc. 46,731
26,226 Quaker Chemical Corporation 6,393,112
1,096 Reliance Steel & Aluminum
Company 166,910
4,920 RPM International, Inc. 451,902
21,811 Ryerson Holding Corporation
h
371,659
2,111 Scotts Miracle-Gro Company 517,132
18,058 Sensient Technologies Corporation 1,408,524
Shares Common Stock (32.0%) Value
Materials (0.9%) - continued
15,512 Steel Dynamics, Inc. $ 787,389
25,144 SunCoke Energy, Inc. 176,259
52,164 UFP Technologies, Inc.
h
2,598,810
25,545 United States Lime & Minerals, Inc. 3,415,622
4,275 United States Steel Corporation 111,877
51,926 W. R. Grace & Company 3,108,290
Total 66,295,036
Real Estate (1.6%)
86,801 Agree Realty Corporation 5,842,575
1,331 Alexandria Real Estate Equities,
Inc. 218,683
89,547 American Campus Communities,
Inc. 3,865,744
4,208 Apartment Income REIT
Corporation 179,934
71,161 Apartment Investment &
Management Company 436,929
16,244 Armada Hoffler Properties, Inc. 203,700
1,665 AvalonBay Communities, Inc. 307,209
985 Bluegreen Vacations Holding
Corporations
h
18,262
41,350 Camden Property Trust 4,544,779
52,833 CareTrust REIT, Inc. 1,230,216
59,281 CBRE Group, Inc.
h
4,689,720
10,761 Cedar Realty Trust, Inc. 160,339
4,078 Centerspace 277,304
33,181 Colliers International Group, Inc. 3,259,701
13,247 Colony Credit Real Estate, Inc. 112,864
8,536 Community Healthcare Trust, Inc. 393,680
9,555 Corepoint Lodging, Inc.
h
86,282
5,442 CoStar Group, Inc.
h
4,472,725
9,069 CubeSmart 343,080
208,988 Cushman and Wakefield plc
h
3,410,684
1,303 Digital Realty Trust, Inc. 183,515
12,366 Diversified Healthcare Trust 59,109
4,507 Douglas Emmett, Inc. 141,520
4,274 Duke Realty Corporation 179,209
15,152 EastGroup Properties, Inc. 2,170,979
21,180 EPR Properties 986,776
121,282 Essential Properties Realty Trust,
Inc. 2,768,868
2,225 Essex Property Trust, Inc. 604,844
5,182 Extra Space Storage, Inc. 686,874
13,012 Farmland Partners, Inc. 145,865
86,857 First Industrial Realty Trust, Inc. 3,977,182
22,698 FirstService Corporation 3,363,617
92,728 Four Corners Property Trust, Inc. 2,540,747
4,405 Gaming and Leisure Properties,
Inc. 186,904
13,839 Getty Realty Corporation 391,920
5,223 Gladstone Commercial
Corporation 102,162
21,237 Gladstone Land Corporation 388,637
8,994 Global Medical REIT, Inc. 117,911
48,282 Healthcare Realty Trust, Inc. 1,463,910
71,606 Healthcare Trust of America, Inc. 1,974,893
1,789 Highwoods Properties, Inc. 76,820
27,288 Host Hotels & Resorts, Inc.
h
459,803
133,624 Independence Realty Trust, Inc. 2,031,085
30,278 Industrial Logistics Properties Trust 700,330
11,853 Innovative Industrial Properties,
Inc. 2,135,436
4,285 Iron Mountain, Inc. 158,588
7,114 Jones Lang LaSalle, Inc.
h
1,273,691

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (32.0%) Value
Real Estate (1.6%) - continued
66,584 Kilroy Realty Corporation $ 4,369,908
18,627 Lexington Realty Trust 206,946
18,868 Life Storage, Inc. 1,621,705
82,758 Medical Properties Trust, Inc. 1,761,090
117,697 MGIC Investment Corporation 1,630,103
2,796 National Health Investors, Inc. 202,095
47,365 National Retail Properties, Inc. 2,087,376
156,474 National Storage Affiliates Trust 6,248,007
154,833 New Residential Investment
Corporation 1,741,871
18,360 New Senior Investment Group, Inc. 114,383
35,011 NexPoint Residential Trust, Inc. 1,613,657
15,783 Omega Healthcare Investors, Inc. 578,131
9,515 One Liberty Properties, Inc. 211,899
1,539 Plymouth Industrial REIT, Inc. 25,932
18,562 Preferred Apartment Communities,
Inc. 182,836
10,635 Public Storage, Inc. 2,624,293
38,168 Rayonier, Inc. REIT 1,230,918
27,153 Realty Income Corporation 1,724,216
8,955 Redfin Corporation
h
596,313
115,191 Rexford Industrial Realty, Inc. 5,805,626
1,631 RMR Group, Inc. 66,561
59,494 Sabra Health Care REIT, Inc. 1,032,816
10,230 SBA Communications Corporation 2,839,337
195,516 Service Properties Trust 2,318,820
9,851 SL Green Realty Corporation 689,471
26,076 Spirit Realty Capital, Inc. 1,108,230
31,180 STAG Industrial, Inc. 1,047,960
32,583 Store Capital Corporation 1,091,531
257,106 Sunstone Hotel Investors, Inc.
h
3,203,541
39,951 UDR, Inc. 1,752,251
8,489 UMH Properties, Inc. 162,734
151 Universal Health Realty Income
Trust 10,235
5,011 WP Carey, Inc. 354,578
Total 113,580,975
Utilities (0.3%)
21,574 AES Corporation 578,399
5,784 ALLETE, Inc. 388,627
6,183 Alliant Energy Corporation 334,871
19,958 American Electric Power
Company, Inc. 1,690,443
4,376 American States Water Company 330,913
91 American Water Works Company,
Inc. 13,643
13,533 Artesian Resources Corporation 532,930
15,836 Black Hills Corporation 1,057,370
10,454 CenterPoint Energy, Inc. 236,783
1,269 Chesapeake Utilities Corporation 147,306
11,968 Consolidated Water Company,
Ltd. 160,970
4,249 DTE Energy Company 565,712
6,063 Duke Energy Corporation 585,261
7,367 Entergy Corporation 732,795
3,038 Essential Utilities, Inc. 135,950
9,296 Evergy, Inc. 553,391
8,652 Exelon Corporation 378,438
98,075 FirstEnergy Corporation 3,402,222
5,038 Hawaiian Electric Industries, Inc. 223,838
4,031 IDACORP, Inc. 402,979
6,866 MDU Resources Group, Inc. 217,034
3,160 National Fuel Gas Company 157,968
Shares Common Stock (32.0%) Value
Utilities (0.3%) - continued
5,476 New Jersey Resources
Corporation $ 218,328
1,002 NiSource, Inc. 24,158
2,901 Northwest Natural Holding
Company 156,509
25,134 NorthWestern Corporation 1,638,737
47,136 OGE Energy Corporation 1,525,321
6,972 Otter Tail Corporation 321,897
2,322 Pinnacle West Capital Corporation 188,895
43,465 Portland General Electric
Company 2,063,284
1,696 PPL Corporation 48,913
7,487 Sempra Energy 992,626
5,208 Southwest Gas Holdings, Inc. 357,842
33,300 Spire, Inc. 2,460,537
26,117 UGI Corporation 1,071,058
5,622 Unitil Corporation 256,869
9,212 WEC Energy Group, Inc. 862,151
Total 25,014,968
Total Common Stock
(cost $1,496,052,239) 2,332,895,443
Principal
Amount Long-Term Fixed Income ( 13.9% ) Value
Asset-Backed Securities (0.8%)
522 Funding CLO, Ltd.
$ 1,100,000
1.824%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
1,100,001
Access Group, Inc.
143,243
0.609%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
141,861
Aimco CLO 10, Ltd.
1,000,000
1.542%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
1,000,560
Aimco CLO 11, Ltd.
1,625,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
1,627,928
Ares CLO, Ltd.
1,500,000
1.623%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,500,130
Ares XXXIIR CLO, Ltd.
750,000
1.134%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
750,008
1,250,000
2.194%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
1,250,725
Buttermilk Park CLO, Ltd.
2,575,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
2,575,175
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,675,079

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
CarVal CLO II, Ltd.
$ 1,000,000
1.694%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
$ 999,959
600,000
2.194%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
598,501
CBAM, Ltd.
1,600,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
1,600,062
Cent CLO, LP
350,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
350,053
CIFC Funding, Ltd.
600,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
601,477
Colony American Finance Trust
1,679,011
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,766,065
Commonbond Student Loan Trust
239,705
0.609%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
238,076
CoreVest American Finance Trust
1,721,222
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,793,084
Dryden 36 Senior Loan Fund
850,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
850,060
Dryden Senior Loan Fund
1,450,000
1.623%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
1,450,133
Earnest Student Loan Program,
LLC
277,679
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
278,017
ECMC Group Student Loan Trust
1,123,412
1.259%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
1,134,883
Flatiron CLO, Ltd.
600,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
603,337
Galaxy XIX CLO, Ltd.
800,000
2.033%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
800,082
Galaxy XX CLO, Ltd.
1,200,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
1,198,436
Golub Capital Partners, Ltd.
750,000
1.404%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
748,279
1,095,000
1.424%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
1,092,830
Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
Goodgreen
$ 1,105,716
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
$ 1,160,460
Home Partners of America Trust
1,877,843
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,900,926
1,833,688
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,854,482
Laurel Road Prime Student Loan
Trust
276,097
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
280,480
553,381
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,i
573,619
Madison Park Funding XIV, Ltd.
1,200,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,200,054
Madison Park Funding, Ltd.
1,000,000
2.300%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
1,000,087
Magnetite XII, Ltd.
1,200,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
1,200,067
Mercury Financial Credit Card
Master Trust
850,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
850,129
Mountain View CLO, Ltd.
850,000
1.361%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
848,513
MRA Issuance Trust
2,100,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
2,100,381
National Collegiate Trust
494,130
0.404%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
485,216
Neuberger Berman CLO, Ltd.
500,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
500,106
Octagon Investment Partners 32,
Ltd.
1,225,000
2.235%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,d,i
1,225,000
525,000
2.491%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,i
525,056
Octagon Investment Partners XVI,
Ltd.
250,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
250,020
OZLM IX, Ltd.
600,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
600,111

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
OZLM VIII, Ltd.
$ 381,993
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
$ 382,021
Palmer Square CLO, Ltd.
1,000,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,i
997,398
Palmer Square Loan Funding, Ltd.
1,004,155
1.074%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,i
1,004,231
850,000
1.874%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
850,115
Pretium Mortgage Credit Partners,
LLC
931,713
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
i,j
939,802
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
i
2,042,260
Saxon Asset Securities Trust
430,017
3.672%,  8/25/2035, Ser.
2004-2, Class MF2
b
415,358
Shackleton CLO, Ltd.
800,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,i
800,011
Sound Point CLO XIV, Ltd.
1,250,000
2.221%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
1,245,764
Sound Point CLO XV, Ltd.
1,225,000
2.235%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,d,i
1,225,000
Sound Point CLO XXI, Ltd.
725,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
725,065
THL Credit Wind River CLO, Ltd.
500,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
502,180
U.S. Small Business Administration
70,077
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 72,124
Upstart Securitization Trust
682,863
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
688,258
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
498,966
Vericrest Opportunity Loan Trust
1,225,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
i,j
1,217,130
Voya CLO, Ltd.
748,830
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
748,841
Principal
Amount Long-Term Fixed Income (13.9%) Value
Asset-Backed Securities (0.8%) - continued
Whitebox CLO II, Ltd.
$ 650,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
$ 651,365
Total 59,285,397
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
650,000 2.700%,  5/15/2040 621,730
Alcoa Nederland Holding BV
300,000 5.500%,  12/15/2027
i
322,920
Anglo American Capital plc
470,000 4.875%,  5/14/2025
i
530,829
BWAY Holding Company
270,000 5.500%,  4/15/2024
i
273,713
Chemours Company
150,000 5.750%,  11/15/2028
i
157,937
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 196,650
120,000 4.625%,  3/1/2029
i
119,796
120,000 4.875%,  3/1/2031
i
119,700
Consolidated Energy Finance SA
220,000 6.875%,  6/15/2025
i
224,125
DowDuPont, Inc.
340,000 4.493%,  11/15/2025 384,252
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
i
423,325
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028 294,336
310,000 4.250%,  3/1/2030 330,150
Glencore Funding, LLC
64,000 4.125%,  5/30/2023
i
68,440
479,000 4.000%,  3/27/2027
i
527,891
Hecla Mining Company
90,000 7.250%,  2/15/2028 96,525
Hudbay Minerals, Inc.
220,000 4.500%,  4/1/2026
i
228,648
Ingevity Corporation
330,000 3.875%,  11/1/2028
i
320,100
International Paper Company
600,000 4.350%,  8/15/2048 693,472
Kinross Gold Corporation
7,000 5.125%,  9/1/2021 7,051
218,000 5.950%,  3/15/2024 245,203
345,000 4.500%,  7/15/2027 388,584
Kraton Polymers, LLC
290,000 4.250%,  12/15/2025
i
291,088
Mercer International, Inc.
210,000 5.125%,  2/1/2029
i
217,560
Norbord, Inc.
250,000 5.750%,  7/15/2027
i
266,450
Novelis Corporation
195,000 5.875%,  9/30/2026
i
203,531
130,000 4.750%,  1/30/2030
i
133,991
OCI NV
320,000 4.625%,  10/15/2025
i
330,800
Olin Corporation
405,000 5.125%,  9/15/2027 419,175
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 575,227
Steel Dynamics, Inc.
675,000 1.650%,  10/15/2027 660,878

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Basic Materials (0.2%) - continued
Syngenta Finance NV
$ 525,000 3.933%,  4/23/2021
i
$ 525,970
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 1,028,547
Tronox Finance plc
170,000 5.750%,  10/1/2025
i
177,332
United States Steel Corporation
340,000 6.875%,  3/1/2029 347,650
Vale Overseas, Ltd.
340,000 6.250%,  8/10/2026 404,430
168,000 6.875%,  11/21/2036 223,283
Venator Finance SARL
220,000 5.750%,  7/15/2025
i
213,400
WestRock Company
470,000 3.750%,  3/15/2025 512,879
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
i
10,279
Total 13,117,847
Capital Goods (0.3%)
AECOM
370,000 5.125%,  3/15/2027 402,606
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
i
260,006
Ardagh Packaging Finance plc
210,000 6.000%,  2/15/2025
i
216,405
300,000 5.250%,  8/15/2027
i
306,024
BAE Systems plc
800,000 1.900%,  2/15/2031
i
750,680
Boeing Company
255,000 5.930%,  5/1/2060 327,197
395,000 5.040%,  5/1/2027 450,327
313,000 5.150%,  5/1/2030 360,496
650,000 5.705%,  5/1/2040 795,422
Bombardier, Inc.
220,000 7.500%,  3/15/2025
i
216,425
220,000 7.875%,  4/15/2027
i
215,752
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
i
105,819
BWAY Holding Company
230,000 7.250%,  4/15/2025
i
230,000
Carrier Global Corporation
384,000 3.577%,  4/5/2050 377,087
500,000 2.700%,  2/15/2031 499,850
Cintas Corporation No. 2
10,000 2.900%,  4/1/2022 10,231
345,000 3.700%,  4/1/2027 383,102
CNH Industrial Capital, LLC
52,000 4.875%,  4/1/2021 52,000
CNH Industrial NV
300,000 3.850%,  11/15/2027 331,745
Cornerstone Building Brands, Inc.
310,000 6.125%,  1/15/2029
i
330,150
Covanta Holding Corporation
210,000 6.000%,  1/1/2027 219,187
80,000 5.000%,  9/1/2030 80,800
CP Atlas Buyer, Inc.
200,000 7.000%,  12/1/2028
i
210,210
Crown Americas Capital
Corporation IV
380,000 4.500%,  1/15/2023 399,712
Emerson Electric Company
650,000 1.800%,  10/15/2027 652,539
Principal
Amount Long-Term Fixed Income (13.9%) Value
Capital Goods (0.3%) - continued
GFL Environmental, Inc.
$ 80,000 4.000%,  8/1/2028
i
$ 77,400
220,000 3.500%,  9/1/2028
i
213,400
H&E Equipment Services, Inc.
250,000 3.875%,  12/15/2028
i
243,125
Howmet Aerospace, Inc.
280,000 6.875%,  5/1/2025 324,450
Ingersoll-Rand Luxembourg
Finance SA
300,000 3.500%,  3/21/2026 325,642
Jeld-Wen, Inc.
280,000 4.625%,  12/15/2025
i
283,500
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024 765,093
Lockheed Martin Corporation
448,000 4.500%,  5/15/2036 540,612
120,000 6.150%,  9/1/2036 167,204
Meritor, Inc.
150,000 4.500%,  12/15/2028
i
150,450
NESCO Holdings II, Inc.
70,000 5.500%,  4/15/2029
d,i
71,806
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 882,391
Owens-Brockway Glass Container,
Inc.
200,000 5.875%,  8/15/2023
i
214,250
Raytheon Technologies
Corporation
384,000 4.125%,  11/16/2028 432,435
Republic Services, Inc.
335,000 2.900%,  7/1/2026 357,254
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 270,401
400,000 1.750%,  2/15/2031 371,437
SRM Escrow Issuer, LLC
280,000 6.000%,  11/1/2028
i
293,440
Standard Industries, Inc.
410,000 4.375%,  7/15/2030
i
413,690
Textron, Inc.
720,000 3.375%,  3/1/2028 756,781
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
i
98,676
TransDigm, Inc.
210,000 6.250%,  3/15/2026
i
222,642
600,000 5.500%,  11/15/2027 621,078
60,000 4.625%,  1/15/2029
i
59,163
United Rentals North America, Inc.
300,000 4.875%,  1/15/2028 316,011
185,000 4.000%,  7/15/2030 188,284
United Technologies Corporation
375,000 4.450%,  11/16/2038 434,465
600,000 3.750%,  11/1/2046 639,504
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
i
112,613
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
i
256,771
Total 18,287,740
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
20,020
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 19,831

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Bellemeade Re, Ltd.
$ 224,019
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
$ 224,089
314,001
1.209%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
314,129
1,000,000
1.767%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
999,735
BRAVO Residential Funding Trust
183,981
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
189,116
Business Jet Securities, LLC
1,012,692
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
1,025,128
Citicorp Mortgage Securities, Inc.
877,721
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 873,934
Citigroup Mortgage Loan Trust,
Inc.
4,416
3.315%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
3,934
Countrywide Alternative Loan Trust
200,346
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
192,191
259,872
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 135,948
655,567
7.000%,  10/25/2037, Ser.
2007-24, Class A10 345,931
Countrywide Home Loans, Inc.
198,555
5.750%,  4/25/2037, Ser.
2007-3, Class A27 144,191
Credit Suisse First Boston
Mortgage Securities Corporation
15,726
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 15,573
Credit Suisse Mortgage Trust
430,139
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
429,552
1,189,327
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,261,168
2,803,311
3.471%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
2,836,001
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
72,135
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 63,287
Federal Home Loan Mortgage
Corporation - REMIC
12,203,348
2.000%,  11/25/2050, Ser.
5038, Class NI
k
1,560,314
492,653
4.000%,  7/15/2031, Ser.
4104, Class KI
k
25,785
583,273
3.000%,  2/15/2033, Ser.
4170, Class IG
k
60,453
1,196,117
3.000%,  3/15/2033, Ser.
4180, Class PI
k
138,281
Federal National Mortgage
Association
16,560,406
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
927,194
Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Federal National Mortgage
Association - REMIC
$ 1,858,501
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
$ 106,362
Foundation Finance Trust
1,050,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
1,043,894
FWD Securitization Trust
947,662
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
981,065
Galton Funding Mortgage Trust
2017-1
291,297
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
294,429
GS Mortgage-Backed Securities
Trust
970,272
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
985,276
J.P. Morgan Alternative Loan Trust
74,834
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 60,021
LHOME Mortgage Trust
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
999,356
MASTR Alternative Loans Trust
416,425
0.559%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
61,304
Merrill Lynch Alternative Note
Asset Trust
175,032
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 108,917
MRA Issuance Trust
750,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,e,i
750,000
2,100,000
1.259%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,e,i
2,100,000
New York Mortgage Trust
1,037,414
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
1,041,409
Preston Ridge Partners Mortgage
Trust, LLC
971,553
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
979,601
722,083
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
727,240
1,092,976
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
1,092,853
Pretium Mortgage Credit Partners,
LLC
700,000
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
e,i,j
700,000
RCO Mortgage, LLC
1,588,905
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,597,858
Renaissance Home Equity Loan
Trust
1,108,671
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
587,865

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 376,771
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 368,387
26,718
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 26,585
Residential Funding Mortgage
Security I Trust
85,415
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 81,940
Sequoia Mortgage Trust
257,197
3.114%,  9/20/2046, Ser.
2007-1, Class 4A1
b
200,175
Silver Hill Trust
502,845
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
520,342
Starwood Mortgage Residential
Trust
313,615
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
318,976
Structured Adjustable Rate
Mortgage Loan Trust
33,698
3.212%,  9/25/2035, Ser.
2005-18, Class 1A1
b
27,438
Structured Asset Mortgage
Investments, Inc.
47,613
0.729%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
45,871
Toorak Mortgage Corporation
1,050,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,061,405
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 4,056,833
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
751,731
Vericrest Opportunity Loan
Transferee
845,034
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
840,580
571,406
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
570,964
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
844,523
600,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
597,625
972,028
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
970,959
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
648,456
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
648,343
675,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
e,i,j
675,000
Verus Securitization Trust
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
339,645
959,808
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
977,993
758,444
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
772,299
567,343
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
575,762
Principal
Amount Long-Term Fixed Income (13.9%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 1,787,828
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
$ 1,820,640
WaMu Mortgage Pass Through
Certificates
75,713
3.017%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
73,749
177,898
3.035%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
178,333
Total 43,997,769
Commercial Mortgage-Backed Securities (0.1%)
BBCMS Mortgage Trust
6,989,169
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
946,305
BFLD Trust
1,100,000
1.256%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
1,109,688
400,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
404,001
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
564,867
3.000%,  3/15/2045, Ser.
4741, Class GA 584,309
GS Mortgage Securities Trust
2,450,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,609,720
Morgan Stanley Capital I Trust
7,188,544
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
980,993
Total 6,635,016
Communications Services (0.5%)
AMC Networks, Inc.
260,000 4.250%,  2/15/2029 252,850
American Tower Corporation
525,000 2.900%,  1/15/2030 533,689
625,000 2.100%,  6/15/2030 594,746
AT&T, Inc.
451,000 3.500%,  9/15/2053
i
416,785
600,000 2.300%,  6/1/2027 613,205
750,000 4.350%,  3/1/2029 848,384
480,000 5.250%,  3/1/2037 579,109
700,000 4.900%,  8/15/2037 828,514
355,000 5.550%,  8/15/2041 441,924
CCO Holdings, LLC
600,000 5.500%,  5/1/2026
i
618,780
380,000 5.125%,  5/1/2027
i
401,780
350,000 4.750%,  3/1/2030
i
362,687
CCOH Safari, LLC
21,000 5.750%,  2/15/2026
i
21,667
Cengage Learning, Inc.
310,000 9.500%,  6/15/2024
i
315,812
Charter Communications
Operating, LLC
217,000 6.834%,  10/23/2055 296,840
300,000 4.500%,  2/1/2024 328,122
495,000 4.200%,  3/15/2028 545,632
650,000 3.500%,  6/1/2041 616,449
610,000 6.484%,  10/23/2045 794,227

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Communications Services (0.5%) - continued
Clear Channel Worldwide
Holdings, Inc.
$ 270,000 7.750%,  4/15/2028
i
$ 267,030
Comcast Corporation
370,000 4.049%,  11/1/2052 418,104
420,000 3.950%,  10/15/2025 469,199
725,000 4.250%,  10/15/2030 833,047
485,000 4.400%,  8/15/2035 567,189
490,000 4.750%,  3/1/2044 602,229
250,000 4.600%,  8/15/2045 302,245
Consolidated Communications,
Inc.
130,000 5.000%,  10/1/2028
i
131,014
Cox Communications, Inc.
475,000 3.350%,  9/15/2026
i
512,505
Crown Castle International
Corporation
480,000 3.200%,  9/1/2024 515,456
CSC Holdings, LLC
220,000 5.500%,  5/15/2026
i
226,820
190,000 5.375%,  2/1/2028
i
199,737
160,000 4.125%,  12/1/2030
i
158,925
Cumulus Media New Holdings,
Inc.
200,000 6.750%,  7/1/2026
i
203,750
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 683,718
DISH DBS Corporation
190,000 7.375%,  7/1/2028 199,319
Embarq Corporation
155,000 7.995%,  6/1/2036 178,593
Entercom Media Corporation
200,000 6.500%,  5/1/2027
g,i
206,750
Fox Corporation
400,000 3.500%,  4/8/2030 425,559
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
i
265,275
200,000 6.125%,  3/1/2028
i
205,250
Frontier Communications
Corporation
180,000 5.875%,  10/15/2027
i
190,800
70,000 6.750%,  5/1/2029
i
73,829
GCI, LLC
220,000 4.750%,  10/15/2028
i
225,225
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 132,972
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
i
221,650
LCPR Senior Secured Financing
DAC
190,000 6.750%,  10/15/2027
i
202,568
Level 3 Financing, Inc.
390,000 4.625%,  9/15/2027
i
401,376
420,000 4.250%,  7/1/2028
i
424,750
Ligado Networks, LLC
110,000
0.000%,PIK 15.500%,
11/1/2023
e,f,i
103,067
Meredith Corporation
310,000 6.500%,  7/1/2025
i
332,593
Netflix, Inc.
560,000 4.875%,  4/15/2028 633,500
Nexstar Escrow Corporation
320,000 5.625%,  7/15/2027
i
335,398
Principal
Amount Long-Term Fixed Income (13.9%) Value
Communications Services (0.5%) - continued
Nielsen Finance, LLC
$ 100,000 5.625%,  10/1/2028
i
$ 105,125
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 245,466
200,000 4.200%,  6/1/2030 225,071
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
i
126,714
Scripps Escrow II, Inc.
150,000 3.875%,  1/15/2029
i
147,375
120,000 5.375%,  1/15/2031
i
119,100
SFR Group SA
540,000 7.375%,  5/1/2026
i
561,654
Sinclair Television Group, Inc.
320,000 5.500%,  3/1/2030
i
311,200
Sirius XM Radio, Inc.
345,000 5.000%,  8/1/2027
i
361,922
Sprint Capital Corporation
320,000 6.875%,  11/15/2028 403,510
235,000 8.750%,  3/15/2032 347,506
Sprint Corporation
695,000 7.625%,  2/15/2025 828,787
Telefonica Emisiones SAU
250,000 4.570%,  4/27/2023 269,473
Terrier Media Buyer, Inc.
160,000 8.875%,  12/15/2027
i
172,168
Time Warner Entertainment
Company, LP
200,000 8.375%,  3/15/2023 229,275
T-Mobile USA, Inc.
650,000 3.750%,  4/15/2027
i
710,554
140,000 2.875%,  2/15/2031 135,310
525,000 4.375%,  4/15/2040
i
583,307
United States Cellular Corporation
190,000 6.700%,  12/15/2033 230,126
Uniti Group, LP
110,000 6.500%,  2/15/2029
i
108,625
Univision Communications, Inc.
410,000 6.625%,  6/1/2027
i
437,849
Verizon Communications, Inc.
384,000 3.700%,  3/22/2061 379,437
256,000 2.100%,  3/22/2028 257,073
1,594,000 4.272%,  1/15/2036 1,801,673
725,000 2.650%,  11/20/2040 662,542
Viacom, Inc.
336,000 5.850%,  9/1/2043 429,142
ViaSat, Inc.
310,000 5.625%,  9/15/2025
i
315,103
Vodafone Group plc
300,000 4.875%,  6/19/2049 356,456
VTR Finance NV
150,000 6.375%,  7/15/2028
g,i
162,000
Walt Disney Company
550,000 2.200%,  1/13/2028 562,008
775,000 2.650%,  1/13/2031 791,070
675,000 3.500%,  5/13/2040 713,739
Ziggo BV
302,000 5.500%,  1/15/2027
i
314,458
Total 33,665,462
Consumer Cyclical (0.4%)
1011778 B.C., ULC
330,000 4.375%,  1/15/2028
i
331,558

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.4%) - continued
Allied Universal Holdco, LLC
$ 240,000 6.625%,  7/15/2026
i
$ 254,515
Allison Transmission, Inc
315,000 3.750%,  1/30/2031
i
305,156
Amazon.com, Inc.
600,000 3.875%,  8/22/2037 687,469
360,000 4.050%,  8/22/2047 421,339
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027
g
373,500
American Honda Finance
Corporation
250,000 2.150%,  9/10/2024 260,596
Brookfield Residential Properties,
Inc.
500,000 6.250%,  9/15/2027
i
521,875
Caesars Entertainment, Inc.
70,000 8.125%,  7/1/2027
i
77,192
Carnival Corporation
240,000 11.500%,  4/1/2023
i
275,100
160,000 10.500%,  2/1/2026
i
188,200
80,000 7.625%,  3/1/2026
i
85,944
250,000 5.750%,  3/1/2027
i
256,562
Cedar Fair, LP
290,000 5.250%,  7/15/2029 298,088
Cinemark USA, Inc.
260,000 5.875%,  3/15/2026
i
266,224
Clarios Global, LP
110,000 8.500%,  5/15/2027
i
118,387
Colt Merger Sub, Inc.
500,000 6.250%,  7/1/2025
i
533,007
CVS Health Corporation
600,000 3.625%,  4/1/2027 658,542
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 315,539
Dana, Inc.
250,000 5.625%,  6/15/2028 267,500
Empire Communities Corporation
230,000 7.000%,  12/15/2025
i
242,362
Ford Motor Company
140,000 9.000%,  4/22/2025 169,556
80,000 9.625%,  4/22/2030 111,643
220,000 7.450%,  7/16/2031 277,383
Ford Motor Credit Company, LLC
820,000 4.063%,  11/1/2024 860,221
550,000 4.134%,  8/4/2025 575,259
Gap, Inc.
150,000 8.625%,  5/15/2025
i
167,962
General Motors Company
650,000 6.125%,  10/1/2025 764,340
600,000 6.800%,  10/1/2027 744,338
General Motors Financial
Company, Inc.
224,000 3.950%,  4/13/2024 241,077
Hanesbrands, Inc.
310,000 4.875%,  5/15/2026
i
332,475
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
i
223,482
Hilton Domestic Operating
Company, Inc.
570,000 4.875%,  1/15/2030 604,656
Home Depot, Inc.
275,000 5.400%,  9/15/2040 364,317
Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.4%) - continued
$ 336,000 4.250%,  4/1/2046 $ 395,407
440,000 3.900%,  6/15/2047 494,512
Hyundai Capital America
400,000 1.250%,  9/18/2023
i
402,893
475,000 1.800%,  1/10/2028
i
454,206
International Game Technology plc
260,000 5.250%,  1/15/2029
i
271,180
KB Home
270,000 4.800%,  11/15/2029 282,825
Kohl's Corporation
360,000 9.500%,  5/15/2025 466,784
360,000 5.550%,  7/17/2045 407,853
L Brands, Inc.
340,000 6.625%,  10/1/2030
i
388,212
80,000 6.875%,  11/1/2035 95,343
Landry's, Inc.
275,000 6.750%,  10/15/2024
i
278,072
Lennar Corporation
340,000 4.875%,  12/15/2023 371,392
625,000 4.750%,  5/30/2025 696,094
Levi Strauss & Company
320,000 3.500%,  3/1/2031
i
308,800
Live Nation Entertainment, Inc.
150,000 3.750%,  1/15/2028
i
147,937
Marriott International, Inc.
375,000 5.750%,  5/1/2025 430,310
Mastercard, Inc.
700,000 3.950%,  2/26/2048 792,003
Mattamy Group Corporation
320,000 5.250%,  12/15/2027
i
334,800
McDonald's Corporation
600,000 2.125%,  3/1/2030 585,818
575,000 4.450%,  3/1/2047 668,274
MGM Resorts International
515,000 6.000%,  3/15/2023 551,694
20,000 5.750%,  6/15/2025 21,800
Owl Rock Capital Corporation
625,000 3.400%,  7/15/2026 633,049
PetSmart, Inc.
180,000 4.750%,  2/15/2028
i
184,088
170,000 7.750%,  2/15/2029
i
184,017
Prime Security Services Borrower,
LLC
520,000 5.750%,  4/15/2026
i
562,666
Real Hero Merger Sub 2, Inc.
160,000 6.250%,  2/1/2029
i
165,200
Realogy Group, LLC
270,000 5.750%,  1/15/2029
i
266,288
Rite Aid Corporation
110,000 7.500%,  7/1/2025
i
114,263
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
i
352,618
120,000 11.500%,  6/1/2025
i
139,950
115,000 5.500%,  4/1/2028
i
115,575
Scientific Games International, Inc.
380,000 5.000%,  10/15/2025
i
393,566
260,000 7.250%,  11/15/2029
i
282,100
SeaWorld Parks and
Entertainment, Inc.
150,000 9.500%,  8/1/2025
i
163,024
Six Flags Entertainment
Corporation
170,000 5.500%,  4/15/2027
g,i
176,163

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Cyclical (0.4%) - continued
Six Flags Theme Parks, Inc.
$ 150,000 7.000%,  7/1/2025
i
$ 162,188
Staples, Inc.
420,000 7.500%,  4/15/2026
i
442,995
Target Corporation
575,000 2.250%,  4/15/2025 602,436
Tenneco, Inc.
150,000 5.000%,  7/15/2026
g
141,375
TJX Companies, Inc.
300,000 3.750%,  4/15/2027 334,035
400,000 3.875%,  4/15/2030 445,371
Uber Technologies, Inc.
160,000 6.250%,  1/15/2028
i
174,272
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 614,792
Visa, Inc.
650,000 2.700%,  4/15/2040 636,566
Vista Outdoor, Inc.
270,000 4.500%,  3/15/2029
i
267,153
Walmart, Inc.
600,000 3.250%,  7/8/2029 656,387
Wyndham Destinations, Inc.
200,000 6.625%,  7/31/2026
i
227,070
Wyndham Hotels & Resorts, Inc.
120,000 4.375%,  8/15/2028
i
121,380
Yum! Brands, Inc.
270,000 4.750%,  1/15/2030
i
285,471
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
i
161,030
Total 30,026,661
Consumer Non-Cyclical (0.5%)
Abbott Laboratories
941,000 4.750%,  11/30/2036 1,164,418
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,260
500,000 2.950%,  11/21/2026 532,340
650,000 4.300%,  5/14/2036 749,321
225,000 4.850%,  6/15/2044 273,330
240,000 4.700%,  5/14/2045 284,249
1,000,000 4.875%,  11/14/2048 1,204,409
Albertson's Companies, Inc.
140,000 7.500%,  3/15/2026
i
154,646
395,000 3.500%,  3/15/2029
i
375,898
Altria Group, Inc.
512,000 5.800%,  2/14/2039 624,783
Amgen, Inc.
600,000 3.375%,  2/21/2050 599,746
300,000 3.125%,  5/1/2025 322,411
Anheuser-Busch Companies, LLC
896,000 4.700%,  2/1/2036 1,049,636
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 1,037,372
575,000 4.375%,  4/15/2038 653,566
50,000 4.600%,  4/15/2048 57,239
Anthem, Inc.
525,000 3.125%,  5/15/2050 500,979
415,000 4.625%,  5/15/2042 489,997
Aramark Services, Inc.
170,000 6.375%,  5/1/2025
g,i
180,200
AstraZeneca plc
480,000 1.375%,  8/6/2030 440,267
Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Non-Cyclical (0.5%) - continued
BAT Capital Corporation
$ 930,000 4.540%,  8/15/2047 $ 936,406
Bausch Health Companies, Inc.
100,000 5.000%,  1/30/2028
i
101,250
350,000 5.000%,  2/15/2029
i
347,594
Baxalta, Inc.
246,000 4.000%,  6/23/2025 272,676
Becton, Dickinson and Company
350,000 3.794%,  5/20/2050 371,856
375,000 3.700%,  6/6/2027 413,632
Campbell Soup Company
200,000 2.375%,  4/24/2030 195,612
Cargill, Inc.
300,000 3.250%,  5/23/2029
i
321,670
Centene Corporation
165,000 4.625%,  12/15/2029 178,580
390,000 3.000%,  10/15/2030 389,353
100,000 2.500%,  3/1/2031 95,502
Central Garden & Pet Company
280,000 4.125%,  10/15/2030 282,800
Cigna Corporation
590,000 4.800%,  8/15/2038 705,166
Community Health Systems, Inc.
110,000 5.625%,  3/15/2027
i
115,225
150,000 6.000%,  1/15/2029
i
158,625
280,000 6.875%,  4/15/2029
i
293,124
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 501,731
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 511,131
250,000 2.875%,  5/1/2030 255,444
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,229
1,440,000 4.875%,  7/20/2035 1,694,445
DaVita, Inc.
380,000 4.625%,  6/1/2030
i
387,167
Edgewell Personal Care Company
160,000 5.500%,  6/1/2028
i
168,960
Encompass Health Corporation
440,000 4.500%,  2/1/2028 450,613
Endo Finance, LLC
140,000 9.500%,  7/31/2027
i
152,075
Energizer Holdings, Inc.
250,000 4.750%,  6/15/2028
i
257,812
General Mills, Inc.
320,000 2.875%,  4/15/2030 330,354
H. J. Heinz Company
80,000 5.200%,  7/15/2045 92,524
HCA, Inc.
910,000 5.375%,  2/1/2025 1,015,119
600,000 5.500%,  6/15/2047 746,277
HLF Financing SARL, LLC
230,000 7.250%,  8/15/2026
i
240,925
Illumina, Inc.
260,000 9.000%,  7/1/2028
i
292,578
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
i
877,236
JBS Investments II GmbH
90,000 5.750%,  1/15/2028
i
94,950
JBS USA, LLC
280,000 5.500%,  1/15/2030
i
309,889
Keurig Dr Pepper, Inc.
375,000 3.350%,  3/15/2051 373,491

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Non-Cyclical (0.5%) - continued
Keurig Dr. Pepper, Inc.
$ 550,000 3.200%,  5/1/2030 $ 581,970
Kimberly-Clark Corporation
450,000 3.100%,  3/26/2030 484,784
300,000 3.900%,  5/4/2047 344,582
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 438,907
Kraft Heinz Foods Company
490,000 4.625%,  1/30/2029 549,943
380,000 3.750%,  4/1/2030 403,312
10,000 4.250%,  3/1/2031 11,009
Mattel, Inc.
255,000 3.375%,  4/1/2026
i
263,272
Medtronic, Inc.
35,000 4.625%,  3/15/2045 44,138
Molina Healthcare, Inc.
280,000 4.375%,  6/15/2028
i
288,109
Mondelez International, Inc.
180,000 2.750%,  4/13/2030 183,769
MPH Acquisition Holdings, LLC
170,000 5.750%,  11/1/2028
g,i
165,750
Mylan, Inc.
675,000 4.550%,  4/15/2028 762,274
Ortho-Clinical Diagnostics, Inc.
160,000 7.250%,  2/1/2028
i
175,306
Par Pharmaceutical, Inc.
390,000 7.500%,  4/1/2027
i
413,653
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
i
160,755
Quest Diagnostics, Inc.
550,000 2.800%,  6/30/2031 559,034
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 607,259
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
i
394,393
Royalty Pharma plc
500,000 3.550%,  9/2/2050
i
476,475
Scotts Miracle-Gro Company
270,000 4.500%,  10/15/2029 278,356
SEG Holding, LLC
320,000 5.625%,  10/15/2028
i
335,200
Simmons Foods, Inc.
150,000 4.625%,  3/1/2029
i
151,316
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
i
352,628
Spectrum Brands, Inc.
130,000 5.000%,  10/1/2029
i
137,150
120,000 5.500%,  7/15/2030
i
128,400
Syneos Health, Inc.
240,000 3.625%,  1/15/2029
i
233,400
Sysco Corporation
600,000 6.600%,  4/1/2040 837,019
Teleflex, Inc.
320,000 4.250%,  6/1/2028
i
331,600
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 214,345
570,000 5.125%,  11/1/2027
i
596,049
110,000 6.125%,  10/1/2028
i
114,813
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,996
400,000 2.800%,  7/21/2023 398,220
Principal
Amount Long-Term Fixed Income (13.9%) Value
Consumer Non-Cyclical (0.5%) - continued
Thermo Fisher Scientific, Inc.
$ 360,000 4.133%,  3/25/2025 $ 399,761
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 257,674
United Natural Foods, Inc.
230,000 6.750%,  10/15/2028
i
245,813
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 644,046
460,000 4.625%,  7/15/2035 561,613
VRX Escrow Corporation
835,000 6.125%,  4/15/2025
i
856,042
Zoetis, Inc.
468,000 4.700%,  2/1/2043 564,695
Total 39,590,918
Energy (0.4%)
Antero Midstream Partners, LP
120,000 5.750%,  3/1/2027
i
120,026
Antero Resources Corporation
225,000 5.000%,  3/1/2025
g
225,173
Apache Corporation
260,000 4.375%,  10/15/2028 259,220
190,000 5.100%,  9/1/2040 185,725
Archrock Partners, LP
250,000 6.250%,  4/1/2028
i
253,950
BP Capital Markets America, Inc.
750,000 2.939%,  6/4/2051 668,914
400,000 3.543%,  4/6/2027 437,811
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
i
204,058
150,000 3.950%,  12/1/2026 148,269
Canadian Natural Resources, Ltd.
585,000 3.450%,  11/15/2021 591,265
195,000 2.050%,  7/15/2025 197,182
265,000 2.950%,  7/15/2030 264,315
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 112,381
Centennial Resource Production,
LLC
230,000 6.875%,  4/1/2027
g,i
204,700
Cheniere Energy Partners, LP
545,000 5.625%,  10/1/2026 569,906
Chevron USA, Inc.
1,000,000 5.050%,  11/15/2044 1,268,483
Cimarex Energy Company
500,000 4.375%,  6/1/2024 543,785
CNX Resources Corporation
140,000 6.000%,  1/15/2029
i
145,485
Comstock Resources, Inc.
190,000 9.750%,  8/15/2026 206,150
ConocoPhillips
590,000 6.500%,  2/1/2039 842,099
Continental Resources, Inc.
31,000 4.500%,  4/15/2023 32,107
120,000 4.375%,  1/15/2028
g
126,180
150,000 5.750%,  1/15/2031
i
169,479
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 570,817
Enagas SA
330,000 5.500%,  1/15/2028
i
322,295
Encana Corporation
120,000 6.625%,  8/15/2037 144,307

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Energy (0.4%) - continued
Endeavor Energy Resources, LP
$ 170,000 5.750%,  1/30/2028
i
$ 179,574
Energean Israel Finance, Ltd.
220,000 4.500%,  3/30/2024
i
221,118
Energy Transfer Operating, LP
600,000 6.000%,  6/15/2048 690,196
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 279,414
250,000 5.150%,  2/1/2043 255,376
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 241,507
145,000 5.600%,  4/1/2044 120,350
Enterprise Products Operating,
LLC
172,000 5.100%,  2/15/2045 203,768
EOG Resources, Inc.
525,000 4.375%,  4/15/2030 602,708
EQM Midstream Partners, LP
280,000 6.500%,  7/1/2027
i
304,430
120,000 6.500%,  7/15/2048 119,700
EQT Corporation
370,000 3.900%,  10/1/2027 377,400
Equinor ASA
315,000 3.000%,  4/6/2027 337,337
Exxon Mobil Corporation
700,000 3.452%,  4/15/2051 706,896
Genesis Energy, LP
120,000 6.500%,  10/1/2025 117,630
Harvest Midstream, LP
290,000 7.500%,  9/1/2028
i
311,663
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
i
195,700
Hilcorp Energy I, LP
230,000 5.750%,  2/1/2029
i
232,013
Kinder Morgan Energy Partners,
LP
585,000 6.500%,  9/1/2039 757,381
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 361,069
Marathon Oil Corporation
525,000 4.400%,  7/15/2027 577,930
Marathon Petroleum Corporation
458,000 4.750%,  12/15/2023 503,032
230,000 6.500%,  3/1/2041 305,773
MPLX, LP
325,000 4.875%,  12/1/2024 364,782
458,000 4.875%,  6/1/2025 515,867
Murphy Oil Corporation
150,000 5.875%,  12/1/2027 147,000
Nabors Industries, Ltd.
180,000 7.250%,  1/15/2026
i
149,400
National Fuel Gas Company
525,000 5.500%,  1/15/2026 599,992
Newfield Exploration Company
590,000 5.625%,  7/1/2024 648,602
280,000 5.375%,  1/1/2026 308,567
NGL Energy Operating, LLC
150,000 7.500%,  2/1/2026
i
154,125
NGL Energy Partners, LP
150,000 7.500%,  11/1/2023 144,750
NuStar Logistics, LP
240,000 5.750%,  10/1/2025 256,925
Principal
Amount Long-Term Fixed Income (13.9%) Value
Energy (0.4%) - continued
Occidental Petroleum Corporation
$ 490,000 2.900%,  8/15/2024 $ 484,630
250,000 3.400%,  4/15/2026 242,750
75,000 8.500%,  7/15/2027 88,875
290,000 3.500%,  8/15/2029 272,107
160,000 6.450%,  9/15/2036 176,602
410,000 4.400%,  4/15/2046 351,140
ONEOK, Inc.
480,000 2.200%,  9/15/2025 488,724
Ovintiv, Inc.
80,000 7.375%,  11/1/2031 101,760
PBF Holding Company, LLC
215,000 9.250%,  5/15/2025
i
219,504
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 253,260
Plains All American Pipeline, LP
300,000 4.500%,  12/15/2026 329,174
375,000 3.550%,  12/15/2029 373,897
Range Resources Corporation
120,000 9.250%,  2/1/2026 130,382
110,000 8.250%,  1/15/2029
i
117,700
Sabine Pass Liquefaction, LLC
26,000 5.625%,  4/15/2023 28,195
480,000 5.750%,  5/15/2024 541,607
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
i
309,751
Southwestern Energy Company
265,000 7.500%,  4/1/2026
g
280,375
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 293,557
Sunoco Logistics Partners
Operations, LP
475,000 4.000%,  10/1/2027 510,835
Sunoco, LP
285,000 5.875%,  3/15/2028 298,290
Targa Resources Partners, LP
180,000 5.375%,  2/1/2027 186,672
Teine Energy, Ltd.
220,000 6.875%,  4/15/2029
d,i
222,662
Transocean Guardian, Ltd.
195,750 5.875%,  1/15/2024
i
171,281
Transocean Proteus, Ltd.
90,000 6.250%,  12/1/2024
i
85,500
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 123,075
Vine Energy Holdings, LLC
145,000 6.750%,  4/15/2029
d,i
145,000
W&T Offshore, Inc.
260,000 9.750%,  11/1/2023
i
230,022
Weatherford International, Ltd.
230,000 8.750%,  9/1/2024
i
240,603
180,000 11.000%,  12/1/2024
i
172,800
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 483,812
Western Midstream Operating, LP
80,000 4.350%,  2/1/2025 82,800
240,000 3.950%,  6/1/2025 246,482
130,000 5.500%,  8/15/2048 127,936
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 662,187

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Energy (0.4%) - continued
Williams Partners, LP
$ 300,000 4.500%,  11/15/2023 $ 326,696
WPX Energy, Inc.
504,000 4.500%,  1/15/2030 542,702
Total 30,049,402
Financials (0.9%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
i
503,483
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,343
335,000 4.350%,  11/3/2045 396,363
AerCap Ireland Capital DAC
420,000 3.500%,  1/15/2025 440,428
575,000 3.875%,  1/23/2028 602,503
Aircastle, Ltd.
350,000 5.000%,  4/1/2023 373,049
480,000 2.850%,  1/26/2028
i
459,227
Ally Financial, Inc.
220,000 5.750%,  11/20/2025 249,937
American International Group, Inc.
336,000 4.125%,  2/15/2024 367,712
220,000 3.750%,  7/10/2025 240,219
650,000 3.900%,  4/1/2026 717,782
Ares Capital Corporation
425,000 3.875%,  1/15/2026 447,904
250,000 2.150%,  7/15/2026 243,456
Athene Global Funding
6,000 4.000%,  1/25/2022
i
6,174
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,i
465,079
375,000 2.570%,  11/25/2035
b,i
352,477
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
i
492,030
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
i
378,045
125,000 4.250%,  4/15/2026
i
130,927
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
i
449,120
Banco Santander SA
600,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
608,438
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
10,551
350,000 4.200%,  8/26/2024 386,034
470,000 4.000%,  1/22/2025 514,702
650,000 3.458%,  3/15/2025
b
697,950
500,000 3.824%,  1/20/2028
b
549,306
600,000 2.496%,  2/13/2031
b
594,476
400,000 2.592%,  4/29/2031
b
399,165
650,000 1.922%,  10/24/2031
b
611,693
600,000 4.244%,  4/24/2038
b
682,544
Barclays Bank plc
112,000 10.179%,  6/12/2021
i
113,923
Barclays plc
625,000 4.972%,  5/16/2029
b
718,650
665,000 3.564%,  9/23/2035
b
665,958
BPCE SA
340,000 3.500%,  10/23/2027
i
367,778
Burford Capital Global Finance,
LLC
125,000 6.250%,  4/15/2028
d,i
128,125
Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (0.9%) - continued
Camden Property Trust
$ 900,000 3.150%,  7/1/2029 $ 951,804
CANPACK SA
290,000 3.125%,  11/1/2025
i
294,350
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 553,415
Cascades USA, Inc.
240,000 5.125%,  1/15/2026
i
254,700
Chobani, LLC
310,000 4.625%,  11/15/2028
i
316,200
CIT Group, Inc.
160,000 5.250%,  3/7/2025 180,200
Citigroup, Inc.
735,000 4.400%,  6/10/2025 816,748
348,000 3.200%,  10/21/2026 373,953
720,000 3.668%,  7/24/2028
b
787,408
236,000 4.125%,  7/25/2028 261,164
500,000 3.520%,  10/27/2028
b
540,845
348,000 4.650%,  7/23/2048 427,020
CNA Financial Corporation
250,000 3.900%,  5/1/2029 275,632
Comerica, Inc.
180,000 3.700%,  7/31/2023 192,465
Commerzbank AG
600,000 8.125%,  9/19/2023
i
686,460
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,416,000 4.625%,  12/1/2023 1,551,815
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
i
255,000
Credit Agricole SA
600,000 3.250%,  1/14/2030
i
616,807
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,i,l
379,680
750,000 2.193%,  6/5/2026
b,i
762,195
Danske Bank AS
675,000 3.244%,  12/20/2025
b,i
718,706
Deutsche Bank AG
450,000 3.547%,  9/18/2031
b
464,664
500,000 3.729%,  1/14/2032
b
484,817
Discover Bank
400,000 2.450%,  9/12/2024 418,696
600,000 4.682%,  8/9/2028
b
639,960
Drawbridge Special Opportunities
Fund, LP
320,000 3.875%,  2/15/2026
i
328,242
Duke Realty, LP
450,000 2.875%,  11/15/2029 461,803
ERP Operating, LP
90,000 3.375%,  6/1/2025 97,520
ESH Hospitality, Inc.
240,000 5.250%,  5/1/2025
i
244,800
120,000 4.625%,  10/1/2027
i
126,917
First Horizon National Corporation
775,000 4.000%,  5/26/2025 850,530
Fortress Transportation
150,000 6.500%,  10/1/2025
i
156,750
GE Capital Funding, LLC
1,450,000 4.400%,  5/15/2030
i
1,641,621
GE Capital International Funding
Company
890,000 4.418%,  11/15/2035 1,018,836

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (0.9%) - continued
Global Net Lease, Inc.
$ 225,000 3.750%,  12/15/2027
i
$ 219,313
Goldman Sachs Group, Inc.
700,000 3.625%,  2/20/2024 753,305
120,000 1.992%,  1/27/2032
b
113,885
790,000 4.750%,  10/21/2045 973,019
HCP, Inc.
176,000 3.400%,  2/1/2025 189,120
Healthpeak Properties, Inc.
400,000 2.875%,  1/15/2031 403,250
HSBC Holdings plc
464,000 6.875%,  6/1/2021
b,l
468,037
750,000 3.803%,  3/11/2025
b
809,887
425,000 3.900%,  5/25/2026 468,622
725,000 4.950%,  3/31/2030 846,496
Icahn Enterprises, LP
410,000 6.375%,  12/15/2025 423,325
International Lease Finance
Corporation
58,000 5.875%,  8/15/2022 62,022
iStar, Inc.
230,000 4.250%,  8/1/2025 231,587
J.P. Morgan Chase & Company
750,000 3.875%,  9/10/2024 822,227
265,000 3.125%,  1/23/2025 283,916
375,000 1.040%,  2/4/2027
b
365,751
675,000 4.203%,  7/23/2029
b
763,616
400,000 2.522%,  4/22/2031
b
399,158
500,000 1.953%,  2/4/2032
b
473,881
770,000 3.882%,  7/24/2038
b
854,468
Kimco Realty Corporation
510,000 3.300%,  2/1/2025 546,436
Lloyds Banking Group plc
70,000 2.907%,  11/7/2023
b
72,527
925,000 3.870%,  7/9/2025
b
1,006,641
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
i
181,350
MGM Growth Properties Operating
Partnership, LP
170,000 4.625%,  6/15/2025
i
179,299
140,000 5.750%,  2/1/2027 154,341
Mitsubishi UFJ Financial Group,
Inc.
600,000 3.287%,  7/25/2027 654,177
800,000 2.048%,  7/17/2030 769,990
Mizuho Financial Group, Inc.
660,000 1.979%,  9/8/2031
b
622,474
Morgan Stanley
224,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,l
224,000
250,000 2.188%,  4/28/2026
b
258,308
540,000 4.350%,  9/8/2026 610,122
720,000 3.591%,  7/22/2028
b
784,934
100,000 3.772%,  1/24/2029
b
109,374
720,000 3.622%,  4/1/2031
b
781,736
360,000 2.802%,  1/25/2052
b
331,368
MPT Operating Partnership, LP
145,000 4.625%,  8/1/2029 152,544
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 314,916
295,000 3.850%,  6/30/2026 325,640
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,i
412,590
Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (0.9%) - continued
Natwest Group plc
$ 445,000 3.032%,  11/28/2035
b
$ 424,566
NFP Corporation
95,000 6.875%,  8/15/2028
i
98,563
Omega Healthcare Investors, Inc.
375,000 3.375%,  2/1/2031 371,950
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
i
365,533
PennyMac Financial Services, Inc.
190,000 4.250%,  2/15/2029
i
181,688
Playtika Holding Corporation
70,000 4.250%,  3/15/2029
i
68,964
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 714,567
Quicken Loans, LLC
190,000 3.625%,  3/1/2029
i
182,875
Realty Income Corporation
475,000 4.125%,  10/15/2026 537,272
250,000 1.800%,  3/15/2033 229,573
Regency Centers, LP
720,000 4.125%,  3/15/2028 786,995
Reinsurance Group of America,
Inc.
510,000 4.700%,  9/15/2023 558,649
Royal Bank of Scotland Group plc
500,000 6.000%,  12/29/2025
b,l
548,600
475,000 4.445%,  5/8/2030
b
529,045
Service Properties Trust
200,000 4.500%,  6/15/2023 203,172
110,000 4.750%,  10/1/2026 107,250
150,000 5.500%,  12/15/2027 158,660
Societe Generale SA
354,000 4.750%,  11/24/2025
i
393,097
Springleaf Finance Corporation
390,000 6.875%,  3/15/2025 443,596
230,000 6.625%,  1/15/2028 260,661
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 358,800
375,000 1.710%,  1/12/2031 348,445
Synchrony Financial
155,000 4.250%,  8/15/2024 168,610
350,000 3.950%,  12/1/2027 377,109
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
i
372,945
UDR, Inc.
400,000 2.100%,  8/1/2032 371,650
VEREIT Operating Partnership, LP
500,000 2.850%,  12/15/2032 484,226
VICI Properties, LP
150,000 4.250%,  12/1/2026
i
153,463
80,000 3.750%,  2/15/2027
i
80,000
150,000 4.625%,  12/1/2029
i
155,604
Voya Financial, Inc.
425,000 3.125%,  7/15/2024 454,180
Wells Fargo & Company
550,000 4.125%,  8/15/2023 595,004
350,000 3.000%,  2/19/2025 372,409
450,000 3.000%,  4/22/2026 480,876
450,000 3.000%,  10/23/2026 480,290
550,000 2.393%,  6/2/2028
b
563,692
310,000 4.900%,  11/17/2045 372,064

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Financials (0.9%) - continued
Westpac Banking Corporation
$ 900,000 2.668%,  11/15/2035
b
$ 854,010
Total 65,133,579
Mortgage-Backed Securities (3.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
13,201,069 3.000%,  3/25/2050 13,777,642
6,587,334 3.000%,  4/1/2050 6,879,397
4,775,976 3.500%,  7/1/2047 5,070,172
Federal National Mortgage
Association
2,974,871 4.500%,  5/1/2048 3,247,089
5,426,135 3.500%,  10/1/2048 5,731,243
3,011,733 3.500%,  6/1/2049 3,187,813
6,224,442 3.500%,  8/1/2049 6,587,139
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
23,725,000 1.500%,  4/1/2036
d
23,832,111
34,225,000 2.000%,  4/1/2036
d
35,124,177
15,000,000 2.500%,  4/1/2036
d
15,606,445
22,975,000 2.000%,  5/1/2036
d
23,549,656
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
8,800,000 2.000%,  4/1/2051
d,m
8,783,500
34,925,000 2.500%,  4/1/2051
d
35,839,053
52,600,000 2.000%,  5/1/2051
d,m
52,404,805
35,544,000 2.500%,  5/1/2051
d
36,397,889
9,355,665 4.000%,  7/1/2048 10,041,632
Total 286,059,763
Technology (0.3%)
Apple, Inc.
300,000 3.000%,  2/9/2024 320,129
95,000 3.200%,  5/11/2027 103,704
640,000 3.000%,  6/20/2027 694,394
960,000 3.000%,  11/13/2027 1,040,761
835,000 3.750%,  9/12/2047 923,577
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 261,152
Baidu, Inc.
500,000 3.425%,  4/7/2030 523,808
Banff Merger Sub, Inc.
110,000 9.750%,  9/1/2026
i
117,150
Broadcom Corporation
185,000 3.875%,  1/15/2027 200,892
500,000 3.500%,  1/15/2028 530,858
Broadcom, Inc.
206,000 3.469%,  4/15/2034
i
206,704
250,000 5.000%,  4/15/2030 284,929
CDW, LLC
150,000 4.250%,  4/1/2028 155,250
CommScope Technologies
Finance, LLC
257,000 6.000%,  6/15/2025
i
262,153
CommScope, Inc.
160,000 7.125%,  7/1/2028
i
169,933
Diamond 1 Finance Corporation
1,300,000 6.020%,  6/15/2026
i
1,539,001
Principal
Amount Long-Term Fixed Income (13.9%) Value
Technology (0.3%) - continued
Diamond Sports Group, LLC
$ 420,000 6.625%,  8/15/2027
i
$ 218,400
Fiserv, Inc.
775,000 2.250%,  6/1/2027 792,212
480,000 2.650%,  6/1/2030 483,419
Gartner, Inc.
20,000 4.500%,  7/1/2028
i
20,625
235,000 3.750%,  10/1/2030
i
233,057
Hewlett Packard Enterprise
Company
475,000 4.650%,  10/1/2024 530,244
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
i
323,984
250,000 5.250%,  7/15/2030
i
257,950
KLA Corporation
720,000 3.300%,  3/1/2050 691,553
Lam Research Corporation
600,000 2.875%,  6/15/2050 571,945
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 285,420
Microsoft Corporation
297,000 2.675%,  6/1/2060 272,633
700,000 4.200%,  11/3/2035 836,425
890,000 3.700%,  8/8/2046 997,657
NCR Corporation
450,000 6.125%,  9/1/2029
i
476,437
NVIDIA Corporation
675,000 3.500%,  4/1/2040 726,082
NXP Funding, LLC
700,000 4.875%,  3/1/2024
i
778,019
Open Text Corporation
290,000 4.125%,  2/15/2030
i
293,970
Oracle Corporation
10,000 2.500%,  5/15/2022 10,195
332,000 2.400%,  9/15/2023 345,423
750,000 2.800%,  4/1/2027 789,857
600,000 3.850%,  7/15/2036 638,117
625,000 3.600%,  4/1/2040 627,699
PTC, Inc.
130,000 3.625%,  2/15/2025
i
133,412
110,000 4.000%,  2/15/2028
i
111,650
Qorvo, Inc.
200,000 3.375%,  4/1/2031
i
195,978
Rackspace Technology Global,
Inc.
230,000 5.375%,  12/1/2028
g,i
233,870
Seagate HDD Cayman
290,000 3.375%,  7/15/2031
i
278,821
Sensata Technologies, Inc.
420,000 3.750%,  2/15/2031
i
414,095
Shift4 Payments, LLC
80,000 4.625%,  11/1/2026
i
83,000
SS&C Technologies, Inc.
490,000 5.500%,  9/30/2027
i
521,875
Switch, Ltd.
240,000 3.750%,  9/15/2028
i
236,333
Teledyne Technologies, Inc.
384,000 2.250%,  4/1/2028 382,149
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 690,026
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 129,288
240,000 3.125%,  8/15/2027 257,457

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Technology (0.3%) - continued
VMware, Inc.
$ 400,000 4.650%,  5/15/2027 $ 453,406
Total 22,657,078
Transportation (0.1%)
Air Canada Pass Through Trust
84,930 3.875%,  3/15/2023
i
84,798
American Airlines, Inc.
170,000 11.750%,  7/15/2025
i
210,288
340,000 5.500%,  4/20/2026
i
353,835
50,000 5.750%,  4/20/2029
i
53,183
Avis Budget Car Rental, LLC
190,000 5.375%,  3/1/2029
i
196,541
Boeing Company
313,000 5.805%,  5/1/2050 394,051
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 475,180
285,000 4.450%,  3/15/2043 336,421
CSX Corporation
360,000 3.800%,  4/15/2050 382,000
Delta Air Lines, Inc.
220,000 7.000%,  5/1/2025
i
253,431
500,000 4.750%,  10/20/2028
i
543,698
Hawaiian Brand Intellectual
Property, Ltd.
250,000 5.750%,  1/20/2026
i
265,650
Mileage Plus Holdings, LLC
240,000 6.500%,  6/20/2027
i
263,100
Southwest Airlines Company
225,000 4.750%,  5/4/2023 242,931
500,000 5.125%,  6/15/2027 574,835
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,138
United Parcel Service, Inc.
480,000 4.450%,  4/1/2030 561,024
XPO Logistics, Inc.
287,000 6.750%,  8/15/2024
i
300,991
Total 5,502,095
U.S. Government & Agencies (4.6%)
U.S. Treasury Bonds
880,000 1.625%,  11/15/2050 733,287
20,205,000 2.250%,  11/15/2027 21,388,098
18,050,000 2.875%,  5/15/2028 19,841,603
5,830,000 5.250%,  11/15/2028 7,422,774
7,700,000 1.625%,  8/15/2029 7,727,371
1,580,000 1.500%,  2/15/2030 1,560,559
500,000 0.875%,  11/15/2030 462,422
160,000 1.125%,  2/15/2031 151,175
2,050,000 4.375%,  5/15/2040 2,748,201
7,430,000 1.375%,  11/15/2040 6,320,144
11,465,000 3.000%,  5/15/2042 12,803,628
25,124,000 2.500%,  5/15/2046 25,602,926
16,725,000 2.875%,  5/15/2049 18,366,141
U.S. Treasury Notes
1,700,000 2.500%,  1/15/2022 1,732,672
1,900,000 1.125%,  2/28/2022 1,918,258
275,000 0.125%,  6/30/2022 275,064
8,320,000 1.875%,  7/31/2022 8,514,675
15,930,000 0.125%,  10/31/2022 15,928,133
8,115,000 2.000%,  11/30/2022 8,365,107
38,300,000 0.125%,  12/31/2022 38,283,543
1,845,000 0.125%,  1/31/2023 1,844,135
Principal
Amount Long-Term Fixed Income (13.9%) Value
U.S. Government & Agencies (4.6%) -
continued
$ 11,580,000 2.500%,  3/31/2023 $ 12,119,646
350,000 0.125%,  10/15/2023 348,852
16,710,000 2.500%,  1/31/2024 17,737,404
1,460,000 2.125%,  7/31/2024 1,541,041
95,000 2.250%,  11/15/2024 100,815
13,150,000 2.125%,  11/30/2024 13,900,475
43,700,000 2.875%,  5/31/2025 47,610,809
12,650,000 2.625%,  1/31/2026 13,694,613
25,060,000 2.500%,  2/28/2026 26,983,551
300,000 0.750%,  1/31/2028 287,625
Total 336,314,747
Utilities (0.3%)
Ameren Illinois Company
450,000 4.500%,  3/15/2049 541,686
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 668,486
Appalachian Power Company
238,000 3.300%,  6/1/2027 256,110
Arizona Public Service Company
50,000 3.500%,  12/1/2049 50,973
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 434,700
Calpine Corporation
380,000 4.500%,  2/15/2028
i
383,192
CenterPoint Energy, Inc.
300,000 2.500%,  9/1/2024 314,553
420,000 4.250%,  11/1/2028 471,051
CMS Energy Corporation
236,000 2.950%,  2/15/2027 249,377
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 377,519
180,000 4.350%,  11/15/2045 208,470
Consolidated Edison Company of
New York, Inc.
550,000 4.125%,  5/15/2049 611,517
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 194,071
Consumers Energy Company
550,000 4.350%,  4/15/2049 658,084
DTE Electric Company
265,000 3.700%,  3/15/2045 280,240
360,000 3.700%,  6/1/2046 382,171
Duke Energy Carolinas, LLC
440,000 3.700%,  12/1/2047 467,399
Duke Energy Corporation
448,000 3.750%,  9/1/2046 450,543
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 345,945
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 470,414
Edison International
675,000 5.750%,  6/15/2027 787,422
Exelon Corporation
375,000 4.700%,  4/15/2050 449,178
240,000 5.100%,  6/15/2045 297,544
336,000 4.450%,  4/15/2046 385,170
FirstEnergy Corporation
150,000 2.850%,  7/15/2022 152,250

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.9%) Value
Utilities (0.3%) - continued
ITC Holdings Corporation
$ 67,000 4.050%,  7/1/2023 $ 71,529
224,000 5.300%,  7/1/2043 274,293
Mississippi Power Company
340,000 3.950%,  3/30/2028 374,775
Monongahela Power Company
275,000 5.400%,  12/15/2043
i
338,660
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 329,357
575,000 3.700%,  3/15/2029 629,553
NextEra Energy Operating
Partners, LP
320,000 3.875%,  10/15/2026
i
335,600
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 533,208
NiSource, Inc.
550,000 3.600%,  5/1/2030 596,123
NRG Energy, Inc.
345,000 3.375%,  2/15/2029
i
336,806
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 365,521
256,000 3.250%,  6/1/2031 254,868
350,000 3.950%,  12/1/2047 322,124
PG&E Corporation
160,000 5.000%,  7/1/2028 169,036
130,000 5.250%,  7/1/2030 137,800
PPL Capital Funding, Inc.
415,000 5.000%,  3/15/2044 494,633
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 390,095
Public Service Electric & Gas
Company
350,000 3.000%,  5/15/2027 375,675
San Diego Gas and Electric
Company
600,000 4.150%,  5/15/2048 676,361
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 463,986
Southern California Edison
Company
485,000 4.000%,  4/1/2047 499,605
Southern Company
325,000 3.250%,  7/1/2026 347,872
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 154,831
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 187,505
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 322,400
Talen Energy Supply, LLC
260,000 7.625%,  6/1/2028
i
263,250
TerraForm Power Operating, LLC
305,000 5.000%,  1/31/2028
i
329,110
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 522,052
Principal
Amount Long-Term Fixed Income (13.9%) Value
Utilities (0.3%) - continued
Vistra Operations Company, LLC
$ 220,000 5.000%,  7/31/2027
i
$ 226,604
Total 20,211,297
Total Long-Term Fixed Income
(cost $978,293,972) 1,010,534,771
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
37,183,975 Thrivent Cash Management Trust 37,183,975
Total Collateral Held for
Securities Loaned
(cost $37,183,975) 37,183,975
Shares or
Principal
Amount Short-Term Investments ( 9.5% ) Value
Federal Home Loan Bank Discount
Notes
13,100,000 0.085%, 4/7/2021
n,o
13,100,000
16,600,000 0.085%, 4/8/2021
n,o
16,600,000
100,000 0.075%, 4/21/2021
n
100,000
1,800,000 0.040%, 5/4/2021
n,o
1,799,983
100,000 0.030%, 5/6/2021
n,o
99,999
100,000 0.040%, 5/12/2021
n,o
99,999
3,900,000 0.030%, 5/13/2021
n,o
3,899,954
25,500,000 0.011%, 5/18/2021
n,o
25,499,667
100,000 0.040%, 5/19/2021
n,o
99,999
3,000,000 0.035%, 6/2/2021
n,o
2,999,897
200,000 0.015%, 6/23/2021
n,o
199,991
100,000 0.000%, 7/7/2021
o
99,992
Thrivent Core Short-Term Reserve
Fund
62,318,173 0.180% 623,181,734
U.S. Treasury Bills
900,000 0.021%, 4/20/2021
n,p
899,992
800,000 0.028%, 4/22/2021
n,p
799,995
900,000 0.030%, 5/13/2021
n,p
899,979
600,000 0.048%, 8/26/2021
n,p
599,945
Total Short-Term Investments
(cost $690,911,330) 690,981,126
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Note
Futures
137 $132.50, expires 5/21/2021 265,438
Put on 30-Yr. U.S. Treasury Bond
Futures
132 $160.00, expires 5/21/2021 775,500
Total Options Purchased
(cost $517,556) 1,040,938
Total Investments (cost
$5,822,226,033) 103.8% $7,558,628,766
Other Assets and Liabilities, Net
(3.8%) (276,706,532)
Total Net Assets 100.0% $7,281,922,234

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $169,581,164 or 2.3% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At March 31, 2021, $2,252,923 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 1,899,549
Common Stock 34,949,541
Total lending $36,849,090
Gross amount payable upon return of
collateral for securities loaned $37,183,975
Net amounts due to counterparty
$334,885
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,811,208 – 3,811,208 –
Capital Goods 6,812,564 – 6,812,564 –
Communications Services 11,728,975 – 11,728,975 –
Consumer Cyclical 8,558,779 – 8,558,779 –
Consumer Non-Cyclical 9,792,451 – 9,711,651 80,800
Energy 749,700 – 749,700 –
Financials 4,013,616 – 4,013,616 –
Technology 4,961,250 – 4,961,250 –
Transportation 2,377,960 – 2,377,960 –
Utilities 2,619,985 – 2,619,985 –
Registered Investment Companies
Unaffiliated 57,237,491 57,237,491 – –
Affiliated 2,862,870,698 2,862,870,698 – –
Common Stock
Communications Services 177,744,083 177,678,263 65,820 –
Consumer Discretionary 353,503,036 353,500,076 2,960 –
Consumer Staples 52,732,940 52,732,940 – –
Energy 35,155,352 35,155,352 – –
Financials 294,778,909 291,570,987 3,206,339 1,583
Health Care 314,905,951 314,905,951 – –
Industrials 309,499,087 305,251,897 4,247,190 –
Information Technology 589,685,106 588,664,124 1,020,982 –
Materials 66,295,036 64,249,095 2,045,935 6
Real Estate 113,580,975 113,580,975 – –
Utilities 25,014,968 25,014,968 – –
Long-Term Fixed Income
Asset-Backed Securities 59,285,397 – 59,285,397 –
Basic Materials 13,117,847 – 13,117,847 –
Capital Goods 18,287,740 – 18,287,740 –
Collateralized Mortgage Obligations 43,997,769 – 39,772,769 4,225,000
Commercial Mortgage-Backed Securities 6,635,016 – 6,635,016 –
Communications Services 33,665,462 – 33,562,395 103,067
Consumer Cyclical 30,026,661 – 30,026,661 –
Consumer Non-Cyclical 39,590,918 – 39,590,918 –
Energy 30,049,402 – 30,049,402 –
Financials 65,133,579 – 65,133,579 –
Mortgage-Backed Securities 286,059,763 – 286,059,763 –
Technology 22,657,078 – 22,657,078 –
Transportation 5,502,095 – 5,502,095 –
U.S. Government & Agencies 336,314,747 – 336,314,747 –
Utilities 20,211,297 – 20,211,297 –
Short-Term Investments 67,799,392 – 67,799,392 –
Options Purchased 1,040,938 1,040,938 – –
Subtotal Investments in Securities $6,387,805,221 $5,243,453,755 $1,139,941,010 $4,410,456
Other Investments  * Total
Affiliated Short-Term Investments 623,181,734
Affiliated Registered Investment Companies 510,457,836
Collateral Held for Securities Loaned 37,183,975
Subtotal Other Investments $1,170,823,545
Total Investments at Value $7,558,628,766
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 48,194,819 48,194,819 – –
Total Asset Derivatives $48,194,819 $48,194,819 $– $–
Liability Derivatives
Futures Contracts 2,794,347 2,794,347 – –
Call Options Written 363,219 338,422 – 24,797
Total Liability Derivatives $3,157,566 $3,132,769 $– $24,797
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $64,299,483 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 291 June 2021 $ 64,295,979 ( $ 64,550)
CBOT 5-Yr. U.S. Treasury Note 329 June 2021 41,118,150 (520,064)
CBOT U.S. Long Bond 216 June 2021 34,837,485 (1,445,235)
CME E-mini S&P 500 Index 4,933 June 2021 963,579,415 14,979,795
CME Ultra Long Term U.S. Treasury Bond 7 June 2021 1,278,993 (10,461)
ICE US mini MSCI Emerging Markets Index 297 June 2021 19,794,125 (155,000)
Total Futures Long Contracts $ 1,124,904,147 $ 12,784,485
CBOT 10-Yr. U.S. Treasury Note (167) June 2021 ( $ 22,416,604) $ 550,041
CME E-mini Russell 2000 Index (4,105) June 2021 (480,950,914) 24,782,789
CME E-mini S&P Mid-Cap 400 Index (1,796) June 2021 (474,908,200) 6,996,320
CME Euro Foreign Exchange Currency (157) June 2021 (23,438,398) 394,723
Eurex Euro STOXX 50 Index (511) June 2021 (22,603,993) (599,037)
ICE mini MSCI EAFE Index (47) June 2021 (5,197,142) 45,942
Ultra 10-Yr. U.S. Treasury Note (83) June 2021 (12,371,272) 445,209
Total Futures Short Contracts ( $ 1,041,886,523) $32,615,987
Total Futures Contracts $ 83,017,624 $45,400,472

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of March 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Note
Futures MSC 137.00 $ 132.50 May 2021 17,938,438 $ 265,438 $ 119,530
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 132.00 160.00 May 2021 20,406,375 775,500 403,851
Total Options Purchased Contracts $1,040,938 $523,382
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (12.00) $ 102.72 April 2021 (11,977,500) ( $ 12) $ 65,613
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (11.75) 100.83 May 2021 (11,706,397) (24,785) 44,522
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Put on 10-Yr. U.S. Treasury Note
Futures MSC (137.00) 130.50 May 2021 (17,938,437) (117,734) (45,298)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM (132.00) 153.00 May 2021 (20,406,375) (220,688) (97,337)
Total Options Written Contracts ($363,219) ($32,500)
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $93,863 $963 $– $88,467 9,149 1.2%
Core Emerging Markets Equity 71,546 – – 74,459 6,068 1.0
Core International Equity 141,026 – 34,800 110,947 10,920 1.5
Core Low Volatility Equity 361,674 – 132,000 236,585 18,199 3.3
Global Stock 471,052 – – 496,120 33,287 6.8
High Yield 63,326 729 – 63,543 13,727 0.9
Income 201,882 1,403 – 194,178 17,768 2.7
International Allocation 554,547 – – 577,940 54,722 7.9
International Index 42,672 – – 44,095 3,372 0.6
Large Cap Value 511,765 – – 581,460 26,681 8.0
Limited Maturity Bond 105,124 426 – 105,076 10,446 1.4
Mid Cap Stock 586,630 – – 642,731 25,858 8.8
Small Cap Stock 138,119 – – 157,726 6,600 2.2
Total Affiliated Registered Investment
Companies 3,343,226 3,373,327 46.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 417,729 627,284 421,831 623,182 62,318 8.6
Total Affiliated Short-Term Investments 417,729 623,182 8.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 59,725 219,437 241,978 37,184 37,184 0.5
Total Collateral Held for Securities Loaned 59,725 37,184 0.5
Total Value $3,820,680 $4,033,693
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(6,359) – $962
Core Emerging Markets Equity – 2,913 – –
Core International Equity 185 4,536 – –
Core Low Volatility Equity 7,103 (192) – –
Global Stock – 25,068 – –
High Yield – (512) – 727
Income – (9,107) – 1,404
International Allocation – 23,394 – –
International Index – 1,423 – –
Large Cap Value – 69,695 – –
Limited Maturity Bond – (474) – 426
Mid Cap Stock – 56,101 – –
Small Cap Stock – 19,608 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (30) 30 – 201
Total Income/Non Income Cash from Affiliated
Investments $3,720
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 39
Total Affiliated Income from Securities Loaned, Net $39
Total Value $7,258 $186,124 $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.0% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 500,837
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 497,622
Hexion, Inc., Term Loan
595,638
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
595,268
INEOS US Petrochem, LLC, Term
Loan
995,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
991,269
Innophos Holdings, Inc., Term
Loan
594,000
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
591,773
Nouryon USA, LLC, Term Loan
1,463,942
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
1,440,461
Pixelle Specialty Solutions, LLC,
Term Loan
1,072,490
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,071,374
PQ Corporation, Term Loan
506,142
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
505,929
Venator Finance SARL, Term Loan
708,165
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
697,840
Total 6,391,536
Capital Goods (0.3%)
Flex Acquisition Company, Inc.,
Term Loan
1,301,498
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,278,722
595,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
586,914
Gemini HDPE, LLC, Term Loan
885,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
880,026
GFL Environmental, Inc., Term
Loan
912,713
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
912,713
Graham Packaging Company,
Inc., Term Loan
928,814
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
922,377
Mauser Packaging Solutions
Holding Company, Term Loan
922,115
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
901,368
MI Windows and Doors, Inc., Term
Loan
822,937
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
825,513
Navistar, Inc., Term Loan
1,493,800
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,493,427
Pactiv Evergreen Group Holdings,
Inc., Term Loan
418,844
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
416,816
Principal
Amount Bank Loans (2.0%)
a
Value
Capital Goods (0.3%) - continued
$ 623,437
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 615,956
TransDigm, Inc., Term Loan
2,084,072
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,038,910
TricorBraun Holdings, Inc.,
Delayed Draw
213,007
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,c,d
210,788
TricorBraun Holdings, Inc., Term
Loan
946,994
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
937,126
Vertiv Group Corporation, Term
Loan
3,201,975
2.869%,  (LIBOR 3M +
2.750%), 3/2/2027
b
3,174,630
Total 15,195,286
Communications Services (0.4%)
Altice France SA, Term Loan
620,812
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
608,061
Cablevision Lightpath, LLC, Term
Loan
882,787
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
880,581
CCI Buyer, Inc., Term Loan
225,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
225,211
CommScope, Inc., Term Loan
1,131,385
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,122,957
Diamond Sports Group, LLC, Term
Loan
891,245
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
608,274
E.W. Scripps Company, Term Loan
877,800
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
873,824
Eagle Broadband Investments,
LLC, Term Loan
1,471,313
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,466,413
Entercom Media Corporation, Term
Loan
801,683
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
783,044
GCI, LLC, Term Loan
1,108,727
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,c,d
1,102,263
HCP Acquisition, LLC, Term Loan
1,159,801
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
1,157,249
iHeartCommunications, Inc., Term
Loan
692,982
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
683,994
Intermediate Dutch Holdings, Term
Loan
815,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,c,d
811,333

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Communications Services (0.4%) - continued
Lumen Technologies, Inc., Term
Loan
$ 1,073,482
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,c,d
$ 1,060,933
Meredith Corporation, Term Loan
761,165
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
771,791
NEP Group, Inc., Term Loan
1,476,025
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,429,073
140,000
7.109%,  (LIBOR 1M +
7.000%), 10/19/2026
b
128,216
Nexstar Broadcasting, Inc., Term
Loan
1,347,163
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,335,887
Nielsen Finance, LLC, Term Loan
383,443
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
384,102
Peraton Corporation, Delayed
Draw
760,000
0.000%,  (LIBOR 1M +
3.750%), 2/1/2028
b,c,d
759,369
Peraton Corporation, Term Loan
430,000
4.500%,  (LIBOR 3M +
3.750%), 2/1/2028
b
429,643
Radiate Holdco, LLC, Term Loan
2,094,750
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,092,613
Terrier Media Buyer, Inc., Term
Loan
1,211,963
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,200,013
TNS, Inc., Term Loan
534,140
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
531,245
WideOpenWest Finance, LLC,
Term Loan
1,111,089
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,107,134
Xplornet Communications, Inc.,
Term Loan
908,498
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
907,790
Ziggo Financing Partnership, Term
Loan
560,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,c,d
553,890
Total 23,014,903
Consumer Cyclical (0.3%)
1011778 B.C., LLC, Term Loan
1,223,693
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,c,d
1,200,370
Caesars Resort Collection, LLC,
Term Loan
1,169,125
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,170,586
Carnival Corporation, Term Loan
587,043
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
604,654
Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Cyclical (0.3%) - continued
Cengage Learning, Inc., Term
Loan
$ 580,249
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
$ 573,361
City Brewing Company, LLC, Term
Loan
180,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,c,d
179,100
CP Atlas Buyer, Inc., Term Loan
760,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
754,422
Golden Entertainment, Inc., Term
Loan
1,992,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,962,834
Golden Nugget, LLC, Term Loan
586,700
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
576,873
Harbor Freight Tools USA, Inc.,
Term Loan
1,142,138
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
1,140,059
LCPR Loan Financing, LLC, Term
Loan
800,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,c,d
801,000
Michaels Stores, Inc., Term Loan
830,825
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
829,579
Penn National Gaming, Inc., Term
Loan
1,024,472
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,018,868
Scientific Games International,
Inc., Term Loan
3,763,356
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,687,825
Staples, Inc., Term Loan
198,931
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
195,367
675,017
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
657,581
Stars Group Holdings BV, Term
Loan
1,016,162
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,016,732
Tenneco, Inc., Term Loan
877,561
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
853,647
Truck Hero, Inc., Term Loan
210,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
209,330
Wyndham Hotels & Resorts, Inc.,
Term Loan
628,875
1.859%,  (LIBOR 1M +
1.750%), 5/30/2025
b
621,712
Total 18,053,900
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
701,430
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
700,554

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 1,684,786
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 1,678,401
Bellring Brands, LLC, Term Loan
862,966
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
866,918
Chobani, LLC, Term Loan
452,725
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
452,046
CNT Holdings I Corporation, Term
Loan
590,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
588,342
165,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
166,650
Dole Food Company, Inc., Term
Loan
1,175,840
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,174,699
Endo Luxembourg Finance
Company, Term Loan
1,410,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,c,d
1,394,137
Gainwell Acquistion Corporation,
Term Loan
1,620,000
0.000%,  (LIBOR 1M +
4.000%), 10/1/2027
b,c,d
1,611,900
Global Medical Response, Inc.,
Term Loan
2,972,550
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,960,660
MPH Acquisition Holdings, LLC,
Term Loan
2,608,790
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,593,085
Ortho-Clinical Diagnostics SA,
Term Loan
1,769,454
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,765,473
Petco Health & Wellness
Company, Inc., Term Loan
1,040,000
0.000%,  (LIBOR 1M +
3.250%), 3/4/2028
b,c,d
1,035,289
PetSmart, Inc., Term Loan
1,465,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,461,630
Plantronics, Inc., Term Loan
347,036
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
342,080
Precision Medicine Group, LLC,
Delayed Draw
120,000
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
119,026
Precision Medicine Group, LLC,
Term Loan
917,700
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
910,248
Sotera Health Holdings, LLC, Term
Loan
607,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
604,724
Total 20,425,862
Principal
Amount Bank Loans (2.0%)
a
Value
Energy (<0.1%)
Calpine Corporation, Term Loan
$ 1,142,137
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
$ 1,134,188
Energizer Holdings, Inc., Term
Loan
256,667
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
255,276
Lealand Finance Company BV,
Term Loan
251,507
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
136,651
Total 1,526,115
Financials (0.1%)
Asurion, LLC, Term Loan
1,266,825
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,258,008
445,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,c,d
441,569
820,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
834,350
Avolon TLB Borrower 1 US, LLC,
Term Loan
557,274
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
554,939
Digicel International Finance, Ltd.,
Term Loan
758,037
3.510%,  (LIBOR 3M +
3.250%), 5/27/2024
b
718,869
MoneyGram International, Inc.,
Term Loan
835,125
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
834,708
Newco Financing Partnership,
Term Loan
172,500
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
171,946
Northriver Midstream Finance, LP,
Term Loan
819,520
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
807,359
Tronox Finance, LLC, Term Loan
765,000
2.648%,  (LIBOR 3M +
2.500%), 3/11/2028
b
760,379
UPC Financing Partnership, Term
Loan
172,500
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,c,d
171,946
Total 6,554,073
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,011,199
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
969,912
Lummus Technology Holdings V,
LLC, Term Loan
2,220,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,207,968
Prime Security Services Borrower,
LLC, Term Loan
2,765,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
2,752,032

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.0%)
a
Value
Technology (0.2%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,780,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
$ 1,762,752
SS&C Technologies, Inc., Term
Loan
67,090
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
66,314
51,465
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,c,d
50,870
Verscend Holding Corporation,
Term Loan
405,000
0.000%,  (LIBOR 1M +
4.000%), 8/27/2025
b,c,d
404,542
Zayo Group Holdings, Inc., Term
Loan
1,905,316
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,888,606
Total 10,102,996
Transportation (0.1%)
American Airlines, Inc., Term Loan
2,130,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,c,d
2,179,927
Genesee & Wyoming, Inc., Term
Loan
1,188,000
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,183,177
Mileage Plus Holdings, LLC, Term
Loan
655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
695,223
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
781,505
United Airlines, Inc., Term Loan
888,432
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
861,619
Total 5,701,451
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
204,756
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
204,756
Core and Main, LP, Term Loan
1,263,834
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,257,768
EnergySolutions, LLC, Term Loan
724,513
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
719,984
Exgen Renewables IV, LLC, Term
Loan
1,172,062
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,c,d
1,172,555
PG&E Corporation, Term Loan
1,581,018
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
1,577,555
Principal
Amount Bank Loans (2.0%)
a
Value
Utilities (0.1%) - continued
Talen Energy Supply, LLC, Term
Loan
$ 515,763
3.859%,  (LIBOR 1M +
3.750%), 7/8/2026
b
$ 500,290
Total 5,432,908
Total Bank Loans
(cost $112,425,531) 112,399,030
Principal
Amount Long-Term Fixed Income ( 36.7% ) Value
Asset-Backed Securities (2.2%)
522 Funding CLO, Ltd.
2,300,000
1.824%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,g
2,300,002
Access Group, Inc.
429,729
0.609%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,g
425,583
Aimco CLO 10, Ltd.
2,150,000
1.542%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,g
2,151,204
Aimco CLO 11, Ltd.
3,475,000
1.605%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,g
3,481,262
Ares CLO, Ltd.
3,000,000
1.623%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,g
3,000,261
Ares XXXIIR CLO, Ltd.
1,500,000
1.134%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,g
1,500,016
2,600,000
2.194%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,g
2,601,508
Buttermilk Park CLO, Ltd.
5,250,000
1.641%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,g
5,250,357
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.691%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,g
3,425,161
CarVal CLO II, Ltd.
2,125,000
1.694%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,g
2,124,913
1,225,000
2.194%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,g
1,221,939
CBAM, Ltd.
3,500,000
1.521%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,g
3,500,136
Cent CLO, LP
775,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
775,117

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Asset-Backed Securities (2.2%) - continued
CIFC Funding, Ltd.
$ 1,225,000
1.805%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,g
$ 1,228,015
Colony American Finance Trust
3,310,050
2.835%,  6/15/2052, Ser.
2019-2, Class A
g
3,481,672
Commonbond Student Loan Trust
585,946
0.609%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,g
581,964
CoreVest American Finance Trust
3,442,444
2.705%,  10/15/2052, Ser.
2019-3, Class A
g
3,586,169
Dryden 36 Senior Loan Fund
1,800,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
1,800,126
Dryden Senior Loan Fund
3,000,000
1.623%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,g
3,000,276
Earnest Student Loan Program
2016-D, LLC
278,006
2.720%,  1/25/2041, Ser.
2016-D, Class A2
g
278,673
Earnest Student Loan Program,
LLC
259,167
3.020%,  5/25/2034, Ser.
2016-B, Class A2
g
259,483
ECMC Group Student Loan Trust
1,544,691
1.259%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,g
1,560,464
Flatiron CLO, Ltd.
1,225,000
1.998%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,g
1,231,812
Galaxy XIX CLO, Ltd.
1,650,000
2.033%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
1,650,170
Galaxy XX CLO, Ltd.
2,650,000
1.224%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,g
2,646,547
Golub Capital Partners, Ltd.
1,750,000
1.404%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,g
1,745,984
2,569,000
1.424%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,g
2,563,908
Goodgreen
2,469,432
3.860%,  10/15/2054, Ser.
2019-1A, Class A
g
2,591,694
Home Partners of America Trust
3,755,685
2.908%,  9/17/2039, Ser.
2019-1, Class A
g
3,801,851
3,667,375
2.703%,  10/19/2039, Ser.
2019-2, Class A
g
3,708,964
Principal
Amount Long-Term Fixed Income (36.7%) Value
Asset-Backed Securities (2.2%) - continued
Laurel Road Prime Student Loan
Trust
$ 633,400
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
g
$ 643,454
1,702,712
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,g
1,764,982
Madison Park Funding XIV, Ltd.
2,375,000
1.622%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
2,375,107
Madison Park Funding, Ltd.
2,100,000
2.300%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,g
2,100,183
Magnetite XII, Ltd.
2,600,000
1.341%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
2,600,146
Mercury Financial Credit Card
Master Trust
1,800,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
g
1,800,272
Mountain View CLO, Ltd.
1,825,000
1.361%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,g
1,821,806
MRA Issuance Trust
4,350,000
1.456%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,g
4,350,789
National Collegiate Trust
1,050,026
0.404%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,g
1,031,084
Neuberger Berman CLO, Ltd.
1,000,000
1.252%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,g
1,000,211
Octagon Investment Partners 32,
Ltd.
2,600,000
2.235%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,d,g
2,600,000
1,150,000
2.491%,  (LIBOR 3M +
2.250%), 7/15/2029, Ser.
2017-1A, Class C
b,g
1,150,123
Octagon Investment Partners XVI,
Ltd.
600,000
1.623%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
600,049
OZLM IX, Ltd.
1,250,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
1,250,231
OZLM VIII, Ltd.
818,558
1.393%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,g
818,617
Palmer Square CLO, Ltd.
2,500,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
2,493,495

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Asset-Backed Securities (2.2%) - continued
Palmer Square Loan Funding, Ltd.
$ 1,757,271
1.074%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,g
$ 1,757,405
1,700,000
1.874%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,g
1,700,229
Pretium Mortgage Credit Partners,
LLC
1,952,160
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
g,h
1,969,109
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
g
2,042,260
Saxon Asset Securities Trust
860,035
3.672%,  8/25/2035, Ser.
2004-2, Class MF2
b
830,715
Shackleton CLO, Ltd.
1,750,000
1.411%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,g
1,750,024
SLM Student Loan Trust
1,000,872
0.509%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
983,959
Sound Point CLO XIV, Ltd.
2,600,000
2.221%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,g
2,591,189
Sound Point CLO XV, Ltd.
2,600,000
2.235%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,d,g
2,600,000
Sound Point CLO XXI, Ltd.
1,525,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
1,525,137
THL Credit Wind River CLO, Ltd.
950,000
1.654%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,g
954,142
U.S. Small Business Administration
52,865
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 54,410
Upstart Securitization Trust
1,566,568
1.702%,  11/20/2030, Ser.
2020-3, Class A
g
1,578,945
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
1,147,622
Vericrest Opportunity Loan Trust
2,650,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
g,h
2,632,975
Voya CLO, Ltd.
1,497,661
1.441%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,g
1,497,682
Whitebox CLO II, Ltd.
1,350,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,g
1,352,835
Total 122,844,418
Principal
Amount Long-Term Fixed Income (36.7%) Value
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
$ 1,150,000 2.700%,  5/15/2040 $ 1,099,984
Alcoa Nederland Holding BV
540,000 5.500%,  12/15/2027
g
581,256
Anglo American Capital plc
720,000 4.875%,  5/14/2025
g
813,185
BWAY Holding Company
490,000 5.500%,  4/15/2024
g
496,737
Chemours Company
290,000 5.750%,  11/15/2028
g
305,345
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027 372,600
230,000 4.625%,  3/1/2029
g
229,609
230,000 4.875%,  3/1/2031
g
229,425
Consolidated Energy Finance SA
410,000 6.875%,  6/15/2025
g
417,687
Dow Chemical Company
600,000 4.800%,  11/30/2028 703,649
DowDuPont, Inc.
620,000 4.493%,  11/15/2025 700,695
First Quantum Minerals, Ltd.
725,000 7.500%,  4/1/2025
g
748,562
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 515,088
520,000 4.250%,  3/1/2030 553,800
Glencore Funding, LLC
160,000 4.125%,  5/30/2023
g
171,099
1,064,000 4.000%,  3/27/2027
g
1,172,601
Hecla Mining Company
175,000 7.250%,  2/15/2028 187,688
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
g
426,117
Ingevity Corporation
610,000 3.875%,  11/1/2028
g
591,700
International Paper Company
1,420,000 4.350%,  8/15/2048 1,641,218
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 528,648
900,000 4.500%,  7/15/2027 1,013,698
Kraton Polymers, LLC
540,000 4.250%,  12/15/2025
g
542,025
Mercer International, Inc.
400,000 5.125%,  2/1/2029
g
414,400
Norbord, Inc.
430,000 5.750%,  7/15/2027
g
458,294
Novelis Corporation
380,000 5.875%,  9/30/2026
g
396,625
210,000 4.750%,  1/30/2030
g
216,447
OCI NV
600,000 4.625%,  10/15/2025
g
620,250
Olin Corporation
805,000 5.125%,  9/15/2027 833,175
Steel Dynamics, Inc.
1,225,000 1.650%,  10/15/2027 1,199,371
Syngenta Finance NV
1,200,000 3.933%,  4/23/2021
g
1,202,217
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,181,787
Tronox Finance plc
320,000 5.750%,  10/1/2025
g
333,802
United States Steel Corporation
650,000 6.875%,  3/1/2029 664,625

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Basic Materials (0.4%) - continued
Vale Overseas, Ltd.
$ 840,000 6.250%,  8/10/2026 $ 999,180
401,000 6.875%,  11/21/2036 532,955
Venator Finance SARL
420,000 5.750%,  7/15/2025
g
407,400
Total 23,502,944
Capital Goods (0.6%)
AECOM
860,000 5.125%,  3/15/2027 935,787
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
g
493,481
Ardagh Packaging Finance plc
360,000 6.000%,  2/15/2025
g
370,980
280,000 5.250%,  8/15/2027
g
285,622
BAE Systems plc
1,450,000 1.900%,  2/15/2031
g
1,360,607
Boeing Company
500,000 5.930%,  5/1/2060 641,563
750,000 5.040%,  5/1/2027 855,051
600,000 5.150%,  5/1/2030 691,047
1,250,000 5.705%,  5/1/2040 1,529,658
Bombardier, Inc.
410,000 7.500%,  3/15/2025
g
403,337
410,000 7.875%,  4/15/2027
g
402,083
Brand Industrial Services, Inc.
205,000 8.500%,  7/15/2025
g
206,599
BWAY Holding Company
420,000 7.250%,  4/15/2025
g
420,000
Carrier Global Corporation
714,000 3.577%,  4/5/2050 701,145
875,000 2.700%,  2/15/2031 874,738
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 932,770
CNH Industrial NV
700,000 3.850%,  11/15/2027 774,071
Cornerstone Building Brands, Inc.
560,000 6.125%,  1/15/2029
g
596,400
Covanta Holding Corporation
430,000 6.000%,  1/1/2027 448,813
135,000 5.000%,  9/1/2030 136,350
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
g
399,399
Crown Cork & Seal Company, Inc.
630,000 7.375%,  12/15/2026 758,363
Emerson Electric Company
1,150,000 1.800%,  10/15/2027 1,154,492
GFL Environmental, Inc.
150,000 4.000%,  8/1/2028
g
145,125
405,000 3.500%,  9/1/2028
g
392,850
H&E Equipment Services, Inc.
450,000 3.875%,  12/15/2028
g
437,625
Howmet Aerospace, Inc.
520,000 6.875%,  5/1/2025 602,550
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 678,421
Jeld-Wen, Inc.
500,000 4.625%,  12/15/2025
g
506,250
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,797,155
Lockheed Martin Corporation
1,024,000 4.500%,  5/15/2036 1,235,684
Principal
Amount Long-Term Fixed Income (36.7%) Value
Capital Goods (0.6%) - continued
$ 284,000 6.150%,  9/1/2036 $ 395,716
Meritor, Inc.
290,000 4.500%,  12/15/2028
g
290,870
NESCO Holdings II, Inc.
135,000 5.500%,  4/15/2029
d,g
138,483
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,109,129
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
g
396,363
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 804,059
Republic Services, Inc.
850,000 2.900%,  7/1/2026 906,466
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 635,441
750,000 1.750%,  2/15/2031 696,445
SRM Escrow Issuer, LLC
505,000 6.000%,  11/1/2028
g
529,240
Standard Industries, Inc.
750,000 4.375%,  7/15/2030
g
756,750
Textron, Inc.
710,000 3.375%,  3/1/2028 746,270
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
g
186,966
TransDigm, Inc.
370,000 6.250%,  3/15/2026
g
392,274
1,130,000 5.500%,  11/15/2027 1,169,697
110,000 4.625%,  1/15/2029
g
108,466
United Rentals North America, Inc.
570,000 4.875%,  1/15/2028 600,421
360,000 4.000%,  7/15/2030 366,390
United Technologies Corporation
775,000 4.450%,  11/16/2038 897,894
1,000,000 3.750%,  11/1/2046 1,065,839
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
g
209,869
WESCO Distribution, Inc.
430,000 7.250%,  6/15/2028
g
480,050
Total 35,051,114
Collateralized Mortgage Obligations (1.4%)
Alternative Loan Trust
812,703
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 649,483
Bellemeade Re, Ltd.
448,038
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
448,178
605,574
1.209%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,g
605,821
2,000,000
1.767%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,g
1,999,470
BRAVO Residential Funding Trust
275,971
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
g
283,674
Citicorp Mortgage Securities, Inc.
1,757,509
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,749,926

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Collateralized Mortgage Obligations (1.4%) -
continued
Countrywide Alternative Loan Trust
$ 797,029
2.746%,  10/25/2035, Ser.
2005-43, Class 4A1
b
$ 764,586
577,492
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 302,106
1,234,008
7.000%,  10/25/2037, Ser.
2007-24, Class A10 651,164
Countrywide Home Loans, Inc.
248,194
5.750%,  4/25/2037, Ser.
2007-3, Class A27 180,238
Credit Suisse Mortgage Trust
2,491,924
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,g
2,642,448
5,891,705
3.471%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,g
5,960,408
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
91,063
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 79,894
Federal Home Loan Mortgage
Corporation - REMIC
25,529,404
2.000%,  11/25/2050, Ser.
5038, Class NI
i
3,264,177
1,156,227
4.000%,  7/15/2031, Ser.
4104, Class KI
i
60,516
2,213,531
3.000%,  2/15/2033, Ser.
4170, Class IG
i
229,421
2,392,235
3.000%,  3/15/2033, Ser.
4180, Class PI
i
276,561
Federal National Mortgage
Association
35,069,096
1.500%,  11/25/2035, Ser.
2020-99, Class IG
i
1,963,470
Federal National Mortgage
Association - REMIC
4,325,238
3.000%,  12/25/2027, Ser.
2012-137, Class AI
i
247,534
Foundation Finance Trust
2,250,000
1.270%,  5/15/2041, Ser.
2021-1A, Class A
g
2,236,915
FWD Securitization Trust
1,895,323
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
1,962,129
Galton Funding Mortgage Trust
2017-1
619,006
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,g
625,662
GS Mortgage-Backed Securities
Trust
584,651
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,g
593,692
Legacy Mortgage Asset Trust
543,122
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
549,253
LHOME Mortgage Trust
2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,g
2,198,583
MASTR Alternative Loans Trust
1,019,816
0.559%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
150,133
Principal
Amount Long-Term Fixed Income (36.7%) Value
Collateralized Mortgage Obligations (1.4%) -
continued
Merrill Lynch Alternative Note
Asset Trust
$ 221,707
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 $ 137,961
MRA Issuance Trust
1,700,000
1.853%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,e,g
1,700,000
4,300,000
1.259%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,e,g
4,300,000
New York Mortgage Trust
2,121,983
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
2,130,156
Oak Street Investment
1,789,537
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
g
1,796,774
Preston Ridge Partners Mortgage
Trust, LLC
1,781,181
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,795,935
2,185,952
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,g
2,185,705
Pretium Mortgage Credit Partners,
LLC
1,400,000
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
e,g,h
1,400,000
RCO Mortgage, LLC
3,217,532
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
3,235,662
Renaissance Home Equity Loan
Trust
2,217,341
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
h
1,175,731
Residential Accredit Loans, Inc.
Trust
824,187
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 805,846
274,872
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 273,504
Residential Asset Securitization
Trust
2,088,084
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,774,602
Sequoia Mortgage Trust
900,191
3.114%,  9/20/2046, Ser.
2007-1, Class 4A1
b
700,614
Silver Hill Trust
1,044,369
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
1,080,711
Starwood Mortgage Residential
Trust
689,952
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,g
701,747
Toorak Mortgage Corporation
2,450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
2,476,611
Vericrest Opportunity Loan
Transferee
1,783,961
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
g,h
1,774,559
1,214,237
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
g,h
1,213,299

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Collateralized Mortgage Obligations (1.4%) -
continued
$ 1,300,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
$ 1,294,854
2,041,260
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
g,h
2,039,015
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
g,h
1,371,734
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
g,h
1,396,430
1,400,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
e,g,h
1,400,000
Verus Securitization Trust
779,553
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
781,183
1,890,531
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,g
1,926,349
1,516,889
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,g
1,544,597
1,215,734
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,g
1,233,776
3,747,563
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,g
3,816,341
WaMu Mortgage Pass Through
Certificates
145,747
3.017%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
141,966
141,486
3.035%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
141,832
Total 78,422,936
Commercial Mortgage-Backed Securities (0.2%)
BBCMS Mortgage Trust
14,577,409
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,i
1,973,722
BFLD Trust
2,250,000
1.256%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,g
2,269,816
825,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
833,251
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
980,044
3.000%,  3/15/2045, Ser.
4741, Class GA 1,013,777
GS Mortgage Securities Trust
4,000,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,260,768
Morgan Stanley Capital I Trust
14,876,294
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,i
2,030,111
Total 12,381,445
Communications Services (1.1%)
AMC Networks, Inc.
500,000 4.250%,  2/15/2029 486,250
American Tower Corporation
700,000 2.900%,  1/15/2030 711,586
1,150,000 2.100%,  6/15/2030 1,094,332
AT&T, Inc.
1,129,000 3.500%,  9/15/2053
g
1,043,349
1,200,000 2.300%,  6/1/2027 1,226,411
Principal
Amount Long-Term Fixed Income (36.7%) Value
Communications Services (1.1%) - continued
$ 1,550,000 4.350%,  3/1/2029 $ 1,753,327
1,100,000 5.250%,  3/1/2037 1,327,125
1,090,000 4.900%,  8/15/2037 1,290,115
450,000 5.550%,  8/15/2041 560,186
CCO Holdings, LLC
570,000 5.500%,  5/1/2026
g
587,841
640,000 5.125%,  5/1/2027
g
676,682
770,000 4.750%,  3/1/2030
g
797,912
510,000 4.500%,  8/15/2030
g
519,792
Cengage Learning, Inc.
600,000 9.500%,  6/15/2024
g,j
611,250
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 765,618
900,000 4.200%,  3/15/2028 992,058
1,225,000 3.500%,  6/1/2041 1,161,769
1,320,000 6.484%,  10/23/2045 1,718,655
Clear Channel Worldwide
Holdings, Inc.
515,000 7.750%,  4/15/2028
g
509,335
Comcast Corporation
850,000 4.049%,  11/1/2052 960,510
750,000 3.950%,  10/15/2025 837,855
1,250,000 4.250%,  10/15/2030 1,436,287
690,000 4.400%,  8/15/2035 806,928
1,115,000 4.750%,  3/1/2044 1,370,377
550,000 4.600%,  8/15/2045 664,938
Consolidated Communications,
Inc.
250,000 5.000%,  10/1/2028
g
251,950
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
g
944,089
Crown Castle International
Corporation
836,000 3.200%,  9/1/2024 897,753
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
g
1,009,200
80,000 4.125%,  12/1/2030
g
79,462
Cumulus Media New Holdings,
Inc.
380,000 6.750%,  7/1/2026
g,j
387,125
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,618,133
DISH DBS Corporation
360,000 7.375%,  7/1/2028 377,658
Embarq Corporation
295,000 7.995%,  6/1/2036 339,902
Entercom Media Corporation
360,000 6.500%,  5/1/2027
g,j
372,150
Fox Corporation
680,000 3.500%,  4/8/2030 723,451
Front Range BidCo, Inc.
500,000 4.000%,  3/1/2027
g
491,250
380,000 6.125%,  3/1/2028
g
389,975
Frontier Communications
Corporation
320,000 5.875%,  10/15/2027
g
339,200
135,000 6.750%,  5/1/2029
g
142,384
GCI, LLC
400,000 4.750%,  10/15/2028
g
409,500
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 299,187

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Communications Services (1.1%) - continued
iHeartCommunications, Inc.
$ 390,000 4.750%,  1/15/2028
g
$ 392,925
LCPR Senior Secured Financing
DAC
360,000 6.750%,  10/15/2027
g
383,814
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
g
787,315
740,000 4.250%,  7/1/2028
g
748,369
Ligado Networks, LLC
205,000
0.000%,PIK 15.500%,
11/1/2023
e,f,g
192,079
Meredith Corporation
440,000 6.500%,  7/1/2025
g
472,067
Netflix, Inc.
980,000 4.875%,  4/15/2028 1,108,625
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
g
576,466
Nielsen Finance, LLC
470,000 5.625%,  10/1/2028
g
494,087
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 580,790
330,000 4.200%,  6/1/2030 371,367
Radiate Holdco, LLC
235,000 6.500%,  9/15/2028
g
248,148
Scripps Escrow II, Inc.
290,000 3.875%,  1/15/2029
g
284,925
215,000 5.375%,  1/15/2031
g
213,387
SFR Group SA
930,000 7.375%,  5/1/2026
g
967,293
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
g
593,225
Sirius XM Radio, Inc.
610,000 5.000%,  8/1/2027
g
639,920
Sprint Capital Corporation
460,000 6.875%,  11/15/2028 580,046
430,000 8.750%,  3/15/2032 635,863
Sprint Corporation
1,255,000 7.625%,  2/15/2025 1,496,588
Terrier Media Buyer, Inc.
310,000 8.875%,  12/15/2027
g
333,576
Time Warner Entertainment
Company, LP
800,000 8.375%,  3/15/2023 917,099
T-Mobile USA, Inc.
1,100,000 3.750%,  4/15/2027
g
1,202,476
505,000 2.875%,  2/15/2031 488,083
900,000 4.375%,  4/15/2040
g
999,954
United States Cellular Corporation
360,000 6.700%,  12/15/2033 436,028
Uniti Group, LP
205,000 6.500%,  2/15/2029
g
202,438
Univision Communications, Inc.
740,000 6.625%,  6/1/2027
g
790,265
VeriSign, Inc.
310,000 4.750%,  7/15/2027 328,988
Verizon Communications, Inc.
714,000 3.700%,  3/22/2061 705,516
476,000 2.100%,  3/22/2028 477,995
3,054,000 4.272%,  1/15/2036 3,451,887
1,450,000 2.650%,  11/20/2040 1,325,084
Viacom, Inc.
840,000 5.850%,  9/1/2043 1,072,855
Principal
Amount Long-Term Fixed Income (36.7%) Value
Communications Services (1.1%) - continued
ViaSat, Inc.
$ 590,000 5.625%,  9/15/2025
g
$ 599,711
Vodafone Group plc
625,000 4.875%,  6/19/2049 742,616
VTR Finance NV
270,000 6.375%,  7/15/2028
g,j
291,600
Walt Disney Company
1,200,000 2.200%,  1/13/2028 1,226,198
1,650,000 2.650%,  1/13/2031 1,684,213
1,400,000 3.500%,  5/13/2040 1,480,347
Ziggo BV
562,000 5.500%,  1/15/2027
g
585,183
Total 64,092,268
Consumer Cyclical (1.0%)
1011778 B.C., ULC
640,000 4.375%,  1/15/2028
g
643,021
Allied Universal Holdco, LLC
440,000 6.625%,  7/15/2026
g
466,611
Allison Transmission, Inc
590,000 3.750%,  1/30/2031
g
571,562
Amazon.com, Inc.
1,420,000 3.875%,  8/22/2037 1,627,010
852,000 4.050%,  8/22/2047 997,169
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
j
684,750
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 208,477
Brookfield Residential Properties,
Inc.
900,000 6.250%,  9/15/2027
g
939,375
Caesars Entertainment, Inc.
135,000 8.125%,  7/1/2027
g
148,871
Carnival Corporation
430,000 11.500%,  4/1/2023
g
492,887
300,000 10.500%,  2/1/2026
g
352,875
150,000 7.625%,  3/1/2026
g
161,145
470,000 5.750%,  3/1/2027
g
482,337
Cedar Fair, LP
490,000 5.250%,  7/15/2029 503,666
Cinemark USA, Inc.
480,000 5.875%,  3/15/2026
g
491,491
Clarios Global, LP
205,000 8.500%,  5/15/2027
g
220,631
Colt Merger Sub, Inc.
900,000 6.250%,  7/1/2025
g
959,413
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,317,085
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 578,488
Dana, Inc.
425,000 5.625%,  6/15/2028 454,750
Empire Communities Corporation
430,000 7.000%,  12/15/2025
g
453,112
Ford Motor Company
250,000 9.000%,  4/22/2025 302,779
140,000 9.625%,  4/22/2030 195,376
495,000 7.450%,  7/16/2031 624,111
Ford Motor Credit Company, LLC
1,420,000 4.063%,  11/1/2024 1,489,651
1,100,000 4.134%,  8/4/2025 1,150,517

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Consumer Cyclical (1.0%) - continued
Gap, Inc.
$ 280,000 8.625%,  5/15/2025
g
$ 313,530
General Motors Company
1,200,000 6.125%,  10/1/2025 1,411,090
1,150,000 6.800%,  10/1/2027 1,426,647
General Motors Financial
Company, Inc.
560,000 3.950%,  4/13/2024 602,694
Hanesbrands, Inc.
585,000 4.875%,  5/15/2026
g
627,412
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
g
372,470
Hilton Domestic Operating
Company, Inc.
1,080,000 4.875%,  1/15/2030 1,145,664
Home Depot, Inc.
555,000 5.400%,  9/15/2040 735,258
840,000 4.250%,  4/1/2046 988,518
700,000 3.900%,  6/15/2047 786,724
Hyundai Capital America
750,000 1.250%,  9/18/2023
g
755,424
1,000,000 1.800%,  1/10/2028
g
956,223
International Game Technology plc
445,000 5.250%,  1/15/2029
g
464,135
KB Home
490,000 4.800%,  11/15/2029 513,275
Kohl's Corporation
715,000 9.500%,  5/15/2025 927,085
715,000 5.550%,  7/17/2045
j
810,041
L Brands, Inc.
600,000 6.625%,  10/1/2030
g
685,080
140,000 6.875%,  11/1/2035 166,851
Landry's, Inc.
460,000 6.750%,  10/15/2024
g
465,138
Lennar Corporation
700,000 4.875%,  12/15/2023 764,631
1,225,000 4.750%,  5/30/2025 1,364,344
Levi Strauss & Company
590,000 3.500%,  3/1/2031
g
569,350
Live Nation Entertainment, Inc.
290,000 3.750%,  1/15/2028
g
286,012
Marriott International, Inc.
710,000 5.750%,  5/1/2025 814,720
Mastercard, Inc.
830,000 3.950%,  2/26/2048 939,089
Mattamy Group Corporation
620,000 5.250%,  12/15/2027
g
648,675
McDonald's Corporation
1,200,000 2.125%,  3/1/2030 1,171,636
1,115,000 4.450%,  3/1/2047 1,295,870
MGM Resorts International
1,015,000 6.000%,  3/15/2023 1,087,319
Owl Rock Capital Corporation
1,250,000 3.400%,  7/15/2026 1,266,099
PetSmart, Inc.
320,000 4.750%,  2/15/2028
g
327,267
350,000 7.750%,  2/15/2029
g
378,857
Prime Security Services Borrower,
LLC
1,000,000 5.750%,  4/15/2026
g
1,082,050
Real Hero Merger Sub 2, Inc.
310,000 6.250%,  2/1/2029
g
320,075
Principal
Amount Long-Term Fixed Income (36.7%) Value
Consumer Cyclical (1.0%) - continued
Realogy Group, LLC
$ 500,000 5.750%,  1/15/2029
g
$ 493,125
Rite Aid Corporation
205,000 7.500%,  7/1/2025
g
212,944
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
g
650,139
210,000 11.500%,  6/1/2025
g
244,912
220,000 5.500%,  4/1/2028
g
221,100
Scientific Games International, Inc.
650,000 5.000%,  10/15/2025
g
673,205
490,000 7.250%,  11/15/2029
g
531,650
SeaWorld Parks and
Entertainment, Inc.
290,000 9.500%,  8/1/2025
g
315,179
Six Flags Entertainment
Corporation
265,000 5.500%,  4/15/2027
g,j
274,606
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
g
291,938
Staples, Inc.
710,000 7.500%,  4/15/2026
g
748,873
Target Corporation
1,000,000 2.250%,  4/15/2025 1,047,714
Tenneco, Inc.
290,000 5.000%,  7/15/2026
j
273,325
TJX Companies, Inc.
675,000 3.875%,  4/15/2030 751,564
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
g
337,652
ViacomCBS, Inc.
1,200,000 4.200%,  5/19/2032 1,341,365
Visa, Inc.
1,150,000 2.700%,  4/15/2040 1,126,231
Vista Outdoor, Inc.
500,000 4.500%,  3/15/2029
g
494,728
Walmart, Inc.
825,000 3.250%,  7/8/2029 902,532
Wyndham Destinations, Inc.
350,000 6.625%,  7/31/2026
g
397,373
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
g
217,473
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
g
528,650
ZF North America Capital, Inc.
290,000 4.750%,  4/29/2025
g
311,324
Total 55,374,015
Consumer Non-Cyclical (1.4%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,237,426
AbbVie, Inc.
675,000 2.950%,  11/21/2026 718,660
1,250,000 4.300%,  5/14/2036 1,441,002
450,000 4.850%,  6/15/2044 546,660
560,000 4.700%,  5/14/2045 663,248
1,500,000 4.875%,  11/14/2048 1,806,614
Albertson's Companies, Inc.
390,000 7.500%,  3/15/2026
g
430,800
715,000 3.500%,  3/15/2029
g
680,423
Altria Group, Inc.
952,000 5.800%,  2/14/2039 1,161,706
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,199,493

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Consumer Non-Cyclical (1.4%) - continued
Anheuser-Busch Companies, LLC
$ 1,740,000 4.700%,  2/1/2036 $ 2,038,355
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 2,161,192
1,350,000 4.375%,  4/15/2038 1,534,460
150,000 4.600%,  4/15/2048 171,717
Anthem, Inc.
900,000 3.125%,  5/15/2050 858,821
725,000 4.625%,  5/15/2042 856,020
Aramark Services, Inc.
280,000 6.375%,  5/1/2025
g,j
296,800
AstraZeneca plc
1,000,000 1.375%,  8/6/2030 917,223
BAT Capital Corporation
1,486,000 4.540%,  8/15/2047 1,496,235
Bausch Health Companies, Inc.
170,000 5.000%,  1/30/2028
g
172,125
650,000 5.000%,  2/15/2029
g
645,531
Baxalta, Inc.
569,000 4.000%,  6/23/2025 630,702
Becton, Dickinson and Company
650,000 3.794%,  5/20/2050 690,590
214,000 3.734%,  12/15/2024 233,758
865,000 3.700%,  6/6/2027 954,111
Campbell Soup Company
345,000 2.375%,  4/24/2030 337,430
Cargill, Inc.
525,000 3.250%,  5/23/2029
g
562,923
Centene Corporation
210,000 4.250%,  12/15/2027 220,894
420,000 4.625%,  12/15/2029 454,568
580,000 3.000%,  10/15/2030 579,037
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 505,000
Cigna Corporation
1,325,000 4.800%,  8/15/2038 1,583,637
Clorox Company
1,180,000 3.100%,  10/1/2027 1,279,385
Community Health Systems, Inc.
205,000 5.625%,  3/15/2027
g
214,737
290,000 6.000%,  1/15/2029
g
306,675
540,000 6.875%,  4/15/2029
g
565,310
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 1,031,030
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,218,015
475,000 2.875%,  5/1/2030 485,343
CVS Health Corporation
2,545,000 4.875%,  7/20/2035 2,994,696
DaVita, Inc.
680,000 4.625%,  6/1/2030
g
692,825
DENTSPLY SIRONA, Inc.
375,000 3.250%,  6/1/2030 392,084
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
g
306,240
Encompass Health Corporation
770,000 4.500%,  2/1/2028 788,572
Endo Finance, LLC
275,000 9.500%,  7/31/2027
g
298,719
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
g
469,219
Principal
Amount Long-Term Fixed Income (36.7%) Value
Consumer Non-Cyclical (1.4%) - continued
General Mills, Inc.
$ 550,000 2.875%,  4/15/2030 $ 567,797
H. J. Heinz Company
140,000 5.200%,  7/15/2045 161,918
HCA, Inc.
1,750,000 5.375%,  2/1/2025 1,952,151
1,200,000 5.500%,  6/15/2047 1,492,553
HLF Financing SARL, LLC
420,000 7.250%,  8/15/2026
g
439,950
Illumina, Inc.
490,000 9.000%,  7/1/2028
g
551,397
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
g
1,275,980
JBS Investments II GmbH
130,000 5.750%,  1/15/2028
g
137,150
JBS USA, LLC
630,000 5.500%,  1/15/2030
g
697,249
Keurig Dr Pepper, Inc.
710,000 3.350%,  3/15/2051 707,143
Keurig Dr. Pepper, Inc.
875,000 3.200%,  5/1/2030 925,861
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 700,243
710,000 3.900%,  5/4/2047 815,510
Kraft Foods Group, Inc.
670,000 5.000%,  6/4/2042 754,019
Kraft Heinz Foods Company
1,090,000 4.625%,  1/30/2029 1,223,343
740,000 3.750%,  4/1/2030 785,397
Mattel, Inc.
475,000 3.375%,  4/1/2026
g
490,409
Medtronic, Inc.
80,000 4.625%,  3/15/2045 100,886
Molina Healthcare, Inc.
490,000 4.375%,  6/15/2028
g
504,190
Mondelez International, Inc.
350,000 2.750%,  4/13/2030 357,328
MPH Acquisition Holdings, LLC
320,000 5.750%,  11/1/2028
g,j
312,000
Mylan, Inc.
1,250,000 4.550%,  4/15/2028 1,411,619
Ortho-Clinical Diagnostics, Inc.
310,000 7.250%,  2/1/2028
g
339,655
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
g
700,029
Pilgrim's Pride Corporation
290,000 5.875%,  9/30/2027
g
310,793
Quest Diagnostics, Inc.
1,200,000 2.800%,  6/30/2031 1,219,710
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 1,129,123
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
g
901,469
Royalty Pharma plc
1,025,000 3.550%,  9/2/2050
g
976,774
Scotts Miracle-Gro Company
720,000 4.500%,  10/15/2029 742,284
SEG Holding, LLC
560,000 5.625%,  10/15/2028
g
586,600
Simmons Foods, Inc.
290,000 4.625%,  3/1/2029
g
292,543
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
g
826,158

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Consumer Non-Cyclical (1.4%) - continued
Spectrum Brands, Inc.
$ 250,000 5.000%,  10/1/2029
g
$ 263,750
210,000 5.500%,  7/15/2030
g
224,700
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
g
437,625
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,674,037
Teleflex, Inc.
630,000 4.250%,  6/1/2028
g
652,837
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 357,241
970,000 5.125%,  11/1/2027
g
1,014,329
205,000 6.125%,  10/1/2028
g
213,969
Teva Pharmaceutical Finance
Netherlands III BV
690,000 2.800%,  7/21/2023 686,930
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 799,522
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 611,431
United Natural Foods, Inc.
420,000 6.750%,  10/15/2028
g
448,875
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,502,774
970,000 4.625%,  7/15/2035 1,184,271
VRX Escrow Corporation
1,585,000 6.125%,  4/15/2025
g
1,624,942
Zoetis, Inc.
670,000 4.700%,  2/1/2043 808,430
Total 75,724,905
Energy (1.0%)
Antero Midstream Partners, LP
220,000 5.750%,  3/1/2027
g
220,048
Antero Resources Corporation
405,000 5.000%,  3/1/2025
j
405,312
Apache Corporation
460,000 4.375%,  10/15/2028 458,620
350,000 5.100%,  9/1/2040 342,125
Archrock Partners, LP
480,000 6.250%,  4/1/2028
g
487,584
BP Capital Markets America, Inc.
1,450,000 2.939%,  6/4/2051 1,293,233
500,000 3.543%,  4/6/2027 547,263
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
g
204,058
480,000 3.950%,  12/1/2026 474,461
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 343,805
430,000 2.950%,  7/15/2030 428,888
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 202,287
Centennial Resource Production,
LLC
420,000 6.875%,  4/1/2027
g,j
373,800
Cheniere Energy Partners, LP
1,025,000 5.625%,  10/1/2026 1,071,842
Chevron USA, Inc.
1,250,000 5.050%,  11/15/2044 1,585,603
Cimarex Energy Company
960,000 4.375%,  6/1/2024 1,044,067
CNX Resources Corporation
265,000 6.000%,  1/15/2029
g
275,383
Principal
Amount Long-Term Fixed Income (36.7%) Value
Energy (1.0%) - continued
Comstock Resources, Inc.
$ 320,000 9.750%,  8/15/2026 $ 347,200
ConocoPhillips
1,400,000 6.500%,  2/1/2039 1,998,201
Continental Resources, Inc.
61,000 4.500%,  4/15/2023 63,178
220,000 4.375%,  1/15/2028
j
231,330
290,000 5.750%,  1/15/2031
g
327,659
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 1,011,902
El Paso Pipeline Partners
Operating Company, LLC
140,000 4.300%,  5/1/2024 153,798
Enagas SA
640,000 5.500%,  1/15/2028
g
625,056
Encana Corporation
220,000 6.625%,  8/15/2037 264,564
Endeavor Energy Resources, LP
310,000 5.750%,  1/30/2028
g
327,459
Energean Israel Finance, Ltd.
415,000 4.500%,  3/30/2024
g
417,108
Energy Transfer Operating, LP
1,340,000 6.000%,  6/15/2048 1,541,439
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 806,611
600,000 5.150%,  2/1/2043 612,903
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 425,053
265,000 5.600%,  4/1/2044 219,950
EOG Resources, Inc.
875,000 4.375%,  4/15/2030 1,004,514
EQM Midstream Partners, LP
500,000 6.500%,  7/1/2027
g
543,625
210,000 6.500%,  7/15/2048 209,475
EQT Corporation
645,000 3.900%,  10/1/2027 657,900
Equinor ASA
625,000 3.000%,  4/6/2027 669,319
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 1,211,822
Genesis Energy, LP
220,000 6.500%,  10/1/2025 215,655
Harvest Midstream, LP
530,000 7.500%,  9/1/2028
g
569,591
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
g
360,500
Hilcorp Energy I, LP
430,000 5.750%,  2/1/2029
g
433,762
Kinder Morgan Energy Partners,
LP
1,400,000 6.500%,  9/1/2039 1,812,536
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 859,688
Marathon Oil Corporation
900,000 4.400%,  7/15/2027 990,737
Marathon Petroleum Corporation
680,000 4.750%,  12/15/2023 746,859
636,000 6.500%,  3/1/2041 845,528
MPLX, LP
600,000 4.875%,  12/1/2024 673,444
830,000 4.875%,  6/1/2025 934,867
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 235,200

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Energy (1.0%) - continued
Nabors Industries, Ltd.
$ 345,000 7.250%,  1/15/2026
g
$ 286,350
National Fuel Gas Company
975,000 5.500%,  1/15/2026 1,114,271
Newfield Exploration Company
570,000 5.625%,  7/1/2024 626,616
560,000 5.375%,  1/1/2026 617,134
NGL Energy Operating, LLC
290,000 7.500%,  2/1/2026
g
297,975
NGL Energy Partners, LP
290,000 7.500%,  11/1/2023 279,850
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 535,260
Occidental Petroleum Corporation
860,000 2.900%,  8/15/2024 850,574
630,000 3.400%,  4/15/2026 611,730
130,000 8.500%,  7/15/2027 154,050
525,000 3.500%,  8/15/2029 492,608
280,000 6.450%,  9/15/2036 309,053
710,000 4.400%,  4/15/2046 608,072
ONEOK, Inc.
860,000 2.200%,  9/15/2025 875,630
Ovintiv, Inc.
140,000 7.375%,  11/1/2031 178,079
PBF Holding Company, LLC
415,000 9.250%,  5/15/2025
g
423,694
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 562,800
Plains All American Pipeline, LP
1,000,000 4.500%,  12/15/2026 1,097,248
710,000 3.550%,  12/15/2029 707,912
Range Resources Corporation
210,000 9.250%,  2/1/2026 228,169
220,000 8.250%,  1/15/2029
g
235,400
Sabine Pass Liquefaction, LLC
1,140,000 5.750%,  5/15/2024 1,286,316
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
g
973,504
Southwestern Energy Company
470,000 7.500%,  4/1/2026
j
497,269
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 848,054
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 752,809
Sunoco, LP
385,000 5.875%,  3/15/2028 402,953
Targa Resources Partners, LP
210,000 5.375%,  2/1/2027 217,784
150,000 5.000%,  1/15/2028 156,188
Teine Energy, Ltd.
410,000 6.875%,  4/15/2029
d,g
414,961
Transocean Guardian, Ltd.
293,625 5.875%,  1/15/2024
g
256,922
Transocean Proteus, Ltd.
165,000 6.250%,  12/1/2024
g
156,750
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 215,381
Vine Energy Holdings, LLC
275,000 6.750%,  4/15/2029
d,g
275,000
Principal
Amount Long-Term Fixed Income (36.7%) Value
Energy (1.0%) - continued
W&T Offshore, Inc.
$ 465,000 9.750%,  11/1/2023
g
$ 411,386
Weatherford International, Ltd.
430,000 8.750%,  9/1/2024
g
449,823
350,000 11.000%,  12/1/2024
g
336,000
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,148,028
Western Midstream Operating, LP
210,000 4.350%,  2/1/2025 217,350
440,000 3.950%,  6/1/2025 451,884
230,000 5.500%,  8/15/2048 226,348
Williams Companies, Inc.
900,000 7.500%,  1/15/2031 1,191,936
Williams Partners, LP
710,000 4.500%,  11/15/2023 773,182
WPX Energy, Inc.
959,000 4.500%,  1/15/2030 1,032,642
Total 55,891,757
Financials (2.2%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 871,999
AerCap Ireland Capital DAC
980,000 3.500%,  1/15/2025 1,027,664
950,000 3.875%,  1/23/2028 995,440
Aircastle, Ltd.
565,000 5.000%,  4/1/2023 602,208
1,000,000 2.850%,  1/26/2028
g
956,722
Ally Financial, Inc.
530,000 5.750%,  11/20/2025 602,121
American International Group, Inc.
705,000 3.750%,  7/10/2025 769,793
810,000 3.900%,  4/1/2026 894,467
Ares Capital Corporation
975,000 3.875%,  1/15/2026 1,027,544
450,000 2.150%,  7/15/2026 438,221
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,g
516,755
750,000 2.570%,  11/25/2035
b,g
704,955
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
g
1,151,451
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
g
756,089
250,000 4.250%,  4/15/2026
g
261,854
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
g
757,890
Banco Santander SA
1,200,000
1.344%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,216,876
Bank of America Corporation
1,000,000 4.200%,  8/26/2024 1,102,955
830,000 4.000%,  1/22/2025 908,941
1,450,000 3.458%,  3/15/2025
b
1,556,966
1,210,000 3.824%,  1/20/2028
b
1,329,320
1,200,000 2.496%,  2/13/2031
b
1,188,952
700,000 2.592%,  4/29/2031
b
698,539
1,250,000 1.922%,  10/24/2031
b
1,176,332
1,200,000 4.244%,  4/24/2038
b
1,365,087
Barclays Bank plc
264,000 10.179%,  6/12/2021
g
268,533
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,362,561

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Financials (2.2%) - continued
$ 1,250,000 3.564%,  9/23/2035
b
$ 1,251,800
BPCE SA
860,000 3.500%,  10/23/2027
g
930,262
Burford Capital Global Finance,
LLC
245,000 6.250%,  4/15/2028
d,g
251,125
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,586,340
CANPACK SA
540,000 3.125%,  11/1/2025
g
548,100
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,106,830
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
g
392,662
Chobani, LLC
580,000 4.625%,  11/15/2028
g
591,600
CIT Group, Inc.
230,000 5.250%,  3/7/2025 259,037
Citigroup, Inc.
1,240,000 4.400%,  6/10/2025 1,377,916
620,000 3.200%,  10/21/2026 666,239
1,404,000 3.668%,  7/24/2028
b
1,535,446
415,000 4.125%,  7/25/2028 459,250
700,000 3.520%,  10/27/2028
b
757,183
828,000 4.650%,  7/23/2048 1,016,012
CNA Financial Corporation
450,000 3.900%,  5/1/2029 496,138
Commerzbank AG
1,400,000 8.125%,  9/19/2023
g
1,601,740
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
810,000 3.950%,  11/9/2022 852,858
1,330,000 4.625%,  12/1/2023 1,457,566
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
g
459,000
Credit Agricole SA
850,000 3.250%,  1/14/2030
g
873,810
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,g,k
840,720
1,375,000 2.193%,  6/5/2026
b,g
1,397,357
Danske Bank AS
900,000 3.244%,  12/20/2025
b,g
958,275
Deutsche Bank AG
850,000 3.547%,  9/18/2031
b
877,699
950,000 3.729%,  1/14/2032
b
921,151
Discover Bank
600,000 2.450%,  9/12/2024 628,044
1,410,000 4.682%,  8/9/2028
b
1,503,906
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
g
615,454
Duke Realty, LP
700,000 2.875%,  11/15/2029 718,360
ERP Operating, LP
267,000 3.375%,  6/1/2025 289,309
ESH Hospitality, Inc.
440,000 5.250%,  5/1/2025
g
448,800
220,000 4.625%,  10/1/2027
g
232,681
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,201,194
First Horizon National Corporation
1,375,000 4.000%,  5/26/2025 1,509,004
Principal
Amount Long-Term Fixed Income (36.7%) Value
Financials (2.2%) - continued
Fortress Transportation
$ 290,000 6.500%,  10/1/2025
g
$ 303,050
GE Capital Funding, LLC
2,675,000 4.400%,  5/15/2030
g
3,028,508
GE Capital International Funding
Company
1,615,000 4.418%,  11/15/2035 1,848,787
Global Net Lease, Inc.
415,000 3.750%,  12/15/2027
g
404,511
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,076,150
230,000 1.992%,  1/27/2032
b
218,280
460,000 4.750%,  10/21/2045 566,568
HCP, Inc.
520,000 3.400%,  2/1/2025 558,763
Healthpeak Properties, Inc.
675,000 2.875%,  1/15/2031 680,485
HSBC Holdings plc
1,075,000 6.875%,  6/1/2021
b,k
1,084,352
1,525,000 3.803%,  3/11/2025
b
1,646,771
1,040,000 3.900%,  5/25/2026 1,146,746
1,100,000 4.950%,  3/31/2030 1,284,339
Icahn Enterprises, LP
885,000 6.375%,  12/15/2025 913,762
iStar, Inc.
430,000 4.250%,  8/1/2025 432,967
J.P. Morgan Chase & Company
1,200,000 3.875%,  9/10/2024 1,315,564
565,000 3.125%,  1/23/2025 605,331
725,000 1.040%,  2/4/2027
b
707,118
1,350,000 4.203%,  7/23/2029
b
1,527,232
700,000 2.522%,  4/22/2031
b
698,526
975,000 1.953%,  2/4/2032
b
924,068
1,475,000 3.882%,  7/24/2038
b
1,636,806
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,148,587
Liberty Mutual Group, Inc.
294,000 4.950%,  5/1/2022
g
307,605
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,632,391
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
g
342,550
MGM Growth Properties Operating
Partnership, LP
300,000 4.625%,  6/15/2025
g
316,410
260,000 5.750%,  2/1/2027 286,633
Mitsubishi UFJ Financial Group,
Inc.
1,420,000 3.287%,  7/25/2027 1,548,218
1,350,000 2.048%,  7/17/2030 1,299,358
Mizuho Financial Group, Inc.
1,250,000 1.979%,  9/8/2031
b
1,178,928
Morgan Stanley
560,000
4.051%,  (LIBOR 3M +
3.810%), 4/15/2021
b,k
560,000
475,000 2.188%,  4/28/2026
b
490,785
1,350,000 4.350%,  9/8/2026 1,525,305
1,704,000 3.591%,  7/22/2028
b
1,857,676
1,250,000 3.622%,  4/1/2031
b
1,357,181
700,000 2.802%,  1/25/2052
b
644,326
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 405,032

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Financials (2.2%) - continued
Nasdaq, Inc.
$ 575,000 3.250%,  4/28/2050 $ 540,528
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,g
670,458
Natwest Group plc
750,000 3.032%,  11/28/2035
b
715,560
NFP Corporation
180,000 6.875%,  8/15/2028
g
186,750
Omega Healthcare Investors, Inc.
725,000 3.375%,  2/1/2031 719,104
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
g
731,066
PennyMac Financial Services, Inc.
360,000 4.250%,  2/15/2029
g
344,250
Playtika Holding Corporation
140,000 4.250%,  3/15/2029
g
137,928
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 952,756
Quicken Loans, LLC
340,000 3.625%,  3/1/2029
g
327,250
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,266,831
450,000 1.800%,  3/15/2033 413,232
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,289,797
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 1,057,052
Royal Bank of Scotland Group plc
875,000 6.000%,  12/29/2025
b,k
960,050
850,000 4.445%,  5/8/2030
b
946,713
Service Properties Trust
360,000 4.500%,  6/15/2023 365,710
170,000 4.750%,  10/1/2026 165,750
290,000 5.500%,  12/15/2027 306,743
Societe Generale SA
840,000 4.750%,  11/24/2025
g
932,772
Springleaf Finance Corporation
680,000 6.875%,  3/15/2025 773,449
410,000 6.625%,  1/15/2028 464,657
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 897,001
700,000 1.710%,  1/12/2031 650,431
Synchrony Financial
330,000 4.250%,  8/15/2024 358,976
825,000 3.950%,  12/1/2027 888,901
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
g
852,445
UDR, Inc.
675,000 2.100%,  8/1/2032 627,160
VEREIT Operating Partnership, LP
1,000,000 2.850%,  12/15/2032 968,452
VICI Properties, LP
250,000 4.250%,  12/1/2026
g
255,771
140,000 3.750%,  2/15/2027
g
140,000
250,000 4.625%,  12/1/2029
g
259,340
Voya Financial, Inc.
979,000 3.125%,  7/15/2024 1,046,217
Wells Fargo & Company
900,000 4.125%,  8/15/2023 973,643
1,040,000 3.000%,  2/19/2025 1,106,588
600,000 3.000%,  4/22/2026 641,168
Principal
Amount Long-Term Fixed Income (36.7%) Value
Financials (2.2%) - continued
$ 1,140,000 3.000%,  10/23/2026 $ 1,216,734
1,200,000 2.393%,  6/2/2028
b
1,229,873
930,000 4.900%,  11/17/2045 1,116,191
Westpac Banking Corporation
1,750,000 2.668%,  11/15/2035
b
1,660,575
Total 121,790,644
Mortgage-Backed Securities (11.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
27,417,605 3.000%,  3/25/2050 28,615,103
18,759,583 3.000%,  4/1/2050 19,591,325
14,408,251 3.500%,  7/1/2047 15,295,788
Federal National Mortgage
Association
6,336,174 4.500%,  5/1/2048 6,915,972
10,896,838 3.500%,  10/1/2048 11,509,559
9,173,142 3.500%,  6/1/2049 9,709,446
12,541,098 3.500%,  8/1/2049 13,271,866
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
36,050,000 1.500%,  4/1/2036
d
36,212,755
61,150,000 2.000%,  4/1/2036
d
62,756,564
23,000,000 2.500%,  4/1/2036
d
23,929,883
9,000,000 1.500%,  5/1/2036
d
9,026,477
57,950,000 2.000%,  5/1/2036
d
59,399,458
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
36,700,000 2.000%,  4/1/2051
d,l
36,631,188
102,225,000 2.500%,  4/1/2051
d
104,900,420
95,305,000 2.000%,  5/1/2051
d,l
94,951,330
65,950,000 2.500%,  5/1/2051
d
67,534,346
19,049,812 4.000%,  7/1/2048 20,446,565
Total 620,698,045
Technology (0.7%)
Apple, Inc.
2,250,000 3.000%,  11/13/2027 2,439,284
1,975,000 3.750%,  9/12/2047 2,184,508
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 609,354
Baidu, Inc.
940,000 3.425%,  4/7/2030 984,759
Banff Merger Sub, Inc.
205,000 9.750%,  9/1/2026
g
218,325
Broadcom Corporation
403,000 3.875%,  1/15/2027 437,620
1,100,000 3.500%,  1/15/2028 1,167,888
Broadcom, Inc.
448,000 3.469%,  4/15/2034
g
449,532
460,000 5.000%,  4/15/2030 524,269
CDW, LLC
280,000 4.250%,  4/1/2028 289,800
CommScope Technologies
Finance, LLC
535,000 6.000%,  6/15/2025
g
545,727
CommScope, Inc.
310,000 7.125%,  7/1/2028
g
329,245
Diamond 1 Finance Corporation
2,320,000 6.020%,  6/15/2026
g
2,746,525

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
Technology (0.7%) - continued
Diamond Sports Group, LLC
$ 790,000 6.625%,  8/15/2027
g
$ 410,800
Fiserv, Inc.
1,650,000 2.250%,  6/1/2027 1,686,646
960,000 2.650%,  6/1/2030 966,839
Gartner, Inc.
60,000 4.500%,  7/1/2028
g
61,875
480,000 3.750%,  10/1/2030
g
476,030
Hewlett Packard Enterprise
Company
650,000 4.650%,  10/1/2024 725,597
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
g
255,625
540,000 4.875%,  9/15/2029
g
546,723
300,000 5.250%,  7/15/2030
g
309,540
KLA Corporation
1,440,000 3.300%,  3/1/2050 1,383,106
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,143,889
Micron Technology, Inc.
450,000 2.497%,  4/24/2023 467,050
Microsoft Corporation
526,000 2.675%,  6/1/2060 482,845
1,575,000 4.200%,  11/3/2035 1,881,957
1,700,000 3.700%,  8/8/2046 1,905,636
NCR Corporation
820,000 6.125%,  9/1/2029
g
868,175
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,183,245
NXP Funding, LLC
1,250,000 4.875%,  3/1/2024
g
1,389,320
Open Text Corporation
545,000 4.125%,  2/15/2030
g
552,461
Oracle Corporation
1,300,000 2.800%,  4/1/2027 1,369,085
1,400,000 3.850%,  7/15/2036 1,488,939
1,200,000 3.600%,  4/1/2040 1,205,183
PTC, Inc.
220,000 3.625%,  2/15/2025
g
225,775
210,000 4.000%,  2/15/2028
g
213,150
Qorvo, Inc.
350,000 3.375%,  4/1/2031
g
342,961
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
g,j
437,235
Seagate HDD Cayman
540,000 3.375%,  7/15/2031
g
519,183
Sensata Technologies, Inc.
750,000 3.750%,  2/15/2031
g
739,455
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
g
155,625
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
g
937,244
Switch, Ltd.
440,000 3.750%,  9/15/2028
g
433,277
Teledyne Technologies, Inc.
714,000 2.250%,  4/1/2028 710,558
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,641,786
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 305,982
568,000 3.125%,  8/15/2027 609,316
Principal
Amount Long-Term Fixed Income (36.7%) Value
Technology (0.7%) - continued
VMware, Inc.
$ 550,000 4.650%,  5/15/2027 $ 623,433
Total 41,582,382
Transportation (0.2%)
Air Canada Pass Through Trust
181,573 3.875%,  3/15/2023
g
181,292
American Airlines, Inc.
390,000 11.750%,  7/15/2025
g
482,426
620,000 5.500%,  4/20/2026
g
645,228
100,000 5.750%,  4/20/2029
g
106,365
Avis Budget Car Rental, LLC
360,000 5.375%,  3/1/2029
g
372,393
Boeing Company
600,000 5.805%,  5/1/2050 755,370
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,137,754
900,000 4.450%,  3/15/2043 1,062,383
CSX Corporation
720,000 3.800%,  4/15/2050 764,000
Delta Air Lines, Inc.
415,000 7.000%,  5/1/2025
g
478,062
975,000 4.750%,  10/20/2028
g
1,060,211
Hawaiian Brand Intellectual
Property, Ltd.
470,000 5.750%,  1/20/2026
g
499,422
Mileage Plus Holdings, LLC
440,000 6.500%,  6/20/2027
g
482,350
Southwest Airlines Company
510,000 4.750%,  5/4/2023 550,645
875,000 5.125%,  6/15/2027 1,005,961
United Parcel Service, Inc.
960,000 4.450%,  4/1/2030 1,122,049
XPO Logistics, Inc.
728,000 6.750%,  8/15/2024
g
763,490
Total 11,469,401
U.S. Government & Agencies (12.5%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 17,232,256
16,975,000 2.250%,  11/15/2027 17,968,966
31,750,000 2.875%,  5/15/2028 34,901,435
14,120,000 5.250%,  11/15/2028 17,977,628
38,050,000 1.625%,  8/15/2029 38,185,256
13,170,000 1.500%,  2/15/2030 13,007,947
6,250,000 0.875%,  11/15/2030 5,780,273
350,000 1.125%,  2/15/2031 330,695
1,075,000 4.375%,  5/15/2040 1,441,130
41,740,000 1.375%,  11/15/2040 35,505,088
600,000 3.000%,  5/15/2042 670,055
27,658,000 2.500%,  5/15/2046 28,185,231
35,275,000 2.875%,  5/15/2049 38,736,359
U.S. Treasury Notes
2,000,000 2.500%,  1/15/2022 2,038,438
3,990,000 1.125%,  2/28/2022 4,028,341
91,985,000 0.125%,  6/30/2022 92,006,559
22,230,000 1.875%,  7/31/2022 22,750,147
60,930,000 0.125%,  10/31/2022 60,922,860
53,005,000 2.000%,  11/30/2022 54,638,631
6,540,000 2.500%,  3/31/2023 6,844,774
23,100,000 0.125%,  10/15/2023 23,024,203
65,780,000 2.500%,  1/31/2024 69,824,443
12,780,000 2.125%,  7/31/2024 13,489,390

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.7%) Value
U.S. Government & Agencies (12.5%) -
continued
$ 15,100,000 2.250%,  11/15/2024 $ 16,024,285
8,000,000 2.125%,  11/30/2024 8,456,562
3,700,000 1.375%,  1/31/2025 3,806,953
6,000,000 0.250%,  8/31/2025 5,860,313
33,790,000 2.625%,  1/31/2026 36,580,315
22,580,000 2.500%,  2/28/2026 24,313,191
2,350,000 0.500%,  4/30/2027 2,250,676
4,300,000 0.750%,  1/31/2028 4,122,625
Total 700,905,025
Utilities (0.7%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 866,698
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,182,706
Appalachian Power Company
560,000 3.300%,  6/1/2027 602,612
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 1,043,280
Calpine Corporation
710,000 4.500%,  2/15/2028
g
715,964
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 524,256
750,000 4.250%,  11/1/2028 841,162
CMS Energy Corporation
440,000 2.950%,  2/15/2027 464,940
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,090,019
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 1,000,664
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 443,592
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,226,430
DTE Electric Company
760,000 3.700%,  3/15/2045 803,707
640,000 3.700%,  6/1/2046 679,415
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 1,019,779
Duke Energy Corporation
520,000 3.750%,  9/1/2046 522,952
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 837,836
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,134,221
Edison International
950,000 5.750%,  6/15/2027 1,108,224
Exelon Corporation
575,000 4.700%,  4/15/2050 688,739
792,000 4.450%,  4/15/2046 907,900
FirstEnergy Corporation
350,000 2.850%,  7/15/2022 355,250
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 303,197
560,000 5.300%,  7/1/2043 685,732
Mississippi Power Company
800,000 3.950%,  3/30/2028 881,824
Monongahela Power Company
780,000 5.400%,  12/15/2043
g
960,563
Principal
Amount Long-Term Fixed Income (36.7%) Value
Utilities (0.7%) - continued
National Rural Utilities Cooperative
Finance Corporation
$ 500,000 3.900%,  11/1/2028 $ 558,233
1,000,000 3.700%,  3/15/2029 1,094,874
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
g
629,250
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 867,266
NiSource, Inc.
875,000 3.600%,  5/1/2030 948,377
NRG Energy, Inc.
655,000 3.375%,  2/15/2029
g
639,444
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 835,475
476,000 3.250%,  6/1/2031 473,895
800,000 3.950%,  12/1/2047 736,282
PG&E Corporation
290,000 5.000%,  7/1/2028 306,378
220,000 5.250%,  7/1/2030 233,200
PPL Capital Funding, Inc.
825,000 5.000%,  3/15/2044 983,306
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 925,648
Public Service Electric & Gas
Company
410,000 3.000%,  5/15/2027 440,076
San Diego Gas and Electric
Company
1,450,000 4.150%,  5/15/2048 1,634,540
South Carolina Electric & Gas
Company
760,000 5.100%,  6/1/2065 1,007,513
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,169,179
Southern Company
665,000 3.250%,  7/1/2026 711,800
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 663,561
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 479,180
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 582,400
Talen Energy Supply, LLC
435,000 7.625%,  6/1/2028
g
440,437
TerraForm Power Operating, LLC
510,000 5.000%,  1/31/2028
g
550,315
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 921,268
Vistra Operations Company, LLC
560,000 5.000%,  7/31/2027
g
576,811
Total 39,300,370
Total Long-Term Fixed Income
(cost $2,021,382,513) 2,059,031,669
Shares
Registered Investment
Companies ( 35.6% ) Value
Unaffiliated  (0.9%)
1,270,850 Invesco Senior Loan ETF 28,123,910

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (35.6%) Value
Unaffiliated  (0.9%)- continued
7,337 ProShares Ultra S&P 500
j
$ 750,648
514 ProShares UltraPro QQQ 46,908
15,267 SPDR Bloomberg Barclays High
Yield Bond ETF
j
1,661,050
118,734 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 3,245,000
42,246 SPDR S&P 500 ETF Trust 16,743,357
6,198 SPDR S&P Oil & Gas Exploration
ETF
j
504,145
Total 51,075,018
Affiliated  (34.7%)
19,439,076 Thrivent Core Emerging Markets
Debt Fund 187,975,863
3,610,831 Thrivent Core Emerging Markets
Equity Fund 44,304,901
5,618,928 Thrivent Core International Equity
Fund 57,088,313
7,975,263 Thrivent Core Low Volatility Equity
Fund 103,678,423
3,478,328 Thrivent Global Stock Portfolio 51,842,399
31,030,232 Thrivent High Yield Portfolio 143,642,046
41,325,791 Thrivent Income Portfolio 451,620,640
17,978,733 Thrivent International Allocation
Portfolio 189,878,796
1,580,547 Thrivent International Index
Portfolio 20,669,758
10,802,677 Thrivent Large Cap Value Portfolio 235,427,060
25,478,189 Thrivent Limited Maturity Bond
Portfolio 256,285,102
5,379,170 Thrivent Mid Cap Stock Portfolio 133,706,805
3,003,419 Thrivent Small Cap Stock Portfolio 71,773,316
Total 1,947,893,422
Total Registered Investment
Companies (cost $1,686,313,192) 1,998,968,440
Shares Common Stock ( 19.4% ) Value
Communications Services (1.6%)
41,108 Activision Blizzard, Inc. 3,823,044
11,878 Alphabet, Inc., Class A
m
24,498,613
2,518 Alphabet, Inc., Class C
m
5,208,810
14,402 AMC Networks, Inc.
m
765,610
5,814 ANGI Homeservices, Inc.
m
75,582
45,291 AT&T, Inc. 1,370,959
911 Cardlytics, Inc.
m
99,937
3,763 Cars.com Inc.
m
48,768
2,180 Charter Communications, Inc.
m
1,345,104
97,284 Comcast Corporation 5,264,037
2,115 Consolidated Communications
Holdings, Inc.
m
15,228
20,845 Discovery, Inc., Class A
j,m
905,924
8,292 DISH Network Corporation
m
300,170
3,404 EchoStar Corporation
m
81,696
12,022 Entercom Communications
Corporation
m
63,115
51,910 Facebook, Inc.
m
15,289,052
11,294 Gannett Company, Inc.
m
60,762
6,200 Gray Television, Inc. 114,080
1,866 Hemisphere Media Group, Inc.
m
21,739
11,361 Interpublic Group of Companies,
Inc. 331,741
51,625 Live Nation Entertainment, Inc.
m
4,370,056
28,034 Lumen Technologies, Inc. 374,254
Shares Common Stock (19.4%) Value
Communications Services (1.6%) - continued
22,063 Match Group, Inc.
m
$ 3,031,015
2,732 Omnicom Group, Inc. 202,578
24,179 QuinStreet, Inc.
m
490,834
8,412 RingCentral, Inc.
m
2,505,767
108 Roku, Inc.
m
35,183
1,374 Scholastic Corporation 41,371
5,984 Take-Two Interactive Software,
Inc.
m
1,057,373
11,311 Telephone & Data Systems, Inc. 259,701
91,210 Twitter, Inc.
m
5,803,692
122,463 Uber Technologies, Inc.
m
6,675,458
1,839 United States Cellular Corporation
m
67,087
87,999 Verizon Communications, Inc. 5,117,142
12,843 Walt Disney Company
m
2,369,790
4,552 WideOpenWest, Inc.
m
61,862
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
83,106
3,126 Zillow Group, Inc.
m
410,694
Total 92,640,934
Consumer Discretionary (2.8%)
1,864 Aaron's Company, Inc. 47,868
6,284 Adient plc
m
277,753
12,538 Amazon.com, Inc.
m
38,793,575
13,654 American Axle & Manufacturing
Holdings, Inc.
m
131,898
7,908 American Eagle Outfitters, Inc.
j
231,230
61,174 Aptiv plc
m
8,435,895
17,639 At Home Group, Inc.
m
506,239
3,352 AutoNation, Inc.
m
312,473
1,632 AutoZone, Inc.
m
2,291,818
4,566 Bally's Corporation
m
296,699
3,329 Beazer Homes USA, Inc.
m
69,643
2,920 Bed Bath & Beyond, Inc.
m
85,118
3,506 Big 5 Sporting Goods Corporation 55,044
4,933 Big Lots, Inc. 336,924
3,911 BJ's Restaurants, Inc.
m
227,151
2,165 Booking Holdings, Inc.
m
5,044,104
5,099 Bright Horizons Family Solutions,
Inc.
m
874,224
1,758 Brinker International, Inc.
m
124,923
1,578 Brunswick Corporation 150,494
6,717 Burlington Stores, Inc.
m
2,007,040
22,566 Caesars Entertainment, Inc.
m
1,973,397
955 Camping World Holdings, Inc. 34,743
7,033 Carnival Corporation
m
186,656
8,555 Carvana Company
m
2,244,832
110 Cavco Industries, Inc.
m
24,817
8,099 Cedar Fair, LP
m
402,358
994 Century Casinos, Inc.
m
10,208
14,792 Chegg, Inc.
m
1,267,083
23,344 Chewy, Inc.
j,m
1,977,470
43,351 Chico's FAS, Inc.
m
143,492
3,907 Children's Place, Inc.
m
272,318
4,714 Chipotle Mexican Grill, Inc.
m
6,697,745
4,196 Choice Hotels International, Inc. 450,189
684 Churchill Downs, Inc. 155,555
29,718 Cooper-Standard Holdings, Inc.
m
1,079,358
2,345 Cracker Barrel Old Country Store,
Inc. 405,404
4,432 Crocs, Inc.
m
356,554
8,021 Culp, Inc. 123,443
19,516 D.R. Horton, Inc. 1,739,266
9,910 Dana, Inc. 241,110
3,238 Darden Restaurants, Inc. 459,796

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Consumer Discretionary (2.8%) - continued
1,189 Deckers Outdoor Corporation
m
$ 392,869
6,625 Designer Brands, Inc.
m
115,275
11,370 Dick's Sporting Goods, Inc. 865,825
4,066 Dillard's, Inc. 392,654
4,623 Domino's Pizza, Inc. 1,700,293
2,086 Dorman Products, Inc.
m
214,107
40,902 Duluth Holdings, Inc.
j,m
692,880
14,589 Emerald Holding, Inc.
m
80,531
1,709 Ethan Allen Interiors, Inc. 47,185
2,414 Etsy, Inc.
m
486,831
2,237 Expedia Group, Inc.
m
385,032
17,194 Farfetch, Ltd.
j,m
911,626
8,280 Five Below, Inc.
m
1,579,741
4,472 Foot Locker, Inc. 251,550
525 Fox Factory Holding Corporation
m
66,706
21,590 Gap, Inc.
m
642,950
2,476 Garmin, Ltd. 326,461
26,892 Gentex Corporation 959,238
4,423 Genuine Parts Company 511,255
5,557 G-III Apparel Group, Ltd.
m
167,488
8,172 Goodyear Tire & Rubber
Company
m
143,582
196 Graham Holdings Company 110,238
2,767 Grand Canyon Education, Inc.
m
296,346
2,660 Group 1 Automotive, Inc. 419,721
10,540 Guess ?, Inc. 247,690
21,833 Hanesbrands, Inc. 429,455
13,030 Harley-Davidson, Inc. 522,503
1,634 Helen of Troy, Ltd.
m
344,218
11,996 Home Depot, Inc. 3,661,779
9,825 IAA, Inc.
m
541,750
3,485 KB Home 162,157
7,640 Knoll, Inc. 126,136
38,808 Kohl's Corporation 2,313,345
10,524 L Brands, Inc.
m
651,015
8,262 Lear Corporation 1,497,488
11,181 Leggett & Platt, Inc. 510,413
5,173 Lithia Motors, Inc. 2,017,936
27,118 Lowe's Companies, Inc. 5,157,301
1,776 Lululemon Athletica, Inc.
m
544,717
2,490 M.D.C. Holdings, Inc. 147,906
2,188 M/I Homes, Inc.
m
129,245
81,727 Macy's, Inc.
m
1,323,160
9,037 Magnite, Inc.
m
376,030
794 Marriott Vacations Worldwide
Corporation
m
138,299
37,378 Mattel, Inc.
m
744,570
7,867 McDonald's Corporation 1,763,309
642 Mercadolibre, Inc.
m
945,114
2,586 Meritage Homes Corporation
m
237,705
7,482 Miller Industries, Inc. 345,594
6,096 Mohawk Industries, Inc.
m
1,172,322
2,993 Nautilus, Inc.
m
46,811
13,817 NIKE, Inc. 1,836,141
1,244 Noodles & Company
m
12,875
35,267 Nordstrom, Inc.
m
1,335,561
19,118 Norwegian Cruise Line Holdings,
Ltd.
j,m
527,466
841 NVR, Inc.
m
3,961,892
4,748 Ollie's Bargain Outlet Holdings,
Inc.
m
413,076
9,400 Overstock.com, Inc.
m
622,844
25,061 Park Hotels & Resorts, Inc.
m
540,816
8,554 Penn National Gaming, Inc.
m
896,801
23,928 Planet Fitness, Inc.
m
1,849,634
Shares Common Stock (19.4%) Value
Consumer Discretionary (2.8%) - continued
6,616 Playa Hotels and Resorts NV
m
$ 48,297
1,508 Pool Corporation 520,622
9,125 PulteGroup, Inc. 478,515
2,026 Purple Innovation, Inc.
m
64,123
694 PVH Corporation
m
73,356
54,738 Qurate Retail, Inc. 643,719
342 Revolve Group, Inc.
m
15,366
562 RH
m
335,289
8,908 Ross Stores, Inc. 1,068,158
2,492 Royal Caribbean Cruises, Ltd.
m
213,340
9,744 Ruth's Hospitality Group, Inc.
m
241,944
11,183 Skyline Corporation
m
506,143
2,762 Sleep Number Corporation
m
396,319
26,137 Sony Corporation ADR 2,770,783
5,921 Standard Motor Products, Inc. 246,195
1,971 Stitch Fix, Inc.
m
97,643
10,477 Stoneridge, Inc.
m
333,273
1,484 Strategic Education, Inc. 136,394
38,959 Taylor Morrison Home
Corporation
m
1,200,327
16,362 Tenneco, Inc.
m
175,401
15,731 Tesla, Inc.
m
10,507,207
3,823 Texas Roadhouse, Inc.
m
366,779
1,864 Thor Industries, Inc. 251,155
14,675 Toll Brothers, Inc. 832,513
702 TopBuild Corporation
m
147,020
15,392 Tri Pointe Homes, Inc.
m
313,381
6,383 TripAdvisor, Inc.
m
343,342
17,413 Tupperware Brands Corporation
m
459,877
5,202 Ulta Beauty, Inc.
m
1,608,302
1,627 Vail Resorts, Inc.
m
474,531
791 Whirlpool Corporation 174,297
683 Williams-Sonoma, Inc. 122,394
3,974 Wingstop, Inc. 505,374
6,900 Workhorse Group, Inc.
j,m
95,013
16,953 Wyndham Hotels & Resorts, Inc. 1,182,980
1,212 YETI Holdings, Inc.
m
87,519
9,496 Zumiez, Inc.
m
407,378
Total 157,845,634
Consumer Staples (0.5%)
4,771 Altria Group, Inc. 244,084
31,391 BJ's Wholesale Club Holdings,
Inc.
m
1,408,200
286 Boston Beer Company, Inc.
m
344,996
328 Casey's General Stores, Inc. 70,910
13,983 Colgate-Palmolive Company 1,102,280
6,601 Costco Wholesale Corporation 2,326,721
33,010 Coty, Inc.
m
297,420
8,614 Darling Ingredients, Inc.
m
633,818
27,421 e.l.f. Beauty, Inc.
m
735,705
775 Edgewell Personal Care Company 30,690
3,207 Flowers Foods, Inc. 76,327
15,173 Hain Celestial Group, Inc.
m
661,543
1,948 Hershey Company 308,096
1,923 Ingredion, Inc. 172,916
2,454 John B. Sanfilippo & Son, Inc. 221,768
8,629 Kimberly-Clark Corporation 1,199,862
35,794 Lamb Weston Holdings, Inc. 2,773,319
632 Medifast, Inc. 133,870
18,319 Monster Beverage Corporation
m
1,668,678
12,130 NewAge, Inc.
j,m
34,692
1,403 PepsiCo, Inc. 198,454
3,353 Performance Food Group
Company
m
193,166

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Consumer Staples (0.5%) - continued
55,034 Philip Morris International, Inc. $ 4,883,717
31,400 Primo Water Corporation 510,564
10,942 Procter & Gamble Company 1,481,875
1,975 Seneca Foods Corporation
m
93,003
1,114 Spectrum Brands Holdings, Inc. 94,690
636 Tootsie Roll Industries, Inc.
j
21,071
22,959 Turning Point Brands, Inc. 1,197,771
838 United Natural Foods, Inc.
m
27,604
4,181 US Foods Holding Corporation
m
159,380
1,652 Utz Brands, Inc. 40,953
2,066 Vector Group, Ltd. 28,821
38,523 Wal-Mart Stores, Inc. 5,232,579
48 WD-40 Company 14,697
Total 28,624,240
Energy (0.5%)
19,376 Antero Midstream Corporation 174,965
66,925 Antero Resources Corporation
m
682,635
32,194 Archrock, Inc. 305,521
771 Bonanza Creek Energy, Inc.
m
27,548
65,701 BP plc ADR 1,599,819
52,101 Centennial Resource
Development, Inc.
m
218,824
5,049 Chevron Corporation 529,085
20,181 Cimarex Energy Company 1,198,550
1,594 Clean Energy Fuels Corporation
m
21,902
8,810 CNX Resources Corporation
m
129,507
33,012 ConocoPhillips 1,748,646
3,004 CONSOL Energy, Inc.
m
29,199
9,459 Continental Resources, Inc.
m
244,704
12,981 Core Laboratories NV 373,723
144,634 Devon Energy Corporation 3,160,253
10,555 Diamondback Energy, Inc. 775,687
6,104 Dorian LPG, Ltd.
m
80,145
31,154 EnLink Midstream, LLC 133,651
54,611 Enterprise Products Partners, LP 1,202,534
13,618 EOG Resources, Inc. 987,713
1,109 Evolution Petroleum Corporation 3,748
12,463 Exterran Corporation
m
41,876
19,695 Exxon Mobil Corporation 1,099,572
37,941 Gevo, Inc.
j,m
372,201
26,268 Gran Tierra Energy, Inc.
j,m
18,382
55,191 Halliburton Company 1,184,399
30,769 Helix Energy Solutions Group,
Inc.
m
155,383
26,521 Helmerich & Payne, Inc. 715,006
11,333 HollyFrontier Corporation 405,495
86,686 Kinder Morgan, Inc. 1,443,322
6,433 Liberty Oilfield Services, Inc.
m
72,629
39,938 Marathon Oil Corporation 426,538
32,180 Marathon Petroleum Corporation 1,721,308
104,062 McDermott International, Inc.
m
83,250
1,201 Nabors Industries, Ltd.
m
112,233
24,013 Nine Energy Service, Inc.
m
55,230
26,387 Occidental Petroleum Corporation 702,422
8,327 Oceaneering International, Inc.
m
95,094
29,900 Patterson-UTI Energy, Inc. 213,187
14,030 Pioneer Natural Resources
Company 2,228,245
6,330 Plains GP Holdings, LP
m
59,502
9,280 ProPetro Holding Corporation
m
98,925
1,756 Renewable Energy Group, Inc.
m
115,966
7,894 Ring Energy, Inc.
j,m
18,235
6,762 Talos Energy, Inc.
m
81,414
4,569 Targa Resources Corporation 145,066
Shares Common Stock (19.4%) Value
Energy (0.5%) - continued
63,493 Transocean, Ltd.
j,m
$ 225,400
501 TravelCenters of America, Inc.
m
13,592
3,796 Valero Energy Corporation 271,794
Total 25,804,025
Financials (2.8%)
194 1st Source Corporation 9,230
3,429 AG Mortgage Investment Trust,
Inc. 13,819
21,025 Air Lease Corporation 1,030,225
1,895 Alleghany Corporation
m
1,186,820
12,757 Ally Financial, Inc. 576,744
24,940 American Equity Investment Life
Holding Company 786,358
29,448 American Express Company 4,165,125
13,680 American Financial Group, Inc. 1,560,888
256 American National Group, Inc. 27,615
1,587 Ameriprise Financial, Inc. 368,898
5,581 Ameris Bancorp 293,058
65,253 Annaly Capital Management, Inc. 561,176
18,474 Apollo Commercial Real Estate
Finance, Inc. 258,082
28,096 Arch Capital Group, Ltd.
m
1,078,044
2,157 Argo Group International Holdings,
Ltd. 108,540
18,578 Arthur J. Gallagher & Company 2,317,977
6,211 Artisan Partners Asset
Management, Inc. 324,028
40,311 Associated Banc-Corp 860,237
27,536 Assured Guaranty, Ltd. 1,164,222
3,501 Bancorp, Inc.
m
72,541
161,412 Bank of America Corporation 6,245,030
2,663 Bank of Marin Bancorp 104,283
8,494 Bank of N.T. Butterfield & Son, Ltd. 324,641
7,962 BankFinancial Corporation 82,168
13,956 Banner Corporation 744,273
6,978 Berkshire Hathaway, Inc.
m
1,782,670
29,917 Berkshire Hills Bancorp, Inc. 667,747
2,863 BlackRock, Inc. 2,158,587
3,501 Blackstone Mortgage Trust, Inc. 108,531
111 BM Technologies, Inc.
e,m
1,228
652 BOK Financial Corporation 58,237
18,925 Bridgewater Bancshares, Inc.
m
305,639
10,974 Brighthouse Financial, Inc.
m
485,599
24,380 BrightSphere Investment Group 496,864
2,659 Broadmark Realty Capital, Inc. 27,813
14,410 Brookline Bancorp, Inc. 216,150
3,032 Brown & Brown, Inc. 138,593
3,905 Byline Bancorp, Inc. 82,591
31,033 Capital One Financial Corporation 3,948,329
14,923 Central Pacific Financial
Corporation 398,146
104,341 Charles Schwab Corporation 6,800,946
37,181 Chimera Investment Corporation 472,199
14,913 Chubb, Ltd. 2,355,807
11,198 Cincinnati Financial Corporation 1,154,402
56,673 Citigroup, Inc. 4,122,961
8,371 Citizens Financial Group, Inc. 369,580
7,135 CME Group, Inc. 1,457,181
8,642 CNO Financial Group, Inc. 209,914
13,090 Columbia Banking System, Inc. 564,048
25,186 Comerica, Inc. 1,806,844
1,236 Commerce Bancshares, Inc. 94,690
16,056 Community Trust Bancorp, Inc. 706,946
1,552 Cowen, Inc. 54,553

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Financials (2.8%) - continued
1,366 Cullen/Frost Bankers, Inc. $ 148,566
5,008 Customers Bancorp, Inc.
m
159,355
284 Diamond Hill Investment Group,
Inc. 44,307
1,698 Dime Community Bancshares, Inc. 51,178
19,088 Discover Financial Services 1,813,169
5,895 East West Bancorp, Inc. 435,051
8,061 Ellington Residential Mortgage
REIT 99,231
540 Employers Holdings, Inc. 23,252
1,164 Encore Capital Group, Inc.
m
46,828
4,747 Enova International, Inc.
m
168,424
291 Enstar Group, Ltd.
m
71,798
2,413 Enterprise Financial Services
Corporation 119,299
83,243 Equitable Holdings, Inc. 2,715,387
7,157 Essent Group, Ltd. 339,886
3,871 Evercore, Inc. 509,966
68,107 Everi Holdings, Inc.
m
960,990
43,081 F.N.B. Corporation 547,129
2,864 FactSet Research Systems, Inc. 883,802
796 Federal Agricultural Mortgage
Corporation 80,173
10,584 Financial Institutions, Inc. 320,589
1,228 First American Financial
Corporation 69,566
15,609 First Bancorp/Puerto Rico 175,757
21,861 First Busey Corporation 560,735
25,143 First Financial Bancorp 603,432
6,612 First Financial Corporation 297,606
7,721 First Horizon Corporation 130,562
1,016 First Mid-Illinois Bancshares, Inc. 44,633
19,812 First Midwest Bancorp, Inc. 434,081
1,173 First of Long Island Corporation 24,926
16,083 First Republic Bank 2,681,840
35,151 Flagstar Bancorp, Inc. 1,585,310
1,753 Flushing Financial Corporation 37,216
69,084 Fulton Financial Corporation 1,176,500
4,833 Glacier Bancorp, Inc. 275,868
3,517 Goldman Sachs Group, Inc. 1,150,059
21,699 Granite Point Mortgage Trust, Inc. 259,737
16,487 Great Southern Bancorp, Inc. 934,318
12,786 Great Western Bancorp, Inc. 387,288
3,835 Hamilton Lane, Inc. 339,628
46,438 Hancock Whitney Corporation 1,950,860
8,504 Hanmi Financial Corporation 167,784
9,815 Hanover Insurance Group, Inc. 1,270,650
15,734 Heartland Financial USA, Inc. 790,791
17,937 Heritage Commerce Corporation 219,190
1,651 Hilltop Holdings, Inc. 56,349
457 HomeStreet, Inc. 20,140
13,085 Hometrust Bancshares, Inc. 318,620
91,658 Hope Bancorp, Inc. 1,380,369
14,239 Horizon Bancorp, Inc. 264,561
15,448 Independent Bank Corporation 365,191
24,529 Invesco Mortgage Capital. Inc. 98,361
31,551 Invesco, Ltd. 795,716
50,726 J.P. Morgan Chase & Company 7,722,019
7,263 James River Group Holdings, Ltd. 331,338
14,200 Jefferies Financial Group, Inc. 427,420
24,756 KeyCorp 494,625
11,135 Kinsale Capital Group, Inc. 1,835,048
926 KKR Real Estate Finance Trust,
Inc. 17,029
12,212 Ladder Capital Corporation 144,102
6,044 Lakeland Bancorp, Inc. 105,347
Shares Common Stock (19.4%) Value
Financials (2.8%) - continued
17,689 Lincoln National Corporation $ 1,101,494
4,189 Loews Corporation 214,812
220 Markel Corporation
m
250,716
315 MarketAxess Holdings, Inc. 156,845
12,572 Marsh & McLennan Companies,
Inc. 1,531,270
3,857 Mercantile Bank Corporation 125,237
29,055 Meridian Bancorp, Inc. 535,193
16,504 MetLife, Inc. 1,003,278
129,774 MFA Financial, Inc. 528,180
5,506 Midland States Bancorp, Inc. 152,736
22,284 MidWestOne Financial Group, Inc. 690,135
2,500 Moody's Corporation 746,525
50,373 Morgan Stanley 3,911,967
10,318 Mr. Cooper Group, Inc.
m
358,654
4,042 MSCI, Inc. 1,694,730
289 National Western Life Group, Inc. 71,961
25,090 Navient Corporation 359,038
743 NBT Bancorp, Inc. 29,646
83,699 New York Community Bancorp,
Inc. 1,056,281
15,881 New York Mortgage Trust, Inc. 70,988
6,564 NMI Holdings, Inc.
m
155,173
6,496 Northern Trust Corporation 682,795
6,662 OFG Bancorp 150,694
17,928 Old National Bancorp 346,727
9,267 Old Republic International
Corporation 202,391
7,069 Old Second Bancorp, Inc. 93,381
2,111 OneMain Holdings, Inc. 113,403
847 Oppenheimer Holdings, Inc. 33,922
21,373 PacWest Bancorp 815,380
561 Peapack-Gladstone Financial
Corporation 17,324
3,906 PennyMac Mortgage Investment
Trust 76,558
2,591 Peoples Bancorp, Inc. 85,943
33,595 Popular, Inc. 2,362,400
17,252 Premier Financial Corporation 573,801
3,176 Primerica, Inc. 469,476
4,221 PROG Holdings, Inc. 182,727
3,891 Prosperity Bancshares, Inc. 291,397
11,686 QCR Holdings, Inc. 551,813
49,502 Radian Group, Inc. 1,150,921
24,156 Raymond James Financial, Inc. 2,960,559
27,471 Redwood Trust, Inc. 285,973
7,525 Reinsurance Group of America,
Inc. 948,526
2,314 RenaissanceRe Holdings, Ltd. 370,818
474 RLI Corporation 52,884
16,025 S&P Global, Inc. 5,654,742
1,824 Safety Insurance Group, Inc. 153,672
17,553 Seacoast Banking Corporation of
Florida
m
636,121
15,575 SEI Investments Company 948,985
3,523 Selective Insurance Group, Inc. 255,558
6,841 Signature Bank 1,546,750
4,577 Simmons First National
Corporation 135,800
2,010 Southside Bancshares, Inc. 77,405
13,456 Starwood Property Trust, Inc. 332,901
4,328 Sterling Bancorp 99,631
1,403 Stifel Financial Corporation 89,876
13,562 Synovus Financial Corporation 620,461
5,745 T. Rowe Price Group, Inc. 985,842
2,952 Territorial Bancorp, Inc. 78,110

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Financials (2.8%) - continued
3,137 TMX Group, Ltd. $ 325,981
134 Tompkins Financial Corporation 11,082
9,193 Torchmark Corporation 888,320
3,319 Towne Bank 100,898
17,646 TPG RE Finance Trust, Inc. 197,635
5,610 TriCo Bancshares 265,746
6,348 Triumph Bancorp, Inc.
m
491,272
40,293 Truist Financial Corporation 2,349,888
20,008 TrustCo Bank Corporation 147,459
5,504 Trustmark Corporation 185,265
27,520 Two Harbors Investment
Corporation 201,722
89,992 Umpqua Holdings Corporation 1,579,360
12,187 United Bankshares, Inc. 470,174
1,110 Universal Insurance Holdings, Inc. 15,917
1,429 Univest Financial Corporation 40,855
51,346 Unum Group 1,428,959
22,889 Valley National Bancorp 314,495
5,479 Voya Financial, Inc. 348,684
424 Walker & Dunlop, Inc. 43,562
3,457 Washington Trust Bancorp, Inc. 178,485
1,292 Webster Financial Corporation 71,202
130,211 Wells Fargo & Company 5,087,344
6,165 WesBanco, Inc. 222,310
338 Westamerica Bancorporation 21,220
39,107 Western Alliance Bancorp 3,693,265
27,489 Western Asset Mortgage Capital
Corporation 87,690
388 Westwood Holdings Group, Inc. 5,610
13,469 Wintrust Financial Corporation 1,020,950
44,897 Zions Bancorporations NA 2,467,539
5,320 Zurich Insurance Group AG 2,264,466
Total 158,501,650
Health Care (2.6%)
10,283 Abbott Laboratories 1,232,315
14,241 AbbVie, Inc. 1,541,161
46,776 ACADIA Pharmaceuticals, Inc.
m
1,206,821
812 Acceleron Pharma, Inc.
m
110,115
23,961 Adaptive Biotechnologies
Corporation
m
964,670
2,758 ADMA Biologics, Inc.
j,m
4,854
4,853 Adverum Biotechnologies, Inc.
m
47,851
583 Align Technology, Inc.
m
315,712
429 Allakos, Inc.
m
49,241
2,960 Altimmune, Inc.
m
41,825
1,459 Amedisys, Inc.
m
386,329
22,714 Amgen, Inc. 5,651,470
5,526 AMN Healthcare Services, Inc.
m
407,266
1,360 AnaptysBio, Inc.
m
29,308
8,749 Anthem, Inc. 3,140,454
50,379 Ardelyx, Inc.
m
333,509
1,764 Arena Pharmaceuticals, Inc.
m
122,404
5,468 Argenx SE ADR
m
1,505,832
4,936 Arrowhead Research Corporation
m
327,306
9,637 Ascendis Pharma AS ADR
m
1,242,017
3,281 Atara Biotherapeutics, Inc.
m
47,115
151 Atrion Corporation 96,838
8,705 Axonics Modulation Technologies,
Inc.
m
521,342
6,006 Becton, Dickinson and Company 1,460,359
5,622 Biogen, Inc.
m
1,572,754
14,210 Biohaven Pharmaceutical Holding
Company, Ltd.
m
971,253
70 BioLife Solutions, Inc.
m
2,520
Shares Common Stock (19.4%) Value
Health Care (2.6%) - continued
362 Bio-Rad Laboratories, Inc.
m
$ 206,764
5,691 Bio-Techne Corporation 2,173,564
1,523 BioXcel Therapeutics, Inc.
j,m
65,733
1,256 Bruker Corporation 80,736
13,214 Catalent, Inc.
m
1,391,566
23,319 Centene Corporation
m
1,490,317
41,789 Cerner Corporation 3,003,793
4,121 Charles River Laboratories
International, Inc.
m
1,194,389
1,139 Chemed Corporation 523,735
12,593 Cigna Holding Company 3,044,232
480 Co-Diagnostics, Inc.
j,m
4,579
219 Cooper Companies, Inc. 84,116
6,163 CryoLife, Inc.
m
139,161
22,374 CVS Health Corporation 1,683,196
2,477 CytomX Therapeutics, Inc.
m
19,147
1,109 Danaher Corporation 249,614
13,918 Dexcom, Inc.
m
5,001,990
2,516 Editas Medicine, Inc.
j,m
105,672
39,795 Edwards Lifesciences
Corporation
m
3,328,454
5,112 Envista Holdings Corporation
m
208,570
99 Fate Therapeutics, Inc.
m
8,163
32,504 GlaxoSmithKline plc ADR
j
1,160,068
1,306 Global Blood Therapeutics, Inc.
m
53,219
34,933 GoodRx Holdings, Inc.
j,m
1,363,086
19,596 Guardant Health, Inc.
m
2,991,329
5,541 Haemonetics Corporation
m
615,106
7,425 Halozyme Therapeutics, Inc.
m
309,548
12,164 HCA Healthcare, Inc. 2,290,968
3,205 HealthEquity, Inc.
m
217,940
6,444 Hill-Rom Holdings, Inc. 711,933
8,269 Humana, Inc. 3,466,778
41 ICU Medical, Inc.
m
8,423
3,913 Illumina, Inc.
m
1,502,827
14,847 Immunocore Holdings plc ADR
m
632,037
4,268 ImmunoGen, Inc.
m
34,571
4,663 InMode, Ltd.
m
337,461
3,212 Inspire Medical Systems, Inc.
m
664,852
9,281 Insulet Corporation
m
2,421,598
1,828 Integra LifeSciences Holdings
Corporation
m
126,297
5,481 Intuitive Surgical, Inc.
m
4,050,130
5,269 Invitae Corporation
j,m
201,328
10,217 Ionis Pharmaceuticals, Inc.
m
459,356
8,134 IQVIA Holding, Inc.
m
1,571,001
1,225 iRhythm Technologies, Inc.
m
170,103
42,776 Johnson & Johnson 7,030,236
3,319 Kura Oncology, Inc.
m
93,828
1,633 Laboratory Corporation of America
Holdings
m
416,464
2,320 Lannett Company, Inc.
m
12,250
11,502 Lantheus Holdings, Inc.
m
245,798
17,367 LHC Group, Inc.
m
3,320,744
54,612 Medtronic plc 6,451,316
57,208 Merck & Company, Inc. 4,410,165
567 Mettler-Toledo International, Inc.
m
655,276
332 Mirati Therapeutics, Inc.
m
56,872
4,719 Moderna, Inc.
m
617,953
4,749 Molina Healthcare, Inc.
m
1,110,126
8,530 Natera, Inc.
m
866,136
6,439 National Healthcare Corporation 501,662
1,922 Neogen Corporation
m
170,847
13,802 Nevro Corporation
m
1,925,379
3,793 Novavax, Inc.
m
687,709

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Health Care (2.6%) - continued
33,040 Novo Nordisk AS ADR $ 2,227,557
10,542 NuVasive, Inc.
m
691,134
953 Olink Holding AB ADR
m
34,308
2,253 Omnicell, Inc.
m
292,597
21,532 OPKO Health, Inc.
m
92,372
1,185 Orthifix Medical, Inc.
m
51,370
1,029 Owens & Minor, Inc. 38,680
1,838 Precigen, Inc.
m
12,664
5,508 Premier, Inc. 186,446
6,078 Pulmonx Corporation
m
278,008
1,629 Quidel Corporation
m
208,398
4,006 Reata Pharmaceuticals, Inc.
m
399,398
2,465 Repligen Corporation
m
479,221
561 Replimune Group, Inc.
m
17,116
1,459 Sage Therapeutics, Inc.
m
109,206
3,874 Sarepta Therapeutics, Inc.
m
288,729
337 Seres Therapeutics, Inc.
m
6,939
9,722 Silk Road Medical, Inc.
m
492,419
18,890 Stryker Corporation 4,601,226
349 Surmodics, Inc.
m
19,568
11,097 Syneos Health, Inc.
m
841,707
14,500 Tactile Systems Technology, Inc.
m
790,105
12,972 Teladoc Health, Inc.
m
2,357,661
7,195 Teleflex, Inc. 2,989,235
2,701 Tenet Healthcare Corporation
m
140,452
15,710 Thermo Fisher Scientific, Inc. 7,169,730
6,311 Travere Therapeutics, Inc.
m
157,586
1,132 U.S. Physical Therapy, Inc. 117,841
41 Ultragenyx Pharmaceutical, Inc.
m
4,668
1,241 United Therapeutics Corporation
m
207,582
7,291 UnitedHealth Group, Inc. 2,712,762
55,033 Vaxart, Inc.
j,m
332,950
23,222 VBI Vaccines, Inc.
j,m
72,220
19,422 Veeva Systems, Inc.
m
5,073,803
41,610 Viatris, Inc.
m
581,292
19,899 Viemed Healthcare, Inc.
m
201,378
2,666 ViewRay, Inc.
m
11,597
992 Vocera Communications, Inc.
m
38,152
9,981 Vor BioPharma, Inc.
m
430,181
685 Waters Corporation
m
194,656
5,471 Zimmer Biomet Holdings, Inc. 875,798
38,025 Zoetis, Inc. 5,988,177
15,988 Zymeworks, Inc.
j,m
504,901
Total 143,594,642
Industrials (2.3%)
4,733 Advanced Drainage Systems, Inc. 489,345
7,787 AECOM
m
499,225
4,295 Allegion plc 539,538
22,951 Altra Industrial Motion Corporation 1,269,649
17,789 AMETEK, Inc. 2,272,189
1,767 Apogee Enterprises, Inc. 72,235
1,819 Armstrong World Industries, Inc. 163,874
24,609 ASGN, Inc.
m
2,348,683
4,162 Axon Enterprise, Inc.
m
592,752
16,623 AZZ, Inc. 836,968
16,154 Badger Daylighting, Ltd. 551,064
13,018 Blink Charging Company
j,m
535,040
8,114 Bloom Energy Corporation
m
219,484
3,688 Boeing Company
m
939,407
13,619 Carlisle Companies, Inc. 2,241,415
21,115 CBIZ, Inc.
m
689,616
15,839 Chart Industries, Inc.
m
2,254,682
155 Copart, Inc.
m
16,834
2,651 CRA International, Inc. 197,871
Shares Common Stock (19.4%) Value
Industrials (2.3%) - continued
20,168 Crane Company $ 1,893,977
10,140 CSW Industrials, Inc. 1,368,900
15,254 CSX Corporation 1,470,791
109 Cummins, Inc. 28,243
21,266 Curtiss-Wright Corporation 2,522,148
52,496 Delta Air Lines, Inc.
m
2,534,507
990 Diamond S Shipping, Inc.
m
9,930
1,932 Douglas Dynamics, Inc. 89,162
912 Dycom Industries, Inc.
m
84,679
9,549 Eaton Corporation plc 1,320,436
8,984 EMCOR Group, Inc. 1,007,645
14,053 Emerson Electric Company 1,267,862
2,309 Encore Wire Corporation 155,003
1,984 Expeditors International of
Washington, Inc. 213,657
14,347 Forrester Research, Inc.
m
609,461
9,002 Forward Air Corporation 799,468
34,575 FuelCell Energy, Inc.
m
498,226
5,338 GATX Corporation 495,046
6,839 Generac Holdings, Inc.
m
2,239,430
21,347 General Dynamics Corporation 3,875,761
6,999 Gorman-Rupp Company 231,737
2,457 Greenbrier Companies, Inc. 116,019
2,722 Heico Corporation 342,428
6,046 Helios Technologies, Inc. 440,572
27,010 Honeywell International, Inc. 5,863,061
100,931 Howmet Aerospace, Inc.
m
3,242,913
9,567 Hubbell, Inc. 1,787,977
1,472 ICF International, Inc. 128,653
14,984 IDEX Corporation 3,136,451
1,100 Illinois Tool Works, Inc. 243,672
189 Insperity, Inc. 15,827
1,467 International Seaways, Inc. 28,430
355 JB Hunt Transport Services, Inc. 59,665
9,077 JetBlue Airways Corporation
m
184,626
525 John Bean Technologies
Corporation 70,003
62,581 Johnson Controls International plc 3,734,208
8,879 Kansas City Southern 2,343,346
792 Kimball International, Inc. 11,088
15,578 L3Harris Technologies, Inc. 3,157,349
9,831 Landstar System, Inc. 1,622,705
1,462 Lennox International, Inc. 455,545
22,585 Lincoln Electric Holdings, Inc. 2,776,600
12,149 Lockheed Martin Corporation 4,489,055
10,978 Manpower, Inc. 1,085,724
1,501 Masonite International
Corporation
m
172,975
20,522 Mercury Systems, Inc.
m
1,449,879
38,140 Meritor, Inc.
m
1,122,079
5,354 Mesa Air Group, Inc.
m
72,011
15,892 Middleby Corporation
m
2,634,099
11,679 MSC Industrial Direct Company,
Inc. 1,053,329
10,208 NAPCO Security Technologies,
Inc.
m
355,545
1,376 Nordson Corporation 273,384
13,164 Norfolk Southern Corporation 3,534,797
4,869 Northrop Grumman Corporation 1,575,803
7,144 Nutrien, Ltd. 384,990
8,008 Old Dominion Freight Line, Inc. 1,925,203
13,461 Otis Worldwide Corporation 921,405
9,970 Parker-Hannifin Corporation 3,144,837
37,148 Pitney Bowes, Inc. 306,099
2,368 Primoris Services Corporation 78,452

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Industrials (2.3%) - continued
5,138 Quad/Graphics, Inc.
m
$ 18,137
8,663 Ranpak Holdings Corporation
m
173,780
13,875 Raven Industries, Inc. 531,829
24,754 Raytheon Technologies
Corporation 1,912,742
2,001 RBC Bearings, Inc.
m
393,737
30,797 Regal-Beloit Corporation 4,394,116
14,005 Ritchie Brothers Auctioneers, Inc. 819,993
10,766 Rush Enterprises, Inc. 536,470
2,930 Ryder System, Inc. 221,654
1,793 Saia, Inc.
m
413,430
3,586 Simpson Manufacturing Company,
Inc. 371,976
3,270 SkyWest, Inc.
m
178,150
19,764 Smith & Wesson Brands, Inc. 344,882
1,779 Snap-On, Inc. 410,486
8,689 Southwest Airlines Company
m
530,550
17,406 Spirit Airlines, Inc.
j,m
642,281
17,074 Standex International Corporation 1,631,762
1,489 Sterling Construction Company,
Inc.
m
34,545
22,702 Summit Materials, Inc.
m
636,110
8,891 Sun Country Airlines Holdings,
Inc.
j,m
304,783
559 Sunrun, Inc.
m
33,808
3,645 Technip Energies N.V. ADR
m
54,566
1,360 Teledyne Technologies, Inc.
m
562,564
1,650 Tetra Tech, Inc. 223,938
2,010 Thermon Group Holdings, Inc.
m
39,175
6,299 Timken Company 511,290
83 Toro Company 8,561
518 Trane Technologies plc 85,760
26,602 TransUnion 2,394,180
12,689 Trex Company, Inc.
m
1,161,551
17,678 TriMas Corporation
m
535,997
11,769 Tutor Perini Corporation
m
223,022
1,030 UniFirst Corporation 230,421
8,130 Union Pacific Corporation 1,791,933
13,999 United Parcel Service, Inc. 2,379,690
19,016 United Rentals, Inc.
m
6,262,159
5,716 Valmont Industries, Inc. 1,358,522
4,295 Verisk Analytics, Inc. 758,884
2,789 Waste Connections, Inc. 301,156
3,798 Watsco, Inc. 990,328
525 Watts Water Technologies, Inc. 62,375
2,132 Welbilt, Inc.
m
34,645
5,945 Werner Enterprises, Inc. 280,426
5,805 WESCO International, Inc.
m
502,307
6,409 Willdan Group, Inc.
m
263,089
3,710 Woodward, Inc. 447,537
6,084 XPO Logistics, Inc.
m
750,157
2,805 Xylem, Inc. 295,030
Total 130,831,228
Information Technology (4.5%)
1,855 3D Systems Corporation
m
50,901
7,717 Accenture plc 2,131,821
19,304 Adobe, Inc.
m
9,176,542
154 ADTRAN, Inc. 2,569
2,751 Advanced Energy Industries, Inc. 300,327
8,442 Agilysys, Inc.
m
404,878
7,874 Alliance Data Systems Corporation 882,597
1,794 Ambarella, Inc.
m
180,100
37,657 Amphenol Corporation 2,484,232
1,644 Analog Devices, Inc. 254,952
Shares Common Stock (19.4%) Value
Information Technology (4.5%) - continued
42,539 Anaplan, Inc.
m
$ 2,290,725
1,376 ANSYS, Inc.
m
467,235
275,157 Apple, Inc. 33,610,428
2,831 Aspen Technology, Inc.
m
408,598
6,090 Atlassian Corporation plc
m
1,283,528
4,584 Avalara, Inc.
m
611,643
5,598 Axcelis Technologies, Inc.
m
230,022
19,020 Bandwidth, Inc.
j,m
2,410,595
4,695 Belden, Inc. 208,317
9,884 Benchmark Electronics, Inc. 305,613
37,190 BigCommerce Holdings, Inc.
j,m
2,149,582
1,952 Bill.com Holdings, Inc.
m
284,016
2,493 Blackline, Inc.
m
270,241
216 Broadcom, Ltd. 100,151
1,258 Broadridge Financial Solutions,
Inc. 192,600
343 CACI International, Inc.
m
84,604
13,907 Calix, Inc.
m
482,017
8,018 CDK Global, Inc. 433,453
3,601 CDW Corporation 596,866
1,417 Ceridian HCM Holding, Inc.
m
119,411
11,480 Ciena Corporation
m
628,186
116,743 Cisco Systems, Inc. 6,036,781
3,393 Cognex Corporation 281,585
5,588 Computer Services, Inc. 329,692
536 Concentrix Corporation
m
80,250
5,707 Coupa Software, Inc.
m
1,452,317
5,127 Cree, Inc.
m
554,383
3,086 CTS Corporation 95,851
5,353 Descartes Systems Group, Inc.
m
326,051
5,203 Diebold Nixdorf, Inc.
m
73,518
8,894 DocuSign, Inc.
m
1,800,590
23,633 Dolby Laboratories, Inc. 2,333,050
37 Domo, Inc.
m
2,083
12,392 Dropbox, Inc.
m
330,371
2,067 DSP Group, Inc.
m
29,455
31,582 Elastic NV
m
3,511,918
6,229 Endava plc ADR
m
527,534
4,146 Enphase Energy, Inc.
m
672,315
3,345 EPAM Systems, Inc.
m
1,326,928
4,480 ePlus, Inc.
m
446,387
13,620 Euronet Worldwide, Inc.
m
1,883,646
1,890 ExlService Holdings, Inc.
m
170,402
5,803 eXp World Holdings, Inc.
m
264,327
3,695 F5 Networks, Inc.
m
770,851
12,434 Fastly, Inc.
j,m
836,560
5,284 First Solar, Inc.
m
461,293
4,571 Five9, Inc.
m
714,584
4,120 FleetCor Technologies, Inc.
m
1,106,756
12,304 Global Payments, Inc. 2,480,240
5,661 Health Catalyst, Inc.
j,m
264,765
4,522 Intuit, Inc. 1,732,197
140 IPG Photonics Corporation
m
29,532
8,166 Jack Henry & Associates, Inc. 1,238,946
2,131 KLA-Tencor Corporation 704,082
3,254 Lam Research Corporation 1,936,911
9,390 Lattice Semiconductor
Corporation
m
422,738
1,303 Littelfuse, Inc. 344,565
7,369 LivePerson, Inc.
m
388,641
20,776 Lumentum Holdings, Inc.
m
1,897,888
2,549 Manhattan Associates, Inc.
m
299,202
32,161 Mastercard, Inc. 11,450,924
2,356 MAXIMUS, Inc. 209,778
574 MaxLinear, Inc.
m
19,562

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Information Technology (4.5%) - continued
65,012 Medallia, Inc.
m
$ 1,813,185
162,369 Microsoft Corporation 38,281,739
64 MicroStrategy, Inc.
m
43,443
13,876 MKS Instruments, Inc. 2,572,888
10,917 Monolithic Power Systems, Inc. 3,855,994
4,968 Motorola Solutions, Inc. 934,232
8,898 National Instruments Corporation 384,260
349 NetApp, Inc. 25,362
6,125 Nice, Ltd. ADR
m
1,335,066
2,229 Nova Measuring Instruments, Ltd.
m
202,861
1,848 Novanta, Inc.
m
243,733
29,845 Nuance Communications, Inc.
m
1,302,436
17,294 NVIDIA Corporation 9,233,785
6,231 Okta, Inc.
m
1,373,499
41,415 Oracle Corporation 2,906,091
6,327 Palo Alto Networks, Inc.
m
2,037,674
5,162 Paychex, Inc. 505,979
2,870 Paylocity Holding Corporation
m
516,112
59,401 PayPal Holdings, Inc.
m
14,424,939
8,400 Plantronics, Inc.
m
326,844
3,210 Plexus Corporation
m
294,806
6,435 Plug Power, Inc.
m
230,630
975 Progress Software Corporation 42,958
3,597 Q2 Holdings, Inc.
m
360,419
5,427 QAD, Inc. 361,330
6,363 Qorvo, Inc.
m
1,162,520
54,830 QUALCOMM, Inc. 7,269,910
2,419 Rogers Corporation
m
455,280
6,894 SailPoint Technologies Holdings,
Inc.
m
349,112
35,391 Salesforce.com, Inc.
m
7,498,291
2,170 Samsung Electronics Company,
Ltd. GDR 3,956,306
4,973 ScanSource, Inc.
m
148,941
8,534 Semtech Corporation
m
588,846
13,471 ServiceNow, Inc.
m
6,736,982
16,780 Sierra Wireless, Inc.
j,m
247,841
2,398 Silicon Laboratories, Inc.
m
338,286
1,437 SiTime Corporation
m
141,688
827 Solaredge Technology, Ltd.
m
237,713
6,435 Sprout Social, Inc.
m
371,686
39,636 Square, Inc.
m
8,999,354
46,866 STMicroelectronics NV ADR
j
1,796,374
1,290 SunPower Corporation
j,m
43,150
2,571 SYNNEX Corporation 295,254
3,339 TE Connectivity, Ltd. 431,098
33,235 Texas Instruments, Inc. 6,281,083
1,044 Trade Desk, Inc.
m
680,333
28,185 TTM Technologies, Inc.
m
408,682
898 Tyler Technologies, Inc.
m
381,228
2,767 Unisys Corporation
m
70,337
1,554 ViaSat, Inc.
j,m
74,701
7,791 Visa, Inc. 1,649,588
5,493 VMware, Inc.
j,m
826,422
779 Western Union Company 19,210
9,322 Workiva, Inc.
m
822,760
8,361 Xerox Holdings Corporation 202,921
7,184 Zscaler, Inc.
m
1,233,277
Total 250,205,638
Materials (0.6%)
1,751 AdvanSix, Inc.
m
46,962
9,152 Allegheny Technologies, Inc.
m
192,741
5,924 AptarGroup, Inc. 839,253
2,494 Avery Dennison Corporation 458,023
Shares Common Stock (19.4%) Value
Materials (0.6%) - continued
57,857 Axalta Coating Systems, Ltd.
m
$ 1,711,410
293 Balchem Corporation 36,745
5,105 Ball Corporation 432,598
4,401 Cabot Corporation 230,788
12,231 Carpenter Technology Corporation 503,306
2,073 Celanese Corporation 310,556
55,372 CF Industries Holdings, Inc. 2,512,781
13,228 Chemours Company 369,193
12,017 Cleveland-Cliffs, Inc.
j
241,662
26,257 Coeur Mining, Inc.
m
237,101
2,634 Eagle Materials, Inc. 354,036
28,346 Eastman Chemical Company 3,121,462
6,455 Ecolab, Inc. 1,381,822
23,835 Element Solutions, Inc. 435,942
19,660 Ferroglobe Representation &
Warranty Insurance Trust
e,m
2
2,728 FMC Corporation 301,744
3,955 Ingevity Corporation
m
298,721
13,069 Innospec, Inc. 1,342,056
48,981 Ivanhoe Mines, Ltd.
m
252,174
11,717 Kaiser Aluminum Corporation 1,294,728
1,303 Koppers Holdings, Inc.
m
45,292
10,013 LyondellBasell Industries NV 1,041,853
12,048 Martin Marietta Materials, Inc. 4,045,959
4,099 Materion Corporation 271,518
5,788 Minerals Technologies, Inc. 435,952
13,277 Myers Industries, Inc. 262,354
8,302 Neenah, Inc. 426,557
156 NewMarket Corporation 59,305
32,396 Nucor Corporation 2,600,427
1,917 O-I Glass, Inc.
m
28,257
11,412 Olin Corporation 433,314
1,780 Olympic Steel, Inc. 52,421
208 PPG Industries, Inc. 31,254
7,176 Quaker Chemical Corporation 1,749,294
398 Reliance Steel & Aluminum
Company 60,611
1,788 RPM International, Inc. 164,228
7,926 Ryerson Holding Corporation
m
135,059
768 Scotts Miracle-Gro Company 188,137
8,334 Sensient Technologies Corporation 650,052
14,069 Steel Dynamics, Inc. 714,142
12,758 SunCoke Energy, Inc. 89,434
6,432 UFP Technologies, Inc.
m
320,442
3,141 United States Lime & Minerals, Inc. 419,983
2,291 United States Steel Corporation
j
59,955
6,406 W. R. Grace & Company 383,463
Total 31,575,069
Real Estate (0.9%)
32,772 Agree Realty Corporation 2,205,883
2,202 Alexandria Real Estate Equities,
Inc. 361,789
39,138 American Campus Communities,
Inc. 1,689,587
1,533 Apartment Income REIT
Corporation 65,551
36,094 Apartment Investment &
Management Company 221,617
5,903 Armada Hoffler Properties, Inc. 74,024
6,434 AvalonBay Communities, Inc. 1,187,137
530 Bluegreen Vacations Holding
Corporations
m
9,826
21,313 Camden Property Trust 2,342,512
23,120 CareTrust REIT, Inc. 538,349

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (19.4%) Value
Real Estate (0.9%) - continued
41,277 CBRE Group, Inc.
m
$ 3,265,423
4,652 Cedar Realty Trust, Inc. 69,315
1,486 Centerspace 101,048
4,080 Colliers International Group, Inc. 400,819
5,378 Colony Credit Real Estate, Inc. 45,821
3,240 Community Healthcare Trust, Inc. 149,429
3,472 Corepoint Lodging, Inc.
m
31,352
2,448 CoStar Group, Inc.
m
2,011,987
3,304 CubeSmart 124,990
24,297 Cushman and Wakefield plc
m
396,527
2,157 Digital Realty Trust, Inc. 303,792
4,494 Diversified Healthcare Trust 21,481
7,458 Douglas Emmett, Inc. 234,181
7,071 Duke Realty Corporation 296,487
6,738 EastGroup Properties, Inc. 965,421
10,413 EPR Properties 485,142
63,164 Essential Properties Realty Trust,
Inc. 1,442,034
1,205 Essex Property Trust, Inc. 327,567
2,892 Extra Space Storage, Inc. 383,335
4,729 Farmland Partners, Inc. 53,012
42,044 First Industrial Realty Trust, Inc. 1,925,195
2,641 FirstService Corporation 391,370
48,015 Four Corners Property Trust, Inc. 1,315,611
1,605 Gaming and Leisure Properties,
Inc. 68,100
5,700 Getty Realty Corporation 161,424
2,508 Gladstone Commercial
Corporation 49,057
8,950 Gladstone Land Corporation 163,785
3,276 Global Medical REIT, Inc. 42,948
11,304 Healthcare Realty Trust, Inc. 342,737
32,327 Healthcare Trust of America, Inc. 891,579
962 Highwoods Properties, Inc. 41,308
82,348 Host Hotels & Resorts, Inc.
m
1,387,564
16,456 Independence Realty Trust, Inc. 250,131
12,923 Industrial Logistics Properties Trust 298,909
5,909 Innovative Industrial Properties,
Inc. 1,064,565
1,557 Iron Mountain, Inc. 57,625
3,812 Jones Lang LaSalle, Inc.
m
682,500
29,513 Kilroy Realty Corporation 1,936,938
6,769 Lexington Realty Trust 75,204
8,607 Life Storage, Inc. 739,772
36,984 Medical Properties Trust, Inc. 787,020
60,327 MGIC Investment Corporation 835,529
1,016 National Health Investors, Inc. 73,436
20,632 National Retail Properties, Inc. 909,252
62,268 National Storage Affiliates Trust 2,486,361
66,193 New Residential Investment
Corporation 744,671
6,688 New Senior Investment Group, Inc. 41,666
4,517 NexPoint Residential Trust, Inc. 208,189
8,529 Omega Healthcare Investors, Inc. 312,417
3,947 One Liberty Properties, Inc. 87,900
1,025 Plymouth Industrial REIT, Inc. 17,271
6,745 Preferred Apartment Communities,
Inc. 66,438
7,122 Public Storage, Inc. 1,757,425
4,693 Rayonier, Inc. REIT 151,349
17,027 Realty Income Corporation 1,081,215
3,254 Redfin Corporation
m
216,684
39,957 Rexford Industrial Realty, Inc. 2,013,833
593 RMR Group, Inc. 24,200
27,245 Sabra Health Care REIT, Inc. 472,973
4,602 SBA Communications Corporation 1,277,285
Shares Common Stock (19.4%) Value
Real Estate (0.9%) - continued
100,931 Service Properties Trust $ 1,197,042
4,782 SL Green Realty Corporation 334,692
10,537 Spirit Realty Capital, Inc. 447,823
13,495 STAG Industrial, Inc. 453,567
11,999 Store Capital Corporation 401,967
31,617 Sunstone Hotel Investors, Inc.
m
393,948
17,239 UDR, Inc. 756,103
3,085 UMH Properties, Inc. 59,139
60 Universal Health Realty Income
Trust 4,067
2,694 WP Carey, Inc. 190,627
Total 49,495,849
Utilities (0.3%)
11,640 AES Corporation 312,068
3,109 ALLETE, Inc. 208,894
10,232 Alliant Energy Corporation 554,165
11,957 American Electric Power
Company, Inc. 1,012,758
2,222 American States Water Company 168,028
56 American Water Works Company,
Inc. 8,395
4,918 Artesian Resources Corporation 193,671
6,356 Black Hills Corporation 424,390
17,301 CenterPoint Energy, Inc. 391,868
509 Chesapeake Utilities Corporation 59,085
4,349 Consolidated Water Company,
Ltd. 58,494
2,292 DTE Energy Company 305,157
23,395 Duke Energy Corporation 2,258,319
19,981 Entergy Corporation 1,987,510
1,508 Essential Utilities, Inc. 67,483
5,017 Evergy, Inc. 298,662
33,686 Exelon Corporation 1,473,426
60,288 FirstEnergy Corporation 2,091,391
2,719 Hawaiian Electric Industries, Inc. 120,805
1,476 IDACORP, Inc. 147,556
3,825 MDU Resources Group, Inc. 120,908
1,809 National Fuel Gas Company 90,432
2,955 New Jersey Resources
Corporation 117,816
364 NiSource, Inc. 8,776
1,566 Northwest Natural Holding
Company 84,486
4,818 NorthWestern Corporation 314,133
24,042 OGE Energy Corporation 777,999
2,562 Otter Tail Corporation 118,287
897 Pinnacle West Capital Corporation 72,971
5,363 Portland General Electric
Company 254,582
932 PPL Corporation 26,879
4,040 Sempra Energy 535,623
2,799 Southwest Gas Holdings, Inc. 192,319
5,908 Spire, Inc. 436,542
14,095 UGI Corporation 578,036
2,468 Unitil Corporation 112,763
6,138 WEC Energy Group, Inc. 574,455
Total 16,559,132
Total Common Stock
(cost $705,825,354) 1,085,678,041

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
23,573,000 Thrivent Cash Management Trust $ 23,573,000
Total Collateral Held for
Securities Loaned
(cost $23,573,000) 23,573,000
Shares or
Principal
Amount Short-Term Investments ( 15.3% ) Value
Federal Home Loan Bank Discount
Notes
9,200,000 0.084%, 4/7/2021
n,o
9,200,000
4,900,000 0.085%, 4/8/2021
n,o
4,900,000
100,000 0.025%, 4/16/2021
n
100,000
3,500,000 0.040%, 5/4/2021
n,o
3,499,968
600,000 0.030%, 5/6/2021
n,o
599,994
1,300,000 0.040%, 5/12/2021
n,o
1,299,985
2,700,000 0.030%, 5/13/2021
n,o
2,699,968
5,900,000 0.021%, 5/18/2021
n,o
5,899,923
700,000 0.038%, 5/19/2021
n,o
699,991
1,300,000 0.035%, 6/2/2021
n,o
1,299,955
1,600,000 0.020%, 6/16/2021
n,o
1,599,932
100,000 0.014%, 6/23/2021
n,o
99,995
Thrivent Core Short-Term Reserve
Fund
81,632,981 0.180% 816,329,811
U.S. Treasury Bills
1,000,000 0.018%, 4/15/2021
n,p
999,995
1,200,000 0.022%, 4/20/2021
n,p
1,199,989
1,600,000 0.028%, 4/22/2021
n,p
1,599,991
4,150,000 0.048%, 8/26/2021
n,p
4,149,619
Total Short-Term Investments
(cost $855,998,798) 856,179,116
Contracts Options Purchased ( <0.1% ) Value
Put on 10-Yr. U.S. Treasury Note
Futures
206 $132.50, expires 5/21/2021 399,125
Put on 30-Yr. U.S. Treasury Bond
Futures
200 $160.00, expires 5/21/2021 1,175,000
Total Options Purchased
(cost $782,498) 1,574,125
Total Investments (cost
$5,406,300,886) 109.4% $6,137,403,421
Other Assets and Liabilities, Net
(9.4%) (528,671,630)
Total Net Assets 100.0% $5,608,731,791
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $327,959,541 or 5.8% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
i Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l All or a portion of the security was earmarked to cover
written options.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p At March 31, 2021, $4,839,707 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 4,941,876
Common Stock 18,025,752
Total lending $22,967,628
Gross amount payable upon return of
collateral for securities loaned $23,573,000
Net amounts due to counterparty
$605,372

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,391,536 – 6,391,536 –
Capital Goods 15,195,286 – 15,195,286 –
Communications Services 23,014,903 – 23,014,903 –
Consumer Cyclical 18,053,900 – 18,053,900 –
Consumer Non-Cyclical 20,425,862 – 20,259,212 166,650
Energy 1,526,115 – 1,526,115 –
Financials 6,554,073 – 6,554,073 –
Technology 10,102,996 – 10,102,996 –
Transportation 5,701,451 – 5,701,451 –
Utilities 5,432,908 – 5,432,908 –
Long-Term Fixed Income
Asset-Backed Securities 122,844,418 – 122,844,418 –
Basic Materials 23,502,944 – 23,502,944 –
Capital Goods 35,051,114 – 35,051,114 –
Collateralized Mortgage Obligations 78,422,936 – 69,622,936 8,800,000
Commercial Mortgage-Backed Securities 12,381,445 – 12,381,445 –
Communications Services 64,092,268 – 63,900,189 192,079
Consumer Cyclical 55,374,015 – 55,374,015 –
Consumer Non-Cyclical 75,724,905 – 75,724,905 –
Energy 55,891,757 – 55,891,757 –
Financials 121,790,644 – 121,790,644 –
Mortgage-Backed Securities 620,698,045 – 620,698,045 –
Technology 41,582,382 – 41,582,382 –
Transportation 11,469,401 – 11,469,401 –
U.S. Government & Agencies 700,905,025 – 700,905,025 –
Utilities 39,300,370 – 39,300,370 –
Registered Investment Companies
Unaffiliated 51,075,018 51,075,018 – –
Affiliated 1,554,845,922 1,554,845,922 – –
Common Stock
Communications Services 92,640,934 92,557,828 83,106 –
Consumer Discretionary 157,845,634 157,845,634 – –
Consumer Staples 28,624,240 28,624,240 – –
Energy 25,804,025 25,804,025 – –
Financials 158,501,650 155,909,975 2,590,447 1,228
Health Care 143,594,642 143,594,642 – –
Industrials 130,831,228 130,280,164 551,064 –
Information Technology 250,205,638 246,249,332 3,956,306 –
Materials 31,575,069 31,322,893 252,174 2
Real Estate 49,495,849 49,495,849 – –
Utilities 16,559,132 16,559,132 – –
Short-Term Investments 39,849,305 – 39,849,305 –
Options Purchased 1,574,125 1,574,125 – –
Subtotal Investments in Securities $4,904,453,110 $2,685,738,779 $2,209,554,372 $9,159,959
Other Investments  * Total
Affiliated Short-Term Investments 816,329,811
Affiliated Registered Investment Companies 393,047,500
Collateral Held for Securities Loaned 23,573,000
Subtotal Other Investments $1,232,950,311
Total Investments at Value $6,137,403,421
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,181,561 16,181,561 – –
Total Asset Derivatives $16,181,561 $16,181,561 $– $–
Liability Derivatives
Futures Contracts 8,114,769 8,114,769 – –
Call Options Written 564,167 511,406 – 52,761
Total Liability Derivatives $8,678,936 $8,626,175 $– $52,761
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $27,499,725 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 208 June 2021 $ 45,957,263 ( $ 46,139)
CBOT 5-Yr. U.S. Treasury Note 971 June 2021 121,354,784 (1,534,899)
CBOT U.S. Long Bond 740 June 2021 119,546,741 (5,147,366)
CME E-mini S&P 500 Index 1,206 June 2021 235,608,273 3,625,948
ICE US mini MSCI Emerging Markets Index 138 June 2021 9,197,270 (72,020)
Ultra 10-Yr. U.S. Treasury Note 89 June 2021 13,239,732 (451,544)
Total Futures Long Contracts $ 544,904,063 ( $ 3,626,020)
CBOT 10-Yr. U.S. Treasury Note (432) June 2021 ( $ 57,987,861) $ 1,422,861
CME E-mini Russell 2000 Index (1,099) June 2021 (128,760,924) 6,634,549
CME E-mini S&P Mid-Cap 400 Index (401) June 2021 (106,042,001) 1,569,471
CME Euro Foreign Exchange Currency (227) June 2021 (33,888,598) 570,673
CME Ultra Long Term U.S. Treasury Bond (128) June 2021 (24,880,575) 1,684,575
Eurex Euro STOXX 50 Index (736) June 2021 (32,556,828) (862,801)
ICE mini MSCI EAFE Index (689) June 2021 (76,187,884) 673,484
Total Futures Short Contracts ( $ 460,304,671) $11,692,812
Total Futures Contracts $ 84,599,392 $8,066,792

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of March 31, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on 10-Yr. U.S. Treasury Note
Futures MSC 206.00 $ 132.50 May 2021 26,973,125 $ 399,125 $ 179,731
Put on 30-Yr. U.S. Treasury Bond
Futures CCM 200.00 160.00 May 2021 30,918,750 1,175,000 611,896
Total Options Purchased Contracts $1,574,125 $791,627
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (26.25) $ 102.72 April 2021 (26,200,781) ( $ 26) $ 143,529
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (25.00) 100.83 May 2021 (24,907,227) (52,735) 94,726
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Put on 10-Yr. U.S. Treasury Note
Futures MSC (206.00) 130.50 May 2021 (26,973,125) (177,031) (68,113)
Put on 30-Yr. U.S. Treasury Bond
Futures CCM (200.00) 153.00 May 2021 (30,918,750) (334,375) (147,479)
Total Options Written Contracts ($564,167) $22,663
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $198,466 $3,000 $– $187,976 19,439 3.3%
Core Emerging Markets Equity 42,572 – – 44,305 3,611 0.8
Core International Equity 55,122 – – 57,088 5,619 1.0
Core Low Volatility Equity 171,686 – 71,000 103,678 7,975 1.8
Global Stock 49,223 – – 51,842 3,478 0.9
High Yield 143,151 1,648 – 143,642 31,030 2.6
Income 469,539 3,264 – 451,621 41,326 8.0
International Allocation 182,193 – – 189,879 17,979 3.4
International Index 20,003 – – 20,670 1,581 0.4
Large Cap Value 207,208 – – 235,427 10,803 4.2
Limited Maturity Bond 256,404 1,038 – 256,285 25,478 4.6
Mid Cap Stock 122,036 – – 133,707 5,379 2.4
Small Cap Stock 62,851 – – 71,773 3,003 1.3
Total Affiliated Registered Investment
Companies 1,980,454 1,947,893 34.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 721,840 338,035 243,545 816,330 81,633 14.6
Total Affiliated Short-Term Investments 721,840 816,330 14.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,089 150,139 152,655 23,573 23,573 0.4
Total Collateral Held for Securities Loaned 26,089 23,573 0.4
Total Value $2,728,383 $2,787,796
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(13,490) – $2,041
Core Emerging Markets Equity – 1,733 – –
Core International Equity – 1,967 – –
Core Low Volatility Equity 5,392 (2,400) – –
Global Stock – 2,620 – –
High Yield – (1,157) – 1,645
Income – (21,182) – 3,265
International Allocation – 7,686 – –
International Index – 667 – –
Large Cap Value – 28,219 – –
Limited Maturity Bond – (1,157) – 1,038
Mid Cap Stock – 11,671 – –
Small Cap Stock – 8,923 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (75) 75 – 338
Total Income/Non Income Cash from Affiliated
Investments $8,327
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total Value $5,317 $24,175 $–

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 52.9% ) Value
Basic Materials (2.0%)
Alcoa Nederland Holding BV
$ 30,000 5.500%,  12/15/2027
a
$ 32,292
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,412
Chemours Company
20,000 5.750%,  11/15/2028
a
21,058
Cleveland-Cliffs, Inc.
20,000 5.875%,  6/1/2027 20,700
15,000 4.625%,  3/1/2029
a
14,974
15,000 4.875%,  3/1/2031
a
14,963
Consolidated Energy Finance SA
25,000 6.875%,  6/15/2025
a
25,469
First Quantum Minerals, Ltd.
35,000 7.250%,  4/1/2023
a
35,613
10,000 7.500%,  4/1/2025
a
10,325
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 31,536
30,000 4.250%,  3/1/2030 31,950
10,000 4.625%,  8/1/2030 10,882
Hecla Mining Company
10,000 7.250%,  2/15/2028 10,725
Hudbay Minerals, Inc.
30,000 4.500%,  4/1/2026
a
31,179
Ingevity Corporation
30,000 3.875%,  11/1/2028
a
29,100
Kraton Polymers, LLC
30,000 4.250%,  12/15/2025
a
30,113
Mercer International, Inc.
30,000 5.125%,  2/1/2029
a
31,080
Novelis Corporation
50,000 4.750%,  1/30/2030
a
51,535
OCI NV
30,000 4.625%,  10/15/2025
a
31,013
Olin Corporation
45,000 5.125%,  9/15/2027 46,575
Tronox Finance plc
15,000 5.750%,  10/1/2025
a
15,647
United States Steel Corporation
40,000 6.875%,  3/1/2029 40,900
Venator Finance SARL
30,000 5.750%,  7/15/2025
a
29,100
Total 627,141
Capital Goods (3.2%)
AECOM
45,000 5.125%,  3/15/2027 48,966
Amsted Industries, Inc.
30,000 5.625%,  7/1/2027
a
31,837
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,067
20,000 5.250%,  8/15/2027
a
20,402
Bombardier, Inc.
25,000 7.500%,  3/15/2025
a
24,594
25,000 7.875%,  4/15/2027
a
24,517
Brand Industrial Services, Inc.
15,000 8.500%,  7/15/2025
a
15,117
BWAY Holding Company
30,000 7.250%,  4/15/2025
a
30,000
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
19,855
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
42,600
Principal
Amount Long-Term Fixed Income (52.9%) Value
Capital Goods (3.2%) - continued
Covanta Holding Corporation
$ 30,000 6.000%,  1/1/2027 $ 31,312
5,000 5.000%,  9/1/2030 5,050
CP Atlas Buyer, Inc.
25,000 7.000%,  12/1/2028
a
26,276
Crown Cork & Seal Company, Inc.
40,000 7.375%,  12/15/2026 48,150
Fortive Corporation, Convertible
10,000 0.875%,  2/15/2022 10,137
General Electric Company
100,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,c
94,500
GFL Environmental, Inc.
10,000 4.000%,  8/1/2028
a
9,675
25,000 3.500%,  9/1/2028
a
24,250
Greenbrier Companies, Inc.,
Convertible
3,000 2.875%,  2/1/2024 3,263
H&E Equipment Services, Inc.
20,000 3.875%,  12/15/2028
a
19,450
Howmet Aerospace, Inc.
20,000 6.875%,  5/1/2025 23,175
Jeld-Wen , Inc.
30,000 4.625%,  12/15/2025
a
30,375
KBR, Inc., Convertible
23,000 2.500%,  11/1/2023 36,268
Meritor, Inc.
20,000 4.500%,  12/15/2028
a
20,060
NESCO Holdings II, Inc.
10,000 5.500%,  4/15/2029
a,d
10,258
Owens-Brockway Glass Container,
Inc.
20,000 5.875%,  8/15/2023
a
21,425
Patrick Industries, Inc., Convertible
4,000 1.000%,  2/1/2023 4,665
SRM Escrow Issuer, LLC
30,000 6.000%,  11/1/2028
a
31,440
Standard Industries, Inc.
40,000 4.375%,  7/15/2030
a
40,360
Titan Acquisition, Ltd.
10,000 7.750%,  4/15/2026
a
10,387
TransDigm , Inc.
20,000 6.250%,  3/15/2026
a
21,204
75,000 5.500%,  11/15/2027 77,635
10,000 4.625%,  1/15/2029
a
9,861
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 15,998
40,000 4.875%,  1/15/2028 42,135
20,000 4.000%,  7/15/2030 20,355
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
15,356
WESCO Distribution, Inc.
30,000 7.250%,  6/15/2028
a
33,492
Total 1,030,467
Collateralized Mortgage Obligations (0.3%)
GMACM Mortgage Loan Trust
28,085
3.627%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
27,897

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 61,233
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 $ 59,336
Total 87,233
Communications Services (4.6%)
AMC Networks, Inc.
40,000 4.250%,  2/15/2029 38,900
CCO Holdings, LLC
55,000 5.500%,  5/1/2026
a
56,721
10,000 5.125%,  5/1/2027
a
10,573
85,000 4.500%,  8/15/2030
a
86,632
Cengage Learning, Inc.
40,000 9.500%,  6/15/2024
a
40,750
Clear Channel Worldwide
Holdings, Inc.
35,000 7.750%,  4/15/2028
a
34,615
Consolidated Communications,
Inc.
20,000 5.000%,  10/1/2028
a
20,156
CSC Holdings, LLC
20,000 5.375%,  2/1/2028
a
21,025
50,000 4.125%,  12/1/2030
a
49,664
Cumulus Media New Holdings,
Inc.
20,000 6.750%,  7/1/2026
a
20,375
DISH DBS Corporation
20,000 7.375%,  7/1/2028 20,981
Embarq Corporation
15,000 7.995%,  6/1/2036 17,283
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
20,675
Front Range BidCo , Inc.
30,000 4.000%,  3/1/2027
a
29,475
25,000 6.125%,  3/1/2028
a
25,656
Frontier Communications
Corporation
20,000 5.875%,  10/15/2027
a
21,200
10,000 6.750%,  5/1/2029
a
10,547
GCI, LLC
20,000 4.750%,  10/15/2028
a
20,475
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,162
iHeartCommunications , Inc.
25,000 4.750%,  1/15/2028
a
25,187
LCPR Senior Secured Financing
DAC
20,000 6.750%,  10/15/2027
a
21,323
Level 3 Financing, Inc.
65,000 4.625%,  9/15/2027
a
66,896
40,000 4.250%,  7/1/2028
a
40,452
Ligado Networks, LLC
15,000
0.000%,PIK 15.500%,
11/1/2023
a,e,f
14,055
Meredith Corporation
20,000 6.500%,  7/1/2025
a
21,458
Netflix, Inc.
60,000 4.875%,  4/15/2028 67,875
Nexstar Escrow Corporation
40,000 5.625%,  7/15/2027
a
41,925
Principal
Amount Long-Term Fixed Income (52.9%) Value
Communications Services (4.6%) - continued
Nielsen Finance, LLC
$ 20,000 5.625%,  10/1/2028
a
$ 21,025
Radiate Holdco, LLC
15,000 6.500%,  9/15/2028
a
15,839
Scripps Escrow II, Inc.
20,000 3.875%,  1/15/2029
a
19,650
15,000 5.375%,  1/15/2031
a
14,887
SFR Group SA
50,000 7.375%,  5/1/2026
a
52,005
Sinclair Television Group, Inc.
30,000 5.500%,  3/1/2030
a
29,175
Sirius XM Radio, Inc.
15,000 5.000%,  8/1/2027
a
15,736
30,000 4.125%,  7/1/2030
a
30,034
Sprint Capital Corporation
20,000 6.875%,  11/15/2028 25,219
10,000 8.750%,  3/15/2032 14,788
Sprint Corporation
75,000 7.625%,  2/15/2025 89,438
Terrier Media Buyer, Inc.
20,000 8.875%,  12/15/2027
a
21,521
T-Mobile USA, Inc.
55,000 2.875%,  2/15/2031 53,158
United States Cellular Corporation
20,000 6.700%,  12/15/2033 24,224
Uniti Group, LP
15,000 6.500%,  2/15/2029
a
14,813
Univision Communications, Inc.
40,000 6.625%,  6/1/2027
a
42,717
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,718
ViaSat , Inc.
30,000 5.625%,  9/15/2025
a
30,494
VTR Finance NV
10,000 6.375%,  7/15/2028
a
10,800
Ziggo BV
40,000 5.500%,  1/15/2027
a
41,650
Total 1,478,927
Consumer Cyclical (6.1%)
1011778 B.C., ULC
45,000 4.375%,  1/15/2028
a
45,212
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
a
31,814
Allison Transmission, Inc.
35,000 4.750%,  10/1/2027
a
37,198
American Axle & Manufacturing,
Inc.
40,000 6.500%,  4/1/2027
g
41,500
Bloomin ' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025
a
16,896
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,344
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
52,187
Burlington Stores, Inc., Convertible
24,000 2.250%,  4/15/2025
a
36,045
Caesars Entertainment, Inc.
10,000 8.125%,  7/1/2027
a
11,027
Carnival Corporation
30,000 11.500%,  4/1/2023
a
34,387

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Consumer Cyclical (6.1%) - continued
$ 20,000 10.500%,  2/1/2026
a
$ 23,525
10,000 7.625%,  3/1/2026
a
10,743
30,000 5.750%,  3/1/2027
a
30,787
Cedar Fair, LP
25,000 5.250%,  7/15/2029 25,697
Cinemark USA, Inc.
30,000 5.875%,  3/15/2026
a
30,718
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
16,144
Colt Merger Sub, Inc.
45,000 6.250%,  7/1/2025
a
47,971
Dana, Inc.
30,000 5.625%,  6/15/2028 32,100
Dick's Sporting Goods, Inc.,
Convertible
10,000 3.250%,  4/15/2025
a
22,912
Empire Communities Corporation
30,000 7.000%,  12/15/2025
a
31,612
Expedia Group, Inc., Convertible
18,000 Zero Coupon,  2/15/2026
a
19,647
Ford Motor Company
10,000 9.000%,  4/22/2025 12,111
10,000 9.625%,  4/22/2030 13,955
30,000 7.450%,  7/16/2031 37,825
Ford Motor Company, Convertible
65,000 Zero Coupon,  3/15/2026
a
65,650
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 73,433
60,000 4.134%,  8/4/2025 62,755
Gap, Inc.
20,000 8.625%,  5/15/2025
a
22,395
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
b,c
43,200
Hanesbrands, Inc.
35,000 4.875%,  5/15/2026
a
37,538
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
31,926
Hilton Domestic Operating
Company, Inc.
20,000 4.875%,  1/15/2030 21,216
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 52,188
International Game Technology plc
30,000 5.250%,  1/15/2029
a
31,290
KB Home
30,000 4.800%,  11/15/2029 31,425
L Brands, Inc.
30,000 6.625%,  10/1/2030
a
34,254
10,000 6.875%,  11/1/2035 11,918
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
30,335
Levi Strauss & Company
40,000 3.500%,  3/1/2031
a
38,600
Live Nation Entertainment, Inc.
20,000 3.750%,  1/15/2028
a
19,725
Mattamy Group Corporation
40,000 5.250%,  12/15/2027
a
41,850
MGM Resorts International
55,000 5.500%,  4/15/2027 59,125
PetSmart, Inc.
20,000 4.750%,  2/15/2028
a
20,454
20,000 7.750%,  2/15/2029
a
21,649
Principal
Amount Long-Term Fixed Income (52.9%) Value
Consumer Cyclical (6.1%) - continued
Prime Security Services Borrower,
LLC
$ 55,000 5.750%,  4/15/2026
a
$ 59,513
Real Hero Merger Sub 2, Inc.
20,000 6.250%,  2/1/2029
a
20,650
Realogy Group, LLC
30,000 5.750%,  1/15/2029
a
29,588
Rite Aid Corporation
15,000 7.500%,  7/1/2025
a
15,581
Royal Caribbean Cruises, Ltd.
30,000 9.125%,  6/15/2023
a
33,058
10,000 11.500%,  6/1/2025
a
11,663
15,000 5.500%,  4/1/2028
a
15,075
Scientific Games International, Inc.
45,000 5.000%,  10/15/2025
a
46,607
30,000 7.250%,  11/15/2029
a
32,550
SeaWorld Parks and
Entertainment, Inc.
20,000 9.500%,  8/1/2025
a
21,737
Six Flags Entertainment
Corporation
10,000 5.500%,  4/15/2027
a,g
10,363
Six Flags Theme Parks, Inc.
10,000 7.000%,  7/1/2025
a
10,813
Staples, Inc.
50,000 7.500%,  4/15/2026
a
52,738
Tenneco, Inc.
20,000 5.000%,  7/15/2026 18,850
Uber Technologies, Inc.
20,000 6.250%,  1/15/2028
a
21,784
Under Armour , Inc., Convertible
3,000 1.500%,  6/1/2024
a
5,878
Vista Outdoor, Inc.
30,000 4.500%,  3/15/2029
a
29,684
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
22,707
Wyndham Hotels & Resorts, Inc.
10,000 4.375%,  8/15/2028
a
10,115
Yum! Brands, Inc.
40,000 4.750%,  1/15/2030
a
42,292
ZF North America Capital, Inc.
20,000 4.750%,  4/29/2025
a
21,471
Total 1,948,000
Consumer Non-Cyclical (4.9%)
Albertson's Companies, Inc.
60,000 3.500%,  3/15/2029
a
57,098
Aramark Services, Inc.
20,000 6.375%,  5/1/2025
a
21,200
Bausch Health Companies, Inc.
10,000 5.000%,  1/30/2028
a
10,125
40,000 5.000%,  2/15/2029
a
39,725
Callaway Golf Company,
Convertible
2,000 2.750%,  5/1/2026
a
3,422
Centene Corporation
50,000 5.375%,  6/1/2026
a
52,285
10,000 4.250%,  12/15/2027 10,519
15,000 4.625%,  12/15/2029 16,235
10,000 3.000%,  10/15/2030 9,983
Central Garden & Pet Company
20,000 4.125%,  10/15/2030 20,200

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Consumer Non-Cyclical (4.9%) - continued
Community Health Systems, Inc.
$ 15,000 5.625%,  3/15/2027
a
$ 15,712
20,000 6.000%,  1/15/2029
a
21,150
40,000 6.875%,  4/15/2029
a
41,875
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
40,754
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
21,120
Encompass Health Corporation
50,000 4.500%,  2/1/2028 51,206
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a
21,725
Energizer Holdings, Inc.
35,000 4.375%,  3/31/2029
a
35,123
H. J. Heinz Company
10,000 5.200%,  7/15/2045 11,566
HCA, Inc.
110,000 5.375%,  2/1/2025 122,707
HLF Financing SARL, LLC
20,000 7.250%,  8/15/2026
a
20,950
Illumina, Inc.
30,000 9.000%,  7/1/2028
a
33,759
Illumina, Inc., Convertible
2,000 0.500%,  6/15/2021 3,008
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,819
JBS USA, LLC
65,000 6.500%,  4/15/2029
a
73,418
Kraft Foods Group, Inc.
40,000 5.000%,  6/4/2042 45,016
Kraft Heinz Foods Company
40,000 4.625%,  1/30/2029 44,893
60,000 3.750%,  4/1/2030 63,681
20,000 4.250%,  3/1/2031 22,019
Mattel, Inc.
35,000 3.375%,  4/1/2026
a
36,135
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
30,869
MPH Acquisition Holdings, LLC
20,000 5.750%,  11/1/2028
a,g
19,500
Ortho-Clinical Diagnostics, Inc.
20,000 7.250%,  2/1/2028
a
21,913
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
42,426
Pilgrim's Pride Corporation
10,000 5.875%,  9/30/2027
a
10,717
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,c
43,050
Scotts Miracle- Gro Company
40,000 4.500%,  10/15/2029 41,238
SEG Holding, LLC
30,000 5.625%,  10/15/2028
a
31,425
Simmons Foods, Inc.
20,000 4.625%,  3/1/2029
a
20,175
Spectrum Brands, Inc.
10,000 5.000%,  10/1/2029
a
10,550
10,000 5.500%,  7/15/2030
a
10,700
Syneos Health, Inc.
20,000 3.625%,  1/15/2029
a
19,450
Teleflex, Inc.
40,000 4.250%,  6/1/2028
a
41,450
Principal
Amount Long-Term Fixed Income (52.9%) Value
Consumer Non-Cyclical (4.9%) - continued
Tenet Healthcare Corporation
$ 25,000 4.625%,  7/15/2024 $ 25,517
50,000 5.125%,  11/1/2027
a
52,285
15,000 6.125%,  10/1/2028
a
15,656
Teva Pharmaceutical Finance
Netherlands III BV
40,000 2.800%,  7/21/2023 39,822
United Natural Foods, Inc.
30,000 6.750%,  10/15/2028
a
32,063
VRX Escrow Corporation
85,000 6.125%,  4/15/2025
a
87,142
Winnebago Industries, Inc.,
Convertible
16,000 1.500%,  4/1/2025 22,160
Total 1,588,536
Energy (5.7%)
Antero Midstream Partners, LP
10,000 5.750%,  3/1/2027
a
10,002
Antero Resources Corporation
25,000 5.000%,  3/1/2025 25,019
Apache Corporation
20,000 4.875%,  11/15/2027 20,500
30,000 4.375%,  10/15/2028 29,910
Archrock Partners, LP
25,000 6.250%,  4/1/2028
a
25,395
BP Capital Markets plc
40,000 4.875%,  3/22/2030
b,c
42,850
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 29,654
Centennial Resource Production,
LLC
30,000 6.875%,  4/1/2027
a
26,700
Cheniere Energy Partners, LP
60,000 5.625%,  10/1/2026 62,742
Cheniere Energy, Inc., Convertible
3,000 4.250%,  3/15/2045 2,451
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
20,784
Comstock Resources, Inc.
20,000 9.750%,  8/15/2026 21,700
Continental Resources, Inc.
10,000 4.375%,  1/15/2028 10,515
20,000 5.750%,  1/15/2031
a
22,597
Enagas SA
35,000 5.500%,  1/15/2028
a
34,183
Enbridge, Inc.
137,000 6.250%,  3/1/2078
b
143,426
48,000 5.750%,  7/15/2080
b
51,360
Encana Corporation
10,000 6.625%,  8/15/2037 12,026
Endeavor Energy Resources, LP
20,000 5.750%,  1/30/2028
a
21,126
Energean Israel Finance, Ltd.
30,000 4.500%,  3/30/2024
a
30,152
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,c
22,125
EnLink Midstream Partners, LP
30,000 4.850%,  7/15/2026 28,981
20,000 5.600%,  4/1/2044 16,600
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
70,531

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Energy (5.7%) - continued
EQM Midstream Partners, LP
$ 30,000 6.500%,  7/1/2027
a
$ 32,617
10,000 6.500%,  7/15/2048 9,975
EQT Corporation
30,000 3.900%,  10/1/2027 30,600
EQT Corporation, Convertible
7,000 1.750%,  5/1/2026
a
10,282
Genesis Energy, LP
10,000 6.500%,  10/1/2025 9,802
Harvest Midstream, LP
30,000 7.500%,  9/1/2028
a
32,241
Hess Midstream Operations, LP
20,000 5.625%,  2/15/2026
a
20,600
Hilcorp Energy I, LP
30,000 5.750%,  2/1/2029
a
30,262
Murphy Oil Corporation
25,000 5.875%,  12/1/2027 24,500
Nabors Industries, Ltd.
20,000 7.250%,  1/15/2026
a
16,600
Newfield Exploration Company
20,000 5.625%,  7/1/2024 21,987
NGL Energy Operating, LLC
20,000 7.500%,  2/1/2026
a
20,550
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,300
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 32,116
Occidental Petroleum Corporation
10,000 3.450%,  7/15/2024 10,000
50,000 2.900%,  8/15/2024 49,452
20,000 3.400%,  4/15/2026 19,420
65,000 3.500%,  8/15/2029 60,989
20,000 6.450%,  9/15/2036 22,075
40,000 4.400%,  4/15/2046 34,258
Ovintiv , Inc.
10,000 7.375%,  11/1/2031 12,720
PBF Holding Company, LLC
25,000 9.250%,  5/15/2025
a
25,524
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 991
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025
a
10,962
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
48,754
Range Resources Corporation
10,000 9.250%,  2/1/2026 10,865
10,000 8.250%,  1/15/2029
a
10,700
Southwestern Energy Company
30,000 7.500%,  4/1/2026 31,741
Sunoco, LP
40,000 6.000%,  4/15/2027 41,850
Targa Resources Partners, LP
20,000 5.375%,  2/1/2027 20,741
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a,d
25,302
TransCanada Trust
100,000 5.300%,  3/15/2077
b
104,444
Transocean Guardian, Ltd.
21,750 5.875%,  1/15/2024
a
19,032
Transocean Proteus, Ltd.
12,000 6.250%,  12/1/2024
a
11,400
Principal
Amount Long-Term Fixed Income (52.9%) Value
Energy (5.7%) - continued
USA Compression Partners, LP
$ 10,000 6.875%,  4/1/2026 $ 10,256
Vine Energy Holdings, LLC
20,000 6.750%,  4/15/2029
a,d
20,000
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
a
22,118
Weatherford International, Ltd.
30,000 8.750%,  9/1/2024
a
31,383
20,000 11.000%,  12/1/2024
a
19,200
Western Midstream Operating, LP
20,000 4.350%,  2/1/2025 20,700
20,000 3.950%,  6/1/2025 20,540
10,000 5.500%,  8/15/2048 9,841
Total 1,818,019
Financials (16.1%)
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,c
63,200
Ally Financial, Inc.
45,000 5.750%,  11/20/2025 51,123
Ares Capital Corporation,
Convertible
9,000 4.625%,  3/1/2024 9,782
BAC Capital Trust XIV
34,000
4.000%,  (LIBOR 3M +
0.400%), 4/19/2021
b,c
33,405
Bank of America Corporation
42,000 6.100%,  9/5/2024
b,c
46,620
284,000 6.250%,  3/5/2025
b,c
314,331
84,000 5.875%,  3/15/2028
b,c
91,616
Bank of New York Mellon
Corporation
20,000 4.700%,  9/20/2025
b,c
21,669
Bank of Nova Scotia
60,000 4.900%,  6/4/2025
b,c
63,788
Barclays plc
100,000 8.000%,  6/15/2024
b,c
111,000
Burford Capital Global Finance,
LLC
15,000 6.250%,  4/15/2028
a,d
15,375
CANPACK SA
30,000 3.125%,  11/1/2025
a
30,450
Cascades USA, Inc.
20,000 5.125%,  1/15/2026
a
21,225
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c
194,422
128,000 4.000%,  6/1/2026
b,c
129,894
Chobani , LLC
30,000 4.625%,  11/15/2028
a
30,600
Citigroup, Inc.
86,000
4.672%,  (LIBOR 3M +
4.478%), 5/15/2021
b,c
86,328
82,000 5.950%,  1/30/2023
b,c
86,029
68,000 5.000%,  9/12/2024
b,c
70,060
34,000 5.950%,  5/15/2025
b,c
36,635
45,000 4.000%,  12/10/2025
b,c
45,439
120,000 3.875%,  2/18/2026
b,c
119,440
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c
22,025
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
25,500
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,b,c
48,200

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Financials (16.1%) - continued
Credit Suisse Group AG
$ 51,000 7.500%,  12/11/2023
a,b,c
$ 55,199
Dai-ichi Life Insurance Company,
Ltd.
120,000 5.100%,  10/28/2024
a,b,c,g
132,750
Drawbridge Special Opportunities
Fund, LP
40,000 3.875%,  2/15/2026
a
41,030
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,600
10,000 4.625%,  10/1/2027
a
10,576
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 9,115
Fifth Third Bancorp
46,000 4.500%,  9/30/2025
b,c
48,852
Fortress Transportation
20,000 6.500%,  10/1/2025
a
20,900
FTI Consulting, Inc., Convertible
16,000 2.000%,  8/15/2023 23,328
Global Net Lease, Inc.
25,000 3.750%,  12/15/2027
a
24,368
Goldman Sachs Group, Inc.
125,000 5.500%,  8/10/2024
b,c
135,000
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
11,000 4.125%,  9/1/2022 22,674
Hartford Financial Services Group,
Inc.
100,000
2.319%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
95,998
HSBC Holdings plc
55,000 6.375%,  3/30/2025
b,c
60,610
36,000 6.500%,  3/23/2028
b,c
40,365
70,000 4.600%,  12/17/2030
b,c
69,212
Huntington Bancshares, Inc.
64,000 4.450%,  10/15/2027
b,c
66,637
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 72,275
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
66,503
iStar , Inc.
30,000 4.250%,  8/1/2025 30,207
iStar , Inc., Convertible
8,000 3.125%,  9/15/2022 10,540
J.P. Morgan Chase & Company
140,000
3.558%,  (LIBOR 3M +
3.320%), 7/1/2021
b,c
139,370
105,000 5.150%,  5/1/2023
b,c
108,612
40,000 6.000%,  8/1/2023
b,c
41,929
40,000 6.750%,  2/1/2024
b,c
43,800
168,000 5.000%,  8/1/2024
b,c
173,670
J.P. Morgan Chase Capital XXIII
100,000
1.194%,  (LIBOR 3M +
1.000%), 5/15/2047
b
85,500
Lincoln National Corporation
100,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
85,738
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,c
44,600
100,000 6.657%,  5/21/2037
a,b,c
129,000
Principal
Amount Long-Term Fixed Income (52.9%) Value
Financials (16.1%) - continued
LPL Holdings, Inc.
$ 20,000 4.000%,  3/15/2029
a
$ 20,150
MetLife, Inc.
40,000 3.850%,  9/15/2025
b,c
41,300
92,000 5.875%,  3/15/2028
b,c
101,890
MGIC Investment Corporation,
Convertible
21,000 9.000%,  4/1/2063
a
28,192
MGM Growth Properties Operating
Partnership, LP
35,000 4.500%,  9/1/2026 36,631
MPT Operating Partnership, LP
30,000 4.625%,  8/1/2029 31,561
NFP Corporation
10,000 6.875%,  8/15/2028
a
10,375
Nippon Life Insurance Company
97,000 5.100%,  10/16/2044
a,b
107,185
72,000 3.400%,  1/23/2050
a,b
73,260
Pebblebrook Hotel Trust,
Convertible
19,000 1.750%,  12/15/2026 22,230
PennyMac Financial Services, Inc.
20,000 4.250%,  2/15/2029
a
19,125
Playtika Holding Corporation
10,000 4.250%,  3/15/2029
a
9,852
Provident Financing Trust I
25,000 7.405%,  3/15/2038 28,808
Prudential Financial, Inc.
138,000 5.625%,  6/15/2043
b
147,887
86,000 5.200%,  3/15/2044
b
91,576
20,000 3.700%,  10/1/2050
b
20,224
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
19,250
Regions Financial Corporation
40,000 5.750%,  6/15/2025
b,c
44,050
Royal Bank of Scotland Group plc
40,000 8.625%,  8/15/2021
b,c
40,950
Service Properties Trust
30,000 4.750%,  10/1/2026 29,250
20,000 5.500%,  12/15/2027 21,155
Societe Generale SA
40,000 8.000%,  9/29/2025
a,b,c
46,912
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 22,749
35,000 7.125%,  3/15/2026 40,367
10,000 6.625%,  1/15/2028 11,333
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
104,500
Starwood Property Trust, Inc.,
Convertible
7,000 4.375%,  4/1/2023 7,293
Summit Hotel Properties, Inc.,
Convertible
8,000 1.500%,  2/15/2026 8,815
Truist Financial Corporation
110,000 4.950%,  9/1/2025
b,c
119,213
USB Realty Corporation
68,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
52,700
VICI Properties, LP
10,000 4.250%,  12/1/2026
a
10,231
10,000 3.750%,  2/15/2027
a
10,000
20,000 4.625%,  12/1/2029
a
20,747

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Financials (16.1%) - continued
Wachovia Capital Trust II
$ 30,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
$ 28,755
Wells Fargo & Company
62,000 3.900%,  3/15/2026
b,c
62,614
Total 5,178,244
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,094
19,000 0.375%,  9/1/2027 20,603
Banff Merger Sub, Inc.
15,000 9.750%,  9/1/2026
a
15,975
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
30,601
CommScope , Inc.
20,000 7.125%,  7/1/2028
a
21,242
Diamond Sports Group, LLC
45,000 6.625%,  8/15/2027
a
23,400
Gartner, Inc.
10,000 4.500%,  7/1/2028
a
10,312
30,000 3.750%,  10/1/2030
a
29,752
J2 Global, Inc., Convertible
23,000 1.750%,  11/1/2026
a
26,953
10,000 3.250%,  6/15/2029 17,681
Lumentum Holdings, Inc.,
Convertible
11,000 0.250%,  3/15/2024 17,621
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 29,575
NCR Corporation
50,000 6.125%,  9/1/2029
a
52,937
NortonLifeLock , Inc., Convertible
3,000 2.000%,  8/15/2022
a
3,493
Nuance Communications, Inc.,
Convertible
27,000 1.250%,  4/1/2025 61,341
ON Semiconductor Corporation,
Convertible
29,000 1.625%,  10/15/2023 60,121
Open Text Corporation
15,000 4.125%,  2/15/2030
a
15,205
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,262
Qorvo , Inc.
20,000 3.375%,  4/1/2031
a
19,598
Rackspace Technology Global,
Inc.
20,000 5.375%,  12/1/2028
a,g
20,337
Seagate HDD Cayman
30,000 3.375%,  7/15/2031
a
28,844
Sensata Technologies, Inc.
40,000 3.750%,  2/15/2031
a
39,438
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,375
SS&C Technologies, Inc.
30,000 5.500%,  9/30/2027
a
31,952
Switch, Ltd.
30,000 3.750%,  9/15/2028
a
29,542
Principal
Amount Long-Term Fixed Income (52.9%) Value
Technology (2.1%) - continued
Teradyne, Inc., Convertible
$ 7,000 1.250%,  12/15/2023 $ 26,924
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 12,389
Vishay Intertechnology , Inc.,
Convertible
11,000 2.250%,  6/15/2025 11,963
Total 690,530
Transportation (1.0%)
Air Transport Services Group, Inc.,
Convertible
8,000 1.125%,  10/15/2024 8,940
American Airlines, Inc.
30,000 11.750%,  7/15/2025
a
37,110
40,000 5.500%,  4/20/2026
a
41,628
5,000 5.750%,  4/20/2029
a
5,318
Avis Budget Car Rental, LLC
20,000 5.375%,  3/1/2029
a
20,688
Delta Air Lines, Inc.
30,000 7.000%,  5/1/2025
a
34,559
Hawaiian Brand Intellectual
Property, Ltd.
30,000 5.750%,  1/20/2026
a
31,878
Meritor, Inc., Convertible
26,000 3.250%,  10/15/2037 30,469
Mileage Plus Holdings, LLC
30,000 6.500%,  6/20/2027
a
32,887
Southwest Airlines Company,
Convertible
18,000 1.250%,  5/1/2025 30,904
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
52,437
Total 326,818
U.S. Government & Agencies (5.2%)
U.S. Treasury Bonds
406,000 1.125%,  2/15/2031 383,606
U.S. Treasury Notes
1,305,000 0.375%,  1/31/2026 1,272,681
Total 1,656,287
Utilities (1.7%)
Calpine Corporation
50,000 4.500%,  2/15/2028
a
50,420
Dominion Energy, Inc.
56,000 4.650%,  12/15/2024
b,c
58,957
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,c
53,881
NextEra Energy Operating
Partners, LP
35,000 3.875%,  10/15/2026
a
36,706
NextEra Energy Partners, LP,
Convertible
14,000 Zero Coupon,  11/15/2025
a
15,006
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
79,502
NRG Energy, Inc.
35,000 3.375%,  2/15/2029
a
34,169
PG&E Corporation
30,000 5.250%,  7/1/2030 31,800
Sempra Energy
40,000 4.875%,  10/15/2025
b,c
42,800

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.9%) Value
Utilities (1.7%) - continued
Southern Company
$ 40,000 4.000%,  1/15/2051
b
$ 42,210
Talen Energy Supply, LLC
20,000 7.625%,  6/1/2028
a
20,250
TerraForm Power Operating, LLC
35,000 5.000%,  1/31/2028
a
37,767
Vistra Operations Company, LLC
30,000 5.000%,  7/31/2027
a
30,901
Total 534,369
Total Long-Term Fixed Income
(cost $16,420,168) 16,964,571
Shares
Registered Investment
Companies ( 32.1% ) Value
Unaffiliated  (22.3%)
15,000 Aberdeen Asia-Pacific Income
Fund, Inc. 61,350
8,356 AllianceBernstein Global High
Income Fund, Inc. 99,019
9,648 Barings Global Short Duration
High Yield Fund 155,140
14,801 BlackRock Core Bond Trust 232,376
6,859 BlackRock Corporate High Yield
Fund, Inc. 80,525
15,183 BlackRock Credit Allocation
Income Trust 222,886
12,083 BlackRock Enhanced Equity
Dividend Trust 114,305
13,425 BlackRock Enhanced Global
Dividend Trust 154,253
8,095 BlackRock Multi-Sector Income
Trust 145,872
3,629 Blackstone Senior Floating Rate
Term Fund 56,467
36,600 BNY Mellon High Yield Strategies
Fund 113,094
4,218 Brookfield Real Assets Income
Fund, Inc. 87,313
6,040 Clough Global Opportunities Fund 73,990
4,374 Cohen & Steers Quality Income
Realty Fund, Inc. 60,886
8,610 Eaton Vance Limited Duration
Income Fund 108,744
180 Eaton Vance Senior Floating-Rate
Trust 2,482
6,772 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 62,980
6,736 First Trust High Income Long/Short
Fund 101,848
4,971 First Trust Senior Floating Rate
Income Fund II 60,945
10,620 Invesco Dynamic Credit
Opportunities Fund 120,749
3,500 Invesco Variable Rate Preferred
ETF
g
90,475
100 iShares International Select 3,148
150 iShares Mortgage Real Estate
Capped ETF 5,289
40 iShares Residential Real Estate
ETF 2,960
26,700 iShares S&P U.S. Preferred Stock
Index Fund
g
1,025,280
Shares
Registered Investment
Companies (32.1%) Value
Unaffiliated  (22.3%)- continued
13,803 Ivy High Income Opportunities
Fund $ 188,273
12,310 Liberty All-Star Equity Fund 93,925
11,597 Madison Covered Call & Equity
Strategy Fund 87,673
10,239 New America High Income Fund,
Inc. 92,765
17,162 Nuveen Credit Strategies Income
Fund 111,553
200 Nuveen Floating Rate Income
Fund 1,932
7,743 Nuveen Global High Income Fund 119,784
10,608 Nuveen Senior Income Fund 59,511
4,113 Nuveen Short Duration Credit
Opportunities Fund 58,076
14,008 PGIM Global High Yield Fund, Inc. 208,999
10,729 PGIM High Yield Bond Fund, Inc. 168,016
5,490 Pimco Dynamic Credit And
Mortgage Income Fund 122,262
6,826 Pioneer High Income Trust 63,960
6,233 Royce Micro-Cap Trust, Inc. 70,433
5,220 Royce Value Trust, Inc. 94,534
11,459 SPDR Bloomberg Barclays High
Yield Bond ETF
g
1,246,739
9,545 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 260,865
10,974 Templeton Emerging Markets
Income Fund 80,878
3,876 Tri-Continental Corporation 125,699
9,808 Virtus Dividend, Interst & Premium
Strategy Fund 135,154
5,125 Voya Asia Pacific High Dividend
Equity Income Fund 47,663
16,022 Voya Global Equity Dividend &
Premium Opportunity Fund 91,325
6,276 Voya Infrastructure Industrials and
Materials Fund 77,697
26,614 Wells Fargo Global Dividend
Opportunity Fund 139,990
14,463 Wells Fargo Income Opportunities
Fund 122,068
7,352 Western Asset High Income
Opportunity Fund, Inc. 37,348
Total 7,149,498
Affiliated  (9.8%)
324,614 Thrivent Core Emerging Markets
Debt Fund 3,139,016
Total 3,139,016
Total Registered Investment
Companies (cost $9,995,141) 10,288,514
Shares
Collateral Held for Securities
Loaned ( 7.7% ) Value
2,462,933 Thrivent Cash Management Trust 2,462,933
Total Collateral Held for
Securities Loaned
(cost $2,462,933) 2,462,933
Shares Common Stock ( 5.7% ) Value
Communications Services (0.2%)
68 Charter Communications, Inc.
h
41,957
472 Twitter, Inc.
h
30,033

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (5.7%) Value
Communications Services (0.2%) - continued
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
$ 398
Total 72,388
Consumer Discretionary (0.4%)
529 Bloomin ' Brands, Inc.
h
14,310
11 Booking Holdings, Inc.
h
25,628
38 Burlington Stores, Inc.
h
11,354
497 Callaway Golf Company 13,295
113 Dick's Sporting Goods, Inc. 8,605
2,440 Under Armour , Inc., Class C
h
45,042
Total 118,234
Consumer Staples (0.1%)
325 Bunge, Ltd. 25,763
Total 25,763
Energy (0.9%)
87 Cheniere Energy, Inc.
h
6,265
1,420 Enbridge, Inc. 51,688
1,500 Enterprise Products Partners, LP 33,030
582 EQT Corporation
h
10,814
1,700 Kinder Morgan, Inc. 28,305
1,800 MPLX, LP 46,134
197 PDC Energy, Inc.
h
6,777
109 Pioneer Natural Resources
Company 17,311
230 SM Energy Company 3,765
1,100 TC Energy Corporation 50,325
1,900 Williams Companies, Inc. 45,011
Total 299,425
Financials (2.1%)
5,636 AG Mortgage Investment Trust,
Inc. 22,713
11,258 Annaly Capital Management, Inc. 96,819
2,500 Apollo Commercial Real Estate
Finance, Inc. 34,925
136 Ares Capital Corporation 2,545
368 Bank of America Corporation 14,238
4,300 BlackRock TCP Capital
Corporation 59,469
266 Blackstone Mortgage Trust, Inc. 8,246
2,900 Chimera Investment Corporation 36,830
2,500 FS KKR Capital Corporation 49,575
3,100 FS KKR Capital Corporation II 60,543
4,375 Golub Capital BDC, Inc. 63,962
5,511 Granite Point Mortgage Trust, Inc. 65,967
471 KKR & Company, Inc. 23,008
2,645 Sixth Street Specialty Lending, Inc. 55,624
234 Starwood Property Trust, Inc. 5,789
7,047 Two Harbors Investment
Corporation 51,655
282 Wells Fargo & Company 11,018
Total 662,926
Health Care (0.3%)
70 Anthem, Inc. 25,126
207 Danaher Corporation 46,592
29 Illumina, Inc.
h
11,138
Total 82,856
Industrials (0.4%)
211 Chart Industries, Inc.
h
30,036
Shares Common Stock (5.7%) Value
Industrials (0.4%) - continued
177 Fortive Corporation $ 12,503
364 Greenbrier Companies, Inc. 17,188
300 Meritor, Inc.
h
8,826
379 Patrick Industries, Inc. 32,215
144 Southwest Airlines Company
h
8,793
73 Stanley Black & Decker, Inc. 14,576
60 Tutor Perini Corporation
h
1,137
Total 125,274
Information Technology (0.8%)
130 Broadcom, Ltd. 60,276
307 II-VI, Inc.
h
20,990
138 Lumentum Holdings, Inc.
h
12,606
210 Microchip Technology, Inc. 32,596
582 Micron Technology, Inc.
h
51,338
143 Motorola Solutions, Inc. 26,891
289 ON Semiconductor Corporation
h
12,025
1,840 Sabre Corporation
h
27,250
10 ServiceNow , Inc.
h
5,001
51 Teradyne, Inc. 6,206
90 Western Digital Corporation 6,008
Total 261,187
Materials (<0.1%)
32 International Flavors & Fragrances,
Inc. 4,467
Total 4,467
Real Estate (0.5%)
5,144 AGNC Investment Corporation 86,213
135 iSTAR Financial, Inc. 2,400
6,794 New Residential Investment
Corporation 76,433
192 Pebblebrook Hotel Trust 4,664
Total 169,710
Utilities (<0.1%)
51 NextEra Energy Partners, LP 3,717
99 NextEra Energy, Inc. 7,485
Total 11,202
Total Common Stock
(cost $1,731,349) 1,833,432
Shares Preferred Stock ( 5.5% ) Value
Communications Services (0.5%)
5,050 AT&T, Inc., 4.750%
c
127,614
1,450 AT&T, Inc., 5.000%
c,g
38,236
Total 165,850
Consumer Discretionary (<0.1%)
142 International Flavors & Fragrances,
Inc., Convertible, 6.000% 6,964
Total 6,964
Consumer Staples (0.2%)
2,000 CHS, Inc., 6.750%
b,c
55,240
Total 55,240
Energy (0.4%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
91,022
525 Energy Transfer Operating, LP,
7.600%
b,c
12,553

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (5.5%) Value
Energy (0.4%) - continued
1,415 Nustar Logistics, LP, 6.975%
b
$ 34,880
Total 138,455
Financials (3.5%)
1,050 Aegon Funding Corporation II,
5.100% 27,247
3,500 Allstate Corporation, 5.100%
c
94,535
1,000 Bank of America Corporation,
5.000%
c
26,470
1,089 Bank of America Corporation,
5.375%
c
29,490
11 Bank of America Corporation,
Convertible, 7.250%
c
15,378
2,050 Capital One Financial Corporation,
5.000%
c
52,788
2,000 Citigroup Capital XIII, 6.582%
b
53,800
2,400 Equitable Holdings, Inc., 5.250%
c
63,072
65 First Horizon Bank, 3.750%
a,b,c
53,950
4,300 GMAC Capital Trust I, 5.983%
b
109,564
1,450 J.P. Morgan Chase & Company,
4.750%
c
38,309
1,700 J.P. Morgan Chase & Company,
5.750%
c
46,087
1,700 Legg Mason, Inc., 5.450% 43,350
4,800 Morgan Stanley, 5.850%
b,c
136,704
1,700 Morgan Stanley, 7.125%
b,c,g
49,062
250 Synovus Financial Corporation,
5.875%
b,c
6,720
2,500 Truist Financial Corporation,
4.750%
c
64,375
146 Wells Fargo & Company,
Convertible, 7.500%
c
206,942
Total 1,117,843
Health Care (<0.1%)
5 Danaher Corporation, Convertible,
5.000% 6,476
Total 6,476
Industrials (0.1%)
11 Fortive Corporation, Convertible,
5.000% 10,951
230 Stanley Black & Decker, Inc.,
Convertible, 5.250% 27,135
Total 38,086
Real Estate (0.4%)
3,775 Public Storage, 4.125%
c
97,433
800 Public Storage, 4.625%
c
21,488
200 Public Storage, 4.700%
c
5,362
325 Public Storage, 4.875%
c
8,703
Total 132,986
Utilities (0.4%)
77 American Electric Power
Company, Inc., Convertible,
6.125% 3,716
266 NextEra Energy, Inc., Convertible,
4.872% 15,271
3,200 Southern Company, 4.950% 84,224
Shares Preferred Stock (5.5%) Value
Utilities (0.4%) - continued
262 Southern Company, Convertible,
6.750% $ 13,344
Total 116,555
Total Preferred Stock
(cost $1,754,972) 1,778,455
Shares Short-Term Investments ( 3.8% ) Value
Thrivent Core Short-Term Reserve
Fund
123,436 0.180% 1,234,355
Total Short-Term Investments
(cost $1,234,296) 1,234,355
Total Investments (cost
$33,598,859) 107.7% $34,562,260
Other Assets and Liabilities, Net
(7.7%) (2,472,432)
Total Net Assets 100.0% $32,089,828
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $7,322,574 or 22.8% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 187,958
Common Stock 2,229,893
Total lending $2,417,851
Gross amount payable upon return of
collateral for securities loaned $2,462,933
Net amounts due to counterparty
$45,082
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 627,141 – 627,141 –
Capital Goods 1,030,467 – 1,030,467 –
Collateralized Mortgage Obligations 87,233 – 87,233 –
Communications Services 1,478,927 – 1,464,872 14,055
Consumer Cyclical 1,948,000 – 1,948,000 –
Consumer Non-Cyclical 1,588,536 – 1,588,536 –
Energy 1,818,019 – 1,818,019 –
Financials 5,178,244 – 5,178,244 –
Technology 690,530 – 690,530 –
Transportation 326,818 – 326,818 –
U.S. Government & Agencies 1,656,287 – 1,656,287 –
Utilities 534,369 – 534,369 –
Registered Investment Companies
Unaffiliated 7,149,498 7,149,498 – –
Common Stock
Communications Services 72,388 71,990 398 –
Consumer Discretionary 118,234 118,234 – –
Consumer Staples 25,763 25,763 – –
Energy 299,425 299,425 – –
Financials 662,926 662,926 – –
Health Care 82,856 82,856 – –
Industrials 125,274 125,274 – –
Information Technology 261,187 261,187 – –
Materials 4,467 4,467 – –
Real Estate 169,710 169,710 – –
Utilities 11,202 11,202 – –
Preferred Stock
Communications Services 165,850 165,850 – –
Consumer Discretionary 6,964 6,964 – –
Consumer Staples 55,240 55,240 – –
Energy 138,455 138,455 – –
Financials 1,117,843 1,063,893 53,950 –
Health Care 6,476 6,476 – –
Industrials 38,086 38,086 – –
Real Estate 132,986 132,986 – –
Utilities 116,555 116,555 – –
Subtotal Investments in Securities $27,725,956 $10,707,037 $17,004,864 $14,055
Other Investments  * Total
Affiliated Registered Investment Companies 3,139,016
Affiliated Short-Term Investments 1,234,355
Collateral Held for Securities Loaned 2,462,933
Subtotal Other Investments $6,836,304
Total Investments at Value $34,562,260
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,796 $547 $– $3,139 325 9.8%
Total Affiliated Registered Investment
Companies 2,796 3,139 9.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 678 7,173 6,617 1,234 123 3.8
Total Affiliated Short-Term Investments 678 1,234 3.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 173 8,585 6,295 2,463 2,463 7.7
Total Collateral Held for Securities Loaned 173 2,463 7.7
Total Value $3,647 $6,836
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(204) – $32
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 0 0 – 0
Total Income/Non Income Cash from Affiliated
Investments $32
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $0 $(204) $–

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 21.5% )
a
Value
Basic Materials (1.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 82,662
4.690%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 82,132
Chemours Company, Term Loan
364,581
1.860%,  (LIBOR 1M +
1.750%), 4/3/2025
b
353,341
Hexion, Inc., Term Loan
306,877
3.740%,  (LIBOR 3M +
3.500%), 7/1/2026
b
306,686
INEOS US Petrochem, LLC, Term
Loan
515,000
3.250%,  (LIBOR 3M +
2.750%), 1/29/2026
b
513,069
Innophos Holdings, Inc., Term
Loan
306,900
3.609%,  (LIBOR 1M +
3.500%), 2/7/2027
b
305,749
Momentive Performance Materials
USA, LLC, Term Loan
287,873
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
282,835
Nouryon USA, LLC, Term Loan
791,536
2.860%,  (LIBOR 1M +
2.750%), 10/1/2025
b
778,840
Pixelle Specialty Solutions, LLC,
Term Loan
536,223
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
535,665
PQ Corporation, Term Loan
258,866
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
258,758
Venator Finance SARL, Term Loan
384,005
3.109%,  (LIBOR 1M +
3.000%), 8/8/2024
b
378,406
Total 3,795,481
Capital Goods (2.4%)
Flex Acquisition Company, Inc.,
Term Loan
606,586
3.238%,  (LIBOR 3M +
3.250%), 6/29/2025
b
595,970
40,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
39,456
Gemini HDPE, LLC, Term Loan
480,000
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
477,302
GFL Environmental, Inc., Term
Loan
523,688
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
523,688
Mauser Packaging Solutions
Holding Company, Term Loan
432,306
3.443%,  (LIBOR 3M +
3.250%), 4/3/2024
b
422,579
MI Windows and Doors, Inc., Term
Loan
294,263
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
295,184
Natgasoline, LLC, Term Loan
366,562
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
362,897
Principal
Amount Bank Loans (21.5%)
a
Value
Capital Goods (2.4%) - continued
Navistar, Inc., Term Loan
$ 620,800
3.620%,  (LIBOR 1M +
3.500%), 11/6/2024
b
$ 620,645
Pactiv Evergreen Group Holdings,
Inc., Term Loan
430,163
2.859%,  (LIBOR 1M +
2.750%), 2/5/2023
b
428,082
209,475
3.359%,  (LIBOR 1M +
3.250%), 2/5/2026
b
206,961
TransDigm, Inc., Term Loan
1,086,250
2.359%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,062,711
TricorBraun Holdings, Inc.,
Delayed Draw
110,176
0.000%,  (LIBOR 1M +
3.250%), 3/3/2028
b,d,e
109,028
TricorBraun Holdings, Inc., Term
Loan
489,824
0.000%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
484,720
Total 5,629,223
Communications Services (4.9%)
Altice France SA, Term Loan
255,062
2.859%,  (LIBOR 1M +
2.750%), 7/31/2025
b
249,824
Cablevision Lightpath, LLC, Term
Loan
478,800
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
477,603
CCI Buyer, Inc., Term Loan
125,000
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
125,117
CommScope, Inc., Term Loan
778,150
3.359%,  (LIBOR 1M +
3.250%), 4/4/2026
b
772,353
CSC Holdings, LLC, Term Loan
276,812
2.356%,  (LIBOR 1M +
2.250%), 7/17/2025
b,d,e
272,718
Diamond Sports Group, LLC, Term
Loan
458,979
3.360%,  (LIBOR 1M +
3.250%), 8/24/2026
b
313,253
E.W. Scripps Company, Term Loan
239,400
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
238,315
Eagle Broadband Investments,
LLC, Term Loan
793,013
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
790,372
Entercom Media Corporation, Term
Loan
413,286
2.609%,  (LIBOR 1M +
2.500%), 11/17/2024
b
403,677
GCI, LLC, Term Loan
596,601
3.500%,  (LIBOR 1M +
2.750%), 10/15/2025
b,d,e
593,123
HCP Acquisition, LLC, Term Loan
631,323
3.750%,  (LIBOR 1M +
2.750%), 5/16/2024
b
629,934
iHeartCommunications, Inc., Term
Loan
356,391
3.109%,  (LIBOR 1M +
3.000%), 5/1/2026
b
351,769

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (21.5%)
a
Value
Communications Services (4.9%) - continued
Intermediate Dutch Holdings, Term
Loan
$ 300,000
0.000%,  (LIBOR 1M +
4.000%), 3/5/2028
b,d,e
$ 298,650
Lumen Technologies, Inc., Term
Loan
440,390
2.359%,  (LIBOR 1M +
2.250%), 3/15/2027
b,d,e
435,242
Meredith Corporation, Term Loan
412,920
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
418,684
NEP Group, Inc., Term Loan
610,999
3.359%,  (LIBOR 1M +
3.250%), 10/20/2025
b
591,563
Nexstar Broadcasting, Inc., Term
Loan
691,544
2.615%,  (LIBOR 1M +
2.500%), 9/19/2026
b
685,756
Nielsen Finance, LLC, Term Loan
195,634
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
195,971
Radiate Holdco, LLC, Term Loan
1,137,150
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,135,990
Terrier Media Buyer, Inc., Term
Loan
633,413
3.609%,  (LIBOR 1M +
3.500%), 12/17/2026
b
627,167
TNS, Inc., Term Loan
450,535
4.110%,  (LIBOR 1M +
4.000%), 8/14/2022
b
448,093
WideOpenWest Finance, LLC,
Term Loan
587,083
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
584,993
Xplornet Communications, Inc.,
Term Loan
491,536
4.859%,  (LIBOR 1M +
4.750%), 6/10/2027
b
491,153
Ziggo Financing Partnership, Term
Loan
290,000
2.606%,  (LIBOR 1M +
2.500%), 4/30/2028
b,d,e
286,836
Total 11,418,156
Consumer Cyclical (3.7%)
1011778 B.C., LLC, Term Loan
747,471
1.859%,  (LIBOR 1M +
1.750%), 11/19/2026
b,d,e
733,224
Caesars Resort Collection, LLC,
Term Loan
636,800
4.609%,  (LIBOR 1M +
4.500%), 7/20/2025
b
637,596
Carnival Corporation, Term Loan
318,396
8.500%,  (LIBOR 1M +
7.500%), 6/30/2025
b
327,948
Cengage Learning, Inc., Term
Loan
315,277
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
311,535
City Brewing Company, LLC, Term
Loan
75,000
0.000%,  (LIBOR 1M +
3.500%), 4/1/2028
b,d,e
74,625
Principal
Amount Bank Loans (21.5%)
a
Value
Consumer Cyclical (3.7%) - continued
CP Atlas Buyer, Inc., Term Loan
$ 395,000
4.250%,  (LIBOR 2M +
3.750%), 11/23/2027
b
$ 392,101
Golden Entertainment, Inc., Term
Loan
955,075
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
940,749
Golden Nugget, LLC, Term Loan
470,206
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
462,330
Harbor Freight Tools USA, Inc.,
Term Loan
618,450
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
617,324
LCPR Loan Financing, LLC, Term
Loan
330,000
0.000%,  (LIBOR 3M +
3.750%), 10/23/2026
b,d,e
330,413
Michaels Stores, Inc., Term Loan
457,700
4.250%,  (LIBOR 1M +
3.500%), 10/1/2027
b
457,013
Scientific Games International,
Inc., Term Loan
1,548,286
2.859%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,517,212
Staples, Inc., Term Loan
168,563
4.705%,  (LIBOR 3M +
4.500%), 9/12/2024
b
165,543
302,049
5.205%,  (LIBOR 3M +
5.000%), 4/12/2026
b
294,246
Stars Group Holdings BV, Term
Loan
374,482
3.703%,  (LIBOR 3M +
3.500%), 7/10/2025
b
374,692
Tenneco, Inc., Term Loan
576,887
3.109%,  (LIBOR 1M +
3.000%), 10/1/2025
b
561,167
Truck Hero, Inc., Term Loan
110,000
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
109,649
Wyndham Hotels & Resorts, Inc.,
Term Loan
331,500
1.859%,  (LIBOR 1M +
1.750%), 5/30/2025
b
327,724
Total 8,635,091
Consumer Non-Cyclical (3.4%)
Adient US, LLC, Term Loan
383,051
4.380%,  (LIBOR 1M +
4.250%), 5/6/2024
b
382,572
Bausch Health Americas, Inc.,
Term Loan
898,163
3.109%,  (LIBOR 1M +
3.000%), 6/1/2025
b
894,759
Chobani, LLC, Term Loan
248,750
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
248,377
CNT Holdings I Corporation, Term
Loan
320,000
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
319,101
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
90,900

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (21.5%)
a
Value
Consumer Non-Cyclical (3.4%) - continued
Dole Food Company, Inc., Term
Loan
$ 605,000
3.754%,  (LIBOR 1M +
2.750%), 4/6/2024
b
$ 604,413
Endo Luxembourg Finance
Company, Term Loan
245,000
0.000%,  (LIBOR 1M +
5.000%), 3/25/2028
b,d,e
242,244
Global Medical Response, Inc.,
Term Loan
164,475
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
163,330
1,446,375
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,440,589
MPH Acquisition Holdings, LLC,
Term Loan
1,072,612
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,066,155
Ortho-Clinical Diagnostics SA,
Term Loan
671,906
3.359%,  (LIBOR 1M +
3.250%), 6/30/2025
b
670,394
PetSmart, Inc., Term Loan
760,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
758,252
Plantronics, Inc., Term Loan
174,734
2.650%,  (LIBOR 1M +
2.500%), 7/2/2025
b
172,239
Precision Medicine Group, LLC,
Delayed Draw
61,731
0.000%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
61,230
Precision Medicine Group, LLC,
Term Loan
472,086
3.750%,  (LIBOR 3M +
3.750%), 11/20/2027
b
468,253
Sotera Health Holdings, LLC, Term
Loan
309,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
307,841
Total 7,890,649
Energy (<0.1%)
Lealand Finance Company BV,
Term Loan
131,858
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
71,642
Total 71,642
Financials (1.5%)
Asurion, LLC, Term Loan
209,475
3.359%,  (LIBOR 1M +
3.250%), 12/23/2026
b
208,017
680,000
3.359%,  (LIBOR 1M +
3.250%), 8/3/2027
b,d,e
674,757
415,000
5.359%,  (LIBOR 1M +
5.250%), 2/3/2028
b
422,263
Avolon TLB Borrower 1 US, LLC,
Term Loan
267,238
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
266,118
Principal
Amount Bank Loans (21.5%)
a
Value
Financials (1.5%) - continued
Blackstone CQP Holdco, LP, Term
Loan
$ 304,575
3.687%,  (LIBOR 3M +
3.500%), 9/30/2024
b
$ 303,625
MoneyGram International, Inc.,
Term Loan
342,715
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
342,543
NCR Corporation, Term Loan
518,075
2.720%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
511,599
Newco Financing Partnership,
Term Loan
97,500
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
97,187
Northriver Midstream Finance, LP,
Term Loan
508,497
3.488%,  (LIBOR 3M +
3.250%), 10/1/2025
b
500,952
UPC Financing Partnership, Term
Loan
97,500
3.606%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
97,187
Total 3,424,248
Technology (1.8%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
466,825
3.712%,  (LIBOR 3M +
3.500%), 8/21/2026
b
447,765
Lummus Technology Holdings V,
LLC, Term Loan
330,000
3.609%,  (LIBOR 1M +
3.500%), 6/30/2027
b
328,211
Prime Security Services Borrower,
LLC, Term Loan
1,435,000
3.500%,  (LIBOR 1M +
2.750%), 9/23/2026
b
1,428,270
Rackspace Technology Global,
Inc., Term Loan
925,000
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
916,037
SS&C Technologies, Inc., Term
Loan
75,942
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
75,063
56,416
1.859%,  (LIBOR 1M +
1.750%), 4/16/2025
b,d,e
55,763
Zayo Group Holdings, Inc., Term
Loan
877,428
0.000%,  (LIBOR 1M +
3.000%), 3/9/2027
b
869,733
Total 4,120,842
Transportation (1.2%)
American Airlines, Inc., Term Loan
870,000
0.000%,  (LIBOR 1M +
4.750%), 3/24/2028
b,d,e
890,393
Genesee & Wyoming, Inc., Term
Loan
613,800
2.203%,  (LIBOR 3M +
2.000%), 12/30/2026
b
611,308

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (21.5%)
a
Value
Transportation (1.2%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 355,572
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
440,580
United Airlines, Inc., Term Loan
459,023
1.865%,  (LIBOR 1M +
1.750%), 4/1/2024
b
445,170
Total 2,743,023
Utilities (1.0%)
Advanced Drainage Systems, Inc.,
Term Loan
105,791
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
105,791
Core and Main, LP, Term Loan
451,234
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
449,068
EnergySolutions, LLC, Term Loan
286,888
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
285,094
Exgen Renewables IV, LLC, Term
Loan
638,400
3.750%,  (LIBOR 3M +
3.000%), 12/11/2027
b,d,e
638,668
PG&E Corporation, Term Loan
822,927
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
821,125
Total 2,299,746
Total Bank Loans
(cost $50,097,295) 50,028,101
Principal
Amount Long-Term Fixed Income ( 56.5% ) Value
Asset-Backed Securities (3.9%)
522 Funding CLO, Ltd.
375,000
2.624%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
374,806
350,000
4.051%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
351,063
Ares LVII CLO, Ltd.
300,000
4.594%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
301,852
Assurant CLO III, Ltd.
450,000
1.454%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
b,g
450,016
Babson CLO, Ltd.
500,000
3.124%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
485,077
Benefit Street Partners CLO II, Ltd.
300,000
2.141%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
295,866
Principal
Amount Long-Term Fixed Income (56.5%) Value
Asset-Backed Securities (3.9%) - continued
Cent CLO, LP
$ 875,000
2.518%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
$ 875,132
College Ave Student Loans, LLC
137,726
1.759%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
140,313
Conn's Receivables Funding
74,654
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
74,899
Dryden 36 Senior Loan Fund
275,000
2.291%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
275,019
Education Funding Trust
489,849
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
503,115
Foundation Finance Trust
75,257
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
76,537
Freedom ABS Trust
168,500
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
169,642
Galaxy XIX CLO, Ltd.
125,000
2.033%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
125,013
Harley Marine Financing, LLC
250,105
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
233,285
Octagon Investment Partners 50,
Ltd.
400,000
4.470%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
401,441
OHA Credit Funding 1, Ltd.
360,000
1.674%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
360,029
OZLM IX, Ltd.
550,000
1.774%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
550,102
Palmer Square CLO, Ltd.
350,000
2.241%,  (LIBOR 3M +
2.000%), 5/21/2029, Ser.
2015-1A, Class BR3
b,g
349,089
Palmer Square Loan Funding, Ltd.
250,000
2.474%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
250,069
Saxon Asset Securities Trust
120,405
3.672%,  8/25/2035, Ser.
2004-2, Class MF2
b
116,300
Sound Point CLO X, Ltd.
375,000
2.924%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
375,231
Sound Point CLO XXI, Ltd.
700,000
1.665%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
700,063

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Asset-Backed Securities (3.9%) - continued
TCI-Flatiron CLO, Ltd.
$ 710,000
2.436%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
$ 708,814
THL Credit Wind River CLO, Ltd.
325,000
3.091%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
321,840
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
99,793
Vericrest Opportunity Loan Trust
180,000
4.336%,  2/25/2050, Ser.
2020-NPL2, Class A2
g,h
178,844
Total 9,143,250
Basic Materials (1.5%)
Air Products and Chemicals, Inc.
23,000 1.500%,  10/15/2025 23,334
Alcoa Nederland Holding BV
150,000 5.500%,  12/15/2027
g
161,460
Anglo American Capital plc
42,000 2.250%,  3/17/2028
g
41,367
BWAY Holding Company
135,000 5.500%,  4/15/2024
g
136,856
Chemours Company
75,000 5.750%,  11/15/2028
g
78,969
Cleveland-Cliffs, Inc.
95,000 5.875%,  6/1/2027 98,325
60,000 4.625%,  3/1/2029
g
59,898
60,000 4.875%,  3/1/2031
g
59,850
Consolidated Energy Finance SA
105,000 6.875%,  6/15/2025
g
106,969
DuPont de Nemours, Inc.
42,000 4.725%,  11/15/2028 48,816
EI du Pont de Nemours &
Company
35,000 1.700%,  7/15/2025 35,583
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
134,225
70,000 6.875%,  10/15/2027
g
75,075
Freeport-McMoRan, Inc.
140,000 4.125%,  3/1/2028 147,168
150,000 4.250%,  3/1/2030 159,750
Hecla Mining Company
45,000 7.250%,  2/15/2028 48,263
Hudbay Minerals, Inc.
110,000 4.500%,  4/1/2026
g
114,324
Ingevity Corporation
160,000 3.875%,  11/1/2028
g
155,200
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 38,274
Kraton Polymers, LLC
145,000 4.250%,  12/15/2025
g
145,544
LYB International Finance III, LLC
59,000 1.250%,  10/1/2025 58,255
Mercer International, Inc.
105,000 5.125%,  2/1/2029
g
108,780
Mosaic Company
19,000 3.250%,  11/15/2022 19,737
63,000 4.050%,  11/15/2027 69,932
Norbord, Inc.
165,000 5.750%,  7/15/2027
g
175,857
Principal
Amount Long-Term Fixed Income (56.5%) Value
Basic Materials (1.5%) - continued
Novelis Corporation
$ 140,000 5.875%,  9/30/2026
g
$ 146,125
40,000 4.750%,  1/30/2030
g
41,228
Nucor Corporation
20,000 2.000%,  6/1/2025 20,518
Nutrien, Ltd.
42,000 4.000%,  12/15/2026 47,073
OCI NV
160,000 4.625%,  10/15/2025
g
165,400
Olin Corporation
195,000 5.125%,  9/15/2027 201,825
Steel Dynamics, Inc.
25,000 2.400%,  6/15/2025 26,056
Syngenta Finance NV
75,000 3.933%,  4/23/2021
g
75,139
Tronox Finance plc
70,000 5.750%,  10/1/2025
g
73,019
United States Steel Corporation
170,000 6.875%,  3/1/2029 173,825
Venator Finance SARL
100,000 5.750%,  7/15/2025
g
97,000
Westlake Chemical Corporation
42,000 3.600%,  8/15/2026 45,399
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
58,592
Total 3,473,010
Capital Goods (2.2%)
AECOM
180,000 5.125%,  3/15/2027 195,862
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
g
127,350
Ardagh Packaging Finance plc
60,000 6.000%,  2/15/2025
g
61,830
110,000 5.250%,  8/15/2027
g
112,209
Boeing Company
94,000 4.875%,  5/1/2025 104,664
61,000 2.196%,  2/4/2026 60,811
63,000 3.250%,  3/1/2028 64,460
84,000 5.150%,  5/1/2030 96,747
Bombardier, Inc.
100,000 7.500%,  3/15/2025
g
98,375
100,000 7.875%,  4/15/2027
g
98,069
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
g
55,429
BWAY Holding Company
110,000 7.250%,  4/15/2025
g
110,000
Carrier Global Corporation
63,000 2.722%,  2/15/2030 63,573
Caterpillar Financial Services
Corporation
45,000 1.900%,  9/6/2022 46,067
60,000 1.950%,  11/18/2022 61,549
41,000 1.450%,  5/15/2025 41,559
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,318
CNH Industrial Capital, LLC
60,000 4.875%,  4/1/2021 60,000
25,000 1.950%,  7/2/2023 25,672
Cornerstone Building Brands, Inc.
140,000 6.125%,  1/15/2029
g
149,100
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 125,250

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Capital Goods (2.2%) - continued
$ 25,000 5.000%,  9/1/2030 $ 25,250
CP Atlas Buyer, Inc.
100,000 7.000%,  12/1/2028
g
105,105
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 204,637
General Electric Company
133,000
3.514%,  (LIBOR 3M +
3.330%), 6/15/2021
b,i
125,685
42,000 3.625%,  5/1/2030 45,220
GFL Environmental, Inc.
40,000 4.000%,  8/1/2028
g
38,700
105,000 3.500%,  9/1/2028
g
101,850
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
g
116,700
Honeywell International, Inc.
41,000 1.350%,  6/1/2025 41,592
Howmet Aerospace, Inc.
140,000 6.875%,  5/1/2025 162,225
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 69,885
Jeld-Wen, Inc.
90,000 4.625%,  12/15/2025
g
91,125
50,000 4.875%,  12/15/2027
g
51,703
John Deere Capital Corporation
53,000 1.200%,  4/6/2023 53,840
60,000 2.050%,  1/9/2025 62,417
63,000 1.500%,  3/6/2028 61,350
Meritor, Inc.
75,000 4.500%,  12/15/2028
g
75,225
NESCO Holdings II, Inc.
35,000 5.500%,  4/15/2029
e,g
35,903
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025 62,808
Owens-Brockway Glass Container,
Inc.
95,000 5.875%,  8/15/2023
g
101,769
Parker-Hannifin Corporation
71,000 2.700%,  6/14/2024 75,283
Raytheon Technologies
Corporation
42,000 4.125%,  11/16/2028 47,298
Republic Services, Inc.
42,000 3.950%,  5/15/2028 46,872
Roper Technologies, Inc.
39,000 2.350%,  9/15/2024 40,764
41,000 1.000%,  9/15/2025 40,298
Siemens
Financieringsmaatschappij NV
63,000 1.700%,  3/11/2028
g
61,847
SRM Escrow Issuer, LLC
135,000 6.000%,  11/1/2028
g
141,480
Standard Industries, Inc.
200,000 4.375%,  7/15/2030
g
201,800
Textron, Inc.
63,000 3.650%,  3/15/2027 67,845
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
g
46,742
TransDigm, Inc.
105,000 6.250%,  3/15/2026
g
111,321
300,000 5.500%,  11/15/2027 310,539
20,000 4.625%,  1/15/2029
g
19,721
United Rentals North America, Inc.
150,000 4.875%,  1/15/2028 158,006
Principal
Amount Long-Term Fixed Income (56.5%) Value
Capital Goods (2.2%) - continued
$ 100,000 4.000%,  7/15/2030 $ 101,775
United Technologies Corporation
63,000 3.950%,  8/16/2025 69,970
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
g
56,306
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
g
133,967
WW Grainger, Inc.
41,000 1.850%,  2/15/2025 42,249
Total 5,223,966
Collateralized Mortgage Obligations (6.8%)
Antler Mortgage Trust
2,104
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
2,104
147,455
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
147,717
Banc of America Alternative Loan
Trust
150,150
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 148,734
Banc of America Funding Trust
209,969
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 209,201
Banc of America Mortgage
Securities Trust
183,986
2.631%,  9/25/2035, Ser.
2005-H, Class 3A1
b
185,084
Bear Stearns Adjustable Rate
Mortgage Trust
134,318
2.310%,  1/25/2034, Ser.
2003-8, Class 5A
b
131,581
40,884
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
41,675
Bellemeade Re, Ltd.
317,360
1.709%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
317,459
291,167
3.509%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
292,163
194,132
2.409%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
194,564
Business Jet Securities, LLC
154,105
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
155,998
ChaseFlex Trust
198,095
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 185,876
CHL Mortgage Pass-Through Trust
184,932
2.716%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
162,645
119,447
2.793%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
122,650
90,547
6.000%,  4/25/2037, Ser.
2007-3, Class A18 67,394
CIM Trust
161,228
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
170,755

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Collateralized Mortgage Obligations (6.8%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 449,410
2.963%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 450,555
Countrywide Alternative Loan Trust
118,267
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 117,252
172,426
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 158,109
66,895
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 61,687
24,298
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 23,368
Countrywide Home Loan
Mortgage Pass Through Trust
100,102
2.669%,  11/25/2035, Ser.
2005-22, Class 2A1
b
95,442
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
159,874
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 161,706
Eagle Re, Ltd.
451,174
1.909%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
452,066
Federal Home Loan Mortgage
Corporation - REMIC
525,214
3.000%,  5/15/2027, Ser.
4046, Class GI
j
28,041
432,645
3.000%,  7/15/2027, Ser.
4084, Class NI
j
26,090
579,529
3.500%,  10/15/2032, Ser.
4119, Class KI
j
71,432
690,979
3.000%,  4/15/2033, Ser.
4203, Class DI
j
50,493
Federal National Mortgage
Association - REMIC
391,536
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
20,941
613,563
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
29,217
917,157
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
42,859
1,367,068
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
87,262
805,466
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
41,092
352,070
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
18,403
1,039,390
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
54,187
1,549,814
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
81,030
640,513
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
35,770
768,761
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
41,516
453,311
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
45,811
4,929,951
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
328,224
2,667,029
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
148,009
Principal
Amount Long-Term Fixed Income (56.5%) Value
Collateralized Mortgage Obligations (6.8%) -
continued
First Horizon Alternative Mortgage
Securities Trust
$ 59,808
2.504%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
$ 58,376
FWD Securitization Trust
315,887
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
327,022
Genworth Mortgage Insurance
Corporation
250,000
2.009%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
250,348
GMAC Mortgage Corporation
Loan Trust
76,517
3.657%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
76,218
19,882
0.609%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
25,474
11,401
3.497%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
10,729
GSAA Home Equity Trust
76,740
4.555%,  8/25/2034, Ser.
2004-10, Class M2 81,069
Home Equity Asset Trust
327,050
1.429%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
330,124
IndyMac IMJA Mortgage Loan
Trust
90,462
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 58,721
IndyMac INDA Mortgage Loan
Trust
757,260
3.110%,  8/25/2036, Ser.
2006-AR1, Class A1
b
729,565
IndyMac INDX Mortgage Loan
Trust
641,217
0.529%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
606,938
J.P. Morgan Alternative Loan Trust
76,279
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 61,180
J.P. Morgan Mortgage Trust
59,519
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 64,456
66,503
2.856%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
68,427
71,762
2.810%,  6/25/2036, Ser.
2006-A4, Class 2A2
b
60,736
Legacy Mortgage Asset Trust
452,602
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
457,710
Long Beach Mortgage Loan Trust
303,964
1.609%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
311,800
Master Asset Securitization Trust
363,506
0.609%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
81,263

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Collateralized Mortgage Obligations (6.8%) -
continued
MASTR Alternative Loans Trust
$ 60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 $ 60,880
Merrill Lynch Alternative Note
Asset Trust
93,350
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 58,089
Merrill Lynch Mortgage Investors
Trust
192,782
3.554%,  6/25/2035, Ser.
2005-A5, Class M1
b
112,040
New York Mortgage Trust
141,466
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
142,010
Oaktown Re II, Ltd.
51,638
1.659%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
51,655
Oaktown Re III, Ltd.
35,286
1.509%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
35,297
Preston Ridge Partners Mortgage
Trust, LLC
485,777
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
489,800
344,092
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
344,930
230,318
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
232,876
Radnor RE, Ltd.
37,289
1.509%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
37,295
RCO Mortgage, LLC
258,197
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
259,652
Renaissance Home Equity Loan
Trust
222,907
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
125,011
Residential Accredit Loans, Inc.
Trust
206,047
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 201,461
79,010
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 76,563
147,481
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 140,498
88,957
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 86,748
Residential Asset Securitization
Trust
396,207
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 409,825
Silver Hill Trust
309,443
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
320,211
Stanwich Mortgage Loan Trust
193,371
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
194,471
Principal
Amount Long-Term Fixed Income (56.5%) Value
Collateralized Mortgage Obligations (6.8%) -
continued
Starwood Mortgage Residential
Trust
$ 179,735
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
$ 183,582
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
417,514
Structured Asset Mortgage
Investments, Inc.
136,172
0.729%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
131,190
Toorak Mortgage Corporation
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
451,039
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
347,745
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
398,417
400,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
398,942
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
c,g,h
250,000
Verus Securitization Trust
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
339,645
Wachovia Asset Securitization, Inc.
133,276
0.258%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,k
124,540
WaMu Mortgage Pass Through
Certificates
107,363
3.035%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
107,626
265,311
1.139%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
248,888
Washington Mutual Mortgage
Pass-Through Certificates
128,965
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 127,049
Wells Fargo Home Equity Trust
109,266
0.859%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
106,302
Total 15,878,109
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
325,000
1.806%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
328,250
Total 328,250
Communications Services (3.7%)
AMC Networks, Inc.
135,000 4.250%,  2/15/2029 131,287
American Tower Corporation
49,000 3.375%,  5/15/2024 52,534
84,000 4.400%,  2/15/2026 94,634
63,000 3.800%,  8/15/2029 68,592

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Communications Services (3.7%) - continued
AT&T, Inc.
$ 86,000 4.450%,  4/1/2024 $ 94,330
84,000 1.700%,  3/25/2026 83,971
63,000 4.300%,  2/15/2030 70,924
CCO Holdings, LLC
155,000 5.500%,  5/1/2026
g
159,851
190,000 5.125%,  5/1/2027
g
200,890
125,000 4.750%,  3/1/2030
g
129,531
CCOH Safari, LLC
129,000 5.750%,  2/15/2026
g
133,096
Cengage Learning, Inc.
155,000 9.500%,  6/15/2024
g
157,906
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 65,624
59,000 4.908%,  7/23/2025 66,885
63,000 5.050%,  3/30/2029 72,413
Clear Channel Worldwide
Holdings, Inc.
135,000 7.750%,  4/15/2028
g
133,515
Comcast Corporation
39,000 3.700%,  4/15/2024 42,593
39,000 3.950%,  10/15/2025 43,568
50,000 2.350%,  1/15/2027 52,192
105,000 3.400%,  4/1/2030 113,686
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
g
60,468
Cox Communications, Inc.
54,000 2.950%,  6/30/2023
g
56,455
Crown Castle International
Corporation
42,000 3.800%,  2/15/2028 45,754
CSC Holdings, LLC
170,000 5.500%,  5/15/2026
g
175,270
150,000 5.375%,  2/1/2028
g
157,687
Cumulus Media New Holdings,
Inc.
100,000 6.750%,  7/1/2026
g
101,875
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
35,409
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 41,791
DISH DBS Corporation
95,000 7.375%,  7/1/2028 99,660
Embarq Corporation
80,000 7.995%,  6/1/2036 92,177
Entercom Media Corporation
100,000 6.500%,  5/1/2027
g
103,375
Fox Corporation
73,000 4.030%,  1/25/2024 79,294
42,000 4.709%,  1/25/2029 48,345
Front Range BidCo, Inc.
130,000 4.000%,  3/1/2027
g
127,725
100,000 6.125%,  3/1/2028
g
102,625
Frontier Communications
Corporation
85,000 5.875%,  10/15/2027
g
90,100
35,000 6.750%,  5/1/2029
g
36,914
GCI, LLC
110,000 4.750%,  10/15/2028
g
112,612
Principal
Amount Long-Term Fixed Income (56.5%) Value
Communications Services (3.7%) - continued
Hughes Satellite Systems
Corporation
$ 60,000 6.625%,  8/1/2026 $ 66,486
iHeartCommunications, Inc.
110,000 4.750%,  1/15/2028
g
110,825
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
g
122,607
Level 3 Financing, Inc.
115,000 4.625%,  9/15/2027
g
118,355
280,000 4.250%,  7/1/2028
g
283,167
Ligado Networks, LLC
55,000
0.000%,PIK 15.500%,
11/1/2023
c,f,g
51,533
Meredith Corporation
110,000 6.500%,  7/1/2025
g
118,017
Netflix, Inc.
41,000 5.875%,  2/15/2025 46,996
285,000 4.875%,  4/15/2028 322,406
Nexstar Escrow Corporation
155,000 5.625%,  7/15/2027
g
162,459
Nielsen Finance, LLC
50,000 5.625%,  10/1/2028
g
52,562
NTT Finance Corporation
51,000 1.162%,  4/3/2026
g
50,327
Omnicom Group, Inc.
42,000 4.200%,  6/1/2030 47,265
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
g
68,637
Scripps Escrow II, Inc.
75,000 3.875%,  1/15/2029
g
73,687
55,000 5.375%,  1/15/2031
g
54,587
SFR Group SA
265,000 7.375%,  5/1/2026
g
275,626
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
g
160,463
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
g
152,112
30,000 4.125%,  7/1/2030
g
30,035
Sprint Capital Corporation
160,000 6.875%,  11/15/2028 201,755
115,000 8.750%,  3/15/2032 170,056
Sprint Corporation
355,000 7.625%,  2/15/2025 423,338
Terrier Media Buyer, Inc.
80,000 8.875%,  12/15/2027
g
86,084
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025
g
53,944
63,000 3.750%,  4/15/2027
g
68,869
84,000 3.875%,  4/15/2030
g
91,170
55,000 2.875%,  2/15/2031 53,158
United States Cellular Corporation
95,000 6.700%,  12/15/2033 115,063
Uniti Group, LP
55,000 6.500%,  2/15/2029
g
54,313
Univision Communications, Inc.
210,000 6.625%,  6/1/2027
g
224,264
VeriSign, Inc.
85,000 4.750%,  7/15/2027 90,206
Verizon Communications, Inc.
42,000 0.750%,  3/22/2024 42,046
73,000
1.298%,  (LIBOR 3M +
1.100%), 5/15/2025
b
74,643

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Communications Services (3.7%) - continued
$ 128,000 0.850%,  11/20/2025 $ 125,264
84,000 2.100%,  3/22/2028 84,352
63,000 3.150%,  3/22/2030 66,448
42,000 2.550%,  3/21/2031 41,962
Viacom, Inc.
38,000 5.875%,  2/28/2057
b
38,620
ViaSat, Inc.
160,000 5.625%,  9/15/2025
g
162,634
VTR Finance NV
50,000 6.375%,  7/15/2028
g
54,000
Walt Disney Company
84,000 1.750%,  1/13/2026 85,917
42,000 3.800%,  3/22/2030 46,814
Ziggo BV
150,000 5.500%,  1/15/2027
g
156,188
Total 8,514,818
Consumer Cyclical (4.3%)
1011778 B.C., ULC
160,000 4.375%,  1/15/2028
g
160,755
Allied Universal Holdco, LLC
120,000 6.625%,  7/15/2026
g
127,258
Allison Transmission, Inc
155,000 3.750%,  1/30/2031
g
150,156
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 40,021
American Axle & Manufacturing,
Inc.
175,000 6.500%,  4/1/2027
l
181,562
American Honda Finance
Corporation
41,000 1.200%,  7/8/2025 40,826
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 39,560
BMW Finance NV
40,000 2.250%,  8/12/2022
g
40,942
Brookfield Residential Properties,
Inc.
235,000 6.250%,  9/15/2027
g
245,281
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
g
38,596
Carnival Corporation
115,000 11.500%,  4/1/2023
g
131,819
85,000 10.500%,  2/1/2026
g
99,981
40,000 7.625%,  3/1/2026
g
42,972
120,000 5.750%,  3/1/2027
g
123,150
Cedar Fair, LP
150,000 5.250%,  7/15/2029 154,183
Cinemark USA, Inc.
120,000 5.875%,  3/15/2026
g
122,873
Clarios Global, LP
55,000 8.500%,  5/15/2027
g
59,194
Colt Merger Sub, Inc.
250,000 6.250%,  7/1/2025
g
266,504
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 22,088
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
g
62,451
Dana, Inc.
125,000 5.625%,  6/15/2028 133,750
Darden Restaurants, Inc.
84,000 3.850%,  5/1/2027 91,442
Principal
Amount Long-Term Fixed Income (56.5%) Value
Consumer Cyclical (4.3%) - continued
Empire Communities Corporation
$ 115,000 7.000%,  12/15/2025
g
$ 121,181
Ford Motor Company
130,000 9.000%,  4/22/2025 157,445
40,000 9.625%,  4/22/2030 55,822
150,000 7.450%,  7/16/2031 189,124
Ford Motor Credit Company, LLC
410,000 4.063%,  11/1/2024 430,110
220,000 4.134%,  8/4/2025 230,103
Gap, Inc.
75,000 8.625%,  5/15/2025
g
83,981
General Motors Company
31,000 5.400%,  10/2/2023 33,660
41,000 6.125%,  10/1/2025 48,212
63,000 6.800%,  10/1/2027 78,155
General Motors Financial
Company, Inc.
38,000 3.150%,  6/30/2022 39,070
80,000 3.950%,  4/13/2024 86,099
60,000 2.900%,  2/26/2025 62,909
41,000 2.750%,  6/20/2025 42,800
44,000 5.700%,  9/30/2030
b,i
47,520
Hanesbrands, Inc.
155,000 4.875%,  5/15/2026
g
166,237
Harley-Davidson Financial
Services, Inc.
64,000 4.050%,  2/4/2022
g
65,810
Herc Holdings, Inc.
100,000 5.500%,  7/15/2027
g
106,420
Hilton Domestic Operating
Company, Inc.
280,000 4.875%,  1/15/2030 297,024
Home Depot, Inc.
44,000 3.750%,  2/15/2024 47,766
42,000 2.950%,  6/15/2029 44,529
Hyundai Capital America
34,000 1.800%,  10/15/2025
g
33,965
63,000 3.000%,  2/10/2027
g
65,545
International Game Technology plc
125,000 5.250%,  1/15/2029
g
130,375
KB Home
135,000 4.800%,  11/15/2029 141,412
Kohl's Corporation
85,000 9.500%,  5/15/2025 110,213
42,000 3.375%,  5/1/2031 42,033
L Brands, Inc.
170,000 6.625%,  10/1/2030
g
194,106
30,000 6.875%,  11/1/2035 35,754
Landry's, Inc.
125,000 6.750%,  10/15/2024
g
126,396
Lennar Corporation
22,000 4.125%,  1/15/2022 22,341
39,000 4.875%,  12/15/2023 42,601
20,000 5.875%,  11/15/2024 22,700
41,000 4.750%,  5/30/2025 45,664
Levi Strauss & Company
155,000 3.500%,  3/1/2031
g
149,575
Live Nation Entertainment, Inc.
75,000 3.750%,  1/15/2028
g
73,969
Lowe's Companies, Inc.
44,000 4.000%,  4/15/2025 48,680
42,000 4.500%,  4/15/2030 48,447

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Consumer Cyclical (4.3%) - continued
Marriott International, Inc.
$ 46,000 5.750%,  5/1/2025 $ 52,785
81,000 3.750%,  10/1/2025 86,521
Mattamy Group Corporation
165,000 5.250%,  12/15/2027
g
172,631
McDonald's Corporation
126,000 3.800%,  4/1/2028 139,471
MGM Resorts International
125,000 6.000%,  3/15/2023 133,906
145,000 5.750%,  6/15/2025 158,050
Nissan Motor Company, Ltd.
51,000 3.043%,  9/15/2023
g
53,357
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 69,037
PetSmart, Inc.
65,000 4.750%,  2/15/2028
g
66,476
90,000 7.750%,  2/15/2029
g
97,420
Prime Security Services Borrower,
LLC
240,000 5.750%,  4/15/2026
g
259,692
Procter & Gamble Company
42,000 1.200%,  10/29/2030 38,866
Ralph Lauren Corporation
41,000 1.700%,  6/15/2022 41,650
Real Hero Merger Sub 2, Inc.
80,000 6.250%,  2/1/2029
g
82,600
Realogy Group, LLC
130,000 5.750%,  1/15/2029
g
128,213
Rite Aid Corporation
55,000 7.500%,  7/1/2025
g
57,131
Ross Stores, Inc.
42,000 1.875%,  4/15/2031 39,400
Royal Caribbean Cruises, Ltd.
160,000 9.125%,  6/15/2023
g
176,309
60,000 11.500%,  6/1/2025
g
69,975
55,000 5.500%,  4/1/2028
g
55,275
Scientific Games International, Inc.
140,000 5.000%,  10/15/2025
g
144,998
130,000 7.250%,  11/15/2029
g
141,050
SeaWorld Parks and
Entertainment, Inc.
75,000 9.500%,  8/1/2025
g
81,512
Six Flags Entertainment
Corporation
80,000 5.500%,  4/15/2027
g,l
82,900
Six Flags Theme Parks, Inc.
75,000 7.000%,  7/1/2025
g
81,094
Staples, Inc.
205,000 7.500%,  4/15/2026
g
216,224
Target Corporation
42,000 2.350%,  2/15/2030 42,581
Tenneco, Inc.
75,000 5.000%,  7/15/2026 70,688
TJX Companies, Inc.
44,000 3.500%,  4/15/2025 47,966
Toll Brothers Finance Corporation
82,000 5.875%,  2/15/2022 84,050
Toyota Motor Credit Corporation
49,000 0.450%,  1/11/2024 48,866
65,000 0.800%,  10/16/2025 63,868
Uber Technologies, Inc.
80,000 6.250%,  1/15/2028
g
87,136
Principal
Amount Long-Term Fixed Income (56.5%) Value
Consumer Cyclical (4.3%) - continued
VF Corporation
$ 46,000 2.050%,  4/23/2022 $ 46,754
Vista Outdoor, Inc.
135,000 4.500%,  3/15/2029
g
133,576
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
68,468
21,000 3.350%,  5/13/2025
g
22,548
Wyndham Destinations, Inc.
100,000 6.625%,  7/31/2026
g
113,535
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
g
60,690
Yum! Brands, Inc.
150,000 4.750%,  1/15/2030
g
158,595
ZF North America Capital, Inc.
60,000 4.750%,  4/29/2025
g
64,412
Total 9,983,393
Consumer Non-Cyclical (4.4%)
Abbott Laboratories
84,000 3.875%,  9/15/2025 93,168
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,410
53,000 2.300%,  11/21/2022 54,537
34,000 2.800%,  3/15/2023 35,254
168,000 3.600%,  5/14/2025 183,024
84,000 3.200%,  11/21/2029 89,357
Agilent Technologies, Inc
42,000 2.300%,  3/12/2031 40,897
Albertson's Companies, Inc.
25,000 7.500%,  3/15/2026
g
27,615
195,000 3.500%,  3/15/2029
g
185,570
50,000 4.875%,  2/15/2030
g
51,400
Altria Group, Inc.
52,000 4.400%,  2/14/2026 58,638
42,000 4.800%,  2/14/2029 48,258
Amgen, Inc.
63,000 2.450%,  2/21/2030 63,436
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 39,582
Anheuser-Busch InBev Worldwide,
Inc.
51,000 4.150%,  1/23/2025 56,677
84,000 4.750%,  1/23/2029 98,158
Anthem, Inc.
74,000 2.375%,  1/15/2025 77,339
42,000 2.550%,  3/15/2031 42,007
Aramark Services, Inc.
80,000 6.375%,  5/1/2025
g
84,800
AstraZeneca plc
85,000 0.700%,  4/8/2026 81,866
BAT Capital Corporation
59,000 3.222%,  8/15/2024 62,856
BAT International Finance plc
41,000 1.668%,  3/25/2026 40,581
Bausch Health Companies, Inc.
180,000 5.000%,  1/30/2028
g
182,250
130,000 5.000%,  2/15/2029
g
129,106
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 64,585
Boston Scientific Corporation
75,000 3.450%,  3/1/2024 80,513

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Consumer Non-Cyclical (4.4%) - continued
Bristol-Myers Squibb Company
$ 84,000 3.200%,  6/15/2026 $ 91,371
63,000 3.900%,  2/20/2028 70,868
Bunge, Ltd. Finance Corporation
42,000 1.630%,  8/17/2025 42,018
Cargill, Inc.
43,000 1.375%,  7/23/2023
g
43,883
Centene Corporation
61,000 5.375%,  8/15/2026
g
64,349
40,000 4.250%,  12/15/2027 42,075
105,000 4.625%,  12/15/2029 113,642
170,000 3.000%,  10/15/2030 169,718
Central Garden & Pet Company
135,000 4.125%,  10/15/2030 136,350
Cigna Corporation
76,000 4.125%,  11/15/2025 84,740
Coca-Cola Company
63,000 1.500%,  3/5/2028 61,944
Community Health Systems, Inc.
55,000 5.625%,  3/15/2027
g
57,612
75,000 6.000%,  1/15/2029
g
79,312
145,000 6.875%,  4/15/2029
g
151,796
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 41,903
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 87,984
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,246
69,000 4.100%,  3/25/2025 76,436
84,000 4.300%,  3/25/2028 95,389
42,000 3.750%,  4/1/2030 45,816
DaVita, Inc.
195,000 4.625%,  6/1/2030
g
198,678
Diageo Capital plc
50,000 1.375%,  9/29/2025 50,464
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
g
84,480
Encompass Health Corporation
215,000 4.500%,  2/1/2028 220,186
Endo Finance, LLC
70,000 9.500%,  7/31/2027
g
76,038
Energizer Holdings, Inc.
130,000 4.375%,  3/31/2029
g
130,455
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 40,703
General Mills, Inc.
42,000 4.200%,  4/17/2028 47,436
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 66,981
H. J. Heinz Company
40,000 5.200%,  7/15/2045 46,262
HCA, Inc.
445,000 5.375%,  2/1/2025 496,404
105,000 5.250%,  6/15/2026 120,683
HLF Financing SARL, LLC
115,000 7.250%,  8/15/2026
g
120,463
Illumina, Inc.
130,000 9.000%,  7/1/2028
g
146,289
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
35,931
JBS Investments II GmbH
130,000 5.750%,  1/15/2028
g
137,150
Principal
Amount Long-Term Fixed Income (56.5%) Value
Consumer Non-Cyclical (4.4%) - continued
JBS USA, LLC
$ 80,000 5.500%,  1/15/2030
g
$ 88,540
Keurig Dr Pepper, Inc.
84,000 2.250%,  3/15/2031 82,586
Kraft Foods Group, Inc.
190,000 5.000%,  6/4/2042 213,826
Kraft Heinz Foods Company
240,000 4.625%,  1/30/2029 269,360
245,000 3.750%,  4/1/2030 260,030
20,000 4.250%,  3/1/2031 22,019
Kroger Company
42,000 4.500%,  1/15/2029 48,683
Mattel, Inc.
135,000 3.375%,  4/1/2026
g
139,379
McKesson Corporation
41,000 0.900%,  12/3/2025 40,148
42,000 3.950%,  2/16/2028 46,953
Medtronic, Inc.
15,000 3.500%,  3/15/2025 16,452
Molina Healthcare, Inc.
140,000 4.375%,  6/15/2028
g
144,054
MPH Acquisition Holdings, LLC
80,000 5.750%,  11/1/2028
g,l
78,000
Mylan, Inc.
34,000 4.200%,  11/29/2023 36,680
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 41,184
98,000 3.000%,  11/20/2025 105,793
Ortho-Clinical Diagnostics, Inc.
80,000 7.250%,  2/1/2028
g
87,653
Par Pharmaceutical, Inc.
195,000 7.500%,  4/1/2027
g
206,827
PepsiCo, Inc.
63,000 1.625%,  5/1/2030 60,226
Philip Morris International, Inc.
90,000 1.500%,  5/1/2025 91,224
Pilgrim's Pride Corporation
50,000 5.875%,  9/30/2027
g
53,585
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,g,i
47,355
Royalty Pharma plc
97,000 1.200%,  9/2/2025
g
94,994
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 134,024
SEG Holding, LLC
160,000 5.625%,  10/15/2028
g
167,600
Simmons Foods, Inc.
75,000 4.625%,  3/1/2029
g
75,658
Spectrum Brands, Inc.
65,000 5.000%,  10/1/2029
g
68,575
60,000 5.500%,  7/15/2030
g
64,200
Stryker Corporation
42,000 3.650%,  3/7/2028 46,397
Syneos Health, Inc.
110,000 3.625%,  1/15/2029
g
106,975
Sysco Corporation
78,000 5.650%,  4/1/2025 90,699
42,000 5.950%,  4/1/2030 52,482
Teleflex, Inc.
200,000 4.875%,  6/1/2026 205,000
Tenet Healthcare Corporation
110,000 4.625%,  7/15/2024 112,276
285,000 5.125%,  11/1/2027
g
298,025

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Consumer Non-Cyclical (4.4%) - continued
$ 55,000 6.125%,  10/1/2028
g
$ 57,406
Teva Pharmaceutical Finance
Netherlands III BV
12,000 2.200%,  7/21/2021 11,985
175,000 2.800%,  7/21/2023 174,221
Thermo Fisher Scientific, Inc.
43,000 4.133%,  3/25/2025 47,749
United Natural Foods, Inc.
110,000 6.750%,  10/15/2028
g
117,563
UnitedHealth Group, Inc.
105,000 3.850%,  6/15/2028 117,874
Upjohn, Inc.
41,000 1.650%,  6/22/2025
g
41,145
VRX Escrow Corporation
315,000 6.125%,  4/15/2025
g
322,938
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,191
63,000 3.900%,  8/20/2028 70,054
Total 10,338,527
Energy (3.6%)
Antero Midstream Partners, LP
55,000 5.750%,  3/1/2027
g
55,012
Antero Resources Corporation
115,000 5.000%,  3/1/2025
l
115,089
Apache Corporation
50,000 4.875%,  11/15/2027 51,250
90,000 4.375%,  10/15/2028 89,730
70,000 5.100%,  9/1/2040 68,425
Archrock Partners, LP
120,000 6.250%,  4/1/2028
g
121,896
BP Capital Markets America, Inc.
41,000 2.520%,  9/19/2022 42,161
44,000 2.937%,  4/6/2023 46,215
101,000 4.234%,  11/6/2028 114,584
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,i
47,135
Buckeye Partners, LP
40,000 4.125%,  3/1/2025
g
40,812
125,000 3.950%,  12/1/2026 123,557
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 106,175
Cenovus Energy, Inc.
115,000 5.375%,  7/15/2025 129,239
Centennial Resource Production,
LLC
110,000 6.875%,  4/1/2027
g
97,900
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 98,002
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 282,339
Chevron Corporation
21,000 1.141%,  5/11/2023 21,365
41,000 1.554%,  5/11/2025 41,837
Chevron USA, Inc.
65,000 3.900%,  11/15/2024 71,570
Cimarex Energy Company
84,000 4.375%,  6/1/2024 91,356
CNX Resources Corporation
70,000 6.000%,  1/15/2029
g
72,743
Comstock Resources, Inc.
60,000 9.750%,  8/15/2026 65,100
Principal
Amount Long-Term Fixed Income (56.5%) Value
Energy (3.6%) - continued
Continental Resources, Inc.
$ 13,000 4.500%,  4/15/2023 $ 13,464
60,000 4.375%,  1/15/2028 63,090
75,000 5.750%,  1/15/2031
g
84,739
Devon Energy Corporation
41,000 5.850%,  12/15/2025 47,807
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 42,182
21,000 3.125%,  3/24/2031 20,965
Enagas SA
165,000 5.500%,  1/15/2028
g
161,147
Enbridge, Inc.
42,000 3.700%,  7/15/2027 45,676
139,000 6.250%,  3/1/2078
b
145,519
Encana Corporation
55,000 6.625%,  8/15/2037 66,141
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
g
95,069
Energean Israel Finance, Ltd.
105,000 4.500%,  3/30/2024
g
105,533
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 44,977
91,000 5.875%,  1/15/2024 101,299
43,000 6.625%,  2/15/2028
b,i
38,055
63,000 3.750%,  5/15/2030 64,951
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 115,924
75,000 5.600%,  4/1/2044 62,250
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 47,322
105,000 4.875%,  8/16/2077
b
98,744
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 46,714
EQM Midstream Partners, LP
140,000 6.500%,  7/1/2027
g
152,215
55,000 6.500%,  7/15/2048 54,862
EQT Corporation
180,000 3.900%,  10/1/2027 183,600
Equinor ASA
43,000 2.875%,  4/6/2025 45,914
Exxon Mobil Corporation
85,000 2.992%,  3/19/2025 91,085
Genesis Energy, LP
55,000 6.500%,  10/1/2025 53,914
Harvest Midstream, LP
140,000 7.500%,  9/1/2028
g
150,458
Hess Corporation
27,000 3.500%,  7/15/2024 28,486
Hess Midstream Operations, LP
95,000 5.625%,  2/15/2026
g
97,850
Hilcorp Energy I, LP
115,000 5.750%,  2/1/2029
g
116,006
Kinder Morgan Energy Partners,
LP
64,000 3.450%,  2/15/2023 67,006
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 46,234
Marathon Petroleum Corporation
34,000 4.750%,  12/15/2023 37,343
41,000 4.700%,  5/1/2025 46,080
MPLX, LP
105,000 1.750%,  3/1/2026 105,160

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Energy (3.6%) - continued
Murphy Oil Corporation
$ 80,000 5.875%,  12/1/2027 $ 78,400
Nabors Industries, Ltd.
90,000 7.250%,  1/15/2026
g
74,700
National Fuel Gas Company
84,000 5.500%,  1/15/2026 95,999
Newfield Exploration Company
136,000 5.625%,  7/1/2024 149,508
NGL Energy Operating, LLC
75,000 7.500%,  2/1/2026
g
77,062
NGL Energy Partners, LP
75,000 7.500%,  11/1/2023 72,375
NuStar Logistics, LP
120,000 5.750%,  10/1/2025 128,462
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 50,000
190,000 2.900%,  8/15/2024 187,918
125,000 3.400%,  4/15/2026 121,375
40,000 8.500%,  7/15/2027 47,400
140,000 3.500%,  8/15/2029 131,362
80,000 6.450%,  9/15/2036 88,301
205,000 4.400%,  4/15/2046 175,570
ONEOK, Inc.
63,000 2.200%,  9/15/2025 64,145
Ovintiv, Inc.
40,000 7.375%,  11/1/2031 50,880
PBF Holding Company, LLC
110,000 9.250%,  5/15/2025
g
112,304
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 58,468
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,i
1,625
103,000 4.650%,  10/15/2025 112,859
Range Resources Corporation
55,000 9.250%,  2/1/2026 59,759
55,000 8.250%,  1/15/2029
g
58,850
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 69,116
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 41,035
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
g
29,998
Shell International Finance BV
39,000 2.375%,  4/6/2025 41,108
Southwestern Energy Company
95,000 7.500%,  4/1/2026 100,512
30,000 7.750%,  10/1/2027 32,062
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 43,785
Sunoco, LP
115,000 5.875%,  3/15/2028 120,362
Targa Resources Partners, LP
90,000 5.375%,  2/1/2027 93,336
Teine Energy, Ltd.
110,000 6.875%,  4/15/2029
e,g
111,331
Transocean Guardian, Ltd.
90,626 5.875%,  1/15/2024
g
79,298
Transocean Proteus, Ltd.
45,000 6.250%,  12/1/2024
g
42,750
Principal
Amount Long-Term Fixed Income (56.5%) Value
Energy (3.6%) - continued
USA Compression Partners, LP
$ 40,000 6.875%,  4/1/2026 $ 41,025
Vine Energy Holdings, LLC
70,000 6.750%,  4/15/2029
e,g
70,000
W&T Offshore, Inc.
130,000 9.750%,  11/1/2023
g
115,011
Weatherford International, Ltd.
115,000 8.750%,  9/1/2024
g
120,302
80,000 11.000%,  12/1/2024
g
76,800
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,976
Western Midstream Operating, LP
60,000 4.350%,  2/1/2025 62,100
105,000 3.950%,  6/1/2025 107,836
65,000 5.500%,  8/15/2048 63,968
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 41,052
Williams Partners, LP
42,000 4.500%,  11/15/2023 45,738
WPX Energy, Inc.
41,000 5.250%,  9/15/2024 45,459
Total 8,412,555
Financials (7.7%)
ACE INA Holdings, Inc.
35,000 2.875%,  11/3/2022 36,201
AerCap Ireland Capital DAC
70,000 3.150%,  2/15/2024 72,936
63,000 6.500%,  7/15/2025 73,444
Air Lease Corporation
48,000 4.650%,  6/15/2026
b,i
47,400
Aircastle, Ltd.
78,000 5.000%,  4/1/2023 83,137
Ally Financial, Inc.
130,000 5.750%,  11/20/2025 147,690
42,000 8.000%,  11/1/2031 58,492
American Express Company
34,000 3.700%,  8/3/2023 36,391
36,000 3.400%,  2/22/2024 38,742
American International Group, Inc.
84,000 4.200%,  4/1/2028 94,335
Ares Capital Corporation
21,000 4.250%,  3/1/2025 22,529
100,000 3.875%,  1/15/2026 105,389
Athene Global Funding
63,000 4.000%,  1/25/2022
g
64,831
Australia and New Zealand
Banking Group, Ltd.
96,000 2.950%,  7/22/2030
b,g
99,217
Aviation Capital Group, LLC
56,000 5.500%,  12/15/2024
g
62,616
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
g
19,442
45,000 4.250%,  4/15/2026
g
47,134
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 4/19/2021
b,i
41,265
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
g
29,193
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
75,923
117,000 3.550%,  3/5/2024
b
123,444
78,000 3.864%,  7/23/2024
b
83,544

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Financials (7.7%) - continued
$ 87,000 4.200%,  8/26/2024 $ 95,957
44,000 6.100%,  9/5/2024
b,i
48,840
213,000 6.250%,  3/5/2025
b,i
235,748
36,000 3.458%,  3/15/2025
b
38,656
102,000 1.319%,  6/19/2026
b
101,689
111,000 1.197%,  10/24/2026
b
109,561
86,000 5.875%,  3/15/2028
b,i
93,798
126,000 3.593%,  7/21/2028
b
136,748
168,000 3.974%,  2/7/2030
b
186,461
Bank of Montreal
103,000 3.300%,  2/5/2024 110,481
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,i
23,836
63,000 3.400%,  1/29/2028 68,898
Bank of Nova Scotia
66,000 4.900%,  6/4/2025
b,i
70,167
41,000 1.050%,  3/2/2026 40,348
Barclays plc
76,000 4.610%,  2/15/2023
b
78,522
99,000 4.338%,  5/16/2024
b
106,007
46,000 8.000%,  6/15/2024
b,i
51,060
41,000 4.375%,  9/11/2024 44,812
49,000 2.852%,  5/7/2026
b
51,295
64,000 4.972%,  5/16/2029
b
73,590
BB&T Corporation
34,000 2.500%,  8/1/2024 35,797
BNP Paribas SA
49,000 2.819%,  11/19/2025
b,g
51,580
Boston Properties, LP
42,000 2.550%,  4/1/2032 40,264
BPCE SA
34,000 3.000%,  5/22/2022
g
34,977
40,000 2.375%,  1/14/2025
g
41,325
Brixmor Operating Partnership, LP
42,000 2.250%,  4/1/2028 41,211
Burford Capital Global Finance,
LLC
60,000 6.250%,  4/15/2028
e,g
61,500
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 41,481
CANPACK SA
150,000 3.125%,  11/1/2025
g
152,250
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 53,570
60,000 2.280%,  1/28/2026
b
61,587
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
g
127,350
Central Fidelity Capital Trust I
175,000
1.241%,  (LIBOR 3M +
1.000%), 4/15/2027
b
167,219
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,i
106,048
96,000 4.000%,  6/1/2026
b,i
97,421
63,000 2.000%,  3/20/2028 63,280
Chobani, LLC
150,000 4.625%,  11/15/2028
g
153,000
CIT Group, Inc.
84,000 5.250%,  3/7/2025 94,605
Citigroup, Inc.
37,000 2.750%,  4/25/2022 37,878
81,000 3.142%,  1/24/2023
b
82,682
Principal
Amount Long-Term Fixed Income (56.5%) Value
Financials (7.7%) - continued
$ 88,000 5.950%,  1/30/2023
b,i
$ 92,323
84,000 5.000%,  9/12/2024
b,i
86,545
105,000 3.352%,  4/24/2025
b
112,372
42,000 5.950%,  5/15/2025
b,i
45,255
100,000 5.500%,  9/13/2025 115,907
44,000 4.000%,  12/10/2025
b,i
44,429
110,000 3.875%,  2/18/2026
b,i
109,486
148,000 1.122%,  1/28/2027
b
144,769
168,000 4.075%,  4/23/2029
b
186,900
CNA Financial Corporation
36,000 3.950%,  5/15/2024 39,108
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
24,227
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
g
49,522
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 77,915
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,g
40,656
Corporate Office Properties, LP
41,000 2.250%,  3/15/2026 41,663
Credit Acceptance Corporation
130,000 5.125%,  12/31/2024
g
132,600
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,g,i
53,020
42,000 3.250%,  1/14/2030
g
43,177
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
g
64,885
24,000 7.500%,  12/11/2023
b,g,i
25,976
39,000 2.593%,  9/11/2025
b,g
40,442
43,000 3.869%,  1/12/2029
b,g
46,108
Credit Suisse Group Funding
(Guernsey), Ltd.
54,000 3.800%,  9/15/2022 56,243
Dai-ichi Life Insurance Company,
Ltd.
130,000 5.100%,  10/28/2024
b,g,i,l
143,812
Danske Bank AS
56,000 5.000%,  1/12/2023
b,g
57,780
Deutsche Bank AG
143,000 2.129%,  11/24/2026
b
143,360
Digital Realty Trust, LP
63,000 3.700%,  8/15/2027 69,451
Discover Bank
84,000 4.682%,  8/9/2028
b
89,594
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
g
174,379
Duke Realty, LP
63,000 4.000%,  9/15/2028 69,881
ESH Hospitality, Inc.
80,000 5.250%,  5/1/2025
g
81,600
105,000 4.625%,  10/1/2027
g
111,052
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 66,199
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
42,480
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 46,235
First Horizon National Corporation
49,000 3.550%,  5/26/2023 51,797

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Financials (7.7%) - continued
Five Corners Funding Trust
$ 100,000 4.419%,  11/15/2023
g
$ 109,697
FNB Corporation
81,000 2.200%,  2/24/2023 82,581
Fortress Transportation
75,000 6.500%,  10/1/2025
g
78,375
GE Capital Funding, LLC
21,000 4.050%,  5/15/2027
g
23,400
42,000 4.400%,  5/15/2030
g
47,550
Global Net Lease, Inc.
110,000 3.750%,  12/15/2027
g
107,220
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
82,015
68,000 3.625%,  2/20/2024 73,178
111,000 5.500%,  8/10/2024
b,i
119,880
44,000 3.500%,  4/1/2025 47,670
61,000 3.272%,  9/29/2025
b
65,457
61,000 4.250%,  10/21/2025 68,088
62,000 0.855%,  2/12/2026
b
60,940
84,000 3.814%,  4/23/2029
b
92,032
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 43,568
34,000
2.319%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
32,639
Healthpeak Properties, Inc.
42,000 4.000%,  6/1/2025 46,425
HSBC Holdings plc
76,000 6.875%,  6/1/2021
b,i
76,661
49,000 3.803%,  3/11/2025
b
52,913
24,000 6.375%,  3/30/2025
b,i
26,448
49,000 2.633%,  11/7/2025
b
51,210
37,000 1.645%,  4/18/2026
b
37,023
49,000 1.589%,  5/24/2027
b
48,222
42,000 6.500%,  3/23/2028
b,i
47,092
118,000 4.583%,  6/19/2029
b
132,608
66,000 4.600%,  12/17/2030
b,i
65,257
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
68,719
Icahn Enterprises, LP
255,000 6.375%,  12/15/2025 263,287
Intercontinental Exchange, Inc.
41,000 0.700%,  6/15/2023 41,110
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
g
168,816
iStar, Inc.
115,000 4.250%,  8/1/2025 115,793
J.P. Morgan Chase & Company
58,000 2.776%,  4/25/2023
b
59,395
48,000 5.150%,  5/1/2023
b,i
49,651
44,000 6.000%,  8/1/2023
b,i
46,122
44,000 6.750%,  2/1/2024
b,i
48,180
49,000 1.514%,  6/1/2024
b
50,017
144,000 5.000%,  8/1/2024
b,i
148,860
87,000 3.875%,  9/10/2024 95,378
176,000 4.023%,  12/5/2024
b
190,946
126,000 4.600%,  2/1/2025
b,i
127,417
44,000 2.083%,  4/22/2026
b
45,191
129,000 1.045%,  11/19/2026
b
125,995
126,000 4.005%,  4/23/2029
b
140,513
168,000 4.493%,  3/24/2031
b
193,565
KeyBank NA
63,000 3.900%,  4/13/2029 68,842
Principal
Amount Long-Term Fixed Income (56.5%) Value
Financials (7.7%) - continued
Kilroy Realty, LP
$ 46,000 4.375%,  10/1/2025 $ 50,572
Lincoln National Corporation
42,000 3.800%,  3/1/2028 46,415
40,000
2.549%,  (LIBOR 3M +
2.358%), 5/17/2066
b
34,295
Lloyds Banking Group plc
59,000 2.858%,  3/17/2023
b
60,241
75,000 3.900%,  3/12/2024 81,412
46,000 7.500%,  6/27/2024
b,i
51,290
84,000 1.627%,  5/11/2027
b
83,389
80,000 6.657%,  5/21/2037
b,g,i
103,200
LPL Holdings, Inc.
90,000 4.000%,  3/15/2029
g
90,675
Mastercard, Inc.
42,000 1.900%,  3/15/2031 41,283
MetLife, Inc.
44,000 3.850%,  9/15/2025
b,i
45,430
84,000 5.875%,  3/15/2028
b,i
93,030
MGM Growth Properties Operating
Partnership, LP
110,000 4.625%,  6/15/2025
g
116,017
50,000 5.750%,  2/1/2027 55,122
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 93,932
Mitsubishi UFJ Financial Group,
Inc.
52,000 2.623%,  7/18/2022 53,435
63,000 3.455%,  3/2/2023 66,429
36,000 3.407%,  3/7/2024 38,654
49,000 1.412%,  7/17/2025 48,966
63,000 3.741%,  3/7/2029 68,411
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
53,416
63,000 3.153%,  7/16/2030
b
65,865
Morgan Stanley
26,000 4.875%,  11/1/2022 27,720
82,000 3.125%,  1/23/2023 85,858
81,000 4.100%,  5/22/2023 86,616
41,000 0.560%,  11/10/2023
b
41,013
36,000 2.720%,  7/22/2025
b
37,977
29,000 5.000%,  11/24/2025 33,329
89,000 2.188%,  4/28/2026
b
91,958
61,000 0.985%,  12/10/2026
b
59,542
126,000 3.622%,  4/1/2031
b
136,804
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 72,275
60,000 4.625%,  8/1/2029 63,122
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 41,184
Natwest Group plc
34,000 6.125%,  12/15/2022 36,874
30,000 6.100%,  6/10/2023 33,200
42,000 4.892%,  5/18/2029
b
47,848
NFP Corporation
45,000 6.875%,  8/15/2028
g
46,687
Nippon Life Insurance Company
88,000 5.100%,  10/16/2044
b,g
97,240
63,000 3.400%,  1/23/2050
b,g
64,103
Omega Healthcare Investors, Inc.
41,000 5.250%,  1/15/2026 46,348
43,000 4.750%,  1/15/2028 47,229

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Financials (7.7%) - continued
Owl Rock Technology Finance
Corporation
$ 63,000 3.750%,  6/17/2026
g
$ 64,427
Park Aerospace Holdings, Ltd.
18,000 4.500%,  3/15/2023
g
18,799
PayPal Holdings, Inc.
64,000 1.650%,  6/1/2025 65,178
42,000 2.850%,  10/1/2029 43,757
PennyMac Financial Services, Inc.
95,000 4.250%,  2/15/2029
g
90,844
Pine Street Trust I
42,000 4.572%,  2/15/2029
g
47,193
Playtika Holding Corporation
40,000 4.250%,  3/15/2029
g
39,408
PNC Bank NA
42,000 2.700%,  10/22/2029 42,928
Provident Financing Trust I
22,000 7.405%,  3/15/2038 25,351
Prudential Financial, Inc.
95,000 5.625%,  6/15/2043
b
101,806
129,000 5.200%,  3/15/2044
b
137,364
22,000 3.700%,  10/1/2050
b
22,246
Quicken Loans, LLC
95,000 3.625%,  3/1/2029
g
91,438
Regions Financial Corporation
42,000 3.800%,  8/14/2023 45,049
44,000 5.750%,  6/15/2025
b,i
48,455
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 62,437
Royal Bank of Scotland Group plc
44,000 8.625%,  8/15/2021
b,i
45,045
58,000 4.269%,  3/22/2025
b
63,270
33,000 3.754%,  11/1/2029
b
35,073
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 90,019
Santander UK Group Holdings plc
63,000 3.823%,  11/3/2028
b
68,785
Service Properties Trust
115,000 4.500%,  6/15/2023 116,824
50,000 4.750%,  10/1/2026 48,750
80,000 5.500%,  12/15/2027 84,619
Simon Property Group, LP
67,000 2.000%,  9/13/2024 69,343
42,000 2.650%,  7/15/2030 42,100
Societe Generale SA
48,000 2.625%,  10/16/2024
g
50,082
44,000 8.000%,  9/29/2025
b,g,i
51,603
49,000 1.488%,  12/14/2026
b,g
48,148
Springleaf Finance Corporation
80,000 6.875%,  3/15/2025 90,994
110,000 7.125%,  3/15/2026 126,869
110,000 6.625%,  1/15/2028 124,664
Standard Chartered plc
62,000 1.319%,  10/14/2023
b,g
62,394
49,000 0.991%,  1/12/2025
b,g
48,723
State Street Corporation
41,000 2.354%,  11/1/2025
b
43,125
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,094
31,000 2.778%,  10/18/2022 32,064
48,000 2.448%,  9/27/2024 50,287
Principal
Amount Long-Term Fixed Income (56.5%) Value
Financials (7.7%) - continued
$ 63,000 3.544%,  1/17/2028 $ 68,162
63,000 2.142%,  9/23/2030 59,059
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
g
40,332
Synchrony Financial
42,000 4.250%,  8/15/2024 45,688
84,000 3.700%,  8/4/2026 90,388
Truist Bank
42,000 2.250%,  3/11/2030 40,982
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
118,129
UBS Group AG
49,000 1.364%,  1/30/2027
b,g
48,287
USB Realty Corporation
84,000
1.388%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
65,100
Ventas Realty, LP
34,000 3.750%,  5/1/2024 36,685
VEREIT Operating Partnership, LP
63,000 3.950%,  8/15/2027 69,132
VICI Properties, LP
70,000 4.250%,  12/1/2026
g
71,616
30,000 3.750%,  2/15/2027
g
30,000
70,000 4.625%,  12/1/2029
g
72,615
Wachovia Capital Trust II
50,000
0.741%,  (LIBOR 3M +
0.500%), 1/15/2027
b
47,925
Wells Fargo & Company
69,000 4.125%,  8/15/2023 74,646
61,000 1.654%,  6/2/2024
b
62,314
80,000 2.406%,  10/30/2025
b
83,563
65,000 3.900%,  3/15/2026
b,i
65,644
106,000 2.188%,  4/30/2026
b
109,400
84,000 4.478%,  4/4/2031
b
96,732
Welltower, Inc.
42,000 2.800%,  6/1/2031 41,745
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
67,272
Willis North America, Inc.
84,000 4.500%,  9/15/2028 95,525
Total 17,978,790
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
49,000 2.150%,  5/13/2025
g
49,750
Total 49,750
Mortgage-Backed Securities (14.6%)
Federal Home Loan Mortgage
Corporation
606,524
3.500%,  8/15/2035, Ser.
345, Class C8
j
69,723
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,489,351 3.000%,  3/25/2050 1,554,401
1,084,251 3.000%,  4/1/2050 1,132,323
495,967 3.500%,  7/1/2047 526,518
Federal National Mortgage
Association
313,125 4.500%,  5/1/2048 341,778
555,601 3.500%,  10/1/2048 586,842

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Mortgage-Backed Securities (14.6%) -
continued
$ 344,855 3.500%,  6/1/2049 $ 365,017
633,971 3.500%,  8/1/2049 670,912
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,600,000 1.500%,  4/1/2036
e
2,611,738
6,550,000 2.000%,  4/1/2036
e
6,722,085
3,900,000 2.500%,  4/1/2036
e
4,057,676
1,850,000 2.000%,  5/1/2036
e
1,896,272
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,350,000 2.000%,  4/1/2051
e
2,345,594
5,500,000 2.500%,  4/1/2051
e
5,643,945
2,000,000 2.000%,  5/1/2051
e
1,992,578
2,500,000 2.500%,  5/1/2051
e
2,560,059
812,359 4.000%,  7/1/2048 871,922
Total 33,949,383
Technology (1.7%)
Apple, Inc.
120,000 3.450%,  5/6/2024 130,390
41,000 0.700%,  2/8/2026 40,213
125,000 2.200%,  9/11/2029 126,659
Baidu, Inc.
52,000 3.075%,  4/7/2025 54,728
Banff Merger Sub, Inc.
55,000 9.750%,  9/1/2026
g
58,575
Broadcom Corporation
84,000 3.125%,  1/15/2025 89,377
63,000 3.875%,  1/15/2027 68,412
Broadcom, Inc.
84,000 5.000%,  4/15/2030 95,736
CDW, LLC
100,000 4.250%,  4/1/2028 103,500
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
g
125,466
CommScope, Inc.
80,000 7.125%,  7/1/2028
g
84,966
Dell International, LLC
63,000 5.850%,  7/15/2025
g
73,445
63,000 5.300%,  10/1/2029
g
73,695
Diamond 1 Finance Corporation
90,000 5.450%,  6/15/2023
g
98,357
Diamond Sports Group, LLC
205,000 6.625%,  8/15/2027
g
106,600
Fiserv, Inc.
68,000 2.750%,  7/1/2024 71,857
84,000 4.200%,  10/1/2028 94,654
Gartner, Inc.
35,000 4.500%,  7/1/2028
g
36,094
115,000 3.750%,  10/1/2030
g
114,049
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,862
42,000 3.200%,  8/15/2029 44,235
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 36,051
34,000 4.450%,  10/2/2023 36,943
Intuit, Inc.
41,000 0.950%,  7/15/2025 40,682
Principal
Amount Long-Term Fixed Income (56.5%) Value
Technology (1.7%) - continued
Iron Mountain, Inc.
$ 50,000 5.000%,  7/15/2028
g
$ 51,125
65,000 4.875%,  9/15/2029
g
65,809
Marvell Technology Group, Ltd.
42,000 4.200%,  6/22/2023 44,939
Micron Technology, Inc.
42,000 4.975%,  2/6/2026 48,060
NCR Corporation
220,000 6.125%,  9/1/2029
g
232,925
NVIDIA Corporation
21,000 2.850%,  4/1/2030 22,054
NXP Funding, LLC
44,000 4.875%,  3/1/2024
g
48,904
21,000 2.700%,  5/1/2025
g
22,024
42,000 4.300%,  6/18/2029
g
46,974
Open Text Corporation
140,000 4.125%,  2/15/2030
g
141,917
Oracle Corporation
30,000 2.500%,  5/15/2022 30,586
105,000 2.500%,  4/1/2025 110,325
42,000 2.950%,  4/1/2030 43,308
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
53,217
PTC, Inc.
65,000 3.625%,  2/15/2025
g
66,706
60,000 4.000%,  2/15/2028
g
60,900
Qorvo, Inc.
95,000 3.375%,  4/1/2031
g
93,090
Rackspace Technology Global,
Inc.
115,000 5.375%,  12/1/2028
g,l
116,935
Seagate HDD Cayman
41,000 4.250%,  3/1/2022
l
42,128
140,000 3.375%,  7/15/2031
g
134,603
Sensata Technologies, Inc.
205,000 3.750%,  2/15/2031
g
202,118
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
g
41,500
SS&C Technologies, Inc.
210,000 5.500%,  9/30/2027
g
223,660
Switch, Ltd.
120,000 3.750%,  9/15/2028
g
118,166
Tencent Holdings, Ltd.
49,000 1.810%,  1/26/2026
g
49,152
Texas Instruments, Inc.
71,000 1.375%,  3/12/2025 72,239
Total 4,005,910
Transportation (0.7%)
Air Canada Pass Through Trust
8,786 3.875%,  3/15/2023
g
8,772
Air Lease Corporation
40,000 2.300%,  2/1/2025 40,856
11,000 3.375%,  7/1/2025 11,619
42,000 3.125%,  12/1/2030 41,876
American Airlines, Inc.
90,000 11.750%,  7/15/2025
g
111,329
150,000 5.500%,  4/20/2026
g
156,104
20,000 5.750%,  4/20/2029
g
21,273
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
g
98,270
Boeing Company
41,000 1.950%,  2/1/2024 42,008

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (56.5%) Value
Transportation (0.7%) - continued
CSX Corporation
$ 42,000 4.250%,  3/15/2029 $ 47,700
Delta Air Lines, Inc.
110,000 7.000%,  5/1/2025
g
126,715
95,073 4.500%,  10/20/2025
g
101,481
Hawaiian Brand Intellectual
Property, Ltd.
120,000 5.750%,  1/20/2026
g
127,512
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 36,123
Mileage Plus Holdings, LLC
120,000 6.500%,  6/20/2027
g
131,550
Penske Truck Leasing Company,
LP
36,000 3.375%,  2/1/2022
g
36,665
41,000 1.200%,  11/15/2025
g
40,273
Southwest Airlines Company
20,000 4.750%,  5/4/2023 21,594
42,000 5.125%,  6/15/2027 48,286
Union Pacific Corporation
55,000 3.750%,  7/15/2025 60,414
42,000 2.150%,  2/5/2027 43,139
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 35,481
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
81,398
40,000 6.750%,  8/15/2024
g
41,950
Total 1,512,388
Utilities (1.3%)
Ameren Corporation
41,000 1.750%,  3/15/2028 39,630
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 65,100
Calpine Corporation
200,000 4.500%,  2/15/2028
g
201,680
CenterPoint Energy Houston
Electric, LLC
42,000 2.350%,  4/1/2031 42,012
CenterPoint Energy, Inc.
40,000 2.500%,  9/1/2022 41,077
34,000 2.500%,  9/1/2024 35,649
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 36,209
64,000 4.650%,  12/15/2024
b,i
67,379
42,000 3.375%,  4/1/2030 44,718
DTE Energy Company
42,000 3.800%,  3/15/2027 46,257
Duke Energy Corporation
24,000 4.875%,  9/16/2024
b,i
25,356
84,000 3.150%,  8/15/2027 89,482
Edison International
50,000 4.950%,  4/15/2025 55,811
Entergy Corporation
41,000 0.900%,  9/15/2025 40,037
42,000 1.900%,  6/15/2028 41,020
Evergy, Inc.
35,000 2.450%,  9/15/2024 36,645
Exelon Corporation
42,000 4.050%,  4/15/2030 46,800
FirstEnergy Corporation
59,000 2.850%,  7/15/2022 59,885
Principal
Amount Long-Term Fixed Income (56.5%) Value
Utilities (1.3%) - continued
Florida Power & Light Company
$ 44,000 2.850%,  4/1/2025 $ 46,962
Georgia Power Company
40,000 2.100%,  7/30/2023 41,287
NextEra Energy Operating
Partners, LP
160,000 3.875%,  10/15/2026
g
167,800
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
49,560
42,000 2.950%,  9/1/2029 43,232
NRG Energy, Inc.
41,000 2.000%,  12/2/2025
g
40,993
175,000 3.375%,  2/15/2029
g
170,844
Pacific Gas and Electric Company
63,000 3.750%,  2/15/2024 66,998
63,000 2.100%,  8/1/2027 61,682
PG&E Corporation
80,000 5.000%,  7/1/2028 84,518
65,000 5.250%,  7/1/2030 68,900
PPL Capital Funding, Inc.
43,000 3.950%,  3/15/2024 46,429
42,000 4.125%,  4/15/2030 47,205
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 38,680
Sempra Energy
44,000 4.875%,  10/15/2025
b,i
47,080
63,000 3.400%,  2/1/2028 67,564
Southern Company
85,000 4.000%,  1/15/2051
b
89,696
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 161,200
Talen Energy Supply, LLC
125,000 7.625%,  6/1/2028
g
126,563
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
g
167,253
TransCanada Trust
90,000 5.875%,  8/15/2076
b
98,100
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
164,803
Xcel Energy, Inc.
42,000 4.000%,  6/15/2028 46,639
Total 2,958,735
Total Long-Term Fixed Income
(cost $130,371,320) 131,750,834
Shares
Registered Investment
Companies ( 16.6% ) Value
Unaffiliated  (1.9%)
8,484 Aberdeen Asia-Pacific Income
Fund, Inc. 34,700
2,175 AllianceBernstein Global High
Income Fund, Inc. 25,774
4,688 BlackRock Core Bond Trust 73,602
3,380 BlackRock Corporate High Yield
Fund, Inc. 39,681
3,761 BlackRock Credit Allocation
Income Trust 55,211
3,400 BlackRock Enhanced Equity
Dividend Trust 32,164
2,638 BlackRock Enhanced Global
Dividend Trust 30,311

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (16.6%) Value
Unaffiliated  (1.9%)- continued
2,968 BlackRock Multi-Sector Income
Trust $ 53,483
1,900 Brookfield Real Assets Income
Fund, Inc. 39,330
871 Cohen & Steers Quality Income
Realty Fund, Inc. 12,124
1,414 Eaton Vance Limited Duration
Income Fund 17,859
2,342 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 21,780
3,779 Invesco Dynamic Credit
Opportunities Fund 42,967
3,561 Invesco Senior Loan ETF 78,805
20,525 iShares S&P U.S. Preferred Stock
Index Fund
l
788,160
2,325 Liberty All-Star Equity Fund 17,740
3,825 Nuveen Credit Strategies Income
Fund 24,863
2,670 PGIM Global High Yield Fund, Inc. 39,836
2,642 PGIM High Yield Bond Fund, Inc. 41,374
1,772 Pimco Dynamic Credit And
Mortgage Income Fund 39,462
3,248 Royce Micro-Cap Trust, Inc. 36,702
3,298 Royce Value Trust, Inc. 59,727
4,350 SPDR Bloomberg Barclays High
Yield Bond ETF
l
473,280
30,916 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 844,934
658 Tri-Continental Corporation 21,339
13,500 Vanguard Intermediate-Term
Corporate Bond ETF 1,255,905
6,556 Virtus Dividend, Interst & Premium
Strategy Fund 90,342
6,843 Voya Global Equity Dividend &
Premium Opportunity Fund 39,005
4,588 Wells Fargo Income Opportunities
Fund 38,723
9,544 Western Asset High Income
Opportunity Fund, Inc. 48,484
Total 4,417,667
Affiliated  (14.7%)
3,545,348 Thrivent Core Emerging Markets
Debt Fund 34,283,510
Total 34,283,510
Total Registered Investment
Companies (cost $38,614,639) 38,701,177
Shares Preferred Stock ( 0.8% ) Value
Communications Services (0.1%)
4,325 AT&T, Inc., 4.750%
i
109,293
1,250 AT&T, Inc., 5.000%
i
32,962
Total 142,255
Consumer Staples (<0.1%)
850 CHS, Inc., 7.100%
b,i
23,469
Total 23,469
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
i
53,162
825 Energy Transfer Operating, LP,
7.600%
b,i
19,726
Shares Preferred Stock (0.8%) Value
Energy (0.1%) - continued
1,736 Nustar Logistics, LP, 6.975%
b
$ 42,792
Total 115,680
Financials (0.6%)
1,250 Aegon Funding Corporation II,
5.100% 32,437
1,870 Agribank FCB, 6.875%
b,i
201,960
3,700 Allstate Corporation, 5.100%
i
99,937
2,200 Bank of America Corporation,
5.000%
i
58,234
1,000 Bank of America Corporation,
5.375%
i
27,080
2,500 Capital One Financial Corporation,
5.000%
i
64,375
1,445 Cobank ACB, 6.250%
b,i
152,086
2,775 Equitable Holdings, Inc., 5.250%
i
72,927
70 First Horizon Bank, 3.750%
b,g,i
58,100
1,846 GMAC Capital Trust I, 5.983%
b
47,036
1,750 J.P. Morgan Chase & Company,
4.750%
i
46,235
1,750 J.P. Morgan Chase & Company,
5.750%
i
47,443
1,750 Legg Mason, Inc., 5.450% 44,625
3,080 Morgan Stanley, 5.850%
b,i
87,718
3,700 Morgan Stanley, 7.125%
b,i,l
106,782
425 Synovus Financial Corporation,
5.875%
b,i
11,424
2,650 Truist Financial Corporation,
4.750%
i
68,238
148 Wells Fargo & Company,
Convertible, 7.500%
i
209,777
Total 1,436,414
Real Estate (<0.1%)
3,200 Public Storage, 4.125%
i
82,592
668 Public Storage, 4.625%
i
17,942
175 Public Storage, 4.700%
i
4,692
275 Public Storage, 4.875%
i
7,365
Total 112,591
Utilities (<0.1%)
3,525 Southern Company, 4.950% 92,778
Total 92,778
Total Preferred Stock
(cost $1,851,774) 1,923,187
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
1,905,647 Thrivent Cash Management Trust 1,905,647
Total Collateral Held for
Securities Loaned
(cost $1,905,647) 1,905,647
Shares Common Stock ( 0.1% ) Value
Communications Services (<0.1%)
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
3,927
Total 3,927
Energy (0.1%)
600 Enbridge, Inc. 21,840
1,300 Kinder Morgan, Inc. 21,645
54,556 McDermott International, Inc.
m
43,645
1,000 MPLX, LP 25,630

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.1%) Value
Energy (0.1%) - continued
570 TC Energy Corporation $ 26,077
800 Williams Companies, Inc. 18,952
Total 157,789
Financials (<0.1%)
2,000 BlackRock TCP Capital
Corporation 27,660
800 FS KKR Capital Corporation 15,864
1,800 FS KKR Capital Corporation II 35,154
2,307 Golub Capital BDC, Inc. 33,728
948 Sixth Street Specialty Lending, Inc. 19,937
Total 132,343
Total Common Stock
(cost $502,219) 294,059
Shares or
Principal
Amount Short-Term Investments ( 15.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.020%, 6/16/2021
n,o
299,987
Thrivent Core Short-Term Reserve
Fund
3,504,745 0.180% 35,047,449
Total Short-Term Investments
(cost $35,343,172) 35,347,436
Total Investments (cost
$258,686,066) 111.5% $259,950,441
Other Assets and Liabilities, Net
(11.5%) (26,734,671)
Total Net Assets 100.0% $233,215,770
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 31, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 31, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $47,609,845 or 20.4% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 31, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of March 31, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 570,959
Common Stock 1,292,050
Total lending $1,863,009
Gross amount payable upon return of
collateral for securities loaned $1,905,647
Net amounts due to counterparty
$42,638
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,795,481 – 3,795,481 –
Capital Goods 5,629,223 – 5,266,326 362,897
Communications Services 11,418,156 – 11,418,156 –
Consumer Cyclical 8,635,091 – 8,635,091 –
Consumer Non-Cyclical 7,890,649 – 7,799,749 90,900
Energy 71,642 – 71,642 –
Financials 3,424,248 – 2,912,649 511,599
Technology 4,120,842 – 4,120,842 –
Transportation 2,743,023 – 2,743,023 –
Utilities 2,299,746 – 2,299,746 –
Long-Term Fixed Income
Asset-Backed Securities 9,143,250 – 9,143,250 –
Basic Materials 3,473,010 – 3,473,010 –
Capital Goods 5,223,966 – 5,223,966 –
Collateralized Mortgage Obligations 15,878,109 – 15,628,109 250,000
Commercial Mortgage-Backed Securities 328,250 – 328,250 –
Communications Services 8,514,818 – 8,463,285 51,533
Consumer Cyclical 9,983,393 – 9,983,393 –
Consumer Non-Cyclical 10,338,527 – 10,338,527 –
Energy 8,412,555 – 8,412,555 –
Financials 17,978,790 – 17,978,790 –
Foreign Government 49,750 – 49,750 –
Mortgage-Backed Securities 33,949,383 – 33,949,383 –
Technology 4,005,910 – 4,005,910 –
Transportation 1,512,388 – 1,512,388 –
Utilities 2,958,735 – 2,958,735 –
Registered Investment Companies
Unaffiliated 4,417,667 4,417,667 – –
Preferred Stock
Communications Services 142,255 142,255 – –
Consumer Staples 23,469 23,469 – –
Energy 115,680 115,680 – –
Financials 1,436,414 1,378,314 58,100 –
Real Estate 112,591 112,591 – –
Utilities 92,778 92,778 – –
Common Stock
Communications Services 3,927 – 3,927 –
Energy 157,789 157,789 – –
Financials 132,343 132,343 – –
Short-Term Investments 299,987 – 299,987 –
Subtotal Investments in Securities $188,713,835 $6,572,886 $180,874,020 $1,266,929
Other Investments  * Total
Affiliated Registered Investment Companies 34,283,510
Affiliated Short-Term Investments 35,047,449
Collateral Held for Securities Loaned 1,905,647
Subtotal Other Investments $71,236,606
Total Investments at Value $259,950,441
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 223,687 223,687 – –
Total Asset Derivatives $223,687 $223,687 $– $–
Liability Derivatives
Futures Contracts 104,464 104,464 – –
Total Liability Derivatives $104,464 $104,464 $– $–

Opportunity Income Plus Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling
$299,987 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 June 2021 $ 9,279,832 ( $ 9,317)
CBOT 5-Yr. U.S. Treasury Note 33 June 2021 4,124,313 (52,164)
CBOT U.S. Long Bond 6 June 2021 931,138 (3,576)
CME Ultra Long Term U.S. Treasury Bond 11 June 2021 2,032,813 (39,407)
Total Futures Long Contracts $ 16,368,096 ( $ 104,464)
CBOT 10-Yr. U.S. Treasury Note (50) June 2021 ( $ 6,711,558) $ 164,683
Ultra 10-Yr. U.S. Treasury Note (11) June 2021 (1,639,566) 59,004
Total Futures Short Contracts ( $ 8,351,124) $223,687
Total Futures Contracts $ 8,016,972 $119,223
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,714 $379 $1,300 $34,284 3,545 14.7%
Total Affiliated Registered Investment
Companies 37,714 34,284 14.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% 37,613 55,356 57,922 35,047 3,505 15.0
Total Affiliated Short-Term Investments 37,613 35,047 15.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 452 18,677 17,223 1,906 1,906 0.8
Total Collateral Held for Securities Loaned 452 1,906 0.8
Total Value $75,779 $71,237
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(23) $(2,486) – $379
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% (3) 3 – 16
Total Income/Non Income Cash from Affiliated
Investments $395
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $(26) $(2,483) $–

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 89.6% ) Value
Bermuda (1.1%)
218,000 China Resources Gas Group, Ltd. $ 1,209,988
Total 1,209,988
Brazil (4.7%)
364,434 Banco Bradesco SA ADR 1,712,840
155,502 Vale SA ADR 2,702,625
54,562 WEG SA 725,955
Total 5,141,420
Cayman Islands (19.2%)
191,800 Alibaba Group Holding, Ltd.
a
5,449,541
313,200 Budweiser Brewing Company
APAC, Ltd.
b
937,523
135,500 China Conch Venture Holdings, Ltd. 638,400
382,000 China Resources Land, Ltd. 1,861,801
136,500 Li Ning Company, Ltd. 892,981
54,800 Meituan Dianping
a,b
2,138,526
59,550 New Oriental Education &
Technology Group, Inc. ADR
a
833,700
315,200 Sands China, Ltd.
a
1,579,821
61,100 Tencent Holdings, Ltd. 4,876,242
143,500 Wuxi Biologics (Cayman), Inc.
a,b
1,809,643
Total 21,018,178
China (15.6%)
8,567 Autohome , Inc. ADR 799,044
32,800 China International Travel Service
Corporation, Ltd. 1,538,910
237,500 China Merchants Bank Company,
Ltd. 1,819,533
19,800 Hangzhou Tigermed Consulting
Company, Ltd., Class A 456,184
9,900 Hangzhou Tigermed Consulting
Company, Ltd., Class H
b
197,154
3,895 Kweichow Moutai Company, Ltd. 1,197,908
174,700 LONGi Green Energy Technology
Company, Ltd. 2,365,333
104,925 Midea Group Company, Ltd. 1,322,082
303,200 NARI Technology Company, Ltd. 1,446,775
168,000 Ping An Insurance Company of
China, Ltd. 2,009,508
112,182 Shanghai International Airport
Company, Ltd. 994,220
71,600 Shenzhou International Group
Holdings, Ltd. 1,497,625
41,720 Sungrow Power Supply Company,
Ltd. 461,266
267,400 Xinjiang Goldwind Science &
Technology Company, Ltd. 507,347
26,599 Yunnan Energy New Material
Company, Ltd. 456,657
Total 17,069,546
Hong Kong (3.0%)
142,000 AIA Group, Ltd. 1,737,622
25,530 Hong Kong Exchanges & Clearing,
Ltd. 1,514,590
Total 3,252,212
India (11.3%)
30,407 Hindustan Unilever, Ltd. 1,014,153
90,052 Housing Development Finance
Corporation 3,094,128
394,672 ITC, Ltd. 1,181,005
66,878 Kotak Mahindra Bank, Ltd.
a
1,610,755
Shares Common Stock (89.6%) Value
India (11.3%) - continued
115,171 SBI Life Insurance Company, Ltd.
a,b
$ 1,391,541
54,720 Tata Consultancy Services, Ltd. 2,384,253
18,347 Ultra Tech Cement, Ltd. 1,695,640
Total 12,371,475
Indonesia (2.0%)
566,100 Bank Central Asia Tbk PT 1,212,359
3,314,800 Bank Rakyat Indonesia Persero
Tbk PT
a
1,005,658
Total 2,218,017
Luxembourg (0.5%)
38,736 Allegro.eu SA
a,b
545,271
Total 545,271
Mexico (4.1%)
15,880 Fomento Economico Mexicano SAB
de CV ADR 1,196,240
36,580 Grupo Aeroportuario del Sureste ,
SAB de CV
a
649,651
281,773 Grupo Financiero Banorte SAB de
CV ADR
a
1,588,803
195,264 Grupo Mexico, SAB de CV 1,029,269
Total 4,463,963
Netherlands (2.8%)
2,675 ASML Holding NV 1,641,304
7,893 Prosus NV 878,326
8,520 Yandex NV
a
545,791
Total 3,065,421
Philippines (1.3%)
1,297,100 Ayala Land, Inc. 919,717
260,636 Bank of the Philippine Islands 438,426
Total 1,358,143
Russian Federation (4.1%)
16,519 Lukoil ADR 1,334,894
93,216 NovaTek PJSC 1,841,400
335,998 Sberbank of Russia PJSC 1,289,195
Total 4,465,489
South Africa (4.3%)
7,720 Anglo American Platinum, Ltd. 1,125,930
14,995 Naspers, Ltd. 3,591,459
Total 4,717,389
South Korea (3.5%)
3,144 LG Chem , Ltd. 2,249,918
2,630 Samsung SDI Company, Ltd. 1,546,499
Total 3,796,417
Taiwan (10.0%)
169,000 Hon Hai Precision Industry
Company, Ltd. 741,355
484,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 10,203,167
Total 10,944,522
United Kingdom (1.1%)
48,300 Mondi plc 1,241,450
Total 1,241,450

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (89.6%) Value
United States (1.0%)
770 Mercadolibre , Inc.
a
$ 1,133,548
Total 1,133,548
Total Common Stock
(cost $61,805,407) 98,012,449
Shares Preferred Stock ( 8.9% )
South Korea (8.9%)
150,645 Samsung Electronics Company,
Ltd. 9,757,008
Total 9,757,008
Total Preferred Stock
(cost $2,720,188) 9,757,008
Shares Short-Term Investments ( 1.6% )
Thrivent Core Short-Term Reserve
Fund
176,147 0.180% 1,761,470
Total Short-Term Investments
(cost $1,761,470) 1,761,470
Total Investments (cost
$66,287,065) 100.1% $109,530,927
Other Assets and Liabilities,
Net (0.1%) (161,437)
Total Net Assets 100.0% $109,369,490
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $7,019,658 or 6.4% of
total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,812,536 1,344,835 8,467,701 –
Consumer Discretionary 16,932,005 1,967,248 14,964,757 –
Consumer Staples 5,526,829 1,196,240 4,330,589 –
Energy 4,386,282 – 4,386,282 –
Financials 21,941,684 1,712,840 20,228,844 –
Health Care 2,462,981 – 2,462,981 –
Industrials 5,200,240 – 5,200,240 –
Information Technology 16,516,578 – 16,516,578 –
Materials 10,501,489 2,702,625 7,798,864 –
Real Estate 919,717 – 919,717 –
Utilities 3,812,108 – 3,812,108 –
Preferred Stock
Information Technology 9,757,008 – 9,757,008 –
Subtotal Investments in Securities $107,769,457 $8,923,788 $98,845,669 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,761,470
Subtotal Other Investments $1,761,470
Total Investments at Value $109,530,927
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $1,093 $10,408 $9,740 $1,761 176 1.6%
Total Affiliated Short-Term Investments 1,093 1,761 1.6
Total Value $1,093 $1,761
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Total Value $– $– $–

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.1% ) Value
Biotechnology (18.8%)
20,110 Acceleron Pharma, Inc.
a
$ 2,727,117
11,296 Agios Pharmaceuticals, Inc.
a
583,325
11,469 Allakos , Inc.
a
1,316,412
3,911 Allogene Therapeutics, Inc.
a
138,058
17,471 Alnylam Pharmaceuticals, Inc.
a
2,466,730
32,554 Amgen, Inc. 8,099,761
22,375 Arcutis Biotherapeutics , Inc.
a
647,309
7,817 Arena Pharmaceuticals, Inc.
a
542,422
2,470 Argenx SE ADR
a
680,213
3,724 Atreca , Inc.
a
57,089
5,747 Biogen, Inc.
a
1,607,723
3,310 Biohaven Pharmaceutical Holding
Company, Ltd.
a
226,239
7,607 BioMarin Pharmaceutical, Inc.
a
574,405
5,278 Blueprint Medicines Corporation
a
513,180
8,561 BridgeBio Pharma, Inc.
a
527,358
6,700 Cerevel Therapeutics Holdings
a
91,991
2,233 Cerevel Therapeutics Holdings,
Warrants (Expires 6/9/2027)
a
9,423
4,907 ChemoCentryx , Inc.
a
251,435
6,232 Connect Biopharma Holdings, Ltd.
ADR
a
115,292
8,595 Cytokinetics, Inc.
a
199,920
13,043 Decibel Therapeutics, Inc.
a
148,168
7,165 Design Therapeutics, Inc.
a
214,233
7,651 Dicerna Pharmaceuticals, Inc.
a
195,636
2,820 Enanta Pharmaceuticals, Inc.
a
139,082
7,305 EXACT Sciences Corporation
a
962,653
7,730 Genmab AS
a
2,542,348
26,384 Genmab AS ADR
a
866,187
107,510 Gilead Sciences, Inc. 6,948,371
8,870 Global Blood Therapeutics, Inc.
a
361,452
3,840 Guardant Health, Inc.
a
586,176
10,858 Halozyme Therapeutics, Inc.
a
452,670
5,022 Immunocore Holdings plc ADR
a
213,787
12,716 Incyte Corporation
a
1,033,429
3,280 Intellia Therapeutics, Inc.
a
263,236
16,200 Iovance Biotherapeutics , Inc.
a
512,892
4,670 Kodiak Sciences, Inc.
a
529,531
1,933 Krystal Biotech, Inc.
a
148,918
30,019 Mersana Therapeutics, Inc.
a
485,707
7,479 Mirati Therapeutics, Inc.
a
1,281,153
11,395 Molecular Templates, Inc.
a
143,805
9,705 Neurocrine Biosciences, Inc.
a
943,811
2,146 Nuvation Bio, Inc. Warrants
(Expires 07/07/2027)
a
5,730
49,226 PPD, Inc.
a
1,862,712
11,100 Prothena Corporation plc
a
278,832
2,440 PTC Therapeutics, Inc.
a
115,534
4,421 RAPT Therapeutics, Inc.
a
98,146
5,995 Regeneron Pharmaceuticals, Inc.
a
2,836,474
5,806 Relay Therapeutics, Inc.
a
200,713
3,695 Sage Therapeutics, Inc.
a
276,571
4,632 Sarepta Therapeutics, Inc.
a
345,223
34,429 Seagen , Inc.
a
4,780,811
6,140 Seres Therapeutics, Inc.
a
126,423
2,277 Stoke Therapeutics, Inc.
a
88,439
7,235 Taysha Gene Therapies, Inc.
a
146,871
5,383 TCR2 Therapeutics, Inc.
a
118,857
11,159 Vertex Pharmaceuticals, Inc.
a
2,397,958
Total 54,027,941
Financials (0.5%)
8,560 ARYA Sciences Acquisition
Corporation III
a
117,957
Shares Common Stock (97.1%) Value
Financials (0.5%) - continued
5,120 BCTG Acquisition Corporation
a
$ 56,934
11,207 Deerfield Healthcare Technology
Acquisitions Corporation
a
135,829
2,241 Deerfield Healthcare Technology
Acquisitions, Warrants (Expires
7/16/2025)
a
6,499
19,371 GoHealth , Inc.
a
226,447
47,585 Health Assurance Acquisition
Corporation
a
486,319
11,896 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
30,810
7,296 Health Sciences Acquisitions
Corporation 2
a
81,934
6,199 Helix Acquisition Corporation
a
63,292
22,420 MedTech Acquisition Corporation
a
216,353
7,473 MedTech Acquisition Corporation,
Warrants (Expires 12/18/2025)
a
8,220
14,300 Therapeutics Acquisition
Corporation
a
150,293
Total 1,580,887
Health Care Distributors (1.7%)
7,353 AmerisourceBergen Corporation 868,169
33,680 Cardinal Health, Inc. 2,046,060
17,740 Henry Schein, Inc.
a
1,228,317
3,196 McKesson Corporation 623,348
Total 4,765,894
Health Care Equipment (29.0%)
125,486 Abbott Laboratories 15,038,242
5,667 ABIOMED, Inc.
a
1,806,243
59,653 Avantor , Inc.
a
1,725,761
37,190 Baxter International, Inc. 3,136,605
16,558 Becton, Dickinson and Company 4,026,078
193,878 Boston Scientific Corporation
a
7,493,385
19,084 Butterfly Network, Inc.
a
321,184
6,361 Butterfly Network, Inc., Warrants
(Expires 06/29/2025)
a
41,028
4,825 Dexcom , Inc.
a
1,734,057
74,692 Edwards Lifesciences Corporation
a
6,247,239
19,666 Envista Holdings Corporation
a
802,373
8,682 Intuitive Surgical, Inc.
a
6,415,477
11,507 Masimo Corporation
a
2,642,698
78,441 Medtronic plc 9,266,235
7,620 Nevro Corporation
a
1,062,990
3,065 Novocure , Ltd.
a
405,132
15,382 ResMed , Inc. 2,984,416
4,716 Silk Road Medical, Inc.
a
238,865
1,435 Straumann Holding AG 1,791,624
28,685 Stryker Corporation 6,987,092
10,242 Teleflex, Inc. 4,255,141
31,465 Zimmer Biomet Holdings, Inc. 5,036,917
Total 83,458,782
Health Care Facilities (0.7%)
20,769 Encompass Health Corporation 1,700,981
6,930 Innovage Holding Corporation
a
178,725
Total 1,879,706
Health Care Services (5.4%)
10,198 Amedisys , Inc.
a
2,700,329
32,803 Cigna Holding Company 7,929,797
10,573 LHC Group, Inc.
a
2,021,663
6,684 Quest Diagnostics, Inc. 857,825

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (97.1%) Value
Health Care Services (5.4%) - continued
11,528 Teladoc Health, Inc.
a
$ 2,095,214
Total 15,604,828
Health Care Supplies (2.0%)
53,161 Alcon, Inc.
a
3,730,839
29,950 Dentsply Sirona, Inc. 1,911,110
Total 5,641,949
Information Technology (0.2%)
25,722 Alignment Healthcare, Inc.
a
564,083
Total 564,083
Life Sciences Tools & Services (6.3%)
7,216 Agilent Technologies, Inc. 917,442
7,622 Illumina, Inc.
a
2,927,305
19,788 IQVIA Holding, Inc.
a
3,821,854
18,504 Thermo Fisher Scientific, Inc. 8,444,856
108,572 WuXi AppTec Company, Ltd.
b
2,144,005
Total 18,255,462
Managed Health Care (12.7%)
18,293 Anthem, Inc. 6,566,272
51,927 Centene Corporation
a
3,318,655
18,826 Humana, Inc. 7,892,801
50,392 UnitedHealth Group, Inc. 18,749,351
Total 36,527,079
Pharmaceuticals (19.8%)
7,981 Apellis Pharmaceuticals, Inc.
a
342,465
86,569 Bristol-Myers Squibb Company 5,465,101
19,100 Daiichi Sankyo Company, Ltd. 557,257
12,700 Eisai Company, Ltd. 853,618
33,750 Elanco Animal Health, Inc.
a
993,937
47,255 Eli Lilly and Company 8,828,179
6,233 Forma Therapeutics Holdings,
Inc.
a
174,649
472,505 Hansoh Pharmaceutical Group
Company, Ltd.
a,b
2,266,607
10,065 Horizon Therapeutics plc
a
926,383
182,000 Hua Medicine
a,b
104,179
79,169 Johnson & Johnson 13,011,425
37,942 Merck & Company, Inc. 2,924,949
8,906 Merck KGaA 1,523,413
12,798 Nektar Therapeutics
a
255,960
159,225 Pfizer, Inc. 5,768,722
4,155 Roche Holding AG 1,345,985
36,364 Sanofi 3,595,836
28,875 Sanofi ADR 1,428,158
153,500 Wuxi Biologics (Cayman), Inc.
a,b
1,935,751
28,821 Zoetis, Inc. 4,538,731
Total 56,841,305
Total Common Stock
(cost $190,673,443) 279,147,916
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
785,648 0.180% $ 7,856,479
Total Short-Term Investments
(cost $7,853,974) 7,856,479
Total Investments (cost
$198,527,417) 99.8% $287,004,395
Other Assets and Liabilities, Net
0.2% 642,521
Total Net Assets 100.0% $287,646,916
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 31, 2021, the value of these investments was $6,450,542 or 2.2% of
total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Healthcare Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 54,027,941 51,485,593 2,542,348 –
Financials 1,580,887 1,580,887 – –
Health Care Distributors 4,765,894 4,765,894 – –
Health Care Equipment 83,458,782 81,667,158 1,791,624 –
Health Care Facilities 1,879,706 1,879,706 – –
Health Care Services 15,604,828 15,604,828 – –
Health Care Supplies 5,641,949 5,641,949 – –
Information Technology 564,083 564,083 – –
Life Sciences Tools & Services 18,255,462 16,111,457 2,144,005 –
Managed Health Care 36,527,079 36,527,079 – –
Pharmaceuticals 56,841,305 44,658,659 12,182,646 –
Subtotal Investments in Securities $279,147,916 $260,487,293 $18,660,623 $–
Other Investments  * Total
Affiliated Short-Term Investments 7,856,479
Subtotal Other Investments $7,856,479
Total Investments at Value $287,004,395
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $6,423 $13,381 $11,948 $7,856 786 2.7%
Total Affiliated Short-Term Investments 6,423 7,856 2.7
Total Value $6,423 $7,856
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $2
Total Income/Non Income Cash from Affiliated
Investments $2
Total Value $– $– $–

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Diversified REITs (6.2%)
9,554 American Assets Trust, Inc. $ 309,932
28,612 Apartment Income REIT
Corporation 1,223,449
42,667 Cousins Properties, Inc. 1,508,278
90,470 Duke Realty Corporation 3,793,407
23,174 Spirit Realty Capital, Inc. 984,895
44,006 Store Capital Corporation 1,474,201
33,584 VEREIT, Inc. 1,297,014
8,384 WP Carey, Inc. 593,252
Total 11,184,428
Health Care REITs (9.4%)
29,462 Healthcare Realty Trust, Inc. 893,288
56,225 Healthcare Trust of America, Inc. 1,550,685
122,500 Healthpeak Properties, Inc. 3,888,150
55,806 Medical Properties Trust, Inc. 1,187,552
19,214 Omega Healthcare Investors, Inc. 703,809
22,476 Physicians Realty Trust 397,151
54,598 Ventas, Inc. 2,912,257
73,970 Welltower , Inc. 5,298,471
Total 16,831,363
Hotel & Resort REITs (4.1%)
42,536 Apple Hospitality REIT, Inc. 619,750
10,400 Caesars Entertainment, Inc.
a
909,480
118,551 Host Hotels & Resorts, Inc.
a
1,997,584
52,858 MGM Growth Properties LLC 1,724,228
26,435 Park Hotels & Resorts, Inc.
a
570,467
39,654 RLJ Lodging Trust 613,844
4,802 Ryman Hospitality Properties
a
372,203
48,357 Sunstone Hotel Investors, Inc.
a
602,528
Total 7,410,084
Industrial REITs (13.4%)
48,892 Americold Realty Trust 1,880,875
4,751 EastGroup Properties, Inc. 680,723
35,396 First Industrial Realty Trust, Inc. 1,620,783
123,781 Prologis, Inc. 13,120,786
54,114 Rexford Industrial Realty, Inc. 2,727,346
8,988 SBA Communications Corporation 2,494,619
25,933 STAG Industrial, Inc. 871,608
10,945 Terreno Realty Corporation 632,293
Total 24,029,033
Office REITs (8.3%)
31,627 Alexandria Real Estate Equities,
Inc. 5,196,316
22,383 Boston Properties, Inc. 2,266,503
16,946 Corporate Office Properties Trust 446,188
33,690 Douglas Emmett, Inc. 1,057,866
25,312 Highwoods Properties, Inc. 1,086,897
44,572 Hudson Pacific Properties, Inc. 1,209,238
19,026 JBG SMITH Properties 604,837
22,991 Kilroy Realty Corporation 1,508,899
12,523 SL Green Realty Corporation 876,485
14,954 Vornado Realty Trust 678,762
Total 14,931,991
Real Estate Operating Companies (0.3%)
21,837 Essential Properties Realty Trust,
Inc. 498,539
Total 498,539
Shares Common Stock (99.1%) Value
Real Estate Services (0.2%)
4,500 CBRE Group, Inc.
a
$ 355,995
Total 355,995
Residential REITs (20.4%)
21,262 American Campus Communities,
Inc. 917,880
102,535 American Homes 4 Rent 3,418,517
21,379 AvalonBay Communities, Inc. 3,944,639
24,231 Camden Property Trust 2,663,229
57,803 Equity Lifestyle Properties, Inc. 3,678,583
41,666 Equity Residential 2,984,536
11,285 Essex Property Trust, Inc. 3,067,714
174,246 Invitation Homes, Inc. 5,574,130
20,305 Mid-America Apartment
Communities, Inc. 2,931,230
29,401 Sun Communities, Inc. 4,411,326
68,124 UDR, Inc. 2,987,919
Total 36,579,703
Retail REITs (8.9%)
16,497 Agree Realty Corporation 1,110,413
63,326 Brixmor Property Group, Inc. 1,281,085
5,556 Federal Realty Investment Trust 563,656
48,387 Kimco Realty Corporation 907,256
20,971 National Retail Properties, Inc. 924,192
16,513 NetSTREIT Corporation 305,325
28,024 Realty Income Corporation 1,779,524
38,507 Regency Centers Corporation 2,183,732
45,649 Simon Property Group, Inc. 5,193,487
29,490 SITE Centers Corporation 399,885
25,301 Urban Edge Properties 417,973
36,442 Weingarten Realty Investors 980,654
Total 16,047,182
Specialized REITs (27.9%)
33,736 American Tower Corporation 8,064,928
7,880 CoreSite Realty Corporation 944,418
25,743 Crown Castle International
Corporation 4,431,143
49,186 CubeSmart 1,860,706
28,145 CyrusOne , Inc. 1,905,979
29,018 Digital Realty Trust, Inc. 4,086,895
15,024 Equinix , Inc. 10,210,160
30,682 Extra Space Storage, Inc. 4,066,899
13,973 Four Corners Property Trust, Inc. 382,860
32,244 Gaming and Leisure Properties,
Inc. 1,368,113
6,006 GDS Holdings, Ltd. ADR
a
487,027
22,709 Life Storage, Inc. 1,951,839
9,965 National Storage Affiliates Trust 397,903
14,704 Public Storage, Inc. 3,628,359
19,694 QTS Realty Trust, Inc. 1,221,816
112,945 VICI Properties, Inc. 3,189,567
51,789 Weyerhaeuser Company 1,843,688
Total 50,042,300
Total Common Stock
(cost $123,904,623) 177,910,618

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 0.1% ) Value
Unaffiliated  (<0.1%)
3,361 iShares U.S. Home Construction
ETF $ 228,094
Total 228,094
Total Registered Investment
Companies (cost $215,557) 228,094
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
128,456 0.180% 1,284,559
Total Short-Term Investments
(cost $1,284,559) 1,284,559
Total Investments (cost
$125,404,739) 99.9% $179,423,271
Other Assets and Liabilities, Net
0.1% 109,855
Total Net Assets 100.0% $179,533,126
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 11,184,428 11,184,428 – –
Health Care REITs 16,831,363 16,831,363 – –
Hotel & Resort REITs 7,410,084 7,410,084 – –
Industrial REITs 24,029,033 24,029,033 – –
Office REITs 14,931,991 14,931,991 – –
Real Estate Operating Companies 498,539 498,539 – –
Real Estate Services 355,995 355,995 – –
Residential REITs 36,579,703 36,579,703 – –
Retail REITs 16,047,182 16,047,182 – –
Specialized REITs 50,042,300 50,042,300 – –
Registered Investment Companies
Unaffiliated 228,094 228,094 – –
Subtotal Investments in Securities $178,138,712 $178,138,712 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,284,559
Subtotal Other Investments $1,284,559
Total Investments at Value $179,423,271
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Real Estate Securities Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $338 $5,957 $5,010 $1,285 128 0.7%
Total Affiliated Short-Term Investments 338 1,285 0.7
Total Value $338 $1,285
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Total Value $– $– $–

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Consumer Discretionary (10.7%)
8,765 Bally's Corporation
a
$ 569,550
8,128 Choice Hotels International, Inc. 872,053
28,045 Cooper-Standard Holdings, Inc.
a
1,018,594
70,274 Duluth Holdings, Inc.
a
1,190,442
5,009 Five Below, Inc.
a
955,667
2,201 Lithia Motors, Inc. 858,588
7,280 Ollie's Bargain Outlet Holdings,
Inc.
a
633,360
13,406 Planet Fitness, Inc.
a
1,036,284
21,848 Skyline Corporation
a
988,840
8,703 Wingstop , Inc. 1,106,761
Total 9,230,139
Consumer Staples (3.6%)
684 Casey's General Stores, Inc. 147,874
55,728 e.l.f . Beauty, Inc.
a
1,495,182
28,414 Turning Point Brands, Inc. 1,482,359
Total 3,125,415
Energy (0.2%)
23,542 Nine Energy Service, Inc.
a
54,147
12,579 Talos Energy, Inc.
a
151,451
Total 205,598
Financials (6.2%)
11,983 Ameris Bancorp 629,227
92,607 Everi Holdings, Inc.
a
1,306,685
8,199 Hamilton Lane, Inc. 726,104
4,188 Kinsale Capital Group, Inc. 690,182
13,380 Seacoast Banking Corporation of
Florida
a
484,891
2,585 TMX Group, Ltd. 268,620
13,197 Western Alliance Bancorp 1,246,325
Total 5,352,034
Health Care (21.2%)
24,407 ACADIA Pharmaceuticals, Inc.
a
629,701
11,871 Adaptive Biotechnologies
Corporation
a
477,926
89,306 Ardelyx , Inc.
a
591,206
3,850 Arena Pharmaceuticals, Inc.
a
267,151
1,858 Argenx SE ADR
a
511,675
4,214 Ascendis Pharma AS ADR
a
543,100
18,709 Axonics Modulation Technologies,
Inc.
a
1,120,482
6,848 Biohaven Pharmaceutical Holding
Company, Ltd.
a
468,061
2,231 Bio- Techne Corporation 852,086
2,788 Global Blood Therapeutics, Inc.
a
113,611
7,766 Guardant Health, Inc.
a
1,185,480
11,422 Immunocore Holdings plc ADR
a
486,235
6,889 Inspire Medical Systems, Inc.
a
1,425,954
2,606 iRhythm Technologies, Inc.
a
361,869
10,996 LHC Group, Inc.
a
2,102,545
13,335 Natera , Inc.
a
1,354,036
7,561 Nevro Corporation
a
1,054,759
2,015 Olink Holding AB ADR
a
72,540
13,030 Pulmonx Corporation
a
595,992
5,159 Repligen Corporation
a
1,002,961
20,920 Silk Road Medical, Inc.
a
1,059,598
16,834 Tactile Systems Technology, Inc.
a
917,285
13,654 Travere Therapeutics, Inc.
a
340,940
12,689 Vor BioPharma , Inc.
a,b
546,896
Shares Common Stock (97.3%) Value
Health Care (21.2%) - continued
9,115 Zymeworks , Inc.
a,b
$ 287,852
Total 18,369,941
Industrials (21.7%)
23,345 Altra Industrial Motion Corporation 1,291,445
11,909 ASGN, Inc.
a
1,136,595
9,983 Chart Industries, Inc.
a
1,421,080
8,285 Forward Air Corporation 735,791
7,372 Lincoln Electric Holdings, Inc. 906,314
11,847 Mercury Systems, Inc.
a
836,991
48,422 Meritor, Inc.
a
1,424,575
10,210 Middleby Corporation
a
1,692,307
17,234 Ranpak Holdings Corporation
a
345,714
4,432 RBC Bearings, Inc.
a
872,085
9,466 Regal-Beloit Corporation 1,350,609
22,890 Ritchie Brothers Auctioneers, Inc. 1,340,209
23,902 Rush Enterprises, Inc. 1,191,037
3,955 Saia, Inc.
a
911,944
7,730 Simpson Manufacturing Company,
Inc. 801,833
48,380 Summit Materials, Inc.
a
1,355,608
19,104 Sun Country Airlines Holdings,
Inc.
a,b
654,885
13,070 Willdan Group, Inc.
a
536,523
Total 18,805,545
Information Technology (28.7%)
21,153 Anaplan, Inc.
a
1,139,089
9,967 Avalara, Inc.
a
1,329,897
10,351 Bandwidth, Inc.
a,b
1,311,886
16,393 BigCommerce Holdings, Inc.
a,b
947,515
5,219 Blackline, Inc.
a
565,740
12,696 Calix, Inc.
a
440,043
7,554 Cognex Corporation 626,907
1,001 Coupa Software, Inc.
a
254,735
11,435 Descartes Systems Group, Inc.
a
696,506
11,093 Dolby Laboratories, Inc. 1,095,101
13,533 Endava plc ADR
a
1,146,110
6,835 Euronet Worldwide, Inc.
a
945,281
9,809 Five9, Inc.
a
1,533,441
12,158 Health Catalyst, Inc.
a,b
568,630
20,793 Lattice Semiconductor
Corporation
a
936,101
15,706 LivePerson , Inc.
a
828,334
8,052 Lumentum Holdings, Inc.
a
735,550
34,307 Medallia , Inc.
a
956,822
7,163 MKS Instruments, Inc. 1,328,163
3,823 Monolithic Power Systems, Inc. 1,350,322
4,835 Nova Measuring Instruments, Ltd.
a
440,033
4,000 Novanta , Inc.
a
527,560
7,720 Q2 Holdings, Inc.
a
773,544
5,173 Rogers Corporation
a
973,610
15,105 SailPoint Technologies Holdings,
Inc.
a
764,917
35,586 Sierra Wireless, Inc.
a,b
525,605
3,082 SiTime Corporation
a
303,885
13,696 Sprout Social, Inc.
a
791,081
11,304 Workiva , Inc.
a
997,691
Total 24,834,099
Materials (1.9%)
7,517 Innospec , Inc. 771,921
3,427 Quaker Chemical Corporation 835,400
Total 1,607,321

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Real Estate (3.1%)
53,057 Cushman and Wakefield plc
a
$ 865,890
5,628 FirstService Corporation 834,013
8,319 NexPoint Residential Trust, Inc. 383,423
11,388 Rexford Industrial Realty, Inc. 573,955
Total 2,657,281
Total Common Stock
(cost $65,599,220) 84,187,373
Shares
Collateral Held for Securities
Loaned ( 4.5% ) Value
3,874,750 Thrivent Cash Management Trust 3,874,750
Total Collateral Held for
Securities Loaned
(cost $3,874,750) 3,874,750
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
222,431 0.180% 2,224,312
Total Short-Term Investments
(cost $2,223,738) 2,224,312
Total Investments (cost
$71,697,708) 104.4% $90,286,435
Other Assets and Liabilities, Net
(4.4%) (3,793,703)
Total Net Assets 100.0% $86,492,732
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 3,960,972
Total lending $3,960,972
Gross amount payable upon return of
collateral for securities loaned $3,874,750
Net amounts due to counterparty
$(86,222)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Small Cap Growth Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 9,230,139 9,230,139 – –
Consumer Staples 3,125,415 3,125,415 – –
Energy 205,598 205,598 – –
Financials 5,352,034 5,083,414 268,620 –
Health Care 18,369,941 18,369,941 – –
Industrials 18,805,545 18,805,545 – –
Information Technology 24,834,099 24,834,099 – –
Materials 1,607,321 1,607,321 – –
Real Estate 2,657,281 2,657,281 – –
Subtotal Investments in Securities $84,187,373 $83,918,753 $268,620 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,224,312
Collateral Held for Securities Loaned 3,874,750
Subtotal Other Investments $6,099,062
Total Investments at Value $90,286,435
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $1,865 $18,306 $17,947 $2,224 222 2.6%
Total Affiliated Short-Term Investments 1,865 2,224 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,991 12,257 12,373 3,875 3,875 4.5
Total Collateral Held for Securities Loaned 3,991 3,875 4.5
Total Value $5,856 $6,099
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $–

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (1.6%)
24,623 AMC Networks, Inc.
a,b
$ 1,308,959
9,011 ATN International, Inc. 442,620
41,820 Cincinnati Bell, Inc.
b
641,937
34,785 Cogent Communications Holdings 2,391,816
59,865 Consolidated Communications
Holdings, Inc.
b
431,028
47,028 E.W. Scripps Company 906,229
108,501 Gannett Company, Inc.
b
583,735
33,324 Meredith Corporation
b
992,389
40,279 QuinStreet , Inc.
b
817,664
24,671 Scholastic Corporation 742,844
41,017 Shenandoah Telecommunications
Company 2,002,040
14,638 Spok Holdings, Inc. 153,553
192,374 Vonage Holdings Corporation
b
2,273,861
Total 13,688,675
Consumer Discretionary (15.8%)
28,098 Aaron's Company, Inc. 721,557
51,259 Abercrombie & Fitch Company
b
1,758,696
93,069 American Axle & Manufacturing
Holdings, Inc.
b
899,047
15,284 American Public Education, Inc.
b
544,569
5,052 America's Car-Mart, Inc.
b
769,773
15,878 Asbury Automotive Group, Inc.
b
3,120,027
24,989 Barnes & Noble Education, Inc.
b
203,410
99,574 Bed Bath & Beyond, Inc.
b
2,902,582
27,741 Big Lots, Inc. 1,894,710
19,048 BJ's Restaurants, Inc.
b
1,106,308
65,948 Bloomin ' Brands, Inc.
b
1,783,893
23,827 Boot Barn Holdings, Inc.
b
1,484,660
37,344 Brinker International, Inc.
b
2,653,665
23,540 Buckle, Inc.
a
924,651
31,139 Caleres , Inc. 678,830
77,417 Callaway Golf Company 2,070,905
16,173 Cato Corporation
b
194,076
7,022 Cavco Industries, Inc.
b
1,584,233
23,837 Century Communities, Inc.
b
1,437,848
34,634 Cheesecake Factory, Inc.
b
2,026,435
98,508 Chico's FAS, Inc.
b
326,062
11,983 Children's Place, Inc.
b
835,215
16,179 Chuy's Holdings, Inc.
b
717,053
15,833 Conn's, Inc.
b
307,952
41,432 Cooper Tire & Rubber Company 2,319,363
13,880 Cooper-Standard Holdings, Inc.
b
504,122
37,100 Core-Mark Holding Company, Inc. 1,435,399
53,757 Crocs, Inc.
b
4,324,751
39,136 Dave & Buster's Entertainment,
Inc.
b
1,874,614
48,336 Designer Brands, Inc.
b
841,046
13,673 Dine Brands Global, Inc.
b
1,230,980
23,525 Dorman Products, Inc.
b
2,414,606
15,569 El Pollo Loco Holdings, Inc.
b
250,972
17,991 Ethan Allen Interiors, Inc. 496,732
14,466 Fiesta Restaurant Group, Inc.
b
182,127
38,479 Fossil, Inc.
b
477,140
44,954 GameStop Corporation
a,b
8,533,168
11,700 Genesco, Inc.
b
555,750
27,062 Gentherm , Inc.
b
2,005,565
35,753 G-III Apparel Group, Ltd.
b
1,077,595
13,973 Group 1 Automotive, Inc. 2,204,800
30,837 Guess ?, Inc. 724,670
13,718 Haverty Furniture Companies, Inc. 510,172
13,635 Hibbett Sports, Inc.
b
939,315
18,494 Installed Building Products, Inc. 2,050,615
Shares Common Stock (98.3%) Value
Consumer Discretionary (15.8%) - continued
23,165 iRobot Corporation
b
$ 2,830,300
38,646 Kontoor Brands, Inc. 1,875,490
38,031 La-Z-Boy, Inc. 1,615,557
20,667 LCI Industries 2,733,831
18,061 LGI Homes, Inc.
b
2,696,688
22,090 Liquidity Services, Inc.
b
410,432
23,749 Lumber Liquidators Holdings, Inc.
b
596,575
45,463 M.D.C. Holdings, Inc. 2,700,502
23,913 M/I Homes, Inc.
b
1,412,541
255,065 Macy's, Inc.
b
4,129,502
19,315 Marcus Corporation
a,b
386,107
18,184 MarineMax , Inc.
b
897,562
30,815 Meritage Homes Corporation
b
2,832,515
58,184 Michaels Companies, Inc.
b
1,276,557
10,595 Monarch Casino & Resort, Inc.
b
642,269
27,459 Monro , Inc. 1,806,802
15,654 Motorcar Parts of America, Inc.
b
352,215
13,624 Movado Group, Inc. 387,603
43,968 Office Depot, Inc.
b
1,903,375
13,870 Oxford Industries, Inc. 1,212,515
57,554 Perdoceo Education Corporation
b
688,346
16,652 PetMed Express, Inc.
a
585,734
12,794 Red Robin Gourmet Burgers, Inc.
b
510,353
19,991 Regis Corporation
b
251,087
40,229 Rent-A-Center, Inc. 2,319,604
26,158 Ruth's Hospitality Group, Inc.
b
649,503
92,673 Sally Beauty Holdings, Inc.
b
1,865,508
29,811 Shake Shack, Inc.
b
3,361,786
7,067 Shoe Carnival, Inc. 437,306
18,168 Shutterstock , Inc. 1,617,679
42,995 Signet Jewelers, Ltd.
b
2,492,850
20,845 Sleep Number Corporation
b
2,991,049
19,211 Sonic Automotive, Inc. 952,289
15,091 Stamps.com, Inc.
b
3,010,805
16,529 Standard Motor Products, Inc. 687,276
63,556 Steven Madden, Ltd. 2,368,097
14,413 Sturm, Ruger & Company, Inc. 952,267
19,415 TechTarget , Inc.
b
1,348,372
40,396 Tupperware Brands Corporation
b
1,066,858
12,297 Unifi, Inc.
b
338,905
11,344 Universal Electronics, Inc.
b
623,580
18,116 Vera Bradley, Inc.
b
182,972
47,910 Vista Outdoor, Inc.
b
1,536,474
27,728 Winnebago Industries, Inc. 2,127,015
67,754 Wolverine World Wide, Inc. 2,596,333
17,158 Zumiez , Inc.
b
736,078
Total 134,896,723
Consumer Staples (4.0%)
25,361 Andersons, Inc. 694,384
53,127 B&G Foods, Inc. 1,650,125
13,668 Calavo Growers, Inc. 1,061,184
30,701 Cal-Maine Foods, Inc.
b
1,179,532
22,041 Celsius Holdings, Inc.
b
1,059,070
8,008 Central Garden & Pet Company
b
464,544
32,254 Central Garden & Pet Company,
Class A
b
1,673,660
26,336 Chefs' Warehouse, Inc.
b
802,195
3,813 Coca-Cola Consolidated, Inc. 1,101,118
31,570 e.l.f . Beauty, Inc.
b
847,023
44,588 Edgewell Personal Care Company 1,765,685
24,907 Fresh Del Monte Produce, Inc. 713,087
14,553 Inter Parfums , Inc. 1,032,244
12,317 J & J Snack Foods Corporation 1,934,139
7,286 John B. Sanfilippo & Son, Inc. 658,436

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Consumer Staples (4.0%) - continued
9,672 Medifast , Inc. $ 2,048,723
10,841 MGP Ingredients, Inc. 641,245
19,159 National Beverage Corporation
a
937,067
19,190 PriceSmart , Inc. 1,856,632
5,500 Seneca Foods Corporation
b
258,995
69,196 Simply Good Foods Company
b
2,104,942
29,685 SpartanNash Company 582,717
46,113 United Natural Foods, Inc.
b
1,518,962
20,138 Universal Corporation 1,187,941
9,764 USANA Health Sciences, Inc.
b
952,966
105,133 Vector Group, Ltd. 1,466,605
11,244 WD-40 Company 3,442,688
Total 33,635,909
Energy (3.8%)
105,429 Archrock , Inc. 1,000,521
15,236 Bonanza Creek Energy, Inc.
b
544,382
19,037 Bristow Group, Inc.
b
492,678
37,914 Callon Petroleum Company
a,b
1,461,585
24,601 CONSOL Energy, Inc.
b
239,122
36,616 Core Laboratories NV 1,054,175
22,490 Dorian LPG, Ltd.
b
295,294
29,104 Dril -Quip, Inc.
b
967,126
34,656 Green Plains, Inc.
b
938,138
116,379 Helix Energy Solutions Group, Inc.
b
587,714
88,599 Helmerich & Payne, Inc. 2,388,629
7,405 Laredo Petroleum Holdings, Inc.
b
222,594
90,163 Matador Resources Company 2,114,322
21,777 Matrix Service Company
b
285,496
5,320 Nabors Industries, Ltd.
a,b
497,154
81,578 Oceaneering International, Inc.
b
931,621
50,145 Oil States International, Inc.
b
302,374
32,831 Par Pacific Holdings, Inc.
b
463,574
154,219 Patterson-UTI Energy, Inc. 1,099,581
78,928 PBF Energy, Inc.
b
1,116,831
81,967 PDC Energy, Inc.
b
2,819,665
12,486 Penn Virginia Corporation
b
167,312
67,004 ProPetro Holding Corporation
b
714,263
212,407 Range Resources Corporation
b
2,194,164
36,422 Renewable Energy Group, Inc.
b
2,405,309
4,332 REX American Resources
Corporation
b
364,624
47,869 RPC, Inc.
b
258,493
15,854 SEACOR Holdings, Inc.
a,b
646,051
87,659 SM Energy Company 1,434,978
531,882 Southwestern Energy Company
b
2,473,251
26,040 Talos Energy, Inc.
b
313,522
61,032 U.S. Silica Holdings, Inc.
b
750,083
42,177 Warrior Met Coal, Inc. 722,492
Total 32,267,118
Financials (17.1%)
15,272 Allegiance Bancshares, Inc. 619,127
37,664 Ambac Financial Group, Inc.
b
630,495
70,556 American Equity Investment Life
Holding Company 2,224,631
57,190 Ameris Bancorp 3,003,047
15,880 AMERISAFE, Inc. 1,016,320
105,691 Apollo Commercial Real Estate
Finance, Inc. 1,476,503
53,634 ARMOUR Residential REIT, Inc. 654,335
62,910 Assured Guaranty, Ltd. 2,659,835
42,198 Axos Financial, Inc.
b
1,983,728
36,655 Banc of California, Inc. 662,722
15,333 BancFirst Corporation 1,083,890
Shares Common Stock (98.3%) Value
Financials (17.1%) - continued
76,283 BankUnited , Inc. $ 3,352,638
28,879 Banner Corporation 1,540,117
41,924 Berkshire Hills Bancorp, Inc. 935,744
39,641 Blucora , Inc.
b
659,626
3,699 BM Technologies, Inc.
b,c
40,939
67,714 Boston Private Financial Holdings,
Inc. 901,950
48,918 BrightSphere Investment Group 996,949
64,190 Brookline Bancorp, Inc. 962,850
102,238 Cadence Bancorporation 2,119,394
106,044 Capitol Federal Financial, Inc. 1,404,553
79,504 Capstead Mortgage Corporation 495,310
23,151 Central Pacific Financial
Corporation 617,669
12,925 City Holding Company 1,057,006
58,844 Columbia Banking System, Inc. 2,535,588
44,092 Community Bank System, Inc. 3,382,738
24,129 Customers Bancorp, Inc.
b
767,785
104,919 CVB Financial Corporation 2,317,661
28,768 Dime Community Bancshares, Inc. 867,068
24,346 Donnelley Financial Solutions, Inc.
b
677,549
26,109 Eagle Bancorp, Inc. 1,389,260
21,303 eHealth, Inc.
b
1,549,367
23,335 Employers Holdings, Inc. 1,004,805
25,750 Encore Capital Group, Inc.
a,b
1,035,922
29,810 Enova International, Inc.
b
1,057,659
43,233 EZCORP, Inc.
b
214,868
25,602 FB Financial Corporation 1,138,265
179,268 First Bancorp/Puerto Rico 2,018,558
23,406 First Bancorp/Southern Pines NC 1,018,161
78,994 First Commonwealth Financial
Corporation 1,135,144
79,990 First Financial Bancorp 1,919,760
107,546 First Hawaiian, Inc. 2,943,534
94,195 First Midwest Bancorp, Inc. 2,063,812
38,947 Flagstar Bancorp, Inc. 1,756,510
45,269 Granite Point Mortgage Trust, Inc. 541,870
45,267 Great Western Bancorp, Inc. 1,371,137
44,387 Green Dot Corporation
b
2,032,481
12,021 Greenhill & Company, Inc. 198,106
25,233 Hanmi Financial Corporation 497,847
5,112 HCI Group, Inc. 392,704
29,503 Heritage Financial Corporation 833,165
53,337 Hilltop Holdings, Inc. 1,820,392
17,898 HomeStreet , Inc. 788,765
101,261 Hope Bancorp, Inc. 1,524,991
34,027 Horace Mann Educators
Corporation 1,470,307
27,123 Independent Bank Corporation 2,283,485
30,159 Independent Bank Group, Inc. 2,178,686
189,613 Invesco Mortgage Capital. Inc. 760,348
184,930 Investors Bancorp, Inc. 2,716,622
25,273 James River Group Holdings, Ltd. 1,152,954
22,388 KKR Real Estate Finance Trust,
Inc. 411,715
26,491 Meta Financial Group, Inc. 1,200,307
58,054 Mr. Cooper Group, Inc.
b
2,017,957
25,172 National Bank Holdings
Corporation 998,825
35,800 NBT Bancorp, Inc. 1,428,420
311,715 New York Mortgage Trust, Inc. 1,393,366
70,074 NMI Holdings, Inc.
b
1,656,549
38,600 Northfield Bancorp, Inc. 614,512
104,284 Northwest Bancshares, Inc. 1,506,904
42,218 OFG Bancorp 954,971
136,094 Old National Bancorp 2,632,058

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Financials (17.1%) - continued
77,459 Pacific Premier Bancorp, Inc. $ 3,364,819
17,823 Palomar Holdings, Inc.
b
1,194,854
11,659 Park National Corporation
a
1,507,509
80,424 PennyMac Mortgage Investment
Trust 1,576,310
11,317 Piper Sandler Companies 1,240,909
37,454 PRA Group, Inc.
b
1,388,420
11,140 Preferred Bank 709,395
44,269 ProAssurance Corporation 1,184,638
59,428 Provident Financial Services, Inc. 1,324,056
47,910 Ready Capital Corporation 642,952
92,078 Redwood Trust, Inc. 958,532
46,198 Renasant Corporation 1,911,673
32,279 S&T Bancorp, Inc. 1,081,346
11,623 Safety Insurance Group, Inc. 979,238
45,386 Seacoast Banking Corporation of
Florida
b
1,644,789
38,653 ServisFirst Bancshares, Inc. 2,370,588
88,790 Simmons First National
Corporation 2,634,399
69,958 SiriusPoint , Ltd.
b
711,473
25,564 Southside Bancshares, Inc. 984,470
21,977 Stewart Information Services
Corporation 1,143,463
13,556 StoneX Group, Inc.
b
886,291
9,968 Tompkins Financial Corporation 824,354
18,597 Triumph Bancorp, Inc.
b
1,439,222
27,238 Trupanion , Inc.
b
2,075,808
79,216 TrustCo Bank Corporation 583,822
71,251 United Community Banks, Inc. 2,431,084
17,723 United Fire Group, Inc. 616,760
16,985 United Insurance Holdings
Corporation 122,462
23,328 Universal Insurance Holdings, Inc. 334,524
40,600 Veritex Holdings, Inc. 1,328,432
5,856 Virtus Investment Partners, Inc. 1,379,088
51,077 Waddell & Reed Financial, Inc. 1,279,479
24,093 Walker & Dunlop, Inc. 2,475,315
22,021 Westamerica Bancorporation 1,382,478
92,302 WisdomTree Investments, Inc. 576,887
3,242 World Acceptance Corporation
b
420,682
39,016 WSFS Financial Corporation 1,942,607
Total 145,925,964
Health Care (11.1%)
12,351 Addus HomeCare Corporation
b
1,291,791
115,032 Allscripts Healthcare Solutions,
Inc.
b
1,727,206
38,757 AMN Healthcare Services, Inc.
b
2,856,391
30,048 Amphastar Pharmaceuticals, Inc.
b
550,479
31,186 AngioDynamics , Inc.
b
729,752
7,912 ANI Pharmaceuticals, Inc.
b
285,940
11,772 Anika Therapeutics, Inc.
b
480,180
33,016 Cardiovascular Systems, Inc.
b
1,265,833
52,622 Coherus Biosciences, Inc.
a,b
768,807
28,551 Collegium Pharmaceutical, Inc.
b
676,659
100,086 Community Health Systems, Inc.
b
1,353,163
10,371 Computer Programs and Systems,
Inc. 317,353
23,776 CONMED Corporation 3,104,908
86,731 Corcept Therapeutics, Inc.
b
2,063,331
7,490 CorVel Corporation
b
768,399
81,690 Covetrus , Inc.
b
2,448,249
28,659 Cross Country Healthcare, Inc.
b
357,951
32,002 CryoLife , Inc.
b
722,605
Shares Common Stock (98.3%) Value
Health Care (11.1%) - continued
14,485 Cutera , Inc.
b
$ 435,274
58,415 Cytokinetics, Inc.
a,b
1,358,733
9,526 Eagle Pharmaceuticals, Inc.
b
397,615
14,748 Enanta Pharmaceuticals, Inc.
b
727,371
189,349 Endo International plc
b
1,403,076
42,235 Ensign Group, Inc. 3,963,332
14,469 Fulgent Genetics, Inc.
a,b
1,397,995
37,612 Glaukos Corporation
b
3,156,775
31,337 Hanger, Inc.
b
715,110
20,697 HealthStream , Inc.
b
462,371
8,129 Heska Corporation
b
1,369,411
51,640 Innoviva , Inc.
b
617,098
15,170 Inogen , Inc.
b
796,728
27,073 Integer Holdings Corporation
b
2,493,423
28,276 Invacare Corporation 226,774
27,982 Lannett Company, Inc.
b
147,745
55,012 Lantheus Holdings, Inc.
b
1,175,606
13,870 LeMaitre Vascular, Inc. 676,579
35,668 Luminex Corporation 1,137,809
18,984 Magellan Health Services, Inc.
b
1,770,068
70,344 Mednax , Inc.
b
1,791,662
35,442 Meridian Bioscience, Inc.
b
930,353
40,259 Merit Medical Systems, Inc.
b
2,410,709
4,005 Mesa Laboratories, Inc.
a
975,218
10,142 ModivCare , Inc.
b
1,502,233
61,783 Myriad Genetics, Inc.
b
1,881,292
27,826 Natus Medical, Inc.
b
712,624
96,062 NeoGenomics , Inc.
b
4,633,070
45,684 NextGen Healthcare, Inc.
b
826,880
35,358 Omnicell , Inc.
b
4,591,944
59,101 OraSure Technologies, Inc.
b
689,709
16,028 Orthifix Medical, Inc.
b
694,814
60,377 Owens & Minor, Inc. 2,269,571
36,032 Pacira Pharmaceuticals, Inc.
b
2,525,483
20,895 Pennant Group, Inc.
b
956,991
16,666 Phibro Animal Health Corporation 406,650
40,962 Prestige Consumer Healthcare,
Inc.
b
1,805,605
100,795 R1 RCM, Inc.
b
2,487,621
35,206 RadNet , Inc.
b
765,731
28,627 REGENXBIO, Inc.
b
976,467
88,613 Select Medical Holdings
Corporation
b
3,021,703
119,870 Spectrum Pharmaceuticals, Inc.
b
390,776
43,474 Supernus Pharmaceuticals, Inc.
b
1,138,149
11,300 Surmodics , Inc.
b
633,591
18,451 Tabula Rasa HealthCare, Inc.
a,b
849,669
16,025 Tactile Systems Technology, Inc.
b
873,202
31,089 Tivity Health, Inc.
b
693,907
10,557 U.S. Physical Therapy, Inc. 1,098,984
45,085 Vanda Pharmaceuticals, Inc.
b
677,177
32,201 Varex Imaging Corporation
b
659,799
37,751 Vericel Corporation
a,b
2,097,068
47,600 Xencor , Inc.
b
2,049,656
16,009 Zynex , Inc.
a,b
244,457
Total 94,460,655
Industrials (17.4%)
33,503 AAON, Inc. 2,345,545
27,252 AAR Corporation
b
1,135,046
55,102 ABM Industries, Inc. 2,810,753
25,142 Aegion Corporation
b
722,832
59,231 Aerojet Rocketdyne Holdings, Inc. 2,781,488
18,448 AeroVironment , Inc.
b
2,141,075
8,111 Alamo Group, Inc. 1,266,533

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Industrials (17.4%) - continued
25,219 Albany International Corporation $ 2,105,030
10,788 Allegiant Travel Company
b
2,632,919
13,966 American Woodmark Corporation
b
1,376,768
21,365 Apogee Enterprises, Inc. 873,401
31,840 Applied Industrial Technologies,
Inc. 2,902,853
20,864 ArcBest Corporation 1,468,200
80,416 Arconic Corporation
b
2,041,762
39,576 Arcosa , Inc. 2,576,002
18,576 Astec Industries, Inc. 1,401,002
22,474 Atlas Air Worldwide Holdings, Inc.
b
1,358,329
20,836 AZZ, Inc. 1,049,093
38,278 Barnes Group, Inc. 1,896,292
39,830 Brady Corporation 2,128,913
29,201 Chart Industries, Inc.
b
4,156,762
16,430 CIRCOR International, Inc.
b
572,093
29,725 Comfort Systems USA, Inc. 2,222,538
26,084 Cubic Corporation 1,945,084
34,525 Deluxe Corporation 1,448,669
13,446 DXP Enterprises, Inc.
b
405,666
21,858 Echo Global Logistics, Inc.
b
686,560
16,948 Encore Wire Corporation 1,137,719
49,182 Enerpac Tool Group Corporation 1,284,634
16,899 EnPro Industries, Inc. 1,440,978
21,389 ESCO Technologies, Inc. 2,329,048
42,555 Exponent, Inc. 4,146,985
49,730 Federal Signal Corporation 1,904,659
9,035 Forrester Research, Inc.
b
383,807
22,614 Forward Air Corporation 2,008,349
31,522 Franklin Electric Company, Inc. 2,488,347
26,756 Gibraltar Industries, Inc.
b
2,448,442
35,197 GMS, Inc.
b
1,469,475
37,522 Granite Construction, Inc. 1,510,260
26,964 Greenbrier Companies, Inc. 1,273,240
37,124 Griffon Corporation 1,008,659
64,833 Harsco Corporation
b
1,111,886
39,801 Hawaiian Holdings, Inc.
b
1,061,493
40,076 Heartland Express, Inc. 784,688
15,904 Heidrick & Struggles International,
Inc. 568,091
61,654 Hillenbrand, Inc. 2,941,512
35,270 HNI Corporation 1,395,281
27,743 Hub Group, Inc.
b
1,866,549
15,866 Insteel Industries, Inc. 489,307
48,172 Interface, Inc. 601,187
26,065 John Bean Technologies
Corporation 3,475,507
22,780 Kaman Corporation 1,168,386
27,448 Kelly Services, Inc.
b
611,267
44,357 Korn Ferry 2,766,546
8,925 Lindsay Corporation 1,487,083
13,938 Lydall , Inc.
b
470,268
48,237 Marten Transport, Ltd. 818,582
35,680 Matson, Inc. 2,379,856
26,020 Matthews International Corporation 1,029,091
59,585 Meritor, Inc.
b
1,752,991
24,117 Moog, Inc. 2,005,328
46,919 Mueller Industries, Inc. 1,940,101
13,791 MYR Group, Inc.
b
988,401
4,269 National Presto Industries, Inc. 435,737
90,322 NOW, Inc.
b
911,349
18,180 Patrick Industries, Inc. 1,545,300
48,807 PGT Innovations, Inc.
b
1,232,377
142,339 Pitney Bowes, Inc. 1,172,873
7,289 Powell Industries, Inc. 246,878
Shares Common Stock (98.3%) Value
Industrials (17.4%) - continued
22,677 Proto Labs, Inc.
b
$ 2,760,925
27,634 Quanex Building Products
Corporation 724,840
29,453 Raven Industries, Inc. 1,128,933
117,584 Resideo Technologies, Inc.
b
3,321,748
25,102 Resources Connection, Inc. 339,881
21,629 Saia, Inc.
b
4,987,215
41,356 SkyWest, Inc.
b
2,253,075
37,028 SPX Corporation
b
2,157,622
34,624 SPX FLOW, Inc. 2,192,738
10,151 Standex International Corporation 970,131
25,160 Team, Inc.
b
290,095
15,210 Tennant Company 1,215,127
41,400 Titan International, Inc.
b
384,192
42,904 Triumph Group, Inc.
b
788,575
29,151 TrueBlue , Inc.
b
641,905
50,280 UFP Industries, Inc. 3,813,235
12,499 UniFirst Corporation 2,796,151
25,876 US Ecology, Inc.
b
1,077,477
10,235 Veritiv Corporation
b
435,397
16,811 Viad Corporation
b
701,859
17,424 Vicor Corporation
b
1,481,563
42,763 Wabash National Corporation 803,944
22,567 Watts Water Technologies, Inc. 2,681,185
Total 148,491,538
Information Technology (13.7%)
101,979 3D Systems Corporation
b
2,798,304
88,296 8x8, Inc.
b
2,864,322
39,708 ADTRAN, Inc. 662,329
31,462 Advanced Energy Industries, Inc. 3,434,707
16,699 Agilysys , Inc.
b
800,884
37,068 Alarm.com Holdings, Inc.
b
3,201,934
20,179 Applied Optoelectronics, Inc.
a,b
168,696
66,131 Arlo Technologies, Inc.
b
415,303
27,710 Axcelis Technologies, Inc.
b
1,138,604
23,942 Badger Meter, Inc. 2,228,282
8,390 Bel Fuse, Inc. 166,877
29,841 Benchmark Electronics, Inc. 922,684
31,940 Bottomline Technologies (de), Inc.
b
1,445,285
28,780 CalAmp Corporation
b
312,263
29,681 Cardtronics , Inc.
b
1,151,623
18,734 CEVA, Inc.
b
1,051,914
38,724 Cohu , Inc.
b
1,620,212
21,402 Comtech Telecommunications
Corporation 531,626
26,815 CSG Systems International, Inc. 1,203,725
26,573 CTS Corporation 825,357
30,289 Daktronics, Inc.
b
189,912
64,221 Diebold Nixdorf, Inc.
b
907,443
27,280 Digi International, Inc.
b
518,047
34,558 Diodes, Inc.
b
2,759,111
18,027 DSP Group, Inc.
b
256,885
19,331 Ebix , Inc.
a
619,172
11,092 ePlus , Inc.
b
1,105,207
49,185 EVERTEC, Inc. 1,830,666
27,499 ExlService Holdings, Inc.
b
2,479,310
101,519 Extreme Networks, Inc.
b
888,291
30,288 Fabrinet
b
2,737,732
14,802 FARO Technologies, Inc.
b
1,281,409
63,869 FormFactor , Inc.
b
2,881,131
123,505 Glu Mobile, Inc.
b
1,541,342
82,842 Harmonic, Inc.
b
649,481
23,050 Ichor Holdings, Ltd.
b
1,240,090
28,836 Insight Enterprises, Inc.
b
2,751,531

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Information Technology (13.7%) - continued
36,429 Itron , Inc.
b
$ 3,229,431
75,350 Knowles Corporation
b
1,576,322
50,994 Kulicke and Soffa Industries, Inc. 2,504,315
51,785 LivePerson , Inc.
b
2,731,141
22,447 ManTech International Corporation 1,951,767
55,724 MaxLinear , Inc.
b
1,899,074
31,583 Methode Electronics, Inc. 1,325,854
6,262 MicroStrategy , Inc.
a,b
4,250,646
15,998 MTS Systems Corporation
b
931,084
25,138 NETGEAR, Inc.
b
1,033,172
55,197 NIC, Inc. 1,872,834
27,871 OneSpan , Inc.
b
682,839
40,113 Onto Innovation, Inc.
b
2,635,825
13,730 OSI Systems, Inc.
b
1,319,453
15,403 Park Aerospace Corporation 203,628
9,031 PC Connection, Inc. 418,948
24,072 PDF Solutions, Inc.
b
428,000
27,134 Perficient , Inc.
b
1,593,308
52,094 Photronics , Inc.
b
669,929
30,845 Plantronics, Inc.
b
1,200,179
23,674 Plexus Corporation
b
2,174,220
49,332 Power Integrations, Inc. 4,019,571
36,322 Progress Software Corporation 1,600,347
91,782 Rambus, Inc.
b
1,784,242
15,361 Rogers Corporation
b
2,891,094
53,335 Sanmina Corporation
b
2,207,002
20,908 ScanSource , Inc.
b
626,195
12,464 Simulations Plus, Inc. 788,223
11,600 SMART Global Holdings, Inc.
b
533,832
29,231 SPS Commerce, Inc.
b
2,902,931
32,542 Sykes Enterprises, Inc.
b
1,434,451
14,973 TTEC Holdings, Inc. 1,504,038
81,569 TTM Technologies, Inc.
b
1,182,751
33,362 Ultra Clean Holdings, Inc.
b
1,936,330
51,788 Unisys Corporation
b
1,316,451
40,847 Veeco Instruments, Inc.
b
847,167
187,894 Viavi Solutions, Inc.
b
2,949,936
86,083 Xperi Holding Corporation 1,874,027
Total 116,612,248
Materials (4.9%)
23,029 AdvanSix , Inc.
b
617,638
104,185 Allegheny Technologies, Inc.
b
2,194,136
21,895 American Vanguard Corporation 446,877
26,610 Balchem Corporation 3,337,160
32,204 Boise Cascade Company 1,926,765
39,452 Carpenter Technology Corporation 1,623,450
41,428 Century Aluminum Company
b
731,618
13,640 Clearwater Paper Corporation
b
513,137
12,642 DMC Global, Inc.
b
685,955
67,676 Ferro Corporation
b
1,141,017
21,201 FutureFuel Corporation 308,051
39,623 GCP Applied Technologies, Inc.
b
972,348
36,447 Glatfelter Corporation 625,066
42,792 H.B. Fuller Company 2,692,045
15,516 Hawkins, Inc. 520,096
10,418 Haynes International, Inc. 309,102
20,207 Innospec , Inc. 2,075,057
12,989 Kaiser Aluminum Corporation 1,435,284
17,332 Koppers Holdings, Inc.
b
602,460
26,183 Kraton Performance Polymers,
Inc.
b
958,036
120,432 Livent Corporation
a,b
2,085,882
16,700 Materion Corporation 1,106,208
32,465 Mercer International, Inc. 467,171
Shares Common Stock (98.3%) Value
Materials (4.9%) - continued
29,429 Myers Industries, Inc. $ 581,517
13,831 Neenah, Inc. 710,637
129,340 O-I Glass, Inc.
b
1,906,472
7,460 Olympic Steel, Inc. 219,697
10,853 Quaker Chemical Corporation 2,645,636
52,048 Rayonier Advanced Materials,
Inc.
b
472,075
25,807 Schweitzer-Mauduit International,
Inc. 1,263,769
17,541 Stepan Company 2,229,637
68,022 SunCoke Energy, Inc. 476,834
31,172 TimkenSteel Corporation
b
366,271
21,188 Tredegar Corporation 318,032
31,577 Trinseo SA 2,010,508
13,086 US Concrete, Inc.
b
959,466
Total 41,535,110
Real Estate (7.5%)
70,879 Acadia Realty Trust 1,344,575
52,139 Agree Realty Corporation 3,509,476
59,474 Alexander & Baldwin, Inc. 998,568
41,232 American Assets Trust, Inc. 1,337,566
48,710 Armada Hoffler Properties, Inc. 610,823
140,173 Brandywine Realty Trust 1,809,633
78,774 CareTrust REIT, Inc. 1,834,253
10,659 Centerspace 724,812
38,620 Chatham Lodging Trust
b
508,239
18,541 Community Healthcare Trust, Inc. 855,111
98,279 CoreCivic , Inc.
b
889,425
172,569 DiamondRock Hospitality
Company
b
1,777,461
195,729 Diversified Healthcare Trust 935,585
67,466 Easterly Government Properties,
Inc. 1,398,570
87,844 Essential Properties Realty Trust,
Inc. 2,005,479
62,522 Four Corners Property Trust, Inc. 1,713,103
79,350 Franklin Street Properties
Corporation 432,457
99,650 GEO Group, Inc. 773,284
30,190 Getty Realty Corporation 854,981
74,404 Global Net Lease, Inc. 1,343,736
29,994 Hersha Hospitality Trust
b
316,437
83,672 Independence Realty Trust, Inc. 1,271,814
53,643 Industrial Logistics Properties Trust 1,240,763
19,654 Innovative Industrial Properties,
Inc. 3,540,865
60,683 iSTAR Financial, Inc. 1,078,944
69,243 Kite Realty Group Trust 1,335,697
228,002 Lexington Realty Trust 2,533,102
32,236 LTC Properties, Inc. 1,344,886
70,804 Mack-Cali Realty Corporation 1,096,046
19,744 Marcus and Millichap, Inc.
b
665,373
52,757 National Storage Affiliates Trust 2,106,587
18,533 NexPoint Residential Trust, Inc. 854,186
39,692 Office Properties Income Trust 1,092,324
15,260 RE/MAX Holdings, Inc. 601,091
94,877 Realogy Holdings Corporation
b
1,435,489
97,035 Retail Opportunity Investments
Corporation 1,539,945
176,297 Retail Properties of America, Inc. 1,847,593
66,724 RPT Realty 761,321
11,811 Safehold , Inc. 827,951
10,617 Saul Centers, Inc. 425,848
136,990 SITE Centers Corporation 1,857,584

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (98.3%) Value
Real Estate (7.5%) - continued
25,636 St. Joe Company $ 1,099,784
86,836 Summit Hotel Properties, Inc.
b
882,254
76,865 Tanger Factory Outlet Centers, Inc. 1,162,967
191,317 Uniti Group, Inc. 2,110,227
10,521 Universal Health Realty Income
Trust 713,113
24,726 Urstadt Biddle Properties, Inc. 411,688
69,462 Washington REIT 1,535,110
32,801 Whitestone REIT 318,170
93,471 Xenia Hotels & Resorts, Inc.
b
1,822,685
Total 63,486,981
Utilities (1.4%)
30,310 American States Water Company 2,292,042
56,898 Avista Corporation 2,716,880
41,359 California Water Service Group 2,330,166
14,353 Chesapeake Utilities Corporation 1,666,096
25,143 Northwest Natural Holding
Company 1,356,465
82,653 South Jersey Industries, Inc. 1,866,305
Total 12,227,954
Total Common Stock
(cost $550,614,961) 837,228,875
Shares
Collateral Held for Securities
Loaned ( 3.0% ) Value
25,601,910 Thrivent Cash Management Trust 25,601,910
Total Collateral Held for
Securities Loaned
(cost $25,601,910) 25,601,910
Shares
Registered Investment
Companies ( 1.5% ) Value
Unaffiliated  (1.5%)
116,065 iShares Core S&P Small-Cap ETF 12,596,534
Total 12,596,534
Total Registered Investment
Companies (cost $9,361,514) 12,596,534
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.020%, 6/16/2021
d,e
99,996
Thrivent Core Short-Term Reserve
Fund
74,521 0.180% 745,215
Total Short-Term Investments
(cost $845,210) 845,211
Total Investments (cost
$586,423,595) 102.9% $876,272,530
Other Assets and Liabilities, Net
(2.9%) (24,685,762)
Total Net Assets 100.0% $851,586,768
a All or a portion of the security is on loan.
b Non-income producing security.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 25,265,696
Total lending $25,265,696
Gross amount payable upon return of
collateral for securities loaned $25,601,910
Net amounts due to counterparty
$336,214
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,688,675 13,688,675 – –
Consumer Discretionary 134,896,723 134,896,723 – –
Consumer Staples 33,635,909 33,635,909 – –
Energy 32,267,118 32,267,118 – –
Financials 145,925,964 145,885,025 – 40,939
Health Care 94,460,655 94,460,655 – –
Industrials 148,491,538 148,491,538 – –
Information Technology 116,612,248 116,612,248 – –
Materials 41,535,110 41,535,110 – –
Real Estate 63,486,981 63,486,981 – –
Utilities 12,227,954 12,227,954 – –
Registered Investment Companies
Unaffiliated 12,596,534 12,596,534 – –
Short-Term Investments 99,996 – 99,996 –
Subtotal Investments in Securities $849,925,405 $849,784,470 $99,996 $40,939
Other Investments  * Total
Affiliated Short-Term Investments 745,215
Collateral Held for Securities Loaned 25,601,910
Subtotal Other Investments $26,347,125
Total Investments at Value $876,272,530
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 54,921 54,921 – –
Total Liability Derivatives $54,921 $54,921 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 31, 2021. Investments and/or cash totaling $99,996 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 June 2021 $ 1,166,171 ( $ 54,921)
Total Futures Long Contracts $ 1,166,171 ( $ 54,921)
Total Futures Contracts $ 1,166,171 ($54,921)

Small Cap Index Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $484 $10,522 $10,261 $745 75 0.1%
Total Affiliated Short-Term Investments 484 745 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 28,655 91,459 94,512 25,602 25,602 3.0
Total Collateral Held for Securities Loaned 28,655 25,602 3.0
Total Value $29,139 $26,347
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 57
Total Affiliated Income from Securities Loaned, Net $57
Total Value $– $– $–

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (1.5%)
657,782 QuinStreet, Inc.
a
$ 13,352,975
Total 13,352,975
Consumer Discretionary (10.9%)
220,365 Cedar Fair, LP
a
10,947,733
332,460 Cooper-Standard Holdings, Inc.
a
12,074,947
119,882 Crocs, Inc.
a
9,644,507
291,920 Leggett & Platt, Inc. 13,326,148
203,007 Miller Industries, Inc. 9,376,893
75,175 Sleep Number Corporation
a
10,786,861
285,038 Stoneridge, Inc.
a
9,067,059
103,760 Texas Roadhouse, Inc.
a
9,954,734
204,575 Zumiez, Inc.
a
8,776,268
Total 93,955,150
Consumer Staples (3.9%)
66,322 John B. Sanfilippo & Son, Inc. 5,993,519
854,248 Primo Water Corporation 13,890,073
269,196 Turning Point Brands, Inc. 14,043,955
Total 33,927,547
Energy (2.2%)
245,687 Devon Energy Corporation 5,368,261
471,911 Helmerich & Payne, Inc. 12,722,721
317,874 Nine Energy Service, Inc.
a
731,110
Total 18,822,092
Financials (21.2%)
271,398 Air Lease Corporation 13,298,502
242,058 Assured Guaranty, Ltd. 10,234,212
230,430 Bank of N.T. Butterfield & Son, Ltd. 8,807,035
514,619 Bridgewater Bancshares, Inc.
a
8,311,097
354,003 Columbia Banking System, Inc. 15,253,989
105,322 Evercore, Inc. 13,875,120
685,782 Everi Holdings, Inc.
a
9,676,384
131,014 Glacier Bancorp, Inc. 7,478,279
370,049 Heartland Financial USA, Inc. 18,598,663
196,757 James River Group Holdings, Ltd. 8,976,054
86,432 Primerica, Inc. 12,776,378
309,674 Seacoast Banking Corporation of
Florida
a
11,222,586
55,665 Selective Insurance Group, Inc. 4,037,939
228,848 Synovus Financial Corporation 10,469,796
167,790 Triumph Bancorp, Inc.
a
12,985,268
181,744 Western Alliance Bancorp 17,163,904
Total 183,165,206
Health Care (9.2%)
150,343 AMN Healthcare Services, Inc.
a
11,080,279
227,778 Ardelyx, Inc.
a
1,507,891
78,557 Biohaven Pharmaceutical Holding
Company, Ltd.
a
5,369,371
200,628 Halozyme Therapeutics, Inc.
a
8,364,181
126,336 InMode, Ltd.
a
9,142,936
304,138 Lantheus Holdings, Inc.
a
6,499,429
39,128 LHC Group, Inc.
a
7,481,665
190,061 Syneos Health, Inc.
a
14,416,127
181,407 Tactile Systems Technology, Inc.
a
9,884,868
517,636 Viemed Healthcare, Inc.
a
5,238,476
Total 78,985,223
Industrials (20.9%)
185,100 Altra Industrial Motion Corporation 10,239,732
114,139 ASGN, Inc.
a
10,893,426
Shares Common Stock (99.2%) Value
Industrials (20.9%) - continued
413,424 Badger Daylighting, Ltd. $ 14,103,196
103,498 Crane Company 9,719,497
107,977 Curtiss-Wright Corporation 12,806,072
62,859 Encore Wire Corporation 4,219,725
135,778 Forward Air Corporation 12,058,444
164,496 Helios Technologies, Inc. 11,986,824
96,428 Lincoln Electric Holdings, Inc. 11,854,858
160,506 Manpower, Inc. 15,874,044
451,463 Meritor, Inc.
a
13,282,042
63,655 Middleby Corporation
a
10,550,816
261,051 NAPCO Security Technologies,
Inc.
a
9,092,406
377,483 Raven Industries, Inc. 14,468,923
100,185 Ritchie Brothers Auctioneers, Inc. 5,865,832
157,325 WESCO International, Inc.
a
13,613,332
Total 180,629,169
Information Technology (13.4%)
74,188 Advanced Energy Industries, Inc. 8,099,104
220,395 Agilysys, Inc.
a
10,570,144
151,743 Axcelis Technologies, Inc.
a
6,235,120
139,589 BigCommerce Holdings, Inc.
a,b
8,068,244
133,935 Ciena Corporation
a
7,328,923
152,048 Computer Services, Inc. 8,970,832
90,193 Dolby Laboratories, Inc. 8,903,853
34,415 Littelfuse, Inc. 9,100,702
242,091 National Instruments Corporation 10,454,700
210,242 Nuance Communications, Inc.
a
9,174,961
87,358 Plexus Corporation
a
8,022,959
744,962 TTM Technologies, Inc.
a
10,801,949
107,630 Workiva, Inc.
a
9,499,424
Total 115,230,915
Materials (7.3%)
330,884 Carpenter Technology Corporation 13,615,877
648,451 Element Solutions, Inc. 11,860,169
1,328,683 Ivanhoe Mines, Ltd.
a
6,840,598
174,478 UFP Technologies, Inc.
a
8,692,494
85,461 United States Lime & Minerals, Inc. 11,426,990
173,104 W. R. Grace & Company 10,362,005
Total 62,798,133
Real Estate (6.5%)
55,712 Agree Realty Corporation 3,749,975
274,440 American Campus Communities,
Inc. 11,847,575
111,007 Colliers International Group, Inc. 10,905,328
105,058 Healthcare Realty Trust, Inc. 3,185,358
445,980 Independence Realty Trust, Inc. 6,778,896
128,002 National Storage Affiliates Trust 5,111,120
127,694 Rayonier, Inc. REIT 4,118,131
860,139 Sunstone Hotel Investors, Inc.
a
10,717,332
Total 56,413,715
Utilities (2.2%)
69,873 NorthWestern Corporation 4,555,719
144,638 Portland General Electric
Company 6,865,966
96,246 Spire, Inc. 7,111,617
Total 18,533,302
Total Common Stock
(cost $582,441,812) 855,813,427

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
7,319,350 Thrivent Cash Management Trust $ 7,319,350
Total Collateral Held for
Securities Loaned
(cost $7,319,350) 7,319,350
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
805,687 0.180% 8,056,873
Total Short-Term Investments
(cost $8,055,617) 8,056,873
Total Investments (cost
$597,816,779) 101.0% $871,189,650
Other Assets and Liabilities, Net
(1.0%) (8,832,864)
Total Net Assets 100.0% $862,356,786
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 31, 2021:
Securities Lending Transactions
Common Stock $ 7,762,540
Total lending $7,762,540
Gross amount payable upon return of
collateral for securities loaned $7,319,350
Net amounts due to counterparty
$(443,190)
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Stock Portfolio
Schedule of Investments as of March 31, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 31, 2021, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 13,352,975 13,352,975 – –
Consumer Discretionary 93,955,150 93,955,150 – –
Consumer Staples 33,927,547 33,927,547 – –
Energy 18,822,092 18,822,092 – –
Financials 183,165,206 183,165,206 – –
Health Care 78,985,223 78,985,223 – –
Industrials 180,629,169 166,525,973 14,103,196 –
Information Technology 115,230,915 115,230,915 – –
Materials 62,798,133 55,957,535 6,840,598 –
Real Estate 56,413,715 56,413,715 – –
Utilities 18,533,302 18,533,302 – –
Subtotal Investments in Securities $855,813,427 $834,869,633 $20,943,794 $–
Other Investments  * Total
Affiliated Short-Term Investments 8,056,873
Collateral Held for Securities Loaned 7,319,350
Subtotal Other Investments $15,376,223
Total Investments at Value $871,189,650
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
3/31/2021
Shares Held at
3/31/2021
% of Net
Assets
3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $25,089 $57,415 $74,447 $8,057 806 0.9%
Total Affiliated Short-Term Investments 25,089 8,057 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,115 64,963 78,759 7,319 7,319 0.9
Total Collateral Held for Securities Loaned 21,115 7,319 0.9
Total Value $46,204 $15,376
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 3/31/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.180% $– $– – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $–

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the
Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle
price.  Exchange cleared swap agreements are valued at the
clearinghouse end of day price. Swap agreements not cleared
on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the
Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (“Committee”) that
is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate
fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended March 31, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on mortgage backed securities to generate income and/or
manage the duration of the Portfolio.
During the period ended March 31, 2021, Aggressive Allocation,
Government Bond, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used options on interest rate futures to hedge interest rate risk and/or manage the duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market Portfolio, may use futures contracts to manage
the exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended March 31, 2021, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the period ended March 31, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Global Stock, International Allocation, International Index, Large
Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Small Cap Index used equity futures to manage exposure to the equities market.
During the period ended March 31, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Global Stock, International Allocation, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the period ended March 31, 2021, no portfolios engaged in this type of transaction.
Swap Agreements — All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are valued

Notes to Schedule of Investments
as of March 31, 2021
(unaudited)

daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio.
This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the
Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.
The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 31, 2021, High Yield used CDX
indices (comprised of credit default swaps) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap
agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves
commitments to pay interest in exchange for a market linked
return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or
"short" position with respect to the underlying referenced asset.
    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.